UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
     Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22235

AQR Funds

(Exact name of registrant as specified in charter)

         One Greenwich Plaza
                        Greenwich, CT 06830

(Address of principal executive offices) (Zip code)

H.J. Willcox, Esq.
Principal and Chief Legal Officer
AQR Capital Management, LLC
                         One Greenwich Plaza
                        Greenwich, CT 06830
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2022 to December 31, 2022

Item 1. Reports to Shareholders.

a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not applicable.

Annual Report
December 31, 2022
AQR Alternative Risk Premia Fund
AQR Diversified Arbitrage Fund
AQR Diversifying Strategies Fund
AQR Equity Market Neutral Fund
AQR Long-Short Equity Fund
AQR Macro Opportunities Fund
AQR Managed Futures Strategy Fund
AQR Managed Futures Strategy HV Fund
AQR Multi-Asset Fund
AQR Risk-Balanced Commodities Strategy Fund
AQR Style Premia Alternative Fund
AQR Sustainable Long-Short Equity Carbon Aware Fund

Table of Contents
Shareholder Letters (Unaudited)
AQR Alternative Risk Premia Fund
...................................................................
2
AQR Diversified Arbitrage Fund
.....................................................................
4
AQR Diversifying Strategies Fund
...................................................................
8
AQR Equity Market Neutral Fund
....................................................................
10
AQR Long-Short Equity Fund
.......................................................................
12
AQR Macro Opportunities Fund
.....................................................................
14
AQR Managed Futures Strategy Fund
................................................................
17
AQR Managed Futures Strategy HV Fund
.............................................................
20
AQR Multi-Asset Fund
............................................................................
23
AQR Risk-Balanced Commodities Strategy Fund
........................................................
25
AQR Style Premia Alternative Fund
..................................................................
27
AQR Sustainable Long-Short Equity Carbon Aware Fund
..................................................
29
Schedule of Investments
AQR Alternative Risk Premia Fund
...................................................................
33
AQR Diversified Arbitrage Fund
.....................................................................
63
AQR Diversifying Strategies Fund
...................................................................
87
AQR Equity Market Neutral Fund
....................................................................
88
AQR Long-Short Equity Fund
.......................................................................
108
AQR Macro Opportunities Fund
.....................................................................
135
AQR Managed Futures Strategy Fund
................................................................
152
AQR Managed Futures Strategy HV Fund
.............................................................
181
AQR Multi-Asset Fund
............................................................................
211
AQR Risk-Balanced Commodities Strategy Fund
........................................................
227
AQR Style Premia Alternative Fund
..................................................................
236
AQR Sustainable Long-Short Equity Carbon Aware Fund
..................................................
269
Financial Statements and Notes
........................................................................
290
Report of Independent Registered Public Accounting Firm
.....................................................
366
Other Federal Tax Information (Unaudited)
................................................................
367
Fund Expense Examples (Unaudited)
....................................................................
369
Trustees and Officers (Unaudited)
.......................................................................
372
Board Approval of Investment Advisory Agreements (Unaudited)
................................................
374

Shareholder Letter (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND

AQR Funds | Annual Report | December 2022
Dear Shareholder:
The AQR Alternative Risk Premia Fund (the “Fund”) returned 25.26%, net of fees, (Class I shares) in 2022.
Over the year, the Fund realized 14.8% annualized daily volatility and a -0.4 correlation to global equities, as represented by the MSCI World Index. The ICE BofA U.S. 3-Month Treasury Bill Index, which is the Fund’s benchmark, returned 1.46% over this period.
Utilization of derivative instruments is inherent to the Fund's principal investment strategies. During the year ended December 31, 2022, the Fund's use of derivative instruments in accordance with its principal investment strategies did not cause the Fund's performance to materially deviate from AQR's performance expectations for the Fund under the market conditions experienced over this period.
During the 2022 fiscal year, the Fund invested in five different asset groups, including using derivatives such as futures and swaps: equities of major developed markets, country specific equity indices, bonds, currencies and commodities. The Fund employed market-neutral and long-short strategies across these asset groups based on five investment styles:
Value - The tendency for cheap assets to outperform expensive ones
Momentum - The tendency for an asset’s recent relative performance to continue in the future
Carry - The tendency for higher-yielding assets to provide higher returns than lower-yielding assets
Defensive - The tendency for lower-risk and higher-quality assets to generate higher risk-adjusted returns
Trend - The tendency for an asset’s recent performance to continue in the future
Gains were mainly driven by the Stocks and Industries (“Stocks”) asset group, with Value being the dominant driver of performance. Fixed Income, Commodities and Equity Indices also contributed positively, while
Currencies detracted. A majority of Stocks gains occurred during the first and second quarter. The group then generally performed poorly until the beginning of the fourth quarter as Value retraced a large portion of what it had previously earned before recouping again toward the end of the year.
Stocks had positive performance across all the style factors, with Value being the biggest contributor. Fixed
Income saw its gains coming from Momentum and Trend. Commodities saw its gains come from Value as well as Trend. In Equity Indices, positive contributions from Carry and Value were offset by negative contributions from Momentum and Defensive. Currencies’ negative performance was driven by Value and
Defensive.
This year’s Stocks Value gains are a continuation in the style’s recovery that began towards the end of 2020.
AQR’s research suggests that the Value losses of the prior couple of years have been due to a temporary disconnect between prices and fundamentals. Investors were demanding stocks with high long-term growth forecasts, seemingly without concern for the price paid for those securities. Our prediction had been that performance for Value would rebound meaningfully as the bubble burst. The shift in 2021 was a meaningful step in this direction, and the continuation of the trend in 2022 has solidified our conviction in our prediction.
Jordan Brooks
Principal
Andrea Frazzini
Principal
John Huss
Principal
Yao Hua Ooi
Principal
Nathan Sosner
Principal

Shareholder Letter (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
AQR Funds | Annual Report | December 2022
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 4.31%, 4.57% and 4.22%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR ALTERNATIVE RISK PREMIA FUND VS. ICE BofA U.S. 3-MONTH TREASURY BILL INDEX VALUE OF
$10,000 INVESTED ON 09/19/2017
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2022
AQR ALTERNATIVE RISK PREMIA FUND
1 Year 3 Year 5 Year
Since
Inception
Date of
Inception
Fund - Class I: QRPIX 25.26% 4.16% 0.28% 0.28% 9/19/2017
Fund - Class N: QRPNX 24.83% 3.90% 0.03% 0.05% 9/19/2017
Fund - Class R6: QRPRX 25.46% 4.29% 0.39% 0.41% 9/19/2017
ICE BofA U.S. 3-Month Treasury Bill Index 1.46% 0.72% 1.26% 1.25% 9/19/2017

Shareholder Letter (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND

AQR Funds | Annual Report | December 2022
Dear Shareholder:
The AQR Diversified Arbitrage Fund (the “Fund”) invests in arbitrage strategies, including merger arbitrage, convertible arbitrage, and event-driven strategies. The investment process seeks to capture a liquidity premium around corporate control and capital raising events, while maintaining a highly diversified portfolio of securities with low exposure to other risk premia. Over the 2022 calendar year, the Fund’s Class I shares returned -3.29%, net of fees, due to negative returns in all three major strategy buckets. The convertible arbitrage strategy was the largest contributor to the fund loss (2.74%) followed by merger arbitrage (0.13%)
and event-driven (0.41%). A discussion of specific performance drivers for each of the three core strategies is included below.
Since its inception on January 15, 2009, the Fund’s correlation with overall equity and credit markets remains low. Based on monthly returns since inception through December 31, 2022, the Fund’s equity market beta (relative to the S&P 500 Total Return Index®) is 0.13, its annualized volatility is 5.1% and its
Sharpe ratio is 0.71.
Use of derivative instruments is inherent to the Fund's principal investment strategies, both to obtain financial leverage and to hedge portfolio risks. During the fiscal year ended December 31, 2022, the Fund's use of derivative instruments in accordance with its principal investment strategies did not cause the Fund's performance to materially deviate from AQR's performance expectations for the Fund under the market conditions experienced over this period.
Fund Description
Unlike the textbook definition of arbitrage that requires no capital and where identical securities can simultaneously be bought and sold for different prices, corporate arbitrage investments require significant capital and involve the purchase and sale of related but not identical securities at advantageous prices. For example, in merger arbitrage, the target stock can often be purchased for a price that is less than the merger consideration offered by the acquiring company. Arbitrageurs attempt to capture this difference by buying the target stock, and in the case of a stock merger, also selling short the acquirer’s stock. Similarly, in the case of convertible arbitrage, investors typically purchase a convertible bond at a price below fundamental value and hedge the risk of the underlying equity call option that is embedded in the bond by selling short the issuer’s common stock. Arbitrageurs generally profit when the prices of securities purchased converge to their fundamental values.
Like merger arbitrage and convertible arbitrage, the event-driven strategies employed by the Fund involve the purchase of securities around corporate events at discounts to their fundamental values. For most of the investments, an attempt is made to mitigate the embedded systematic risk via hedging. Where there is no direct hedge for a particular security, correlated indirect hedges are employed. For example, systematic equity market risk is hedged by shorting S&P 500 futures and swaps. Similarly, for example, credit and interest rate risks are hedged using derivative contracts (credit default swap indices and Treasury futures).
Although indirect hedges can effectively mitigate systematic risk (e.g., beta) on average, they expose the
Fund to basis risk— the basket of securities purchased around corporate events does not necessarily move in lockstep with the hedging instruments.
Performance Attribution
Over a long horizon, we expect arbitrage returns to have a low correlation to equity and credit market returns, and exceed short-term Treasury bill returns. In some years, like 2014, arbitrage strategies generate returns that are below expectations. In other years, such as 2020, arbitrage strategies generate returns that are significantly greater than the long-run expected average. Years with significant outperformance often follow severe market dislocations, like we experienced in March 2020, which can create favorable market conditions for arbitrage strategies. Since its inception in 2009, the Fund has returned an annualized average return of 3.6% above the ICE BofA U.S. 3-Month Treasury-Bill Index.
Convertible Arbitrage
Convertible arbitrage contributed (2.74%) to the Fund’s return in 2022. Negative returns can be attributed primarily to severe credit spread widening of convertible bond issuers throughout the year amid the sell-off in technology and growth-related equities coupled with an increase in interest rates. The widening credit spreads for these companies exceeded the magnitude of spread widening in the high-yield bond market and, in many cases, convertible prices fell even more than the implied move in credit spreads would explain.
Jordan Brooks
Principal
Rocky Bryant
Principal, AQR
Arbitrage
Mark Mitchell,
Ph.D.
Principal, AQR
Arbitrage
Todd Pulvino,
Ph.D.
Principal, AQR
Arbitrage
John Eckert
Managing Director,
AQR Arbitrage

Shareholder Letter (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
AQR Funds | Annual Report | December 2022
Following two years of robust new issuance, the U.S. convertible market experienced a significant slowdown, with only $29 billion raised by issuers. For context, the market raised $114 billion in 2020 and $93 billion in 2021. The slowdown in 2022 was the result of several factors including the sell-off in technology and growth equities, volatile market conditions (e.g., the Volatility Index (“VIX”)
moved from below 20 to above 30 on three occasions), widening credit spreads, and uncertainty about interest rates. While the decrease in issuance presented the Fund with fewer chances to deploy capital into attractively priced high-delta convertibles, historically we have seen that higher interest rates can cause companies to issue convertibles to fund their businesses because of the lower cash coupon relative to a high-yield bond. We began to see some indication of this dynamic in December, which saw the largest number of new convertibles issued of any month in 2022. This pickup in issuance is encouraging and could pave the way for more opportunities in 2023.
Merger Arbitrage
Merger arbitrage contributed (0.13%) to the Fund’s return in 2022. The second and third quarters drove the strategy’s negative return for the year, though only one deal failed over this period, due to widening of spreads in the merger universe from a median annualized spread of 7.0% in March to 16.5% in September. Spreads tightened in the fourth quarter to 5.1%, which would have resulted in positive strategy returns for the quarter if not for a loss incurred by the failure of DuPont de Nemours, Inc. to obtain regulatory approval for its acquisition of Rogers Corporation. Overall, the deal termination rate of 3.3% in 2022 was slightly below the long-term average, but merger arbitrage returns were impeded by spread widening and a relative dearth of deals with increases in consideration.
The domestic investible universe, defined as definitive-agreement U.S. deals with value greater than $500 million, expanded from
$269 billion to $420 billion over the first half of 2022 before falling to $298 billion at year-end. The number of deals in the universe declined steadily over the course of the year, beginning at 56 and ending at 39, as existing deals were completed, and the average size of announced mergers increased in the first half. Deal flow slowed in the second half of 2022 due to several factors including poor equity market conditions, a backlog of leveraged debt on banks’ balance sheets, and uncertainty about the path of monetary policy.
Looking ahead, we anticipate that merger activity will depend on the resolution of these impediments to dealmaking.
Event-Driven
The event-driven strategy contributed (0.41%) to the Fund’s return in 2022. The Special Purpose Acquisition Companies (“SPAC”)
and Closed-End Fund (“CEF”) strategies contributed positively to performance, but overall returns were inhibited by market volatility, especially in the first quarter, that induced losses in the capital markets sub-strategies
The SPAC sub-strategy accounted for over 90% of the event-driven strategy’s allocation in 2022, exceeding 30% of the Fund’s long market value until December, when it fell to 26% as a result of SPAC liquidations and redemptions by the Fund. Performance in the SPAC sub-strategy was driven by several factors. Existing SPACs lost value due to worsening market conditions and the underperformance of growth stocks, which was especially detrimental to de-SPAC warrants. New issuance of SPACs declined dramatically from the record $157 billion issued in 2021 to only $15 billion in 2022. This was largely driven by the reluctance of investment banks to underwrite SPACs after the Securities and Exchange Commission proposed new rules in March. The SPAC market was also impacted by the passage of the Inflation Reduction Act of 2022 in August, which imposes an excise tax on share repurchases that potentially applies to SPAC redemptions. This led to a rush of liquidations by sponsors that were unable to find merger targets, while others announced extension votes to allow investors a chance to redeem capital without tax consequences.
The shrinking size of the SPAC universe led to significant tightening of the median spread-to-trust from 3.1% at mid-year to 0.2% at year-end. This spread tightening led to profits on SPAC shares but the rise in early liquidations caused losses on warrants, which are rendered worthless by liquidation.
1
Performance in the CEF sub-strategy was driven by the fourth quarter, which exhibited volatility in discounts, and a sharp tightening of municipal discounts in November, that facilitated profitable trading by the Fund. Median CEF discounts widened substantially over the course of 2022, ending the year around 8% in each of the three segments we track (equity, credit, municipal) after beginning the year near zero. As a result, we expect this sub-strategy to remain attractive moving forward.
The Fund participates in corporate issuance of equity and debt securities to capture the liquidity premium issuers pay to access capital markets. New issuance declined substantially in 2022 from the record levels observed in 2021, so opportunities in this space were limited. The negative returns to these sub-strategies were driven by market volatility, particularly in the first quarter of 2022.
Performance of the Fund in 2022 was driven by heightened volatility and declining valuations in equity and debt markets, which impacted all three major strategy groups. The cheapening of convertible debt and the widening of CEF discounts in 2022 created attractive opportunities that the Fund will aim to exploit in 2023, and we are optimistic that prevailing market conditions will lead to increased convertible debt issuance. We anticipate that the finalization of proposed rules surrounding SPACs will stabilize that market, though we do not anticipate a recovery of issuance at the levels observed in 2020 and 2021. The resolution of uncertainty about the
Federal Reserve’s rate hikes and the ongoing efforts of banks to offload leveraged debt holdings should lead to continued merger activity and a recovery in capital markets issuance. Irrespective of where the Fund deploys capital in 2023, the Fund will continue to hedge systematic equity, credit, and interest rate risks, with the intention of delivering uncorrelated excess returns.
2

Shareholder Letter (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
AQR Funds | Annual Report | December 2022
1
The two primary risks in the SPAC strategy are mark-to-market risk and the risk of a SPAC failing to find an acquisition target.
Regarding mark-to-market risk, as long as the Fund does not need to sell SPACs at a discount, thereby locking in losses, this risk eventually falls away. When a SPAC fails to find an acquisition target and thus liquidates, the warrants associated with the SPAC become worthless, but shareholders still receive the trust value.
2
Note that the Fund uses various derivatives instruments (e.g., futures, options, forwards, and swaps), primarily to hedge systematic risks including credit risk and interest rate risk. While the purpose of employing derivatives instruments is to decrease the Fund’s overall risk, hedging instruments are imperfect tools and their effectiveness depends on the degree of price correlation between the derivative instruments and the assets being hedged. Imperfect correlation may be caused by several factors, including temporary price disparities between derivative markets and markets for the underlying assets.
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 1.53%, 1.78% and 1.44%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
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AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2022
AQR DIVERSIFIED ARBITRAGE FUND
1 Year 3 Year 5 Year 10 Year
Since
Inception
Date of
Inception
Fund - Class I: ADAIX -3.29% 8.77% 7.37% 4.10% 4.22% 1/15/2009
Fund - Class N: ADANX -3.54% 8.47% 7.12% 3.84% 3.95% 1/15/2009
Fund - Class R6: QDARX -3.22%* 8.83% 7.48% N/A 4.71% 9/2/2014
ICE BofA U.S. 3-Month Treasury Bill Index 1.46% 0.72% 1.26% 0.76% 0.59% 1/15/2009
* Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at 12/31/2022 for financial reporting purposes, and as a result, the net asset values for shareholder transactions and the total returns based on those net asset values differ from the adjusted net asset values and total returns for financial reporting.

Shareholder Letter (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
AQR Funds | Annual Report | December 2022
AQR DIVERSIFIED ARBITRAGE FUND VS. ICE BofA U.S. 3-MONTH TREASURY BILL INDEX VALUE OF $10,000
INVESTED ON 12/31/2012
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Shareholder Letter (Unaudited)
AQR DIVERSIFYING STRATEGIES FUND

AQR Funds | Annual Report | December 2022
Dear Shareholder:
The AQR Diversifying Strategies Fund (the “Fund”) returned 14.69%, net of fees, (Class I shares) in 2022.
Over the year, the Fund realized a 9.0% annualized daily volatility
1
and a -0.3 correlation to global equities,
as represented by the MSCI World Index. The ICE BofA U.S. 3-Month Treasury Bill Index, which is the
Fund’s benchmark, returned 1.46% over this period.
The Fund seeks to provide an all-in-one alternatives solution through an allocation to six alternative AQR
Funds. Leveraging AQR’s research and 20-year track record in alternative investing, the Fund is designed to complement an investor’s traditional stock and bond portfolio. The Fund invests in a portfolio of AQR Funds, providing exposure to both Active Multi-Asset strategies and Absolute Return strategies:
Active Multi-Asset Strategies: seek to provide tactical and risk-managed allocations among major asset classes across global markets. These strategies are expected to have some correlation to traditional asset classes over the long-term.
Absolute Return Strategies: seek to capture returns from well-established investment styles, such as value and momentum. Certain strategies may also provide exposure to less accessible types of returns. These strategies tend to be uncorrelated to traditional asset classes over the long-term.
Gains were entirely driven by the Absolute Return Strategies, whereas the Active Multi-Asset strategies partially detracted.
Performance across the diverse set of Absolute Return strategies was almost entirely positive. Gains were led by the exposure to the style premia, equity market neutral, trend and global macro strategies. The stock selection strategy was the dominant driver of returns for style premia, driven largely by value, while the macro asset groups contributed more modestly. The equity market neutral strategy performance was in large part attributable to U.S. and European stock selection, with the most gains coming from the value and defensive themes. The trend and global macro strategies also contributed positively, with gains primarily driven by short positioning in fixed income instruments. The arbitrage strategy was marginally down.
The Active Multi-Asset strategies were impacted by sell-offs in traditional equity and fixed income markets.
Central banks across the developed work embarked in monetary tightening as inflation increased. The strategies lost due to exposures in equities and nominal bonds. Gains derived from commodity exposures were not enough to offset those losses.
1
Volatility is a statistical measurement of the dispersion of returns of a security or fund or index, as measured by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk.
John Liew
Founding Principal
Jordan Brooks
Principal
Andrea Frazzini
Principal
Yao Hua Ooi
Principal
John Huss
Principal
Lars Nielsen
Principal

Shareholder Letter (Unaudited)
AQR DIVERSIFYING STRATEGIES FUND
AQR Funds | Annual Report | December 2022
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 2.30%, 2.42% and 2.20%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR DIVERSIFYING STRATEGIES FUND VS. ICE BofA U.S. 3-MONTH TREASURY BILL INDEX VALUE OF
$10,000 INVESTED ON 6/8/2020
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
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test
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2022
AQR DIVERSIFYING STRATEGIES FUND
1 Year
Since
Inception
Date of
Inception
Fund - Class I: QDSIX 14.69% 12.14% 6/8/2020
Fund - Class N: QDSNX 14.49% 11.91% 6/8/2020
Fund - Class R6: QDSRX 14.84% 12.29% 6/8/2020
ICE BofA U.S. 3-Month Treasury Bill Index 1.46% 0.62% 6/8/2020

Shareholder Letter (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND

AQR Funds | Annual Report | December 2022
Dear Shareholder:
The AQR Equity Market Neutral Fund (the “Fund”) seeks to provide investors with returns from potential gains of its long and short equity positions. The Fund is designed to be market, or beta-neutral, meaning the Fund seeks to achieve returns that are not closely correlated with the returns of the equity markets in which the Fund invests. Accordingly, the Fund, on average, intends to target a portfolio beta of zero over a normal business cycle. The Fund pursues its investment objective by investing at least 80% of its net assets
(including borrowings for investment purposes) in equity securities and equity related derivative instruments.
Since the Fund targets a beta of zero, an appropriate benchmark is U.S. cash returns, which remain at relatively low levels. In 2022, the Fund’s Class I shares returned 27.22%, net of fees. The Fund’s benchmark
(ICE BofA U.S. 3-Month Treasury Bill Index) delivered a return of 1.46% over this period. As such, the Fund outperformed its benchmark.
Geographically, stocks in the U.S., Japan, and Germany contributed most to overall returns. At the sector level, stock selection within Industrials, Financials, and Materials drove gains.
Securities in the Fund remained globally diversified with over 50% of the Fund invested outside of the U.S.
As of the end of the year, our largest sector overweight was in Energy, while our largest underweight was in
Healthcare.
The Fund is intended to maintain neutrality to equity markets, and incorporates constraints to limit exposure to macroeconomic factors.
In 2022, we have seen a continuation of positive Value performance. Despite some month-to-month volatility and detraction in the third quarter, Value had an impressive year as persistent inflation and subsequent interest rate hikes appear to have negatively impacted most high-growth investment strategies.
Global financial conditions have tightened in response to recent rate increases, as investors face ongoing uncertainty around the outlook for inflation, monetary policy, and growth. A slowdown in Chinese growth over the period, in part due to a series of COVID-19-related lockdowns and a crisis in the country’s real estate sector, also weighed on market performance. Lastly, Russia's invasion of Ukraine and its effect on the global energy market has clouded the economic outlook in Europe, though a warm winter and an influx of supply from other parts of the world have helped the continent avoid energy shortages thus far.
At AQR, we employ a variety of means to monitor markets and assess portfolio risk on a continual basis.
The equity portfolios that form our investment strategies maintain extensive levels of diversification (at the security, industry, and, where applicable, country level), strict risk controls, and independent risk monitoring.
We maintain a systematic equity portfolio management process that considers moderate position-level exposures, and portfolio liquidity. Our portfolio management and research teams, in coordination with our implementation team and independent risk team, have long employed measures to assess portfolio performance during uncertain and volatile periods, and to monitor the higher levels of market and active portfolio volatility to determine if intervention is necessary. Our experience during last year’s COVID-19 environment, as with other past volatile and uncertain periods, is that we have been able to successfully make the necessary adjustments to implement our strategies in accordance with stated objectives. We will continue to remain vigilant as the COVID-19 recovery remains a potential factor within the equity market environment.
The Fund's use of derivative instruments in accordance with its principal investment strategies did not cause the Fund's performance to materially deviate from AQR's performance expectations for the Fund under the market conditions experienced over this period.
We believe that the normalization of the extreme dislocation seen over the last few years may continue to be a tailwind for Value performance. One way in which we can measure the dislocation observed in Value is by looking at Value spreads, which measure the difference in valuation multiples between cheap and expensive companies. Over the last few years, we have seen spreads move to extreme levels – similar to those observed leading up to the 2000s Tech Bubble. As a result, our value-based investments have contributed positively through 2022 as the Value stock performance recovery has continued.
Cliff Asness
Managing &
Founding Principal
Michele Aghassi
Principal
Andrea Frazzini
Principal
John J. Huss
Principal
Lars Nielsen
Principal

Shareholder Letter (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
AQR Funds | Annual Report | December 2022
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 1.89%, 2.15% and 1.81%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR EQUITY MARKET NEUTRAL FUND VS. ICE BofA U.S. 3-MONTH TREASURY BILL INDEX VALUE OF
$10,000 INVESTED ON 10/7/2014
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
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AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2022
AQR EQUITY MARKET NEUTRAL FUND
1 Year 3 Year 5 Year
Since
Inception
Date of
Inception
Fund - Class I: QMNIX 27.22% 6.39% -1.16% 3.40% 10/7/2014
Fund - Class N: QMNNX 27.03% 6.19% -1.38% 3.15% 10/7/2014
Fund - Class R6: QMNRX 27.33% 6.48% -1.08% 3.47% 10/7/2014
ICE BofA U.S. 3-Month Treasury Bill Index 1.46% 0.72% 1.26% 0.92% 10/7/2014

Shareholder Letter (Unaudited)
AQR LONG-SHORT EQUITY FUND

AQR Funds | Annual Report | December 2022
Dear Shareholder:
The AQR Long-Short Equity Fund (the “Fund”) seeks to provide higher risk-adjusted returns with lower volatility relative to global equity markets. It does so by using three different sources of return: 1) the potential gains from its long and short equity positions, 2) overall exposure to equity markets, and 3) the tactical variation of its net exposure to equity markets. The strategy primarily seeks to add alpha via its long-
short (market-neutral) equity portfolio, which includes the use of derivatives such as swaps and futures. It also manages its beta relative to the MSCI World Index to a long-term target of 0.5, and within a shorter-term range of 0.3 to 0.7, depending on our market views.
In 2022, the Class I shares of the Fund returned 19.11%, net of fees. Positive performance was driven by the Fund’s long-short stock selection component. The Fund's custom benchmark is comprised as follows:
50% MSCI World Index and 50% ICE BofA U.S. 3-Month Treasury Bill Index. In 2022, the MSCI World
Index returned -18.14% and the ICE BofA U.S. 3-Month Treasury Bill Index returned 1.46%, and the custom benchmark returned -8.31%. As such, the Fund outperformed its benchmark.
Geographically, stocks in the U.S., Japan, and Germany contributed most to overall returns. At the sector level, stock selection within Industrials, Financials, and Materials drove gains.
The Fund experienced negative performance from its static long-term beta exposure of 0.5 to the MSCI
World Index, given the index’s underperformance in 2022. The tactical market exposure (the desired deviation from a beta of 0.5) portion of the Fund contributed to positive performance.
Securities in the Fund remained globally diversified with over 50% of the Fund invested outside of the U.S.
As of the end of the year, our largest sector overweight was in Energy, while our largest underweight was in
Healthcare.
The overall Fund is structured to maintain some passive exposure to equity markets, while also employing a long-short stock selection strategy that in itself is intended to maintain neutrality to equity markets.
In 2022, we have seen a continuation of positive Value performance. Despite some month-to-month volatility and detraction in the third quarter, Value had an impressive year as persistent inflation and subsequent interest rate hikes appear to have negatively impacted most high-growth investment strategies.
Global financial conditions have tightened in response to recent rate increases, as investors face ongoing uncertainty around the outlook for inflation, monetary policy, and growth. A slowdown in Chinese growth over the period, in part due to a series of COVID-19-related lockdowns and a crisis in the country’s real estate sector, also weighed on market performance. Lastly, Russia's invasion of Ukraine and its effect on the global energy market has clouded the economic outlook in Europe, though a warm winter and an influx of supply from other parts of the world have helped the continent avoid energy shortages thus far.
At AQR, we employ a variety of means to monitor markets and assess portfolio risk on a continual basis.
The equity portfolios that form our investment strategies maintain extensive levels of diversification (at the security, industry, and, where applicable, country level), strict risk controls, and independent risk monitoring.
We maintain a systematic equity portfolio management process that considers moderate position-level exposures, and portfolio liquidity. Our portfolio management and research teams, in coordination with our implementation team and independent risk team, have long employed measures to assess portfolio performance during uncertain and volatile periods, and to monitor the higher levels of market and active portfolio volatility to determine if intervention is necessary. Our experience during last year’s COVID-19 environment, as with other past volatile and uncertain periods, is that we have been able to successfully make the necessary adjustments to implement our strategies in accordance with stated objectives. We will continue to remain vigilant as the COVID-19 recovery remains a potential factor within the equity market environment.
The Fund's use of derivative instruments in accordance with its principal investment strategies did not cause the Fund's performance to materially deviate from AQR's performance expectations for the Fund under the market conditions experienced over this period.
Cliff Asness
Managing &
Founding Principal
Michele Aghassi
Principal
Andrea Frazzini
Principal
John J. Huss
Principal
Lars Nielsen
Principal

Shareholder Letter (Unaudited)
AQR LONG-SHORT EQUITY FUND
AQR Funds | Annual Report | December 2022
We believe that the normalization of the extreme dislocation seen over the last few years may continue to be a tailwind for Value performance. One way in which we can measure the dislocation observed in Value is by looking at Value spreads, which measure the difference in valuation multiples between cheap and expensive companies. Over the last few years, we have seen spreads move to extreme levels – similar to those observed leading up to the 2000s Tech Bubble. As a result, our value-based investments have contributed positively through 2022 as the Value stock performance recovery has continued.
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 1.37%, 1.63% and 1.28%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR LONG-SHORT EQUITY FUND VS. 50% MSCI WORLD INDEX**/50% ICE BofA U.S. 3-MONTH TREASURY
BILL INDEX OF $10,000 INVESTED ON 7/16/2013
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
** MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
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AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2022
AQR LONG-SHORT EQUITY FUND
1 Year 3 Year 5 Year
Since
Inception
Date of
Inception
Fund - Class I: QLEIX 19.11% 10.36% 2.62% 8.62% 7/16/2013
Fund - Class N: QLENX 18.84% 10.06% 2.34% 8.34% 7/16/2013
Fund - Class R6: QLERX 19.25% 10.48% 2.71% 7.54% 9/2/2014
50% MSCI World Index**/50% ICE BofA U.S. 3-Month Treasury Bill
Index -8.31% 3.36% 4.10% 4.59% 7/16/2013
MSCI World Index** -18.14% 4.94% 6.14% 7.92% 7/16/2013
ICE BofA U.S. 3-Month Treasury Bill Index 1.46% 0.72% 1.26% 0.80% 7/16/2013

Shareholder Letter (Unaudited)
AQR MACRO OPPORTUNITIES FUND

AQR Funds | Annual Report | December 2022
Dear Shareholder:
The AQR Macro Opportunities Fund (the “Fund”) invests across a wide range of asset classes, including fixed income, currencies, commodities, and equities through the use of derivatives such as futures, forwards, and swaps. Within each asset class, the Fund takes both relative value and directional positions.
The targeted annualized volatility for the Fund is 10%, on average, which varies over time based on attractiveness of opportunities within the different assets and asset classes that the Fund trades. While the strategy is long-term market neutral, it can take directional views over the short term. We expect that the correlation of this strategy to equity markets will average close to zero over a full economic cycle.
Our strategy invests across liquid markets primarily on the basis of macroeconomic news and trends, an investment approach we call macro momentum. We evaluate both quantitative and qualitative indicators across a variety of dimensions, from growth and inflation to monetary policy and international trade. By integrating both quantitative and discretionary indicators in a bottom-up, risk-controlled portfolio construction, we seek to capture what we believe to be the best features of both approaches while maintaining the benefits of a systematic and disciplined process.
In addition to macro momentum, we also consider other indicators, including measures of price momentum, value and carry. This comprehensive approach provides a more holistic picture of each asset’s attractiveness. Macro momentum tends to drive asset positioning (long or short) in our portfolio, however, position direction and sizing will vary based on the degree of agreement between economic fundamentals, on the one hand, and price momentum, value and carry, on the other. The bottom-up portfolio construction
– in which we evaluate the attractiveness of each asset across a large number of dimensions – allows us to build a highly-diversified portfolio that does not depend on a few “best ideas.”
The Fund concluded 2022 with a positive overall return, outperforming its benchmark. The Fund’s Class I shares returned 29.28%, net of fees, versus a 1.46% return for its benchmark, the ICE BofA U.S. 3-Month
Treasury Bill Index. By asset class, gross of fees, fixed income and equities drove Fund gains, commodities were approximately flat, and currencies were down. Further details on asset class performance can be found below.
Utilization of derivative instruments is inherent to the Fund's principal investment strategies. During the fiscal year ended December 31, 2022, the Fund's use of derivative instruments in accordance with its principal investment strategies did not cause the Fund's performance to materially deviate from AQR's performance expectations for the Fund under the market conditions experienced over this period.
While the intensity of the COVID-19 pandemic waned substantially in most countries in 2022, the year was nonetheless a turbulent one for the global economy and financial markets. Contrary to consensus forecasts at the start of the year, inflation worsened substantially in 2022 as supply chain difficulties persisted and labor markets in many countries showed signs of overheating. Inflationary pressures were further exacerbated by disruptions to commodity markets following Russia’s invasion of Ukraine. Central Banks, who had mostly downplayed inflationary concerns in 2021, were forced to tighten aggressively in 2022 as inflation readings continued to march higher. Policymakers in most major economies ultimately increased policy rates substantially, triggering historically large losses in bond markets. Rising interest rates and worsening growth trends weighed heavily on equity markets as well, with global benchmarks suffering the largest annual losses since the global financial crisis.
Equities
The Fund was short equities, which profited as high inflation pressured central banks to hike rates and slow down the economy. The short position was driven by agreement across factor types. The Fund’s comprehensive set of macro momentum indicators were especially bearish equities. Relative value contributions to equity returns were mostly muted but trades on convergence of deep value dislocations were profitable.
John Liew
Founding Principal
Jordan Brooks
Principal
Yao Hua Ooi
Principal
Jonthan Fader
Managing Director
Erik Stamelos
Managing Director

Shareholder Letter (Unaudited)
AQR MACRO OPPORTUNITIES FUND
AQR Funds | Annual Report | December 2022
Fixed Income
By asset class, fixed income was the largest contributor to 2022 gains in the Fund. The Fund was short bonds and interest rates and long yield curve flatteners, profiting as inflation concerns rose and central banks globally hiked rates. This positioning was driven by agreement across macro momentum indicators, particularly those capturing inflation and monetary policy. Relative value positioning also contributed to gains. In particular, the strategy profited from a long Japanese Government Bonds (“JGB”) vs U.K. gilts and U.S.
bond futures position. JGBs outperformed as the Bank of Japan (“BoJ”) maintained its yield cap for most of the year. U.K. gilts and
U.S. bonds sold off due to inflation concerns. Similar relative value positioning within interest rates was also profitable.
Currencies
Currencies was the only asset class that detracted in 2022. Through the third quarter, losses were entirely driven by bets on the convergence of large dislocations. In particular, a long position in the JPY vs USD detracted as the USD rallied in response to the
Federal Reserve hawkishness and the JPY sold off in response to the BoJ’s dovish stance and yield cap. Following the BoJ’s decision to raise the yield cap in the fourth quarter, this trade rebounded but offsetting positioning based on macro momentum curbed profits.
Commodities
Commodities were nearly flat over the year. In the first half of the year, commodities were up driven by a long position in nickel which profited during the short squeeze. Commodity gains early in the year also came from long positions in energies which profited due to supply constraints driven by Russia’s invasion of Ukraine. Losses in the second half of the year nearly offset gains in the first half as risk-off sentiment weighed on expectations for growth and oil demand, driving losses in long energies positioning.
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 2.06%, 2.35% and 1.98%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
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AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2022
AQR MACRO OPPORTUNITIES FUND
1 Year 3 Year 5 Year
Since
Inception
Date of
Inception
Fund - Class I: QGMIX 29.28% 7.83% 7.23% 3.82% 4/8/2014
Fund - Class N: QGMNX 28.87% 7.58% 6.98% 3.57% 4/8/2014
Fund - Class R6: QGMRX 29.38% 7.95% 7.33% 4.43% 9/2/2014
ICE BofA U.S. 3-Month Treasury Bill Index 1.46% 0.72% 1.26% 0.87% 4/8/2014

Shareholder Letter (Unaudited)
AQR MACRO OPPORTUNITIES FUND
AQR Funds | Annual Report | December 2022
AQR MACRO OPPORTUNITIES FUND FUND VS. ICE BofA U.S. 3-MONTH TREASURY BILL INDEX VALUE OF
$10,000 INVESTED ON 4/8/2014
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Shareholder Letter (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
AQR Funds | Annual Report | December 2022
Dear Shareholder:
The AQR Managed Futures Strategy Fund (the “Fund”) actively invests in futures, futures-related instruments, forward contracts and swaps, both long and short, across global equity, fixed income, commodity, and currency markets. The Fund uses both short-term and long-term price-based trend-following signals as well as non-price measures of trend following to attempt to benefit from price trends in commodity, currency, equity, volatility, credit and fixed income instruments. Trend-following aims to go long markets with favorable trends and short markets with unfavorable trends.
We expect that the correlation of this strategy to equity markets will average close to zero over a full economic cycle. That said, the strategy is expected to exhibit a positive beta when equity markets have been rising and a negative beta when they have been falling.
The strategy’s average annualized volatility target is 10%, which we allow to vary based on our portfolio construction and risk management process. The Fund entered the year targeting 11.3% volatility and ended the year with a volatility target of 9.6%.
The Fund produced its best annual return since inception. The Fund’s Class I shares returned 35.38%, net of fees, versus a 1.46% return for its benchmark, the ICE BofA U.S. 3-Month Treasury Bill Index. All
asset classes contributed positively, as the environment was highly favorable for the Fund’s trend-following strategy. By asset class, gross of fees, fixed income contributed 23.6%, commodities 7.9%, equities 4.1%, and currencies 1.5%.
Utilization of derivative instruments is inherent to the Fund's principal investment strategies. During the fiscal year ended December 31, 2022, the Fund's use of derivative instruments in accordance with its principal investment strategies did not cause the Fund's performance to materially deviate from AQR's performance expectations for the Fund under the market conditions experienced over this period.
By signal type, the Fund generated substantial gains from non-price signals, which look to measure trends in economic fundamentals to better identify price-trend opportunities. Non-price signals contributed 28.0% to returns, followed by long-term price trend signals which contributed 8.3%. Short-term price trend signals had relatively modest performance impact, generating a positive 0.8% return.
In 2022, rising inflation prompted central banks globally to significantly tighten monetary policy. These policy actions prompted large moves in fixed income markets, which proved fruitful for the Fund’s fixed income strategies. Within those strategies, all signal types contributed positively, with the most significant contribution coming from non-price trend signals focused on inflation trends. These signals maintained net short views on global short-term interest rate and bond markets. Sustained bearish price trends in these markets generated significant profits for the Fund. Notably, the Fund maintained net short fixed income exposure, though with meaningfully reduced exposure, by year-end.
Rising geopolitical risk was another theme the Fund benefited from in 2022. Specifically, the conflict in eastern Europe prompted a surge in commodity prices early in the year. Given commodity prices rose prior to 2022, the Fund was positioned net long commodities at the start of the year and benefited from large and sustained commodity price trends, especially in energy and metals markets. Notably, the Fund quickly reduced exposure and became overall net short, largely driven by non-price trend signals. As a result of this reactive and dynamic positioning, the Fund was able to hold onto its gains within the commodity strategy over the year. All signal types contributed positively to returns.
Trends in equities produced gains, driven by our more unique approach to trend-following on equity factors.
The Fund benefited from sustained trends across several equity factors, benefiting meaningfully from the sustained trend in the value factor. On the other hand, trend-following in traditional equity indices had small losses and offset some of those gains, as equity markets whipsawed several times during the year. Price-
trend signals performed poorly in traditional equities, while non-price trend signals fared better due to stable net short views. Exposure to equities remained net short throughout the year.
Finally, trends in currencies produced gains given a strong trend in the U.S. dollar vs. the euro and Japanese yen for most of the year. A large reversal at the end of the year did cause offsetting losses, but overall performance remained positive. Price-trend signals had near flat impact to performance, while non-price signals benefited. As a result of signal disagreement, the Fund meaningfully reduced its U.S. dollar net long exposure to end the year with near-neutral exposure.
Cliff Asness
Managing &
Founding Principal
John Liew
Founding Principal
Jordan Brooks
Principal
Yao Hua Ooi
Principal
Erik Stamelos
Managing Director

Shareholder Letter (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
AQR Funds | Annual Report | December 2022
In 2022, the Fund outperformed the industry as gauged by the SG Trend Index, with performance differences within expected dispersion. Relative outperformance was mainly due to the upweighting of more innovative non-price signals, as well as due to newer markets added to the Fund late in 2021 and throughout 2022. The Fund is pursuing an active research agenda to continue to improve its ability to benefit from market trends. Diversification does not eliminate the risk of experiencing investment loss.
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 1.25%, 1.48% and 1.16%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
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test
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2022
AQR MANAGED FUTURES STRATEGY FUND
1 Year 3 Year 5 Year 10 Year
Since
Inception
Date of
Inception
Fund - Class I: AQMIX 35.38% 10.08% 4.38% 3.24% 2.61% 1/5/2010
Fund - Class N: AQMNX 35.04% 9.83% 4.10% 2.96% 2.34% 1/5/2010
Fund - Class R6: AQMRX 35.41% 10.17% 4.45% N/A 3.23% 9/2/2014
ICE BofA U.S. 3-Month Treasury Bill Index 1.46% 0.72% 1.26% 0.76% 0.61% 1/5/2010

Shareholder Letter (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
AQR Funds | Annual Report | December 2022
AQR MANAGED FUTURES STRATEGY FUND VS. ICE BofA U.S. 3-MONTH TREASURY BILL INDEX VALUE OF
$10,000 INVESTED ON 12/31/2012
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Shareholder Letter (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND

AQR Funds | Annual Report | December 2022
Dear Shareholder:
The AQR Managed Futures Strategy HV Fund (the “Fund”) actively invests in futures, futures-related instruments, forward contracts and swaps, both long and short, across global equity, fixed income, commodity, and currency markets. The Fund uses both short-term and long-term price-based trend-following signals as well as non-price measures of trend following to attempt to benefit from price trends in commodity, currency, equity, volatility, credit and fixed income instruments. Trend-following aims to go long markets with favorable trends and short markets with unfavorable trends.
We expect that the correlation of this strategy to equity markets will average close to zero over a full economic cycle. That said, the strategy is expected to exhibit a positive beta when equity markets have been rising and a negative beta when they have been falling.
The strategy’s average annualized volatility target is 15%, which we allow to vary based on our portfolio construction and risk management process. The Fund entered the year targeting 16.8% volatility and ended the year with a volatility target of 14.4%.
The Fund produced its best annual return since inception. The Fund’s Class I shares returned 50.00%, net of fees, versus a 1.46% return for its benchmark, the ICE BofA U.S. 3-Month Treasury Bill Index. All
asset classes contributed positively, as the environment was highly favorable for the Fund’s trend-following strategy. By asset class, gross of fees, fixed income contributed 36.7%, commodities 8.5%, equities 5.1%, and currencies 2.2%.
Utilization of derivative instruments is inherent to the Fund's principal investment strategies. During the fiscal year ended December 31, 2022, the Fund's use of derivative instruments in accordance with its principal investment strategies did not cause the Fund's performance to materially deviate from AQR's performance expectations for the Fund under the market conditions experienced over this period.
By signal type, the Fund generated substantial gains from non-price signals, which look to measure trends in economic fundamentals to better identify price-trend opportunities. Non-price signals contributed 41.8%
to returns, followed by long-term price trend signals which contributed 11.0%. Short-term price trend signals had relatively modest performance impact, generating a -0.3% return.
In 2022, rising inflation prompted central banks globally to significantly tighten monetary policy. These policy actions prompted large moves in fixed income markets, which proved fruitful for the Fund’s fixed income strategies. Within those strategies, all signal types contributed positively, with the most significant contribution coming from non-price trend signals focused on inflation trends. These signals maintained net short views on global short-term interest rate and bond markets. Sustained bearish price trends in these markets generated significant profits for the Fund. Notably, the Fund maintained net short fixed income exposure, though with meaningfully reduced exposure, by year-end.
Rising geopolitical risk was another theme the Fund benefited from in 2022. Specifically, the conflict in
Eastern Europe prompted a surge in commodity prices early in the year. Given commodity prices rose prior to 2022, the Fund was positioned net long commodities at the start of the year and benefited from large and sustained commodity price trends, especially in energy and metals markets. Notably, the Fund quickly reduced exposure and became overall net short, largely driven by non-price trend signals. As a result of this reactive and dynamic positioning, the Fund was able to hold onto its gains within the commodity strategy over the year. All signal types contributed positively to returns.
Trends in equities produced gains, driven by our more unique approach to trend-following on equity factors.
The Fund benefited from sustained trends across several equity factors, benefiting meaningfully from the sustained trend in the value factor. On the other hand, trend-following in traditional equity indices had small losses and offset some of those gains, as equity markets whipsawed several times during the year. Price-
trend signals performed poorly in traditional equities, while non-price trend signals fared better due to stable net short views. Exposure to equities remained net short throughout the year.
Finally, trends in currencies produced gains given a strong trend in the U.S. dollar vs. the euro and Japanese yen for most of the year. A large reversal at the end of the year did cause offsetting losses, but overall performance remained positive. Price-trend signals had a modest impact to performance, while non-price signals benefited. As a result of signal disagreement, the Fund meaningfully reduced its U.S. dollar net long exposure to end the year with near-neutral exposure.
Cliff Asness
Managing &
Founding Principal
John Liew
Founding Principal
Jordan Brooks
Principal
Yao Hua Ooi
Principal
Erik Stamelos
Managing Director

Shareholder Letter (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
AQR Funds | Annual Report | December 2022
In 2022, the Fund outperformed the industry as gauged by the SG Trend Index, with performance differences within expected dispersion. Relative outperformance was mainly due to the upweighting of more innovative non-price signals, as well as due to newer markets added to the Fund late in 2021 and throughout 2022. The Fund is pursuing an active research agenda to continue to improve its ability to benefit from market trends. Diversification does not eliminate the risk of experiencing investment loss.
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 1.90%, 2.16% and 1.81%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2022
AQR MANAGED FUTURES STRATEGY HV FUND
1 Year 3 Year 5 Year
Since
Inception
Date of
Inception
Fund - Class I: QMHIX 50.00% 13.42% 4.91% 3.46% 7/16/2013
Fund - Class N: QMHNX 49.52% 13.15% 4.67% 3.20% 7/16/2013
Fund - Class R6: QMHRX 49.95% 13.53% 5.03% 3.62% 9/2/2014
ICE BofA U.S. 3-Month Treasury Bill Index 1.46% 0.72% 1.26% 0.80% 7/16/2013

Shareholder Letter (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
AQR Funds | Annual Report | December 2022
AQR MANAGED FUTURES STRATEGY HV FUND VS. ICE BofA U.S. 3-MONTH TREASURY BILL INDEX VALUE
OF $10,000 INVESTED ON 7/16/2013
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Shareholder Letter (Unaudited)
AQR MULTI-ASSET FUND
AQR Funds | Annual Report | December 2022
Dear Shareholder:
For the year ended December 31, 2022, the AQR Multi-Asset Fund (the “Fund”) Class I shares returned
-10.52%, net of fees, and realized an annualized volatility of 10.9%. The Fund's benchmark (the
“Benchmark”) is comprised as follows: 60% S&P 500® Index and 40% Bloomberg Barclays® U.S. Aggregate
Bond Index. For the year ended December 31, 2022, the S&P 500® Index returned -18.11%, the Bloomberg
Barclays® U.S. Aggregate Bond Index returned -13.01%, and the Benchmark returned -15.79% with an annualized volatility of 15.4%. The Fund’s net assets across all share classes were over $143 million at the end of 2022.
Using derivatives such as futures, swaps, and forwards, as well as securities, the Fund invests across a wide variety of global markets — including, during the period presented in this report, developed market equities, developed and emerging market currencies, global developed nominal government bonds, global developed inflation-linked government bonds, and commodities — in an attempt to build a truly diversified portfolio where all markets matter, but no one market matters too much. The Fund’s loss stemmed from exposures in nominal bonds (-11.3%), inflation-linked bonds (-2.3%), equities (-1.6%), and currencies
(-0.4%), and was partially offset by an exposure to commodities (4.3%). Active asset allocation and security selection benefited the portfolio on the year.
Utilization of derivative instruments is inherent to the Fund's principal investment strategies. During the fiscal year ended December 31, 2022, the Fund's use of derivative instruments in accordance with its principal investment strategies did not cause the Fund's performance to materially deviate from AQR's performance expectations for the Fund under the market conditions experienced over this period.
Continuing from 2021, inflation was persistently high. Energy prices reached multi-year highs and price increases were rampant across sectors. As a result, central banks across the world continued to implement tighter monetary policy. The European Central Bank started winding down its asset purchase program, and the Federal Reserve continued with quantitative tightening too. Emerging market central banks were generally more aggressive at the start of the year as several instituted multiple sharp rate hikes. High inflation and hawkish central banks put upward pressure on nominal yields and most commodity markets.
The tightening monetary policy environment led to equities performing poorly as concerns over a recession grew.
While the intensity of the COVID-19 pandemic waned substantially in most countries in 2022, the year was nonetheless a turbulent one for the global economy and financial markets. Inflationary pressures were further exacerbated by disruptions to commodity markets following Russia’s invasion of Ukraine.
The Fund seeks to allocate among asset classes in a way that avoids excessive risk exposure to any single asset class or risk premium, which means that instruments with less risk will generally be allocated more capital than instruments that are deemed riskier. As markets move through different risk regimes, the portfolio is dynamically adjusted with the goal of keeping overall portfolio risk and the balance of risk across asset classes steady through time. We believe this leads to more consistent results across macroeconomic environments, reduces tail risks, and enables investors to remain invested through difficult market environments. In addition, we also adjust position sizes to seek to capture the opportunity set within and across asset classes based on AQR’s proprietary expected return models. The ultimate goal is to build a portfolio that, in the long run, will deliver higher returns at a risk level similar to that of traditional portfolios by combining a risk-based asset allocation with return-enhancing active views.
Jon Liew
Founding Principal
Jordan Brooks
Principal
John Huss
Principal
Michael
Mendelson
Principal
Lars Nielsen
Principal
Yao Hua Ooi
Principal

Shareholder Letter (Unaudited)
AQR MULTI-ASSET FUND
AQR Funds | Annual Report | December 2022
The Fund is generally expected to remain net long the asset classes in which it invests but does allow for a limited amount of shorting.
The targeted annualized volatility for the Fund is expected to vary over time based on our perceptions of the opportunity sets within the different asset classes we trade but generally remain between 7% and 13%. At the end of the year, the Fund had bullish views on commodities and emerging currencies, and bearish views on nominal bonds, equities and inflation-linked bonds. Total exposures ended the year below longer-term expectations as forecasted risk levels were above historical averages.
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 1.16%, 1.41% and 1.06%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR MULTI-ASSET FUND VS.60%S&P 500® INDEX/40% BLOOMBERG BARCLAYS® U.S. AGGREGATE BOND
INDEX VALUE OF $10,000 INVESTED ON 12/31/2012
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2022
AQR MULTI-ASSET FUND
1 Year 3 Year 5 Year 10 Year
Since
Inception
Date of
Inception
Fund - Class I: AQRIX -10.52% 1.66% 3.42% 4.09% 5.22% 9/29/2010
Fund - Class N: AQRNX -10.70% 1.41% 3.15% 3.81% 4.94% 9/29/2010
Fund - Class R6: AQRRX -10.43% 1.76% 3.49% N/A 3.63% 9/2/2014
60%S&P 500® Index/40% Bloomberg Barclays® U.S.
Aggregate Bond Index -15.79% 3.83% 5.96% 8.08% 8.37% 9/29/2010
S&P 500® Index -18.11% 7.66% 9.42% 12.56% 12.57% 9/29/2010
Bloomberg Barclays® U.S. Aggregate Bond Index -13.01% -2.71% 0.02% 1.06% 1.72% 9/29/2010

Shareholder Letter (Unaudited)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
AQR Funds | Annual Report | December 2022
Dear Shareholder:
The AQR Risk-Balanced Commodities Fund (the “Fund”) Class I shares returned 21.44%, net of fees, in
2022, benefiting from generally positive returns across most commodity markets traded by the Fund.
The Fund obtains exposure to individual commodities and sectors by investing in commodity-linked derivative instruments, such as swaps and futures. Utilization of derivative instruments is inherent to the
Fund's principal investment strategies. During the fiscal year ended December 31, 2022, the Fund's use of derivative instruments in accordance with its principal investment strategies did not cause the Fund's performance to materially deviate from AQR's performance expectations for the Fund under the market conditions experienced over this period.
The Fund’s core allocation of risk is to a strategic long-only commodity portfolio, which balances risk across commodity sectors. The strategic portion of the Fund contributed an estimated 13.6%, gross of fees, during the year. Within this, the Fund generally benefited from rallies mainly in the Energy and Agricultural sectors. The Fund also employs a tactical strategy, which takes active views in individual commodities and sectors. The tactical strategy contributed an estimated 9.0%, gross of fees, with gains across base metals, energies, and agricultural strategies. The tactical strategy employs both cross sectional as well as directional strategies. Within the directional strategies, the Fund ended the year tactically net short across commodity sectors.
The Fund began and ended the year targeting an estimated volatility of 18.8%. Any variation in targeted volatility will mainly be driven by variation in risk driven by the tactical views.
The Fund outperformed its benchmark, the Bloomberg Commodity Total Return Index
SM
(“BCOM”), by
5.35%, as BCOM returned 16.09% on the year. The Fund has also meaningfully outperformed over the trailing three-year period (22.39% versus 12.65%, annualized) and since inception (2.47% versus -1.26%, annualized). Note that, while we use BCOM as a benchmark, we do not aim to replicate it. The Fund’s construction is sufficiently different and we expect a difference in the performance of the Fund and the benchmark. Specifically, we expect the magnitude of performance differences to be approximately 10% per year on average, in either direction.
The outperformance in 2022 relative to the benchmark was due mainly to the strong returns of the tactical strategy. Cross-sectional strategies across sectors performed well during the year and were the main drivers of gains. Within those, metals provided the most significant gains, followed by trading sectors relative to one another, where being long energies versus short metals benefited. The Fund’s strategically balanced core portfolio detracted relative to the BCOM due to the latter’s larger weight to energies and the outperformance of the energy sector in 2022. The effect of this, however, was not large enough to offset the relative gains from the tactical views as well as the Fund’s strategically balanced allocation within commodity sectors.
At AQR, we employ a variety of methods to monitor markets and assess portfolio risk on a continual basis, including risk controls and independent risk monitoring. Our portfolio management and research teams, in coordination with our implementation team and independent risk team, have long employed measures to assess portfolio performance during uncertain and volatile periods, and to monitor higher levels of market and portfolio volatility to determine if intervention is necessary. During the recent COVID-19 environment, as with other past volatile and uncertain periods, we have been able to successfully make the necessary adjustments to implement our strategies in accordance with stated objectives.
Cliff Asness
Managing &
Founding Principal
John Liew
Founding Principal
Jordan Brooks
Principal
Lars Nielse
Principal
Yao Hua Ooi
Principal

Shareholder Letter (Unaudited)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
AQR Funds | Annual Report | December 2022
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 1.12%, 1.38% and 1.03%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
The recent growth in the stock market has helped to produce short-term returns for some asset classes that are not typical and may not continue in the future.
AQR RISK-BALANCED COMMODITIES STRATEGY FUND VS. BLOOMBERG COMMODITY TOTAL RETURN
INDEX
SM
VALUE OF $10,000 INVESTED ON 12/31/2012
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2022
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
1 Year 3 Year 5 Year 10 Year
Since
Inception
Date of
Inception
Fund - Class I: ARCIX 21.44% 22.39% 12.29% 2.73% 2.47% 7/9/2012
Fund - Class N: ARCNX 21.01% 22.15% 12.00% 2.46% 2.20% 7/9/2012
Fund - Class R6: QRCRX 21.45% 22.53% 12.37% N/A 5.09% 9/2/2014
Bloomberg Commodity Total Return Index
SM
16.09% 12.65% 6.44% -1.28% -1.26% 7/9/2012

Shareholder Letter (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
AQR Funds | Annual Report | December 2022
Dear Shareholder:
The AQR Style Premia Alternative Fund (the “Fund”) returned 30.64%, net of fees, (Class I shares) in 2022.
For the year ended December 31, 2022, the Fund realized 21.6% annualized daily volatility and a -0.3 correlation to global equities, as represented by the MSCI World Index. The ICE BofA U.S. 3-Month Treasury
Bill Index, which is the Fund’s benchmark, returned 1.46% over this period.
Utilization of derivative instruments is inherent to the Fund's principal investment strategies. During the fiscal year ended December 31, 2022, the Fund's use of derivative instruments in accordance with its principal investment strategies did not cause the Fund's performance to materially deviate from AQR's performance expectations for the Fund under the market conditions experienced over this period.
The Fund invests in five different asset groups, using derivatives such as futures and swaps: equities of major developed and emerging markets, country specific equity indices, bonds and interest rate futures, currencies, and commodities. The Fund employs market-neutral, long-short strategies across these asset groups based on four investment styles:
Value - The tendency for cheap assets to outperform expensive ones
Momentum - The tendency for an asset’s recent relative performance to continue in the future
Carry - The tendency for higher-yielding assets to provide higher returns than lower-yielding assets
Defensive - The tendency for lower-risk and higher-quality assets to generate higher risk-adjusted returns
Gains were almost entirely driven by the Stocks and Industries (“Stocks”) asset group, with Value being the dominant driver of performance. Commodities and Equity Indices also contributed positively, but to a lesser extent. A majority of Stocks gains occurred during the first and second quarter. The group then generally performed poorly until the beginning of the fourth quarter as Value retraced a large portion of what it had previously earned before recouping again toward the end of the year.
Commodities contributed positively in each of the first three quarters of 2022 but detracted in the fourth quarter. Equity Indices were moderately up on the year as varied style factors offset each other. Fixed
Income was virtually flat, while Currencies detracted over the year.
Stocks had positive performance across all the style factors, with Value being the biggest contributor, in line with the Fund’s tactical tilt towards this style. Commodities also saw its gains come from Value. In Equity
Indices large positive contributions from Carry and Value were largely offset by negative contributions from
Momentum and Defensive to produce more muted gains for the year. Fixed Income experienced strong gains in Momentum, which were offset by steep losses in Carry, netting to almost zero. Currencies saw losses in Value and Carry, partially offset by gains in Momentum.
This year’s Stocks Value gains are a continuation in the style’s recovery that began towards the end of 2020.
AQR’s research suggests that the Value losses of the prior couple of years have been due to a temporary disconnect between prices and fundamentals. Investors were demanding stocks with high long-term growth forecasts, seemingly without concern for the price paid for those securities. Our prediction had been that performance for Value would rebound meaningfully as the bubble burst. The shift in 2021 was a meaningful step in this direction, and the continuation of the trend in 2022 has solidified our conviction in our prediction.
Cliff Asness
Managing Founding
Principal
Jordan Brooks
Principal
Andrea Frazzini
Principal
John Huss
Principal
Yao Hua Ooi
Principal

Shareholder Letter (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
AQR Funds | Annual Report | December 2022
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 1.63%, 1.88% and 1.53%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
The recent growth in the stock market has helped to produce short-term returns for some asset classes that are not typical and may not continue in the future.
AQR STYLE PREMIA ALTERNATIVE FUND VS. ICE BofA U.S. 3-MONTH TREASURY BILL INDEX VALUE OF
$10,000 INVESTED ON 10/30/2013
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2022
AQR STYLE PREMIA ALTERNATIVE FUND
1 Year 3 Year 5 Year
Since
Inception
Date of
Inception
Fund - Class I: QSPIX 30.64% 8.36% 0.47% 4.04% 10/30/2013
Fund - Class N: QSPNX 30.28% 8.09% 0.23% 3.78% 10/30/2013
Fund - Class R6: QSPRX 30.79% 8.49% 0.58% 3.64% 9/2/2014
ICE BofA U.S. 3-Month Treasury Bill Index 1.46% 0.72% 1.26% 0.83% 10/30/2013

Shareholder Letter (Unaudited)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
AQR Funds | Annual Report | December 2022
Dear Shareholder:
The AQR Sustainable Long-Short Equity Carbon Aware Fund (the “Fund”) invests long and short across global equity markets, integrating certain Environmental, Social, and Governance (“ESG”) considerations into its security selection and portfolio construction processes and seeking to hedge climate risks. The resulting portfolio may allow investors to capitalize on diversifying return potential from an alternative strategy while seeking to invest responsibly.
In 2022, the Class I shares of the Fund returned 15.46%, net of fees. Positive performance was driven by the Fund’s long-short stock selection component. The Fund's custom benchmark is comprised as follows:
50% MSCI World Index and 50% ICE BofA U.S. 3-Month Treasury Bill Index. In 2022, the MSCI World
Index returned -18.14% and the ICE BofA U.S. 3-Month Treasury Bill Index returned 1.46%, and the custom benchmark returned -8.31%. As such, the Fund outperformed its benchmark.
Geographically, stocks in the U.S., Japan, and Germany contributed most to overall returns. At the sector level, stock selection within Industrials, Financials, and Healthcare drove gains.
The Fund achieved positive absolute returns despite facing a headwind resulting from its long-term beta exposure of 0.5 to the MSCI World Index, given the index’s negative absolute returns in 2022.
Securities in the Fund remained globally diversified with a large portion of the Fund invested outside of the
U.S. As of the end of the year, our largest sector overweight was in Financials, while our largest underweight was in Utilities, the latter of which was also with the alignment of the Fund’s ESG approach.
Additionally, the Fund characteristics were consistent with its incorporation of sustainability criteria, and in doing so to hedge potential climate risk. For example, when comparing the portfolio carbon intensity (net emissions per $1 million in sale), carbon footprint (net carbon tonnage per $1 million invested), and overall fossil fuel exposure (net carbon reserves or exposure to material revenue resulting from thermal coal or tar sands, as a percentage of NAV), to that of the MSCI World Index, the net exposure to each in the Fund was lower than in the Index. In fact, despite a performance headwind resulting from large price appreciation in fossil fuels during 2022, the Fund outperformed its benchmark while at the same time limiting its exposure to fossil fuel related securities.
In 2022, we have seen a continuation of positive Value performance. Despite some month-to-month volatility and detraction in the third quarter, Value had an impressive year as persistent inflation and subsequent interest rate hikes appear to have negatively impacted most high-growth investment strategies.
Global financial conditions have tightened in response to recent rate increases, as investors face ongoing uncertainty around the outlook for inflation, monetary policy, and growth. A slowdown in Chinese growth over the period, in part due to a series of COVID-19-related lockdowns and a crisis in the country’s real estate sector, also weighed on market performance. Lastly, Russia's invasion of Ukraine and its effect on the global energy market has clouded the economic outlook in Europe, though a warm winter and an influx of supply from other parts of the world have helped the continent avoid energy shortages thus far.
At AQR, we employ a variety of means to monitor markets and assess portfolio risk on a continual basis.
The equity portfolios that form our investment strategies maintain extensive levels of diversification (at the security, industry, and, where applicable, country level), strict risk controls, and independent risk monitoring.
We maintain a systematic equity portfolio management process that considers moderate position-level exposures, and portfolio liquidity. Our portfolio management and research teams, in coordination with our implementation team and independent risk team, have long employed measures to assess portfolio performance during uncertain and volatile periods, and to monitor the higher levels of market and active portfolio volatility to determine if intervention is necessary. Our experience during last year’s COVID-19 environment, as with other past volatile and uncertain periods, is that we have been able to successfully make the necessary adjustments to execute our strategies in accordance with stated objectives. We will continue to remain vigilant as the COVID-19 recovery remains a potential factor within the equity market environment.
Utilization of derivative instruments is inherent to the Fund's principal investment strategies. During the fiscal year ended December 31, 2022, the Fund's use of derivative instruments in accordance with its principal investment strategies did not cause the Fund's performance to materially deviate from AQR's performance expectations for the Fund under the market conditions experienced over this period.
Cliff Asness
Managing &
Founding Principal
John Liew
Founding Principal
Michele Aghassi
Principal
Andrea Frazzini
Principal
John Huss
Principal
Lukasz Pomorski
Managing Director

Shareholder Letter (Unaudited)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
AQR Funds | Annual Report | December 2022
We believe that the normalization of the extreme dislocation seen over the last few years may continue to be a tailwind for Value performance. One way in which we can measure the dislocation observed in Value is by looking at Value spreads, which measure the difference in valuation multiples between cheap and expensive companies. Over the last few years, we have seen spreads move to extreme levels – similar to those observed leading up to the 2000s Tech Bubble. As a result, our value-based investments have contributed positively through 2022 as the Value stock performance recovery has continued.

Shareholder Letter (Unaudited)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
AQR Funds | Annual Report | December 2022
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 4.07%, 4.32% and 4.05%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND VS. 50% MSCI WORLD INDEX**/50% ICE
BofA US 3-MONTH TREASURY BILL INDEX VALUE OF $10,000 INVESTED ON 12/16/2021
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
** MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2022
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
1 Year
Since
Inception
Date of
Inception
Fund - Class I: QNZIX 15.46% 15.69% 12/16/2021
Fund - Class N: QNZNX 15.14% 15.38% 12/16/2021
Fund - Class R6: QNZRX 15.62% 15.85% 12/16/2021
50% MSCI World Index**/50% ICE BofA U.S. 3-Month Treasury Bill Index -8.31% -7.07% 12/16/2021
MSCI World Index** -18.14% -15.85% 12/16/2021
ICE BofA U.S. 3-Month Treasury Bill Index 1.46% 1.40% 12/16/2021

Shareholder Letter (Unaudited)
AQR Funds | Annual Report | December 2022
DEFINITIONS:
Beta: The measure of the volatility, or systematic risk, of a security or portfolio compared to the market as a whole.
Bloomberg Barclays
®
U.S. Aggregate Bond Index: is a market-weighted index comprised of investment grade corporate bonds (rated BBB or better), mortgages and U.S. Treasury and government agency issues with at least one year to maturity.
Bloomberg Commodity Total Return Index
SM
: is a broad-based index used to represent the most frequently-traded global commodity futures. Indexes are unmanaged and one cannot invest directly in an index.
Correlation : A statistic that measures the degree to which two securities move in relation to each other.
I CE BofA U.S. 3-Month Treasury Bill Index: is designed to measure the performance of high-quality short-term cash-equivalent investments. Indexes are unmanaged and one cannot invest directly in an index.
MSCI World Index: is a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets, including the United States and Canada.
S&P 500 ® Index : is a capitalization weighted index designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Indexes are unmanaged and one cannot invest directly in an index.
SG Trend Index : is designed to track the 10 largest (by AUM) trend following Commodity Trading Advisors (“CTAs”) and be representative of the trend followers in the managed futures space. Indexes are unmanaged and one cannot invest directly an index.
Sharp e Ratio: Excess return of the portfolio, relative to the risk-free rate, divided by the standard deviation of the portfolio's excess returns.

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2022
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 232.2%
COMMON STOCKS - 160.8%
Australia - 5.1%
ANZ Group Holdings Ltd. *(a) 38,926 627,056
Aristocrat Leisure Ltd. (2)(a) 24,008 494,704
Atlas Arteria Ltd. (2)(a) 29,928 134,780
Aurizon Holdings Ltd. (2)(a) 81,286 205,933
BHP Group Ltd. (2)(a) 35,585 1,102,316
BlueScope Steel Ltd. (2)(a) 44,894 511,667
Brambles Ltd. (2)(a) 24,983 204,876
Coles Group Ltd. (2)(a) 14,458 163,890
Fortescue Metals Group Ltd. (2)(a) 12,893 180,207
Harvey Norman Holdings Ltd. (2)(a) 96,279 269,774
Incitec Pivot Ltd. (2)(a) 72,867 185,492
JB Hi-Fi Ltd. (2)(a) 13,196 376,109
Newcrest Mining Ltd. (2)(a) 4,248 59,567
Northern Star Resources Ltd. (2)(a) 36,105 270,185
Origin Energy Ltd. (2)(a) 107,746 563,934
Pro Medicus Ltd. (2)(a) 3,750 140,159
Qantas Airways Ltd. (2)*(a) 20,544 83,156
Qube Holdings Ltd. (2)(a) 154,947 295,566
Rio Tinto plc (2)(a) 2,402 169,062
Santos Ltd. (2)(a) 10,780 53,018
Sonic Healthcare Ltd. (2)(a) 3,038 61,826
South32 Ltd. (2)(a) 186,924 512,476
Tabcorp Holdings Ltd. (2)(a) 29,182 21,249
Telstra Group Ltd. (2)(a) 138,569 374,752
Treasury Wine Estates Ltd. (2)(a) 16,392 151,436
Washington H Soul Pattinson & Co.
Ltd. (2)(a) 1,361 25,534
Westpac Banking Corp. (2)(a) 27,016 427,704
Whitehaven Coal Ltd. (2)(a) 51,612 328,817
Worley Ltd. (2)(a) 24,722 252,176
8,247,421
—
Austria - 0.1%
ams-OSRAM AG (2)*(a) 13,677 100,206
Belgium - 1.0%
Ageas SA/NV (2)(a) 9,027 400,545
Elia Group SA/NV (2)(a) 1,048 148,987
Etablissements Franz Colruyt NV
(2)(a) 10,638 242,962
Proximus SADP (2)(a) 42,786 413,093
Solvay SA (2)(a) 3,926 396,942
1,602,529
—
Brazil - 0.3%
Yara International ASA (2) 10,625 466,618
Canada - 7.8%
Alimentation Couche-Tard, Inc. (a) 2,590 113,815
ARC Resources Ltd. (a) 23,342 314,617
Atco Ltd., Class I (a) 7,506 234,937
Bank of Montreal (a) 2,144 194,227
Bank of Nova Scotia (The) (a) 13,030 638,413
Canadian Imperial Bank of
Commerce (a) 5,892 238,334
Canadian National Railway Co. (a) 2,442 290,082
Canadian Natural Resources Ltd.
(a) 7,186 399,051
INVESTMENTS SHARES VALUE ($)
Canada - 7.8% (continued)
Canadian Tire Corp. Ltd., Class A
(a) 2,752 287,598
Canadian Utilities Ltd., Class A (a) 4,384 118,666
Capital Power Corp. (a) 5,300 181,351
Cenovus Energy, Inc. (a) 17,609 341,646
CGI, Inc. *(a) 2,207 190,236
CI Financial Corp. (a) 31,065 309,962
Empire Co. Ltd., Class A (a) 11,561 304,480
Enerplus Corp. (a) 5,492 96,942
Fairfax Financial Holdings Ltd. (a) 510 302,109
Finning International, Inc. (a) 2,534 62,994
Fortis, Inc. (a) 6,217 248,772
George Weston Ltd. (a) 665 82,506
Hydro One Ltd. (a)(b) 9,504 254,586
iA Financial Corp., Inc. (a) 2,412 141,211
IGM Financial, Inc. (a) 2,374 66,276
Imperial Oil Ltd. (a) 11,030 537,244
Keyera Corp. (a) 2,274 49,695
Loblaw Cos. Ltd. (a) 1,224 108,225
Magna International, Inc. (a) 3,997 224,529
Manulife Financial Corp. (a) 25,007 446,026
MEG Energy Corp. *(a) 23,539 327,703
National Bank of Canada (a) 2,094 141,090
Northland Power, Inc. (a) 12,022 329,673
Nutrien Ltd. (a) 5,766 420,952
Onex Corp. (a) 2,963 142,876
Open Text Corp. (a) 12,020 356,161
Quebecor, Inc., Class B (a) 8,435 188,137
Saputo, Inc. (a) 6,153 152,325
Stantec, Inc. (a) 2,643 126,645
Sun Life Financial, Inc. (a) 5,099 236,685
Suncor Energy, Inc. (a) 12,777 405,297
Teck Resources Ltd., Class B (a) 15,781 596,391
TFI International, Inc. (a) 3,445 345,034
TMX Group Ltd. (a) 1,368 136,921
Toromont Industries Ltd. (a) 476 34,350
Tourmaline Oil Corp. (a) 14,446 728,916
Vermilion Energy, Inc. (a) 9,532 168,746
West Fraser Timber Co. Ltd. (a) 8,232 594,418
Whitecap Resources, Inc. (a) 58,849 466,793
12,677,643
—
Chile - 0.2%
Lundin Mining Corp. 47,857 293,716
China - 0.7%
Wilmar International Ltd. (2) 99,000 308,422
Yangzijiang Shipbuilding Holdings
Ltd. (2) 861,600 875,218
1,183,640
—
Denmark - 2.2%
AP Moller - Maersk A/S, Class B
(2)(a) 379 848,431
Carlsberg A/S, Class B (2)(a) 6,933 919,642
Danske Bank A/S (2)(a) 34,551 681,453
Genmab A/S (2)*(a) 238 100,625
ISS A/S (2)*(a) 18,127 383,682
Jyske Bank A/S (Registered) (2)*(a) 830 53,819
Pandora A/S (2)(a) 5,936 419,565

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2022
INVESTMENTS SHARES VALUE ($)
Denmark - 2.2% (continued)
ROCKWOOL A/S, Class B (2)(a) 223 52,205
Royal Unibrew A/S (2)(a) 450 31,982
3,491,404
—
Finland - 1.0%
Elisa OYJ (2)(a) 2,776 147,142
Kesko OYJ, Class B (2)(a) 10,731 237,114
Kojamo OYJ (2)(a) 9,591 141,841
Kone OYJ, Class B (2)(a) 3,338 172,814
Metso Outotec OYJ (2)(a) 21,644 222,879
Nokia OYJ (2)(a) 60,238 279,848
Nordea Bank Abp (2)(a) 4,874 52,210
Stora Enso OYJ, Class R (2)(a) 19,055 268,666
Wartsila OYJ Abp (2)(a) 12,833 108,209
1,630,723
—
France - 5.6%
Amundi SA (2)(a)(b) 2,294 130,090
Arkema SA (2)(a) 1,747 157,134
Atos SE (2)*(a) 33,979 328,002
AXA SA (2)(a) 17,873 497,862
BNP Paribas SA (2)(a) 20,448 1,164,293
Bouygues SA (2)(a) 5,489 164,625
Carrefour SA (2)(a) 19,249 321,958
Casino Guichard Perrachon SA
(2)*(a) 8,711 91,057
Cie de Saint-Gobain (2)(a) 11,851 579,761
Credit Agricole SA (2)(a) 76,848 808,391
Dassault Aviation SA (2)(a) 1,440 244,214
Eiffage SA (2)(a) 4,984 490,247
Engie SA (2)(a) 24,968 357,194
Ipsen SA (2)(a) 320 34,419
Orange SA (2)(a) 32,118 318,679
Publicis Groupe SA (2)(a) 658 42,035
Renault SA (2)*(a) 7,173 239,353
Rexel SA (2)(a) 27,362 541,179
Rubis SCA (2)(a) 7,747 203,995
Societe Generale SA (2)(a) 32,700 820,236
Sodexo SA (2)(a) 382 36,549
TotalEnergies SE (2)(a) 17,785 1,116,421
Ubisoft Entertainment SA (2)*(a) 8,392 237,081
Veolia Environnement SA (2)(a) 2,459 63,183
8,987,958
—
Germany - 6.7%
Allianz SE (Registered) (2)(a) 3,290 702,605
Aurubis AG (2)(a) 4,241 345,223
BASF SE (2)(a) 7,859 386,966
Bayer AG (Registered) (2)(a) 5,195 267,387
Bayerische Motoren Werke AG (2)
(a) 2,985 264,277
Bechtle AG (2)(a) 946 33,439
Brenntag SE (2)(a) 4,645 296,234
Commerzbank AG (2)*(a) 56,205 525,495
Covestro AG (2)(a)(b) 14,797 576,433
Deutsche Bank AG (Registered)
(2)(a) 124,129 1,395,406
Deutsche Lufthansa AG
(Registered) (2)*(a) 23,834 196,465
INVESTMENTS SHARES VALUE ($)
Germany - 6.7% (continued)
Deutsche Post AG (Registered) (2)
(a) 9,813 367,268
Deutsche Telekom AG (Registered)
(2)(a) 16,065 319,639
E.ON SE (2)(a) 54,329 540,139
Evonik Industries AG (2)(a) 6,611 126,097
Freenet AG (2)(a) 6,674 145,121
Hannover Rueck SE (2)(a) 890 175,604
HeidelbergCement AG (2)(a) 8,983 509,022
Henkel AG & Co. KGaA
(Preference) (2)(a) 1,188 82,344
HOCHTIEF AG (2)(a) 1,785 100,256
HUGO BOSS AG (2)(a) 10,282 594,404
K+S AG (Registered) (2)(a) 16,439 324,077
KION Group AG (2)(a) 5,441 154,968
Knorr-Bremse AG (2)(a) 795 43,250
LANXESS AG (2)(a) 1,028 41,250
LEG Immobilien SE (2)(a) 4,921 320,941
Mercedes-Benz Group AG (2)(a) 3,579 234,049
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2)(a) 2,982 964,591
ProSiebenSat.1 Media SE (2)(a) 24,346 215,947
Telefonica Deutschland Holding AG
(2)(a) 58,610 143,947
thyssenkrupp AG (2)*(a) 49,355 299,710
TUI AG (2)*(a)(c) 106,800 171,263
Uniper SE (2)(a) 6,372 17,530
10,881,347
—
Guatemala - 0.1%
Millicom International Cellular SA,
SDR (2)* 14,671 185,876
Italy - 2.8%
A2A SpA (2)(a) 166,644 222,181
Assicurazioni Generali SpA (2)(a) 42,930 763,403
Azimut Holding SpA (2)(a) 4,636 103,734
Banco BPM SpA (2)(a) 59,210 211,082
Buzzi Unicem SpA (2)(a) 3,573 68,852
Coca-Cola HBC AG (2)*(a) 3,118 73,706
Enel SpA (2)(a) 127,690 686,735
Hera SpA (2)(a) 26,236 70,764
Intesa Sanpaolo SpA (2)(a) 78,397 173,682
Italgas SpA (2)(a) 10,436 57,945
Leonardo SpA (2)(a) 107,675 928,673
Poste Italiane SpA (2)(a)(b) 22,703 221,501
Prysmian SpA (2)(a) 4,772 177,306
Snam SpA (2)(a) 7,863 38,126
UniCredit SpA (2)(a) 36,491 517,791
Unipol Gruppo SpA (2)(a) 52,119 253,757
4,569,238
—
Japan - 23.7%
AGC, Inc. (2)(a) 15,000 497,786
Air Water, Inc. (2)(a) 9,800 113,783
Aisin Corp. (2)(a) 10,100 267,801
Alfresa Holdings Corp. (2)(a) 15,800 200,839
Allegro MicroSystems, Inc. *(a) 1,379 41,398
Amada Co. Ltd. (2)(a) 54,600 425,189
Asahi Group Holdings Ltd. (2)(a) 3,000 93,383

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2022
INVESTMENTS SHARES VALUE ($)
Japan - 23.7% (continued)
Astellas Pharma, Inc. (2)(a) 2,000 30,411
Brother Industries Ltd. (2)(a) 12,100 182,876
Chiba Bank Ltd. (The) (2)(a) 16,900 123,305
Concordia Financial Group Ltd. (2)
(a) 10,700 44,677
CyberAgent, Inc. (2)(a) 22,900 203,874
Dai Nippon Printing Co. Ltd. (2)(a) 10,000 200,896
Dai-ichi Life Holdings, Inc. (2)(a) 16,600 374,884
Daito Trust Construction Co. Ltd.
(2)(a) 3,000 307,149
Daiwa House Industry Co. Ltd. (2)
(a) 10,500 241,881
Daiwa Securities Group, Inc. (2)(a) 24,300 107,377
Ebara Corp. (2)(a) 5,900 210,173
ENEOS Holdings, Inc. (2)(a) 66,900 227,822
Fuji Electric Co. Ltd. (2)(a) 12,100 456,645
Fujitsu Ltd. (2)(a) 3,300 439,948
Fukuoka Financial Group, Inc. (2)
(a) 10,100 229,450
Hakuhodo DY Holdings, Inc. (2)(a) 39,100 392,410
Hamamatsu Photonics KK (2)(a) 1,800 85,910
Haseko Corp. (2)(a) 12,300 137,383
Hino Motors Ltd. (2)*(a) 17,300 65,735
Hirose Electric Co. Ltd. (2)(a) 700 87,795
Hitachi Construction Machinery Co.
Ltd. (2)(a) 11,700 260,751
Hitachi Ltd. (2)(a) 4,100 206,297
Honda Motor Co. Ltd. (2)(a) 6,900 157,382
Ibiden Co. Ltd. (2)(a) 11,900 429,144
Idemitsu Kosan Co. Ltd. (2)(a) 10,700 250,504
IHI Corp. (2)(a) 10,100 292,581
Iida Group Holdings Co. Ltd. (2)(a) 22,600 343,137
Inpex Corp. (2)(a) 47,600 511,482
Isuzu Motors Ltd. (2)(a) 8,200 95,062
ITOCHU Corp. (2)(a) 16,600 520,788
Japan Post Holdings Co. Ltd. (2)(a) 48,300 406,394
Japan Post Insurance Co. Ltd. (2)
(a) 26,200 460,783
JFE Holdings, Inc. (2)(a) 9,000 104,432
Kajima Corp. (2)(a) 19,300 224,600
Kawasaki Heavy Industries Ltd. (2)
(a) 16,500 382,990
Kawasaki Kisen Kaisha Ltd. (2)(a) 8,800 186,350
Koito Manufacturing Co. Ltd. (2)(a) 3,400 50,688
Komatsu Ltd. (2)(a) 6,800 146,976
Konami Group Corp. (2)(a) 4,500 204,132
Kuraray Co. Ltd. (2)(a) 8,000 64,028
Kyocera Corp. (2)(a) 4,000 198,547
Lawson, Inc. (2)(a) 3,900 149,099
Lion Corp. (2)(a) 22,300 256,505
Lixil Corp. (2)(a) 9,300 140,208
Marubeni Corp. (2)(a) 63,300 725,161
Mazda Motor Corp. (2)(a) 56,800 425,776
Medipal Holdings Corp. (2)(a) 22,900 302,675
MEIJI Holdings Co. Ltd. (2)(a) 3,200 164,026
MINEBEA MITSUMI, Inc. (2)(a) 13,200 195,572
MISUMI Group, Inc. (2)(a) 6,300 136,926
Mitsubishi Chemical Group Corp.
(2)(a) 25,700 133,049
Mitsubishi Corp. (2)(a) 14,700 477,232
INVESTMENTS SHARES VALUE ($)
Japan - 23.7% (continued)
Mitsubishi Electric Corp. (2)(a) 61,500 609,399
Mitsubishi Gas Chemical Co., Inc.
(2)(a) 23,500 323,044
Mitsubishi HC Capital, Inc. (2)(a) 81,500 400,862
Mitsubishi Heavy Industries Ltd.
(2)(a) 6,800 268,713
Mitsubishi Motors Corp. (2)*(a) 91,500 347,480
Mitsui & Co. Ltd. (2)(a) 18,700 544,651
Mitsui Chemicals, Inc. (2)(a) 15,000 336,912
Mizuho Financial Group, Inc. (2)(a) 37,080 522,394
MS&AD Insurance Group Holdings,
Inc. (2)(a) 19,500 623,411
Murata Manufacturing Co. Ltd. (2)
(a) 6,400 315,617
NGK Insulators Ltd. (2)(a) 17,200 218,055
NGK Spark Plug Co. Ltd. (2)(a) 5,000 91,635
NH Foods Ltd. (2)(a) 5,700 159,138
Nikon Corp. (2)(a) 18,900 167,128
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 3,700 211,305
Nippon Steel Corp. (2)(a) 27,700 480,627
Nippon Telegraph & Telephone
Corp. (2)(a) 11,700 333,667
Nippon Yusen KK (2)(a) 12,000 282,968
Nitto Denko Corp. (2)(a) 3,200 184,303
NOF Corp. (2)(a) 1,100 43,850
Nomura Holdings, Inc. (2)(a) 63,300 234,557
NSK Ltd. (2)(a) 43,700 230,417
NTT Data Corp. (2)(a) 20,300 295,827
Obayashi Corp. (2)(a) 13,300 100,463
Oji Holdings Corp. (2)(a) 79,700 321,907
ORIX Corp. (2)(a) 20,200 323,334
Osaka Gas Co. Ltd. (2)(a) 31,400 505,951
Otsuka Corp. (2)(a) 3,800 119,777
Otsuka Holdings Co. Ltd. (2)(a) 4,700 153,280
Panasonic Holdings Corp. (2)(a) 46,800 391,670
Persol Holdings Co. Ltd. (2)(a) 11,500 244,602
Pola Orbis Holdings, Inc. (2)(a) 12,400 174,517
Resona Holdings, Inc. (2)(a) 48,200 264,735
Ricoh Co. Ltd. (2)(a) 13,300 101,228
Rohm Co. Ltd. (2)(a) 4,100 293,926
Rohto Pharmaceutical Co. Ltd. (2)
(a) 8,600 151,061
Ryohin Keikaku Co. Ltd. (2)(a) 36,500 431,539
Santen Pharmaceutical Co. Ltd.
(2)(a) 36,200 294,973
SCREEN Holdings Co. Ltd. (2)(a) 8,500 542,023
SCSK Corp. (2)(a) 6,700 101,416
Secom Co. Ltd. (2)(a) 1,300 74,175
Sega Sammy Holdings, Inc. (2)(a) 14,800 223,472
Seiko Epson Corp. (2)(a) 16,800 244,424
Sekisui Chemical Co. Ltd. (2)(a) 14,300 199,318
Shimamura Co. Ltd. (2)(a) 3,500 348,790
Shimizu Corp. (2)(a) 12,500 66,699
Shin-Etsu Chemical Co. Ltd. (2)(a) 4,000 488,449
Shinko Electric Industries Co. Ltd.
(2)(a) 9,000 229,053
SMC Corp. (2)(a) 200 83,511
Sohgo Security Services Co. Ltd.
(2)(a) 7,200 196,025

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2022
INVESTMENTS SHARES VALUE ($)
Japan - 23.7% (continued)
Sojitz Corp. (2)(a) 28,120 535,788
Sompo Holdings, Inc. (2)(a) 12,500 553,039
Square Enix Holdings Co. Ltd. (2)
(a) 3,100 143,919
Stanley Electric Co. Ltd. (2)(a) 5,600 105,917
Subaru Corp. (2)(a) 12,700 192,279
Sugi Holdings Co. Ltd. (2)(a) 2,500 111,185
SUMCO Corp. (2)(a) 33,000 437,204
Sumitomo Chemical Co. Ltd. (2)(a) 51,200 183,584
Sumitomo Corp. (2)(a) 24,800 412,253
Sumitomo Forestry Co. Ltd. (2)(a) 13,300 235,054
Sumitomo Heavy Industries Ltd.
(2)(a) 16,100 321,426
Sumitomo Metal Mining Co. Ltd.
(2)(a) 5,000 175,694
Sumitomo Mitsui Financial Group,
Inc. (2)(a) 11,300 454,627
Sumitomo Mitsui Trust Holdings,
Inc. (2)(a) 6,200 216,352
Sumitomo Pharma Co. Ltd. (2)(a) 23,600 178,880
Suntory Beverage & Food Ltd. (2)
(a) 5,300 180,477
Taisei Corp. (2)(a) 10,300 332,126
Taisho Pharmaceutical Holdings
Co. Ltd. (2)(a) 2,800 123,163
Taiyo Yuden Co. Ltd. (2)(a) 3,700 106,602
TDK Corp. (2)(a) 9,400 305,816
THK Co. Ltd. (2)(a) 7,300 138,030
Tokio Marine Holdings, Inc. (2)(a) 3,800 81,177
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a) 190,700 686,790
Tokyo Gas Co. Ltd. (2)(a) 29,500 577,604
Tokyu Fudosan Holdings Corp. (2)
(a) 7,200 34,143
TOPPAN, Inc. (2)(a) 35,600 525,723
Toray Industries, Inc. (2)(a) 4,700 26,138
Tosoh Corp. (2)(a) 31,900 379,343
Toyota Boshoku Corp. (2)(a) 17,800 236,250
Toyota Industries Corp. (2)(a) 6,800 369,415
Toyota Tsusho Corp. (2)(a) 17,000 625,333
Tsuruha Holdings, Inc. (2)(a) 3,400 263,721
Yamada Holdings Co. Ltd. (2)(a) 57,500 204,111
Yamaha Motor Co. Ltd. (2)(a) 8,400 189,851
Yokogawa Electric Corp. (2)(a) 9,100 144,426
ZOZO, Inc. (2)(a) 4,300 106,192
38,183,967
—
Luxembourg - 0.9%
Aperam SA (2) 7,890 250,220
ArcelorMittal SA (2) 35,245 929,840
Eurofins Scientific SE (2) 2,301 165,208
SES SA, FDR (2) 11,009 71,710
1,416,978
—
Netherlands - 3.6%
Aalberts NV (2)(a) 1,693 65,946
ABN AMRO Bank NV, CVA (2)(a)(b) 44,309 613,590
Aegon NV (2)(a) 87,706 444,378
ASR Nederland NV (2)(a) 16,048 762,505
Heineken NV (2)(a) 3,232 304,429
INVESTMENTS SHARES VALUE ($)
Netherlands - 3.6% (continued)
Koninklijke Ahold Delhaize NV (2)
(a) 26,539 763,030
Koninklijke Philips NV (2)(a) 41,921 630,795
NN Group NV (2)(a) 7,998 327,056
OCI NV (2)(a) 5,653 202,109
Randstad NV (2)(a) 12,291 751,010
Shell plc (2)(a) 36,385 1,025,723
5,890,571
—
Nigeria - 0.1%
Airtel Africa plc (2)(b) 149,266 201,136
Norway - 0.8%
Equinor ASA (2)(a) 16,540 594,452
Norsk Hydro ASA (2)(a) 71,882 537,129
Salmar ASA (2)(a) 3,995 156,669
1,288,250
—
Panama - 0.1%
Copa Holdings SA, Class A * 2,668 221,898
Singapore - 0.9%
Genting Singapore Ltd. (2) 397,700 283,822
Oversea-Chinese Banking Corp.
Ltd. (2) 41,700 379,305
Singapore Airlines Ltd. (2) 92,900 383,572
United Overseas Bank Ltd. (2) 8,700 199,281
UOL Group Ltd. (2) 8,000 40,222
Venture Corp. Ltd. (2) 11,600 147,856
1,434,058
—
South Africa - 0.1%
Anglo American plc (2) 4,305 168,583
Spain - 2.7%
Acciona SA (2)(a) 777 142,993
Acerinox SA (2)(a) 29,501 291,627
Banco Bilbao Vizcaya Argentaria
SA (2)(a) 101,181 609,440
Banco de Sabadell SA (2)(a) 573,249 538,833
Banco Santander SA (2)(a) 253,215 757,142
Iberdrola SA (2)(a) 11,966 139,685
Mapfre SA (2)(a) 99,182 191,868
Red Electrica Corp. SA (2)(a) 13,319 231,593
Repsol SA (2)(a) 90,448 1,439,664
4,342,845
—
Sweden - 2.8%
Axfood AB (2)(a) 4,649 127,479
Billerud AB (2)(a) 15,801 192,751
Boliden AB (2)(a) 8,473 318,265
Castellum AB (2)(a) 26,338 318,965
Elekta AB, Class B (2)(a) 14,928 90,045
Essity AB, Class B (2)(a) 6,102 159,794
Fastighets AB Balder, Class B
(2)*(a) 53,747 250,852
Getinge AB, Class B (2)(a) 11,533 239,778
H & M Hennes & Mauritz AB, Class
B (2)(a) 23,441 252,610
Neobo Fastigheter AB (2)* 17,427 32,651
Samhallsbyggnadsbolaget i Norden
AB (2)(a) 174,274 290,651

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2022
INVESTMENTS SHARES VALUE ($)
Sweden - 2.8% (continued)
Securitas AB, Class B (2)(a) 55,704 464,820
Skanska AB, Class B (2)(a) 18,116 287,184
SSAB AB, Class B (2)(a) 143,291 746,411
Swedbank AB, Class A (2)(a) 5,778 98,278
Swedish Orphan Biovitrum AB
(2)*(a) 4,560 94,378
Telefonaktiebolaget LM Ericsson,
Class B (2)(a) 8,985 52,647
Telia Co. AB (2)(a) 29,195 74,601
Trelleborg AB, Class B (2)(a) 5,208 120,298
Volvo Car AB, Class B (2)*(a) 85,326 388,525
4,600,983
—
Switzerland - 3.4%
Adecco Group AG (Registered) (2)
(a) 10,599 348,653
Baloise Holding AG (Registered)
(2)(a) 196 30,225
Barry Callebaut AG (Registered)
(2)(a) 121 238,945
BKW AG (2)(a) 498 68,138
Cie Financiere Richemont SA
(Registered) (2)(a) 3,308 428,915
DKSH Holding AG (2)(a) 2,549 193,299
Flughafen Zurich AG (Registered)
(2)*(a) 934 144,527
Geberit AG (Registered) (2)(a) 489 230,847
Georg Fischer AG (Registered) (2)
(a) 1,445 88,524
Kuehne + Nagel International AG
(Registered) (2)(a) 700 162,738
Novartis AG (Registered) (2)(a) 11,277 1,020,540
SGS SA (Registered) (2)(a) 138 321,449
Swatch Group AG (The) (2)(a) 2,523 717,089
Swiss Life Holding AG (Registered)
(2)(a) 774 398,965
Swisscom AG (Registered) (2)(a) 967 529,733
UBS Group AG (Registered) (2)(a) 33,079 614,814
5,537,401
—
United Kingdom - 4.3%
abrdn plc (2)(a) 37,599 85,440
ASOS plc (2)* 29,915 183,703
Aviva plc (2)(a) 69,836 370,455
Barclays plc (2) 609,586 1,159,927
Barratt Developments plc (2)(a) 45,163 215,712
BP plc (2)(a) 76,844 443,385
BT Group plc (2) 298,749 403,393
Burberry Group plc (2)(a) 3,688 89,663
Centrica plc (2) 69,462 80,789
Direct Line Insurance Group plc
(2)(a) 12,535 33,411
DS Smith plc (2)(a) 52,560 202,745
Entain plc (2)(a) 2,334 37,169
Harbour Energy plc (2)(a) 13,855 51,129
Hays plc (2) 20,209 28,330
Howden Joinery Group plc (2)(a) 13,817 93,298
Imperial Brands plc (2)(a) 22,147 551,706
InterContinental Hotels Group plc
(2)(a) 1,329 76,256
INVESTMENTS SHARES VALUE ($)
United Kingdom - 4.3% (continued)
International Distributions Services
plc (2)(a) 149,099 382,188
Investec plc (2)(a) 17,694 108,168
JD Sports Fashion plc (2) 111,582 169,563
Just Eat Takeaway.com NV (2)*(a)
(b) 8,525 181,451
Kingfisher plc (2)(a) 55,798 158,535
Liberty Global plc, Class C *(a) 1,320 25,648
Lloyds Banking Group plc (2) 451,643 246,468
Man Group plc (2)(a) 29,063 74,775
Marks & Spencer Group plc (2)* 201,698 297,555
NatWest Group plc (2)(a) 22,727 72,482
Standard Chartered plc (2)(a) 48,958 365,154
Subsea 7 SA (2)(a) 25,758 298,268
Taylor Wimpey plc (2) 24,373 29,850
Tesco plc (2)(a) 48,581 130,919
Vodafone Group plc (2) 234,076 237,053
6,884,588
—
United States - 83.8%
3M Co. (a)(c) 4,808 576,575
A O Smith Corp. (a) 3,097 177,272
Abbott Laboratories (a) 5,751 631,402
AbbVie, Inc. (a)(c) 4,527 731,608
Accenture plc, Class A (a) 818 218,275
ACI Worldwide, Inc. *(a)(c) 9,362 215,326
Acuity Brands, Inc. (a)(c) 2,671 442,344
Adient plc *(a) 3,996 138,621
Adobe, Inc. *(a) 1,834 617,196
ADT, Inc. (a)(c) 36,103 327,454
AECOM (a) 966 82,042
AES Corp. (The) (a)(c) 12,773 367,351
AGCO Corp. (a) 3,388 469,882
Agilent Technologies, Inc. (a)(c) 1,276 190,953
Air Lease Corp. (a) 1,110 42,646
Akamai Technologies, Inc. *(a) 2,961 249,612
Alaska Air Group, Inc. *(a)(c) 8,362 359,064
ALLETE, Inc. (a) 517 33,352
Allison Transmission Holdings, Inc.
(a)(c) 13,354 555,526
Allstate Corp. (The) (a) 2,101 284,896
Ally Financial, Inc. (a) 10,969 268,192
Alphabet, Inc., Class A *(a) 2,564 226,222
Altice USA, Inc., Class A *(a)(c) 94,075 432,745
Altria Group, Inc. (a) 4,769 217,991
Amdocs Ltd. (a) 3,899 354,419
Ameren Corp. (a)(c) 2,319 206,205
American Electric Power Co., Inc.
(a)(c) 3,344 317,513
American International Group, Inc.
(a) 14,126 893,328
Ameriprise Financial, Inc. (a) 729 226,989
AmerisourceBergen Corp. (a) 456 75,564
AMETEK, Inc. (a) 1,348 188,343
Amgen, Inc. (a)(c) 2,040 535,786
Amkor Technology, Inc. (a)(c) 22,239 533,291
ANSYS, Inc. *(a) 822 198,587
APA Corp. (a) 9,023 421,194
Applied Materials, Inc. (a) 2,104 204,888
AppLovin Corp., Class A *(a)(c) 28,527 300,389

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2022
INVESTMENTS SHARES VALUE ($)
United States - 83.8% (continued)
Aramark (a)(c) 3,515 145,310
Arch Capital Group Ltd. *(a) 2,000 125,560
Archer-Daniels-Midland Co. (a)(c) 7,093 658,585
Arrow Electronics, Inc. *(a) 4,999 522,745
ASGN, Inc. *(a)(c) 747 60,866
Associated Banc-Corp. (a) 9,395 216,931
Assured Guaranty Ltd. (a) 1,742 108,457
AT&T, Inc. (a)(c) 58,837 1,083,190
Autodesk, Inc. *(a) 803 150,057
AutoNation, Inc. *(a)(c) 5,298 568,475
Avangrid, Inc. (a)(c) 10,299 442,651
Avantor, Inc. *(a) 7,568 159,609
Avient Corp. (a) 5,897 199,083
Avis Budget Group, Inc. *(a) 256 41,966
Avnet, Inc. (a) 8,648 359,584
Axis Capital Holdings Ltd. (a) 900 48,753
Bank of New York Mellon Corp.
(The) (a) 8,992 409,316
Bath & Body Works, Inc. (a) 5,180 218,285
Belden, Inc. (a) 2,015 144,879
Berry Global Group, Inc. (a)(c) 5,960 360,163
Best Buy Co., Inc. (a)(c) 7,289 584,651
Biogen, Inc. *(a)(c) 1,161 321,504
Bio-Rad Laboratories, Inc., Class
A *(a) 303 127,408
Bio-Techne Corp. (a)(c) 1,648 136,586
Black Hills Corp. (a) 2,695 189,566
Blackbaud, Inc. *(a) 774 45,558
Blue Owl Capital, Inc. (a)(c) 3,692 39,135
Booking Holdings, Inc. *(a) 248 499,789
Booz Allen Hamilton Holding Corp.
(a) 2,497 260,986
BorgWarner, Inc. (a)(c) 8,541 343,775
Boston Beer Co., Inc. (The), Class
A *(a) 568 187,167
Bread Financial Holdings, Inc. (a) 6,781 255,372
Brighthouse Financial, Inc. *(a) 3,914 200,671
Bristol-Myers Squibb Co. (a) 4,853 349,173
Broadcom, Inc. (a) 181 101,203
Brown-Forman Corp., Class B (a)
(c) 2,623 172,279
Bruker Corp. (a) 2,534 173,199
Brunswick Corp. (a) 4,879 351,678
Builders FirstSource, Inc. *(a)(c) 13,058 847,203
BWX Technologies, Inc. (a)(c) 1,102 64,004
CACI International, Inc., Class A
*(a) 1,125 338,164
Cadence Design Systems, Inc. *(a)
(c) 1,531 245,940
Calix, Inc. *(a)(c) 1,936 132,480
Capital One Financial Corp. (a) 3,064 284,829
Capri Holdings Ltd. *(a) 5,535 317,266
Cardinal Health, Inc. (a)(c) 4,064 312,400
Carrier Global Corp. (a) 2,339 96,484
Carter's, Inc. (a)(c) 1,762 131,463
Casey's General Stores, Inc. (a) 868 194,736
Cathay General Bancorp (a) 3,747 152,840
CCC Intelligent Solutions Holdings,
Inc. *(a) 3,871 33,678
Celanese Corp. (a) 3,726 380,946
INVESTMENTS SHARES VALUE ($)
United States - 83.8% (continued)
Centene Corp. *(a) 3,984 326,728
CenterPoint Energy, Inc. (a) 6,189 185,608
CF Industries Holdings, Inc. (a) 3,576 304,675
ChampionX Corp. (a) 14,684 425,689
Charles River Laboratories
International, Inc. *(a)(c) 1,375 299,613
Chemours Co. (The) (a) 13,893 425,404
Chesapeake Energy Corp. (a) 517 48,789
Chevron Corp. (a)(c) 1,096 196,721
Choice Hotels International, Inc.
(a)(c) 1,988 223,928
Churchill Downs, Inc. (a) 142 30,023
Cigna Corp. (a) 1,209 400,590
Cintas Corp. (a) 626 282,714
Cirrus Logic, Inc. *(a)(c) 3,272 243,699
Cisco Systems, Inc. (a) 16,208 772,149
Citigroup, Inc. (a)(c) 15,037 680,124
Citizens Financial Group, Inc. (a)(c) 7,705 303,346
Cleveland-Cliffs, Inc. *(a)(c) 4,046 65,181
CNO Financial Group, Inc. (a) 3,608 82,443
Coca-Cola Co. (The) (a) 4,032 256,476
Coca-Cola Consolidated, Inc. (a) 247 126,553
Cognizant Technology Solutions
Corp., Class A (a)(c) 9,892 565,723
Colgate-Palmolive Co. (a) 4,248 334,700
Columbia Sportswear Co. (a)(c) 1,832 160,447
Comcast Corp., Class A (a)(c) 10,154 355,085
Commercial Metals Co. (a)(c) 10,725 518,018
CommVault Systems, Inc. *(a) 2,745 172,496
Computershare Ltd. (2)(a) 7,951 140,065
Concentrix Corp. (a) 842 112,121
ConocoPhillips (a)(c) 2,698 318,364
Consolidated Edison, Inc. (a)(c) 5,381 512,863
Cooper Cos., Inc. (The) (a) 355 117,388
Copart, Inc. *(a) 5,231 318,516
Corning, Inc. (a)(c) 5,283 168,739
Coterra Energy, Inc. (a)(c) 8,919 219,140
Cracker Barrel Old Country Store,
Inc. (a)(c) 2,153 203,975
Crane Holdings Co. (a) 3,416 343,137
Cummins, Inc. (a) 1,725 417,950
Curtiss-Wright Corp. (a)(c) 1,632 272,528
CVS Health Corp. (a)(c) 8,896 829,018
Dana, Inc. (a)(c) 22,434 339,426
Darden Restaurants, Inc. (a)(c) 1,828 252,867
Darling Ingredients, Inc. *(a)(c) 538 33,673
Dell Technologies, Inc., Class C (a) 7,913 318,261
DENTSPLY SIRONA, Inc. (a)(c) 7,278 231,732
Dick's Sporting Goods, Inc. (a)(c) 3,927 472,379
DISH Network Corp., Class A *(a)
(c) 13,588 190,776
DocuSign, Inc. *(a) 4,085 226,391
Dolby Laboratories, Inc., Class A (a) 4,857 342,613
Donaldson Co., Inc. (a)(c) 2,142 126,100
Dover Corp. (a) 1,158 156,805
Dow, Inc. (a)(c) 8,669 436,831
Dropbox, Inc., Class A *(a) 14,665 328,203
DXC Technology Co. *(a)(c) 17,467 462,876
Eagle Materials, Inc. (a) 2,563 340,495
Eastman Chemical Co. (a) 3,662 298,233

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2022
INVESTMENTS SHARES VALUE ($)
United States - 83.8% (continued)
eBay, Inc. (a)(c) 7,804 323,632
Electronic Arts, Inc. (a)(c) 2,545 310,948
Elevance Health, Inc. (a) 623 319,580
EMCOR Group, Inc. (a) 2,781 411,894
Encompass Health Corp. (a) 848 50,719
EnerSys (a)(c) 2,333 172,269
Enhabit, Inc. * 5,361 70,551
Enovis Corp. *(a) 10,660 570,523
Envista Holdings Corp. *(a)(c) 3,262 109,832
EPAM Systems, Inc. *(a) 463 151,744
Equitable Holdings, Inc. (a)(c) 11,539 331,169
Euronet Worldwide, Inc. *(a)(c) 1,793 169,223
Evercore, Inc., Class A (a) 4,014 437,847
Everest Re Group Ltd. (a) 758 251,103
Evergy, Inc. (a) 2,808 176,707
Exelixis, Inc. *(a) 23,235 372,689
Exelon Corp. (a) 3,718 160,729
Expedia Group, Inc. *(a) 7,448 652,445
Expeditors International of
Washington, Inc. (a)(c) 2,840 295,133
Exxon Mobil Corp. (a)(c) 4,780 527,234
F5, Inc. *(a) 998 143,223
Fair Isaac Corp. *(a) 587 351,366
Federated Hermes, Inc., Class B
(a) 5,966 216,625
Fidelity National Financial, Inc. (a)
(c) 8,256 310,591
First American Financial Corp. (a)
(c) 7,006 366,694
Fiserv, Inc. *(a)(c) 1,431 144,631
Flowers Foods, Inc. (a)(c) 4,028 115,765
Flowserve Corp. (a)(c) 1,866 57,249
FNB Corp. (a)(c) 13,219 172,508
Foot Locker, Inc. (a)(c) 5,675 214,458
Fortinet, Inc. *(a) 3,872 189,302
Fortune Brands Innovations, Inc. (a) 2,258 128,954
Franklin Resources, Inc. (a)(c) 13,769 363,226
Fulton Financial Corp. (a) 3,831 64,476
Gartner, Inc. *(a)(c) 1,456 489,420
Gates Industrial Corp. plc *(a) 13,084 149,288
Gen Digital, Inc. (a) 10,207 218,736
Generac Holdings, Inc. *(a)(c) 2,003 201,622
General Dynamics Corp. (a)(c) 2,900 719,519
Genuine Parts Co. (a)(c) 2,478 429,958
Gilead Sciences, Inc. (a)(c) 13,813 1,185,847
Global Payments, Inc. (a) 570 56,612
Globus Medical, Inc., Class A *(a)
(c) 2,641 196,147
GoDaddy, Inc., Class A *(a) 1,711 128,017
Goldman Sachs Group, Inc. (The)
(a) 852 292,560
Goodyear Tire & Rubber Co. (The)
*(a) 41,741 423,671
Graco, Inc. (a) 1,942 130,619
Graham Holdings Co., Class B (a) 403 243,497
Grand Canyon Education, Inc. *(a)
(c) 3,075 324,905
Greif, Inc., Class A (a) 5,020 336,641
GSK plc (2)(a) 11,009 190,271
H&R Block, Inc. (a)(c) 17,297 631,513
INVESTMENTS SHARES VALUE ($)
United States - 83.8% (continued)
Haemonetics Corp. *(a) 1,008 79,279
Halliburton Co. (a)(c) 9,802 385,709
Hanover Insurance Group, Inc.
(The) (a) 178 24,053
Hartford Financial Services Group,
Inc. (The) (a)(c) 2,821 213,916
Hawaiian Electric Industries, Inc.
(a)(c) 5,966 249,677
HCA Healthcare, Inc. (a) 1,076 258,197
HEICO Corp. (a) 436 66,987
Henry Schein, Inc. *(a)(c) 2,454 196,001
Hertz Global Holdings, Inc. *(a)(c) 5,809 89,401
Hewlett Packard Enterprise Co. (a)
(c) 29,267 467,101
Hexcel Corp. (a)(c) 3,341 196,618
HF Sinclair Corp. (a) 6,853 355,602
Holcim AG (2)*(a) 1,559 80,699
Hologic, Inc. *(a)(c) 8,573 641,346
Horizon Therapeutics plc *(a) 4,762 541,916
Howmet Aerospace, Inc. (a) 8,256 325,369
HP, Inc. (a) 14,984 402,620
Hubbell, Inc. (a)(c) 1,300 305,084
HubSpot, Inc. *(a) 111 32,093
Humana, Inc. (a) 495 253,534
Huntington Ingalls Industries, Inc.
(a)(c) 1,188 274,048
Huntsman Corp. (a)(c) 19,379 532,535
IDACORP, Inc. (a) 441 47,562
Incyte Corp. *(a) 2,679 215,177
Informatica, Inc., Class A *(a) 1,449 23,604
Ingevity Corp. *(a) 688 48,463
Ingredion, Inc. (a) 1,755 171,867
Insperity, Inc. (a) 1,978 224,701
Integra LifeSciences Holdings
Corp. *(a)(c) 3,537 198,320
Intel Corp. (a)(c) 17,275 456,578
International Business Machines
Corp. (a)(c) 2,440 343,772
International Paper Co. (a) 15,488 536,349
Interpublic Group of Cos., Inc.
(The) (a)(c) 1,601 53,329
Intuit, Inc. (a) 158 61,497
Invesco Ltd. (a) 17,687 318,189
IPG Photonics Corp. *(a) 495 46,862
IQVIA Holdings, Inc. *(a)(c) 1,111 227,633
ITT, Inc. (a)(c) 2,813 228,134
Jabil, Inc. (a) 7,212 491,858
Janus Henderson Group plc (a) 5,207 122,469
Jazz Pharmaceuticals plc *(a) 1,247 198,660
JB Hunt Transport Services, Inc. (a) 1,365 238,001
Jefferies Financial Group, Inc. (a) 8,523 292,168
JetBlue Airways Corp. *(a) 9,347 60,569
Johnson & Johnson (a)(c) 2,375 419,544
Jones Lang LaSalle, Inc. *(a) 634 101,041
Juniper Networks, Inc. (a) 3,063 97,893
KB Home (a)(c) 10,595 337,451
Kennametal, Inc. (a)(c) 11,329 272,576
KeyCorp (a) 11,068 192,805
Kimberly-Clark Corp. (a)(c) 4,935 669,926
KLA Corp. (a) 377 142,140

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2022
INVESTMENTS SHARES VALUE ($)
United States - 83.8% (continued)
Knight-Swift Transportation
Holdings, Inc. (a) 9,801 513,670
Kroger Co. (The) (a) 13,438 599,066
Kyndryl Holdings, Inc. *(a) 40,904 454,852
L3Harris Technologies, Inc. (a) 340 70,791
Laboratory Corp. of America
Holdings (a) 882 207,693
Lam Research Corp. (a) 204 85,741
Landstar System, Inc. (a) 3,691 601,264
Lantheus Holdings, Inc. *(a) 2,843 144,879
Lattice Semiconductor Corp. *(a) 779 50,542
Leidos Holdings, Inc. (a) 448 47,125
Lennar Corp., Class A (a)(c) 4,440 401,820
Light & Wonder, Inc. *(a)(c) 5,667 332,086
Lincoln Electric Holdings, Inc. (a)(c) 1,054 152,292
Littelfuse, Inc. (a) 248 54,610
LKQ Corp. (a)(c) 15,247 814,342
Lockheed Martin Corp. (a) 869 422,760
Loews Corp. (a) 3,025 176,448
Louisiana-Pacific Corp. (a)(c) 2,383 141,074
Lowe's Cos., Inc. (a) 217 43,235
LyondellBasell Industries NV, Class
A (a) 6,148 510,468
Macy's, Inc. (a)(c) 29,530 609,795
Manhattan Associates, Inc. *(a) 1,480 179,672
ManpowerGroup, Inc. (a)(c) 7,972 663,350
Marathon Oil Corp. (a) 14,940 404,426
Marathon Petroleum Corp. (a) 2,787 324,379
Maravai LifeSciences Holdings,
Inc., Class A *(a) 14,883 212,976
Marriott Vacations Worldwide Corp.
(a)(c) 3,258 438,494
Masco Corp. (a)(c) 1,323 61,744
MasTec, Inc. *(a)(c) 1,676 143,013
Masterbrand, Inc. * 2,258 17,048
Mastercard, Inc., Class A (a)(c) 933 324,432
Matador Resources Co. (a) 2,106 120,547
Mattel, Inc. *(a) 2,485 44,332
Maximus, Inc. (a)(c) 6,821 500,184
McKesson Corp. (a) 444 166,553
Medpace Holdings, Inc. *(a) 369 78,379
Medtronic plc (a) 7,267 564,791
Merck & Co., Inc. (a) 6,385 708,416
Meta Platforms, Inc., Class A *(a) 6,747 811,934
MetLife, Inc. (a) 4,665 337,606
Mettler-Toledo International, Inc.
*(a) 185 267,408
MGM Resorts International (a)(c) 5,484 183,879
Microchip Technology, Inc. (a) 2,750 193,188
Micron Technology, Inc. (a) 9,511 475,360
MillerKnoll, Inc. (a)(c) 12,272 257,835
Minerals Technologies, Inc. (a) 43 2,611
MKS Instruments, Inc. (a) 891 75,494
Moderna, Inc. *(a)(c) 2,254 404,863
Mohawk Industries, Inc. *(a)(c) 2,809 287,136
Molina Healthcare, Inc. *(a) 693 228,842
Molson Coors Beverage Co., Class
B (a)(c) 9,550 492,016
Mosaic Co. (The) (a) 5,802 254,534
INVESTMENTS SHARES VALUE ($)
United States - 83.8% (continued)
MSC Industrial Direct Co., Inc.,
Class A (a) 1,395 113,972
Murphy Oil Corp. (a)(c) 3,753 161,417
Murphy USA, Inc. (a) 2,685 750,565
National Fuel Gas Co. (a)(c) 2,355 149,072
Navient Corp. (a) 8,919 146,718
NCR Corp. *(a) 19,072 446,476
New York Community Bancorp, Inc.
(a)(c) 6,199 53,311
NiSource, Inc. (a)(c) 5,134 140,774
Nordson Corp. (a) 576 136,927
Nordstrom, Inc. (a) 8,463 136,593
NorthWestern Corp. (a)(c) 3,057 181,402
NRG Energy, Inc. (a) 16,959 539,635
Nu Skin Enterprises, Inc., Class A
(a)(c) 13,426 566,040
Nucor Corp. (a)(c) 1,669 219,991
NuVasive, Inc. *(a)(c) 3,805 156,918
nVent Electric plc (a) 5,559 213,855
Occidental Petroleum Corp. (a) 1,749 110,170
OGE Energy Corp. (a)(c) 5,009 198,106
Old Republic International Corp.
(a)(c) 13,956 337,037
Olin Corp. (a)(c) 8,114 429,555
Omnicom Group, Inc. (a) 834 68,029
ON Semiconductor Corp. *(a)(c) 2,817 175,696
OneMain Holdings, Inc. (a)(c) 2,564 85,407
Organon & Co. (a)(c) 4,199 117,278
Oshkosh Corp. (a) 1,952 172,147
Ovintiv, Inc. (a) 5,154 261,359
Owens Corning (a)(c) 5,544 472,903
PACCAR, Inc. (a)(c) 3,785 374,601
Packaging Corp. of America (a) 2,668 341,264
Paychex, Inc. (a)(c) 740 85,514
PDC Energy, Inc. (a)(c) 5,105 324,065
Penn Entertainment, Inc. *(a)(c) 1,782 52,925
Penske Automotive Group, Inc. (a) 4,476 514,427
Pentair plc (a) 3,106 139,708
PepsiCo, Inc. (a)(c) 3,399 614,063
Performance Food Group Co. *(a)
(c) 1,199 70,010
Petco Health & Wellness Co., Inc.
*(a) 4,331 41,058
Pfizer, Inc. (a)(c) 16,995 870,824
Philip Morris International, Inc. (a)
(c) 3,560 360,308
Phillips 66 (a) 3,138 326,603
Pilgrim's Pride Corp. *(a) 12,946 307,209
Pinnacle West Capital Corp. (a)(c) 5,680 431,907
Playtika Holding Corp. *(a) 40,235 342,400
Polaris, Inc. (a) 4,177 421,877
Popular, Inc. 5,592 370,861
Post Holdings, Inc. *(a) 905 81,685
Power Integrations, Inc. (a) 1,691 121,279
Premier, Inc., Class A (a) 1,653 57,822
Principal Financial Group, Inc. (a)
(c) 4,136 347,093
Procter & Gamble Co. (The) (a) 3,180 481,961
PTC, Inc. *(a) 810 97,232
PulteGroup, Inc. (a)(c) 9,908 451,111

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2022
INVESTMENTS SHARES VALUE ($)
United States - 83.8% (continued)
PVH Corp. (a) 9,246 652,675
QIAGEN NV (2)*(a) 6,207 312,029
Qorvo, Inc. *(a) 2,455 222,521
Qualys, Inc. *(a) 1,764 197,974
Quest Diagnostics, Inc. (a)(c) 1,112 173,961
QuidelOrtho Corp. *(a) 1,458 124,907
Ralph Lauren Corp. (a)(c) 2,631 278,018
Raytheon Technologies Corp. (a)(c) 2,455 247,759
Regal Rexnord Corp. (a)(c) 2,696 323,466
Regeneron Pharmaceuticals, Inc.
*(a) 718 518,030
Reinsurance Group of America,
Inc. (a) 463 65,788
Reliance Steel & Aluminum Co. (a) 1,161 235,033
Reynolds Consumer Products, Inc.
(a)(c) 3,571 107,059
RingCentral, Inc., Class A *(a) 3,183 112,678
Robert Half International, Inc. (a)(c) 4,959 366,123
Roche Holding AG (2)(a) 1,472 462,558
Roper Technologies, Inc. (a) 1,043 450,670
Saia, Inc. *(a) 298 62,485
Salesforce, Inc. *(a) 1,083 143,595
Schneider National, Inc., Class B
(a) 23,418 547,981
Science Applications International
Corp. (a) 1,529 169,612
Seagate Technology Holdings plc
(a) 656 34,512
SEI Investments Co. (a) 4,061 236,756
Semtech Corp. *(a)(c) 11,035 316,594
Sensata Technologies Holding plc
(a) 3,882 156,755
Signify NV (2)(a)(b) 12,323 414,824
Silgan Holdings, Inc. (a)(c) 5,212 270,190
Sinch AB (2)*(a)(b) 164,438 606,016
SiTime Corp. *(a)(c) 1,406 142,878
Six Flags Entertainment Corp. *(a)
(c) 9,877 229,640
Skechers USA, Inc., Class A *(a) 5,003 209,876
Skyworks Solutions, Inc. (a)(c) 2,646 241,130
Snap-on, Inc. (a) 1,717 392,317
Sotera Health Co. *(a)(c) 29,419 245,060
Southwest Airlines Co. *(a)(c) 9,856 331,852
Southwestern Energy Co. *(a)(c) 9,507 55,616
Spirit AeroSystems Holdings, Inc.,
Class A (a) 2,885 85,396
Sprouts Farmers Market, Inc. *(a)
(c) 10,358 335,288
SS&C Technologies Holdings, Inc.
(a) 1,661 86,472
State Street Corp. (a)(c) 4,613 357,830
Steel Dynamics, Inc. (a)(c) 7,856 767,531
Stellantis NV (2)*(a) 51,329 729,404
STERIS plc (a) 1,129 208,515
Stifel Financial Corp. (a) 4,147 242,060
Swiss Re AG (2)(a) 3,497 326,974
Synaptics, Inc. *(a) 2,413 229,621
Synchrony Financial (a) 14,704 483,173
Syneos Health, Inc. *(a) 13,131 481,645
Synopsys, Inc. *(a) 1,060 338,447
INVESTMENTS SHARES VALUE ($)
United States - 83.8% (continued)
Synovus Financial Corp. (a) 2,625 98,569
T. Rowe Price Group, Inc. (a)(c) 936 102,080
Tapestry, Inc. (a) 8,719 332,020
Taylor Morrison Home Corp., Class
A *(a)(c) 18,447 559,866
TD SYNNEX Corp. (a) 3,730 353,268
Teleflex, Inc. (a) 866 216,180
Tenaris SA (2)(a) 12,174 213,504
Tenet Healthcare Corp. *(a) 6,179 301,473
Teradata Corp. *(a)(c) 15,831 532,871
Teradyne, Inc. (a)(c) 2,663 232,613
Terex Corp. (a) 9,856 421,048
Tetra Tech, Inc. (a) 1,009 146,497
Texas Instruments, Inc. (a) 277 45,766
Texas Roadhouse, Inc. (a) 3,682 334,878
Textron, Inc. (a)(c) 13,250 938,101
Thor Industries, Inc. (a)(c) 2,593 195,746
Timken Co. (The) (a) 4,757 336,177
Toll Brothers, Inc. (a) 9,082 453,373
Travel + Leisure Co. (a) 11,671 424,824
Travelers Cos., Inc. (The) (a)(c) 1,569 294,172
Trex Co., Inc. *(a)(c) 2,266 95,920
TripAdvisor, Inc. *(a) 14,036 252,367
Tyson Foods, Inc., Class A (a) 10,547 656,551
UGI Corp. (a) 11,783 436,796
U-Haul Holding Co. (a) 252 15,168
U-Haul Holding Co. (a)(c) 1,850 101,713
Ulta Beauty, Inc. *(a) 226 106,010
United Rentals, Inc. *(a) 1,447 514,293
United States Steel Corp. (a)(c) 17,406 436,020
United Therapeutics Corp. *(a) 3,280 912,135
Univar Solutions, Inc. *(a)(c) 7,237 230,137
Universal Display Corp. (a)(c) 1,089 117,656
Universal Health Services, Inc.,
Class B (a)(c) 3,857 543,413
Unum Group (a) 16,840 690,945
US Foods Holding Corp. *(a)(c) 7,080 240,862
Vail Resorts, Inc. (a) 967 230,484
Valero Energy Corp. (a) 4,102 520,380
Veeva Systems, Inc., Class A *(a) 858 138,464
VeriSign, Inc. *(a) 933 191,676
Verizon Communications, Inc. (a)(c) 6,306 248,456
Vertex Pharmaceuticals, Inc. *(a) 1,138 328,632
Vertiv Holdings Co. (a) 6,133 83,777
Viatris, Inc. (a) 38,182 424,966
Victoria's Secret & Co. *(a) 2,446 87,518
Visa, Inc., Class A (a) 1,121 232,899
Vishay Intertechnology, Inc. (a)(c) 24,892 536,920
Vistra Corp. (a) 7,397 171,610
Vontier Corp. (a)(c) 1,973 38,138
Voya Financial, Inc. (a) 1,595 98,077
Walgreens Boots Alliance, Inc. (a)
(c) 10,230 382,193
Walmart, Inc. *(a) 4,173 591,690
Washington Federal, Inc. (a)(c) 2,784 93,403
Waters Corp. *(a) 619 212,057
Watts Water Technologies, Inc.,
Class A (a) 857 125,319
Wells Fargo & Co. (a) 3,682 152,030
Werner Enterprises, Inc. (a) 9,924 399,540

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2022
INVESTMENTS SHARES VALUE ($)
United States - 83.8% (continued)
WESCO International, Inc. *(a) 1,411 176,657
Western Union Co. (The) (a)(c) 21,888 301,398
Westlake Corp. (a)(c) 4,206 431,283
Westrock Co. (a) 21,053 740,223
Whirlpool Corp. (a)(c) 373 52,765
Williams-Sonoma, Inc. (a) 3,372 387,510
WillScot Mobile Mini Holdings Corp.
*(a) 1,494 67,484
Wintrust Financial Corp. (a) 1,230 103,960
Woodward, Inc. (a)(c) 2,206 213,122
World Wrestling Entertainment,
Inc., Class A (a) 796 54,542
Wyndham Hotels & Resorts, Inc.
(a)(c) 2,029 144,688
XPO, Inc. *(a)(c) 6,542 217,783
YETI Holdings, Inc. *(a)(c) 964 39,823
Yum! Brands, Inc. (a) 609 78,001
Ziff Davis, Inc. *(a)(c) 2,665 210,802
Zimmer Biomet Holdings, Inc. (a) 1,799 229,373
Zoom Video Communications, Inc.,
Class A *(a)(c) 2,964 200,781
135,374,718
—
TOTAL COMMON STOCKS
(Cost $215,691,766) 259,864,295
SHORT-TERM INVESTMENTS - 71.4%
INVESTMENT COMPANIES - 51.8%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 3.94% (d)(e) 4,933,539 4,933,539
J.P. Morgan U.S. Treasury Plus
Money Market Fund - IM Shares,
4.29% (d)(e) 30,342 30,342
Limited Purpose Cash Investment
Fund, 4.08% (d) 78,794,506 78,762,987
TOTAL INVESTMENT COMPANIES
(Cost $83,709,236) 83,726,868
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 19.6%
U.S. Treasury Bills
2.53%, 1/5/2023 (2)(f) $ 226,000 225,954
2.72%, 1/12/2023 (2)(f) 1,134,000 1,133,016
2.95%, 1/19/2023 (2)(f) 306,000 305,508
2.96%, 1/26/2023 (2)(f) 93,200 92,969
2.89%, 2/2/2023 (2)(f) 495,000 493,429
3.16%, 2/23/2023 (2)(f) 808,000 803,137
3.29%, 3/2/2023 (2)(f) 1,296,000 1,287,149
3.38%, 3/9/2023 (2)(f) 643,000 638,074
3.53%, 3/16/2023 (2)(f) 991,000 982,782
3.85%, 3/23/2023 (2)(f) 1,762,000 1,745,600
3.93%, 3/30/2023 (2)(f) 103,000 101,945
3.93%, 4/6/2023 (2)(f) 1,474,000 1,458,007
4.11%, 4/13/2023 (2)(f)(g) 19,310,000 19,091,957
4.33%, 4/20/2023 (2)(f) 474,000 467,820
4.49%, 4/27/2023 (2)(f) 555,000 547,180
4.59%, 5/11/2023 (2)(f) 1,127,000 1,108,805
4.54%, 5/18/2023 (2)(f) 220,000 216,276
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 19.6% (continued)
4.66%, 6/1/2023 (2)(f) $ 230,000 225,714
4.74%, 6/15/2023 (2)(f) 158,000 154,815
4.66%, 6/22/2023 (2)(f) 637,000 623,371
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $31,708,665) 31,703,508
TOTAL SHORT-TERM INVESTMENTS
(Cost $115,417,901) 115,430,376
TOTAL LONG POSITIONS
(Cost $331,109,667) 375,294,671
SHARES
SHORT POSITIONS - (145.5)%
COMMON STOCKS - (145.5)%
Australia - (3.7)%
Allkem Ltd. (2) (13,026) (98,681)
ALS Ltd. (2) (5,050) (41,869)
Alumina Ltd. (2) (145,193) (149,899)
Ampol Ltd. (2) (2,941) (56,533)
APA Group (2) (30,749) (224,757)
carsales.com Ltd. (2) (1,669) (23,487)
Cleanaway Waste Management
Ltd. (2) (41,407) (73,780)
Cochlear Ltd. (2) (697) (96,261)
Commonwealth Bank of Australia
(2) (2,158) (149,884)
Domino's Pizza Enterprises Ltd. (2) (578) (26,030)
Endeavour Group Ltd. (2) (31,426) (136,764)
Evolution Mining Ltd. (2) (17,486) (35,750)
IDP Education Ltd. (2) (23,909) (440,625)
IGO Ltd. (2) (36,762) (336,275)
Insurance Australia Group Ltd. (2) (92,223) (296,467)
Lendlease Corp. Ltd. (2) (6,985) (37,077)
Lynas Rare Earths Ltd. (2) (52,787) (278,268)
Macquarie Group Ltd. (2) (2,090) (235,937)
Mineral Resources Ltd. (2) (4,945) (259,397)
National Australia Bank Ltd. (2) (4,474) (90,838)
NEXTDC Ltd. (2) (22,105) (136,401)
Orica Ltd. (2) (3,247) (33,199)
OZ Minerals Ltd. (2) (4,957) (93,435)
Pilbara Minerals Ltd. (2) (72,547) (183,707)
QBE Insurance Group Ltd. (2) (37,612) (341,205)
Ramsay Health Care Ltd. (2) (18,410) (808,403)
REA Group Ltd. (2) (718) (53,998)
Reece Ltd. (2) (8,345) (79,768)
SEEK Ltd. (2) (3,529) (50,171)
Seven Group Holdings Ltd. (2) (8,828) (125,563)
Suncorp Group Ltd. (2) (3,094) (25,212)
Transurban Group (2) (20,454) (179,951)
Wesfarmers Ltd. (2) (5,416) (168,910)
WiseTech Global Ltd. (2) (1,064) (36,594)
Woodside Energy Group Ltd. (2) (6,995) (169,406)
Woolworths Group Ltd. (2) (20,287) (463,262)
(6,037,764)
—
Belgium - (0.6)%
Anheuser-Busch InBev SA/NV (2) (5,898) (355,241)
D'ieteren Group (2) (1,211) (232,407)
Galapagos NV (2) (1,757) (77,978)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2022
INVESTMENTS SHARES VALUE ($)
Belgium - (0.6)% (continued)
UCB SA (2) (4,196) (330,618)
(996,244)
—
Brazil - (0.4)%
MercadoLibre, Inc. (362) (306,339)
Wheaton Precious Metals Corp. (9,447) (369,089)
(675,428)
—
Canada - (7.0)%
Agnico Eagle Mines Ltd. (9,036) (469,552)
Air Canada (22,343) (319,964)
Alamos Gold, Inc., Class A (17,702) (178,981)
Algonquin Power & Utilities Corp. (22,924) (149,328)
AltaGas Ltd. (1,860) (32,117)
Aritzia, Inc. (4,454) (155,758)
Ballard Power Systems, Inc. (38,603) (184,747)
Barrick Gold Corp. (13,176) (225,860)
BlackBerry Ltd. (39,650) (129,141)
Boralex, Inc., Class A (1,643) (48,562)
Brookfield Asset Management Ltd.,
Class A (2,698) (77,254)
Brookfield Corp. (10,792) (339,382)
CAE, Inc. (12,928) (250,062)
Cameco Corp. (12,726) (288,450)
Canada Goose Holdings, Inc. (3,293) (58,564)
Canadian Pacific Railway Ltd. (3,835) (285,926)
CCL Industries, Inc., Class B (732) (31,269)
Colliers International Group, Inc. (3,457) (317,564)
Constellation Software, Inc. (249) (388,756)
Descartes Systems Group, Inc.
(The) (1,836) (127,991)
Dollarama, Inc. (1,707) (99,836)
Element Fleet Management Corp. (13,983) (190,536)
Emera, Inc. (9,702) (370,811)
Enbridge, Inc. (17,048) (666,307)
FirstService Corp. (1,256) (153,809)
Franco-Nevada Corp. (2,907) (396,267)
GFL Environmental, Inc. (9,271) (270,735)
Gildan Activewear, Inc. (918) (25,140)
Innergex Renewable Energy, Inc. (17,270) (206,628)
Intact Financial Corp. (2,534) (364,772)
Kinaxis, Inc. (1,021) (114,550)
Kinross Gold Corp. (15,149) (61,760)
Lightspeed Commerce, Inc. (14,746) (210,735)
Metro, Inc. (5,262) (291,353)
Nuvei Corp. (b) (1,126) (28,616)
Pan American Silver Corp. (9,312) (151,991)
PrairieSky Royalty Ltd. (4,829) (77,392)
Restaurant Brands International,
Inc. (4,098) (265,038)
Ritchie Bros Auctioneers, Inc. (1,505) (86,932)
Rogers Communications, Inc.,
Class B (8,893) (416,211)
Royal Bank of Canada (4,757) (447,242)
Shopify, Inc., Class A (21,592) (749,659)
SNC-Lavalin Group, Inc. (13,147) (231,675)
SSR Mining, Inc. (2,409) (37,701)
TC Energy Corp. (7,954) (317,103)
Thomson Reuters Corp. (5,297) (604,265)
INVESTMENTS SHARES VALUE ($)
Canada - (7.0)% (continued)
WSP Global, Inc. (3,397) (394,117)
(11,290,409)
—
Chile - (0.2)%
Antofagasta plc (2) (15,128) (282,404)
China - (0.3)%
Prosus NV (2) (7,495) (517,481)
Denmark - (2.1)%
Ambu A/S, Class B (2) (7,603) (97,642)
Coloplast A/S, Class B (2) (3,177) (372,194)
Demant A/S (2) (1,987) (55,409)
DSV A/S (2) (3,314) (524,067)
Novo Nordisk A/S, Class B (2) (1,028) (139,618)
Novozymes A/S, Class B (2) (5,086) (258,032)
Orsted A/S (2)(b) (9,975) (901,796)
Tryg A/S (2) (15,767) (374,712)
Vestas Wind Systems A/S (2) (25,224) (735,801)
(3,459,271)
—
Faroe Islands - (0.0)% (h)
Bakkafrost P/F (2) (722) (45,072)
Finland - (0.9)%
Fortum OYJ (2) (15,063) (250,860)
Neste OYJ (2) (6,180) (285,003)
Nokian Renkaat OYJ (2) (16,672) (171,094)
Sampo OYJ, Class A (2) (2,626) (137,155)
UPM-Kymmene OYJ (2) (12,113) (453,285)
Valmet OYJ (2) (2,848) (76,881)
(1,374,278)
—
France - (5.6)%
Accor SA (2) (4,911) (122,518)
Aeroports de Paris (2) (197) (26,392)
Air Liquide SA (2) (3,628) (514,942)
Airbus SE (2) (7,972) (947,890)
BioMerieux (2) (1,559) (163,794)
Bollore SE (2) (38,814) (216,908)
Bureau Veritas SA (2) (3,873) (102,069)
Capgemini SE (2) (506) (84,591)
Cie Generale des Etablissements
Michelin SCA (2) (7,807) (217,482)
Dassault Systemes SE (2) (23,121) (831,424)
Edenred (2) (11,110) (604,666)
EssilorLuxottica SA (2) (2,025) (366,390)
Faurecia SE (2) (6,419) (97,154)
Gaztransport Et Technigaz SA (2) (379) (40,504)
Getlink SE (2) (7,360) (117,857)
Hermes International (2) (486) (752,256)
Kering SA (2) (253) (128,759)
Legrand SA (2) (3,116) (249,846)
L'Oreal SA (2) (1,438) (514,945)
LVMH Moet Hennessy Louis
Vuitton SE (2) (1,037) (754,618)
Remy Cointreau SA (2) (209) (35,240)
Safran SA (2) (2,830) (354,469)
Sartorius Stedim Biotech (2) (1,748) (568,044)
SEB SA (2) (1,681) (141,039)
SOITEC (2) (1,067) (175,134)
Teleperformance (2) (361) (86,303)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2022
INVESTMENTS SHARES VALUE ($)
France - (5.6)% (continued)
Thales SA (2) (1,417) (181,048)
Valeo (2) (7,408) (132,365)
Worldline SA (2)(b) (12,032) (471,203)
(8,999,850)
—
Germany - (4.7)%
adidas AG (2) (2,151) (291,517)
Beiersdorf AG (2) (1,273) (145,468)
Carl Zeiss Meditec AG (2) (2,008) (252,393)
Continental AG (2) (4,597) (274,048)
CTS Eventim AG & Co. KGaA (2) (3,639) (231,000)
Fraport AG Frankfurt Airport
Services Worldwide (2) (1,961) (79,416)
Infineon Technologies AG (2) (2,650) (80,539)
Merck KGaA (2) (4,171) (804,754)
MTU Aero Engines AG (2) (374) (80,461)
Nemetschek SE (2) (3,794) (193,973)
Puma SE (2) (3,277) (198,073)
Rational AG (2) (143) (84,917)
Rheinmetall AG (2) (192) (38,223)
RWE AG (2) (25,750) (1,138,350)
SAP SE (2) (9,026) (931,851)
Sartorius AG (Preference) (2) (1,953) (771,193)
Siemens Healthineers AG (2)(b) (11,179) (557,627)
Symrise AG (2) (4,840) (525,648)
TeamViewer AG (2)(b) (6,017) (77,183)
United Internet AG (Registered) (2) (2,660) (53,638)
VERBIO Vereinigte BioEnergie AG
(2) (904) (58,609)
Vonovia SE (2) (12,648) (297,942)
Zalando SE (2)(b) (10,548) (371,340)
(7,538,163)
—
Hong Kong - (0.4)%
Prudential plc (2) (47,379) (646,027)
Italy - (2.5)%
Amplifon SpA (2) (6,675) (199,314)
Davide Campari-Milano NV (2) (32,787) (332,864)
DiaSorin SpA (2) (880) (123,135)
ERG SpA (2) (1,008) (31,241)
Ferrari NV (2) (3,800) (814,866)
FinecoBank Banca Fineco SpA (2) (3,135) (52,060)
Infrastrutture Wireless Italiane SpA
(2)(b) (26,220) (264,513)
Interpump Group SpA (2) (3,299) (148,940)
Moncler SpA (2) (12,950) (688,123)
Nexi SpA (2)(b) (68,002) (536,804)
Recordati Industria Chimica e
Farmaceutica SpA (2) (6,601) (274,389)
Telecom Italia SpA (2) (412,715) (95,648)
Terna - Rete Elettrica Nazionale (2) (60,721) (448,437)
(4,010,334)
—
Japan - (22.3)%
Advantest Corp. (2) (4,600) (294,624)
Aeon Co. Ltd. (2) (22,300) (470,875)
ANA Holdings, Inc. (2) (14,200) (300,727)
Asahi Intecc Co. Ltd. (2) (13,400) (218,584)
Asics Corp. (2) (10,800) (237,394)
Azbil Corp. (2) (2,300) (57,747)
INVESTMENTS SHARES VALUE ($)
Japan - (22.3)% (continued)
Bandai Namco Holdings, Inc. (2) (3,600) (225,646)
BayCurrent Consulting, Inc. (2) (8,000) (249,040)
Bridgestone Corp. (2) (16,600) (587,757)
Calbee, Inc. (2) (7,800) (177,216)
Canon, Inc. (2) (13,900) (300,853)
Capcom Co. Ltd. (2) (5,000) (159,602)
Central Japan Railway Co. (2) (700) (85,946)
Chubu Electric Power Co., Inc. (2) (6,300) (65,145)
Chugai Pharmaceutical Co. Ltd. (2) (4,200) (107,128)
Cosmos Pharmaceutical Corp. (2) (2,600) (264,169)
Daifuku Co. Ltd. (2) (2,400) (111,874)
Daiichi Sankyo Co. Ltd. (2) (18,600) (598,672)
Daikin Industries Ltd. (2) (5,100) (773,740)
Denso Corp. (2) (12,900) (632,614)
East Japan Railway Co. (2) (8,700) (495,534)
Eisai Co. Ltd. (2) (7,000) (461,665)
FANUC Corp. (2) (4,700) (703,339)
Fast Retailing Co. Ltd. (2) (900) (547,680)
FUJIFILM Holdings Corp. (2) (4,100) (205,006)
GMO Payment Gateway, Inc. (2) (2,800) (231,557)
Harmonic Drive Systems, Inc. (2) (10,700) (299,915)
Hikari Tsushin, Inc. (2) (1,200) (168,905)
Hoshizaki Corp. (2) (4,800) (168,778)
Hoya Corp. (2) (4,200) (402,270)
Hulic Co. Ltd. (2) (18,400) (144,487)
Itochu Techno-Solutions Corp. (2) (2,800) (64,948)
Japan Airlines Co. Ltd. (2) (16,800) (342,177)
Japan Airport Terminal Co. Ltd. (2) (9,900) (488,241)
Japan Post Bank Co. Ltd. (2) (29,400) (252,045)
JSR Corp. (2) (27,900) (546,317)
Kadokawa Corp. (2) (13,900) (253,929)
Kakaku.com, Inc. (2) (7,000) (112,320)
Kansai Electric Power Co., Inc.
(The) (2) (19,000) (184,506)
Kansai Paint Co. Ltd. (2) (12,000) (146,867)
Kao Corp. (2) (2,700) (107,191)
KDDI Corp. (2) (6,300) (191,059)
Keio Corp. (2) (7,700) (282,049)
Keisei Electric Railway Co. Ltd. (2) (10,500) (298,318)
Keyence Corp. (2) (500) (194,122)
Kikkoman Corp. (2) (5,700) (300,029)
Kintetsu Group Holdings Co. Ltd.
(2) (9,500) (313,655)
Kirin Holdings Co. Ltd. (2) (13,700) (208,808)
Kobayashi Pharmaceutical Co.
Ltd. (2) (800) (54,834)
Kobe Bussan Co. Ltd. (2) (20,600) (593,717)
Koei Tecmo Holdings Co. Ltd. (2) (6,400) (115,754)
Kose Corp. (2) (2,500) (271,633)
Kubota Corp. (2) (28,600) (390,717)
Kurita Water Industries Ltd. (2) (4,100) (169,349)
Kyowa Kirin Co. Ltd. (2) (5,000) (114,520)
Kyushu Railway Co. (2) (5,500) (121,790)
Lasertec Corp. (2) (2,500) (408,177)
M3, Inc. (2) (21,700) (589,444)
Makita Corp. (2) (2,200) (51,249)
Marui Group Co. Ltd. (2) (15,800) (260,788)
MatsukiyoCocokara & Co. (2) (2,300) (115,607)
McDonald's Holdings Co. Japan
Ltd. (2) (4,900) (186,231)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2022
INVESTMENTS SHARES VALUE ($)
Japan - (22.3)% (continued)
Mercari, Inc. (2) (6,400) (130,170)
Mitsubishi Estate Co. Ltd. (2) (27,000) (349,747)
Mitsubishi UFJ Financial Group,
Inc. (2) (56,800) (381,322)
Mitsui Fudosan Co. Ltd. (2) (9,900) (180,942)
Mitsui OSK Lines Ltd. (2) (6,400) (159,922)
Miura Co. Ltd. (2) (1,800) (41,279)
MonotaRO Co. Ltd. (2) (23,800) (335,244)
Nabtesco Corp. (2) (1,900) (48,192)
Nagoya Railroad Co. Ltd. (2) (7,700) (126,929)
Nexon Co. Ltd. (2) (4,900) (110,008)
Nidec Corp. (2) (19,100) (982,871)
Nihon M&A Center Holdings, Inc.
(2) (8,700) (107,051)
Nintendo Co. Ltd. (2) (7,000) (294,326)
Nippon Paint Holdings Co. Ltd. (2) (49,000) (384,851)
Nippon Sanso Holdings Corp. (2) (6,800) (98,501)
Nippon Shinyaku Co. Ltd. (2) (1,500) (85,125)
Nissan Chemical Corp. (2) (700) (30,525)
Nissan Motor Co. Ltd. (2) (90,100) (281,961)
Nisshin Seifun Group, Inc. (2) (6,700) (84,206)
Nitori Holdings Co. Ltd. (2) (1,800) (235,193)
Nomura Research Institute Ltd. (2) (16,800) (399,402)
Obic Co. Ltd. (2) (1,800) (264,256)
Odakyu Electric Railway Co. Ltd.
(2) (23,700) (306,925)
Olympus Corp. (2) (12,800) (225,761)
Omron Corp. (2) (2,600) (125,652)
Ono Pharmaceutical Co. Ltd. (2) (5,900) (137,904)
Oriental Land Co. Ltd. (2) (5,200) (756,727)
Pan Pacific International Holdings
Corp. (2) (8,700) (161,595)
Rakuten Group, Inc. (2) (103,600) (466,933)
Recruit Holdings Co. Ltd. (2) (5,700) (178,421)
Renesas Electronics Corp. (2) (2,900) (25,631)
Resonac Holdings Corp. (2) (10,800) (164,245)
Rinnai Corp. (2) (400) (29,766)
Seibu Holdings, Inc. (2) (2,900) (31,618)
Sekisui House Ltd. (2) (32,800) (581,513)
Seven & i Holdings Co. Ltd. (2) (12,300) (527,133)
SG Holdings Co. Ltd. (2) (24,800) (343,869)
Sharp Corp. (2) (12,300) (88,352)
Shimadzu Corp. (2) (1,400) (39,634)
Shimano, Inc. (2) (600) (94,811)
Shionogi & Co. Ltd. (2) (2,500) (124,733)
Shiseido Co. Ltd. (2) (6,000) (294,082)
SoftBank Corp. (2) (53,500) (605,282)
SoftBank Group Corp. (2) (9,800) (414,471)
Sony Group Corp. (2) (11,000) (838,439)
Suzuki Motor Corp. (2) (4,300) (137,718)
Sysmex Corp. (2) (3,100) (187,149)
T&D Holdings, Inc. (2) (8,600) (123,107)
Takeda Pharmaceutical Co. Ltd. (2) (5,800) (181,231)
Terumo Corp. (2) (8,900) (252,320)
TIS, Inc. (2) (1,000) (26,282)
Tobu Railway Co. Ltd. (2) (11,100) (258,907)
Toho Co. Ltd. (2) (1,700) (65,528)
Tohoku Electric Power Co., Inc. (2) (9,300) (48,714)
Tokyo Century Corp. (2) (1,100) (37,078)
Tokyo Electron Ltd. (2) (1,300) (381,977)
INVESTMENTS SHARES VALUE ($)
Japan - (22.3)% (continued)
Tokyu Corp. (2) (16,400) (206,541)
Toshiba Corp. (2) (9,800) (340,543)
TOTO Ltd. (2) (3,200) (108,542)
Toyo Suisan Kaisha Ltd. (2) (1,900) (73,199)
Toyota Motor Corp. (2) (80,300) (1,095,497)
Trend Micro, Inc. (2) (800) (37,414)
Unicharm Corp. (2) (15,200) (581,951)
USS Co. Ltd. (2) (24,500) (388,743)
Welcia Holdings Co. Ltd. (2) (14,400) (335,668)
West Japan Railway Co. (2) (13,400) (581,819)
Yakult Honsha Co. Ltd. (2) (4,800) (312,468)
Yamaha Corp. (2) (8,600) (319,127)
Yamato Holdings Co. Ltd. (2) (6,600) (104,585)
Yaskawa Electric Corp. (2) (14,100) (449,866)
Z Holdings Corp. (2) (79,700) (199,052)
Zensho Holdings Co. Ltd. (2) (1,100) (27,628)
(36,017,054)
—
Netherlands - (2.6)%
Adyen NV (2)(b) (320) (444,240)
Akzo Nobel NV (2) (7,556) (507,027)
Argenx SE (2) (1,852) (695,252)
ASM International NV (2) (568) (144,121)
ASML Holding NV (2) (363) (197,927)
EXOR NV (2) (582) (42,611)
IMCD NV (2) (1,358) (194,250)
Koninklijke DSM NV (2) (6,020) (739,224)
Koninklijke KPN NV (2) (124,765) (386,180)
Universal Music Group NV (2) (18,654) (451,104)
Wolters Kluwer NV (2) (4,493) (470,126)
(4,272,062)
—
New Zealand - (0.1)%
Xero Ltd. (2) (2,226) (106,144)
Norway - (0.8)%
DNB Bank ASA (2) (19,895) (392,928)
Gjensidige Forsikring ASA (2) (8,521) (167,131)
Kongsberg Gruppen ASA (2) (5,581) (237,548)
Mowi ASA (2) (8,628) (147,024)
Schibsted ASA, Class A (2) (4,116) (78,055)
Telenor ASA (2) (25,849) (241,507)
TOMRA Systems ASA (2) (2,665) (44,949)
(1,309,142)
—
Singapore - (1.6)%
City Developments Ltd. (2) (7,800) (47,949)
DBS Group Holdings Ltd. (2) (12,900) (326,520)
Grab Holdings Ltd., Class A (97,949) (315,396)
Keppel Corp. Ltd. (2) (43,300) (234,824)
Sea Ltd., ADR (6,471) (336,686)
Singapore Technologies
Engineering Ltd. (2) (121,900) (305,032)
Singapore Telecommunications
Ltd. (2) (502,700) (963,823)
(2,530,230)
—
South Korea - (0.4)%
Delivery Hero SE (2)(b) (13,770) (660,819)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2022
INVESTMENTS SHARES VALUE ($)
Spain - (2.2)%
ACS Actividades de Construccion y
Servicios SA (2) (2,560) (73,251)
Aena SME SA (2)(b) (370) (46,383)
Amadeus IT Group SA (2) (14,396) (746,832)
Bankinter SA (2) (12,332) (82,619)
CaixaBank SA (2) (62,887) (246,567)
Cellnex Telecom SA (2)(b) (19,493) (646,607)
Ferrovial SA (2) (33,578) (879,163)
Fluidra SA (2) (13,059) (203,055)
Grifols SA (2) (20,611) (238,024)
Industria de Diseno Textil SA (2) (4,459) (118,436)
Naturgy Energy Group SA (2) (13,414) (348,617)
(3,629,554)
—
Sweden - (2.6)%
Alfa Laval AB (2) (5,617) (162,485)
Assa Abloy AB, Class B (2) (8,829) (189,905)
Atlas Copco AB, Class A (2) (18,160) (215,167)
Beijer Ref AB (2) (7,269) (102,642)
Epiroc AB, Class A (2) (27,256) (496,308)
EQT AB (2) (33,524) (712,227)
Evolution AB (2)(b) (628) (61,170)
Hexagon AB, Class B (2) (45,874) (480,993)
Hexpol AB (2) (3,134) (33,440)
Holmen AB, Class B (2) (4,572) (181,714)
Indutrade AB (2) (5,275) (106,974)
Lifco AB, Class B (2) (12,152) (203,404)
Nibe Industrier AB, Class B (2) (34,002) (317,367)
Saab AB, Class B (2) (3,139) (123,700)
Sagax AB, Class B (2) (3,278) (74,477)
Svenska Cellulosa AB SCA, Class
B (2) (31,578) (399,925)
Svenska Handelsbanken AB, Class
A (2) (14,060) (141,556)
Tele2 AB, Class B (2) (15,293) (124,758)
(4,128,212)
—
Switzerland - (3.2)%
Bachem Holding AG, Class B (2) (1,669) (144,820)
Banque Cantonale Vaudoise
(Registered) (2) (2,093) (200,670)
Belimo Holding AG (Registered) (2) (231) (110,205)
Chocoladefabriken Lindt &
Spruengli AG (2) (9) (91,710)
Clariant AG (Registered) (2) (10,398) (165,135)
Dufry AG (Registered) (2) (4,581) (190,865)
EMS-Chemie Holding AG
(Registered) (2) (202) (136,815)
Galenica AG (2)(b) (651) (53,115)
Givaudan SA (Registered) (2) (218) (667,715)
Idorsia Ltd. (2) (1,694) (24,561)
Logitech International SA
(Registered) (2) (3,196) (198,182)
Lonza Group AG (Registered) (2) (326) (160,025)
Partners Group Holding AG (2) (246) (217,829)
PSP Swiss Property AG
(Registered) (2) (2,100) (246,691)
SIG Group AG (2) (32,711) (714,775)
Sika AG (Registered) (2) (2,042) (490,903)
INVESTMENTS SHARES VALUE ($)
Switzerland - (3.2)% (continued)
Sonova Holding AG (Registered)
(2) (510) (121,124)
Straumann Holding AG
(Registered) (2) (3,450) (395,616)
Swiss Prime Site AG (Registered)
(2) (2,380) (206,281)
TE Connectivity Ltd. (1,035) (118,818)
Tecan Group AG (Registered) (2) (55) (24,620)
Temenos AG (Registered) (2) (2,551) (140,339)
VAT Group AG (2)(b) (581) (159,495)
Zurich Insurance Group AG (2) (491) (234,736)
(5,215,045)
—
United Kingdom - (4.8)%
Admiral Group plc (2) (10,818) (277,708)
Ashtead Group plc (2) (7,663) (435,295)
AstraZeneca plc (2) (5,896) (797,842)
AVEVA Group plc (2) (6,784) (262,589)
Beazley plc (2) (7,203) (58,909)
Bellway plc (2) (1,061) (24,263)
Berkeley Group Holdings plc (2) (2,061) (93,960)
boohoo Group plc (2) (112,247) (47,849)
British American Tobacco plc (2) (4,995) (197,593)
CNH Industrial NV (2) (17,307) (277,639)
Compass Group plc (2) (3,049) (70,408)
ConvaTec Group plc (2)(b) (61,857) (173,241)
Croda International plc (2) (7,189) (572,090)
Dechra Pharmaceuticals plc (2) (2,441) (76,940)
Diageo plc (2) (3,140) (137,444)
easyJet plc (2) (12,721) (49,900)
Experian plc (2) (2,319) (78,541)
Frasers Group plc (2) (2,878) (24,674)
Halma plc (2) (11,104) (264,441)
Hargreaves Lansdown plc (2) (9,060) (93,300)
Hiscox Ltd. (2) (15,048) (198,399)
Informa plc (2) (9,966) (74,344)
Legal & General Group plc (2) (10,769) (32,287)
Linde plc (80) (26,094)
M&G plc (2) (40,652) (91,925)
National Grid plc (2) (24,389) (292,165)
Ocado Group plc (2) (12,643) (93,849)
Pearson plc (2) (7,205) (81,358)
Reckitt Benckiser Group plc (2) (10,065) (697,668)
RELX plc (2) (2,617) (72,355)
Rolls-Royce Holdings plc (2) (464,551) (518,892)
Sage Group plc (The) (2) (5,698) (51,309)
Spectris plc (2) (4,325) (156,680)
Spirax-Sarco Engineering plc (2) (1,943) (248,181)
St James's Place plc (2) (14,348) (189,011)
Tate & Lyle plc (2) (4,590) (39,324)
United Utilities Group plc (2) (13,779) (164,636)
Weir Group plc (The) (2) (2,130) (42,844)
WH Smith plc (2) (2,620) (46,598)
WPP plc (2) (60,063) (593,421)
(7,725,966)
—
United States - (76.4)%
10X Genomics, Inc., Class A (15,026) (547,547)
Acadia Healthcare Co., Inc. (4,151) (341,710)
Advance Auto Parts, Inc. (285) (41,904)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2022
INVESTMENTS SHARES VALUE ($)
United States - (76.4)% (continued)
Advanced Drainage Systems, Inc. (2,146) (175,908)
Advanced Micro Devices, Inc. (2,899) (187,768)
Affirm Holdings, Inc. (9,740) (94,186)
Aflac, Inc. (1,993) (143,376)
agilon health, Inc. (16,633) (268,457)
Air Products and Chemicals, Inc. (422) (130,086)
Airbnb, Inc., Class A (2,984) (255,132)
Albemarle Corp. (995) (215,776)
Alcoa Corp. (11,207) (509,582)
Allegion plc (1,857) (195,468)
Alliant Energy Corp. (7,039) (388,623)
Alnylam Pharmaceuticals, Inc. (1,157) (274,961)
Alteryx, Inc., Class A (6,929) (351,092)
Amazon.com, Inc. (8,085) (679,140)
Amcor plc (27,886) (332,122)
Amedisys, Inc. (1,300) (108,602)
American Airlines Group, Inc. (35,978) (457,640)
American Express Co. (4,174) (616,709)
American Financial Group, Inc. (1,053) (144,556)
American Water Works Co., Inc. (4,337) (661,046)
Amphenol Corp., Class A (1,707) (129,971)
Aon plc, Class A (2,228) (668,712)
Apple, Inc. (1,461) (189,828)
AptarGroup, Inc. (1,158) (127,357)
Aptiv plc (3,494) (325,396)
Armstrong World Industries, Inc. (2,078) (142,530)
Arrowhead Pharmaceuticals, Inc. (8,815) (357,536)
Arthur J Gallagher & Co. (1,824) (343,897)
Ashland, Inc. (2,968) (319,149)
Assurant, Inc. (831) (103,925)
Atmos Energy Corp. (1,337) (149,838)
Automatic Data Processing, Inc. (1,171) (279,705)
AutoZone, Inc. (158) (389,656)
Avery Dennison Corp. (2,281) (412,861)
Axalta Coating Systems Ltd. (4,098) (104,376)
Axon Enterprise, Inc. (560) (92,921)
AZEK Co., Inc. (The) (14,358) (291,755)
Azenta, Inc. (5,055) (294,302)
Baker Hughes Co. (6,444) (190,291)
Ball Corp. (10,424) (533,083)
Bank of Hawaii Corp. (2,361) (183,119)
Bank OZK (606) (24,276)
Bausch Health Cos., Inc. (3,206) (20,126)
Baxter International, Inc. (5,266) (268,408)
Becton Dickinson and Co. (959) (243,874)
BellRing Brands, Inc. (3,938) (100,970)
Bentley Systems, Inc., Class B (700) (25,872)
Bill.com Holdings, Inc. (3,212) (349,980)
BioMarin Pharmaceutical, Inc. (1,590) (164,549)
BJ's Wholesale Club Holdings, Inc. (4,537) (300,168)
BlackRock, Inc. (927) (656,900)
Block, Inc., Class A (3,430) (215,541)
Boeing Co. (The) (5,431) (1,034,550)
BOK Financial Corp. (882) (91,543)
Boston Scientific Corp. (6,547) (302,930)
Bright Horizons Family Solutions,
Inc. (2,168) (136,801)
Brink's Co. (The) (1,739) (93,402)
Broadridge Financial Solutions, Inc. (1,396) (187,245)
Brookfield Renewable Corp. (1,579) (43,463)
INVESTMENTS SHARES VALUE ($)
United States - (76.4)% (continued)
Brown & Brown, Inc. (4,899) (279,096)
BRP, Inc. (475) (36,214)
Burlington Stores, Inc. (873) (177,009)
Cable One, Inc. (401) (285,456)
Cabot Corp. (1,713) (114,497)
Cadence Bank (3,394) (83,696)
Caesars Entertainment, Inc. (3,381) (140,650)
Carlisle Cos., Inc. (906) (213,499)
CarMax, Inc. (3,022) (184,010)
Carnival Corp. (35,606) (286,984)
Carvana Co. (6,245) (29,601)
Catalent, Inc. (2,989) (134,535)
Cboe Global Markets, Inc. (3,259) (408,907)
CBRE Group, Inc., Class A (1,129) (86,888)
CDW Corp. (1,189) (212,332)
Celsius Holdings, Inc. (1,120) (116,525)
Ceridian HCM Holding, Inc. (4,807) (308,369)
Certara, Inc. (1,901) (30,549)
CH Robinson Worldwide, Inc. (4,543) (415,957)
ChargePoint Holdings, Inc. (8,463) (80,652)
Charles Schwab Corp. (The) (9,133) (760,413)
Chart Industries, Inc. (1,154) (132,975)
Charter Communications, Inc.,
Class A (830) (281,453)
Chemed Corp. (190) (96,982)
Cheniere Energy, Inc. (3,274) (490,969)
Chewy, Inc., Class A (4,056) (150,396)
Chipotle Mexican Grill, Inc. (161) (223,386)
Chubb Ltd. (948) (209,129)
Church & Dwight Co., Inc. (1,228) (98,989)
Cincinnati Financial Corp. (3,415) (349,662)
Clarivate plc (20,213) (168,576)
Cloudflare, Inc., Class A (4,121) (186,310)
CME Group, Inc. (4,277) (719,220)
CMS Energy Corp. (3,464) (219,375)
CNX Resources Corp. (35,898) (604,522)
Cognex Corp. (2,093) (98,601)
Coherent Corp. (6,289) (220,744)
Comerica, Inc. (1,274) (85,167)
Commerce Bancshares, Inc. (7,909) (538,338)
Confluent, Inc., Class A (11,381) (253,113)
Constellation Brands, Inc., Class A (1,306) (302,666)
Constellation Energy Corp. (890) (76,727)
Core & Main, Inc., Class A (4,602) (88,865)
Corteva, Inc. (9,773) (574,457)
CoStar Group, Inc. (3,943) (304,715)
Costco Wholesale Corp. (1,464) (668,316)
Coty, Inc., Class A (5,700) (48,792)
Coupa Software, Inc. (2,535) (200,696)
Credit Acceptance Corp. (132) (62,621)
Crocs, Inc. (1,281) (138,899)
Crowdstrike Holdings, Inc., Class A (1,894) (199,419)
Crown Holdings, Inc. (5,610) (461,198)
CSL Ltd. (2) (3,605) (702,954)
CSX Corp. (8,159) (252,766)
Cullen/Frost Bankers, Inc. (3,925) (524,773)
Danaher Corp. (1,806) (479,349)
Datadog, Inc., Class A (1,919) (141,047)
DaVita, Inc. (994) (74,222)
Deckers Outdoor Corp. (459) (183,214)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2022
INVESTMENTS SHARES VALUE ($)
United States - (76.4)% (continued)
Deere & Co. (1,414) (606,267)
Definitive Healthcare Corp. (7,886) (86,667)
Delta Air Lines, Inc. (7,698) (252,956)
Devon Energy Corp. (2,220) (136,552)
Dexcom, Inc. (3,242) (367,124)
Dollar General Corp. (2,985) (735,056)
Dollar Tree, Inc. (3,192) (451,476)
Dominion Energy, Inc. (10,742) (658,699)
Domino's Pizza, Inc. (68) (23,555)
DoorDash, Inc., Class A (3,599) (175,703)
DoubleVerify Holdings, Inc. (2,407) (52,858)
DR Horton, Inc. (5,190) (462,637)
DraftKings, Inc., Class A (35,703) (406,657)
Driven Brands Holdings, Inc. (1,998) (54,565)
DT Midstream, Inc. (3,313) (183,076)
Duke Energy Corp. (3,785) (389,817)
Dun & Bradstreet Holdings, Inc. (17,793) (218,142)
Dynatrace, Inc. (3,250) (124,475)
East West Bancorp, Inc. (2,336) (153,942)
Eaton Corp. plc (1,319) (207,017)
Ecolab, Inc. (3,035) (441,775)
Edison International (7,703) (490,065)
Edwards Lifesciences Corp. (664) (49,541)
Elanco Animal Health, Inc. (3,144) (38,420)
Elastic NV (4,069) (209,554)
Element Solutions, Inc. (4,315) (78,490)
Eli Lilly & Co. (2,016) (737,533)
Emerson Electric Co. (4,513) (433,519)
Energizer Holdings, Inc. (803) (26,941)
Enphase Energy, Inc. (1,278) (338,619)
Entegris, Inc. (3,802) (249,373)
Entergy Corp. (248) (27,900)
Envestnet, Inc. (4,035) (248,960)
EOG Resources, Inc. (644) (83,411)
EQT Corp. (1,250) (42,288)
Equifax, Inc. (2,391) (464,715)
Equitrans Midstream Corp. (18,394) (123,240)
Erie Indemnity Co., Class A (545) (135,552)
Essent Group Ltd. (6,844) (266,095)
Essential Utilities, Inc. (2,876) (137,271)
Estee Lauder Cos., Inc. (The),
Class A (722) (179,135)
Etsy, Inc. (887) (106,245)
Eversource Energy (3,672) (307,860)
Exact Sciences Corp. (3,875) (191,851)
ExlService Holdings, Inc. (308) (52,184)
FactSet Research Systems, Inc. (701) (281,248)
Fastenal Co. (13,260) (627,463)
Fifth Third Bancorp (9,046) (296,799)
First Citizens BancShares, Inc.,
Class A (493) (373,871)
First Financial Bankshares, Inc. (12,322) (423,877)
First Hawaiian, Inc. (6,910) (179,936)
First Republic Bank (4,212) (513,401)
First Solar, Inc. (2,934) (439,484)
FirstEnergy Corp. (4,240) (177,826)
Five Below, Inc. (1,835) (324,556)
Five9, Inc. (4,367) (296,345)
Floor & Decor Holdings, Inc., Class
A (3,340) (232,564)
INVESTMENTS SHARES VALUE ($)
United States - (76.4)% (continued)
Fluor Corp. (2,079) (72,058)
FMC Corp. (1,326) (165,485)
Ford Motor Co. (11,982) (139,351)
Fortive Corp. (1,714) (110,125)
Fox Corp., Class A (1,725) (52,388)
Fox Factory Holding Corp. (2,894) (264,020)
Freeport-McMoRan, Inc. (9,428) (358,264)
Freshpet, Inc. (8,202) (432,820)
Frontier Communications Parent,
Inc. (9,987) (254,469)
FTI Consulting, Inc. (1,265) (200,882)
Garmin Ltd. (3,776) (348,487)
GATX Corp. (1,532) (162,913)
General Electric Co. (4,227) (354,180)
General Mills, Inc. (1,750) (146,738)
Gentex Corp. (10,964) (298,988)
Glacier Bancorp, Inc. (10,506) (519,207)
Globe Life, Inc. (3,643) (439,164)
Graphic Packaging Holding Co. (1,453) (32,329)
Grocery Outlet Holding Corp. (10,538) (307,604)
Guardant Health, Inc. (5,488) (149,274)
Guidewire Software, Inc. (5,309) (332,131)
GXO Logistics, Inc. (4,511) (192,575)
Hanesbrands, Inc. (12,554) (79,843)
Harley-Davidson, Inc. (3,303) (137,405)
Hayward Holdings, Inc. (6,808) (63,995)
HealthEquity, Inc. (7,968) (491,148)
Helen of Troy Ltd. (2,897) (321,306)
Hershey Co. (The) (1,804) (417,752)
Hess Corp. (6,329) (897,578)
Hilton Worldwide Holdings, Inc. (1,707) (215,697)
Home BancShares, Inc. (13,917) (317,168)
Home Depot, Inc. (The) (578) (182,567)
Honeywell International, Inc. (1,283) (274,947)
Hormel Foods Corp. (6,853) (312,154)
Howard Hughes Corp. (The) (2,042) (156,050)
Huntington Bancshares, Inc. (9,279) (130,834)
Hyatt Hotels Corp., Class A (786) (71,094)
IAC, Inc. (4,172) (185,237)
ICU Medical, Inc. (1,389) (218,740)
IDEX Corp. (397) (90,647)
IDEXX Laboratories, Inc. (119) (48,547)
Illinois Tool Works, Inc. (417) (91,865)
Illumina, Inc. (2,385) (482,247)
Inari Medical, Inc. (1,503) (95,531)
Ingersoll Rand, Inc. (2,197) (114,793)
Insulet Corp. (1,317) (387,712)
Intercontinental Exchange, Inc. (3,660) (375,479)
International Bancshares Corp. (790) (36,150)
International Flavors & Fragrances,
Inc. (3,489) (365,787)
Intuitive Surgical, Inc. (1,105) (293,212)
Ionis Pharmaceuticals, Inc. (6,270) (236,818)
Iridium Communications, Inc. (6,973) (358,412)
J M Smucker Co. (The) (1,073) (170,028)
Jacobs Solutions, Inc. (1,058) (127,034)
James Hardie Industries plc,
CHESS (2) (35,894) (646,031)
Jamf Holding Corp. (3,606) (76,808)
KBR, Inc. (2,899) (153,067)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2022
INVESTMENTS SHARES VALUE ($)
United States - (76.4)% (continued)
Kellogg Co. (4,269) (304,124)
Kemper Corp. (2,828) (139,138)
Keurig Dr Pepper, Inc. (4,609) (164,357)
Keysight Technologies, Inc. (997) (170,557)
Kinder Morgan, Inc. (23,216) (419,745)
Kinsale Capital Group, Inc. (836) (218,631)
Kirby Corp. (1,713) (110,232)
Kohl's Corp. (6,523) (164,706)
Kraft Heinz Co. (The) (610) (24,833)
Lamb Weston Holdings, Inc. (2,114) (188,907)
Lancaster Colony Corp. (122) (24,071)
Las Vegas Sands Corp. (9,957) (478,633)
Lear Corp. (1,123) (139,274)
Leggett & Platt, Inc. (6,065) (195,475)
Lennox International, Inc. (917) (219,374)
Leslie's, Inc. (11,040) (134,798)
Liberty Broadband Corp., Class C (4,754) (362,588)
LivaNova plc (466) (25,882)
Live Nation Entertainment, Inc. (1,291) (90,034)
LPL Financial Holdings, Inc. (609) (131,648)
Lululemon Athletica, Inc. (1,462) (468,396)
Lyft, Inc., Class A (34,845) (383,992)
M&T Bank Corp. (1,740) (252,404)
MACOM Technology Solutions
Holdings, Inc. (2,085) (131,313)
Madison Square Garden Sports
Corp., Class A (2,357) (432,109)
Markel Corp. (372) (490,106)
MarketAxess Holdings, Inc. (1,398) (389,888)
Marsh & McLennan Cos., Inc. (3,795) (627,997)
Martin Marietta Materials, Inc. (991) (334,928)
Marvell Technology, Inc. (3,005) (111,305)
Masimo Corp. (1,949) (288,355)
Match Group, Inc. (6,612) (274,332)
McCormick & Co., Inc. (Non-Voting) (4,132) (342,501)
McDonald's Corp. (1,326) (349,441)
MDU Resources Group, Inc. (6,523) (197,908)
Mercury General Corp. (4,141) (141,622)
Mercury Systems, Inc. (2,776) (124,198)
MGIC Investment Corp. (6,899) (89,687)
Middleby Corp. (The) (1,027) (137,515)
Mirati Therapeutics, Inc. (5,056) (229,087)
Mondelez International, Inc., Class
A (1,040) (69,316)
MongoDB, Inc. (1,164) (229,122)
Monolithic Power Systems, Inc. (457) (161,600)
Monster Beverage Corp. (2,009) (203,974)
Moody's Corp. (1,147) (319,577)
Morgan Stanley (4,605) (391,517)
Morningstar, Inc. (194) (42,018)
Motorola Solutions, Inc. (1,590) (409,759)
MP Materials Corp. (14,133) (343,149)
MSA Safety, Inc. (1,009) (145,488)
MSCI, Inc. (980) (455,867)
Nasdaq, Inc. (5,622) (344,910)
Natera, Inc. (8,250) (331,403)
National Instruments Corp. (4,471) (164,980)
nCino, Inc. (3,297) (87,173)
Neogen Corp. (6,896) (105,026)
Nestle SA (Registered) (2) (10,736) (1,240,108)
INVESTMENTS SHARES VALUE ($)
United States - (76.4)% (continued)
NetApp, Inc. (2,725) (163,664)
Netflix, Inc. (1,431) (421,973)
Neurocrine Biosciences, Inc. (1,095) (130,787)
New Fortress Energy, Inc. (3,664) (155,427)
New Jersey Resources Corp. (500) (24,810)
New Relic, Inc. (1,415) (79,877)
New York Times Co. (The), Class A (4,671) (151,621)
Newell Brands, Inc. (30,447) (398,247)
NewMarket Corp. (402) (125,066)
Newmont Corp. (15,108) (713,098)
News Corp., Class A (3,694) (67,231)
NextEra Energy, Inc. (13,418) (1,121,744)
NIKE, Inc., Class B (6,362) (744,417)
Norfolk Southern Corp. (741) (182,597)
Northern Trust Corp. (1,136) (100,525)
Northrop Grumman Corp. (1,074) (585,985)
Norwegian Cruise Line Holdings
Ltd. (24,498) (299,856)
NOV, Inc. (16,048) (335,243)
Novanta, Inc. (932) (126,631)
Novocure Ltd. (3,914) (287,092)
Nutanix, Inc., Class A (5,370) (139,889)
NVIDIA Corp. (2,352) (343,721)
NVR, Inc. (57) (262,917)
Oak Street Health, Inc. (11,234) (241,643)
Okta, Inc. (4,005) (273,662)
Olaplex Holdings, Inc. (13,577) (70,736)
Old Dominion Freight Line, Inc. (480) (136,214)
Old National Bancorp (11,371) (204,451)
Ollie's Bargain Outlet Holdings, Inc. (10,752) (503,624)
ONEOK, Inc. (2,468) (162,148)
Option Care Health, Inc. (2,700) (81,243)
Oracle Corp. (4,294) (350,992)
O'Reilly Automotive, Inc. (240) (202,567)
Otis Worldwide Corp. (651) (50,980)
PacWest Bancorp (5,061) (116,150)
Palantir Technologies, Inc., Class A (24,764) (158,985)
Palo Alto Networks, Inc. (1,310) (182,797)
Papa John's International, Inc. (897) (73,832)
Paramount Global, Class B (3,821) (64,498)
Parker-Hannifin Corp. (751) (218,541)
Paycom Software, Inc. (106) (32,893)
Paycor HCM, Inc. (903) (22,096)
Paylocity Holding Corp. (389) (75,567)
PayPal Holdings, Inc. (3,654) (260,238)
Pegasystems, Inc. (800) (27,392)
Peloton Interactive, Inc., Class A (29,536) (234,516)
Penumbra, Inc. (2,370) (527,230)
Perrigo Co. plc (5,070) (172,836)
PG&E Corp. (3,566) (57,983)
Pinnacle Financial Partners, Inc. (2,113) (155,094)
Pinterest, Inc., Class A (13,562) (329,285)
Planet Fitness, Inc., Class A (4,309) (339,549)
Plug Power, Inc. (19,462) (240,745)
PNC Financial Services Group, Inc.
(The) (2,991) (472,399)
Pool Corp. (390) (117,909)
PPG Industries, Inc. (1,198) (150,637)
PPL Corp. (910) (26,590)
Primerica, Inc. (2,276) (322,782)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2022
INVESTMENTS SHARES VALUE ($)
United States - (76.4)% (continued)
Procore Technologies, Inc. (2,011) (94,879)
Progressive Corp. (The) (6,158) (798,753)
Prosperity Bancshares, Inc. (2,398) (174,287)
Prudential Financial, Inc. (3,129) (311,210)
Public Service Enterprise Group,
Inc. (5,574) (341,519)
Pure Storage, Inc., Class A (1,172) (31,363)
QUALCOMM, Inc. (1,188) (130,609)
Quanta Services, Inc. (2,106) (300,105)
QuantumScape Corp. (13,165) (74,646)
R1 RCM, Inc. (21,070) (230,717)
Range Resources Corp. (6,267) (156,800)
Regions Financial Corp. (10,081) (217,346)
RenaissanceRe Holdings Ltd. (1,112) (204,864)
Repligen Corp. (2,046) (346,408)
Republic Services, Inc. (3,726) (480,617)
ResMed, Inc. (1,499) (311,987)
RH (508) (135,733)
RLI Corp. (1,941) (254,795)
ROBLOX Corp., Class A (6,251) (177,903)
Rockwell Automation, Inc. (774) (199,359)
Roku, Inc. (3,602) (146,601)
Ross Stores, Inc. (1,699) (197,203)
Royal Caribbean Cruises Ltd. (4,470) (220,952)
Royal Gold, Inc. (4,877) (549,735)
Royalty Pharma plc, Class A (4,652) (183,847)
RPM International, Inc. (2,007) (195,582)
Ryan Specialty Holdings, Inc.,
Class A (4,153) (172,391)
S&P Global, Inc. (900) (301,446)
Sabre Corp. (33,712) (208,340)
Schlumberger Ltd. (11,030) (589,664)
Schneider Electric SE (2) (4,615) (648,106)
Scotts Miracle-Gro Co. (The) (6,289) (305,583)
Seagen, Inc. (3,885) (499,261)
Sealed Air Corp. (2,337) (116,570)
Selective Insurance Group, Inc. (2,697) (238,981)
Sempra Energy (1,669) (257,927)
Sensient Technologies Corp. (1,343) (97,932)
SentinelOne, Inc., Class A (10,147) (148,045)
ServiceNow, Inc. (128) (49,699)
Sherwin-Williams Co. (The) (1,756) (416,751)
Shift4 Payments, Inc., Class A (1,158) (64,767)
Shockwave Medical, Inc. (509) (104,655)
Silicon Laboratories, Inc. (991) (134,449)
Simpson Manufacturing Co., Inc. (1,543) (136,802)
SiteOne Landscape Supply, Inc. (1,290) (151,343)
Smartsheet, Inc., Class A (1,183) (46,563)
Snap, Inc., Class A (61,776) (552,895)
Snowflake, Inc., Class A (1,518) (217,894)
SoFi Technologies, Inc. (59,700) (275,217)
SolarEdge Technologies, Inc. (1,182) (334,825)
Sonoco Products Co. (4,847) (294,261)
Southern Co. (The) (7,433) (530,791)
Southwest Gas Holdings, Inc. (5,984) (370,290)
Spire, Inc. (1,994) (137,307)
Splunk, Inc. (645) (55,528)
STAAR Surgical Co. (1,156) (56,112)
Stanley Black & Decker, Inc. (1,722) (129,357)
Starbucks Corp. (1,072) (106,342)
INVESTMENTS SHARES VALUE ($)
United States - (76.4)% (continued)
Stericycle, Inc. (2,766) (137,996)
Stryker Corp. (1,429) (349,376)
SunPower Corp. (6,020) (108,541)
Sunrun, Inc. (9,494) (228,046)
SVB Financial Group (1,079) (248,321)
Sysco Corp. (2,333) (178,358)
Take-Two Interactive Software, Inc. (2,030) (211,384)
Tandem Diabetes Care, Inc. (5,495) (247,000)
Targa Resources Corp. (1,293) (95,036)
Target Corp. (2,945) (438,923)
Teladoc Health, Inc. (876) (20,717)
Teledyne Technologies, Inc. (73) (29,193)
Tempur Sealy International, Inc. (4,516) (155,034)
Tesla, Inc. (2,770) (341,209)
Texas Capital Bancshares, Inc. (1,824) (110,005)
Thermo Fisher Scientific, Inc. (724) (398,700)
TJX Cos., Inc. (The) (6,396) (509,122)
T-Mobile US, Inc. (3,927) (549,780)
Toast, Inc., Class A (9,370) (168,941)
TopBuild Corp. (2,461) (385,122)
Toro Co. (The) (823) (93,164)
Tractor Supply Co. (1,338) (301,010)
Trade Desk, Inc. (The), Class A (6,900) (309,327)
Tradeweb Markets, Inc., Class A (4,640) (301,275)
Trane Technologies plc (2,004) (336,852)
TransUnion (4,906) (278,416)
Trimble, Inc. (2,459) (124,327)
Truist Financial Corp. (4,814) (207,146)
Twilio, Inc., Class A (2,525) (123,624)
Uber Technologies, Inc. (27,168) (671,865)
UiPath, Inc., Class A (15,751) (200,195)
Ultragenyx Pharmaceutical, Inc. (7,946) (368,138)
UMB Financial Corp. (1,933) (161,444)
Umpqua Holdings Corp. (4,333) (77,344)
Under Armour, Inc., Class A (10,126) (102,880)
Union Pacific Corp. (3,291) (681,467)
United Airlines Holdings, Inc. (3,441) (129,726)
United Bankshares, Inc. (4,862) (196,862)
United Parcel Service, Inc., Class B (2,477) (430,602)
UnitedHealth Group, Inc. (868) (460,196)
Unity Software, Inc. (9,473) (270,833)
US Bancorp (2,162) (94,285)
Valley National Bancorp (5,340) (60,395)
Valmont Industries, Inc. (367) (121,356)
Valvoline, Inc. (5,118) (167,103)
Verisk Analytics, Inc. (2,227) (392,887)
VF Corp. (7,784) (214,916)
Virtu Financial, Inc., Class A (3,834) (78,252)
Visteon Corp. (2,879) (376,660)
Vulcan Materials Co. (1,047) (183,340)
W R Berkley Corp. (3,087) (224,024)
Walt Disney Co. (The) (3,605) (313,202)
Warner Bros Discovery, Inc. (10,942) (103,730)
Waste Connections, Inc. (4,081) (540,977)
Waste Management, Inc. (1,427) (223,868)
Watsco, Inc. (592) (147,645)
Wayfair, Inc., Class A (5,050) (166,095)
Webster Financial Corp. (5,582) (264,252)
WEC Energy Group, Inc. (2,779) (260,559)
Wendy's Co. (The) (3,955) (89,502)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2022
INVESTMENTS SHARES VALUE ($)
United States - (76.4)% (continued)
West Pharmaceutical Services, Inc. (704) (165,686)
Western Alliance Bancorp (1,361) (81,061)
Western Digital Corp. (2,437) (76,887)
Westinghouse Air Brake
Technologies Corp. (909) (90,727)
White Mountains Insurance Group
Ltd. (229) (323,882)
Williams Cos., Inc. (The) (13,563) (446,223)
Willis Towers Watson plc (1,601) (391,573)
Wingstop, Inc. (1,169) (160,878)
Wolfspeed, Inc. (4,652) (321,174)
Workday, Inc., Class A (1,732) (289,816)
Worthington Industries, Inc. (3,628) (180,348)
WW Grainger, Inc. (97) (53,956)
Wynn Resorts Ltd. (4,596) (379,032)
Xcel Energy, Inc. (2,855) (200,164)
Xerox Holdings Corp. (4,057) (59,232)
Xylem, Inc. (1,290) (142,635)
Zebra Technologies Corp., Class A (1,333) (341,795)
Zillow Group, Inc., Class C (7,657) (246,632)
Zions Bancorp NA (2,145) (105,448)
Zoetis, Inc. (2,104) (308,341)
ZoomInfo Technologies, Inc., Class
A (12,319) (370,925)
Zscaler, Inc. (1,534) (171,655)
(123,400,751)
—
Zambia - (0.1)%
First Quantum Minerals Ltd. (11,561) (241,551)
TOTAL COMMON STOCKS
(Proceeds $(273,128,349)) (235,109,255)
NO. OF
WARRANTS
WARRANTS - (0.0)% (h)
Canada - (0.0)% (h)
Cenovus Energy, Inc.,
expiring 1/1/2026 *
(Proceeds $–) (674) (9,811)
TOTAL SHORT POSITIONS
(Proceeds $(273,128,349)) (235,119,066)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 86.7%
(Cost $57,981,318) 140,175,605
OTHER ASSETS IN EXCESS OF
LIABILITIES - 13.3% (i) 21,471,322
NET ASSETS - 100.0% 161,646,927
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (4,058,035) (2.5) %
Consumer Discretionary (3,093,495) (1.9)
Consumer Staples 1,906,730 1.2
Energy 9,094,621 5.6
Financials 11,069,650 6.8
Health Care (1,312,082) (0.8)
Industrials 5,144,415 3.2
Information Technology 2,577,292 1.6
Materials 3,935,867 2.4
Real Estate (466,198) (0.3)
Utilities (53,536) 0.0 (h )
Investment Companies 83,726,868 51.8
U.S. Treasury Obligations 31,703,508 19.6
Total Investments In Securities
At Value 140,175,605 86.7
Other Assets in Excess of
Liabilities (i) 21,471,322 13.3
Net Assets
$ 161,646,927 100.0%
* Non-income producing security.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $250,570,127, which is inclusive of rehypothecated amounts disclosed below. In addition, $4,849,539 of cash collateral was pledged.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2022 amounted to $(2,254,525), which represents
(1.39)% of net assets of the fund.
(c) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company with a total value of $53,150,926.
(d) Represents 7-day effective yield as of December 31, 2022.

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2022
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f) The rate shown was the effective yield at the date of purchase.
(g) All or a portion of the security pledged as collateral for swap contracts.
(h) Represents less than 0.05% of net assets.
(i) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).
Forward effective interest rate swap contracts outstanding as of December 31, 2022:
Exchange Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D SOFR Annual 3.75% Annual 3/15/2033 USD 8,300,000 $ 177,125 $ (27,428) $ 149,697
Pay 3M BBR Qtrly 5.50% Semi 3/12/2025 NZD 3,000,000 2,043 1,223 3,266
Pay 3M BBR Qtrly 4.50% Qtrly 3/13/2025 AUD 4,100,000 5,883 16,552 22,435
Pay 6M NIBOR Semi 3.50% Annual 6/18/2025 NOK 6,000,000 3,652 (2,261) 1,391
Receive 1D SOFR Annual 2.75% Annual 3/17/2025 USD 2,700,000 24,390 56,460 80,850
Receive 1D SOFR Annual 3.50% Annual 3/17/2025 USD 16,300,000 224,206 33,338 257,544
Receive 1D SOFR Annual 3.75% Annual 6/23/2025 USD 17,600,000 37,801 80,060 117,861
Receive 1D SOFR Annual 3.25% Annual 6/23/2025 USD 48,600,000 646,188 132,949 779,137
Receive 1D SONIA Annual 4.00% Annual 6/23/2025 GBP 5,000,000 42,059 10,687 52,746
Receive 1D SONIA Annual 3.00% Annual 3/15/2033 GBP 1,400,000 34,470 67,171 101,641
Receive 1D TONAR Annual 0.00% Annual 6/23/2025 JPY 13,704,300,000 444,822 336,392 781,214
Receive 3M BA Qtrly 3.25% Semi 3/13/2025 CAD 41,800,000 443,814 202,823 646,637
Receive 3M BA Qtrly 4.00% Semi 3/13/2025 CAD 32,000,000 37,362 123,911 161,273
Receive 3M BA Qtrly 3.75% Semi 6/19/2025 CAD 45,400,000 45,816 195,251 241,067
Receive 3M BBR Qtrly 4.00% Qtrly 3/13/2025 AUD 8,400,000 (24,024) 32,811 8,787
Receive 3M BBR Qtrly 4.00% Qtrly 6/12/2025 AUD 2,100,000 (4,195) 7,675 3,480
Receive 3M STIBOR Qtrly 3.00% Annual 6/18/2025 SEK 64,000,000 (2,874) 66,773 63,899
Receive 6M EURIBOR Semi 2.50% Annual 6/23/2025 EUR 21,000,000 155,159 256,757 411,916
Receive 6M EURIBOR Semi 3.00% Annual 3/15/2033 EUR 2,400,000 (51,734) 98,763 47,029
Receive 6M EURIBOR Semi 2.00% Annual 3/15/2033 EUR 1,700,000 127,582 60,050 187,632
2,369,545 1,749,957 4,119,502
Pay 1D SARON Annual 1.00% Annual 3/17/2025 CHF 21,900,000 (164,975) (150,166) (315,141)
Pay 1D SARON Annual 1.50% Annual 3/17/2025 CHF 18,400,000 7,566 (75,201) (67,635)
Pay 1D SARON Annual 1.50% Annual 6/23/2025 CHF 26,000,000 125,981 (257,946) (131,965)
Pay 1D SOFR Annual 3.00% Annual 3/15/2033 USD 2,100,000 (91,678) (724) (92,402)
Pay 1D SOFR Annual 3.00% Annual 6/21/2033 USD 9,800,000 (200,834) (187,363) (388,197)
Pay 1D SONIA Annual 4.00% Annual 3/17/2025 GBP 6,300,000 (134,764) 62,270 (72,494)
Pay 1D SONIA Annual 3.25% Annual 6/21/2033 GBP 800,000 (21,973) (14,126) (36,099)
Pay 1D TONAR Annual 0.00% Annual 3/17/2025 JPY 464,000,000 (12,285) (8,633) (20,918)
Pay 1D TONAR Annual 0.50% Annual 3/15/2033 JPY 488,500,000 (13,030) (129,035) (142,065)
Pay 1D TONAR Annual 0.50% Annual 6/21/2033 JPY 2,840,200,000 (344,575) (554,957) (899,532)
Pay 3M BA Qtrly 3.50% Semi 3/14/2033 CAD 2,300,000 (53,482) 24,303 (29,179)
Pay 3M BA Qtrly 3.25% Semi 3/14/2033 CAD 2,900,000 (68,749) (12,793) (81,542)
Pay 3M BA Qtrly 3.50% Semi 6/20/2033 CAD 8,900,000 188,763 (282,375) (93,612)
Pay 3M BBR Qtrly 4.50% Semi 3/12/2025 NZD 2,300,000 (1,092) (23,408) (24,500)
Pay 3M BBR Qtrly 4.00% Semi 3/12/2025 NZD 1,800,000 (8,021) (21,719) (29,740)
Pay 3M BBR Qtrly 5.00% Semi 3/12/2025 NZD 8,200,000 (23,890) (15,320) (39,210)
Pay 3M STIBOR Qtrly 3.50% Annual 3/19/2025 SEK 200,000 (22) (5) (27)
Pay 6M BBR Semi 4.00% Semi 3/10/2033 AUD 1,100,000 (23,667) (11,390) (35,057)
Pay 6M BBR Semi 4.50% Semi 3/10/2033 AUD 5,000,000 (35,575) 14,492 (21,083)
Pay 6M EURIBOR Semi 3.00% Annual 3/17/2025 EUR 11,300,000 (38,094) (69,090) (107,184)
Pay 6M EURIBOR Semi 1.50% Annual 3/17/2025 EUR 7,300,000 (214,202) (77,793) (291,995)
Pay 6M EURIBOR Semi 2.50% Annual 6/21/2033 EUR 5,700,000 (67,059) (302,681) (369,740)
Receive 1D SOFR Annual 4.50% Annual 3/17/2025 USD 44,000,000 (228,071) 93,491 (134,580)
(1,423,728) (2,000,169) (3,423,897)
$ 945,817 $ (250,212) $ 695,605

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2022
Abbreviations:
1D: 1 Day
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at December 31, 2022 were as follows:
1 Day Secured Overnight Financing Rate (''SOFR''): 4.30%
1 Day Sterling Overnight Index Average (''SONIA''): 3.43%
1 Day Swiss Average Rate Overnight (“SARON”): 0.94%
1 Day Tokyo Overnight Average Rate (“TONAR”): -0.02%
3 Month Australian Bank-Bill Reference Rate (''BBR''): 3.26%
3 Month Canadian Bankers’ Acceptance Rate (''BA''): 4.94%
3 Month Stockholm Interbank Offered Rate (''STIBOR''): 2.70%
6 Month Australian Bank-Bill Reference Rate (''BBR''): 3.77%
6 Month Euro Interbank Offered Rate (''EURIBOR''): 2.69%
6 Month Norwegian Interbank Offered Rate (''NIBOR''): 3.51%
Total return swap contracts outstanding as of December 31, 2022 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Hang Seng Index
January Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 01/30/2023 HKD (995,750) $ 1,309
iBovespa Index
February Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MSCS 02/15/2023 BRL 12,554,639 78,797
KOSPI 200 Index
March Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 03/09/2023 KRW (292,850,000) 13,856
Swiss Market
Index March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity Monthly MLIN 03/17/2023 CHF 426,240 2,030
TAIEX Index
January Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 01/30/2023 TWD (2,827,000) 1,142
MSCI Mexico Net
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
TIIE plus or minus
a specified spread
(0.00%) Monthly BANA 03/15/2023 MXN (2,462,851) 7,135
MSCI
Netherlands Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (-0.26%) Monthly BANA 03/15/2023 EUR (1,321,011) 89,972

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2022
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Singapore
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SORA plus or
minus a specified
spread (-0.20%) Monthly BANA 03/15/2023 SGD (1,584,936) $ 22,434
216,675
DTOP Index
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 03/16/2023 ZAR 636,400 (1,481)
HSCEI January
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 01/30/2023 HKD (3,718,000) (2,386)
SGX NIFTY 50
Index January
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 01/25/2023 USD (36,446) (391)
WIG20 Index
March Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 03/17/2023 PLN (2,070,240) (9,000)
Tel Aviv Stock
Exchange 35
Index
Decreases in
total return
of reference
entity and pays
the TELBOR
plus or minus
a specified
spread (-0.30%)
Increases in
total return of
reference entity
Monthly BANA 03/15/2023 ILS 1,667,477 (15,162)
MSCI China Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
HIBOR plus or
minus a specified
spread (-0.40%) Monthly BANA 03/15/2023 HKD (1,397,890) (307)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.20%)
Increases in
total return of
reference entity
Monthly BANA 03/15/2023 EUR 2,690,925 (60,236)
MSCI South
Africa Net Return
Index
Decreases in
total return
of reference
entity and pays
the JIBAR
plus or minus
a specified
spread (-0.15%)
Increases in
total return of
reference entity
Monthly BANA 03/15/2023 ZAR 3,999,012 (5,179)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2022
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.23%)
Increases in
total return of
reference entity
Monthly BANA 03/15/2023 EUR 542,267 $ (5,478)
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the SARON
plus or minus
a specified
spread (-0.34%)
Increases in
total return of
reference entity
Monthly BANA 03/15/2023 CHF 2,385,883 (85,010)
MSCI United
Kingdom Net
Return Index
Decreases in
total return
of reference
entity and pays
the SONIA
plus or minus
a specified
spread (0.15%)
Increases in
total return of
reference entity
Monthly BANA 03/15/2023 GBP 264,868 (3,181)
(187,811)
$ 28,864
Futures contracts outstanding as of December 31, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 37 1/2023 USD $ 3,178,670 $ 173,858
FTSE Bursa Malaysia KLCI Index 6 1/2023 MYR 101,612 900
IBEX 35 Index 35 1/2023 EUR 3,070,056 (3,265)
LME Aluminum Base Metal 1 1/2023 USD 58,713 4,100
LME Aluminum Base Metal 1 1/2023 USD 58,813 1,838
LME Aluminum Base Metal 1 1/2023 USD 59,381 4,929
LME Aluminum Base Metal 2 1/2023 USD 117,476 6,753
LME Aluminum Base Metal 2 1/2023 USD 117,526 (976)
LME Aluminum Base Metal 2 1/2023 USD 117,462 3,222
LME Aluminum Base Metal 2 1/2023 USD 117,501 1,461
LME Aluminum Base Metal 3 1/2023 USD 176,249 4,886
LME Copper Base Metal 1 1/2023 USD 209,138 18,010
LME Copper Base Metal 2 1/2023 USD 418,388 39,918
LME Copper Base Metal 3 1/2023 USD 627,931 60,214
LME Copper Base Metal 4 1/2023 USD 837,001 81,978
LME Nickel Base Metal 1 1/2023 USD 179,406 45,123
LME Zinc Base Metal 1 1/2023 USD 74,544 7,048
Natural Gas 24 1/2023 USD 1,074,000 (110,763)
NY Harbor ULSD 1 1/2023 USD 138,390 11,051
RBOB Gasoline 1 1/2023 USD 104,089 13,598

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2022
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
SGX FTSE Taiwan Index 60 1/2023 USD $ 2,980,200 $ (13,279)
WTI Crude Oil 13 1/2023 USD 1,043,380 95,350
LME Aluminum Base Metal 1 2/2023 USD 58,988 (2,279)
LME Aluminum Base Metal 1 2/2023 USD 59,000 (1,509)
LME Aluminum Base Metal 2 2/2023 USD 118,026 (1,382)
LME Copper Base Metal 2 2/2023 USD 418,763 (5,118)
LME Copper Base Metal 3 2/2023 USD 628,050 23,504
LME Copper Base Metal 3 2/2023 USD 628,463 22,429
LME Copper Base Metal 3 2/2023 USD 628,163 (2,827)
LME Copper Base Metal 3 2/2023 USD 628,069 (5,439)
LME Copper Base Metal 3 2/2023 USD 628,088 686
LME Copper Base Metal 3 2/2023 USD 628,032 34,024
LME Copper Base Metal 4 2/2023 USD 837,657 40,621
LME Copper Base Metal 5 2/2023 USD 1,046,875 26,887
LME Copper Base Metal 6 2/2023 USD 1,256,027 52,511
LME Nickel Base Metal 1 2/2023 USD 179,790 2,395
LME Zinc Base Metal 1 2/2023 USD 74,573 (1,205)
LME Zinc Base Metal 1 2/2023 USD 74,564 1,600
LME Zinc Base Metal 1 2/2023 USD 74,494 491
LME Zinc Base Metal 3 2/2023 USD 223,450 1,316
Low Sulphur Gasoil 1 2/2023 USD 90,600 9,584
Australia 10 Year Bond 60 3/2023 AUD 4,723,885 (33,078)
Cocoa 5 3/2023 GBP 124,643 6,526
Euro-Bund 243 3/2023 EUR 34,543,851 (1,982,209)
FTSE 100 Index 29 3/2023 GBP 2,617,546 1,948
FTSE/JSE Top 40 Index 15 3/2023 ZAR 597,837 (17,061)
FTSE/MIB Index 125 3/2023 EUR 15,861,393 (520,847)
Japan 10 Year Bond 20 3/2023 JPY 22,130,448 (481,464)
KOSPI 200 Index 26 3/2023 KRW 1,505,358 (73,265)
LME Aluminum Base Metal 1 3/2023 USD 59,300 (827)
LME Aluminum Base Metal 1 3/2023 USD 59,239 (3,266)
LME Aluminum Base Metal 1 3/2023 USD 59,300 (2,878)
LME Copper Base Metal 1 3/2023 USD 209,488 2,985
LME Copper Base Metal 1 3/2023 USD 209,269 704
LME Copper Base Metal 1 3/2023 USD 209,256 4
LME Copper Base Metal 3 3/2023 USD 627,863 (9,270)
LME Copper Base Metal 3 3/2023 USD 627,806 (364)
LME Copper Base Metal 4 3/2023 USD 837,950 (1,223)
LME Copper Base Metal 4 3/2023 USD 837,950 (60)
LME Nickel Base Metal 1 3/2023 USD 180,270 2,667
LME Nickel Base Metal 1 3/2023 USD 180,258 2,065
LME Nickel Base Metal 1 3/2023 USD 180,249 9,396
LME Zinc Base Metal 1 3/2023 USD 74,450 (6,189)
LME Zinc Base Metal 1 3/2023 USD 74,475 (6,265)
LME Zinc Base Metal 3 3/2023 USD 223,238 (18,735)
Long Gilt 21 3/2023 GBP 2,535,748 (98,669)
S&P/TSX 60 Index 5 3/2023 CAD 864,033 (4,588)
SET50 Index 180 3/2023 THB 1,046,999 21,035
Silver 6 3/2023 USD 721,200 75,824
Soybean 71 3/2023 USD 5,410,200 170,311
Soybean Oil 1 3/2023 USD 38,442 1,513
SPI 200 Index 139 3/2023 AUD 16,542,749 (207,397)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2022
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
TOPIX Index 189 3/2023 JPY $ 27,239,675 $ (727,537)
(3,257,971)
Short Contracts
Amsterdam Exchange Index (55) 1/2023 EUR (8,120,594) 453,775
CAC 40 10 Euro Index (2) 1/2023 EUR (138,527) 147
Hang Seng Index (30) 1/2023 HKD (3,827,134) (12,227)
HSCEI (22) 1/2023 HKD (952,668) (2,110)
LME Aluminum Base Metal (1) 1/2023 USD (58,713) (4,312)
LME Aluminum Base Metal (1) 1/2023 USD (58,813) (1,316)
LME Aluminum Base Metal (1) 1/2023 USD (59,381) (5,634)
LME Aluminum Base Metal (2) 1/2023 USD (117,501) (56)
LME Aluminum Base Metal (2) 1/2023 USD (117,476) (6,556)
LME Aluminum Base Metal (2) 1/2023 USD (117,462) (2,967)
LME Aluminum Base Metal (2) 1/2023 USD (117,526) 1,768
LME Aluminum Base Metal (3) 1/2023 USD (176,249) (4,807)
LME Copper Base Metal (1) 1/2023 USD (209,138) (18,490)
LME Copper Base Metal (2) 1/2023 USD (418,388) (41,893)
LME Copper Base Metal (3) 1/2023 USD (627,931) (63,863)
LME Copper Base Metal (4) 1/2023 USD (837,001) (80,262)
LME Nickel Base Metal (1) 1/2023 USD (179,406) (46,338)
LME Zinc Base Metal (1) 1/2023 USD (74,544) (6,672)
MSCI Singapore Index (148) 1/2023 SGD (3,210,497) 2,186
OMXS30 Index (59) 1/2023 SEK (1,154,573) 46,303
SGX FTSE China A50 Index (17) 1/2023 USD (222,428) (538)
SGX NIFTY 50 Index (37) 1/2023 USD (1,348,502) (11,523)
100 oz Gold (68) 2/2023 USD (12,418,160) (436,282)
Live Cattle (1) 2/2023 USD (63,160) (1,496)
LME Aluminum Base Metal (1) 2/2023 USD (59,000) 2,197
LME Aluminum Base Metal (1) 2/2023 USD (58,988) 2,484
LME Aluminum Base Metal (2) 2/2023 USD (118,026) 2,393
LME Copper Base Metal (2) 2/2023 USD (418,763) 2,090
LME Copper Base Metal (3) 2/2023 USD (628,163) 1,588
LME Copper Base Metal (3) 2/2023 USD (628,069) 6,908
LME Copper Base Metal (3) 2/2023 USD (628,050) (23,083)
LME Copper Base Metal (3) 2/2023 USD (628,088) (3,547)
LME Copper Base Metal (3) 2/2023 USD (628,463) (24,384)
LME Copper Base Metal (3) 2/2023 USD (628,032) (28,782)
LME Copper Base Metal (4) 2/2023 USD (837,657) (43,206)
LME Copper Base Metal (5) 2/2023 USD (1,046,875) (29,456)
LME Copper Base Metal (6) 2/2023 USD (1,256,027) (61,150)
LME Nickel Base Metal (1) 2/2023 USD (179,790) (5,463)
LME Zinc Base Metal (1) 2/2023 USD (74,494) (652)
LME Zinc Base Metal (1) 2/2023 USD (74,573) 643
LME Zinc Base Metal (1) 2/2023 USD (74,564) (2,096)
LME Zinc Base Metal (3) 2/2023 USD (223,450) (1,604)
Sugar No. 11 (2) 2/2023 USD (44,890) (4,497)
Australia 3 Year Bond (54) 3/2023 AUD (3,925,397) 46,524
Canada 10 Year Bond (416) 3/2023 CAD (37,612,052) 1,142,595
Cocoa (1) 3/2023 USD (26,000) (2,355)
Coffee 'C' (2) 3/2023 USD (125,475) (6,815)
Copper (5) 3/2023 USD (476,313) (12,056)
Corn (113) 3/2023 USD (3,833,525) (55,417)
Cotton No. 2 (1) 3/2023 USD (41,685) 510
DAX Index (40) 3/2023 EUR (14,973,455) 486,021
DJIA CBOT E-Mini Index (2) 3/2023 USD (332,850) 4,292
EURO STOXX 50 Index (84) 3/2023 EUR (3,403,389) 38,761

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2022
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
Euro-Bobl (20) 3/2023 EUR $ (2,476,379) $ 76,955
Euro-BTP (9) 3/2023 EUR (1,047,703) 73,155
Euro-Buxl (6) 3/2023 EUR (866,165) 121,190
Euro-OAT (10) 3/2023 EUR (1,362,148) 78,654
Euro-Schatz (70) 3/2023 EUR (7,895,158) 93,936
LME Aluminum Base Metal (1) 3/2023 USD (59,239) 2,883
LME Aluminum Base Metal (1) 3/2023 USD (59,300) 776
LME Aluminum Base Metal (3) 3/2023 USD (177,901) 6,378
LME Copper Base Metal (1) 3/2023 USD (209,488) (2,488)
LME Copper Base Metal (1) 3/2023 USD (209,269) (1,001)
LME Copper Base Metal (1) 3/2023 USD (209,256) (464)
LME Copper Base Metal (3) 3/2023 USD (627,863) 6,309
LME Copper Base Metal (3) 3/2023 USD (627,806) (272)
LME Copper Base Metal (4) 3/2023 USD (837,950) (3,281)
LME Copper Base Metal (4) 3/2023 USD (837,950) 2,922
LME Copper Base Metal (27) 3/2023 USD (5,653,463) (19,320)
LME Nickel Base Metal (1) 3/2023 USD (180,270) (9,423)
LME Nickel Base Metal (1) 3/2023 USD (180,258) (2,649)
LME Nickel Base Metal (1) 3/2023 USD (180,249) (7,532)
LME Zinc Base Metal (1) 3/2023 USD (74,475) 6,147
LME Zinc Base Metal (1) 3/2023 USD (74,450) 6,422
LME Zinc Base Metal (4) 3/2023 USD (297,650) 1,875
MEX BOLSA Index (10) 3/2023 MXN (250,625) 11,247
MSCI EAFE E-Mini Index (5) 3/2023 USD (487,350) 6,846
MSCI Emerging Markets E-Mini Index (6) 3/2023 USD (287,820) 3,018
NASDAQ 100 E-Mini Index (2) 3/2023 USD (440,890) 10,726
Nikkei 225 Index (2) 3/2023 JPY (397,440) 14,476
Russell 2000 E-Mini Index (4) 3/2023 USD (354,180) 10,971
S&P 500 E-Mini Index (109) 3/2023 USD (21,042,450) 611,497
S&P Midcap 400 E-Mini Index (1) 3/2023 USD (244,260) 8,651
U.S. Treasury 10 Year Note (250) 3/2023 USD (28,035,156) 328,600
U.S. Treasury 2 Year Note (30) 3/2023 USD (6,150,000) (2,691)
U.S. Treasury 5 Year Note (24) 3/2023 USD (2,587,875) 5,379
U.S. Treasury Long Bond (7) 3/2023 USD (872,813) 6,505
U.S. Treasury Ultra Bond (5) 3/2023 USD (667,656) 4,274
Wheat (18) 3/2023 USD (712,800) 2,462
3 Month Canadian Bankers Acceptance (26) 6/2023 CAD (4,559,601) 17,617
3 Month Euro Euribor (7) 6/2023 EUR (1,806,411) 11,194
90-Day Australian Bank Bill (12) 6/2023 AUD (8,089,417) (1,041)
90-Day New Zealand Bill (4) 6/2023 NZD (2,503,731) 2,393
3 Month Canadian Bankers Acceptance (21) 9/2023 CAD (3,690,122) 10,414
3 Month Euro Euribor (6) 9/2023 EUR (1,547,068) 8,497
3 Month SARON (1) 9/2023 CHF (265,682) 104
3 Month SOFR (6) 9/2023 USD (1,425,450) 3,538
3 Month SONIA (4) 9/2023 GBP (1,152,552) 1,930
90-Day Australian Bank Bill (12) 9/2023 AUD (8,085,271) 2,227
90-Day New Zealand Bill (4) 9/2023 NZD (2,504,584) 2,077
3 Month Canadian Bankers Acceptance (17) 12/2023 CAD (2,997,914) 5,628
3 Month Euro Euribor (7) 12/2023 EUR (1,806,224) 8,380
3 Month SARON (1) 12/2023 CHF (265,344) 111
3 Month SOFR (7) 12/2023 USD (1,665,563) 3,109
3 Month SONIA (4) 12/2023 GBP (1,151,888) 1,498
90-Day Australian Bank Bill (10) 12/2023 AUD (6,737,233) 1,063
90-Day New Zealand Bill (4) 12/2023 NZD (2,505,742) 1,005
3 Month Canadian Bankers Acceptance (15) 3/2024 CAD (2,654,357) 7,060
3 Month Euro Euribor (7) 3/2024 EUR (1,808,940) 7,481

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2022
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
3 Month SARON (1) 3/2024 CHF $ (265,411) $ 972
3 Month SOFR (6) 3/2024 USD (1,431,675) 2,069
3 Month SONIA (5) 3/2024 GBP (1,441,068) 4,861
90-Day Australian Bank Bill (12) 3/2024 AUD (8,084,877) 9,740
3 Month Euro Euribor (7) 6/2024 EUR (1,811,844) 6,846
3 Month SARON (1) 6/2024 CHF (265,682) 130
3 Month SOFR (5) 6/2024 USD (1,197,750) 1,624
3 Month SONIA (6) 6/2024 GBP (1,731,549) 1,476
3 Month Euro Euribor (7) 9/2024 EUR (1,814,279) 4,606
3 Month SOFR (4) 9/2024 USD (961,800) (444)
3 Month SONIA (5) 9/2024 GBP (1,445,375) 9,518
3 Month Euro Euribor (7) 12/2024 EUR (1,816,152) 10,158
3 Month SOFR (4) 12/2024 USD (964,450) (892)
3 Month SONIA (5) 12/2024 GBP (1,447,415) 4,842
3 Month SOFR (4) 3/2025 USD (966,050) 1,702
3 Month SONIA (5) 3/2025 GBP (1,448,851) 5,307
2,799,213
$ (458,758)
Forward Foreign Currency Exchange Contracts outstanding as of December 31, 2022:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 15,754,790 USD 10,612,260 CITI 3/15/2023 $ 144,977
AUD 15,754,781 USD 10,610,783 JPMC 3/15/2023 146,450
BRL 3,786,250 USD 692,980 CITI
**
3/15/2023 14,686
BRL 3,786,249 USD 692,980 JPMC
**
3/15/2023 14,685
CAD 850,000 USD 628,067 CITI 3/15/2023 43
CAD 850,000 USD 628,064 JPMC 3/15/2023 47
CHF 1,455,001 USD 1,574,013 CITI 3/15/2023 11,699
CHF 1,454,999 USD 1,574,004 JPMC 3/15/2023 11,707
CLP 50,000,000 USD 57,510 CITI
**
3/15/2023 898
CLP 50,000,000 USD 57,509 JPMC
**
3/15/2023 898
CNY 8,201,110 USD 1,169,380 CITI
**
3/15/2023 22,148
CNY 8,201,107 USD 1,169,377 JPMC
**
3/15/2023 22,151
COP 100,432,750 USD 20,082 CITI
**
3/15/2023 356
COP 100,432,750 USD 20,082 JPMC
**
3/15/2023 356
DKK 397,000 USD 55,255 CITI 3/15/2023 2,204
DKK 397,000 USD 55,255 JPMC 3/15/2023 2,204
EUR 14,497,006 USD 15,285,376 CITI 3/15/2023 308,146
EUR 14,496,994 USD 15,285,318 JPMC 3/15/2023 308,190
GBP 1,574,251 USD 1,888,295 CITI 3/15/2023 18,238
GBP 1,574,249 USD 1,888,295 JPMC 3/15/2023 18,234
JPY 588,027,000 USD 4,433,279 CITI 3/15/2023 89,938
JPY 588,027,000 USD 4,433,258 JPMC 3/15/2023 89,962
KRW 300,000,000 USD 231,017 CITI
**
3/15/2023 7,597
KRW 300,000,000 USD 231,016 JPMC
**
3/15/2023 7,599
MXN 19,252,750 USD 972,105 CITI 3/15/2023 3,239
MXN 19,252,749 USD 972,107 JPMC 3/15/2023 3,237
NOK 85,737,004 USD 8,628,410 CITI 3/15/2023 149,778
NOK 85,736,996 USD 8,628,393 JPMC 3/15/2023 149,795
NZD 6,856,500 USD 4,328,621 CITI 3/15/2023 28,038

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2022
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
NZD 6,856,500 USD 4,328,604 JPMC 3/15/2023 $ 28,056
PHP 5,000,000 USD 88,895 CITI
**
3/15/2023 713
PHP 5,000,000 USD 88,894 JPMC
**
3/15/2023 714
PLN 4,275,003 USD 947,107 CITI 3/15/2023 22,808
PLN 4,274,997 USD 947,103 JPMC 3/15/2023 22,809
SEK 2,049,000 USD 194,674 CITI 3/15/2023 2,479
SEK 2,049,000 USD 194,674 JPMC 3/15/2023 2,479
SGD 2,376,000 USD 1,737,580 CITI 3/15/2023 38,361
SGD 2,376,000 USD 1,737,579 JPMC 3/15/2023 38,360
TWD 577,500 USD 18,808 CITI
**
3/15/2023 125
TWD 577,500 USD 18,808 JPMC
**
3/15/2023 124
USD 910,521 AUD 1,330,644 CITI 3/15/2023 1,969
USD 910,524 AUD 1,330,642 JPMC 3/15/2023 1,973
USD 6,883 BRL 36,501 CITI
**
3/15/2023 60
USD 6,882 BRL 36,500 JPMC
**
3/15/2023 60
USD 2,957,569 CAD 3,981,000 CITI 3/15/2023 15,794
USD 2,957,579 CAD 3,981,000 JPMC 3/15/2023 15,804
USD 823,544 CHF 755,500 CITI 3/15/2023 174
USD 823,549 CHF 755,500 JPMC 3/15/2023 178
USD 4,366,982 GBP 3,551,500 CITI 3/15/2023 65,858
USD 4,367,003 GBP 3,551,500 JPMC 3/15/2023 65,880
USD 1,364,166 ILS 4,667,502 CITI 3/15/2023 31,177
USD 1,364,165 ILS 4,667,498 JPMC 3/15/2023 31,177
USD 1,336,228 INR 109,879,004 CITI
**
3/15/2023 14,266
USD 1,336,193 INR 109,878,996 JPMC
**
3/15/2023 14,231
USD 203,673 MXN 4,000,000 CITI 3/15/2023 1,032
USD 203,674 MXN 4,000,000 JPMC 3/15/2023 1,034
USD 246,967 NOK 2,396,143 CITI 3/15/2023 1,638
USD 246,968 NOK 2,396,143 JPMC 3/15/2023 1,639
USD 874,806 NZD 1,370,875 CITI 3/15/2023 3,745
USD 874,811 NZD 1,370,875 JPMC 3/15/2023 3,749
USD 95,309 PHP 5,301,480 CITI
**
3/15/2023 298
USD 95,310 PHP 5,301,480 JPMC
**
3/15/2023 299
USD 1,543,657 SEK 15,882,000 CITI 3/15/2023 15,502
USD 1,543,665 SEK 15,882,000 JPMC 3/15/2023 15,509
USD 565,757 TWD 17,074,127 CITI
**
3/15/2023 6,035
USD 565,759 TWD 17,074,125 JPMC
**
3/15/2023 6,035
ZAR 38,359,000 USD 2,208,603 CITI 3/15/2023 35,418
ZAR 38,359,000 USD 2,208,602 JPMC 3/15/2023 35,417
HUF 344,427,002 USD 856,485 CITI 3/16/2023 48,330
HUF 344,426,998 USD 856,484 JPMC 3/16/2023 48,331
Total unrealized appreciation 2,217,140
AUD 5,125,716 USD 3,501,384 CITI 3/15/2023 (1,588)
AUD 5,125,713 USD 3,501,365 JPMC 3/15/2023 (1,570)
BRL 10,572,850 USD 1,987,377 CITI
**
3/15/2023 (11,270)
BRL 10,572,849 USD 1,987,367 JPMC
**
3/15/2023 (11,259)
CAD 2,408,501 USD 1,802,247 CITI 3/15/2023 (22,478)
CAD 2,408,499 USD 1,802,248 JPMC 3/15/2023 (22,479)
CHF 30,004 USD 32,757 CITI 3/15/2023 (57)
CHF 29,996 USD 32,748 JPMC 3/15/2023 (57)
COP 100,432,750 USD 20,486 CITI
**
3/15/2023 (48)
COP 100,432,750 USD 20,486 JPMC
**
3/15/2023 (48)
GBP 1,639,750 USD 2,001,387 CITI 3/15/2023 (15,532)
GBP 1,639,750 USD 2,001,378 JPMC 3/15/2023 (15,522)
ILS 119,000 USD 34,805 CITI 3/15/2023 (820)
ILS 119,000 USD 34,805 JPMC 3/15/2023 (820)
INR 42,731,501 USD 519,113 CITI
**
3/15/2023 (5,007)
INR 42,731,499 USD 519,112 JPMC
**
3/15/2023 (5,006)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2022
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
MXN 26,752,750 USD 1,361,091 CITI 3/15/2023 $ (5,796)
MXN 26,752,751 USD 1,361,088 JPMC 3/15/2023 (5,793)
NOK 14,291,001 USD 1,470,692 CITI 3/15/2023 (7,507)
NOK 14,290,999 USD 1,470,685 JPMC 3/15/2023 (7,500)
NZD 1,453,000 USD 928,369 CITI 3/15/2023 (5,125)
NZD 1,453,000 USD 928,365 JPMC 3/15/2023 (5,120)
SEK 15,000,000 USD 1,455,208 CITI 3/15/2023 (11,918)
SEK 15,000,000 USD 1,455,201 JPMC 3/15/2023 (11,911)
TWD 17,732,500 USD 589,371 CITI
**
3/15/2023 (8,066)
TWD 17,732,500 USD 589,368 JPMC
**
3/15/2023 (8,064)
USD 1,105,540 AUD 1,636,359 CITI 3/15/2023 (11,753)
USD 1,105,541 AUD 1,636,355 JPMC 3/15/2023 (11,749)
USD 937,068 BRL 5,063,502 CITI
**
3/15/2023 (9,320)
USD 937,066 BRL 5,063,497 JPMC
**
3/15/2023 (9,321)
USD 1,355,584 CAD 1,846,500 CITI 3/15/2023 (8,894)
USD 1,355,590 CAD 1,846,500 JPMC 3/15/2023 (8,887)
USD 16,700,854 CHF 15,575,514 CITI 3/15/2023 (273,896)
USD 16,700,858 CHF 15,575,486 JPMC 3/15/2023 (273,861)
USD 116,077 CLP 106,175,503 CITI
**
3/15/2023 (7,953)
USD 116,077 CLP 106,175,497 JPMC
**
3/15/2023 (7,952)
USD 400,533 CNY 2,779,102 CITI
**
3/15/2023 (3,239)
USD 400,535 CNY 2,779,106 JPMC
**
3/15/2023 (3,237)
USD 689,847 CZK 16,149,003 CITI 3/15/2023 (22,032)
USD 689,848 CZK 16,148,997 JPMC 3/15/2023 (22,031)
USD 51,741 DKK 367,500 CITI 3/15/2023 (1,449)
USD 51,741 DKK 367,500 JPMC 3/15/2023 (1,448)
USD 5,878,732 EUR 5,532,500 CITI 3/15/2023 (72,231)
USD 5,878,754 EUR 5,532,500 JPMC 3/15/2023 (72,210)
USD 738,369 GBP 613,000 CITI 3/15/2023 (4,019)
USD 738,372 GBP 613,000 JPMC 3/15/2023 (4,017)
USD 32,290 IDR 505,151,000 CITI
**
3/15/2023 (314)
USD 32,290 IDR 505,151,000 JPMC
**
3/15/2023 (314)
USD 158,349 ILS 554,500 CITI 3/15/2023 (11)
USD 158,349 ILS 554,500 JPMC 3/15/2023 (10)
USD 120,167 INR 10,000,000 CITI
**
3/15/2023 (144)
USD 120,168 INR 10,000,000 JPMC
**
3/15/2023 (143)
USD 17,048,827 JPY 2,312,508,012 CITI 3/15/2023 (739,436)
USD 17,048,862 JPY 2,312,507,996 JPMC 3/15/2023 (739,401)
USD 3,412,319 KRW 4,498,460,002 CITI
**
3/15/2023 (165,675)
USD 3,412,327 KRW 4,498,459,998 JPMC
**
3/15/2023 (165,667)
USD 870,947 MXN 17,500,000 CITI 3/15/2023 (15,602)
USD 870,952 MXN 17,500,000 JPMC 3/15/2023 (15,599)
USD 2,641,366 NOK 26,292,860 CITI 3/15/2023 (50,631)
USD 2,641,372 NOK 26,292,854 JPMC 3/15/2023 (50,623)
USD 2,557,901 NZD 4,081,126 CITI 3/15/2023 (35,269)
USD 2,557,122 NZD 4,081,124 JPMC 3/15/2023 (36,047)
USD 224,846 PHP 12,875,022 CITI
**
3/15/2023 (5,894)
USD 224,837 PHP 12,875,018 JPMC
**
3/15/2023 (5,904)
USD 389,349 PLN 1,751,000 CITI 3/15/2023 (7,918)
USD 389,351 PLN 1,751,000 JPMC 3/15/2023 (7,916)
USD 1,673,995 SEK 17,559,500 CITI 3/15/2023 (15,567)
USD 1,673,996 SEK 17,559,500 JPMC 3/15/2023 (15,566)
USD 815,468 SGD 1,105,000 CITI 3/15/2023 (10,463)
USD 815,470 SGD 1,105,000 JPMC 3/15/2023 (10,461)
USD 267,430 TWD 8,191,376 CITI
**
3/15/2023 (1,101)
USD 267,430 TWD 8,191,372 JPMC
**
3/15/2023 (1,099)
USD 858,276 ZAR 14,947,504 CITI 3/15/2023 (16,160)
USD 858,278 ZAR 14,947,496 JPMC 3/15/2023 (16,158)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2022
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 236,480 HUF 95,330,502 CITI 3/16/2023 $ (13,955)
USD 236,481 HUF 95,330,498 JPMC 3/16/2023 (13,954)
Total unrealized depreciation (3,176,862)
Net unrealized depreciation $ (959,722)
** Non-deliverable forward.
Collateral pledged to, or (received from), each counterparty at December 31, 2022 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BARC
Cash $ – $ 7,954,205 $ 7,954,205
CITG
Cash – 1,438,653 1,438,653
CITI
Cash (364,203) – (364,203)
Investment Companies 3,051,308 – 3,051,308
GSCO
Cash – 335,841 335,841
GSIN
Investment Companies 30,342 – 30,342
JPMC
Investment Companies 1,882,231 – 1,882,231
JPMS
Cash – 4,719,697 4,719,697
MLIN
Cash 450,000 – 450,000
MSCS
Cash (100,036) – (100,036)
U.S. Treasury Bills 363,845 – 363,845
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at December 31, 2022 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
GSCO
Cash $ – $ 1,679,991 $ 1,679,991
JPPC
Cash – 41,857 41,857
MSCL
Cash – 526,416 526,416

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2022
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 102.3%
COMMON STOCKS - 19.3%
Aerospace & Defense - 0.7%
Maxar Technologies, Inc. 213,111 11,026,363
Banks - 0.1%
Patriot National Bancorp, Inc. * 120,629 1,278,668
Biotechnology - 1.5%
Horizon Therapeutics plc * 207,207 23,580,157
Capital Markets - 12.8%
Accretion Acquisition Corp. (2)*(a)
(b) 202,180 2,037,974
Achari Ventures Holdings Corp. I
*(b) 42,909 438,530
Acri Capital Acquisition Corp. *(a)
(b) 54,996 563,159
Acropolis Infrastructure Acquisition
Corp., Class A (2)*(a)(b) 20,312 201,292
Aesther Healthcare Acquisition
Corp., Class A *(b) 40,504 421,242
Aetherium Acquisition Corp., Class
A (2)*(b) 175,712 1,783,477
Alpine Acquisition Corp. *(b)
30,206 315,351
Alset Capital Acquisition Corp.,
Class A (2)*(b) 122,496 1,227,410
AltC Acquisition Corp., Class A *(a)
(b) 177,566 1,761,455
AltEnergy Acquisition Corp., Class
A *(a)(b) 122,926 1,257,533
AMCI Acquisition Corp. II, Class
A *(b) 139,000 1,387,220
American Acquisition Opportunity,
Inc., Class A (2)*(b) 74,925 749,250
Anzu Special Acquisition Corp. I,
Class A *(a)(b) 257,365 2,599,387
Apeiron Capital Investment Corp.,
Class A *(b) 108,048 1,108,572
Aquaron Acquisition Corp. (2)*(a)
(b) 35,605 356,762
Armada Acquisition Corp. I *(b)
128,332 1,308,986
Arogo Capital Acquisition Corp.,
Class A *(b) 96,774 981,288
Arrowroot Acquisition Corp., Class
A *(a)(b) 37,750 379,388
Artemis Strategic Investment
Corp., Class A *(b) 204,800 2,099,200
Athena Consumer Acquisition
Corp., Class A (2)*(b) 75,566 782,108
Atlantic Coastal Acquisition Corp.,
Class A *(b) 9,967 99,869
Ault Disruptive Technologies Corp.
(2)*(a)(b) 73,140 751,148
Aurora Acquisition Corp., Class A
(United Kingdom) *(b) 37,500 378,375
Avalon Acquisition, Inc., Class A
*(b) 229,849 2,355,952
AxonPrime Infrastructure
Acquisition Corp., Class A (2)*(b) 234,165 2,313,550
Banner Acquisition Corp. *(b)
40,407 407,303
Bannix Acquisition Corp. *(b)
26,277 267,237
INVESTMENTS SHARES VALUE ($)
Capital Markets - 12.8% (continued)
Banyan Acquisition Corp., Class
A *(b) 114,706 1,171,148
Beard Energy Transition Acquisition
Corp., Class A *(b) 149,518 1,523,588
Belong Acquisition Corp., Class
A *(b) 128,000 1,265,920
Berenson Acquisition Corp. I, Class
A (2)*(b) 110,400 1,108,416
Better World Acquisition Corp. *(b)
35,583 371,842
Bite Acquisition Corp. *(b)
18,753 188,843
Blockchain Moon Acquisition Corp.
(2)*(b) 71,617 729,777
Broad Capital Acquisition Corp. *(b)
69,739 712,733
Build Acquisition Corp., Class A
*(b) 18,151 181,873
byNordic Acquisition Corp.
(Sweden) (2)*(b) 138,414 1,409,055
C5 Acquisition Corp., Class A
(2)*(b) 309,299 3,151,757
Cascadia Acquisition Corp., Class
A *(b) 120,606 1,220,533
CENAQ Energy Corp., Class A *(b)
140,000 1,274,000
CF Acquisition Corp. VII, Class A
*(b) 146,292 1,492,178
Churchill Capital Corp. V, Class
A *(b) 42,181 419,279
Churchill Capital Corp. VI, Class
A *(b) 67,203 671,694
Churchill Capital Corp. VII, Class
A *(b) 322,641 3,216,731
CIIG Capital Partners II, Inc., Class
A *(b) 161,558 1,646,276
Clean Earth Acquisitions Corp.,
Class A *(b) 195,348 1,973,015
Concord Acquisition Corp. II, Class
A *(b) 76,866 764,432
Concord Acquisition Corp. III, Class
A *(b) 27,000 275,130
Conyers Park III Acquisition Corp.,
Class A (2)*(b) 484,500 4,777,170
Crixus BH3 Acquisition Co., Class
A *(b) 84,579 852,556
DA32 Life Science Tech Acquisition
Corp., Class A (2)*(b) 133,050 1,317,195
Data Knights Acquisition Corp.,
Class A (United Kingdom) (2)*(b) 50,667 528,963
Deep Medicine Acquisition Corp.,
Class A *(b) 51,423 546,112
DiamondHead Holdings Corp.,
Class A *(b) 57,078 574,205
Digital Health Acquisition Corp. *(b)
71,745 761,214
Digital Transformation
Opportunities Corp., Class A *(b) 115,119 1,156,370
Direct Selling Acquisition Corp.,
Class A *(b) 102,582 1,055,569
dMY Squared Technology Group,
Inc., Class A (2)*(b) 12,280 121,940
dMY Technology Group, Inc. VI *(b)
82,182 825,929
DTRT Health Acquisition Corp.,
Class A *(b) 66,953 693,633

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2022
INVESTMENTS SHARES VALUE ($)
Capital Markets - 12.8% (continued)
DUET Acquisition Corp., Class A
(2)*(b) 73,788 737,142
Edify Acquisition Corp., Class A
*(b) 247,201 2,496,730
EF Hutton Acquisition Corp. I *(b)
34,096 341,301
Epiphany Technology Acquisition
Corp., Class A *(b) 88,153 881,530
EQ Health Acquisition Corp., Class
A (2)*(b) 87,656 885,326
Everest Consolidator Acquisition
Corp. *(b) 131,016 1,340,294
ExcelFin Acquisition Corp., Class
A (2)*(b) 134,786 1,374,817
Feutune Light Acquisition Corp.,
Class A (2)*(b) 94,079 956,783
FG Merger Corp. *(b)
98,184 1,000,495
Financial Strategies Acquisition
Corp. *(b) 18,686 192,840
FinServ Acquisition Corp. II, Class
A (2)*(b) 9,858 98,876
Fintech Ecosystem Development
Corp., Class A *(b) 10,730 109,983
First Light Acquisition Group, Inc.,
Class A *(b) 40,464 411,519
First Reserve Sustainable Growth
Corp., Class A *(b) 87,838 882,772
Focus Impact Acquisition Corp.,
Class A *(b) 101,950 1,037,851
Forest Road Acquisition Corp. II,
Class A *(b) 104,302 1,046,671
Fortune Rise Acquisition Corp.
(2)*(b) 98,648 1,017,061
Forum Merger IV Corp., Class A
*(b) 51,042 512,972
FoxWayne Enterprises Acquisition
Corp., Class A *(b) 34,500 349,830
FTAC Emerald Acquisition Corp.,
Class A *(b) 283,096 2,836,622
FTAC Zeus Acquisition Corp.,
Class A *(b) 320,427 3,236,313
Fusion Acquisition Corp. II, Class
A *(b) 26,625 267,315
FutureTech II Acquisition Corp.,
Class A *(b) 38,964 402,498
Gardiner Healthcare Acquisitions
Corp. *(b) 52,651 544,411
Genesis Unicorn Capital Corp.,
Class A (2)*(b) 67,549 686,973
GigCapital5, Inc. *(b)
123,100 1,255,620
Global Blockchain Acquisition
Corp. *(b) 161,196 1,629,692
Global Star Acquisition, Inc., Class
A *(b) 50,064 506,147
Global Systems Dynamics, Inc.,
Class A *(b) 179,996 1,859,359
Globalink Investment, Inc. *(b)
74,843 763,399
Goal Acquisitions Corp. *(b)
151,974 1,528,858
Goldenstone Acquisition Ltd. *(b)
32,200 329,084
GSR II Meteora Acquisition Corp.
*(b) 15,261 14,193
INVESTMENTS SHARES VALUE ($)
Capital Markets - 12.8% (continued)
GSR II Meteora Acquisition Corp.,
Class A *(b) 244,186 2,477,267
GX Acquisition Corp. II, Class A
*(b) 245,504 2,457,495
Hawks Acquisition Corp., Class A
(2)*(b) 91,460 913,685
HNR Acquisition Corp. *(b)
49,014 501,413
Home Plate Acquisition Corp.,
Class A *(b) 41,016 415,082
Inception Growth Acquisition Ltd.
(2)*(b) 112,518 1,139,807
Industrial Tech Acquisitions II, Inc.,
Class A *(b) 126,008 1,282,761
Insight Acquisition Corp., Class A
*(b) 50,340 507,427
Integral Acquisition Corp. 1, Class
A (2)*(b) 107,616 1,087,998
Integrated Rail and Resources
Acquisition Corp., Class A (2)*(b) 108,438 1,103,899
Intelligent Medicine Acquisition
Corp., Class A *(b) 239,244 2,459,428
InterPrivate IV InfraTech Partners,
Inc., Class A *(b) 99,015 1,014,904
Jaws Hurricane Acquisition Corp.,
Class A *(b) 169,809 1,698,090
Juniper II Corp., Class A *(b)
153,552 1,561,624
Jupiter Acquisition Corp., Class A
(2)*(b) 236,154 2,340,286
JUPITER WELLNESS
ACQUISITION Corp., Class A *(b) 149,929 1,566,758
Khosla Ventures Acquisition Co. III,
Class A *(b) 184,081 1,832,526
LAVA Medtech Acquisition Corp.,
Class A *(b) 63,464 652,410
Learn CW Investment Corp., Class
A (2)*(b) 26,704 269,710
Legato Merger Corp. II *(b)
154,414 1,562,670
LF Capital Acquisition Corp. II *(b)
130,138 1,335,216
Lionheart III Corp., Class A (2)*(b)
89,680 916,530
Live Oak Crestview Climate
Acquisition Corp., Class A *(b) 164,130 1,633,093
Live Oak Mobility Acquisition Corp.,
Class A *(b) 269,038 2,705,177
Logistics Innovation Technologies
Corp., Class A *(b) 48,818 493,062
M3-Brigade Acquisition II Corp.,
Class A *(b) 129,342 1,296,007
Mason Industrial Technology, Inc.,
Class A *(b) 185,225 1,851,324
Maxpro Capital Acquisition Corp.,
Class A (Taiwan) *(b) 9,347 97,115
McLaren Technology Acquisition
Corp., Class A *(b) 205,792 2,101,136
Mercato Partners Acquisition Corp.,
Class A (2)*(b) 143,490 1,466,468
Metal Sky Star Acquisition Corp.
*(b) 103,342 1,052,022
Minority Equality Opportunities
Acquisition, Inc., Class A *(b) 40,202 417,297

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2022
INVESTMENTS SHARES VALUE ($)
Capital Markets - 12.8% (continued)
Mobiv Acquisition Corp., Class A
*(b) 101,917 1,079,301
Monterey Bio Acquisition Corp.
(2)*(b) 8,700 89,784
Monterey Capital Acquisition Corp.,
Class A (2)*(b) 71,394 714,654
Murphy Canyon Acquisition Corp.,
Class A *(b) 162,516 1,665,789
New Providence Acquisition Corp.
II, Class A (2)*(b) 145,550 1,480,244
Newbury Street Acquisition Corp.
*(b) 110,450 1,104,500
NewHold Investment Corp. II,
Class A *(b) 134,732 1,356,751
Northern Star Investment Corp. III,
Class A *(b) 170,970 1,718,248
Northern Star Investment Corp. IV,
Class A *(b) 111,304 1,118,605
NorthView Acquisition Corp. *(b)
154,598 1,566,078
Nubia Brand International Corp.,
Class A *(b) 284,300 3,053,382
OCA Acquisition Corp., Class A *(b)
122,375 1,255,567
OPY Acquisition Corp. I, Class A
*(b) 41,286 413,686
Panacea Acquisition Corp. II, Class
A *(b) 100,000 1,009,000
Parabellum Acquisition Corp.,
Class A *(b) 32,371 329,401
Phoenix Biotech Acquisition Corp.,
Class A *(b) 212,345 2,187,153
PHP Ventures Acquisition Corp.,
Class A (Malaysia) *(b) 29,400 306,054
Pine Technology Acquisition Corp.,
Class A *(b) 105,057 1,061,076
Pivotal Investment Corp. III, Class
A *(b) 81,030 820,105
Pono Capital Corp., Class A *(b)
119,700 1,255,653
Pono Capital Two, Inc., Class A *(b)
92,094 943,963
Post Holdings Partnering Corp.,
Class A *(b) 93,000 923,490
Prime Number Acquisition I Corp.,
Class A *(b) 35,700 362,712
Priveterra Acquisition Corp., Class
A *(b) 134,555 1,352,951
PROOF Acquisition Corp. I, Class
A (2)*(b) 150,864 1,534,287
Redwoods Acquisition Corp. *(b)
74,885 761,580
RF Acquisition Corp., Class A
(Singapore) (2)*(b) 128,573 1,299,873
ROC Energy Acquisition Corp. *(b)
149,375 1,530,347
Roth CH Acquisition V Co. *(b)
28,286 285,971
Sagaliam Acquisition Corp., Class
A *(b) 31,501 327,925
Schultze Special Purpose
Acquisition Corp. II, Class A *(b) 63,730 643,673
Seaport Calibre Materials
Acquisition Corp. *(b) 58,801 603,886
Seaport Global Acquisition II Corp.,
Class A *(b) 81,696 833,299
INVESTMENTS SHARES VALUE ($)
Capital Markets - 12.8% (continued)
ShoulderUp Technology Acquisition
Corp., Class A (2)*(b) 299,987 3,056,868
Signal Hill Acquisition Corp., Class
A *(b) 89,860 918,369
Silver Spike Acquisition Corp. II,
Class A *(b) 80,000 807,200
Sizzle Acquisition Corp. *(b)
121,744 1,244,224
SportsMap Tech Acquisition Corp.
*(b) 176,600 1,804,852
Springwater Special Situations
Corp. *(b) 40,212 407,348
Stratim Cloud Acquisition Corp. *(b)
12,530 126,052
Sustainable Development
Acquisition I Corp., Class A *(b) 17,475 175,798
TG Venture Acquisition Corp.
(2)*(b) 273,650 2,783,020
TLG Acquisition One Corp., Class
A *(b) 159,106 1,619,699
Trajectory Alpha Acquisition Corp.,
Class A *(b) 109,920 1,104,696
Twelve Seas Investment Co. II,
Class A *(b) 200,274 2,018,762
Viscogliosi Brothers Acquisition
Corp. *(b) 52,960 535,426
Vision Sensing Acquisition Corp.,
Class A *(b) 51,216 530,086
VMG Consumer Acquisition Corp.,
Class A (2)*(b) 236,497 2,402,810
Welsbach Technology Metals
Acquisition Corp. *(b) 9,289 94,748
Western Acquisition Ventures Corp.
*(b) 67,539 717,264
Yotta Acquisition Corp. *(b)
156,021 1,566,451
196,959,719
Chemicals - 0.7%
Chr Hansen Holding A/S
(Denmark) (2) 159,260 11,456,017
Diversified Telecommunication Services - 0.1%
TELUS Corp. (Canada) (2)* 82,126 1,584,898
Entertainment - 0.1%
Madison Square Garden Sports
Corp., Class A 6,510 1,193,478
Equity Real Estate Investment Trusts (REITs) - 0.8%
Summit Industrial Income REIT
(Canada) 716,960 12,014,640
Hotels, Restaurants & Leisure - 0.3%
Booking Holdings, Inc. *(a) 2,301 4,637,159
Media - 1.7%
Liberty Broadband Corp., Class C *
1,422 108,456
Paramount Global, Class B
107,063 1,807,223
Shaw Communications, Inc., Class
B (Canada) 867,039 24,980,201
26,895,880
Real Estate Management & Development - 0.1%
Zillow Group, Inc., Class A * 42,000 1,310,820

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2022
INVESTMENTS SHARES VALUE ($)
Thrifts & Mortgage Finance - 0.4%
Home Capital Group, Inc. (Canada) 170,969 5,376,558
Wireless Telecommunication Services - 0.0% (c)
Cleveland Unlimited (acquired
3/18/2010, Cost $–) (3)*(d)(e) 1 282,452
TOTAL COMMON STOCKS
(Cost $293,252,301) 297,596,809
CLOSED END FUNDS - 3.1%
abrdn Global Dynamic Dividend
Fund (a) 6,385 60,402
abrdn Total Dynamic Dividend
Fund (a) 64,117 500,113
Adams Diversified Equity Fund,
Inc. 61,293 891,200
Adams Natural Resources Fund,
Inc. 7,866 171,479
AllianceBernstein National
Municipal Income Fund, Inc. (a) 51,758 542,424
Apollo Senior Floating Rate Fund,
Inc. (a) 14,939 184,347
Apollo Tactical Income Fund, Inc.
(a) 7,742 93,833
Ares Dynamic Credit Allocation
Fund, Inc. (a) 17,006 197,100
Bancroft Fund Ltd.
8,596 140,802
Barings Global Short Duration High
Yield Fund 19,410 246,119
BlackRock California Municipal
Income Trust 30,080 325,766
BlackRock Credit Allocation
Income Trust 43,388 438,219
BlackRock Debt Strategies Fund,
Inc. 55,000 506,000
BlackRock Energy and Resources
Trust 28,318 354,825
BlackRock Enhanced Global
Dividend Trust 48,089 459,731
BlackRock Enhanced International
Dividend Trust 39,393 197,753
BlackRock Floating Rate Income
Strategies Fund, Inc. 16,578 186,668
BlackRock Floating Rate Income
Trust 13,998 153,138
Blackrock Investment Quality
Municipal Trust, Inc. (The) 3,871 45,136
BlackRock MuniAssets Fund, Inc.
28,372 306,985
BlackRock Municipal 2030 Target
Term Trust 6,212 132,253
BlackRock Municipal Income Fund,
Inc. 72,644 823,057
BlackRock Municipal Income
Quality Trust 22,969 260,698
BlackRock Municipal Income Trust
71,019 714,451
BlackRock Municipal Income Trust
II 74,829 772,984
BlackRock MuniHoldings California
Quality Fund, Inc. 74,655 801,795
BlackRock MuniHoldings Fund,
Inc. 55,617 675,190
INVESTMENTS SHARES VALUE ($)
CLOSED END FUNDS - 3.1% (continued)
BlackRock MuniHoldings New
Jersey Quality Fund, Inc. 20,671 228,828
BlackRock MuniHoldings New York
Quality Fund, Inc. 45,494 467,223
BlackRock MuniHoldings Quality
Fund II, Inc. 20,192 200,910
BlackRock MuniVest Fund II, Inc.
31,307 327,158
BlackRock MuniVest Fund, Inc.
68,733 481,818
BlackRock MuniYield Fund, Inc.
75,008 780,833
BlackRock MuniYield Michigan
Quality Fund, Inc. 17,266 191,480
BlackRock MuniYield New York
Quality Fund, Inc. 60,145 589,421
BlackRock MuniYield Pennsylvania
Quality Fund 13,117 144,418
BlackRock MuniYield Quality Fund
II, Inc. 13,919 142,252
BlackRock MuniYield Quality Fund
III, Inc. 59,192 663,542
BlackRock MuniYield Quality Fund,
Inc. 71,184 825,734
BlackRock New York Municipal
Income Trust 51,247 516,057
BlackRock Resources &
Commodities Strategy Trust 55,665 554,980
Blackstone Long-Short Credit
Income Fund 28,037 303,921
Blackstone Senior Floating Rate
Term Fund 17,136 213,000
Blackstone Strategic Credit Fund
36,664 387,905
BNY Mellon Municipal Bond
Infrastructure Fund, Inc. 6,550 68,840
BNY Mellon Municipal Income, Inc.
63,751 399,081
BNY Mellon Strategic Municipal
Bond Fund, Inc. 64,373 372,076
BNY Mellon Strategic Municipals,
Inc. 76,547 467,702
Calamos Global Dynamic Income
Fund 3,184 17,767
Cohen & Steers Ltd. Duration
Preferred and Income Fund, Inc. 21,082 400,980
Cohen & Steers Select Preferred
and Income Fund, Inc. 123 2,303
Delaware Investments National
Municipal Income Fund 1,300 13,481
DWS Municipal Income Trust
23,655 203,670
DWS Strategic Municipal Income
Trust 98 801
Eaton Vance California Municipal
Bond Fund 72,362 625,208
Eaton Vance Floating-Rate Income
Trust 22,861 253,528
Eaton Vance Municipal Bond Fund
76,785 797,796
Eaton Vance Municipal Income
Trust 46,401 457,978
Eaton Vance National Municipal
Opportunities Trust 32 526
Eaton Vance New York Municipal
Bond Fund 38,311 345,182

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2022
INVESTMENTS SHARES VALUE ($)
CLOSED END FUNDS - 3.1% (continued)
Eaton Vance Senior Floating-Rate
Trust 30,688 335,727
Eaton Vance Senior Income Trust
6,517 34,345
Ellsworth Growth and Income Fund
Ltd. 35,893 286,426
Federated Hermes Premier
Municipal Income Fund 38,501 404,260
First Trust High Income Long
26,849 307,421
First Trust Senior Floating Rate
Income Fund II 20,668 196,966
Flaherty & Crumrine Total Return
Fund, Inc. 48 758
Franklin Ltd. Duration Income Trust
93,932 583,318
Gabelli Dividend & Income Trust
(The) 27,971 576,482
Gabelli Global Small and Mid Cap
Value Trust (The) 48 539
Gabelli Healthcare & WellnessRx
Trust (The) 5,532 56,869
GDL Fund (The)
7,291 57,161
General American Investors Co.,
Inc. 2,788 100,786
Highland Income Fund
18,473 190,272
Insight Select Income Fund
16,106 243,362
Invesco Advantage Municipal
Income Trust II 54,664 469,564
Invesco California Value Municipal
Income Trust 71,929 681,887
Invesco Municipal Opportunity
Trust 78,959 782,484
Invesco Municipal Trust
74,513 737,679
Invesco Pennsylvania Value
Municipal Income Trust 28,701 281,270
Invesco Quality Municipal Income
Trust 71,167 670,393
Invesco Trust for Investment Grade
Municipals 67,152 674,878
Invesco Trust for Investment Grade
New York Municipals 17,591 177,669
Invesco Value Municipal Income
Trust 30,501 367,537
John Hancock Income Securities
Trust 1,757 18,712
KKR Income Opportunities Fund
44,233 487,005
Lazard Global Total Return and
Income Fund, Inc. 1,196 17,509
LMP Capital and Income Fund, Inc.
2,343 28,210
MFS Multimarket Income Trust
3,385 15,266
MFS Municipal Income Trust
54,374 281,657
Neuberger Berman Municipal
Fund, Inc. 38,328 399,378
New America High Income Fund,
Inc. (The) 8,200 54,120
New Germany Fund, Inc. (The)
844 6,659
Nuveen AMT-Free Municipal Credit
Income Fund 72,604 881,413
Nuveen AMT-Free Municipal Value
Fund 11,197 152,391
INVESTMENTS SHARES VALUE ($)
CLOSED END FUNDS - 3.1% (continued)
Nuveen AMT-Free Quality
Municipal Income Fund 87,829 998,616
Nuveen Arizona Quality Municipal
Income Fund 1,064 11,874
Nuveen California AMT-Free
Quality Municipal Income Fund 23,573 289,948
Nuveen California Municipal Value
Fund 19,354 163,541
Nuveen California Quality
Municipal Income Fund 69,963 774,490
Nuveen Credit Strategies Income
Fund 110,478 562,333
Nuveen Floating Rate Income
Opportunity Fund 20,240 158,074
Nuveen Georgia Quality Municipal
Income Fund 2,792 28,280
Nuveen Massachusetts Quality
Municipal Income Fund 3,212 33,951
Nuveen Multi-Asset Income Fund
2,300 26,427
Nuveen Municipal Credit Income
Fund 86,190 1,041,175
Nuveen New Jersey Quality
Municipal Income Fund 18,025 203,683
Nuveen New York AMT-Free
Quality Municipal Income Fund 53,092 544,724
Nuveen New York Quality
Municipal Income Fund 40,192 430,054
Nuveen Ohio Quality Municipal
Income Fund 27,536 349,432
Nuveen Pennsylvania Quality
Municipal Income Fund 34,735 386,601
Nuveen Preferred & Income
Opportunities Fund 43,375 315,770
Nuveen Preferred & Income
Securities Fund 126,808 862,294
Nuveen Quality Municipal Income
Fund 83,369 983,754
Nuveen Real Asset Income and
Growth Fund 12,355 144,554
Nuveen Select Maturities Municipal
Fund 2,108 19,098
Nuveen Short Duration Credit
Opportunities Fund 8,608 102,091
PGIM Global High Yield Fund, Inc.
35,384 383,563
PGIM High Yield Bond Fund, Inc.
25,996 308,573
Pioneer Diversified High Income
Fund, Inc. 115 1,159
Pioneer Floating Rate Fund, Inc.
37,685 330,497
Pioneer High Income Fund, Inc.
61,578 400,257
Pioneer Municipal High Income
Advantage Fund, Inc. 49,315 399,452
Pioneer Municipal High Income
Fund Trust 43,423 372,569
Royce Global Value Trust, Inc.
1,365 11,807
Saba Capital Income &
Opportunities Fund 28,464 216,611
Tekla Healthcare Investors
28,169 507,042
Tekla Healthcare Opportunities
Fund 23,384 463,237
Tekla Life Sciences Investors
26,909 382,377

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2022
INVESTMENTS SHARES VALUE ($)
CLOSED END FUNDS - 3.1% (continued)
Templeton Emerging Markets Fund
10,045 114,714
Virtus Dividend Interest & Premium
Strategy Fund 56,687 639,429
Virtus Equity & Convertible Income
Fund 31,016 565,422
Virtus Total Return Fund, Inc.
22,546 147,676
Voya Emerging Markets High
Dividend Equity Fund 16,544 85,367
Voya Global Advantage and
Premium Opportunity Fund 11,128 96,814
Voya Global Equity Dividend and
Premium Opportunity Fund 21,948 118,739
Voya Infrastructure Industrials and
Materials Fund 12,142 111,342
Western Asset Global High Income
Fund, Inc. 28,880 196,384
Western Asset Intermediate Muni
Fund, Inc. 15,735 119,429
Western Asset Investment Grade
Income Fund, Inc. 2,029 23,496
Western Asset Managed
Municipals Fund, Inc. 56,555 569,509
Western Asset Municipal High
Income Fund, Inc. 23,749 151,519
Western Asset Municipal Partners
Fund, Inc. 7,583 88,266
Western Asset Premier Bond Fund
15,825 168,378
TOTAL CLOSED END FUNDS
(Cost $48,654,986) 47,593,632
PRINCIPAL
AMOUNT
CORPORATE BONDS - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
iStar, Inc.
4.75%, 10/1/2024 (2) $ 2,331,000 2,313,490
4.25%, 8/1/2025 (2) 2,364,000 2,316,542
4,630,032
Independent Power and Renewable Electricity Producers - 0.0% (c)
Aegean Marine Petroleum Network, Inc. Escrow
0.00%, 12/15/2022 (2)(f) 2,375,000 190,000
Oil, Gas & Consumable Fuels - 0.0% (c)
Black Elk Energy Escrow
13.75%, 12/1/2015 (3)(d)(f) 2,833,436 145,210
TOTAL CORPORATE BONDS
(Cost $5,589,776) 4,965,242
CONVERTIBLE BONDS - 22.3%
Aerospace & Defense - 0.1%
Virgin Galactic Holdings, Inc.
2.50%, 2/1/2027 (2)(a)(g) 4,067,000 1,807,781
Airlines - 0.3%
JetBlue Airways Corp.
0.50%, 4/1/2026 (2)(a) 6,625,000 4,830,136
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Auto Components - 0.5%
LCI Industries
1.13%, 5/15/2026 (2)(a) $ 6,925,000 5,834,312
Luminar Technologies, Inc.
1.25%, 12/15/2026 (2)(a)(g) 3,325,000 1,858,010
7,692,322
Biotechnology - 0.7%
Cytokinetics, Inc.
3.50%, 7/1/2027 (2)(a)(g) 6,165,000 7,068,173
Inovio Pharmaceuticals, Inc.
6.50%, 3/1/2024 (2)(a) 2,075,000 1,837,620
Novavax, Inc.
5.00%, 12/15/2027 (2)(a)(g) 1,271,000 1,251,935
10,157,728
Communications Equipment - 1.5%
Infinera Corp.
2.50%, 3/1/2027 (2)(a) 2,925,000 3,254,606
3.75%, 8/1/2028 (2)(a)(g) 7,575,000 9,388,455
Lumentum Holdings, Inc.
0.50%, 6/15/2028 (2)(a)(g) 14,356,000 10,866,056
23,509,117
Consumer Finance - 0.7%
EZCORP, Inc.
2.38%, 5/1/2025 (2)(a) 1,540,000 1,366,042
3.75%, 12/15/2029 (2)(a)(g) 3,900,000 3,773,250
LendingTree, Inc.
0.50%, 7/15/2025 (2)(a) 7,500,000 5,457,000
10,596,292
Diversified Consumer Services - 0.8%
2U, Inc.
2.25%, 5/1/2025 (2)(a) 3,425,000 2,214,262
Chegg, Inc.
0.00%, 9/1/2026 (2)(a) 12,745,000 9,997,178
12,211,440
Diversified Telecommunication Services - 0.1%
Bandwidth, Inc.
0.25%, 3/1/2026 (2)(a) 1,875,000 1,404,000
Electrical Equipment - 0.9%
Array Technologies, Inc.
1.00%, 12/1/2028 (2)(a) 12,850,000 13,062,025
Energy Equipment & Services - 0.3%
Helix Energy Solutions Group, Inc.
6.75%, 2/15/2026 (2)(a) 3,250,000 4,490,258
Entertainment - 0.4%
Sea Ltd. (Singapore)
0.25%, 9/15/2026 (2)(a) 8,250,000 6,043,125
Health Care Equipment & Supplies - 1.2%
Cutera, Inc.
2.25%, 6/1/2028 (2)(a)(g) 10,581,000 11,247,603
4.00%, 6/1/2029 (2)(a)(g) 1,033,000 1,051,697
Lantheus Holdings, Inc.
2.63%, 12/15/2027 (2)(a)(g) 1,940,000 1,953,386
Varex Imaging Corp.
4.00%, 6/1/2025 (2)(a) 3,100,000 3,609,640
17,862,326

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2022
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Health Care Providers & Services - 0.5%
Guardant Health, Inc.
0.00%, 11/15/2027 (2)(a) $ 11,200,000 6,965,280
Health Care Technology - 0.2%
Teladoc Health, Inc.
1.25%, 6/1/2027 (2)(a) 3,900,000 2,995,960
Hotels, Restaurants & Leisure - 2.8%
Airbnb, Inc.
0.00%, 3/15/2026 (2)(a) 13,725,000 11,295,675
Carnival Corp.
5.75%, 12/1/2027 (2)(a)(g) 7,020,000 6,268,860
DraftKings Holdings, Inc.
0.00%, 3/15/2028 (2)(a) 9,575,000 5,922,137
MakeMyTrip Ltd. (India)
0.00%, 2/15/2028 (2)(a) 6,075,000 6,002,100
Marriott Vacations Worldwide Corp.
3.25%, 12/15/2027 (2)(a)(g) 1,940,000 1,915,750
NCL Corp. Ltd.
1.13%, 2/15/2027 (2)(a) 12,113,000 8,222,304
2.50%, 2/15/2027 (2)(a)(g) 1,585,000 1,137,238
Royal Caribbean Cruises Ltd.
6.00%, 8/15/2025 (2)(a)(g) 2,058,000 2,584,848
43,348,912
Household Durables - 0.1%
GoPro, Inc.
1.25%, 11/15/2025 (2)(a) 1,225,000 1,107,377
Independent Power and Renewable Electricity Producers - 0.8%
NextEra Energy Partners LP
2.50%, 6/15/2026 (2)(a)(g) 3,840,000 3,582,720
Sunnova Energy International, Inc.
0.25%, 12/1/2026 (2)(a) 3,450,000 2,668,575
2.63%, 2/15/2028 (2)(a)(g) 8,137,000 6,570,627
12,821,922
Interactive Media & Services - 0.9%
Eventbrite, Inc.
0.75%, 9/15/2026 (2)(a) 7,400,000 5,106,000
Snap, Inc.
0.00%, 5/1/2027 (2)(a) 1,175,000 820,737
0.13%, 3/1/2028 (2)(a)(g) 12,872,000 8,592,060
14,518,797
Internet & Direct Marketing Retail - 2.2%
Etsy, Inc.
0.25%, 6/15/2028 (2)(a) 12,100,000 10,330,980
Farfetch Ltd. (United Kingdom)
3.75%, 5/1/2027 (2)(a) 5,525,000 4,143,750
Fiverr International Ltd.
0.00%, 11/1/2025 (2)(a) 5,276,000 4,254,738
Groupon, Inc.
1.13%, 3/15/2026 (2)(a) 4,250,000 2,443,750
Porch Group, Inc.
0.75%, 9/15/2026 (2)(a)(g) 3,400,000 1,853,646
Wayfair, Inc.
3.25%, 9/15/2027 (2)(a)(g) 6,483,000 4,943,287
Xometry, Inc.
1.00%, 2/1/2027 (2)(a)(g) 7,225,000 6,102,188
34,072,339
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
IT Services - 1.8%
DigitalOcean Holdings, Inc.
0.00%, 12/1/2026 (2)(a) $ 3,325,000 2,485,438
Fastly, Inc.
0.00%, 3/15/2026 (2)(a) 7,375,000 5,346,875
Repay Holdings Corp.
0.00%, 2/1/2026 (2)(a)(g) 8,300,000 6,061,559
Shift4 Payments, Inc.
0.50%, 8/1/2027 (2)(a) 8,575,000 7,215,863
Shopify, Inc. (Canada)
0.13%, 11/1/2025 (2)(a) 7,675,000 6,552,531
27,662,266
Leisure Products - 0.2%
Peloton Interactive, Inc.
0.00%, 2/15/2026 (2)(a) 4,875,000 3,455,490
Life Sciences Tools & Services - 0.2%
CryoPort, Inc.
0.75%, 12/1/2026 (2)(a)(g) 3,083,000 2,260,147
Machinery - 1.1%
3D Systems Corp.
0.00%, 11/15/2026 (2)(a) 9,900,000 6,751,800
Greenbrier Cos., Inc. (The)
2.88%, 4/15/2028 (2)(a) 11,535,000 10,168,103
16,919,903
Media - 0.8%
Cable One, Inc.
1.13%, 3/15/2028 (2)(a) 7,514,000 5,582,902
TechTarget, Inc.
0.00%, 12/15/2026 (2)(a)(g) 9,825,000 7,457,175
13,040,077
Metals & Mining - 0.0% (c)
Ivanhoe Mines Ltd. (Canada)
2.50%, 4/15/2026 (2)(a)(g) 575,000 698,337
Oil, Gas & Consumable Fuels - 0.1%
Northern Oil and Gas, Inc.
3.63%, 4/15/2029 (2)(a)(g) 1,422,000 1,528,650
Pharmaceuticals - 0.7%
Innoviva, Inc.
2.13%, 3/15/2028 (2)(a)(g) 13,373,000 10,805,384
Professional Services - 0.2%
Upwork, Inc.
0.25%, 8/15/2026 (2)(a) 4,225,000 3,168,156
Real Estate Management & Development - 0.3%
Realogy Group LLC
0.25%, 6/15/2026 (2)(a) 4,425,000 3,093,075
Redfin Corp.
0.50%, 4/1/2027 (2)(a) 4,535,000 2,072,495
5,165,570
Road & Rail - 0.5%
Lyft, Inc.
1.50%, 5/15/2025 (2)(a) 9,150,000 8,056,205
Semiconductors & Semiconductor Equipment - 0.1%
Semtech Corp.
1.63%, 11/1/2027 (2)(a)(g) 1,928,000 1,971,380

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2022
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Software - 1.3%
8x8, Inc.
0.50%, 2/1/2024 (2)(a) $ 2,450,000 2,229,477
4.00%, 2/1/2028 (2)(a) 5,050,000 4,161,200
Confluent, Inc.
0.00%, 1/15/2027 (2)(a) 5,825,000 4,397,875
Envestnet, Inc.
2.63%, 12/1/2027 (2)(a)(g) 1,230,000 1,319,790
Marathon Digital Holdings, Inc.
1.00%, 12/1/2026 (2)(a) 6,855,000 1,529,751
Unity Software, Inc.
0.00%, 11/15/2026 (2)(a) 6,825,000 5,108,513
Veritone, Inc.
1.75%, 11/15/2026 (2)(a) 1,091,000 657,328
19,403,934
TOTAL CONVERTIBLE BONDS
(Cost $399,360,429) 343,632,636
NO. OF
RIGHTS
RIGHTS - 0.0% (c)
Biotechnology - 0.0% (c)
Ambit Biosciences Corp., CVR
(3)*(d) 146,272 140,031
Tobira Therapeutics, Inc., CVR
(3)*(d) 11,880 146,105
286,136
Capital Markets - 0.0% (c)
Accretion Acquisition Corp.,
expiring 3/1/2028 *(a)(b) 202,180 14,638
Alset Capital Acquisition Corp.,
expiring 2/3/2025 (3)*(b)(d) 122,496 18,374
Aquaron Acquisition Corp., expiring
7/15/2026 (2)*(b) 35,605 7,833
Bannix Acquisition Corp., expiring
8/30/2026 (2)*(b) 26,277 2,234
Blockchain Moon Acquisition Corp.,
expiring 10/21/2026 *(b) 44,844 1,574
Breeze Holdings Acquisition Corp.
(2)*(b) 55,000 7,161
Broad Capital Acquisition Corp.,
expiring 1/13/2027 *(b) 69,739 6,974
Clean Earth Acquisitions Corp.,
expiring 8/28/2028 (2)*(b) 195,348 22,465
Deep Medicine Acquisition Corp.,
expiring 9/30/2028 *(b) 152,927 7,646
Edoc Acquisition Corp., expiring
11/30/2027 (2)*(b) 55,000 4,945
EF Hutton Acquisition Corp. I *(b) 34,096 3,737
Feutune Light Acquisition Corp.
(2)*(b) 94,079 7,620
Financial Strategies Acquisition
Corp., expiring 1/7/2023 (2)*(b) 131,193 9,840
Fintech Ecosystem Development
Corp., expiring 1/4/2026 *(b) 10,730 1,502
Global Blockchain Acquisition
Corp. (3)*(b)(d) 161,196 6,464
Global Star Acquisition, Inc. *(b) 50,064 8,656
Globalink Investment, Inc., expiring
12/9/2026 *(b) 74,843 3,772
INVESTMENTS
NO. OF
RIGHTS
VALUE ($)
Capital Markets - 0.0% (c) (continued)
Goldenstone Acquisition Ltd.,
expiring 7/15/2026 (3)*(b)(d) 32,200 2,898
Inception Growth Acquisition Ltd.
(2)*(b) 112,518 11,139
JUPITER WELLNESS
ACQUISITION Corp. (2)*(b) 149,929 14,993
Metal Sky Star Acquisition Corp.,
expiring 12/31/2023 *(b) 103,342 8,784
Monterey Capital Acquisition Corp.,
expiring 5/13/2027 (2)*(b) 71,394 6,783
NorthView Acquisition Corp.,
expiring 8/2/2027 *(b) 154,598 26,668
PHP Ventures Acquisition Corp.,
expiring 8/11/2026 *(b) 29,400 5,145
Prime Number Acquisition I Corp.
*(b) 35,700 6,426
Redwoods Acquisition Corp.,
expiring 3/15/2027 (2)*(b) 74,885 11,982
RF Acquisition Corp., expiring
3/29/2024 (2)*(b) 114,573 9,177
ROC Energy Acquisition Corp.,
expiring 11/30/2028 *(b) 149,375 23,900
Sagaliam Acquisition Corp.,
expiring 5/31/2028 (2)*(b) 70,003 8,400
Welsbach Technology Metals
Acquisition Corp., expiring
3/31/2023 (2)*(b) 9,289 1,858
Yotta Acquisition Corp., expiring
12/31/2023 *(b) 68,693 8,243
281,831
TOTAL RIGHTS
(Cost $–) 567,967
NO. OF
WARRANTS
WARRANTS - 0.2%
Aerospace & Defense - 0.0% (c)
Eve Holding, Inc., expiring
10/8/2025 * 82,026 20,507
Biotechnology - 0.0% (c)
180 Life Sciences Corp.,
expiring 11/7/2025 * 436,146 27,564
4d pharma plc, expiring
3/22/2026 (United Kingdom) * 15,533 23
Cardio Diagnostics Holdings,
Inc., expiring 12/1/2026 * 18,133 898
DermTech, Inc., expiring
8/29/2024 * 142,912 15,677
Ensysce Biosciences, Inc.,
expiring 2/1/2026 * 170,623 3,754
Peak Bio, Inc., expiring
12/31/2027 * 6,026 1,494
ZyVersa Therapeutics, Inc.,
expiring 12/20/2026 (3)*(d) 38,655 2,706
52,116

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2022
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.1%
26 Capital Acquisition Corp.,
expiring 12/31/2027 *(b) 74,200 20,776
7GC & Co. Holdings, Inc.,
expiring 12/31/2026 *(b) 67,750 4,743
Accretion Acquisition Corp.,
expiring 2/19/2023 *(a)(b) 101,090 1,890
Achari Ventures Holdings
Corp. I, expiring 8/5/2026
*(a)(b) 42,909 2,145
Acri Capital Acquisition Corp.,
expiring 2/1/2029 (3)*(a)(b)(d) 27,498 962
Acropolis Infrastructure
Acquisition Corp., expiring
3/31/2026 *(a)(b) 140,333 16,840
Adit EdTech Acquisition
Corp., expiring 12/31/2027
*(a)(b) 41,250 2,475
Aequi Acquisition Corp.,
expiring 11/30/2027 *(b) 107,000 2,996
Aesther Healthcare
Acquisition Corp., expiring
7/19/2026 *(b) 20,252 3,038
Aetherium Acquisition Corp.,
expiring 1/21/2028 (2)*(b) 175,712 580
Alpha Healthcare Acquisition
Corp. III, expiring 4/12/2027
*(a)(b) 52,000 8,658
Alpine Acquisition Corp.,
expiring 5/1/2026 *(b) 15,103 1,510
Alset Capital Acquisition
Corp., expiring 2/2/2027
(2)*(b) 61,248 4,747
AltEnergy Acquisition Corp.,
expiring 11/2/2028 *(a)(b) 61,463 6,331
Altitude Acquisition Corp.,
expiring 11/30/2027 *(a)(b) 96,300 3,948
AMCI Acquisition Corp. II,
expiring 12/31/2028 *(b) 69,500 16,680
American Acquisition
Opportunity, Inc., expiring
5/28/2026 *(b) 58,500 1,205
Anzu Special Acquisition
Corp. I, expiring 12/31/2027
*(a)(b) 68,889 2,618
Apeiron Capital Investment
Corp., expiring 6/24/2023
*(a)(b) 54,024 8,104
Arbor Rapha Capital
Bioholdings Corp. I, expiring
3/14/2023 *(a)(b) 47,678 1,931
Armada Acquisition Corp. I,
expiring 8/13/2026 (2)*(b) 64,166 1,989
Arogo Capital Acquisition
Corp., expiring 3/23/2028
(3)*(b)(d) 96,774 7,258
Arrowroot Acquisition Corp.,
expiring 3/2/2026 (2)*(a)(b) 41,500 208
Artemis Strategic Investment
Corp., expiring 2/12/2023
(2)*(b) 102,400 13,844
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.1% (continued)
Athena Consumer Acquisition
Corp., expiring 7/31/2028 *(b) 64,463 7,497
Athena Technology
Acquisition Corp. II, expiring
10/17/2028 *(a)(b) 319,116 12,701
Atlantic Coastal Acquisition
Corp., expiring 12/31/2027
*(a)(b) 228,472 11,424
Atlantic Coastal Acquisition
Corp. II, expiring 6/2/2028
*(a)(b) 206,631 13,431
Ault Disruptive Technologies
Corp., expiring 6/20/2028
*(a)(b) 54,855 2,194
Aurora Acquisition Corp.,
expiring 12/31/2028 (United
Kingdom) *(b) 9,375 141
Authentic Equity Acquisition
Corp., expiring 12/31/2027
*(a)(b) 41,266 644
Avalon Acquisition, Inc.,
expiring 2/26/2023 *(b) 79,701 5,181
AxonPrime Infrastructure
Acquisition Corp., expiring
7/8/2023 *(b) 78,055 3,146
B Riley Principal 250 Merger
Corp., expiring 12/31/2027
*(b) 117,289 3,530
Banner Acquisition Corp.,
expiring 1/15/2028 *(b) 20,196 305
Bannix Acquisition Corp.,
expiring 2/19/2023 (2)*(b) 26,277 657
Banyan Acquisition Corp.,
expiring 9/30/2028 *(b) 167,229 4,181
Beard Energy Transition
Acquisition Corp., expiring
12/31/2027 *(b) 74,755 5,980
Belong Acquisition Corp.,
expiring 12/31/2027 *(b) 64,000 8,960
Berenson Acquisition Corp. I,
expiring 8/1/2026 *(b) 15,392 562
Better World Acquisition
Corp., expiring 11/15/2027
*(b) 49,500 4,876
Bilander Acquisition Corp.,
expiring 12/31/2027 *(b) 60,416 10,875
Bite Acquisition Corp.,
expiring 12/31/2027 *(b) 41,600 2,496
Black Mountain Acquisition
Corp., expiring 10/15/2027
*(b) 183,774 6,745
Blockchain Moon Acquisition
Corp., expiring 10/14/2026
*(b) 44,844 807
Breeze Holdings Acquisition
Corp., expiring 5/25/2027 *(b) 55,000 3,509
Build Acquisition Corp.,
expiring 4/29/2023 (2)*(b) 135,000 1,350
BurTech Acquisition Corp.,
expiring 12/18/2026 *(b) 447,209 2,728

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2022
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.1% (continued)
byNordic Acquisition Corp.,
expiring 2/9/2027 *(b) 69,207 1,384
C5 Acquisition Corp., expiring
5/19/2028 *(b) 131,692 3,951
Canna-Global Acquisition
Corp., expiring 2/9/2028
(2)*(b) 188,580 3,753
Carney Technology
Acquisition Corp. II, expiring
11/30/2027 *(b) 163,143 10,963
Cascadia Acquisition Corp.,
expiring 2/5/2023 (2)*(b) 60,303 639
CENAQ Energy Corp.,
expiring 12/31/2027 *(b) 105,000 11,550
CF Acquisition Corp. IV,
expiring 12/14/2025 *(b) 78,500 6,044
CF Acquisition Corp. VII,
expiring 3/15/2026 (2)*(b) 48,764 1,560
CF Acquisition Corp. VIII,
expiring 12/31/2027 *(b) 48,500 1,358
Churchill Capital Corp. V,
expiring 10/29/2027 *(b) 10,350 835
Churchill Capital Corp. VI,
expiring 12/31/2027 *(b) 16,600 996
Churchill Capital Corp. VII,
expiring 2/29/2028 *(b) 16,600 820
CIIG Capital Partners II, Inc.,
expiring 2/28/2028 *(b) 70,884 4,962
Clean Earth Acquisitions
Corp., expiring 2/24/2028
(2)*(b) 97,674 7,814
Colombier Acquisition Corp.,
expiring 12/31/2028 (2)*(b) 78,300 6,734
Compute Health Acquisition
Corp., expiring 12/31/2027
*(b) 23,100 2,595
Concord Acquisition Corp. II,
expiring 12/31/2028 (2)*(b) 95,464 11,045
Concord Acquisition Corp. III,
expiring 12/31/2028 *(b) 215,234 14,636
Conx Corp., expiring
10/30/2027 *(b) 92,500 13,875
Conyers Park III Acquisition
Corp., expiring 8/12/2028 *(b) 161,500 24,063
Corner Growth Acquisition
Corp., expiring 12/31/2027
*(b) 110,400 3,323
Crixus BH3 Acquisition Co.,
expiring 11/23/2026 *(b) 42,289 4,652
D & Z Media Acquisition
Corp., expiring 12/31/2027
*(b) 27,453 1,411
Data Knights Acquisition
Corp., expiring 12/31/2028
*(b) 50,667 1,758
DiamondHead Holdings
Corp., expiring 1/28/2028 *(b) 20,700 2,174
Digital Health Acquisition
Corp., expiring 10/14/2023
(2)*(b) 71,745 7,096
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.1% (continued)
Digital Transformation
Opportunities Corp., expiring
3/31/2028 *(b) 20,733 1,331
Direct Selling Acquisition
Corp., expiring 11/23/2023
*(b) 51,291 2,052
dMY Squared Technology
Group, Inc., expiring
11/21/2027 *(b) 6,140 2,512
dMY Technology Group, Inc.
VI, expiring 6/25/2023 *(b) 41,091 4,315
DTRT Health Acquisition
Corp., expiring 8/31/2029 *(b) 60,408 13,296
DUET Acquisition Corp.,
expiring 7/19/2028 (3)*(b)(d) 73,788 1,107
Dune Acquisition Corp.,
expiring 10/29/2027 *(b) 22,884 252
East Resources Acquisition
Co., expiring 7/1/2027 *(b) 219,000 38,325
Edify Acquisition Corp.,
expiring 12/31/2027 *(b) 41,550 1,251
Edoc Acquisition Corp.,
expiring 11/30/2027 *(b) 55,000 2,173
EdtechX Holdings Acquisition
Corp. II, expiring 6/15/2027
*(b) 40,875 1,794
EF Hutton Acquisition Corp. I,
expiring 12/8/2027 *(b) 34,096 546
EG Acquisition Corp.,
expiring 5/28/2028 *(b) 155,666 30,044
Epiphany Technology
Acquisition Corp., expiring
12/31/2027 *(b) 65,416 150
Everest Consolidator
Acquisition Corp., expiring
7/19/2028 *(b) 65,508 989
Evo Acquisition Corp.,
expiring 12/31/2027 *(b) 9,660 539
ExcelFin Acquisition Corp.,
expiring 7/5/2023 (2)*(b) 67,393 2,022
FAST Acquisition Corp. II,
expiring 3/16/2026 *(b) 24,250 16,247
Feutune Light Acquisition
Corp., expiring 6/1/2029 *(b) 94,079 2,822
FG Merger Corp., expiring
6/17/2027 (2)*(b) 73,638 3,682
Financial Strategies
Acquisition Corp., expiring
3/31/2028 (3)*(b)(d) 131,193 2,624
FinServ Acquisition Corp. II,
expiring 2/17/2026 *(b) 20,791 106
Fintech Ecosystem
Development Corp., expiring
12/31/2028 (3)*(b)(d) 5,365 376
First Light Acquisition Group,
Inc., expiring 10/7/2023 *(b) 20,232 1,012
First Reserve Sustainable
Growth Corp., expiring
12/31/2027 *(b) 20,625 260

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2022
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.1% (continued)
Flame Acquisition Corp.,
expiring 12/31/2028 (2)*(b) 65,866 42,819
Focus Impact Acquisition
Corp., expiring 4/23/2023 *(b) 50,975 2,549
Forest Road Acquisition
Corp. II, expiring 1/15/2026
*(b) 16,622 5,552
Fortune Rise Acquisition
Corp., expiring 11/26/2023
*(b) 49,324 1,726
Forum Merger IV Corp.,
expiring 12/31/2027 *(b) 117,500 3,525
FoxWayne Enterprises
Acquisition Corp., expiring
12/31/2026 *(b) 34,500 2,915
FTAC Emerald Acquisition
Corp., expiring 8/22/2028 *(b) 118,863 5,943
FTAC Parnassus Acquisition
Corp., expiring 3/10/2026 *(b) 44,034 881
Fusion Acquisition Corp. II,
expiring 12/31/2027 *(b) 27,666 22
Future Health ESG Corp.,
expiring 2/19/2023 *(b) 45,911 3,214
FutureTech II Acquisition
Corp., expiring 2/16/2027
(2)*(b) 38,964 1,177
Gardiner Healthcare
Acquisitions Corp., expiring
7/30/2028 *(b) 52,651 6,845
Genesis Unicorn Capital
Corp., expiring 6/30/2026
(2)*(b) 67,549 3,040
GigCapital5, Inc., expiring
12/31/2028 *(b) 123,100 4,308
Global Blockchain Acquisition
Corp., expiring 5/10/2027 *(b) 161,196 2,434
Global Star Acquisition, Inc.,
expiring 11/10/2027 (2)*(b) 50,064 1,737
Global Systems Dynamics,
Inc., expiring 12/31/2027 *(b) 69,500 3,475
Globalink Investment, Inc.,
expiring 12/3/2026 *(b) 74,843 748
Goal Acquisitions Corp.,
expiring 2/11/2026 *(b) 84,630 4,088
Golden Arrow Merger Corp.,
expiring 7/31/2026 *(b) 131,733 869
Golden Falcon Acquisition
Corp., expiring 11/4/2026 *(b) 64,925 9,739
Goldenstone Acquisition Ltd.,
expiring 7/15/2026 *(b) 32,200 35
Good Works II Acquisition
Corp., expiring 2/1/2028 *(b) 126,000 9,135
Gores Holdings IX, Inc.,
expiring 1/14/2029 (2)*(b) 552,098 104,954
Graf Acquisition Corp. IV,
expiring 5/31/2028 *(b) 73,000 6,198
GSR II Meteora Acquisition
Corp., expiring 7/22/2023 *(b) 244,186 15,603
GX Acquisition Corp. II,
expiring 12/31/2028 *(b) 137,666 108,756
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.1% (continued)
Hawks Acquisition Corp.,
expiring 10/13/2028 (3)*(b)(d) 37,175 260
Healthwell Acquisition Corp. I,
expiring 8/5/2028 (2)*(b) 139,600 11,168
Heartland Media Acquisition
Corp., expiring 10/21/2027
(2)*(b) 200,423 7,857
Hennessy Capital Investment
Corp. VI, expiring 12/31/2027
*(b) 232,490 22,435
HNR Acquisition Corp.,
expiring 7/29/2028 (2)*(b) 49,014 4,901
Home Plate Acquisition
Corp., expiring 3/3/2023 *(b) 20,508 205
IG Acquisition Corp., expiring
10/5/2027 *(b) 182,500 4,508
Inception Growth Acquisition
Ltd., expiring 10/15/2026
(3)*(b)(d) 56,259 2,250
Industrial Tech Acquisitions
II, Inc., expiring 12/31/2028
(2)*(b) 63,004 5,040
Insight Acquisition Corp.,
expiring 2/11/2023 (3)*(b)(d) 25,170 143
Integral Acquisition Corp. 1,
expiring 12/14/2028 (3)*(b)(d) 53,808 4,009
Integrated Rail and
Resources Acquisition Corp.,
expiring 5/21/2023 *(b) 54,219 7,591
Intelligent Medicine
Acquisition Corp., expiring
11/5/2026 *(b) 62,785 659
InterPrivate III Financial
Partners, Inc., expiring
12/31/2027 *(b) 16,500 1,114
InterPrivate IV InfraTech
Partners, Inc., expiring
12/31/2027 (2)*(b) 16,600 666
Iris Acquisition Corp., expiring
3/5/2026 *(b) 63,888 4,855
Jackson Acquisition Co.,
expiring 12/31/2028 (2)*(b) 183,961 1,049
Jaws Hurricane Acquisition
Corp., expiring 2/23/2023 *(b) 34,250 5,497
Juniper II Corp., expiring
12/31/2028 *(b) 53,808 8,792
Jupiter Acquisition Corp.,
expiring 8/17/2028 (2)*(b) 105,000 6,300
Kadem Sustainable Impact
Corp., expiring 3/16/2026 *(b) 151,547 1,561
Kimbell Tiger Acquisition
Corp., expiring 9/15/2028
(2)*(b) 185,772 16,719
Kingswood Acquisition Corp.,
expiring 5/1/2027 *(b) 112,062 4,393
KINS Technology Group, Inc.,
expiring 12/31/2025 *(b) 78,500 2,363
KludeIn I Acquisition Corp.,
expiring 7/8/2027 (2)*(b) 28,833 2,284

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2022
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.1% (continued)
KnightSwan Acquisition
Corp., expiring 7/21/2028 *(b) 167,019 7,533
Landcadia Holdings IV, Inc.,
expiring 3/29/2028 *(b) 84,500 11,374
LAVA Medtech Acquisition
Corp., expiring 4/1/2023 *(b) 31,732 162
Learn CW Investment Corp.,
expiring 12/31/2028 (3)*(b)(d) 13,352 801
Legato Merger Corp. II,
expiring 2/5/2023 *(b) 77,207 33,894
LF Capital Acquisition Corp.
II, expiring 1/7/2026 (2)*(b) 54,396 1,360
LightJump Acquisition Corp.,
expiring 12/31/2027 *(b) 26,286 3,890
Lionheart III Corp., expiring
3/19/2023 (2)*(b) 44,840 2,148
Live Oak Crestview Climate
Acquisition Corp., expiring
3/12/2026 *(b) 54,710 9,842
Live Oak Mobility Acquisition
Corp., expiring 3/4/2028 *(b) 17,760 2,486
Logistics Innovation
Technologies Corp., expiring
6/15/2028 *(b) 81,857 3,282
M3-Brigade Acquisition II
Corp., expiring 12/31/2027
*(b) 413,333 22,485
M3-Brigade Acquisition III
Corp., expiring 5/11/2023
(2)*(b) 149,671 62,847
Maquia Capital Acquisition
Corp., expiring 12/31/2027
*(b) 113,500 4,086
Marblegate Acquisition Corp.,
expiring 8/31/2028 (3)*(b)(d) 573,387 22,935
Mason Industrial Technology,
Inc., expiring 12/31/2027 *(b) 50,518 1,010
Maxpro Capital Acquisition
Corp., expiring 7/22/2026 *(b) 9,347 514
McLaren Technology
Acquisition Corp., expiring
3/3/2023 (2)*(b) 89,681 2,242
MedTech Acquisition Corp.,
expiring 12/18/2025 *(b) 45,166 3,387
Mercato Partners Acquisition
Corp., expiring 12/28/2026
(2)*(b) 71,745 1,083
Metal Sky Star Acquisition
Corp., expiring 4/1/2027 *(b) 103,342 2,584
Minority Equality
Opportunities Acquisition,
Inc., expiring 4/29/2023 *(b) 40,202 1,809
Mobiv Acquisition Corp.,
expiring 9/23/2027 (3)*(b)(d) 101,917 6,115
Monterey Bio Acquisition
Corp., expiring 6/7/2023 *(b) 8,700 283
Monterey Capital Acquisition
Corp., expiring 5/11/2027 *(b) 71,394 2,720
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.1% (continued)
Mount Rainier Acquisition
Corp., expiring 11/27/2026
*(b) 84,937 15,289
Murphy Canyon Acquisition
Corp., expiring 2/3/2027 *(b) 97,859 6,752
Nabors Energy Transition
Corp., expiring 11/17/2026
*(b) 127,094 7,371
New Providence Acquisition
Corp. II, expiring 12/31/2027
*(b) 41,859 4,186
Newbury Street Acquisition
Corp., expiring 12/31/2027
*(b) 88,000 6,160
NewHold Investment Corp. II,
expiring 10/21/2023 *(b) 67,366 10,058
Northern Genesis Acquisition
Corp. III, expiring 12/31/2027
*(b) 57,500 4,824
Northern Star Investment
Corp. II, expiring 1/31/2028
*(b) 16,500 1,069
Northern Star Investment
Corp. III, expiring 2/25/2028
(3)*(b)(d) 13,777 276
Northern Star Investment
Corp. IV, expiring 12/31/2027
*(b) 13,777 321
NorthView Acquisition Corp.,
expiring 8/2/2027 (3)*(b)(d) 77,299 3,672
Nubia Brand International
Corp., expiring 11/16/2026
(3)*(b)(d) 142,150 11,372
OCA Acquisition Corp.,
expiring 12/31/2027 (2)*(b) 55,769 552
OceanTech Acquisitions I
Corp., expiring 5/10/2026 *(b) 104,000 4,056
OmniLit Acquisition Corp.,
expiring 11/8/2026 *(b) 40,496 1,316
OPY Acquisition Corp. I,
expiring 4/8/2023 (2)*(b) 41,286 2,073
Osiris Acquisition Corp.,
expiring 5/1/2028 (2)*(b) 254,000 10,439
Papaya Growth Opportunity
Corp. I, expiring 12/31/2028
(2)*(b) 206,644 16,428
Parabellum Acquisition Corp.,
expiring 9/30/2026 *(b) 24,278 971
Phoenix Biotech Acquisition
Corp., expiring 9/1/2026 *(b) 106,172 4,173
PHP Ventures Acquisition
Corp., expiring 12/4/2023 *(b) 14,700 882
Pine Technology Acquisition
Corp., expiring 3/31/2028 *(b) 213,333 363
Pivotal Investment Corp. III,
expiring 12/31/2027 (2)*(b) 16,566 828
PMV Consumer Acquisition
Corp., expiring 8/31/2027
(2)*(b) 146,000 1,460

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2022
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.1% (continued)
Pono Capital Corp., expiring
6/16/2026 *(b) 89,775 5,835
Pono Capital Two, Inc.,
expiring 9/23/2027 *(b) 92,094 5,074
Post Holdings Partnering
Corp., expiring 4/12/2026 *(b) 64,630 5,170
Power & Digital Infrastructure
Acquisition II Corp., expiring
12/14/2028 *(b) 159,558 11,201
PowerUp Acquisition Corp.,
expiring 2/18/2027 *(b) 226,462 18,117
Prime Number Acquisition I
Corp., expiring 7/1/2027 *(b) 17,850 1,160
Priveterra Acquisition Corp.,
expiring 12/31/2027 *(b) 31,100 1,418
Progress Acquisition Corp.,
expiring 12/31/2027 *(b) 41,500 2,602
PROOF Acquisition Corp. I,
expiring 12/3/2028 (2)*(b) 75,432 2,316
Redwoods Acquisition Corp.,
expiring 3/15/2027 *(b) 74,885 3,520
Relativity Acquisition Corp.,
expiring 2/11/2027 *(b) 89,748 2,917
RF Acquisition Corp., expiring
5/1/2028 (2)*(b) 114,573 1,432
Rosecliff Acquisition Corp. I,
expiring 12/31/2027 *(b) 27,555 827
Roth Ch Acquisition IV Co.,
expiring 7/1/2026 (2)*(b) 49,182 11,873
Roth CH Acquisition V Co.,
expiring 12/10/2026 (2)*(b) 14,143 566
Schultze Special Purpose
Acquisition Corp. II, expiring
3/25/2028 (3)*(b)(d) 31,865 360
Seaport Calibre Materials
Acquisition Corp., expiring
7/19/2026 *(b) 22,683 794
Seaport Global Acquisition
II Corp., expiring 11/17/2026
*(b) 40,848 396
Senior Connect Acquisition
Corp. I, expiring 12/31/2027
*(b) 78,500 4,718
ShoulderUp Technology
Acquisition Corp., expiring
7/26/2023 *(b) 108,870 2,177
Signal Hill Acquisition Corp.,
expiring 2/11/2027 (3)*(b)(d) 44,930 449
Silver Spike Acquisition Corp.
II, expiring 2/26/2026 *(b) 20,000 596
Sizzle Acquisition Corp.,
expiring 3/12/2026 *(b) 35,872 10,762
Social Leverage Acquisition
Corp. I, expiring 2/17/2028
*(b) 20,666 1,240
Southport Acquisition Corp.,
expiring 5/24/2028 (2)*(b) 182,986 4,154
SportsMap Tech Acquisition
Corp., expiring 9/1/2027
(2)*(b) 64,363 3,534
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.1% (continued)
Springwater Special
Situations Corp., expiring
4/12/2026 *(b) 20,106 402
Stratim Cloud Acquisition
Corp., expiring 3/5/2026
(2)*(b) 148,000 1,480
Sustainable Development
Acquisition I Corp., expiring
12/31/2028 *(b) 41,836 1,673
Tailwind Acquisition Corp.,
expiring 9/7/2027 *(b) 312,710 21,890
Tastemaker Acquisition Corp.,
expiring 12/31/2025 *(b) 72,083 10,812
Tech and Energy Transition
Corp., expiring 12/31/2027
*(b) 123,333 4,082
TG Venture Acquisition Corp.,
expiring 8/13/2023 *(b) 215,235 12,914
Thunder Bridge Capital
Partners III, Inc., expiring
2/15/2028 *(b) 16,818 1,290
Thunder Bridge Capital
Partners IV, Inc., expiring
3/12/2023 (3)*(b)(d) 64,400 12,236
TLG Acquisition One Corp.,
expiring 1/25/2028 *(b) 27,727 1,137
Trajectory Alpha Acquisition
Corp., expiring 12/31/2027
*(b) 54,960 2,198
Twelve Seas Investment Co.
II, expiring 3/2/2028 *(b) 32,933 494
USHG Acquisition Corp.,
expiring 12/31/2028 *(b) 41,285 50
Viscogliosi Brothers
Acquisition Corp., expiring
3/18/2027 *(b) 26,480 1,438
Vision Sensing Acquisition
Corp., expiring 3/24/2023 *(b) 38,412 1,125
VMG Consumer Acquisition
Corp., expiring 7/3/2023
(2)*(b) 90,393 3,616
VPC Impact Acquisition
Holdings II, expiring
12/31/2027 (3)*(b)(d) 26,666 325
Warburg Pincus Capital Corp.
I-B, expiring 3/9/2026 (3)*(b)
(d) 12,000 60
Western Acquisition Ventures
Corp., expiring 1/12/2027
(2)*(b) 67,539 4,390
Williams Rowland Acquisition
Corp., expiring 12/11/2026
*(b) 115,833 5,224
Yotta Acquisition Corp.,
expiring 3/15/2027 (2)*(b) 68,693 2,061
Zimmer Energy Transition
Acquisition Corp., expiring
5/14/2023 *(b) 160,666 30,527
1,556,515

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2022
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Consumer Finance - 0.0% (c)
Moneylion, Inc., expiring
9/22/2026 * 93,050 3,824
Diversified Financial Services - 0.0% (c)
SHF Holdings, Inc., expiring
9/28/2027 * 33,106 2,079
Electrical Equipment - 0.0% (c)
Eos Energy Enterprises, Inc.,
expiring 5/6/2026 * 94,011 23,512
Fusion Fuel Green plc,
expiring 12/10/2025 (Ireland)
* 5,569 5,122
28,634
Electronic Equipment, Instruments & Components - 0.0% (c)
Innoviz Technologies Ltd.,
expiring 4/5/2026 (Israel) * 54,268 78,689
Velodyne Lidar, Inc., expiring
9/29/2025 * 89,248 22,776
101,465
Equity Real Estate Investment Trusts (REITs) - 0.0% (c)
Appreciate Holdings, Inc.,
expiring 11/29/2027 * 1,953 59
Health Care Equipment & Supplies - 0.0% (c)
SeaStar Medical Holding
Corp., expiring 1/26/2026 * 9,883 894
Hotels, Restaurants & Leisure - 0.0% (c)
Hall of Fame Resort &
Entertainment Co., expiring
7/1/2025 * 110,938 5,214
Selina Hospitality plc,
expiring 10/25/2027 (United
Kingdom) * 21,842 1,638
6,852
Household Durables - 0.0% (c)
Landsea Homes Corp.,
expiring 1/7/2026 * 179,313 17,035
Insurance - 0.0% (c)
International General
Insurance Holdings Ltd.,
expiring 3/17/2025 (Jordan)
(2)* 189,604 109,970
Sagicor Financial Co. Ltd.,
expiring 12/5/2024 (Canada)
(3)*(d) 124,500 4,598
114,568
Interactive Media & Services - 0.0% (c)
Leafly Holdings, Inc., expiring
11/7/2026 * 32,727 1,312
Internet & Direct Marketing Retail - 0.0% (c)
BARK, Inc., expiring
8/29/2025 * 142,155 21,338
Nogin, Inc., expiring
8/26/2027 * 83,154 1,621
22,959
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
IT Services - 0.0% (c)
Getaround, Inc., expiring
3/9/2026 * 13,611 622
Mortgage Real Estate Investment Trusts (REITs) - 0.0% (c)
Broadmark Realty Capital,
Inc., expiring 11/15/2024 * 263,648 316
Oil, Gas & Consumable Fuels - 0.1%
Brooge Energy Ltd., expiring
12/20/2024 (United Arab
Emirates) * 76,721 15,344
Granite Ridge Resources,
Inc., expiring 9/25/2028 * 79,129 90,999
Sitio Royalties Corp., expiring
8/23/2023 * 322,132 37,045
143,388
Real Estate Management & Development - 0.0% (c)
Doma Holdings, Inc., expiring
7/28/2026 * 35,163 601
Offerpad Solutions, Inc.,
expiring 9/1/2026 * 12,710 286
887
Software - 0.0% (c)
FOXO Technologies, Inc.,
expiring 8/1/2027 * 15,049 405
NextNav, Inc., expiring
10/28/2026 * 45,678 17,705
Otonomo Technologies Ltd.,
expiring 8/13/2026 (Israel) * 251,220 7,486
25,596
Specialty Retail - 0.0% (c)
Kaixin Auto Holdings, expiring
4/30/2024 (Hong Kong) * 28,236 703
Technology Hardware, Storage & Peripherals - 0.0% (c)
CompoSecure, Inc., expiring
10/31/2025 * 62,862 44,003
Transportation Infrastructure - 0.0% (c)
Sky Harbour Group Corp.,
expiring 10/21/2025 * 5,554 1,102
TOTAL WARRANTS
(Cost $678,466) 2,145,436
NO. OF
UNITS
SECURITIES IN LITIGATION - 0.0%
Health Care Equipment & Supplies - 0.0%
DEMC Ltd., Class A (acquired
1/24/2014 - 10/29/2015, Cost
$129,686) (3)*(d)(e) 12,969 –
DEMC Ltd., Class A-2 (acquired
3/10/2016 - 12/18/2018, Cost
$369,930) (3)*(d)(e) 368,190,309 –
DEMC Ltd., Class A-3 (acquired
8/6/2019 - 7/16/2021, Cost
$293,744) (3)*(d)(e) 292,030,544,028 –
DEMC Ltd., Class A-4 (acquired
1/31/2022, Cost $4,032) (3)*(d)(e) 40,321,771,424,070 –

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2022
INVESTMENTS
NO. OF
UNITS
VALUE ($)
Health Care Equipment & Supplies - 0.0% (continued)
DEMC Ltd., Class B (acquired
1/27/2014, Cost $11) (3)*(d)(e) 10,488 –
DEMC Ltd., Class B-2 (acquired
4/12/2017, Cost $–) (3)*(d)(e) 513,897,326 –
DEMC Ltd., Class B-3 (acquired
9/5/2019, Cost $–) (3)*(d)(e) 489,352,292,604 –
DEMC Ltd., Class B-4 (acquired
1/31/2022, Cost $–) (3)*(d)(e) 40,321,771,424,070 –
TOTAL SECURITIES IN LITIGATION
(Cost $797,403) –
UNITS - 0.0% (c)
Capital Markets - 0.0% (c)
dMY Squared Technology Group,
Inc. *(b) 1 10
Plutonian Acquisition Corp. (2)*(b)
15,166 152,419
Qomolangma Acquisition Corp.
(2)*(b) 23,684 239,445
TOTAL UNITS
(Cost $388,500) 391,874
SHARES
SHORT-TERM INVESTMENTS - 57.1%
INVESTMENT COMPANIES - 34.1%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, Institutional Shares, 3.94%
(h)(i) 7,358,942 7,358,942
Limited Purpose Cash Investment
Fund, 4.08% (h)(j) 519,463,003 519,255,218
TOTAL INVESTMENT COMPANIES
(Cost $526,452,786) 526,614,160
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 23.0%
U.S. Treasury Bills
3.09%, 2/9/2023 (2)(a)(k) $ 33,488,000 33,354,400
3.07%, 2/16/2023 (2)(k) 33,355,000 33,189,128
3.73%, 3/9/2023 (2)(k)(l) 70,000,000 69,463,701
3.53%, 3/16/2023 (2)(k)(l) 12,707,000 12,601,621
3.85%, 3/23/2023 (2)(k)(l) 45,461,000 45,037,874
3.93%, 3/30/2023 (2)(k)(l) 3,029,000 2,997,971
3.93%, 4/6/2023 (2)(k)(l) 30,000,000 29,674,500
4.11%, 4/13/2023 (2)(k)(l) 83,372,000 82,430,591
4.68%, 6/8/2023 (2)(a)(k)(l) 13,205,000 12,946,930
4.74%, 6/15/2023 (2)(k)(l) 7,161,000 7,016,643
4.66%, 6/22/2023 (2)(k)(l) 11,213,000 10,973,082
4.71%, 6/29/2023 (2)(k) 15,288,000 14,949,565
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $354,788,563) 354,636,006
TOTAL SHORT-TERM INVESTMENTS
(Cost $881,241,349) 881,250,166
TOTAL LONG POSITIONS
(Cost $1,629,963,210) 1,578,143,762
INVESTMENTS SHARES VALUE ($)
SHORT POSITIONS - (6.4)%
COMMON STOCKS - (5.9)%
Aerospace & Defense - (0.0)% (c)
Virgin Galactic Holdings, Inc. (135,629) (471,989)
Airlines - (0.0)% (c)
JetBlue Airways Corp. (35,899) (232,625)
Auto Components - (0.1)%
LCI Industries
(14,473) (1,338,029)
Luminar Technologies, Inc.
(49,603) (245,535)
(1,583,564)
Biotechnology - (0.3)%
Cytokinetics, Inc.
(89,967) (4,122,288)
Inovio Pharmaceuticals, Inc.
(3,624) (5,653)
(4,127,941)
Capital Markets - 0.0%
Penson Worldwide, Inc. (3)*(d) (212,307) –
Chemicals - (0.8)%
Novozymes A/S, Class B
(Denmark) (2) (244,083) (12,383,236)
Communications Equipment - (0.6)%
Infinera Corp.
(1,087,298) (7,328,388)
Lumentum Holdings, Inc.
(41,200) (2,149,404)
(9,477,792)
Consumer Finance - (0.2)%
EZCORP, Inc., Class A (264,795) (2,158,079)
Diversified Consumer Services - (0.0)% (c)
2U, Inc.
(7,386) (46,310)
Chegg, Inc.
(14,480) (365,910)
(412,220)
Diversified Telecommunication Services - (0.1)%
Bandwidth, Inc., Class A
(3,391) (77,824)
TELUS Corp. (Canada)
(82,126) (1,584,898)
(1,662,722)
Electrical Equipment - (0.4)%
Array Technologies, Inc. (345,065) (6,670,106)
Energy Equipment & Services - (0.2)%
Helix Energy Solutions Group, Inc. (320,963) (2,368,707)
Entertainment - (0.0)% (c)
Sea Ltd., ADR (Singapore) (1,301) (67,691)
Health Care Equipment & Supplies - (0.5)%
Cutera, Inc.
(141,315) (6,248,949)
Varex Imaging Corp.
(92,679) (1,881,384)
(8,130,333)
Health Care Providers & Services - (0.0)% (c)
Guardant Health, Inc. (22,420) (609,824)
Health Care Technology - (0.0)% (c)
Teladoc Health, Inc. (303) (7,166)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2022
INVESTMENTS SHARES VALUE ($)
Hotels, Restaurants & Leisure - (0.6)%
Airbnb, Inc., Class A
(12,514) (1,069,947)
Carnival Corp.
(349,910) (2,820,275)
DraftKings, Inc., Class A
(17,628) (200,783)
MakeMyTrip Ltd. (India)
(69,542) (1,917,273)
Norwegian Cruise Line Holdings
Ltd. (175,364) (2,146,455)
Royal Caribbean Cruises Ltd.
(27,965) (1,382,310)
(9,537,043)
Household Durables - (0.0)% (c)
GoPro, Inc., Class A (42,139) (209,852)
Independent Power and Renewable Electricity Producers - (0.2)%
Sunnova Energy International, Inc. (178,567) (3,215,992)
Interactive Media & Services - (0.0)% (c)
Eventbrite, Inc., Class A
(37,413) (219,240)
Snap, Inc., Class A
(43,704) (391,151)
(610,391)
Internet & Direct Marketing Retail - (0.5)%
Etsy, Inc.
(27,193) (3,257,177)
Farfetch Ltd., Class A (United
Kingdom) (104,085) (492,322)
Fiverr International Ltd.
(909) (26,488)
Groupon, Inc.
(2,932) (25,157)
Porch Group, Inc.
(3,700) (6,956)
Wayfair, Inc., Class A
(42,148) (1,386,248)
Xometry, Inc., Class A
(64,133) (2,067,007)
(7,261,355)
IT Services - (0.2)%
DigitalOcean Holdings, Inc.
(2,101) (53,513)
Fastly, Inc., Class A
(1,980) (16,216)
Repay Holdings Corp.
(16,212) (130,507)
Shift4 Payments, Inc., Class A
(33,187) (1,856,149)
Shopify, Inc., Class A (Canada)
(4,509) (156,507)
(2,212,892)
Leisure Products - (0.0)% (c)
Peloton Interactive, Inc., Class A (188) (1,493)
Life Sciences Tools & Services - (0.0)% (c)
CryoPort, Inc. (2,711) (47,036)
Machinery - (0.3)%
3D Systems Corp.
(49,213) (364,176)
Greenbrier Cos., Inc. (The)
(100,966) (3,385,390)
(3,749,566)
Media - (0.2)%
Cable One, Inc.
(934) (664,877)
Liberty Broadband Corp., Class A
(1,414) (107,252)
Paramount Global, Class A
(104,295) (2,045,225)
TechTarget, Inc.
(18,560) (817,754)
(3,635,108)
INVESTMENTS SHARES VALUE ($)
Metals & Mining - (0.0)% (c)
Ivanhoe Mines Ltd., Class A
(Canada) (53,047) (419,204)
Oil, Gas & Consumable Fuels - (0.1)%
Northern Oil and Gas, Inc. (20,608) (635,139)
Pharmaceuticals - (0.2)%
Innoviva, Inc. (225,420) (2,986,815)
Professional Services - (0.0)% (c)
Upwork, Inc. (4,206) (43,911)
Real Estate Management & Development - (0.1)%
Anywhere Real Estate, Inc.
(44,182) (282,323)
Redfin Corp.
(2,280) (9,667)
Zillow Group, Inc., Class C
(41,177) (1,326,311)
(1,618,301)
Road & Rail - (0.0)% (c)
Lyft, Inc., Class A (32,899) (362,547)
Semiconductors & Semiconductor Equipment - (0.1)%
Semtech Corp. (31,621) (907,206)
Software - (0.2)%
8x8, Inc.
(437,832) (1,891,434)
Confluent, Inc., Class A
(12,037) (267,703)
Envestnet, Inc.
(11,492) (709,056)
Marathon Digital Holdings, Inc.
(846) (2,893)
Unity Software, Inc.
(1,455) (41,599)
Veritone, Inc.
(4,916) (26,055)
(2,938,740)
TOTAL COMMON STOCKS
(Proceeds $(110,982,377)) (90,756,586)
PRINCIPAL
AMOUNT
CONVERTIBLE BONDS - (0.5)%
Hotels, Restaurants & Leisure - (0.5)%
Booking Holdings, Inc.
0.75%, 5/1/2025 (2)
(Proceeds $(7,042,010)) $ (6,200,000) (8,257,805)
TOTAL SHORT POSITIONS
(Proceeds $(118,024,387)) (99,014,391)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 95.9%
(Cost $1,511,938,823) 1,479,129,371
OTHER ASSETS IN EXCESS OF
LIABILITIES - 4.1% (m) 63,584,483
NET ASSETS - 100.0% 1,542,713,854

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2022
* Non-income producing security.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $384,812,245. In addition,
$5,789,773 of cash collateral was pledged.
(b) Special Purpose Acquisition Company.
(c) Represents less than 0.05% of net assets.
(d) Security fair valued using significant unobservable inputs (Level 3) as of December 31, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at December 31, 2022 amounted to $826,428, which represents 0.05% of net assets of the fund.
(e) Restricted securities.  Securities acquired through a private placement transaction exempt from registration under the Securities Act of 1933 and/
or may be subject to legal or contractual restrictions on resale (excluding 144A securities).  Total value of all such securities at December 31, 2022 amounted to $282,452 which represents 0.02% of net assets of the fund.
(f) Defaulted security.
(g) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2022 amounted to $125,919,992, which represents
8.16% of net assets of the fund.
(h) Represents 7-day effective yield as of December 31, 2022.
(i) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(j) For the period ended December 31, 2022, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(k) The rate shown was the effective yield at the date of purchase.
(l) All or a portion of the security pledged as collateral for swap contracts.
(m) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 58,988,109 3.8%
Consumer Discretionary 79,309,259 5.2
Energy 3,303,660 0.2
Financials 261,997,796 17.0
Health Care 59,057,012 3.8
Industrials 47,390,066 3.1
Information Technology 57,181,751 3.7
Materials (648,086) 0.0 (c)
Real Estate 21,503,707 1.4
Utilities 9,795,931 0.6
Investment Companies 526,614,160 34.1
U.S. Treasury Obligations 354,636,006 23.0
Total Investments In Securities
At Value 1,479,129,371 95.9
Other Assets in Excess of
Liabilities (m) 63,584,483 4.1
Net Assets
$ 1,542,713,854 100.0%
Affiliate
Value
At
12/31/2021
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
12/31/2022
Shares
Held At
12/31/2022
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 33.7%
INVESTMENT COMPANIES - 33.7%
Limited Purpose
Cash Investment
Fund,
4.08% (a)
(Cost $519,093,844) $382,197,517 $1,563,707,957 $(1,426,673,595) $(138,001) $161,340 $519,255,218 519,463,003 $7,125,108 $86
(a) Represents 7-day effective yield as of December 31, 2022.
All bonds are denominated in US dollars, unless noted otherwise.
All securities are United States companies, unless noted otherwise in parentheses.

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2022
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).
(3) Level 3 security (See Note 5).
Credit default swap contracts outstanding - buy protection as of December 31, 2022:
Exchange Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
High Yield Index Series
39.V1 5.00 % Quarterly 12/20/2027 4.85 % USD 116,975,000 $ 4,449,834 $ (5,309,812) $ (859,978)
$ 4,449,834 $ (5,309,812) $ (859,978)
Futures contracts outstanding as of December 31, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
U.S. Treasury 2 Year Note 1,075 3/2023 USD $ 220,375,000 $ (204,402)
(204,402)
Short Contracts
S&P 500 E-Mini Index (11) 3/2023 USD (2,123,550) 75,179
S&P 500 E-Mini Index (42) 3/2023 USD (8,108,100) (181)
S&P 500 E-Mini Index (71) 3/2023 USD (13,706,550) (307)
U.S. Treasury 10 Year Note (306) 3/2023 USD (34,315,031) 243,779
U.S. Treasury 5 Year Note (1,167) 3/2023 USD (125,835,422) 324,950
643,420
$ 439,018
Forward Foreign Currency Exchange Contracts outstanding as of December 31, 2022:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
EUR 967,712 USD 1,028,500 CITI 3/15/2023 $ 12,407
USD 27,876,181 CAD 37,235,252 CITI 3/15/2023 361,060
USD 24,482,253 CAD 32,691,630 JPMC 3/15/2023 324,656
Total unrealized appreciation 698,123
USD 2,644,159 CAD 3,592,581 CITI 3/15/2023 (10,594)
USD 506,470 EUR 483,856 CITI 3/15/2023 (13,983)
USD 506,471 EUR 483,856 JPMC 3/15/2023 (13,983)
Total unrealized depreciation (38,560)
Net unrealized appreciation $ 659,563

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2022
Total Return Basket Swaps Outstanding at December 31, 2022
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR plus
or minus a specified spread
(-0.07% to 0.07%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
57-61 months
maturity ranging
from 09/06/2024
- 10/15/2026 $12,564,795 $(4,027,353) $385,696 $(3,641,657)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of long
and short equity positions and
fixed income positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.32% to 0.07%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
43 months
maturity
06/25/2025 $196,905,016 $(41,632,573) $526,397 $(41,106,176)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY PRINCIPAL
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Convertible Bonds
Hong Kong
Seaspan Corp., 3.75%, 12/15/2025 5,725,000 7,039,737 41,571 (0.1)
United States
1Life Healthcare, Inc., 3.00%, 6/15/2025 6,925,000 6,684,832 (865,778) 2.1
Alteryx, Inc., 1.00%, 8/1/2026 3,610,000 3,011,211 (766,640) 1.9
American Airlines Group, Inc., 6.50%, 7/1/2025 15,500,000 16,838,012 (5,024,285) 12.2
Artivion, Inc., 4.25%, 7/1/2025 1,950,000 1,735,372 (300,490) 0.7
Bandwidth, Inc., 0.50%, 4/1/2028 9,255,000 5,767,253 (2,412,566) 5.9
Cable One, Inc., 0.00%, 3/15/2026 7,050,000 5,537,775 (1,692,000) 4.1
Coherus Biosciences, Inc., 1.50%, 4/15/2026 7,600,000 4,983,115 (3,840,735) 9.3
Dropbox, Inc., 0.00%, 3/1/2028 5,500,000 4,900,500 (1,240,250) 3.0
Exact Sciences Corp., 0.38%, 3/1/2028 11,850,000 9,302,883 (1,973,073) 4.8
Exact Sciences Corp., 0.38%, 3/15/2027 2,650,000 2,189,187 (669,568) 1.6
GEO Corrections Holdings, Inc., 6.50%, 2/23/2026 4,635,000 6,661,545 2,379,688 (5.8)
Granite Point Mortgage Trust, Inc., 6.38%, 10/1/2023 1,900,000 1,861,881 388,614 (0.9)
Green Plains, Inc., 2.25%, 3/15/2027 5,650,000 6,755,426 (947,570) 2.3
Inotiv, Inc., 3.25%, 10/15/2027 4,750,000 1,932,656 (3,587,642) 8.7

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2022
REFERENCE ENTITY PRINCIPAL
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Invacare Corp., 4.25%, 3/15/2026 2,725,000 1,263,287 (1,577,847) 3.8
Ironwood Pharmaceuticals, Inc., 1.50%, 6/15/2026 3,400,000 3,710,367 (392,668) 1.0
Liberty TripAdvisor Holdings, Inc., 0.50%, 6/30/2051 2,550,000 1,831,538 (661,796) 1.6
Magnite, Inc., 0.25%, 3/15/2026 7,450,000 5,718,910 (762,232) 1.9
Oak Street Health, Inc., 0.00%, 3/15/2026 10,250,000 7,758,615 (2,224,167) 5.4
Okta, Inc., 0.38%, 6/15/2026 7,570,000 6,360,048 (140,833) 0.3
Opendoor Technologies, Inc., 0.25%, 8/15/2026 7,417,000 2,901,741 (2,356,211) 5.7
PetIQ, Inc., 4.00%, 6/1/2026 2,975,000 2,464,183 (1,800,545) 4.4
Prospect Capital Corp., 6.38%, 3/1/2025 2,443,000 2,486,018 15,637 (0.0)
Redfin Corp., 0.00%, 10/15/2025 8,050,000 4,754,572 (3,412,154) 8.3
RingCentral, Inc., 0.00%, 3/15/2026 4,475,000 3,512,875 (819,373) 2.0
SMART Global Holdings, Inc., 2.25%, 2/15/2026 1,000,000 1,009,055 67,062 (0.2)
Splunk, Inc., 1.13%, 6/15/2027 3,273,000 2,763,376 (67,173) 0.2
Spotify USA, Inc., 0.00%, 3/15/2026 9,000,000 7,245,000 (1,035,000) 2.5
Stride, Inc., 1.13%, 9/1/2027 15,750,000 14,086,176 (868,722) 2.1
Wayfair, Inc., 0.63%, 10/1/2025 13,000,000 8,424,812 (5,391,358) 13.1
WisdomTree, Inc., 4.25%, 6/15/2023 4,400,000 4,518,220 171,645 (0.4)
SHARES
Short Positions
Common Stocks
United States
Alteryx, Inc. (2,232) (113,095) (7,255) 0.0
American Airlines Group, Inc. (485,667) (6,177,684) 417,122 (1.0)
Artivion, Inc. (30,562) (370,411) (3,330) 0.0
Bandwidth, Inc. (3,712) (85,190) 4,019 (0.0)
Cable One, Inc. (233) (165,863) 1,621 (0.0)
Coherus Biosciences, Inc. (144,685) (1,145,905) (32,817) 0.1
Dropbox, Inc. (86,074) (1,926,336) (52,156) 0.1
Exact Sciences Corp. (55,073) (2,726,664) (521,464) 1.3
GEO Group, Inc. (The) (379,666) (4,157,343) (961,465) 2.3
Green Plains, Inc. (128,322) (3,913,821) 224,330 (0.5)
Ironwood Pharmaceuticals, Inc. (166,030) (2,057,112) (154,514) 0.4
Oak Street Health, Inc. (5,735) (123,360) 534 (0.0)
PetIQ, Inc. (17,216) (158,732) 26,570 (0.1)
Prospect Capital Corp. (53,909) (376,824) 23,063 (0.1)
SMART Global Holdings, Inc. (25,000) (372,000) (13,930) 0.0
Splunk, Inc. (3,980) (342,638) (5,930) 0.0
Stride, Inc. (155,411) (4,861,256) 1,240,329 (3.0)
WisdomTree, Inc. (283,449) (1,544,797) (67,565) 0.2
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the SONIA
plus or minus a specified
spread (0.03%), which is
denominated in GBP based
on the local currencies of the
positions within the swap.
54-59 months
maturity
ranging from
05/26/2027
- 09/29/2027 $18,513,496 $100,586 $(29,781) $70,805
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Switzerland
Mediclinic International plc 268,904 1,609,876 (1,277) (1.8)
United Kingdom
AVEVA Group plc 85,973 3,327,761 1,775 2.5
Biffa plc 181,429 893,585 (2,193) (3.1)
EMIS Group plc 86,246 1,951,880 6,256 8.8
HomeServe plc 402,917 5,830,665 19,484 27.5
Micro Focus International plc 764,871 4,899,729 76,541 108.1
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the OBFR plus
or minus a specified spread
(0.10% to 0.11%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
61 months
maturity
ranging from
10/16/2025
- 07/30/2027 $213,474,424 $5,523,030 $(4,677,372) $845,658
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Acropolis Infrastructure Acquisition Corp. 420,999 4,172,100 101,040 11.9
Alpha Healthcare Acquisition Corp. III 358,249 3,546,665 68,067 8.0
Athena Technology Acquisition Corp. II 638,232 6,414,232 140,411 16.6
Atlantic Coastal Acquisition Corp. 404,654 4,054,633 157,815 18.7
Atlantic Coastal Acquisition Corp. II 413,262 4,211,140 78,520 9.3
Banyan Acquisition Corp. 334,458 3,414,816 73,581 8.7
Bilander Acquisition Corp. 241,664 2,390,057 65,249 7.7
Black Mountain Acquisition Corp. 245,032 2,499,326 68,609 8.1
Build Acquisition Corp. 305,000 3,056,100 109,800 13.0
BurTech Acquisition Corp. 514,142 5,223,683 87,404 10.3
Churchill Capital Corp. VI 1,073,397 10,728,603 171,744 20.3
Churchill Capital Corp. VII 1,136,651 11,332,410 181,864 21.5
Concord Acquisition Corp. II 286,392 2,848,168 87,350 10.3
Concord Acquisition Corp. III 430,468 4,386,469 116,226 13.7
Conyers Park III Acquisition Corp. 196,419 1,936,691 (7,857) (0.9)
East Resources Acquisition Co. 338,000 3,430,700 138,580 16.4
Edoc Acquisition Corp. 55,000 576,400 26,400 3.1
EG Acquisition Corp. 366,998 3,658,970 88,080 10.4
Forum Merger IV Corp. 233,634 2,348,022 74,763 8.8
FTAC Zeus Acquisition Corp. 255,030 2,575,803 81,610 9.7
Golden Arrow Merger Corp. 382,886 3,834,603 101,465 12.0
Gores Holdings IX, Inc. 1,656,294 16,430,436 488,607 57.8
Graf Acquisition Corp. IV 365,000 3,631,750 69,350 8.2
GX Acquisition Corp. II 412,998 4,134,110 144,549 17.1
Healthwell Acquisition Corp. I 279,200 2,764,080 83,760 9.9

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Heartland Media Acquisition Corp. 400,846 4,076,604 84,178 10.0
Hennessy Capital Investment Corp. VI 697,470 6,891,004 195,292 23.1
IG Acquisition Corp. 265,000 2,663,250 55,650 6.6
Jackson Acquisition Co. 449,953 4,549,025 89,991 10.6
Kadem Sustainable Impact Corp. 303,094 3,040,033 124,269 14.7
Khosla Ventures Acquisition Co. III 250,500 2,493,728 19,737 2.3
Kimbell Tiger Acquisition Corp. 371,544 3,819,472 74,309 8.8
KludeIn I Acquisition Corp. 57,666 591,076 34,600 4.1
KnightSwan Acquisition Corp. 334,038 3,400,507 68,478 8.1
Logistics Innovation Technologies Corp. 245,571 2,480,267 110,507 13.1
M3-Brigade Acquisition II Corp. 1,225,099 12,275,492 355,279 42.0
M3-Brigade Acquisition III Corp. 449,013 4,552,992 103,273 12.2
Nabors Energy Transition Corp. 254,188 2,610,511 81,340 9.6
Newbury Street Acquisition Corp. 76,000 760,000 26,600 3.1
Panacea Acquisition Corp. II 71,600 722,444 (4,296) (0.5)
Papaya Growth Opportunity Corp. I 413,288 4,215,538 95,056 11.2
Pine Technology Acquisition Corp. 639,999 6,463,990 284,800 33.7
Power & Digital Infrastructure Acquisition II Corp. 604,151 6,095,884 144,996 17.1
PowerUp Acquisition Corp. 452,924 4,665,117 131,348 15.5
Southport Acquisition Corp. 365,972 3,725,595 84,174 10.0
Stratim Cloud Acquisition Corp. 444,000 4,466,640 186,480 22.1
Tech and Energy Transition Corp. 367,499 3,686,015 124,950 14.8
Thunder Bridge Capital Partners IV, Inc. 322,000 3,232,880 103,040 12.2
Williams Rowland Acquisition Corp. 231,666 2,323,610 16,217 1.9
Zimmer Energy Transition Acquisition Corp. 481,998 4,795,880 96,400 11.4
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.57% to 0.03%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
61 months
maturity
ranging from
10/23/2025
- 12/22/2027 $662,551,324 $(20,431,011) $(1,425,666) $(21,856,677)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Euronav NV 80,709 1,375,281 457,797 (2.1)
Canada
Atlas Corp. 673,545 10,332,180 32,550 (0.1)
Sierra Wireless, Inc. 302,958 8,782,752 (459,900) 2.1
Yamana Gold, Inc. 4,300,026 23,865,144 2,219,081 (10.2)
Israel
Tower Semiconductor Ltd. 328,053 14,171,890 (1,182,808) 5.4

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Taiwan
Silicon Motion Technology Corp., ADR 265,374 17,246,656 (6,051,723) 27.7
United States
1Life Healthcare, Inc. 1,360,346 22,731,382 (417,078) 1.9
Activision Blizzard, Inc. 420,797 32,212,010 (1,412,006) 6.5
Aerojet Rocketdyne Holdings, Inc. 113,054 6,323,110 27,883 (0.1)
Albertsons Cos., Inc. 347,442 7,205,947 (1,470,330) 6.7
Altra Industrial Motion Corp. 264,319 15,793,060 68,257 (0.3)
Atlas Air Worldwide Holdings, Inc. 160,028 16,130,822 154,772 (0.7)
AVEO Pharmaceuticals, Inc. 305,927 4,573,609 56,444 (0.3)
Black Knight, Inc. 346,230 21,379,702 (2,064,812) 9.4
Coupa Software, Inc. 187,124 14,814,607 96,700 (0.4)
Cowen, Inc. 301,118 11,629,177 24,220 (0.1)
Evo Payments, Inc. 227,176 7,687,636 98,724 (0.5)
First Horizon Corp. 1,249,790 30,619,855 1,179,951 (5.4)
ForgeRock, Inc. 526,873 11,996,898 132,836 (0.6)
IAA, Inc. 673,470 26,938,800 328,951 (1.5)
Imago Biosciences, Inc. 185,590 6,671,960 53,595 (0.2)
iRobot Corp. 340,974 16,411,079 (3,623,400) 16.6
KnowBe4, Inc. 558,006 13,827,389 158,389 (0.7)
Lakeland Bancorp, Inc. 92,878 1,635,582 102,294 (0.5)
LHC Group, Inc. 175,671 28,404,244 (835,841) 3.8
Meridian Bioscience, Inc. 414,802 13,775,574 211,067 (1.0)
MoneyGram International, Inc. 1,214,200 13,222,638 245,634 (1.1)
Myovant Sciences Ltd. 719,705 19,403,247 173,721 (0.8)
PNM Resources, Inc. 384,610 18,765,122 217,199 (1.0)
Poshmark, Inc. 395,726 7,075,581 90,282 (0.4)
Resolute Forest Products, Inc. 63,721 1,375,736 96,065 (0.4)
Signify Health, Inc. 986,499 28,273,061 (474,411) 2.2
South Jersey Industries, Inc. 457,608 16,258,812 558,951 (2.6)
Spirit Airlines, Inc. 543,089 10,579,374 (3,176,748) 14.5
STORE Capital Corp. 503,546 16,143,685 148,873 (0.7)
TEGNA, Inc. 773,602 16,392,626 (1,050,053) 4.8
Umpqua Holdings Corp. 446,632 7,972,381 (733,711) 3.4
UserTesting, Inc. 447,666 3,361,972 48,373 (0.2)
Vivint Smart Home, Inc. 523,560 6,230,364 6,364 (0.0)
VMware, Inc. 258,065 31,680,059 884,027 (4.0)
Short Positions
Common Stocks
Canada
Agnico Eagle Mines Ltd. (161,681) (8,405,795) (1,133,238) 5.2
Pan American Silver Corp. (687,144) (11,227,933) (1,631,811) 7.5
Ritchie Bros Auctioneers, Inc. (390,881) (22,604,648) (1,583,274) 7.2
Norway
Frontline Ltd. (117,027) (1,420,708) (475,886) 2.2
United States
Broadcom, Inc. (31,015) (17,341,417) (1,463,904) 6.7
Columbia Banking System, Inc. (266,103) (8,017,683) 829,461 (3.8)
Intercontinental Exchange, Inc. (49,858) (5,114,932) (312,828) 1.4
MaxLinear, Inc. (102,986) (3,496,375) 504,252 (2.3)
Provident Financial Services, Inc. (77,286) (1,650,829) (83,962) 0.4

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2022
Collateral pledged to, or (received from), each counterparty at December 31, 2022 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BARC
Cash $ – $ 1,500,273 $ 1,500,273
BNPP
Cash 75,660,000 – 75,660,000
CITG
Cash – 8,621,339 8,621,339
CITI
Cash (391,596) – (391,596)
Investment Companies 1,039,804 – 1,039,804
GSIN
U.S. Treasury Bills 181,641,621 – 181,641,621
JPMC
Investment Companies 6,319,089 – 6,319,089
JPMS
Cash – 5,663,083 5,663,083

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.

AQR DIVERSIFYING STRATEGIES FUND
Schedule of Investments
December 31, 2022
(a) For the period ended December 31, 2022, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(b) Represents 7-day effective yield as of December 31, 2022.
The Schedule of Investments of the affiliated investment funds held by the AQR Diversifying Strategies Fund can be found within the annual/semi-annual reports for the AQR Funds as well as on Form N-CSR and Form N-PORT (Part F) which is filed with the Securities and Exchange Commission.
INVESTMENTS SHARES VALUE ($)
INVESTMENT COMPANIES - 97.9%
ALTERNATIVE FUNDS - 77.9%
AQR Diversified Arbitrage Fund,
Class R6 (a) 2,096,876 24,491,514
AQR Equity Market Neutral Fund,
Class R6 (a) 4,168,626 36,767,279
AQR Macro Opportunities Fund,
Class R6 (a) 2,259,126 24,511,520
AQR Managed Futures Strategy
HV Fund, Class R6 (a) 2,928,497 24,511,520
AQR Style Premia Alternative
Fund, Class R6 (a) 4,889,266 36,767,279
TOTAL ALTERNATIVE FUNDS
(Cost $145,104,765) 147,049,112
ASSET ALLOCATION FUNDS - 20.0%
AQR Multi-Asset Fund, Class R6
(a)
(Cost $40,381,650) 4,275,514 37,710,030
TOTAL INVESTMENT COMPANIES
(Cost $185,486,415) 184,759,142
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 1.9%
INVESTMENT COMPANIES - 1.9%
Limited Purpose Cash Investment
Fund, 4.08% (b)
(Cost $3,589,948) 3,592,057 3,590,620
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.8%
(Cost $189,076,363) 188,349,762
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.2% 330,732
NET ASSETS - 100.0% 188,680,494
SECTOR VALUE
% OF NET
ASSETS
Equity Market Neutral $ 36,767,279 19.5%
Global Flex Allocation 37,710,030 20.0
Global Macro 24,511,520 13.0
Multi-Strategy 36,767,279 19.5
Relative Value Arbitrage 24,491,514 12.9
Systematic Trend 24,511,520 13.0
Investment Companies 3,590,620 1.9
Total Investments In Securities
At Value 188,349,762 99.8
Other Assets in Excess of
Liabilities 330,732 0.2
Net Assets
$ 188,680,494 100.0%
Affiliate
Value
At
12/31/2021
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
12/31/2022
Shares
Held At
12/31/2022
Dividend
Income
Capital
Gain
Distributions
INVESTMENT COMPANIES - 97.9%
ALTERNATIVE FUNDS - 77.9%
AQR Diversified
Arbitrage Fund $ 5,060,167 $ 25,532,111 $ (5,801,390) $ (171,018) $ (128,356) $ 24,491,514 2,096,876 $ 21,365 $ –
AQR Equity Market
Neutral Fund 5,060,167 40,480,966 (9,900,370) (734,599) 1,861,115 36,767,279 4,168,626 2,058,337 –
AQR Macro
Opportunities Fund 3,719,726 26,894,306 (7,390,666) (39,426) 1,327,580 24,511,520 2,259,126 74,366 1,449,706
AQR Managed
Futures Strategy HV
Fund 3,719,726 27,677,739 (7,705,887) (255,110) 1,075,052 24,511,520 2,928,497 1,760,382 –
AQR Style Premia
Alternative Fund 4,389,946 45,751,627 (9,623,087) (1,419,772) (2,331,435) 36,767,279 4,889,266 6,601,468 –
(2,619,925) 1,803,956 147,049,112 10,515,918 1,449,706
ASSET ALLOCATION FUNDS - 20.0%
AQR Multi-Asset
Fund 10,891,089 41,977,747 (10,691,482) (815,412) (3,651,912) 37,710,030 4,275,514 2,283,582 75
TOTAL $(3,435,337) $(1,847,956) $184,759,142 $12,799,500 $1,449,781
All securities are Level 1 with respect to ASC 820 (See Note 5).

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2022
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 100.9%
COMMON STOCKS - 4.9%
Italy - 3.6%
A2A SpA (a) 252,488 336,633
Assicurazioni Generali SpA (a) 21,330 379,301
Azimut Holding SpA (a) 4,715 105,502
Banco BPM SpA (a) 63,422 226,098
Buzzi Unicem SpA (a) 23,851 459,612
Enel SpA (a) 76,523 411,552
Hera SpA (a) 9,624 25,958
Italgas SpA (a) 535 2,971
Leonardo SpA (a) 139,702 1,204,897
Pirelli & C SpA (a)(b) 81,794 350,615
Poste Italiane SpA (a)(b) 30,066 293,338
Prysmian SpA (a) 14,347 533,070
Snam SpA (a) 43,570 211,264
UniCredit SpA (a) 100,735 1,429,386
Unipol Gruppo SpA (a) 111,427 542,516
6,512,713
—
United States - 1.3%
Stellantis NV (a) 144,145 2,048,352
Tenaris SA (a) 12,184 213,680
2,262,032
—
TOTAL COMMON STOCKS
(Cost $7,948,152) 8,774,745
SHORT-TERM INVESTMENTS - 96.0%
INVESTMENT COMPANIES - 51.1%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 3.94% (1)(c)(d) 5,070,683 5,070,683
Limited Purpose Cash Investment
Fund, 4.08% (1)(c) 86,647,510 86,612,851
TOTAL INVESTMENT COMPANIES
(Cost $91,655,900) 91,683,534
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 44.9%
U.S. Treasury Bills
2.72%, 1/12/2023 (e)(f) $ 338,000 337,707
2.95%, 1/19/2023 (e)(f) 1,601,000 1,598,424
3.16%, 2/23/2023 (e) 5,336,000 5,303,887
3.38%, 3/9/2023 (e) 3,782,000 3,753,025
3.53%, 3/16/2023 (e)(f) 6,197,000 6,145,608
3.85%, 3/23/2023 (e)(f) 2,601,000 2,576,791
3.93%, 3/30/2023 (e) 4,007,000 3,965,953
3.93%, 4/6/2023 (e)(f) 3,645,000 3,605,452
4.11%, 4/13/2023 (e)(f) 4,316,000 4,267,265
4.33%, 4/20/2023 (e)(f) 6,952,000 6,861,362
4.49%, 4/27/2023 (e)(f) 9,936,000 9,795,993
4.54%, 5/18/2023 (e)(f) 22,116,000 21,741,600
4.68%, 6/8/2023 (e)(f) 3,092,000 3,031,572
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 44.9% (continued)
4.71%, 6/29/2023 (e) $ 7,569,000 7,401,443
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $80,408,688) 80,386,082
TOTAL SHORT-TERM INVESTMENTS
(Cost $172,064,588) 172,069,616
TOTAL LONG POSITIONS
(Cost $180,012,740) 180,844,361
SHARES
SHORT POSITIONS - (4.0)%
COMMON STOCKS - (4.0)%
Italy - (3.7)%
Amplifon SpA (1,636) (48,851)
Banca Generali SpA (10,531) (361,495)
Davide Campari-Milano NV (16,799) (170,549)
DiaSorin SpA (2,738) (383,117)
ERG SpA (1,534) (47,544)
Ferrari NV (6,052) (1,297,783)
FinecoBank Banca Fineco SpA (60,803) (1,009,702)
Infrastrutture Wireless Italiane SpA
(b) (61,481) (620,233)
Interpump Group SpA (3,461) (156,254)
Intesa Sanpaolo SpA (223,311) (494,726)
Mediobanca Banca di Credito
Finanziario SpA (26,357) (253,266)
Moncler SpA (6,449) (342,680)
Nexi SpA (b) (62,500) (493,371)
Recordati Industria Chimica e
Farmaceutica SpA (7,012) (291,473)
Reply SpA (285) (32,695)
Telecom Italia SpA (558,693) (129,478)
Terna - Rete Elettrica Nazionale (57,459) (424,346)
(6,557,563)
—
United Kingdom - (0.3)%
CNH Industrial NV (33,985) (545,187)
TOTAL COMMON STOCKS
(Proceeds $(7,559,660)) (7,102,750)
TOTAL SHORT POSITIONS
(Proceeds $(7,559,660)) (7,102,750)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 96.9%
(Cost $172,453,080) 173,741,611
OTHER ASSETS IN EXCESS OF
LIABILITIES - 3.1% (g) 5,443,412
NET ASSETS - 100.0% 179,185,023

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2022
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (749,712) (0.4) %
Consumer Discretionary 758,505 0.4
Consumer Staples (170,548) (0.1)
Energy 213,680 0.1
Financials 856,952 0.5
Health Care (723,441) (0.4)
Industrials 1,036,526 0.6
Information Technology (526,066) (0.3)
Materials 459,612 0.2
Utilities 516,487 0.3
Investment Companies 91,683,534 51.1
U.S. Treasury Obligations 80,386,082 44.9
Total Investments In Securities
At Value 173,741,611 96.9
Other Assets in Excess of
Liabilities (g) 5,443,412 3.1
Net Assets
$ 179,185,023 100.0%
(a) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $7,205,963; additional securities sold but not yet settled totaling $239,581 were also segregated.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2022 amounted to $(469,651), which represents (0.26)%
of net assets of the fund.
(c) Represents 7-day effective yield as of December 31, 2022.
(d) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(e) The rate shown was the effective yield at the date of purchase.
(f) All or a portion of the security pledged as collateral for swap contracts.
(g) Includes appreciation/(depreciation) on forward foreign currency exchange and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
Forward Foreign Currency Exchange Contracts outstanding as of December 31, 2022:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CHF 504 USD 539 CITI 3/15/2023 $ 10
CHF 496 USD 530 JPMC 3/15/2023 10
EUR 138,000 USD 143,579 CITI 3/15/2023 4,859
EUR 138,000 USD 143,580 JPMC 3/15/2023 4,859
SEK 500 USD 48 CITI 3/15/2023 –
SEK 500 USD 48 JPMC 3/15/2023 –
SGD 193,500 USD 140,695 CITI 3/15/2023 3,937
SGD 193,500 USD 140,695 JPMC 3/15/2023 3,937
USD 111 CAD 148 CITI 3/15/2023 1
USD 109 CAD 146 JPMC 3/15/2023 1
USD 22 NOK 215 CITI 3/15/2023 –
USD 22 NOK 214 JPMC 3/15/2023 –
Total unrealized appreciation 17,614
USD 278 DKK 2,000 CITI 3/15/2023 (11)
USD 278 DKK 2,000 JPMC 3/15/2023 (11)
USD 845,285 EUR 800,502 CITI 3/15/2023 (15,764)
USD 845,283 EUR 800,498 JPMC 3/15/2023 (15,762)
USD 25,622 HKD 200,000 CITI 3/15/2023 (36)
USD 25,622 HKD 200,000 JPMC 3/15/2023 (36)
USD 130 NOK 1,287 CITI 3/15/2023 (2)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2022
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 129 NOK 1,284 JPMC 3/15/2023 $ (2)
Total unrealized depreciation (31,624)
Net unrealized depreciation $ (14,010)
Total Return Basket Swaps Outstanding at December 31, 2022
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR plus
or minus a specified spread
(-0.20%), which is denominated
in USD based on the local
currencies of the positions
within the swap.
56 months
maturity
08/09/2027 $759,994 $3,074 $587 $3,661
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-10.90% to 0.23%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
28-61 months
maturity
ranging from
04/23/2025
- 01/03/2028 $18,554,298 $50,574 $(1,278) $49,296
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Austria
ams-OSRAM AG 28,752 210,655 3,438 7.0
Switzerland
ABB Ltd. (Registered) 21,498 655,206 24 0.0
Adecco Group AG (Registered) 8,490 279,277 3,382 6.9
Baloise Holding AG (Registered) 1,157 178,417 4,238 8.6
Barry Callebaut AG (Registered) 248 489,738 (1,085) (2.2)
Clariant AG (Registered) 17,599 279,497 (1,718) (3.5)
DKSH Holding AG 6,541 496,025 (3,401) (6.9)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland (continued)
Galenica AG 1,287 105,007 407 0.8
Georg Fischer AG (Registered) 2,335 143,047 (10) (0.0)
Helvetia Holding AG (Registered) 3,671 427,168 11,890 24.1
Julius Baer Group Ltd. 392 22,815 (33) (0.1)
Kuehne + Nagel International AG (Registered) 1,721 400,103 3,844 7.8
Lonza Group AG (Registered) 1 491 10 0.0
Novartis AG (Registered) 16,274 1,472,756 (8,123) (16.5)
Sonova Holding AG (Registered) 3,137 745,034 9,699 19.7
Stadler Rail AG 2,750 97,875 444 0.9
Swatch Group AG (The) 1,944 552,525 17,521 35.5
Swiss Life Holding AG (Registered) 151 77,834 607 1.2
Temenos AG (Registered) 11,224 617,469 (5,805) (11.8)
UBS Group AG (Registered) 24,112 448,151 11,233 22.8
United States
Roche Holding AG 3,026 950,883 (25,862) (52.5)
Short Positions
Common Stocks
Switzerland
Alcon, Inc. (1,007) (69,099) (946) (1.9)
Bachem Holding AG (8,192) (710,824) 24,481 49.7
Belimo Holding AG (Registered) (266) (126,903) (24) (0.0)
BKW AG (1,260) (172,397) (277) (0.6)
Chocoladefabriken Lindt & Spruengli AG (15) (152,851) 233 0.5
Cie Financiere Richemont SA (Registered) (4,197) (544,183) (5,035) (10.2)
Credit Suisse Group AG (Registered) (167,247) (499,307) 3,347 6.8
Dufry AG (Registered) (2,494) (103,911) 481 1.0
EMS-Chemie Holding AG (Registered) (477) (323,073) (423) (0.9)
Flughafen Zurich AG (Registered) (847) (131,065) 4,295 8.7
Geberit AG (Registered) (589) (278,055) (1,855) (3.8)
Givaudan SA (Registered) (234) (716,720) 5,944 12.1
Idorsia Ltd. (12,257) (177,709) 4,824 9.8
Logitech International SA (Registered) (8,084) (501,284) (17,168) (34.8)
Partners Group Holding AG (272) (240,852) 598 1.2
Schindler Holding AG (1,058) (198,991) (358) (0.7)
SGS SA (Registered) (114) (265,545) (2,567) (5.2)
SIG Group AG (52,160) (1,139,757) 17,295 35.1
Sika AG (Registered) (2,915) (700,775) 8,487 17.2
Straumann Holding AG (Registered) (3,232) (370,617) (9,599) (19.5)
Swisscom AG (Registered) (53) (29,034) 36 0.1
Tecan Group AG (Registered) (1,480) (662,509) (14,904) (30.2)
VAT Group AG (1,791) (491,661) 10,126 20.5
Zurich Insurance Group AG (621) (296,886) (1,412) (2.9)
United States
Holcim AG (234) (12,113) (145) (0.3)
Nestle SA (Registered) (6,899) (796,900) 7,503 15.2
Swiss Re AG (2,046) (191,304) (3,063) (6.2)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2022
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-2.45% to 0.23%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
28-60 months
maturity
ranging from
04/24/2025
- 11/15/2027 $8,727,575 $10,328 $663 $10,991
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 509 1,139,450 53,205 484.1
Carlsberg A/S 4,460 591,605 6,311 57.4
Demant A/S 7,896 220,186 10,534 95.8
DSV A/S 898 142,007 1,299 11.8
Genmab A/S 1,067 451,122 (13,660) (124.3)
H Lundbeck A/S 12,227 45,787 (1,102) (10.0)
H Lundbeck A/S 164 564 (19) (0.2)
ISS A/S 37,860 801,358 178 1.6
Pandora A/S 14,927 1,055,063 (3,846) (35.0)
Royal Unibrew A/S 113 8,031 38 0.3
Short Positions
Common Stocks
Denmark
Ambu A/S (10,766) (138,263) (1,139) (10.4)
Chr Hansen Holding A/S (1,969) (141,636) 3,542 32.2
Coloplast A/S (6,130) (718,146) 2,968 27.0
GN Store Nord A/S (5,681) (131,155) (8,365) (76.1)
Novo Nordisk A/S (4,185) (568,388) (13,519) (123.0)
Novozymes A/S (13,811) (700,683) 9,565 87.0
Orsted A/S (2,500) (226,014) (11) (0.1)
ROCKWOOL A/S (191) (44,714) (2,358) (21.5)
SimCorp A/S (1,611) (110,922) (2,839) (25.8)
Tryg A/S (27,752) (659,542) (8,051) (73.3)
Vestas Wind Systems A/S (28,554) (832,939) (22,403) (203.8)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2022
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-0.23% to 0.23%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
28-61 months
maturity
ranging from
04/23/2025
- 01/03/2028 $33,326,220 $141,084 $23,874 $164,958
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Ageas SA/NV 7,149 317,215 1,160 0.7
Proximus SADP 69,125 667,392 29,714 18.0
Solvay SA 3,738 377,934 3,014 1.8
Finland
Metso Outotec OYJ 53,351 549,381 20,546 12.5
Nokia OYJ 85,684 398,062 (2,364) (1.4)
Stora Enso OYJ 36,357 512,616 (1,218) (0.7)
Wartsila OYJ Abp 34,979 294,945 (6,843) (4.1)
Luxembourg
ArcelorMittal SA 42,321 1,116,519 24,186 14.7
Netherlands
Aalberts NV 11,722 456,599 (7,772) (4.7)
Aegon NV 78,969 400,110 4,245 2.6
ASR Nederland NV 8,616 409,381 9,933 6.0
Heineken NV 5,036 474,352 (1,546) (0.9)
Koninklijke Ahold Delhaize NV 16,790 482,734 (6,162) (3.7)
Koninklijke Philips NV 34,858 524,516 36,145 21.9
NN Group NV 27,355 1,118,606 (69,874) (42.4)
OCI NV 15,503 554,271 (17,555) (10.6)
Randstad NV 5,759 351,889 5,185 3.1
Spain
Acerinox SA 54,416 537,920 14,838 9.0
ACS Actividades de Construccion y Servicios SA 13,442 384,624 5,457 3.3
Banco de Sabadell SA 1,318,757 1,239,584 426 0.3
Banco Santander SA 310,162 927,420 24,076 14.6
Industria de Diseno Textil SA 21,032 558,632 5,543 3.4
Mapfre SA 317,381 613,975 5,805 3.5
Red Electrica Corp. SA 48,313 840,075 (23,335) (14.1)
Repsol SA 137,799 2,193,350 95,801 58.1
United States
Signify NV 10,092 339,722 (2,732) (1.7)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Belgium
Anheuser-Busch InBev SA/NV (10,287) (619,596) (460) (0.3)
D'ieteren Group (2,060) (395,341) (7,900) (4.8)
China
Prosus NV (12,352) (852,825) (7,265) (4.4)
Finland
Neste OYJ (7,352) (339,052) 18,165 11.0
Nokian Renkaat OYJ (28,002) (287,366) (2,400) (1.5)
UPM-Kymmene OYJ (17,635) (659,926) 3,236 2.0
Valmet OYJ (15,446) (416,960) (1,952) (1.2)
Netherlands
Adyen NV (311) (431,746) 11,055 6.7
Akzo Nobel NV (8,480) (569,030) 3,554 2.2
Argenx SE (1,390) (521,814) 7,192 4.4
ASM International NV (1,234) (313,109) 13,652 8.3
ASML Holding NV (677) (369,136) 14,689 8.9
BE Semiconductor Industries NV (4,860) (296,173) 705 0.4
Koninklijke DSM NV (5,367) (659,039) 9,263 5.6
Koninklijke KPN NV (174,879) (541,295) 4,399 2.7
Universal Music Group NV (14,754) (356,791) 838 0.5
Spain
Acciona SA (4,885) (898,995) 12,446 7.5
Bankinter SA (40,807) (273,388) (4,657) (2.8)
CaixaBank SA (302,632) (1,186,558) (42,358) (25.7)
Cellnex Telecom SA (31,317) (1,038,824) 11,796 7.2
Ferrovial SA (34,522) (903,880) 1,823 1.1
Grifols SA (48,189) (556,507) (27,375) (16.6)
Iberdrola SA (71,919) (839,547) (6,031) (3.7)
Telefonica SA (86,805) (314,243) (6,069) (3.7)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the NIBOR
plus or minus a specified
spread (-0.23% to 0.23%),
which is denominated in NOK
based on the local currencies
of the positions within the
swap.
28-60 months
maturity
ranging from
04/24/2025
- 12/02/2027 $4,661,395 $10,662 $(1,341) $9,321
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Yara International ASA 15,855 696,304 7,947 85.3

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Norway
Equinor ASA 24,107 866,412 (22,397) (240.3)
Leroy Seafood Group ASA 67,975 380,872 19,376 207.9
Norsk Hydro ASA 95,648 714,717 31,294 335.7
Telenor ASA 12,481 116,610 2,333 25.0
Short Positions
Common Stocks
Faroe Islands
Bakkafrost P/F (5,694) (355,461) (13,128) (140.8)
Norway
Gjensidige Forsikring ASA (2,938) (57,626) 65 0.7
Kongsberg Gruppen ASA (9,738) (414,486) (9,134) (98.0)
Mowi ASA (1,968) (33,535) (1,348) (14.5)
Orkla ASA (2,318) (16,730) (39) (0.4)
Salmar ASA (8,882) (348,320) (15,532) (166.6)
Schibsted ASA (5,898) (111,848) 4,766 51.1
TOMRA Systems ASA (13,373) (225,552) 22,666 243.2
United Kingdom
Subsea 7 SA (27,887) (322,922) (16,207) (173.9)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-5.60% to 0.23%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
28-61 months
maturity
ranging from
04/23/2025
- 01/04/2028 $15,258,198 $55,177 $1,591 $56,768
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Finland
Nordea Bank Abp 31,288 335,156 11,450 20.2
Guatemala
Millicom International Cellular SA 37,732 478,050 (5,836) (10.3)
Sweden
Assa Abloy AB 8,100 174,225 (4,001) (7.0)
Axfood AB 3,471 95,177 1,374 2.4
Billerud AB 26,188 319,459 (27,609) (48.6)
Boliden AB 9,222 346,399 (1,232) (2.2)
Elekta AB 74,569 449,797 20,456 36.0
Essity AB 18,490 484,201 (4,856) (8.6)
Evolution AB 2,357 229,582 5,625 9.9
Getinge AB 7,805 162,271 1,471 2.6

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Sweden (continued)
H & M Hennes & Mauritz AB 16,515 177,973 (124) (0.2)
Saab AB 7,729 304,581 3,268 5.8
Sandvik AB 17,407 314,572 (57) (0.1)
Skanska AB 31,542 500,019 5,983 10.5
SSAB AB 186,833 973,224 8,160 14.4
Svenska Handelsbanken AB 69,036 695,054 10,828 19.1
Swedbank AB 12,787 217,495 5,499 9.7
Swedish Orphan Biovitrum AB 8,696 179,981 (3,525) (6.2)
Tele2 AB 1,999 16,308 (84) (0.1)
Telefonaktiebolaget LM Ericsson 143,938 843,392 (1,893) (3.3)
Trelleborg AB 2,338 54,005 (2,032) (3.6)
Volvo AB 5,767 104,173 (730) (1.3)
Volvo Car AB 49,892 227,179 2,892 5.1
Short Positions
Common Stocks
Sweden
Alfa Laval AB (12,721) (367,985) (1,934) (3.4)
Atlas Copco AB (47,620) (564,221) 12,397 21.8
Beijer Ref AB (24,705) (348,848) 6,994 12.3
Electrolux AB (22,815) (308,252) (1,934) (3.4)
Embracer Group AB (101,907) (462,652) (133) (0.2)
Epiroc AB (23,225) (422,907) 4,938 8.7
EQT AB (32,927) (699,543) (18,243) (32.1)
Hexagon AB (93,118) (976,351) 30,064 53.0
Hexpol AB (16,469) (175,724) 2,726 4.8
Holmen AB (7,641) (303,692) (610) (1.1)
Husqvarna AB (17,011) (119,476) (491) (0.9)
Indutrade AB (22,440) (455,072) 3,608 6.4
Lifco AB (17,460) (292,251) (2,766) (4.9)
Nibe Industrier AB (81,983) (765,211) 7,859 13.8
Securitas AB (45,916) (383,144) (10,497) (18.5)
Skandinaviska Enskilda Banken AB (24,888) (286,532) (5,212) (9.2)
SKF AB (34,836) (532,069) 2,414 4.3
Svenska Cellulosa AB SCA (8,011) (101,457) 915 1.6
Telia Co. AB (4,124) (10,538) 55 0.1
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CDOR
plus or minus a specified
spread (-1.86% to 0.23%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
13-14 months
maturity
ranging from
01/25/2023
- 02/26/2024 $29,968,609 $46,248 $297,162 $343,410
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Air Canada 26,429 378,477 11,784 3.4
ARC Resources Ltd. 30,399 409,735 8,324 2.4
Atco Ltd. 19,364 606,090 (2,107) (0.6)
Bank of Montreal 5,385 487,832 1,679 0.5
Bank of Nova Scotia (The) 18,561 909,407 11,154 3.2
Barrick Gold Corp. 18,965 325,094 (2,941) (0.9)
Canadian Imperial Bank of Commerce 15,612 631,513 6,144 1.8
Canadian Tire Corp. Ltd. 2,791 291,674 2,288 0.7
Capital Power Corp. 10,215 349,528 (4,527) (1.3)
Cogeco Communications, Inc. 5,004 283,794 12,011 3.5
Empire Co. Ltd. 19,300 508,300 (1,283) (0.4)
Fairfax Financial Holdings Ltd. 567 335,874 850 0.2
Finning International, Inc. 19,921 495,230 3,678 1.1
George Weston Ltd. 3,013 373,821 (5,585) (1.6)
iA Financial Corp., Inc. 4,973 291,145 4,407 1.3
Imperial Oil Ltd. 13,581 661,497 9,613 2.8
Manulife Financial Corp. 39,093 697,264 5,197 1.5
Nutrien Ltd. 8,541 623,543 (4,226) (1.2)
Onex Corp. 6,568 316,710 9,362 2.7
Open Text Corp. 16,314 483,396 9,278 2.7
Suncor Energy, Inc. 17,986 570,531 5,712 1.7
Teck Resources Ltd. 10,770 407,017 (7,159) (2.1)
West Fraser Timber Co. Ltd. 9,604 693,488 (2,901) (0.8)
Whitecap Resources, Inc. 55,567 440,760 13,133 3.8
Chile
Lundin Mining Corp. 50,938 312,625 (1,129) (0.3)
Short Positions
Common Stocks
Brazil
Wheaton Precious Metals Corp. (9,561) (373,543) 8,756 2.5
Canada
BCE, Inc. (11,547) (507,335) (3,582) (1.0)
Brookfield Corp. (13,752) (432,467) (3,149) (0.9)
Brookfield Infrastructure Corp. (7,367) (286,573) 2,954 0.9
Cameco Corp. (21,311) (483,039) (1,808) (0.5)
Canadian Pacific Railway Ltd. (11,455) (854,049) 3,404 1.0
Constellation Software, Inc. (215) (335,673) 524 0.2
Dollarama, Inc. (5,987) (350,155) 5,857 1.7
Element Fleet Management Corp. (37,577) (512,035) (3,971) (1.2)
Enbridge, Inc. (17,783) (695,034) (1,058) (0.3)
Fortis, Inc. (7,783) (311,435) 1,895 0.6
Franco-Nevada Corp. (2,910) (396,676) 3,396 1.0
GFL Environmental, Inc. (9,568) (279,408) (4,169) (1.2)
Intact Financial Corp. (2,835) (408,102) 3,874 1.1
Lithium Americas Corp. (19,330) (366,471) (3,211) (0.9)
Metro, Inc. (5,870) (325,018) 3,728 1.1
Pan American Silver Corp. (17,572) (286,810) 6,210 1.8
Restaurant Brands International, Inc. (4,617) (298,605) 684 0.2
Rogers Communications, Inc. (13,255) (620,361) (21,627) (6.3)
Royal Bank of Canada (7,357) (691,688) 1,733 0.5
Saputo, Inc. (10,997) (272,245) (406) (0.1)
Shopify, Inc. (8,718) (302,683) (15,149) (4.4)
Thomson Reuters Corp. (3,847) (438,853) (3,311) (1.0)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
TMX Group Ltd. (3,030) (303,269) (2,006) (0.6)
WSP Global, Inc. (2,586) (300,026) (3,773) (1.1)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SORA
plus or minus a specified
spread (-0.58% to 0.35%),
which is denominated in SGD
based on the local currencies
of the positions within the
swap.
24 months
maturity
ranging from
08/25/2023
- 12/30/2024 $3,707,085 $2,279 $22,850 $25,129
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Wilmar International Ltd. 91,200 284,122 816 3.2
Yangzijiang Shipbuilding Holdings Ltd. 592,716 602,084 (8,598) (34.2)
Singapore
City Developments Ltd. 80,062 492,167 985 3.9
Genting Singapore Ltd. 319,719 228,170 2,596 10.3
Oversea-Chinese Banking Corp. Ltd. 33,800 307,446 (3,704) (14.7)
Singapore Airlines Ltd. 140,400 579,693 824 3.3
Singapore Telecommunications Ltd. 34,900 66,914 (312) (1.2)
Short Positions
Common Stocks
Singapore
DBS Group Holdings Ltd. (21,335) (540,023) 6,334 25.2
Keppel Corp. Ltd. (31,700) (171,915) 1,803 7.2
Singapore Technologies Engineering Ltd. (65,600) (164,152) 1,188 4.7
United Overseas Bank Ltd. (10,400) (238,221) 558 2.2
UOL Group Ltd. (6,400) (32,178) (211) (0.8)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2022
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the RBACR
plus or minus a specified
spread (-2.25% to 0.45%),
which is denominated in AUD
based on the local currencies
of the positions within the
swap.
7-24 months
maturity
07/20/2023 $21,032,218 $19,804 $15,644 $35,448
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
ANZ Group Holdings Ltd. 34,890 562,040 (1,425) (4.0)
Aristocrat Leisure Ltd. 9,582 197,445 (13,277) (37.5)
Aurizon Holdings Ltd. 259,742 658,041 (10,435) (29.4)
BHP Group Ltd. 33,604 1,040,949 (11,269) (31.8)
BlueScope Steel Ltd. 80,732 920,121 (22,187) (62.6)
Cochlear Ltd. 1,827 252,322 (665) (1.9)
Coles Group Ltd. 18,620 211,069 (3,433) (9.7)
Harvey Norman Holdings Ltd. 121,142 339,440 (6,149) (17.3)
Incitec Pivot Ltd. 271,388 690,851 (12,425) (35.1)
JB Hi-Fi Ltd. 28,999 826,522 (20,668) (58.3)
New Hope Corp. Ltd. 34,977 150,215 (4,339) (12.2)
Origin Energy Ltd. 65,272 341,629 26,102 73.6
Qantas Airways Ltd. 110,523 447,365 (19,648) (55.4)
Qube Holdings Ltd. 178,551 340,592 (3,441) (9.7)
Santos Ltd. 36,360 178,826 232 0.7
Sonic Healthcare Ltd. 28,327 576,483 (15,797) (44.6)
South32 Ltd. 327,318 897,384 (22,342) (63.0)
Suncorp Group Ltd. 39,433 321,332 5,063 14.3
Telstra Group Ltd. 155,998 421,888 (8,268) (23.3)
Westpac Banking Corp. 17,576 278,255 31 0.1
Whitehaven Coal Ltd. 92,031 586,324 (72,237) (203.8)
United States
Computershare Ltd. 8,692 153,119 (3,115) (8.8)
Short Positions
Common Stocks
Australia
Alumina Ltd. (318,973) (329,311) 2,856 8.1
APA Group (25,084) (183,349) 756 2.1
Atlas Arteria Ltd. (32,415) (145,980) 5,639 15.9
carsales.com Ltd. (16,007) (225,259) 6,993 19.7
Cleanaway Waste Management Ltd. (161,819) (288,334) 10,305 29.1
Commonwealth Bank of Australia (14,390) (999,455) 32,015 90.3
Domino's Pizza Enterprises Ltd. (10,264) (462,228) 2,491 7.0
Endeavour Group Ltd. (43,053) (187,363) 2,289 6.5
Fortescue Metals Group Ltd. (10,085) (140,960) (2,053) (5.8)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
IDP Education Ltd. (32,156) (592,610) 15,678 44.2
IGO Ltd. (38,254) (349,923) 15,610 44.0
Insurance Australia Group Ltd. (92,309) (296,743) (5,126) (14.5)
Lynas Rare Earths Ltd. (71,740) (378,179) 21,387 60.3
Macquarie Group Ltd. (2,533) (285,946) 5,113 14.4
Medibank Pvt Ltd. (72,530) (144,700) (11) (0.0)
Mineral Resources Ltd. (8,451) (443,310) 23,926 67.5
Northern Star Resources Ltd. (21,571) (161,423) 141 0.4
Pro Medicus Ltd. (8,638) (322,851) 5,722 16.1
REA Group Ltd. (4,338) (326,246) 22,329 63.0
Reece Ltd. (29,397) (280,998) 813 2.3
Transurban Group (53,775) (473,105) 31,418 88.6
Treasury Wine Estates Ltd. (16,382) (151,344) 1,465 4.1
Washington H Soul Pattinson & Co. Ltd. (11,228) (210,652) (426) (1.2)
Wesfarmers Ltd. (15,403) (480,378) 10,284 29.0
WiseTech Global Ltd. (4,235) (145,652) 9,981 28.2
Woodside Energy Group Ltd. (20,339) (492,574) 1,902 5.4
Worley Ltd. (25,285) (257,919) (1,755) (5.0)
United States
CSL Ltd. (4,373) (852,709) 5,990 16.9
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-0.75% to 0.35%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
8-24 months
maturity
08/21/2023 $53,595,054 $59,307 $23,527 $82,834
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
France
Air France-KLM 369,419 487,435 (8,453) (10.2)
Bouygues SA 14,591 437,610 1,169 1.4
Cie de Saint-Gobain 28,711 1,404,566 33,075 39.9
Dassault Aviation SA 3,892 660,056 (7,216) (8.7)
Eiffage SA 12,247 1,204,666 (5,302) (6.4)
Engie SA 49,619 709,854 (26,390) (31.9)
Ipsen SA 5,144 553,292 9,858 11.9
Orange SA 81,864 812,265 3,866 4.7
Rexel SA 41,958 829,866 9,313 11.2
Sanofi 9,165 883,750 12,954 15.6
Thales SA 3,698 472,489 (950) (1.1)
TotalEnergies SE 15,505 973,299 33,060 39.9

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Germany
Bayer AG (Registered) 19,184 987,402 (14,452) (17.4)
Brenntag SE 9,110 580,989 21,873 26.4
Deutsche Bank AG (Registered) 139,100 1,563,702 83,938 101.3
Deutsche Lufthansa AG (Registered) 75,984 626,341 (28,662) (34.6)
E.ON SE 51,094 507,977 9,119 11.0
GEA Group AG 14,771 600,700 (16,901) (20.4)
HeidelbergCement AG 10,224 579,344 6,520 7.9
HUGO BOSS AG 10,851 627,298 30,728 37.1
TeamViewer AG 41,102 527,237 (8,654) (10.4)
thyssenkrupp AG 141,571 859,696 (21,607) (26.1)
Singapore
STMicroelectronics NV 28,088 998,137 (39,207) (47.3)
Short Positions
Common Stocks
France
Accor SA (16,584) (413,731) 9,459 11.4
Aeroports de Paris (5,151) (690,088) (1,957) (2.4)
Air Liquide SA (9,012) (1,279,122) 4,576 5.5
Airbus SE (4,259) (506,406) (625) (0.8)
Alstom SA (30,332) (742,122) 4,386 5.3
Cie Generale des Etablissements Michelin SCA (41,627) (1,159,616) (4,999) (6.0)
EssilorLuxottica SA (6,265) (1,133,547) 18,272 22.1
Hermes International (483) (747,613) 14,995 18.1
L'Oreal SA (2,814) (1,007,687) 1,566 1.9
LVMH Moet Hennessy Louis Vuitton SE (1,478) (1,075,531) 11,425 13.8
Pernod Ricard SA (2,169) (426,692) (1,453) (1.8)
Remy Cointreau SA (2,603) (438,901) 6,363 7.7
Sartorius Stedim Biotech (2,943) (956,381) (18,902) (22.8)
Worldline SA (14,744) (577,411) 11,757 14.2
Germany
adidas AG (6,927) (938,792) (31,225) (37.7)
Carl Zeiss Meditec AG (3,374) (424,091) (3,122) (3.8)
Deutsche Telekom AG (Registered) (40,846) (812,696) 14,482 17.5
Merck KGaA (2,257) (435,466) (701) (0.8)
Rheinmetall AG (2,278) (453,496) 808 1.0
SAP SE (10,860) (1,121,194) 28,410 34.3
Sartorius AG (Preference) (2,822) (1,114,340) (81,783) (98.7)
Siemens AG (Registered) (5,260) (725,098) (1,257) (1.5)
Siemens Healthineers AG (16,320) (814,069) 12,537 15.1
Symrise AG (5,339) (579,842) 16,372 19.8
Zalando SE (18,204) (640,869) (24,317) (29.4)
South Korea
Delivery Hero SE (11,854) (568,871) (27,680) (33.4)
United States
Schneider Electric SE (9,616) (1,350,420) 7,904 9.5

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2022
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.35% to 0.35%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
7-24 months
maturity
07/19/2023 $38,596,258 $48,802 $77,648 $126,450
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Rio Tinto plc 5,279 371,557 13,588 10.7
Netherlands
Shell plc 61,182 1,724,771 33,169 26.2
Nigeria
Airtel Africa plc 320,281 431,578 (5,821) (4.6)
South Africa
Anglo American plc 8,875 347,544 13,537 10.7
United Kingdom
Associated British Foods plc 23,811 451,427 1,785 1.4
Barclays plc 569,250 1,083,176 11,235 8.9
Barratt Developments plc 231,479 1,105,612 3,656 2.9
BP plc 128,394 740,826 16,560 13.1
British American Tobacco plc 17,330 685,543 (11,844) (9.4)
BT Group plc 415,220 560,661 (4,649) (3.7)
Centrica plc 877,985 1,021,151 44,839 35.5
DCC plc 7,466 367,118 506 0.4
DS Smith plc 193,981 748,263 2,900 2.3
Harbour Energy plc 109,192 402,948 (1,327) (1.0)
Howden Joinery Group plc 63,294 427,385 (2,806) (2.2)
Imperial Brands plc 30,402 757,348 (529) (0.4)
Inchcape plc 30,836 304,453 4,542 3.6
InterContinental Hotels Group plc 11,220 643,790 (2,147) (1.7)
International Distributions Services plc 176,349 452,038 10,720 8.5
JD Sports Fashion plc 493,443 749,849 56,061 44.3
Johnson Matthey plc 12,772 326,416 (155) (0.1)
Legal & General Group plc 200,059 599,804 1,319 1.0
Lloyds Banking Group plc 815,445 444,999 1,375 1.1
Man Group plc 171,966 442,444 (6,299) (5.0)
Marks & Spencer Group plc 387,318 571,391 8,323 6.6
Reckitt Benckiser Group plc 9,606 665,853 (1,672) (1.3)
Smiths Group plc 27,209 522,197 2,138 1.7
Travis Perkins plc 29,298 313,230 (2,963) (2.3)
Vodafone Group plc 732,077 741,387 (5,032) (4.0)
United States
GSK plc 56,525 976,935 4,466 3.5

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Chile
Antofagasta plc (47,136) (879,916) (40,606) (32.1)
Hong Kong
Prudential plc (48,924) (667,093) (22,962) (18.2)
United Kingdom
Admiral Group plc (21,456) (550,795) (20,186) (16.0)
Ashtead Group plc (9,039) (513,459) 6,154 4.9
AstraZeneca plc (6,812) (921,796) (7,011) (5.5)
AVEVA Group plc (11,014) (426,319) 971 0.8
B&M European Value Retail SA (100,030) (496,529) (1,554) (1.2)
Berkeley Group Holdings plc (9,304) (424,164) (3,711) (2.9)
ConvaTec Group plc (137,082) (383,921) (8,388) (6.6)
Croda International plc (6,481) (515,749) 4,849 3.8
Diageo plc (16,749) (733,135) 4,319 3.4
Experian plc (16,889) (572,002) 6,319 5.0
Halma plc (16,425) (391,161) 18,291 14.5
NatWest Group plc (134,681) (429,529) (7,330) (5.8)
Pennon Group plc (53,753) (577,930) (6,065) (4.8)
Rentokil Initial plc (151,115) (928,416) 12,075 9.5
Severn Trent plc (20,058) (640,816) 10,273 8.1
Spectris plc (8,389) (303,905) 11,304 8.9
SSE plc (19,076) (392,335) 282 0.2
United Utilities Group plc (55,962) (668,653) 22,446 17.8
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HONIX
plus or minus a specified
spread (-0.30% to 0.30%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
10-24 months
maturity
07/20/2023 $13,161,683 $20,120 $49,530 $69,650
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
BOC Hong Kong Holdings Ltd. 94,500 320,808 3,100 4.5
SITC International Holdings Co. Ltd. 218,000 483,184 (35,182) (50.5)
Xinyi Glass Holdings Ltd. 137,000 253,118 722 1.0
Hong Kong
ASMPT Ltd. 64,000 454,541 1,524 2.2
CK Asset Holdings Ltd. 44,228 271,258 8,625 12.4
CLP Holdings Ltd. 21,000 152,997 2,602 3.7

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Hong Kong (continued)
Henderson Land Development Co. Ltd. 125,000 435,150 8,902 12.8
HKT Trust & HKT Ltd. 55,000 67,327 527 0.8
Man Wah Holdings Ltd. 444,800 440,138 7,615 10.9
New World Development Co. Ltd. 377,250 1,058,253 (501) (0.7)
Sino Land Co. Ltd. 140,000 174,620 (1,693) (2.4)
Sun Hung Kai Properties Ltd. 39,000 532,716 7,582 10.9
Swire Pacific Ltd. 9,500 83,276 3,556 5.1
Swire Properties Ltd. 14,400 36,474 536 0.8
WH Group Ltd. 1,189,000 693,470 8,669 12.4
United Kingdom
CK Hutchison Holdings Ltd. 207,000 1,240,106 39,484 56.7
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (196,000) (612,695) 8,794 12.6
ESR Group Ltd. (257,400) (538,107) 9,413 13.5
Hong Kong
AIA Group Ltd. (83,000) (916,602) (28,165) (40.4)
Hang Lung Properties Ltd. (41,000) (79,868) 450 0.6
Hang Seng Bank Ltd. (21,000) (348,315) (6,631) (9.5)
Hong Kong & China Gas Co. Ltd. (206,000) (195,372) (1,704) (2.4)
MTR Corp. Ltd. (65,018) (343,871) (7,789) (11.2)
Power Assets Holdings Ltd. (18,500) (101,111) (2,158) (3.1)
Techtronic Industries Co. Ltd. (109,500) (1,216,200) 19,274 27.7
Wharf Real Estate Investment Co. Ltd. (213,000) (1,240,542) (7,079) (10.2)
Macau
Galaxy Entertainment Group Ltd. (116,000) (762,660) (17,360) (24.9)
Sands China Ltd. (33,200) (108,904) (2,993) (4.3)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the MUTSC
plus or minus a specified
spread (-0.81% to 0.28%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
7-24 months
maturity
07/20/2023 $166,106,752 $1,184,674 $86,666 $1,271,340
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Dai-ichi Life Holdings, Inc. 42,700 964,310 106,341 8.4
Fukuoka Financial Group, Inc. 41,200 935,975 75,183 5.9
Honda Motor Co. Ltd. 56,300 1,284,147 (88,577) (7.0)
Japan Post Bank Co. Ltd. 152,500 1,307,375 92,249 7.3
Japan Post Holdings Co. Ltd. 112,800 949,094 37,007 2.9
Japan Post Insurance Co. Ltd. 54,200 953,222 58,286 4.6
KDDI Corp. 37,400 1,134,226 (12,139) (1.0)
Lawson, Inc. 27,600 1,055,163 26,306 2.1
Mazda Motor Corp. 218,600 1,638,637 (113,627) (8.9)
Mitsubishi Corp. 42,100 1,366,768 (31,226) (2.5)
Mitsubishi HC Capital, Inc. 184,400 906,981 4,933 0.4
Mitsubishi Motors Corp. 523,700 1,988,802 (263,239) (20.7)
Mizuho Financial Group, Inc. 304,130 4,284,673 343,293 27.0
NGK Spark Plug Co. Ltd. 52,700 965,837 (71,779) (5.6)
NH Foods Ltd. 33,300 929,702 (232) (0.0)
NIPPON EXPRESS HOLDINGS, Inc. 15,500 885,197 (47,827) (3.8)
Nippon Steel Corp. 85,100 1,476,582 17,561 1.4
Ryohin Keikaku Co. Ltd. 75,500 892,636 41,794 3.3
SCREEN Holdings Co. Ltd. 22,200 1,415,636 (115,223) (9.1)
Seiko Epson Corp. 64,000 931,138 (63,680) (5.0)
Shimamura Co. Ltd. 10,800 1,076,265 36,917 2.9
Shin-Etsu Chemical Co. Ltd. 11,500 1,404,290 (105,939) (8.3)
Subaru Corp. 122,800 1,859,202 (194,096) (15.3)
Yamada Holdings Co. Ltd. 266,200 944,947 (4,324) (0.3)
Short Positions
Common Stocks
Japan
Aeon Co. Ltd. (59,000) (1,245,814) 14,518 1.1
Ajinomoto Co., Inc. (41,900) (1,280,604) 127,791 10.1
Asahi Intecc Co. Ltd. (57,600) (939,587) 90,677 7.1
Bridgestone Corp. (41,900) (1,483,557) 67,791 5.3
Capcom Co. Ltd. (39,000) (1,244,899) 18,054 1.4
Chiba Bank Ltd. (The) (134,400) (980,602) (93,750) (7.4)
Daiichi Sankyo Co. Ltd. (39,400) (1,268,156) 55,566 4.4
Daikin Industries Ltd. (8,000) (1,213,709) 83,825 6.6
Denso Corp. (33,600) (1,647,738) 140,080 11.0
Eisai Co. Ltd. (13,700) (903,544) 75,265 5.9
JSR Corp. (81,300) (1,591,957) 122,132 9.6
Kansai Electric Power Co., Inc. (The) (106,600) (1,035,178) (85,966) (6.8)
Keyence Corp. (2,400) (931,787) 66,118 5.2
Kobe Bussan Co. Ltd. (48,900) (1,409,357) (118,299) (9.3)
Kubota Corp. (113,700) (1,553,306) 140,690 11.1
Kurita Water Industries Ltd. (26,600) (1,098,706) 75,217 5.9
Lasertec Corp. (9,000) (1,469,436) 150,311 11.8
Mitsubishi UFJ Financial Group, Inc. (288,100) (1,934,135) (189,896) (14.9)
Nidec Corp. (30,100) (1,548,920) 196,735 15.5
Nippon Paint Holdings Co. Ltd. (206,000) (1,617,944) 137,298 10.8
Resona Holdings, Inc. (287,400) (1,578,521) (126,509) (10.0)
T&D Holdings, Inc. (74,400) (1,065,017) (122,722) (9.7)
Toyota Motor Corp. (205,800) (2,807,636) 167,037 13.1
Unicharm Corp. (32,100) (1,228,988) 45,847 3.6
Yamaha Corp. (25,000) (927,695) 56,759 4.5

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
Yaskawa Electric Corp. (46,800) (1,493,174) 87,930 6.9
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Federal
Funds Effective Rate plus
or minus a specified spread
(-40.17% to 0.33%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
7-12 months
maturity
07/19/2023 $385,821,308 $731,893 $267,250 $999,143
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
3M Co. 9,302 1,115,496 (16,410) (1.6)
Adobe, Inc. 3,532 1,188,624 27,444 2.7
Allison Transmission Holdings, Inc. 24,494 1,018,950 (11,000) (1.1)
American International Group, Inc. 17,807 1,126,115 30,659 3.1
Booking Holdings, Inc. 538 1,084,221 45,106 4.5
Builders FirstSource, Inc. 15,864 1,029,256 (11,408) (1.1)
Cisco Systems, Inc. 27,233 1,297,380 6,536 0.7
Citigroup, Inc. 40,766 1,843,846 48,642 4.9
CVS Health Corp. 14,066 1,310,811 (21,330) (2.1)
EMCOR Group, Inc. 7,015 1,038,992 7,635 0.8
Expedia Group, Inc. 17,560 1,538,256 39,484 4.0
General Dynamics Corp. 5,442 1,350,215 19,275 1.9
General Motors Co. 29,868 1,004,760 (38,824) (3.9)
Intel Corp. 47,267 1,249,267 (9,990) (1.0)
Kroger Co. (The) 23,997 1,069,786 3,945 0.4
ManpowerGroup, Inc. 13,143 1,093,629 23,865 2.4
Marathon Petroleum Corp. 8,972 1,044,251 47,044 4.7
Medtronic plc 12,966 1,007,718 7,666 0.8
Meta Platforms, Inc. 12,919 1,554,672 75,705 7.6
Mosaic Co. (The) 22,582 990,672 (11,754) (1.2)
NRG Energy, Inc. 31,334 997,048 4,276 0.4
Owens Corning 13,158 1,122,377 (26,560) (2.7)
Pfizer, Inc. 21,834 1,118,774 (2,620) (0.3)
Skechers USA, Inc. 31,454 1,319,495 30,021 3.0
Textron, Inc. 14,016 992,333 21,304 2.1
Toll Brothers, Inc. 20,980 1,047,322 (3,388) (0.3)
Tyson Foods, Inc. 28,897 1,798,838 39,113 3.9
Vishay Intertechnology, Inc. 55,767 1,202,894 17,305 1.7
Wells Fargo & Co. 34,335 1,417,692 (13,115) (1.3)
Westrock Co. 37,166 1,306,757 13,075 1.3

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
United States
Ameren Corp. (12,543) (1,115,324) (15,045) (1.5)
Axon Enterprise, Inc. (5,978) (991,930) 9,608 1.0
Ball Corp. (21,895) (1,119,710) (11,345) (1.1)
DR Horton, Inc. (14,153) (1,261,598) (13,093) (1.3)
DuPont de Nemours, Inc. (16,090) (1,104,257) (12,860) (1.3)
Eli Lilly & Co. (3,310) (1,210,930) (25,050) (2.5)
Equifax, Inc. (5,800) (1,127,288) (18,082) (1.8)
First Financial Bankshares, Inc. (28,928) (995,123) (40,354) (4.0)
Hanesbrands, Inc. (166,149) (1,056,708) (77,089) (7.7)
Hess Corp. (7,620) (1,080,668) (62,408) (6.2)
Honeywell International, Inc. (7,590) (1,626,537) (34,910) (3.5)
International Business Machines Corp. (7,045) (992,570) (10,002) (1.0)
JPMorgan Chase & Co. (9,154) (1,227,551) (32,703) (3.3)
Kohl's Corp. (52,013) (1,313,328) 12,498 1.3
McCormick & Co., Inc. (Non-Voting) (17,129) (1,419,823) (776) (0.1)
NextEra Energy, Inc. (16,512) (1,380,403) (1,321) (0.1)
NVIDIA Corp. (10,696) (1,563,113) 157,563 15.8
Quanta Services, Inc. (8,657) (1,233,622) (1,644) (0.2)
Realty Income Corp. (20,311) (1,288,327) 2,234 0.2
Welltower, Inc. (15,640) (1,025,202) (27,943) (2.8)
Collateral pledged to, or (received from), each counterparty at December 31, 2022 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
CITI
Cash $ 120,000 $ – $ 120,000
Investment Companies 86,356 – 86,356
JPMC
Investment Companies 4,984,327 – 4,984,327
MLIN
Cash (230,327) – (230,327)
MSIP
Cash (2,560,171) – (2,560,171)
U.S. Treasury Bills 39,252,554 – 39,252,554

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2022
7
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 87.7%
INVESTMENT COMPANIES - 28.2%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares , 3.94% (1)(a)(b) 2,004,270 2,004,270
Limited Purpose Cash Investment
Fund, 4.08% (1)(a) 157,361,120 157,298,176
TOTAL INVESTMENT COMPANIES
(Cost $159,242,104) 159,302,446
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 59.5%
U.S. Treasury Bills
2.95%, 1/19/2023 (c)(d) $ 27,869,000 27,824,162
2.89%, 2/2/2023 (c)(d) 33,881,000 33,773,503
3.53%, 3/16/2023 (c)(d) 8,448,000 8,377,941
4.49%, 4/27/2023 (c)(d) 27,653,000 27,263,345
4.54%, 5/4/2023 (c)(d) 15,568,000 15,333,014
4.59%, 5/11/2023 (c)(d) 15,108,000 14,864,088
4.63%, 5/25/2023 (c)(d) 66,732,000 65,544,479
4.66%, 6/1/2023 (c)(d) 60,327,000 59,202,785
4.68%, 6/8/2023 (c)(d) 34,074,000 33,408,081
4.74%, 6/15/2023 (c)(d) 18,631,000 18,255,421
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 59.5% (continued)
4.66%, 6/22/2023 (c)(d) $ 940,000 919,887
4.71%, 6/29/2023 (c)(d) 31,562,000 30,863,303
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $335,555,193) 335,630,009
TOTAL SHORT-TERM INVESTMENTS
(Cost $494,797,297) 494,932,455
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 87.7%
(Cost $494,797,297) 494,932,455
OTHER ASSETS IN EXCESS OF
LIABILITIES - 12.3% (e) 69,723,215
NET ASSETS - 100.0% 564,655,670
SECURITY TYPE VALUE
% OF NET
ASSETS
Investment Companies 159,302,446 28.2
U.S. Treasury Obligations 335,630,009 59.5
Total Investments In Securities
At Value $ 494,932,455 87.7
Other Assets in Excess of
Liabilities (e) 69,723,215 12.3
Net Assets
$ 564,655,670 100.0%
(a) Represents 7-day effective yield as of December 31, 2022.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c) The rate shown was the effective yield at the date of purchase.
(d) All or a portion of the security pledged as collateral for swap contracts.
(e) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2022
Total return swap contracts outstanding as of December 31, 2022 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Hang Seng Index
January Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 01/30/2023 HKD 3,983,000 $ 2,812
Hang Seng Index
January Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 01/30/2023 HKD 3,983,000 5,677
MSCI Hong Kong
Net Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread (0.15%)
Increases in
total return of
reference entity
Monthly JPMC 03/15/2023 HKD 2,067,557 7,486
15,975
Swiss Market
Index March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 03/17/2023 CHF 852,480 (25,916)
Swiss Market
Index March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 03/17/2023 CHF 4,795,200 (141,315)
MSCI Germany
Net Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.30%)
Increases in
total return of
reference entity
Monthly JPMC 03/15/2023 EUR 454,426 (15,781)
MSCI Australia
Net Return Index
Decreases in
total return
of reference
entity and
pays the BBR
plus or minus
a specified
spread (0.13%)
Increases in
total return of
reference entity
Monthly JPMC 03/15/2023 AUD 2,621,045 (63,072)
MSCI Canada Net
Return Index
Decreases in
total return
of reference
entity and
pays the BA
plus or minus
a specified
spread (-0.70%)
Increases in
total return of
reference entity
Monthly JPMC 03/15/2023 CAD 1,341,918 (30,267)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2022
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI France Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.12%)
Increases in
total return of
reference entity
Monthly JPMC 03/15/2023 EUR 800,417 $ (27,285)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.28%)
Increases in
total return of
reference entity
Monthly JPMC 03/15/2023 EUR 169,835 (3,793)
MSCI Japan Net
Return Index
Decreases in
total return
of reference
entity and pays
the TONAR
plus or minus
a specified
spread (0.05%)
Increases in
total return of
reference entity
Monthly JPMC 03/15/2023 JPY 1,013,272,105 (280,846)
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.05%)
Increases in
total return of
reference entity
Monthly JPMC 03/15/2023 EUR 1,621,404 (110,745)
MSCI Singapore
Net Return Index
Decreases in
total return
of reference
entity and pays
the SORA
plus or minus
a specified
spread (0.30%)
Increases in
total return of
reference entity
Monthly JPMC 03/15/2023 SGD 177,901 (2,556)
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.23%)
Increases in
total return of
reference entity
Monthly JPMC 03/15/2023 EUR 1,042,867 (10,536)
MSCI Sweden
Net Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread (-0.15%)
Increases in
total return of
reference entity
Monthly JPMC 03/15/2023 SEK 8,879,560 (28,332)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2022
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the SARON
plus or minus
a specified
spread (-0.30%)
Increases in
total return of
reference entity
Monthly JPMC 03/15/2023 CHF 1,211,987 $ (43,214)
MSCI United
Kingdom Net
Return Index
Decreases in
total return
of reference
entity and pays
the SONIA
plus or minus
a specified
spread (0.15%)
Increases in
total return of
reference entity
Monthly JPMC 03/15/2023 GBP 794,603 (9,569)
(793,227)
$ (777,252)
Futures contracts outstanding as of December 31, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 8 1/2023 EUR $ 1,181,177 $ (68,446)
CAC 40 10 Euro Index 79 1/2023 EUR 5,471,814 (178,365)
Hang Seng Index 3 1/2023 HKD 382,713 1,986
IBEX 35 Index 20 1/2023 EUR 1,754,318 (1,691)
MSCI Singapore Index 32 1/2023 SGD 694,162 (614)
OMXS30 Index 56 1/2023 SEK 1,095,866 (43,854)
DAX Index 8 3/2023 EUR 2,994,691 (51,610)
FTSE 100 Index 69 3/2023 GBP 6,227,954 (116)
FTSE/MIB Index 7 3/2023 EUR 888,238 (27,847)
S&P 500 E-Mini Index 673 3/2023 USD 129,922,650 (4,208,099)
S&P/TSX 60 Index 32 3/2023 CAD 5,529,808 (176,024)
SPI 200 Index 19 3/2023 AUD 2,261,239 (50,646)
TOPIX Index 29 3/2023 JPY 4,179,633 (116,938)
$ (4,922,264)
Forward Foreign Currency Exchange Contracts outstanding as of December 31, 2022:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 3,349,644 USD 2,255,393 CITI 3/15/2023 $ 31,717
AUD 3,349,641 USD 2,255,351 JPMC 3/15/2023 31,757
CAD 256,500 USD 188,413 CITI 3/15/2023 1,129
CAD 256,500 USD 188,412 JPMC 3/15/2023 1,130
CHF 3,647,796 USD 3,899,042 CITI 3/15/2023 76,456
CHF 3,647,786 USD 3,899,025 JPMC 3/15/2023 76,462

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2022
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
DKK 7,846,222 USD 1,094,337 CITI 3/15/2023 $ 41,274
DKK 7,846,221 USD 1,094,338 JPMC 3/15/2023 41,273
EUR 11,723,441 USD 12,279,363 CITI 3/15/2023 330,809
EUR 11,723,439 USD 12,279,334 JPMC 3/15/2023 330,831
GBP 2,310,501 USD 2,770,363 CITI 3/15/2023 27,823
GBP 2,310,499 USD 2,770,364 JPMC 3/15/2023 27,818
HKD 6,705,000 USD 859,013 CITI 3/15/2023 1,150
HKD 6,705,000 USD 859,014 JPMC 3/15/2023 1,149
JPY 1,119,797,505 USD 8,246,742 CITI 3/15/2023 366,954
JPY 1,119,797,496 USD 8,246,726 JPMC 3/15/2023 366,976
NOK 2,510,797 USD 252,682 CITI 3/15/2023 4,386
NOK 2,510,787 USD 252,680 JPMC 3/15/2023 4,387
NZD 87,876 USD 55,117 CITI 3/15/2023 721
NZD 87,873 USD 55,115 JPMC 3/15/2023 720
SEK 12,892,000 USD 1,224,858 CITI 3/15/2023 15,602
SEK 12,892,001 USD 1,224,859 JPMC 3/15/2023 15,600
SGD 2,792,859 USD 2,031,268 CITI 3/15/2023 56,253
SGD 2,792,856 USD 2,031,268 JPMC 3/15/2023 56,250
Total unrealized appreciation 1,908,627
AUD 1,200,858 USD 820,308 CITI 3/15/2023 (372)
AUD 1,200,857 USD 820,303 JPMC 3/15/2023 (368)
CAD 6,304,707 USD 4,716,901 CITI 3/15/2023 (58,014)
CAD 6,304,703 USD 4,716,904 JPMC 3/15/2023 (58,020)
GBP 2,494,001 USD 3,034,937 CITI 3/15/2023 (14,521)
GBP 2,494,000 USD 3,034,930 JPMC 3/15/2023 (14,516)
HKD 1,745,500 USD 224,424 CITI 3/15/2023 (500)
HKD 1,745,500 USD 224,423 JPMC 3/15/2023 (498)
ILS 969,500 USD 283,556 CITI 3/15/2023 (6,677)
ILS 969,500 USD 283,556 JPMC 3/15/2023 (6,677)
NOK 418,467 USD 43,065 CITI 3/15/2023 (220)
NOK 418,464 USD 43,064 JPMC 3/15/2023 (219)
NZD 27,126 USD 17,386 CITI 3/15/2023 (150)
NZD 27,124 USD 17,385 JPMC 3/15/2023 (150)
SEK 699,000 USD 67,758 CITI 3/15/2023 (501)
SEK 699,000 USD 67,757 JPMC 3/15/2023 (500)
USD 42,276 HKD 330,000 CITI 3/15/2023 (59)
USD 42,276 HKD 330,000 JPMC 3/15/2023 (59)
USD 3,239 NOK 32,000 CITI 3/15/2023 (37)
USD 3,239 NOK 32,000 JPMC 3/15/2023 (37)
USD 17,074 SEK 179,620 CITI 3/15/2023 (209)
USD 17,074 SEK 179,619 JPMC 3/15/2023 (209)
Total unrealized depreciation (162,513)
Net unrealized appreciation $ 1,746,114

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2022
Total Return Basket Swaps Outstanding at December 31, 2022
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BANA The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-6.09% to 0.20%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
13-14 months
maturity
ranging from
01/25/2023
- 02/26/2024 $148,408,217 $(662,888) $1,630,199 $967,311
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Ashland, Inc. 14,602 1,570,153 (9,579) (1.0)
AT&T, Inc. 146,367 2,694,616 (6,120) (0.6)
Berry Global Group, Inc. 31,608 1,910,071 (9,529) (1.0)
BJ's Wholesale Club Holdings, Inc. 26,532 1,755,357 2,903 0.3
Celanese Corp. 15,692 1,604,350 (23,695) (2.4)
CF Industries Holdings, Inc. 31,078 2,647,846 (56,030) (5.8)
Chemours Co. (The) 63,475 1,943,604 (19,043) (2.0)
Dow, Inc. 53,013 2,671,325 (42,410) (4.4)
Eagle Materials, Inc. 13,613 1,808,487 (17,425) (1.8)
Eastman Chemical Co. 35,639 2,902,440 (35,475) (3.7)
Huntsman Corp. 96,326 2,647,038 (27,935) (2.9)
International Paper Co. 67,494 2,337,317 (18,898) (2.0)
KB Home 55,597 1,770,764 (7,002) (0.7)
Kroger Co. (The) 86,223 3,843,821 (107,644) (11.1)
Lumen Technologies, Inc. 350,670 1,830,497 (19,195) (2.0)
LyondellBasell Industries NV 34,953 2,902,148 (25,166) (2.6)
Mattel, Inc. 86,964 1,551,438 71,310 7.4
Mosaic Co. (The) 72,230 3,168,730 (41,348) (4.3)
Packaging Corp. of America 10,015 1,281,019 (16,525) (1.7)
PulteGroup, Inc. 27,785 1,265,051 (9,447) (1.0)
PVH Corp. 31,466 2,221,185 (18,565) (1.9)
Ralph Lauren Corp. 13,771 1,455,182 19,693 2.0
Reliance Steel & Aluminum Co. 7,919 1,603,122 (24,799) (2.6)
Skechers USA, Inc. 101,746 4,268,245 (50,200) (5.2)
Taylor Morrison Home Corp. 47,570 1,443,750 (23,309) (2.4)
Toll Brothers, Inc. 71,757 3,582,109 (41,209) (4.3)
United States Steel Corp. 80,215 2,009,386 (81,017) (8.4)
Westrock Co. 126,699 4,454,737 (54,480) (5.6)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
United Kingdom
Linde plc (5,053) (1,648,188) 12,344 1.3
United States
Air Products and Chemicals, Inc. (9,587) (2,955,289) 37,773 3.9
AptarGroup, Inc. (13,826) (1,520,583) 11,223 1.2
Avery Dennison Corp. (12,171) (2,202,951) 15,368 1.6
Ball Corp. (66,937) (3,423,158) 42,285 4.4
Carter's, Inc. (22,182) (1,654,999) 20,629 2.1
Costco Wholesale Corp. (3,088) (1,409,672) 6,176 0.6
Crown Holdings, Inc. (16,107) (1,324,156) 8,275 0.9
DR Horton, Inc. (44,985) (4,009,963) 3,330 0.3
DuPont de Nemours, Inc. (54,198) (3,719,609) 762 0.1
Ecolab, Inc. (8,945) (1,302,034) (984) (0.1)
Freeport-McMoRan, Inc. (29,869) (1,135,022) 26,285 2.7
Frontier Communications Parent, Inc. (65,415) (1,666,774) (23,113) (2.4)
Grocery Outlet Holding Corp. (49,881) (1,456,026) (20,645) (2.1)
Hanesbrands, Inc. (534,869) (3,401,767) (67,113) (6.9)
MP Materials Corp. (53,289) (1,293,857) 9,697 1.0
Royal Gold, Inc. (16,054) (1,809,607) 18,721 1.9
RPM International, Inc. (27,811) (2,710,182) 54,235 5.6
Scotts Miracle-Gro Co. (The) (27,787) (1,350,170) (28,621) (3.0)
Silgan Holdings, Inc. (23,778) (1,232,652) 27,629 2.9
Tempur Sealy International, Inc. (36,938) (1,268,082) 17,911 1.9
Valvoline, Inc. (69,611) (2,272,799) 2,795 0.3
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the BBR plus
or minus a specified spread
(-0.08% to 0.04%), which is
denominated in AUD based
on the local currencies of the
positions within the swap.
61 months
maturity
11/19/2026 $74,059,067 $123,177 $(57,015) $66,162
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
ANZ Group Holdings Ltd. 127,538 2,054,498 (5,099) (7.7)
Aristocrat Leisure Ltd. 39,086 805,399 (54,159) (81.9)
Aurizon Holdings Ltd. 896,502 2,271,234 (36,016) (54.4)
BHP Group Ltd. 111,832 3,464,214 (37,503) (56.7)
BlueScope Steel Ltd. 268,034 3,054,846 (73,599) (111.2)
Cochlear Ltd. 6,427 887,616 (2,338) (3.5)
Coles Group Ltd. 83,583 947,466 (15,409) (23.3)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
Harvey Norman Holdings Ltd. 499,422 1,399,380 (25,352) (38.3)
Incitec Pivot Ltd. 874,867 2,227,080 (40,517) (61.2)
JB Hi-Fi Ltd. 98,922 2,819,449 (71,461) (108.0)
New Hope Corp. Ltd. 112,304 482,309 (13,931) (21.1)
Origin Energy Ltd. 257,453 1,347,489 102,952 155.6
Qantas Airways Ltd. 346,910 1,404,191 (62,384) (94.3)
Qube Holdings Ltd. 481,608 918,682 (9,283) (14.0)
Santos Ltd. 149,175 733,672 367 0.6
Sonic Healthcare Ltd. 105,074 2,138,363 (60,265) (91.1)
South32 Ltd. 1,075,537 2,948,723 (73,425) (111.0)
Suncorp Group Ltd. 126,125 1,027,769 16,195 24.5
Telstra Group Ltd. 663,748 1,795,068 (35,179) (53.2)
Westpac Banking Corp. 62,258 985,638 109 0.2
Whitehaven Coal Ltd. 299,066 1,905,332 (239,894) (362.6)
United States
Computershare Ltd. 34,661 610,590 (12,423) (18.8)
Short Positions
Common Stocks
Australia
Alumina Ltd. (1,061,110) (1,095,502) 9,516 14.4
APA Group (98,960) (723,339) 2,984 4.5
Atlas Arteria Ltd. (108,074) (486,708) 18,801 28.4
carsales.com Ltd. (71,556) (1,006,975) 32,776 49.5
Cleanaway Waste Management Ltd. (560,964) (999,544) 36,069 54.5
Commonwealth Bank of Australia (47,956) (3,330,776) 118,132 178.5
Domino's Pizza Enterprises Ltd. (28,054) (1,263,380) 6,808 10.3
Endeavour Group Ltd. (173,224) (753,857) 9,212 13.9
Fortescue Metals Group Ltd. (40,070) (560,065) (8,157) (12.3)
IDP Education Ltd. (113,570) (2,093,008) 55,881 84.5
IGO Ltd. (140,820) (1,288,130) 52,531 79.4
Insurance Australia Group Ltd. (372,696) (1,198,095) (20,694) (31.3)
Lendlease Corp. Ltd. (94,543) (501,842) (30,657) (46.3)
Lynas Rare Earths Ltd. (252,831) (1,332,803) 77,377 117.0
Macquarie Group Ltd. (10,492) (1,184,426) 21,179 32.0
Medibank Pvt Ltd. (340,381) (679,073) (50) (0.1)
Mineral Resources Ltd. (29,244) (1,534,037) 86,819 131.2
National Australia Bank Ltd. (24,101) (489,337) 7,204 10.9
Northern Star Resources Ltd. (73,600) (550,772) 594 0.9
Pro Medicus Ltd. (25,945) (969,711) 17,676 26.7
REA Group Ltd. (15,565) (1,170,590) 80,119 121.1
Reece Ltd. (103,466) (989,003) 2,860 4.3
Transurban Group (194,081) (1,707,497) 113,393 171.4
Treasury Wine Estates Ltd. (58,246) (538,101) 5,349 8.1
Wesfarmers Ltd. (61,032) (1,903,423) 47,520 71.8
Woodside Energy Group Ltd. (65,491) (1,586,075) 6,290 9.5
Worley Ltd. (100,693) (1,027,115) (6,990) (10.6)
United States
CSL Ltd. (14,813) (2,888,448) 20,292 30.7

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2022
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.02% to 0.03%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
61 months
maturity
11/19/2026 $127,570,599 $87,602 $255,288 $342,890
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Rio Tinto plc 16,380 1,152,891 42,163 12.3
Netherlands
Shell plc 190,406 5,367,701 103,225 30.1
Nigeria
Airtel Africa plc 1,053,861 1,420,077 (19,617) (5.7)
South Africa
Anglo American plc 28,644 1,121,696 43,690 12.7
United Kingdom
Associated British Foods plc 83,139 1,576,213 6,233 1.8
Barclays plc 1,869,243 3,556,819 42,379 12.4
Barratt Developments plc 722,589 3,451,300 10,510 3.1
BP plc 433,112 2,499,031 55,863 16.3
British American Tobacco plc 60,830 2,406,322 (42,556) (12.4)
BT Group plc 1,241,158 1,675,905 (14,071) (4.1)
Centrica plc 2,713,887 3,156,419 138,598 40.4
DCC plc 21,295 1,047,117 792 0.2
DS Smith plc 589,390 2,273,515 9,318 2.7
Harbour Energy plc 352,302 1,300,091 (4,975) (1.5)
Howden Joinery Group plc 216,063 1,458,939 (9,580) (2.8)
Imperial Brands plc 127,212 3,168,996 (2,215) (0.6)
Inchcape plc 108,565 1,071,893 15,990 4.7
InterContinental Hotels Group plc 40,258 2,309,956 (7,705) (2.2)
International Distributions Services plc 585,111 1,499,825 35,569 10.4
Intertek Group plc 21,895 1,065,240 23,117 6.7
JD Sports Fashion plc 1,569,945 2,385,730 174,152 50.8
Legal & General Group plc 638,636 1,914,717 4,841 1.4
Lloyds Banking Group plc 2,375,690 1,296,446 4,006 1.2
Man Group plc 596,710 1,535,250 (22,106) (6.4)
Marks & Spencer Group plc 1,263,618 1,864,153 27,152 7.9
Reckitt Benckiser Group plc 21,658 1,501,254 (3,770) (1.1)
Smiths Group plc 83,705 1,606,473 5,985 1.7
Vodafone Group plc 2,356,825 2,386,798 (15,670) (4.6)
United States
GSK plc 172,850 2,987,407 11,723 3.4

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Chile
Antofagasta plc (158,578) (2,960,272) (134,092) (39.1)
Hong Kong
Prudential plc (152,014) (2,072,756) (90,698) (26.5)
United Kingdom
Admiral Group plc (63,193) (1,622,221) (57,198) (16.7)
Ashtead Group plc (29,108) (1,653,474) 19,816 5.8
AstraZeneca plc (25,216) (3,412,214) (25,953) (7.6)
AVEVA Group plc (37,672) (1,458,172) 3,321 1.0
B&M European Value Retail SA (351,807) (1,746,299) (5,477) (1.6)
Berkeley Group Holdings plc (44,149) (2,012,726) (17,608) (5.1)
ConvaTec Group plc (485,899) (1,360,842) (29,731) (8.7)
Croda International plc (20,664) (1,644,412) 15,722 4.6
Diageo plc (58,141) (2,544,941) 14,665 4.3
Experian plc (58,579) (1,983,973) 22,365 6.5
Halma plc (55,115) (1,312,561) 61,376 17.9
NatWest Group plc (415,344) (1,324,627) (22,604) (6.6)
Ocado Group plc (184,455) (1,369,213) 44,587 13.0
Pennon Group plc (152,565) (1,640,316) (17,213) (5.0)
Rentokil Initial plc (470,582) (2,891,147) 37,602 11.0
Schroders plc (218,903) (1,150,224) 12,087 3.5
Severn Trent plc (62,612) (2,000,337) 31,558 9.2
SSE plc (65,430) (1,345,695) (3,518) (1.0)
United Utilities Group plc (168,890) (2,017,954) 67,740 19.8
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HIBOR
plus or minus a specified
spread (-0.03% to 0.04%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
61 months
maturity
11/19/2026 $41,863,401 $70,004 $(44,991) $25,013
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
BOC Hong Kong Holdings Ltd. 304,000 1,032,018 10,873 43.5
SITC International Holdings Co. Ltd. 603,000 1,336,513 (97,316) (389.1)
Xinyi Glass Holdings Ltd. 334,000 617,090 1,761 7.0

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Hong Kong
ASMPT Ltd. 165,700 1,176,834 3,945 15.8
CK Asset Holdings Ltd. 177,997 1,091,687 34,712 138.8
CLP Holdings Ltd. 74,500 542,775 9,231 36.9
Henderson Land Development Co. Ltd. 398,000 1,385,519 29,184 116.7
HKT Trust & HKT Ltd. 242,000 296,238 2,320 9.3
Man Wah Holdings Ltd. 1,493,200 1,477,548 25,565 102.2
New World Development Co. Ltd. 1,129,250 3,167,747 (2,832) (11.3)
Sino Land Co. Ltd. 580,000 723,426 (7,013) (28.0)
Sun Hung Kai Properties Ltd. 137,500 1,878,164 26,733 106.9
Swire Pacific Ltd. 47,000 411,997 17,593 70.3
WH Group Ltd. 3,556,000 2,073,995 26,060 104.2
United Kingdom
CK Hutchison Holdings Ltd. 620,000 3,714,328 115,664 462.4
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (618,800) (1,934,367) 27,763 111.0
ESR Group Ltd. (784,200) (1,639,407) 30,376 121.4
Hong Kong
AIA Group Ltd. (288,400) (3,184,914) (97,863) (391.3)
Hang Lung Properties Ltd. (72,000) (140,257) 1,128 4.5
Hang Seng Bank Ltd. (64,200) (1,064,850) (20,272) (81.0)
Hong Kong & China Gas Co. Ltd. (502,045) (476,144) (4,025) (16.1)
MTR Corp. Ltd. (162,639) (860,174) (19,083) (76.3)
Power Assets Holdings Ltd. (108,000) (590,271) (12,598) (50.4)
Swire Properties Ltd. (38,200) (96,757) (1,421) (5.7)
Techtronic Industries Co. Ltd. (351,000) (3,898,503) 61,411 245.5
Wharf Real Estate Investment Co. Ltd. (707,000) (4,117,667) (23,540) (94.1)
Macau
Galaxy Entertainment Group Ltd. (396,000) (2,603,564) (59,265) (236.9)
Sands China Ltd. (100,800) (330,647) (9,087) (36.3)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the MUTSC
plus or minus a specified
spread (-0.12% to 0.03%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
61 months
maturity
11/10/2026 $535,956,268 $4,157,588 $422,828 $4,580,416
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Dai-ichi Life Holdings, Inc. 147,800 3,337,823 368,083 8.0
Fukuoka Financial Group, Inc. 140,200 3,185,042 255,841 5.6
Honda Motor Co. Ltd. 177,700 4,053,161 (283,337) (6.2)
IHI Corp. 98,500 2,853,386 (96,210) (2.1)
Japan Post Bank Co. Ltd. 474,700 4,069,581 285,028 6.2
Japan Post Holdings Co. Ltd. 382,000 3,214,132 140,435 3.1
KDDI Corp. 117,800 3,572,508 (35,456) (0.8)
Lawson, Inc. 89,300 3,413,988 86,671 1.9
Mazda Motor Corp. 718,800 5,388,163 (373,630) (8.2)
Mitsubishi Corp. 134,400 4,363,268 (102,602) (2.2)
Mitsubishi HC Capital, Inc. 651,600 3,204,928 17,430 0.4
Mitsubishi Motors Corp. 1,642,400 6,237,176 (845,879) (18.5)
Mizuho Financial Group, Inc. 963,300 13,571,254 1,093,281 23.9
NGK Spark Plug Co. Ltd. 159,900 2,930,500 (217,790) (4.8)
NH Foods Ltd. 112,700 3,146,468 (785) (0.0)
NIPPON EXPRESS HOLDINGS, Inc. 53,400 3,049,646 (164,770) (3.6)
Nippon Steel Corp. 285,400 4,952,015 67,387 1.5
SCREEN Holdings Co. Ltd. 72,100 4,597,629 (374,216) (8.2)
Seiko Epson Corp. 209,400 3,046,568 (208,355) (4.5)
Shimamura Co. Ltd. 35,900 3,577,584 122,715 2.7
Shin-Etsu Chemical Co. Ltd. 37,300 4,554,786 (343,611) (7.5)
Subaru Corp. 384,500 5,821,360 (607,266) (13.3)
Yamada Holdings Co. Ltd. 907,600 3,221,765 (14,724) (0.3)
Short Positions
Common Stocks
Japan
Aeon Co. Ltd. (207,500) (4,381,464) 51,165 1.1
Ajinomoto Co., Inc. (136,000) (4,156,614) 425,759 9.3
Asahi Intecc Co. Ltd. (181,000) (2,952,521) 284,655 6.2
Bridgestone Corp. (137,500) (4,868,473) 225,239 4.9
Capcom Co. Ltd. (121,900) (3,891,109) 56,058 1.2
Chiba Bank Ltd. (The) (444,800) (3,245,325) (310,268) (6.8)
Daiichi Sankyo Co. Ltd. (127,400) (4,100,584) 185,474 4.0
Daikin Industries Ltd. (26,200) (3,974,896) 279,635 6.1
Denso Corp. (105,300) (5,163,894) 439,565 9.6
Eisai Co. Ltd. (44,800) (2,954,653) 251,393 5.5
JSR Corp. (258,200) (5,055,884) 387,879 8.5
Kansai Electric Power Co., Inc. (The) (347,600) (3,375,497) (288,210) (6.3)
Keyence Corp. (7,700) (2,989,485) 229,523 5.0
Kobe Bussan Co. Ltd. (156,400) (4,507,637) (378,362) (8.3)
Kubota Corp. (362,100) (4,946,808) 423,329 9.2
Kurita Water Industries Ltd. (83,300) (3,440,685) 234,764 5.1
Lasertec Corp. (29,200) (4,767,505) 519,876 11.3
Mitsubishi UFJ Financial Group, Inc. (929,400) (6,239,449) (624,875) (13.6)
Nidec Corp. (97,900) (5,037,851) 652,140 14.2
Nippon Paint Holdings Co. Ltd. (653,000) (5,128,726) 434,057 9.5
Resona Holdings, Inc. (888,400) (4,879,464) (381,901) (8.3)
Sekisui House Ltd. (170,000) (3,013,941) 109,326 2.4
T&D Holdings, Inc. (233,300) (3,339,630) (371,953) (8.1)
Toyota Motor Corp. (668,200) (9,115,949) 541,205 11.8
Unicharm Corp. (103,900) (3,977,939) 147,632 3.2
Yamaha Corp. (83,700) (3,105,924) 193,978 4.2

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
Yaskawa Electric Corp. (142,100) (4,533,760) 267,625 5.8
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-0.03% to 0.03%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
26-61 months
maturity
ranging from
01/13/2025
- 01/03/2028 $101,093,372 $973,607 $61,640 $1,035,247
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
France
Air France-KLM 1,230,170 1,623,164 (23,539) (2.3)
Amundi SA 12,826 727,349 (25,207) (2.4)
Arkema SA 11,276 1,014,219 (21,904) (2.1)
Atos SE 95,035 917,380 (57,644) (5.6)
BioMerieux 7,585 796,907 9,654 0.9
Bouygues SA 48,315 1,449,052 (68,692) (6.6)
Capgemini SE 5,669 947,722 (88,764) (8.6)
Carrefour SA 50,267 840,764 (43,338) (4.2)
Cie de Saint-Gobain 99,570 4,871,049 (117,116) (11.3)
Dassault Aviation SA 11,688 1,982,204 30,236 2.9
Eiffage SA 36,787 3,618,522 (161,045) (15.6)
Electricite de France SA 276,570 3,550,702 (1,950) (0.2)
Engie SA 167,627 2,398,087 (162,593) (15.7)
Ipsen SA 17,988 1,934,801 (38,661) (3.7)
La Francaise des Jeux SAEM 32,646 1,313,627 (37,270) (3.6)
Orange SA 264,034 2,619,778 (7,490) (0.7)
Publicis Groupe SA 16,263 1,038,918 (20,875) (2.0)
Renault SA 20,999 700,708 (68,671) (6.6)
Rexel SA 139,919 2,767,386 (2,244) (0.2)
Rubis SCA 50,246 1,323,085 28,012 2.7
Sanofi 29,528 2,847,284 42,684 4.1
SCOR SE 38,234 880,960 28,213 2.7
Sodexo SA 11,877 1,136,373 (73,674) (7.1)
Teleperformance 4,341 1,037,783 (3,132) (0.3)
Thales SA 12,087 1,544,342 (8,282) (0.8)
TotalEnergies SE 46,286 2,905,520 116,528 11.3
Luxembourg
SES SA 220,782 1,438,128 (114,577) (11.1)
Singapore
STMicroelectronics NV 89,111 3,166,654 (318,170) (30.7)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
France
Accor SA (51,074) (1,274,173) 143,801 13.9
Aeroports de Paris (16,728) (2,241,078) 147,161 14.2
Air Liquide SA (34,015) (4,827,934) 148,667 14.4
Airbus SE (14,623) (1,738,711) 8,811 0.9
Alstom SA (97,069) (2,374,951) 83,066 8.0
AXA SA (29,377) (818,312) 41,753 4.0
Bollore SE (185,943) (1,039,124) 11,821 1.1
Bureau Veritas SA (22,290) (587,431) 8,839 0.9
Cie Generale des Etablissements Michelin SCA (129,694) (3,612,925) 81,803 7.9
EssilorLuxottica SA (19,785) (3,579,763) 227,135 21.9
Faurecia SE (41,280) (624,788) 696 0.1
Hermes International (1,519) (2,351,188) 129,440 12.5
Legrand SA (6,114) (490,231) 27,834 2.7
L'Oreal SA (9,894) (3,543,019) 215,660 20.8
LVMH Moet Hennessy Louis Vuitton SE (4,464) (3,248,423) 190,255 18.4
Pernod Ricard SA (6,137) (1,207,287) 16,514 1.6
Remy Cointreau SA (7,347) (1,238,804) 21,104 2.0
Sartorius Stedim Biotech (8,907) (2,894,491) 102,649 9.9
SOITEC (7,359) (1,207,881) 82,926 8.0
Worldline SA (44,861) (1,756,867) 218,255 21.1
Luxembourg
Eurofins Scientific SE (7,102) (509,911) (5,418) (0.5)
United States
Schneider Electric SE (31,892) (4,478,742) 245,082 23.7
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-5.35% to 0.02%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
26-61 months
maturity
ranging from
01/13/2025
- 01/03/2028 $739,935,250 $3,678,473 $728,665 $4,407,138
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Adobe, Inc. 11,356 3,821,635 58,601 1.3
Ally Financial, Inc. 121,538 2,971,604 (93,075) (2.1)
Alphabet, Inc. 31,799 2,805,626 (167,195) (3.8)
American International Group, Inc. 51,483 3,255,785 34,556 0.8
Booking Holdings, Inc. 1,806 3,639,596 (8,488) (0.2)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Citigroup, Inc. 128,085 5,793,285 16,299 0.4
CNO Financial Group, Inc. 145,855 3,332,787 71,469 1.6
Coca-Cola Co. (The) 49,155 3,126,750 23,103 0.5
Douglas Emmett, Inc. 181,981 2,853,462 (49,026) (1.1)
Essex Property Trust, Inc. 12,229 2,591,570 (44,486) (1.0)
Expedia Group, Inc. 55,622 4,872,487 (341,188) (7.7)
General Motors Co. 99,576 3,349,737 (398,374) (9.0)
Intel Corp. 152,309 4,025,527 (245,112) (5.6)
Macy's, Inc. 134,160 2,770,404 (180,696) (4.1)
ManpowerGroup, Inc. 41,314 3,437,738 (88,634) (2.0)
Meta Platforms, Inc. 42,209 5,079,431 187,408 4.3
Microsoft Corp. 12,689 3,043,076 (71,058) (1.6)
NorthWestern Corp. 42,230 2,505,928 68,835 1.6
NRG Energy, Inc. 101,450 3,228,139 (69,439) (1.6)
Schneider National, Inc. 106,543 2,493,106 (133,963) (3.0)
Tyson Foods, Inc. 90,324 5,622,669 (133,937) (3.0)
Wells Fargo & Co. 103,988 4,293,665 (114,260) (2.6)
Short Positions
Common Stocks
United States
Ameren Corp. (40,643) (3,613,976) 4,765 0.1
American Tower Corp. (12,659) (2,681,936) 46,028 1.0
Burlington Stores, Inc. (14,716) (2,983,816) (110,040) (2.5)
Charles Schwab Corp. (The) (39,717) (3,306,837) (136,334) (3.1)
Commerce Bancshares, Inc. (46,721) (3,180,298) (52,651) (1.2)
Equifax, Inc. (17,091) (3,321,807) 58,926 1.3
First Financial Bankshares, Inc. (93,805) (3,226,892) 108,264 2.5
Five Below, Inc. (17,095) (3,023,593) (1,404) (0.0)
Freshpet, Inc. (51,394) (2,712,061) 237,372 5.4
Glacier Bancorp, Inc. (59,152) (2,923,292) 259,692 5.9
International Business Machines Corp. (22,541) (3,175,801) 95,957 2.2
JPMorgan Chase & Co. (30,295) (4,062,560) (50,058) (1.1)
Kohl's Corp. (171,967) (4,342,167) 190,256 4.3
Las Vegas Sands Corp. (56,302) (2,706,437) (39,735) (0.9)
McCormick & Co., Inc. (Non-Voting) (54,044) (4,479,707) 126,399 2.9
MKS Instruments, Inc. (32,207) (2,728,899) (73,990) (1.7)
Monster Beverage Corp. (27,074) (2,748,823) (40,340) (0.9)
Morgan Stanley (29,792) (2,532,916) 105,104 2.4
NextEra Energy, Inc. (53,660) (4,485,976) 50,425 1.1
NVIDIA Corp. (34,586) (5,054,398) 822,871 18.7
Progressive Corp. (The) (20,821) (2,700,692) (8,086) (0.2)
Realty Income Corp. (62,574) (3,969,069) 64,523 1.5
Regions Financial Corp. (113,988) (2,457,581) 49,178 1.1
United Bankshares, Inc. (65,935) (2,669,708) 31,115 0.7
WEC Energy Group, Inc. (26,234) (2,459,700) 54,454 1.2
Welltower, Inc. (48,498) (3,179,044) 54,318 1.2
Willis Towers Watson plc (10,740) (2,626,789) 3,355 0.1
Wingstop, Inc. (22,987) (3,163,471) 306,441 7.0

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2022
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CDOR
plus or minus a specified
spread (-1.32% to 0.20%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
25-62 months
maturity
ranging from
01/21/2025
- 12/15/2027 $93,519,813 $957,847 $(167,435) $790,412
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Air Canada 81,933 1,173,324 24,835 3.1
ARC Resources Ltd. 101,877 1,373,158 60,594 7.7
Atco Ltd. 64,414 2,016,149 (2,854) (0.4)
Bank of Montreal 16,154 1,463,404 30,662 3.9
Bank of Nova Scotia (The) 50,086 2,453,992 60,750 7.7
Barrick Gold Corp. 55,431 950,187 25,791 3.3
Canadian Imperial Bank of Commerce 50,336 2,036,117 10,017 1.3
Canadian Tire Corp. Ltd. 9,867 1,031,153 1,385 0.2
Capital Power Corp. 33,030 1,130,192 (21,955) (2.8)
Cogeco Communications, Inc. 16,646 944,052 55,517 7.0
Empire Co. Ltd. 60,213 1,585,817 4,459 0.6
Fairfax Financial Holdings Ltd. 2,156 1,277,151 9,299 1.2
Finning International, Inc. 62,594 1,556,066 45,304 5.7
George Weston Ltd. 11,409 1,415,508 (43,732) (5.5)
iA Financial Corp., Inc. 16,648 974,658 26,804 3.4
Imperial Oil Ltd. 41,309 2,012,060 58,481 7.4
Loblaw Cos. Ltd. 11,332 1,001,970 (25,861) (3.3)
Manulife Financial Corp. 116,617 2,079,986 20,671 2.6
MEG Energy Corp. 65,596 913,209 91,079 11.5
Nutrien Ltd. 34,565 2,523,449 (13,716) (1.7)
Onex Corp. 23,409 1,128,784 21,265 2.7
Open Text Corp. 44,947 1,331,812 33,147 4.2
Suncor Energy, Inc. 60,845 1,930,054 105,602 13.4
Teck Resources Ltd. 34,152 1,290,663 33,042 4.2
Toromont Industries Ltd. 12,880 929,472 3,805 0.5
West Fraser Timber Co. Ltd. 30,682 2,215,494 (10,829) (1.4)
Whitecap Resources, Inc. 193,698 1,536,423 151,640 19.2
Chile
Lundin Mining Corp. 168,322 1,033,055 (11,188) (1.4)
Short Positions
Common Stocks
Brazil
Wheaton Precious Metals Corp. (31,540) (1,232,250) (14,209) (1.8)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada
Agnico Eagle Mines Ltd. (18,864) (980,259) (23,963) (3.0)
BCE, Inc. (35,148) (1,544,280) 4,673 0.6
Brookfield Corp. (40,977) (1,288,627) 8,171 1.0
Cameco Corp. (64,489) (1,461,719) (63,817) (8.1)
Canadian Pacific Railway Ltd. (35,877) (2,674,877) 17,753 2.2
Constellation Software, Inc. (559) (872,750) 2,941 0.4
Dollarama, Inc. (19,164) (1,120,825) 11,557 1.5
Element Fleet Management Corp. (114,070) (1,554,351) (9,662) (1.2)
Enbridge, Inc. (44,977) (1,757,890) (38,533) (4.9)
Franco-Nevada Corp. (10,135) (1,381,549) (33,908) (4.3)
GFL Environmental, Inc. (31,467) (918,911) (30,909) (3.9)
Innergex Renewable Energy, Inc. (72,900) (872,216) 17,767 2.2
Intact Financial Corp. (8,408) (1,210,342) 7,079 0.9
Lithium Americas Corp. (63,844) (1,210,395) 137,131 17.3
Metro, Inc. (18,400) (1,018,795) 21,335 2.7
Rogers Communications, Inc. (41,433) (1,939,150) (90,710) (11.5)
Royal Bank of Canada (18,863) (1,773,456) (7,523) (1.0)
Shopify, Inc. (27,514) (955,268) 27,974 3.5
Thomson Reuters Corp. (12,128) (1,383,524) (14,125) (1.8)
TMX Group Ltd. (8,661) (866,868) (13,049) (1.7)
United States
Brookfield Renewable Corp. (38,236) (1,052,478) 71,728 9.1
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-0.23% to 0.23%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
25-61 months
maturity
ranging from
01/21/2025
- 01/03/2028 $51,295,805 $161,197 $484 $161,681
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Italy
A2A SpA 809,101 1,078,746 (29,432) (18.2)
Assicurazioni Generali SpA 74,173 1,318,983 (5,964) (3.7)
Azimut Holding SpA 17,793 398,133 8,250 5.1
Banco BPM SpA 207,117 738,367 20,596 12.7
Buzzi Unicem SpA 78,378 1,510,354 2,257 1.4
Enel SpA 259,717 1,396,796 (7,852) (4.9)
Italgas SpA 45,644 253,434 (9,186) (5.7)
Leonardo SpA 452,877 3,905,959 195,436 120.9
Pirelli & C SpA 290,228 1,244,079 (6,387) (4.0)
Poste Italiane SpA 94,662 923,567 1,492 0.9

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Italy (continued)
Prysmian SpA 46,093 1,712,610 (27,127) (16.8)
Snam SpA 173,821 842,830 (25,357) (15.7)
UniCredit SpA 341,934 4,851,894 208,523 129.0
Unipol Gruppo SpA 351,478 1,711,276 (7,762) (4.8)
United States
Stellantis NV 471,057 6,693,891 (95,386) (59.0)
Tenaris SA 25,287 443,476 18,231 11.3
Short Positions
Common Stocks
Italy
Amplifon SpA (15,100) (450,883) (15,915) (9.8)
Banca Generali SpA (23,043) (790,990) (13,013) (8.0)
Brembo SpA (573) (6,408) (22) (0.0)
Davide Campari-Milano NV (26,491) (268,945) 10,431 6.5
DiaSorin SpA (8,816) (1,233,585) (24,222) (15.0)
ERG SpA (3,957) (122,641) 1,446 0.9
Ferrari NV (19,560) (4,194,420) 85,404 52.8
FinecoBank Banca Fineco SpA (210,875) (3,501,816) (144,065) (89.1)
Hera SpA (5,651) (15,242) 60 0.0
Infrastrutture Wireless Italiane SpA (181,126) (1,827,238) (9,308) (5.8)
Interpump Group SpA (11,105) (501,359) 7,182 4.4
Intesa Sanpaolo SpA (670,180) (1,484,724) (25,186) (15.6)
Mediobanca Banca di Credito Finanziario SpA (87,003) (836,018) (3,787) (2.3)
Moncler SpA (20,780) (1,104,185) (20,112) (12.4)
Nexi SpA (202,677) (1,599,920) 33,756 20.9
Recordati Industria Chimica e Farmaceutica SpA (22,091) (918,274) 9,173 5.7
Reply SpA (48) (5,506) 84 0.1
Salvatore Ferragamo SpA (324) (5,728) 95 0.1
Telecom Italia SpA (2,989,322) (692,781) (15,038) (9.3)
Terna - Rete Elettrica Nazionale (149,681) (1,105,424) 45,640 28.2
United Kingdom
CNH Industrial NV (100,070) (1,605,323) (1,738) (1.1)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SORA
plus or minus a specified
spread (-0.75% to 0.25%),
which is denominated in SGD
based on the local currencies
of the positions within the
swap.
25-61 months
maturity
ranging from
01/21/2025
- 12/02/2027 $11,255,320 $(17,977) $16,926 $(1,051)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Wilmar International Ltd. 196,400 611,860 4,800 (456.7)
Yangzijiang Shipbuilding Holdings Ltd. 1,937,700 1,968,326 (42,576) 4,051.0
Singapore
City Developments Ltd. 177,800 1,092,994 7,026 (668.5)
Genting Singapore Ltd. 1,150,800 821,278 9,343 (888.9)
Oversea-Chinese Banking Corp. Ltd. 120,600 1,096,982 (2,410) 229.3
Singapore Airlines Ltd. 361,800 1,493,825 (12,257) 1,166.2
Singapore Telecommunications Ltd. 130,300 249,823 (3,111) 296.0
Short Positions
Common Stocks
Singapore
DBS Group Holdings Ltd. (69,100) (1,749,032) 10,712 (1,019.2)
Keppel Corp. Ltd. (78,400) (425,177) 2,188 (208.1)
Singapore Technologies Engineering Ltd. (194,500) (486,700) 3,310 (314.9)
Venture Corp. Ltd. (98,800) (1,259,323) 4,998 (475.6)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-7.95% to 0.20%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
25-62 months
maturity
ranging from
01/22/2025
- 01/03/2028 $363,602,311 $382,150 $285,197 $667,347
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
3M Co. 29,966 3,593,523 (58,053) (8.7)
Abbott Laboratories 20,912 2,295,928 66,918 10.0
Allison Transmission Holdings, Inc. 82,998 3,452,717 (40,841) (6.1)
APA Corp. 46,181 2,155,729 131,154 19.7
Arrow Electronics, Inc. 27,059 2,829,560 72,248 10.8
Builders FirstSource, Inc. 49,042 3,181,845 (35,310) (5.3)
Cardinal Health, Inc. 39,537 3,039,209 (63,238) (9.5)
Cigna Corp. 8,342 2,764,038 4,672 0.7
Cisco Systems, Inc. 91,234 4,346,388 21,896 3.3
Crane Holdings Co. 23,166 2,327,025 73,788 11.1
CVS Health Corp. 43,738 4,075,944 (69,270) (10.4)
EMCOR Group, Inc. 23,526 3,484,436 27,439 4.1

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Exxon Mobil Corp. 19,948 2,200,264 102,333 15.3
Gates Industrial Corp. plc 188,151 2,146,803 86,439 13.0
General Dynamics Corp. 16,606 4,120,115 62,288 9.3
Halliburton Co. 55,604 2,188,017 182,937 27.4
Hewlett Packard Enterprise Co. 131,350 2,096,346 62,044 9.3
Lockheed Martin Corp. 4,568 2,222,286 21,470 3.2
Marathon Petroleum Corp. 29,546 3,438,859 157,185 23.6
Medtronic plc 40,343 3,135,458 24,206 3.6
MSC Industrial Direct Co., Inc. 29,503 2,410,395 885 0.1
Owens Corning 41,979 3,580,809 (86,252) (12.9)
PACCAR, Inc. 21,967 2,174,074 (3,075) (0.5)
Pfizer, Inc. 73,067 3,743,953 (8,768) (1.3)
Syneos Health, Inc. 78,107 2,864,965 183,551 27.5
Textron, Inc. 42,585 3,015,018 64,729 9.7
Valero Energy Corp. 17,939 2,275,742 128,264 19.2
Vishay Intertechnology, Inc. 194,246 4,189,886 62,159 9.3
Vontier Corp. 150,081 2,901,066 124,958 18.7
Short Positions
Common Stocks
United States
agilon health, Inc. (170,404) (2,750,321) 43,580 6.5
Apple, Inc. (17,039) (2,213,877) 37,982 5.7
Axon Enterprise, Inc. (18,154) (3,012,293) 29,773 4.5
AZEK Co., Inc. (The) (119,535) (2,428,951) 46,446 7.0
CNX Resources Corp. (174,307) (2,935,330) (112,275) (16.8)
Eli Lilly & Co. (10,664) (3,901,318) (84,791) (12.7)
HEICO Corp. (14,109) (2,167,707) (56,806) (8.5)
Hess Corp. (24,780) (3,514,300) (202,948) (30.4)
Honeywell International, Inc. (23,973) (5,137,414) (113,223) (17.0)
ICU Medical, Inc. (15,113) (2,379,995) (74,273) (11.1)
Insulet Corp. (8,512) (2,505,848) (851) (0.1)
Northrop Grumman Corp. (5,968) (3,256,200) (78,121) (11.7)
Novanta, Inc. (20,784) (2,823,922) 45,583 6.8
Oak Street Health, Inc. (104,517) (2,248,161) (112,562) (16.9)
ONEOK, Inc. (32,554) (2,138,798) (68,789) (10.3)
Penumbra, Inc. (11,668) (2,595,663) (31,387) (4.7)
Plug Power, Inc. (177,599) (2,196,900) 77,756 11.7
Quanta Services, Inc. (28,410) (4,048,425) (5,300) (0.8)
Repligen Corp. (13,022) (2,204,755) (83,812) (12.6)
Teledyne Technologies, Inc. (6,442) (2,576,220) (59,566) (8.9)
Thermo Fisher Scientific, Inc. (5,005) (2,756,203) (102,703) (15.4)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2022
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-15.00% to 0.35%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
10-64 months
maturity
05/12/2023 $51,751,980 $135,544 $(7,415) $128,129
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Austria
ams-OSRAM AG 97,456 714,024 11,653 9.1
Switzerland
ABB Ltd. (Registered) 47,459 1,446,433 53 0.0
Adecco Group AG (Registered) 23,419 770,365 9,276 7.2
Baloise Holding AG (Registered) 1,522 234,703 5,576 4.4
Barry Callebaut AG (Registered) 911 1,798,998 (3,987) (3.1)
Clariant AG (Registered) 41,851 664,654 (3,784) (3.0)
DKSH Holding AG 19,318 1,464,946 (9,632) (7.5)
Galenica AG 4,954 404,198 1,567 1.2
Georg Fischer AG (Registered) 5,506 337,310 (23) (0.0)
Helvetia Holding AG (Registered) 7,994 930,204 25,891 20.2
Julius Baer Group Ltd. 706 41,090 (75) (0.1)
Kuehne + Nagel International AG (Registered) 3,852 895,524 8,603 6.7
Lonza Group AG (Registered) 31 15,217 8 0.0
Novartis AG (Registered) 47,982 4,342,249 (23,950) (18.7)
OC Oerlikon Corp. AG (Registered) 10,113 66,318 640 0.5
Sonova Holding AG (Registered) 8,386 1,991,665 26,981 21.1
Stadler Rail AG 5,916 210,556 954 0.7
Sulzer AG (Registered) 2,356 183,275 2,240 1.7
Swatch Group AG (The) 5,134 1,459,189 44,893 35.0
Swisscom AG (Registered) 76 41,634 677 0.5
Temenos AG (Registered) 34,307 1,887,341 (18,015) (14.1)
UBS Group AG (Registered) 72,627 1,349,862 33,834 26.4
United States
Roche Holding AG 8,047 2,528,670 (57,561) (44.9)
Short Positions
Common Stocks
Switzerland
Alcon, Inc. (1,657) (113,702) (1,556) (1.2)
Bachem Holding AG (26,457) (2,295,686) 79,908 62.4
Belimo Holding AG (Registered) (735) (350,652) 476 0.4
BKW AG (3,628) (496,394) (653) (0.5)
Chocoladefabriken Lindt & Spruengli AG (8) (81,520) 309 0.2
Cie Financiere Richemont SA (Registered) (12,470) (1,616,860) (17,558) (13.7)
Credit Suisse Group AG (Registered) (554,517) (1,655,482) 11,097 8.7

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland (continued)
Dufry AG (Registered) (11,714) (488,058) 2,596 2.0
EMS-Chemie Holding AG (Registered) (1,485) (1,005,792) (1,561) (1.2)
Flughafen Zurich AG (Registered) (1,016) (157,216) 6,175 4.8
Geberit AG (Registered) (1,229) (580,187) (5,196) (4.1)
Givaudan SA (Registered) (617) (1,889,814) 15,347 12.0
Idorsia Ltd. (24,217) (351,111) 9,531 7.4
Logitech International SA (Registered) (25,059) (1,553,895) (57,216) (44.7)
Partners Group Holding AG (1,029) (911,163) 2,016 1.6
Schindler Holding AG (1,911) (359,425) (990) (0.8)
SGS SA (Registered) (264) (614,946) (5,946) (4.6)
SIG Group AG (165,845) (3,623,908) 54,445 42.5
Sika AG (Registered) (8,760) (2,105,932) 25,638 20.0
Straumann Holding AG (Registered) (9,271) (1,063,117) (28,555) (22.3)
Swiss Life Holding AG (Registered) (10) (5,155) (53) (0.0)
Tecan Group AG (Registered) (4,549) (2,036,320) (45,810) (35.8)
VAT Group AG (5,402) (1,482,943) 29,088 22.7
Zurich Insurance Group AG (1,202) (574,649) (3,981) (3.1)
United States
Nestle SA (Registered) (17,879) (2,065,193) 21,544 16.8
Swiss Re AG (5,288) (494,435) (9,370) (7.3)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-1.88% to 0.35%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
16-25 months
maturity
02/21/2024 $27,807,836 $4,635 $(493) $4,142
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 1,600 3,581,768 167,246 4,037.8
Carlsberg A/S 12,774 1,694,432 17,983 434.2
Demant A/S 20,842 581,194 26,918 649.9
DSV A/S 3,268 516,792 4,727 114.1
Genmab A/S 3,070 1,297,980 (36,567) (882.8)
H Lundbeck A/S 39,457 147,757 (3,459) (83.5)
H Lundbeck A/S 14,355 49,346 (1,622) (39.2)
ISS A/S 123,035 2,604,202 376 9.1
Pandora A/S 46,799 3,307,823 (12,057) (291.1)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Denmark
Ambu A/S (55,173) (708,564) (5,837) (140.9)
Chr Hansen Holding A/S (6,108) (439,366) 10,988 265.3
Coloplast A/S (18,805) (2,203,057) 9,105 219.8
GN Store Nord A/S (22,839) (527,277) (33,628) (811.9)
Novo Nordisk A/S (13,228) (1,796,568) (50,026) (1,207.8)
Novozymes A/S (41,465) (2,103,673) 28,381 685.2
Orsted A/S (7,903) (714,476) (34) (0.8)
ROCKWOOL A/S (602) (140,930) (7,432) (179.4)
Royal Unibrew A/S (3,920) (278,596) (876) (21.1)
SimCorp A/S (4,496) (309,563) (8,031) (193.9)
Tryg A/S (87,110) (2,070,218) (24,842) (599.8)
Vestas Wind Systems A/S (93,733) (2,734,254) (76,678) (1,851.2)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-0.75% to 0.35%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
12-73 months
maturity
12/18/2023 $176,265,494 $334,708 $117,089 $451,797
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Proximus SADP 189,904 1,833,497 81,596 18.1
Finland
Metso Outotec OYJ 160,268 1,650,356 61,721 13.7
Stora Enso OYJ 102,362 1,443,254 (3,052) (0.7)
Germany
Bayer AG (Registered) 57,816 2,975,796 (43,320) (9.6)
Brenntag SE 27,200 1,734,677 66,070 14.6
Deutsche Bank AG (Registered) 461,237 5,185,028 278,327 61.6
Deutsche Lufthansa AG (Registered) 245,355 2,022,478 (93,105) (20.6)
E.ON SE 152,651 1,517,658 31,090 6.9
GEA Group AG 48,003 1,952,165 (54,926) (12.2)
HeidelbergCement AG 30,391 1,722,108 19,381 4.3
HUGO BOSS AG 36,369 2,102,498 102,992 22.8
TeamViewer AG 128,497 1,648,298 (27,056) (6.0)
thyssenkrupp AG 462,565 2,808,947 (71,239) (15.8)
Luxembourg
ArcelorMittal SA 134,888 3,558,636 84,090 18.6

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Netherlands
Aalberts NV 36,391 1,417,515 (23,955) (5.3)
Koninklijke Philips NV 100,075 1,505,851 84,334 18.7
NN Group NV 81,320 3,325,354 (219,780) (48.6)
OCI NV 48,535 1,735,247 (55,672) (12.3)
Spain
Acerinox SA 156,000 1,542,111 42,539 9.4
Banco de Sabadell SA 3,974,893 3,736,257 1,284 0.3
Banco Santander SA 974,515 2,913,912 77,428 17.1
Industria de Diseno Textil SA 65,662 1,744,052 18,227 4.0
Mapfre SA 996,050 1,926,864 18,787 4.2
Red Electrica Corp. SA 135,186 2,350,638 (65,293) (14.5)
Repsol SA 432,836 6,889,460 300,918 66.6
Short Positions
Common Stocks
Belgium
Anheuser-Busch InBev SA/NV (25,132) (1,513,725) (1,077) (0.2)
China
Prosus NV (38,961) (2,690,002) (22,916) (5.1)
Finland
UPM-Kymmene OYJ (56,218) (2,103,756) 10,317 2.3
Valmet OYJ (51,343) (1,385,989) (6,490) (1.4)
Germany
adidas AG (21,868) (2,963,692) (104,770) (23.2)
Deutsche Telekom AG (Registered) (127,136) (2,529,572) 48,840 10.8
LANXESS AG (38,019) (1,525,578) (56,215) (12.4)
Rheinmetall AG (7,184) (1,430,164) 2,370 0.5
SAP SE (32,536) (3,359,041) 85,116 18.8
Sartorius AG (Preference) (8,634) (3,409,360) (250,743) (55.5)
Siemens AG (Registered) (16,751) (2,309,148) (4,288) (0.9)
Siemens Healthineers AG (51,786) (2,583,171) 39,800 8.8
Symrise AG (16,848) (1,829,778) 52,575 11.6
Zalando SE (61,495) (2,164,921) (82,144) (18.2)
Netherlands
Akzo Nobel NV (21,465) (1,440,357) 8,266 1.8
Argenx SE (4,217) (1,583,087) 22,574 5.0
Koninklijke DSM NV (16,351) (2,007,815) 28,651 6.3
Koninklijke KPN NV (484,245) (1,498,863) 11,005 2.4
South Korea
Delivery Hero SE (41,836) (2,007,700) (97,690) (21.6)
Spain
Acciona SA (15,031) (2,766,180) 38,295 8.5
CaixaBank SA (1,001,963) (3,928,490) (140,239) (31.0)
Cellnex Telecom SA (112,416) (3,728,980) 42,342 9.4
Ferrovial SA (122,899) (3,217,832) 5,395 1.2
Grifols SA (160,224) (1,850,334) (89,150) (19.7)
Iberdrola SA (204,710) (2,389,683) (15,944) (3.5)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2022
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the NIBOR
plus or minus a specified
spread (-0.35% to 0.35%),
which is denominated in NOK
based on the local currencies
of the positions within the
swap.
15-25 months
maturity
02/21/2024 $14,700,580 $10,845 $(5,979) $4,866
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Yara International ASA 40,526 1,779,780 20,450 420.3
Norway
Equinor ASA 82,482 2,964,426 (80,407) (1,652.4)
Leroy Seafood Group ASA 223,088 1,249,988 63,592 1,306.9
Norsk Hydro ASA 300,269 2,243,720 98,241 2,018.9
Telenor ASA 35,955 335,927 4,343 89.3
Short Positions
Common Stocks
Faroe Islands
Bakkafrost P/F (16,367) (1,021,746) (37,735) (775.5)
Norway
Gjensidige Forsikring ASA (7,396) (145,065) 261 5.4
Kongsberg Gruppen ASA (30,465) (1,296,706) (28,575) (587.2)
Mowi ASA (12,081) (205,864) (8,374) (172.1)
Orkla ASA (9,066) (65,432) (154) (3.2)
Salmar ASA (30,340) (1,189,825) (61,803) (1,270.1)
Schibsted ASA (24,897) (472,140) 20,117 413.4
TOMRA Systems ASA (42,383) (714,843) 71,835 1,476.3
United Kingdom
Subsea 7 SA (87,664) (1,015,118) (50,946) (1,047.0)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2022
(Continued)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-5.00% to 0.35%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
14-25 months
maturity
02/21/2024 $45,678,180 $233,613 $3,766 $237,379
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Finland
Nordea Bank Abp 118,721 1,271,734 46,022 19.4
Guatemala
Millicom International Cellular SA 116,520 1,476,264 (18,076) (7.6)
Sweden
Assa Abloy AB 16,254 349,612 (8,028) (3.4)
Axfood AB 3,281 89,967 1,299 0.5
Billerud AB 31,820 388,161 (35,400) (14.9)
Boliden AB 33,823 1,270,466 (4,519) (1.9)
Elekta AB 225,598 1,360,797 61,887 26.1
Essity AB 48,964 1,282,230 (12,860) (5.4)
Evolution AB 6,133 597,381 14,635 6.2
Getinge AB 21,743 452,050 5,283 2.2
H & M Hennes & Mauritz AB 70,865 763,672 2,873 1.2
Saab AB 25,809 1,017,070 10,913 4.6
Sandvik AB 42,226 763,091 (104) (0.0)
Skanska AB 90,568 1,435,728 17,413 7.3
SSAB AB 588,611 3,066,110 25,708 10.8
Svenska Handelsbanken AB 197,127 1,984,674 30,959 13.0
Swedbank AB 37,756 642,194 16,235 6.8
Swedish Orphan Biovitrum AB 23,082 477,727 (9,358) (3.9)
Telefonaktiebolaget LM Ericsson 437,409 2,562,960 (4,724) (2.0)
Trelleborg AB 4,710 108,795 (4,094) (1.7)
Volvo AB 11,365 205,293 (763) (0.3)
Volvo Car AB 126,094 574,159 7,268 3.1
Short Positions
Common Stocks
Sweden
Alfa Laval AB (35,704) (1,032,822) (5,790) (2.4)
Atlas Copco AB (124,024) (1,469,486) 34,275 14.4
Beijer Ref AB (74,924) (1,057,968) 21,211 8.9
Electrolux AB (68,840) (930,092) (6,043) (2.5)
Embracer Group AB (328,260) (1,490,283) (430) (0.2)
Epiroc AB (68,777) (1,252,368) 14,179 6.0
EQT AB (104,499) (2,220,110) (57,997) (24.4)
Hexagon AB (297,376) (3,118,015) 95,783 40.4

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Sweden (continued)
Hexpol AB (27,645) (294,971) 4,929 2.1
Holmen AB (27,683) (1,100,261) (2,210) (0.9)
Husqvarna AB (44,509) (312,606) (1,132) (0.5)
Indutrade AB (70,314) (1,425,932) 11,181 4.7
Lifco AB (52,930) (885,958) (7,704) (3.2)
Nibe Industrier AB (277,251) (2,587,800) 26,660 11.2
Securitas AB (132,058) (1,101,952) (29,712) (12.5)
Skandinaviska Enskilda Banken AB (70,532) (812,026) (14,770) (6.2)
SKF AB (113,435) (1,732,553) 7,860 3.3
Svenska Cellulosa AB SCA (19,981) (253,053) 1,576 0.7
Sweco AB (3,036) (29,114) (717) (0.3)
Tele2 AB (10,156) (82,851) 131 0.1
Telia Co. AB (66,019) (168,696) 609 0.3
United States
Sinch AB (48,605) (179,128) (845) (0.4)
Collateral pledged to, or (received from), each counterparty at December 31, 2022 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BANA
Cash $ (464,246) $ – $ (464,246)
Investment Companies 1,597 – 1,597
BARC
Cash – 14,596,483 14,596,483
BNPP
Cash 35,124,777 – 35,124,777
CITI
Cash (633,263) – (633,263)
Investment Companies 2,002,673 – 2,002,673
GSIN
Cash (1,431,560) – (1,431,560)
U.S. Treasury Bills 38,718,736 – 38,718,736
JPMC
U.S. Treasury Bills 31,669,915 – 31,669,915
MSIP
Cash (557,507) – (557,507)
U.S. Treasury Bills 19,666,418 – 19,666,418

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
December 31, 2022
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 5.5%
Auto Components - 0.5%
Aisin Corp. (Japan)
4,500 119,318
Bridgestone Corp. (Japan)
6,800 240,768
Denso Corp. (Japan)
4,300 210,871
Koito Manufacturing Co. Ltd.
(Japan) 6,400 95,412
Stanley Electric Co. Ltd. (Japan)
6,400 121,048
Sumitomo Electric Industries Ltd.
(Japan) 15,100 170,607
958,024
Automobiles - 1.3%
Honda Motor Co. Ltd. (Japan)
14,900 339,854
Isuzu Motors Ltd. (Japan)
15,200 176,212
Mazda Motor Corp. (Japan)
21,700 162,664
Nissan Motor Co. Ltd. (Japan)
44,100 138,008
Subaru Corp. (Japan)
11,700 177,139
Suzuki Motor Corp. (Japan)
5,600 179,353
Toyota Motor Corp. (Japan)
68,700 937,243
Yamaha Motor Co. Ltd. (Japan)
7,800 176,290
2,286,763
Household Durables - 1.5%
DR Horton, Inc. (1)
5,302 472,620
Garmin Ltd. (1)
2,720 251,029
Leggett & Platt, Inc. (1)
4,776 153,930
Lennar Corp., Class A (1)
4,328 391,684
Mohawk Industries, Inc. (1)*
1,510 154,352
Newell Brands, Inc. (1)
9,573 125,215
NVR, Inc. (1)*
56 258,305
PulteGroup, Inc. (1)
5,479 249,459
Tempur Sealy International, Inc. (1)
6,037 207,250
Toll Brothers, Inc. (1)
3,664 182,907
TopBuild Corp. (1)*
962 150,543
Whirlpool Corp. (1)
1,312 185,596
2,782,890
Oil, Gas & Consumable Fuels - 2.2%
Antero Resources Corp. (1)*
2,149 66,597
APA Corp. (1)
1,968 91,866
Cheniere Energy, Inc. (1)
717 107,521
Chesapeake Energy Corp. (1)
775 73,137
Chevron Corp. (1)
2,653 476,187
ConocoPhillips (1)
2,035 240,130
Coterra Energy, Inc. (1)
2,829 69,508
Devon Energy Corp. (1)
1,718 105,674
Diamondback Energy, Inc. (1)
686 93,831
DT Midstream, Inc. (1)
1,263 69,793
EOG Resources, Inc. (1)
1,153 149,337
EQT Corp. (1)
2,064 69,825
Exxon Mobil Corp. (1)
5,494 605,988
Hess Corp. (1)
845 119,838
HF Sinclair Corp. (1)
1,366 70,882
Kinder Morgan, Inc. (1)
5,801 104,882
Marathon Oil Corp. (1)
3,346 90,576
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - 2.2% (continued)
Marathon Petroleum Corp. (1)
1,330 154,799
New Fortress Energy, Inc. (1)
1,438 61,000
Occidental Petroleum Corp. (1)
1,844 116,154
ONEOK, Inc. (1)
1,593 104,660
Ovintiv, Inc. (1)
1,639 83,114
PDC Energy, Inc. (1)
1,038 65,892
Phillips 66 (1)
1,263 131,453
Pioneer Natural Resources Co. (1)
502 114,652
Range Resources Corp. (1)
2,502 62,600
Southwestern Energy Co. (1)*
10,389 60,776
Targa Resources Corp. (1)
1,290 94,815
Valero Energy Corp. (1)
995 126,226
Williams Cos., Inc. (The) (1)
3,197 105,181
3,886,894
TOTAL COMMON STOCKS
(Cost $10,263,663) 9,914,571
SHORT-TERM INVESTMENTS - 76.5%
INVESTMENT COMPANIES - 42.6%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, Institutional Shares, 3.94%
(a)(b) 3,362,373 3,362,373
Limited Purpose Cash Investment
Fund, 4.08% (a) 73,299,865 73,270,545
TOTAL INVESTMENT COMPANIES
(Cost $76,615,023) 76,632,918
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 33.9%
U.S. Treasury Bills
2.53%, 1/5/2023 (2)(c) $ 4,107,000 4,106,171
3.16%, 2/23/2023 (2)(c) 899,000 893,590
3.29%, 3/2/2023 (2)(c) 586,000 581,998
3.38%, 3/9/2023 (2)(c) 1,659,000 1,646,290
3.53%, 3/16/2023 (2)(c) 3,004,000 2,979,088
3.85%, 3/23/2023 (2)(c) 2,631,000 2,606,512
3.93%, 3/30/2023 (2)(c)(d) 15,324,000 15,167,023
3.93%, 4/6/2023 (2)(c) 8,866,000 8,769,804
4.33%, 4/20/2023 (2)(c) 2,392,000 2,360,814
4.49%, 4/27/2023 (2)(c) 4,071,000 4,013,636
4.54%, 5/4/2023 (2)(c) 804,000 791,864
4.59%, 5/11/2023 (2)(c)(d) 3,824,000 3,762,263
4.63%, 5/25/2023 (2)(c)(d) 2,754,000 2,704,992
4.66%, 6/1/2023 (2)(c) 486,000 476,943
4.68%, 6/8/2023 (2)(c) 253,000 248,055
4.74%, 6/15/2023 (2)(c) 804,000 787,792
4.66%, 6/22/2023 (2)(c) 1,772,000 1,734,086

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
December 31, 2022
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 33.9% (continued)
4.71%, 6/29/2023 (2)(c) $ 7,492,000 7,326,147
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $60,977,691) 60,957,068
TOTAL SHORT-TERM INVESTMENTS
(Cost $137,592,714) 137,589,986
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 82.0%
(Cost $147,856,377) 147,504,557
OTHER ASSETS IN EXCESS OF
LIABILITIES - 18.0% (e) 32,470,208
NET ASSETS - 100.0% 179,974,765
SECTOR VALUE
% OF NET
ASSETS
Consumer Discretionary $ 6,027,676 3.3%
Energy 3,886,895 2.2
Investment Companies 76,632,918 42.6
U.S. Treasury Obligations 60,957,068 33.9
Total Investments In Securities
At Value 147,504,557 82.0
Other Assets in Excess of
Liabilities (e) 32,470,208 18.0
Net Assets
$ 179,974,765 100.0%
* Non-income producing security.
(a) Represents 7-day effective yield as of December 31, 2022.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c) The rate shown was the effective yield at the date of purchase.
(d) All or a portion of the security pledged as collateral for swap contracts.
(e) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).
Credit default swap contracts outstanding - buy protection as of December 31, 2022:
Exchange Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
High Yield Index Series
39.V1 5.00 % Quarterly 12/20/2027 4.85 % USD 2,651,000 $ 31,346 $ (50,836) $ (19,490)
$ 31,346 $ (50,836) $ (19,490)
Credit default swap contracts outstanding - sell protection as of December 31, 2022 :
Exchange Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 38.V1 5.00 % Quarterly 12/20/2027 4.74 % EUR 3,152,000 $ (26,696) $ 65,529 $ 38,833
$ (26,696) $ 65,529 $ 38,833
Forward effective interest rate swap contracts outstanding as of December 31, 2022:
Exchange Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D SARON Annual 2.00% Annual 3/17/2025 CHF 4,200,000 $ 59,752 $ (30,191) $ 29,561
Pay 1D SARON Annual 2.00% Annual 3/15/2028 CHF 6,100,000 (43,814) 75,637 31,823
Pay 1D SOFR Annual 3.75% Annual 3/15/2033 USD 2,600,000 62,168 (15,275) 46,893
Pay 1D TONAR Annual 0.50% Annual 6/23/2025 JPY 770,000,000 14,385 – 14,385

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
December 31, 2022
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 3M BBR Qtrly 5.50% Semi 3/12/2025 NZD 6,900,000 $ 21,095 $ (13,583) $ 7,512
Pay 3M CD_KSDA Qtrly 4.00% Qtrly 6/18/2025 KRW 4,900,000,000 9,161 13,973 23,134
Pay 3M JIBAR Qtrly 8.50% Qtrly 3/19/2025 ZAR 77,000,000 11,742 40,321 52,063
Pay 3M JIBAR Qtrly 8.00% Qtrly 3/19/2025 ZAR 6,900,000 1,608 (628) 980
Pay 3M JIBAR Qtrly 8.00% Qtrly 6/18/2025 ZAR 24,300,000 324 1,745 2,069
Pay 3M STIBOR Qtrly 3.50% Annual 3/15/2028 SEK 102,000,000 85,813 6,693 92,506
Pay 6M BBR Semi 5.00% Semi 3/10/2033 AUD 5,200,000 109,191 12,679 121,870
Pay 6M NIBOR Semi 4.00% Annual 3/15/2028 NOK 19,000,000 11,522 56,434 67,956
Pay 6M NIBOR Semi 3.50% Annual 6/21/2028 NOK 500,000 647 25 672
Pay 6M NIBOR Semi 3.50% Annual 3/16/2033 NOK 44,700,000 (58,980) 153,501 94,521
Pay 6M NIBOR Semi 4.00% Annual 3/16/2033 NOK 68,000,000 151,555 287,501 439,056
Receive 1D SARON Annual 2.00% Annual 3/15/2033 CHF 2,600,000 (58,951) 86,106 27,155
Receive 1D SARON Annual 1.50% Annual 6/21/2033 CHF 5,200,000 49,147 273,317 322,464
Receive 1D SOFR Annual 3.50% Annual 3/17/2025 USD 19,000,000 250,174 50,030 300,204
Receive 1D SOFR Annual 2.75% Annual 3/17/2025 USD 5,200,000 55,081 100,630 155,711
Receive 1D SOFR Annual 3.25% Annual 6/23/2025 USD 131,500,000 1,495,298 612,863 2,108,161
Receive 1D SOFR Annual 3.75% Annual 6/23/2025 USD 42,700,000 154,501 131,329 285,830
Receive 1D SONIA Annual 2.50% Annual 3/17/2025 GBP 3,600,000 198,905 (35,938) 162,967
Receive 1D SONIA Annual 4.00% Annual 3/17/2025 GBP 18,500,000 160,573 52,306 212,879
Receive 1D SONIA Annual 4.00% Annual 6/23/2025 GBP 24,200,000 167,199 88,093 255,292
Receive 1D SONIA Annual 3.00% Annual 3/15/2033 GBP 7,800,000 457,905 108,382 566,287
Receive 1D SONIA Annual 3.25% Annual 6/21/2033 GBP 2,900,000 43,765 87,094 130,859
Receive 1D TONAR Annual 0.00% Annual 3/17/2025 JPY 630,200,000 15,721 12,689 28,410
Receive 1D TONAR Annual 0.00% Annual 6/23/2025 JPY 8,894,400,000 291,474 215,552 507,026
Receive 1D TONAR Annual 0.50% Annual 3/15/2028 JPY 850,000,000 (62,131) 94,916 32,785
Receive 1M TIIE Monthly 8.50% Monthly 3/12/2025 MXN 100,000 117 (21) 96
Receive 3M BA Qtrly 4.00% Semi 3/13/2025 CAD 131,300,000 296,885 364,839 661,724
Receive 3M BA Qtrly 3.25% Semi 3/13/2025 CAD 1,500,000 13,318 9,887 23,205
Receive 3M BA Qtrly 3.75% Semi 6/19/2025 CAD 79,500,000 26,488 395,644 422,132
Receive 3M BA Qtrly 3.50% Semi 3/13/2028 CAD 4,800,000 30,363 (2,910) 27,453
Receive 3M BA Qtrly 3.50% Semi 6/19/2028 CAD 7,100,000 (55,185) 72,593 17,408
Receive 3M BBR Qtrly 4.00% Semi 3/12/2025 NZD 2,800,000 8,424 37,839 46,263
Receive 3M BBR Qtrly 4.00% Qtrly 3/13/2025 AUD 36,000,000 (65,327) 102,984 37,657
Receive 3M BBR Qtrly 4.00% Qtrly 6/12/2025 AUD 30,800,000 (70,933) 121,978 51,045
Receive 3M BBR Qtrly 4.50% Semi 6/14/2028 NZD 4,400,000 (3,623) 40,230 36,607
Receive 3M BBR Qtrly 4.50% Semi 3/16/2033 NZD 1,200,000 (362) 18,801 18,439
Receive 3M BBR Qtrly 4.50% Semi 6/15/2033 NZD 5,100,000 (87,096) 158,726 71,630
Receive 3M HIBOR Qtrly 4.00% Qtrly 6/18/2025 HKD 21,300,000 1,216 12,910 14,126
Receive 3M STIBOR Qtrly 3.50% Annual 3/19/2025 SEK 90,700,000 (49,108) 61,169 12,061
Receive 3M STIBOR Qtrly 3.00% Annual 3/16/2033 SEK 135,200,000 (20,125) 167,354 147,229
Receive 3M STIBOR Qtrly 2.50% Annual 3/16/2033 SEK 6,400,000 1,052 31,919 32,971
Receive 3M STIBOR Qtrly 2.50% Annual 6/15/2033 SEK 70,000,000 10,503 337,881 348,384
Receive 6M BBR Semi 4.00% Semi 6/08/2028 AUD 600,000 (4,010) 10,319 6,309
Receive 6M BUBOR Semi 12.50% Annual 3/19/2025 HUF 280,000,000 18,527 (9,023) 9,504
Receive 6M BUBOR Semi 9.50% Annual 6/18/2025 HUF 760,500,000 22,206 71,502 93,708
Receive 6M EURIBOR Semi 1.50% Annual 3/17/2025 EUR 150,600,000 4,253,487 1,770,422 6,023,909
Receive 6M EURIBOR Semi 2.50% Annual 6/21/2028 EUR 1,800,000 48,913 18,216 67,129
Receive 6M EURIBOR Semi 3.00% Annual 3/15/2033 EUR 7,000,000 (267,176) 404,342 137,166
Receive 6M EURIBOR Semi 2.50% Annual 6/21/2033 EUR 10,200,000 100,860 609,248 710,108
Receive 6M PRIBOR Semi 6.00% Annual 3/19/2025 CZK 200,000 (20) 30 10
Receive 6M WIBOR Semi 6.00% Annual 6/18/2025 PLN 6,900,000 15,111 (1,187) 13,924
7,879,335 7,271,893 15,151,228
Pay 1D SARON Annual 1.50% Annual 3/17/2025 CHF 48,600,000 59,882 (238,526) (178,644)
Pay 1D SARON Annual 1.00% Annual 3/17/2025 CHF 28,100,000 (197,563) (206,796) (404,359)
Pay 1D SARON Annual 1.50% Annual 6/23/2025 CHF 30,200,000 155,217 (308,500) (153,283)
Pay 1D SARON Annual 1.00% Annual 6/23/2025 CHF 22,800,000 (106,212) (252,623) (358,835)
Pay 1D SARON Annual 1.50% Annual 3/15/2028 CHF 3,600,000 (53,152) (21,462) (74,614)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
December 31, 2022
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D SARON Annual 1.50% Annual 6/21/2028 CHF 1,300,000 $ 7,490 $ (37,455) $ (29,965)
Pay 1D SOFR Annual 3.00% Annual 6/21/2028 USD 3,500,000 (86,350) (6,462) (92,812)
Pay 1D SOFR Annual 3.25% Annual 6/21/2028 USD 14,500,000 (71,365) (152,340) (223,705)
Pay 1D SOFR Annual 3.00% Annual 3/15/2033 USD 2,700,000 (99,947) (18,856) (118,803)
Pay 1D SOFR Annual 3.00% Annual 6/21/2033 USD 26,500,000 (470,939) (577,613) (1,048,552)
Pay 1D SONIA Annual 3.50% Annual 3/15/2028 GBP 31,900,000 (2,348,900) 1,360,838 (988,062)
Pay 1D SONIA Annual 3.50% Annual 6/21/2028 GBP 15,600,000 (169,860) (266,800) (436,660)
Pay 1D TONAR Annual 0.00% Annual 3/15/2028 JPY 300,000 (29) (39) (68)
Pay 1D TONAR Annual 0.50% Annual 6/21/2028 JPY 1,600,000 78 (172) (94)
Pay 1D TONAR Annual 0.50% Annual 3/15/2033 JPY 856,600,000 (66,362) (182,754) (249,116)
Pay 1D TONAR Annual 0.50% Annual 6/21/2033 JPY 1,256,400,000 (149,850) (247,501) (397,351)
Pay 1M TIIE Monthly 9.00% Monthly 3/12/2025 MXN 200,000 (68) (34) (102)
Pay 1M TIIE Monthly 9.00% Monthly 6/18/2025 MXN 500,000 90 (118) (28)
Pay 1M TIIE Monthly 8.50% Monthly 6/18/2025 MXN 3,000,000 (441) (1,056) (1,497)
Pay 3M BA Qtrly 3.25% Semi 3/14/2033 CAD 400,000 (9,684) (1,563) (11,247)
Pay 3M BA Qtrly 3.50% Semi 3/14/2033 CAD 14,000,000 (255,041) 77,432 (177,609)
Pay 3M BA Qtrly 3.50% Semi 6/20/2033 CAD 13,800,000 232,679 (377,830) (145,151)
Pay 3M BBR Qtrly 5.00% Semi 3/12/2025 NZD 19,400,000 (56,519) (36,245) (92,764)
Pay 3M BBR Qtrly 4.50% Semi 3/12/2025 NZD 4,400,000 (40,443) (6,426) (46,869)
Pay 3M BBR Qtrly 5.00% Semi 6/11/2025 NZD 19,500,000 43,163 (109,392) (66,229)
Pay 3M CD_KSDA Qtrly 3.50% Qtrly 3/19/2025 KRW 7,100,000 6 (32) (26)
Pay 3M CD_KSDA Qtrly 3.50% Qtrly 6/18/2025 KRW 9,599,300,000 (5,137) (21,382) (26,519)
Pay 3M STIBOR Qtrly 3.00% Annual 3/19/2025 SEK 100,000 32 (136) (104)
Pay 3M STIBOR Qtrly 3.00% Annual 6/18/2025 SEK 182,400,000 (27,750) (154,361) (182,111)
Pay 3M STIBOR Qtrly 3.00% Annual 3/15/2028 SEK 100,000 (17) (110) (127)
Pay 6M BBR Semi 4.50% Semi 3/10/2033 AUD 17,500,000 (117,045) 43,255 (73,790)
Pay 6M BBR Semi 4.00% Semi 3/10/2033 AUD 1,500,000 (25,512) (22,293) (47,805)
Pay 6M BBR Semi 4.50% Semi 6/09/2033 AUD 3,900,000 55,643 (78,506) (22,863)
Pay 6M BBR Semi 4.00% Semi 6/09/2033 AUD 400,000 (3,737) (9,555) (13,292)
Pay 6M EURIBOR Semi 3.00% Annual 3/17/2025 EUR 28,600,000 (14,117) (257,164) (271,281)
Pay 6M EURIBOR Semi 2.50% Annual 6/23/2025 EUR 63,300,000 (881,353) (357,270) (1,238,623)
Pay 6M EURIBOR Semi 2.00% Annual 3/15/2033 EUR 23,100,000 (2,418,984) (130,603) (2,549,587)
Pay 6M PRIBOR Semi 5.50% Annual 3/19/2025 CZK 200,000 (29) (63) (92)
Pay 6M PRIBOR Semi 5.00% Annual 6/18/2025 CZK 7,200,000 (2,669) (1,252) (3,921)
Receive 1D SOFR Annual 4.50% Annual 3/17/2025 USD 12,200,000 (76,275) 38,960 (37,315)
Receive 3M BBR Qtrly 4.50% Qtrly 3/13/2025 AUD 18,300,000 (93,432) (6,704) (100,136)
Receive 3M BBR Qtrly 5.00% Semi 3/15/2028 NZD 100,000 (166) (223) (389)
Receive 3M BBR Qtrly 5.00% Semi 3/16/2033 NZD 100,000 (1,736) 780 (956)
Receive 3M CD_KSDA Qtrly 4.00% Qtrly 3/19/2025 KRW 7,800,000 34 (64) (30)
Receive 3M HIBOR Qtrly 4.50% Qtrly 6/18/2025 HKD 31,500,000 (13,767) (2,961) (16,728)
Receive 6M BBR Semi 4.50% Semi 3/09/2028 AUD 30,300,000 (111,914) (72,631) (184,545)
Receive 6M NIBOR Semi 3.50% Annual 3/19/2025 NOK 35,000,000 22,857 (27,240) (4,383)
Receive 6M NIBOR Semi 4.00% Annual 3/19/2025 NOK 757,200,000 (296,183) (536,260) (832,443)
Receive 6M NIBOR Semi 3.50% Annual 6/18/2025 NOK 27,600,000 2,399 (8,797) (6,398)
(7,692,978) (3,216,905) (10,909,883)
$ 186,357 $ 4,054,988 $ 4,241,345
Abbreviations:
1D: 1 Day
1M: 1 Month
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
December 31, 2022
(a) Floating rate indices at December 31, 2022 were as follows:
1 Day Secured Overnight Financing Rate (''SOFR''): 4.30%
1 Day Sterling Overnight Index Average (''SONIA''): 3.43%
1 Day Swiss Average Rate Overnight (“SARON”): 0.94%
1 Day Tokyo Overnight Average Rate (“TONAR”): -0.02%
1 Month Mexico Equilibrium Interbank Interest Rate (''TIIE''): 10.77%
3 Month Australian Bank-Bill Reference Rate (''BBR''): 3.26%
3 Month Canadian Bankers’ Acceptance Rate (''BA''): 4.94%
3 Month Hong Kong Interbank Offered Rate (''HIBOR''): 4.99%
3 Month Johannesburg Interbank Agreed Rate (''JIBAR''): 7.26%
3 Month Korean Certificate of Deposit (''CD_KSDA''): 3.98%
3 Month Stockholm Interbank Offered Rate (''STIBOR''): 2.70%
6 Month Australian Bank-Bill Reference Rate (''BBR''): 3.77%
6 Month Budapest Interbank Offered Rate (''BUBOR''): 15.75%
6 Month Euro Interbank Offered Rate (''EURIBOR''): 2.69%
6 Month Norwegian Interbank Offered Rate (''NIBOR''): 3.51%
6 Month Prague Interbank Offered Rate (''PRIBOR''): 7.26%
6 Month Warsaw Interbank Offered Rate (''WIBOR''): 7.04%
Total return swap contracts outstanding as of December 31, 2022 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
HSCEI January
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 01/30/2023 HKD 10,140,000 $ 4,520
iBovespa Index
February Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 02/15/2023 BRL 32,775,385 168,454
Swiss Market
Index March
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity Monthly MLIN 03/17/2023 CHF (2,877,120) 31,120
MSCI Mexico Net
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
TIIE plus or minus
a specified spread
(0.05%) Monthly GSIN 03/15/2023 MXN (2,384,837) 6,913
MSCI Singapore
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SORA plus or
minus a specified
spread (-0.15%) Monthly GSIN 03/15/2023 SGD (773,713) 9,030
MSCI Spain Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (-0.46%) Monthly GSIN 03/15/2023 EUR (292,844) 2,916
222,953

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
December 31, 2022
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
DTOP Index
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 03/16/2023 ZAR 254,560 $ (592)
SGX NIFTY 50
Index January
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 01/25/2023 USD (510,244) (5,471)
TAIEX Index
January Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 01/30/2023 TWD 25,443,000 (13,624)
WIG20 Index
March Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 03/17/2023 PLN (2,215,520) (10,893)
Tel Aviv Stock
Exchange 35
Index
Decreases in
total return
of reference
entity and pays
the TELBOR
plus or minus
a specified
spread (-0.30%)
Increases in
total return of
reference entity
Monthly BANA 03/15/2023 ILS 2,593,853 (23,585)
MSCI Australia
Net Return Index
Decreases in
total return
of reference
entity and
pays the BBR
plus or minus
a specified
spread (0.10%)
Increases in
total return of
reference entity
Monthly GSIN 03/15/2023 AUD 194,753 (4,684)
MSCI Brazil Net
Return Index
Decreases in
total return
of reference
entity and
pays the CDI
plus or minus
a specified
spread (0.20%)
Increases in
total return of
reference entity
Monthly GSIN 03/15/2023 BRL 1,439,654 (4,071)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.11%)
Increases in
total return of
reference entity
Monthly GSIN 03/15/2023 EUR 1,364,112 (27,946)
MSCI Japan Net
Return Index
Decreases in
total return
of reference
entity and pays
the TONAR
plus or minus
a specified
spread (-0.05%)
Increases in
total return of
reference entity
Monthly GSIN 03/15/2023 JPY 183,700,960 (50,834)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
December 31, 2022
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI South
Africa Net Return
Index
Decreases in
total return
of reference
entity and pays
the JIBAR
plus or minus
a specified
spread (0.08%)
Increases in
total return of
reference entity
Monthly GSIN 03/15/2023 ZAR 4,348,179 $ (5,660)
(147,360)
$ 75,593
Futures contracts outstanding as of December 31, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
CAC 40 10 Euro Index 36 1/2023 EUR $ 2,493,485 $ (91,753)
FTSE Bursa Malaysia KLCI Index 5 1/2023 MYR 84,677 756
HSCEI 94 1/2023 HKD 4,070,489 1,281
LME Aluminum Base Metal 2 1/2023 USD 117,626 3,675
LME Aluminum Base Metal 3 1/2023 USD 176,414 201
LME Aluminum Base Metal 5 1/2023 USD 293,855 11,228
LME Aluminum Base Metal 7 1/2023 USD 410,989 28,699
LME Aluminum Base Metal 10 1/2023 USD 587,503 7,307
LME Aluminum Base Metal 11 1/2023 USD 646,041 17,719
LME Aluminum Base Metal 12 1/2023 USD 704,853 41,233
LME Aluminum Base Metal 13 1/2023 USD 763,916 (2,333)
LME Aluminum Base Metal 16 1/2023 USD 939,992 23,768
LME Aluminum Base Metal 16 1/2023 USD 939,404 53,792
LME Copper Base Metal 1 1/2023 USD 209,213 21,210
LME Copper Base Metal 1 1/2023 USD 209,157 20,404
LME Copper Base Metal 1 1/2023 USD 209,325 17,880
LME Copper Base Metal 2 1/2023 USD 420,475 47,476
LME Copper Base Metal 3 1/2023 USD 627,976 67,055
LME Copper Base Metal 4 1/2023 USD 837,226 98,412
LME Copper Base Metal 4 1/2023 USD 837,301 67,590
LME Copper Base Metal 4 1/2023 USD 836,551 72,040
LME Copper Base Metal 5 1/2023 USD 1,046,551 100,356
LME Copper Base Metal 7 1/2023 USD 1,465,014 154,521
LME Copper Base Metal 9 1/2023 USD 1,883,252 179,799
LME Lead Base Metal 1 1/2023 USD 57,921 10,718
LME Lead Base Metal 2 1/2023 USD 116,500 14,713
LME Lead Base Metal 2 1/2023 USD 116,425 17,123
LME Lead Base Metal 3 1/2023 USD 175,088 27,568
LME Lead Base Metal 3 1/2023 USD 174,056 28,161
LME Lead Base Metal 3 1/2023 USD 174,469 22,490
LME Lead Base Metal 4 1/2023 USD 231,592 30,232
LME Lead Base Metal 5 1/2023 USD 290,548 37,159
LME Lead Base Metal 6 1/2023 USD 347,594 64,315
LME Nickel Base Metal 1 1/2023 USD 179,406 45,273
LME Nickel Base Metal 1 1/2023 USD 179,423 47,600
LME Nickel Base Metal 1 1/2023 USD 179,352 42,069

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
December 31, 2022
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Nickel Base Metal 1 1/2023 USD $ 179,406 $ 45,543
LME Nickel Base Metal 1 1/2023 USD 179,623 48,412
LME Nickel Base Metal 1 1/2023 USD 179,556 44,999
LME Nickel Base Metal 2 1/2023 USD 358,812 99,606
LME Nickel Base Metal 2 1/2023 USD 360,924 103,255
LME Nickel Base Metal 3 1/2023 USD 538,619 134,060
LME Nickel Base Metal 4 1/2023 USD 717,624 180,042
LME Zinc Base Metal 1 1/2023 USD 74,544 7,048
LME Zinc Base Metal 2 1/2023 USD 149,763 383
LME Zinc Base Metal 3 1/2023 USD 224,569 4,559
LME Zinc Base Metal 3 1/2023 USD 225,131 (2,570)
LME Zinc Base Metal 11 1/2023 USD 822,869 21,290
RBOB Gasoline 15 1/2023 USD 1,561,329 230,185
SGX FTSE Taiwan Index 6 1/2023 USD 298,020 (1,632)
WTI Crude Oil 47 1/2023 USD 3,772,220 73,574
100 oz Gold 12 2/2023 USD 2,191,440 33,045
LME Aluminum Base Metal 2 2/2023 USD 117,939 1,433
LME Aluminum Base Metal 2 2/2023 USD 117,976 2,495
LME Aluminum Base Metal 5 2/2023 USD 295,833 (3,713)
LME Aluminum Base Metal 6 2/2023 USD 354,564 (7,307)
LME Aluminum Base Metal 6 2/2023 USD 353,927 (1,329)
LME Aluminum Base Metal 7 2/2023 USD 412,914 (13,983)
LME Aluminum Base Metal 11 2/2023 USD 649,855 (3,949)
LME Aluminum Base Metal 14 2/2023 USD 826,179 (15,614)
LME Copper Base Metal 1 2/2023 USD 209,350 7,622
LME Copper Base Metal 2 2/2023 USD 418,713 5,957
LME Copper Base Metal 2 2/2023 USD 418,763 (5,893)
LME Copper Base Metal 2 2/2023 USD 418,775 (2,443)
LME Copper Base Metal 3 2/2023 USD 627,946 53,843
LME Copper Base Metal 3 2/2023 USD 627,938 54,401
LME Copper Base Metal 5 2/2023 USD 1,047,120 50,319
LME Copper Base Metal 6 2/2023 USD 1,256,027 53,261
LME Copper Base Metal 7 2/2023 USD 1,465,900 70,606
LME Copper Base Metal 9 2/2023 USD 1,885,388 64,979
LME Copper Base Metal 23 2/2023 USD 4,815,625 136,827
LME Lead Base Metal 2 2/2023 USD 115,718 9,324
LME Lead Base Metal 2 2/2023 USD 115,675 5,326
LME Lead Base Metal 2 2/2023 USD 115,738 14,982
LME Lead Base Metal 3 2/2023 USD 173,523 9,377
LME Lead Base Metal 3 2/2023 USD 173,498 12,881
LME Lead Base Metal 3 2/2023 USD 173,588 15,180
LME Lead Base Metal 4 2/2023 USD 231,425 28,315
LME Lead Base Metal 4 2/2023 USD 231,500 32,890
LME Lead Base Metal 4 2/2023 USD 231,350 14,402
LME Lead Base Metal 4 2/2023 USD 231,375 28,715
LME Lead Base Metal 5 2/2023 USD 289,224 17,765
LME Nickel Base Metal 1 2/2023 USD 179,913 24,563
LME Nickel Base Metal 1 2/2023 USD 179,892 29,804
LME Nickel Base Metal 1 2/2023 USD 179,744 19,761
LME Nickel Base Metal 1 2/2023 USD 179,790 2,395
LME Nickel Base Metal 1 2/2023 USD 179,663 38,300
LME Nickel Base Metal 3 2/2023 USD 539,424 85,627
LME Nickel Base Metal 3 2/2023 USD 539,197 102,263
LME Nickel Base Metal 4 2/2023 USD 720,156 81,426
LME Zinc Base Metal 1 2/2023 USD 74,488 1,753
LME Zinc Base Metal 3 2/2023 USD 223,718 (3,841)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
December 31, 2022
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Zinc Base Metal 4 2/2023 USD $ 297,975 $ 1,963
LME Zinc Base Metal 5 2/2023 USD 372,849 9,772
LME Zinc Base Metal 5 2/2023 USD 372,863 (10,777)
LME Zinc Base Metal 6 2/2023 USD 446,900 2,307
LME Zinc Base Metal 7 2/2023 USD 521,661 (8,472)
LME Zinc Base Metal 7 2/2023 USD 521,948 10,844
Low Sulphur Gasoil 29 2/2023 USD 2,627,400 150,090
Cocoa 54 3/2023 USD 1,404,000 51,250
EURO STOXX 50 Index 26 3/2023 EUR 1,053,430 (46,356)
Euro-Bund 236 3/2023 EUR 33,548,759 (1,709,741)
FTSE 100 Index 12 3/2023 GBP 1,083,122 1,394
FTSE/JSE Top 40 Index 34 3/2023 ZAR 1,355,097 (31,121)
FTSE/MIB Index 136 3/2023 EUR 17,257,195 (555,372)
Japan 10 Year Bond 16 3/2023 JPY 17,704,358 (119,695)
LME Aluminum Base Metal 1 3/2023 USD 59,438 22
LME Aluminum Base Metal 1 3/2023 USD 59,296 (1,857)
LME Aluminum Base Metal 1 3/2023 USD 59,300 (827)
LME Aluminum Base Metal 5 3/2023 USD 296,813 (1,765)
LME Aluminum Base Metal 5 3/2023 USD 296,688 (1,202)
LME Aluminum Base Metal 11 3/2023 USD 651,629 (35,930)
LME Aluminum Base Metal 12 3/2023 USD 711,159 (40,936)
LME Aluminum Base Metal 13 3/2023 USD 769,480 (35,593)
LME Aluminum Base Metal 13 3/2023 USD 770,263 (39,715)
LME Aluminum Base Metal 17 3/2023 USD 1,007,964 (29,738)
LME Aluminum Base Metal 71 3/2023 USD 4,210,318 (178,149)
LME Copper Base Metal 1 3/2023 USD 209,419 (3,665)
LME Copper Base Metal 1 3/2023 USD 209,294 1,741
LME Copper Base Metal 1 3/2023 USD 209,300 (1,203)
LME Copper Base Metal 1 3/2023 USD 209,269 (121)
LME Copper Base Metal 2 3/2023 USD 418,513 807
LME Copper Base Metal 3 3/2023 USD 628,463 1,705
LME Copper Base Metal 3 3/2023 USD 627,806 2,083
LME Copper Base Metal 5 3/2023 USD 1,046,938 18,512
LME Copper Base Metal 5 3/2023 USD 1,047,250 (8,738)
LME Copper Base Metal 6 3/2023 USD 1,256,925 (2,041)
LME Copper Base Metal 9 3/2023 USD 1,885,388 (136)
LME Lead Base Metal 1 3/2023 USD 57,479 3,477
LME Lead Base Metal 1 3/2023 USD 57,789 2,111
LME Lead Base Metal 1 3/2023 USD 57,750 3,163
LME Lead Base Metal 2 3/2023 USD 115,607 4,457
LME Lead Base Metal 3 3/2023 USD 172,013 3,810
LME Lead Base Metal 3 3/2023 USD 173,453 9,134
LME Lead Base Metal 4 3/2023 USD 230,975 14,614
LME Lead Base Metal 6 3/2023 USD 344,025 5,140
LME Lead Base Metal 34 3/2023 USD 1,963,075 90,914
LME Nickel Base Metal 1 3/2023 USD 180,263 10,701
LME Nickel Base Metal 1 3/2023 USD 180,258 3,225
LME Nickel Base Metal 1 3/2023 USD 180,186 6,393
LME Nickel Base Metal 1 3/2023 USD 180,279 (5,064)
LME Nickel Base Metal 2 3/2023 USD 360,507 9,621
LME Nickel Base Metal 2 3/2023 USD 360,414 (20,442)
LME Nickel Base Metal 2 3/2023 USD 360,162 29,579
LME Nickel Base Metal 3 3/2023 USD 540,768 16,000
LME Nickel Base Metal 6 3/2023 USD 1,081,620 120,588
LME Zinc Base Metal 1 3/2023 USD 74,483 (4,307)
LME Zinc Base Metal 1 3/2023 USD 74,428 (7,048)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
December 31, 2022
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Zinc Base Metal 1 3/2023 USD $ 74,450 $ (6,189)
LME Zinc Base Metal 3 3/2023 USD 223,425 (18,794)
LME Zinc Base Metal 4 3/2023 USD 297,380 852
LME Zinc Base Metal 7 3/2023 USD 520,433 (981)
LME Zinc Base Metal 8 3/2023 USD 594,900 (14,274)
LME Zinc Base Metal 8 3/2023 USD 595,550 (57,841)
LME Zinc Base Metal 62 3/2023 USD 4,613,575 (168,419)
Nikkei 225 Index 15 3/2023 JPY 2,980,799 (178,779)
S&P Midcap 400 E-Mini Index 172 3/2023 USD 42,012,720 (1,028,596)
S&P/TSX 60 Index 12 3/2023 CAD 2,073,678 907
SET50 Index 612 3/2023 THB 3,559,796 651
Soybean Meal 132 3/2023 USD 6,217,200 179,455
Soybean Oil 12 3/2023 USD 461,304 (14,886)
SPI 200 Index 159 3/2023 AUD 18,923,000 (217,960)
TOPIX Index 155 3/2023 JPY 22,339,416 (450,011)
U.S. Treasury 10 Year Note 328 3/2023 USD 36,782,125 (643,766)
(1,562,969)
Short Contracts
Amsterdam Exchange Index (44) 1/2023 EUR (6,496,475) 340,148
Brent Crude Oil (62) 1/2023 USD (5,326,420) (241,306)
Hang Seng Index (39) 1/2023 HKD (4,975,274) (36,699)
IBEX 35 Index (41) 1/2023 EUR (3,596,351) 14,283
LME Aluminum Base Metal (2) 1/2023 USD (117,626) (2,631)
LME Aluminum Base Metal (3) 1/2023 USD (176,414) (2,947)
LME Aluminum Base Metal (5) 1/2023 USD (293,855) (12,739)
LME Aluminum Base Metal (7) 1/2023 USD (410,989) (30,187)
LME Aluminum Base Metal (10) 1/2023 USD (587,503) 394
LME Aluminum Base Metal (11) 1/2023 USD (646,041) (16,318)
LME Aluminum Base Metal (12) 1/2023 USD (704,853) (39,335)
LME Aluminum Base Metal (13) 1/2023 USD (763,916) 5,233
LME Aluminum Base Metal (16) 1/2023 USD (939,404) (50,897)
LME Aluminum Base Metal (16) 1/2023 USD (939,992) (23,539)
LME Copper Base Metal (1) 1/2023 USD (209,213) (21,082)
LME Copper Base Metal (1) 1/2023 USD (209,325) (18,478)
LME Copper Base Metal (1) 1/2023 USD (209,157) (20,952)
LME Copper Base Metal (2) 1/2023 USD (420,475) (47,766)
LME Copper Base Metal (3) 1/2023 USD (627,976) (62,484)
LME Copper Base Metal (4) 1/2023 USD (837,226) (99,236)
LME Copper Base Metal (4) 1/2023 USD (836,551) (71,887)
LME Copper Base Metal (4) 1/2023 USD (837,301) (64,867)
LME Copper Base Metal (5) 1/2023 USD (1,046,551) (106,789)
LME Copper Base Metal (7) 1/2023 USD (1,465,014) (160,283)
LME Copper Base Metal (9) 1/2023 USD (1,883,252) (172,850)
LME Lead Base Metal (1) 1/2023 USD (57,921) (10,598)
LME Lead Base Metal (2) 1/2023 USD (116,425) (17,280)
LME Lead Base Metal (2) 1/2023 USD (116,500) (14,755)
LME Lead Base Metal (3) 1/2023 USD (175,088) (28,845)
LME Lead Base Metal (3) 1/2023 USD (174,056) (29,500)
LME Lead Base Metal (3) 1/2023 USD (174,469) (21,796)
LME Lead Base Metal (4) 1/2023 USD (231,592) (33,393)
LME Lead Base Metal (5) 1/2023 USD (290,548) (36,924)
LME Lead Base Metal (6) 1/2023 USD (347,594) (64,559)
LME Nickel Base Metal (1) 1/2023 USD (179,406) (45,119)
LME Nickel Base Metal (1) 1/2023 USD (179,406) (46,051)
LME Nickel Base Metal (1) 1/2023 USD (179,556) (46,179)
LME Nickel Base Metal (1) 1/2023 USD (179,423) (47,933)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
December 31, 2022
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal (1) 1/2023 USD $ (179,623) $ (48,411)
LME Nickel Base Metal (1) 1/2023 USD (179,352) (43,996)
LME Nickel Base Metal (2) 1/2023 USD (360,924) (108,054)
LME Nickel Base Metal (2) 1/2023 USD (358,812) (98,944)
LME Nickel Base Metal (3) 1/2023 USD (538,619) (133,945)
LME Nickel Base Metal (4) 1/2023 USD (717,624) (187,195)
LME Zinc Base Metal (1) 1/2023 USD (74,544) (6,672)
LME Zinc Base Metal (2) 1/2023 USD (149,763) 182
LME Zinc Base Metal (3) 1/2023 USD (225,131) 3,160
LME Zinc Base Metal (3) 1/2023 USD (224,569) (5,578)
LME Zinc Base Metal (11) 1/2023 USD (822,869) (12,717)
MSCI Singapore Index (198) 1/2023 SGD (4,295,125) 1,809
Natural Gas (39) 1/2023 USD (1,745,250) 14,943
NY Harbor ULSD (47) 1/2023 USD (6,504,330) (811,476)
OMXS30 Index (72) 1/2023 SEK (1,408,971) 16,137
SGX FTSE China A50 Index (36) 1/2023 USD (471,024) (964)
SGX NIFTY 50 Index (179) 1/2023 USD (6,523,834) (37,117)
Lean Hogs (13) 2/2023 USD (456,040) 4,622
Live Cattle (47) 2/2023 USD (2,968,520) (58,997)
LME Aluminum Base Metal (2) 2/2023 USD (117,976) (2,577)
LME Aluminum Base Metal (2) 2/2023 USD (117,939) (1,068)
LME Aluminum Base Metal (5) 2/2023 USD (295,833) 3,178
LME Aluminum Base Metal (6) 2/2023 USD (353,927) (891)
LME Aluminum Base Metal (6) 2/2023 USD (354,564) 3,093
LME Aluminum Base Metal (7) 2/2023 USD (412,914) 18,115
LME Aluminum Base Metal (11) 2/2023 USD (649,855) 10,112
LME Aluminum Base Metal (14) 2/2023 USD (826,179) 11,193
LME Copper Base Metal (1) 2/2023 USD (209,350) (7,694)
LME Copper Base Metal (2) 2/2023 USD (418,713) (4,010)
LME Copper Base Metal (2) 2/2023 USD (418,775) 1,058
LME Copper Base Metal (2) 2/2023 USD (418,763) 2,090
LME Copper Base Metal (3) 2/2023 USD (627,946) (50,804)
LME Copper Base Metal (3) 2/2023 USD (627,938) (58,546)
LME Copper Base Metal (5) 2/2023 USD (1,047,120) (44,720)
LME Copper Base Metal (6) 2/2023 USD (1,256,027) (61,151)
LME Copper Base Metal (7) 2/2023 USD (1,465,900) (75,611)
LME Copper Base Metal (9) 2/2023 USD (1,885,388) (72,514)
LME Copper Base Metal (23) 2/2023 USD (4,815,625) (148,691)
LME Lead Base Metal (2) 2/2023 USD (115,675) (5,730)
LME Lead Base Metal (2) 2/2023 USD (115,738) (15,018)
LME Lead Base Metal (2) 2/2023 USD (115,718) (9,858)
LME Lead Base Metal (3) 2/2023 USD (173,588) (15,274)
LME Lead Base Metal (3) 2/2023 USD (173,498) (12,255)
LME Lead Base Metal (3) 2/2023 USD (173,523) (7,781)
LME Lead Base Metal (4) 2/2023 USD (231,375) (26,684)
LME Lead Base Metal (4) 2/2023 USD (231,350) (14,661)
LME Lead Base Metal (4) 2/2023 USD (231,500) (34,339)
LME Lead Base Metal (4) 2/2023 USD (231,425) (30,038)
LME Lead Base Metal (5) 2/2023 USD (289,224) (17,465)
LME Nickel Base Metal (1) 2/2023 USD (179,663) (39,451)
LME Nickel Base Metal (1) 2/2023 USD (179,744) (18,743)
LME Nickel Base Metal (1) 2/2023 USD (179,790) (5,463)
LME Nickel Base Metal (1) 2/2023 USD (179,913) (25,626)
LME Nickel Base Metal (1) 2/2023 USD (179,892) (28,095)
LME Nickel Base Metal (3) 2/2023 USD (539,197) (107,386)
LME Nickel Base Metal (3) 2/2023 USD (539,424) (90,603)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
December 31, 2022
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal (4) 2/2023 USD $ (720,156) $ (91,308)
LME Zinc Base Metal (1) 2/2023 USD (74,488) (1,400)
LME Zinc Base Metal (3) 2/2023 USD (223,718) 1,930
LME Zinc Base Metal (4) 2/2023 USD (297,975) (2,609)
LME Zinc Base Metal (5) 2/2023 USD (372,863) 12,205
LME Zinc Base Metal (5) 2/2023 USD (372,849) (12,091)
LME Zinc Base Metal (6) 2/2023 USD (446,900) (3,973)
LME Zinc Base Metal (7) 2/2023 USD (521,948) (14,670)
LME Zinc Base Metal (7) 2/2023 USD (521,661) 5,072
Sugar No. 11 (36) 2/2023 USD (808,013) 5,607
Australia 10 Year Bond (9) 3/2023 AUD (708,583) 32,394
Australia 3 Year Bond (792) 3/2023 AUD (57,572,484) 642,143
Canada 10 Year Bond (371) 3/2023 CAD (33,543,442) 914,850
Coffee 'C' (39) 3/2023 USD (2,446,763) (79,865)
Corn (74) 3/2023 USD (2,510,450) (61,919)
Cotton No. 2 (7) 3/2023 USD (291,795) (1,261)
DAX Index (50) 3/2023 EUR (18,716,818) 522,695
DJIA CBOT E-Mini Index (26) 3/2023 USD (4,327,050) 69,168
Euro-Bobl (24) 3/2023 EUR (2,971,655) 79,847
Euro-BTP (21) 3/2023 EUR (2,444,640) 163,719
Euro-Buxl (28) 3/2023 EUR (4,042,105) 697,231
Euro-OAT (13) 3/2023 EUR (1,770,792) 78,610
Euro-Schatz (702) 3/2023 EUR (79,177,150) 751,990
KOSPI 200 Index (77) 3/2023 KRW (4,458,175) 254,088
LME Aluminum Base Metal (1) 3/2023 USD (59,438) 351
LME Aluminum Base Metal (1) 3/2023 USD (59,296) 1,773
LME Aluminum Base Metal (1) 3/2023 USD (59,300) 776
LME Aluminum Base Metal (5) 3/2023 USD (296,813) 1,891
LME Aluminum Base Metal (5) 3/2023 USD (296,688) 1,281
LME Aluminum Base Metal (11) 3/2023 USD (651,629) 33,067
LME Aluminum Base Metal (12) 3/2023 USD (711,159) 38,056
LME Aluminum Base Metal (13) 3/2023 USD (770,263) 39,299
LME Aluminum Base Metal (13) 3/2023 USD (769,480) 37,957
LME Aluminum Base Metal (17) 3/2023 USD (1,007,964) 27,086
LME Aluminum Base Metal (123) 3/2023 USD (7,293,931) 183,089
LME Copper Base Metal (1) 3/2023 USD (209,294) (2,237)
LME Copper Base Metal (1) 3/2023 USD (209,300) 866
LME Copper Base Metal (1) 3/2023 USD (209,419) 2,854
LME Copper Base Metal (1) 3/2023 USD (209,269) (91)
LME Copper Base Metal (2) 3/2023 USD (418,513) (927)
LME Copper Base Metal (3) 3/2023 USD (627,806) (3,089)
LME Copper Base Metal (3) 3/2023 USD (628,463) 196
LME Copper Base Metal (5) 3/2023 USD (1,047,250) 9,479
LME Copper Base Metal (6) 3/2023 USD (1,256,925) 4,383
LME Copper Base Metal (9) 3/2023 USD (1,885,388) (7,382)
LME Copper Base Metal (39) 3/2023 USD (8,166,113) (43,372)
LME Lead Base Metal (1) 3/2023 USD (57,479) (3,385)
LME Lead Base Metal (1) 3/2023 USD (57,750) (3,231)
LME Lead Base Metal (1) 3/2023 USD (57,789) (2,336)
LME Lead Base Metal (2) 3/2023 USD (115,607) (4,437)
LME Lead Base Metal (3) 3/2023 USD (173,453) (9,586)
LME Lead Base Metal (3) 3/2023 USD (172,013) (3,645)
LME Lead Base Metal (4) 3/2023 USD (230,975) (14,399)
LME Lead Base Metal (6) 3/2023 USD (344,025) 209
LME Lead Base Metal (7) 3/2023 USD (404,163) (24,302)
LME Nickel Base Metal (1) 3/2023 USD (180,186) (5,881)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
December 31, 2022
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal (1) 3/2023 USD $ (180,279) $ 3,236
LME Nickel Base Metal (1) 3/2023 USD (180,263) (9,822)
LME Nickel Base Metal (1) 3/2023 USD (180,258) (2,840)
LME Nickel Base Metal (2) 3/2023 USD (360,507) (14,835)
LME Nickel Base Metal (2) 3/2023 USD (360,414) 15,169
LME Nickel Base Metal (2) 3/2023 USD (360,162) (29,568)
LME Nickel Base Metal (3) 3/2023 USD (540,768) (15,819)
LME Nickel Base Metal (15) 3/2023 USD (2,704,050) (110,881)
LME Zinc Base Metal (1) 3/2023 USD (74,483) 4,251
LME Zinc Base Metal (1) 3/2023 USD (74,428) 7,819
LME Zinc Base Metal (1) 3/2023 USD (74,450) 6,422
LME Zinc Base Metal (3) 3/2023 USD (223,425) 18,441
LME Zinc Base Metal (4) 3/2023 USD (297,380) (2,292)
LME Zinc Base Metal (6) 3/2023 USD (446,475) (1,648)
LME Zinc Base Metal (7) 3/2023 USD (520,433) 3,672
LME Zinc Base Metal (8) 3/2023 USD (595,550) 56,127
LME Zinc Base Metal (8) 3/2023 USD (594,900) 13,202
Long Gilt (13) 3/2023 GBP (1,569,749) 8,306
MEX BOLSA Index (3) 3/2023 MXN (75,187) 3,887
MSCI EAFE E-Mini Index (1) 3/2023 USD (97,470) 266
MSCI Emerging Markets E-Mini Index (19) 3/2023 USD (911,430) 9,353
NASDAQ 100 E-Mini Index (7) 3/2023 USD (1,543,115) 85,688
Russell 2000 E-Mini Index (209) 3/2023 USD (18,505,905) 552,971
S&P 500 E-Mini Index (411) 3/2023 USD (79,343,549) 2,715,261
Silver (20) 3/2023 USD (2,404,000) (228,897)
Soybean (12) 3/2023 USD (914,400) (1,690)
U.S. Treasury 2 Year Note (689) 3/2023 USD (141,244,999) 319,638
U.S. Treasury 5 Year Note (64) 3/2023 USD (6,901,000) 24,393
U.S. Treasury Long Bond (19) 3/2023 USD (2,369,063) 19,089
U.S. Treasury Ultra Bond (12) 3/2023 USD (1,602,375) 21,859
Wheat (136) 3/2023 USD (5,385,600) 220,407
Platinum (9) 10/2023 JPY (150,183) (3,111)
Platinum (1) 12/2023 JPY (16,698) (64)
4,021,489
$ 2,458,520
Forward Foreign Currency Exchange Contracts outstanding as of December 31, 2022:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 26,906,004 USD 18,116,810 CITI 3/15/2023 $ 254,385
AUD 26,905,994 USD 18,115,820 JPMC 3/15/2023 255,368
BRL 13,032,355 USD 2,388,504 CITI
**
3/15/2023 47,295
BRL 13,032,349 USD 2,388,506 JPMC
**
3/15/2023 47,292
CAD 3,700,000 USD 2,724,169 CITI 3/15/2023 9,959
CAD 3,700,000 USD 2,724,155 JPMC 3/15/2023 9,974
CHF 2,521,000 USD 2,724,259 CITI 3/15/2023 23,217
CHF 2,521,000 USD 2,724,248 JPMC 3/15/2023 23,227
CLP 5,909,539,164 USD 6,446,595 CITI
**
3/15/2023 456,657
CLP 5,909,539,151 USD 6,446,586 JPMC
**
3/15/2023 456,666
CNY 29,945,410 USD 4,317,049 CITI
**
3/15/2023 33,673
CNY 29,945,406 USD 4,317,027 JPMC
**
3/15/2023 33,695

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
December 31, 2022
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
COP 1,913,355,170 USD 382,577 CITI
**
3/15/2023 $ 6,781
COP 1,913,355,168 USD 382,578 JPMC
**
3/15/2023 6,781
CZK 500,000 USD 20,915 CITI 3/15/2023 1,126
CZK 500,000 USD 20,915 JPMC 3/15/2023 1,126
EUR 20,026,881 USD 21,102,885 CITI 3/15/2023 438,776
EUR 20,026,877 USD 21,102,816 JPMC 3/15/2023 438,840
GBP 1,999,450 USD 2,391,497 CITI 3/15/2023 29,982
GBP 1,999,443 USD 2,391,492 JPMC 3/15/2023 29,979
IDR 57,091,938,002 USD 3,626,297 CITI
**
3/15/2023 58,645
IDR 57,091,937,998 USD 3,626,296 JPMC
**
3/15/2023 58,646
INR 20,000,000 USD 240,197 CITI
**
3/15/2023 425
INR 20,000,000 USD 240,196 JPMC
**
3/15/2023 426
JPY 3,131,930,469 USD 23,250,771 CITI 3/15/2023 840,649
JPY 3,131,930,459 USD 23,250,714 JPMC 3/15/2023 840,706
KRW 6,754,318,542 USD 5,232,369 CITI
**
3/15/2023 139,895
KRW 6,754,318,538 USD 5,232,349 JPMC
**
3/15/2023 139,914
MXN 80,083,503 USD 4,045,411 CITI 3/15/2023 11,620
MXN 80,083,501 USD 4,045,410 JPMC 3/15/2023 11,621
NOK 73,736,889 USD 7,425,978 CITI 3/15/2023 123,578
NOK 73,736,884 USD 7,425,963 JPMC 3/15/2023 123,592
NZD 4,376,077 USD 2,770,569 CITI 3/15/2023 10,015
NZD 4,376,072 USD 2,770,553 JPMC 3/15/2023 10,028
PHP 25,000,000 USD 445,925 CITI
**
3/15/2023 2,114
PHP 25,000,000 USD 445,923 JPMC
**
3/15/2023 2,116
PLN 14,607,003 USD 3,221,337 CITI 3/15/2023 92,705
PLN 14,606,997 USD 3,221,329 JPMC 3/15/2023 92,712
SEK 7,461,003 USD 706,838 CITI 3/15/2023 11,055
SEK 7,461,002 USD 706,839 JPMC 3/15/2023 11,054
SGD 3,422,130 USD 2,502,723 CITI 3/15/2023 55,145
SGD 3,422,124 USD 2,502,717 JPMC 3/15/2023 55,146
TWD 331,632 USD 10,800 CITI
**
3/15/2023 72
TWD 331,632 USD 10,801 JPMC
**
3/15/2023 69
USD 1,615,097 AUD 2,361,500 CITI 3/15/2023 2,685
USD 1,615,105 AUD 2,361,500 JPMC 3/15/2023 2,693
USD 10,625,294 CAD 14,224,242 CITI 3/15/2023 114,239
USD 10,625,292 CAD 14,224,240 JPMC 3/15/2023 114,239
USD 904,362 CHF 829,000 CITI 3/15/2023 888
USD 904,367 CHF 829,000 JPMC 3/15/2023 893
USD 1,153,268 COP 5,650,000,000 CITI
**
3/15/2023 3,521
USD 1,153,270 COP 5,650,000,000 JPMC
**
3/15/2023 3,523
USD 5,007,071 GBP 4,082,500 CITI 3/15/2023 62,867
USD 5,007,096 GBP 4,082,500 JPMC 3/15/2023 62,891
USD 5,239,698 ILS 17,938,299 CITI 3/15/2023 116,709
USD 5,239,690 ILS 17,938,295 JPMC 3/15/2023 116,702
USD 914,071 INR 75,000,000 CITI
**
3/15/2023 11,741
USD 914,076 INR 75,000,000 JPMC
**
3/15/2023 11,745
USD 4,149,895 MXN 81,582,227 CITI 3/15/2023 16,939
USD 4,149,916 MXN 81,582,227 JPMC 3/15/2023 16,959
USD 455,591 NZD 714,000 CITI 3/15/2023 1,911
USD 455,593 NZD 714,000 JPMC 3/15/2023 1,914
USD 863,043 PHP 48,005,857 CITI
**
3/15/2023 2,702
USD 863,047 PHP 48,005,854 JPMC
**
3/15/2023 2,706
USD 2,816,746 SEK 29,000,000 CITI 3/15/2023 26,386
USD 2,816,760 SEK 29,000,000 JPMC 3/15/2023 26,400
USD 3,630,165 TWD 109,744,379 CITI
**
3/15/2023 32,529
USD 3,630,178 TWD 109,744,373 JPMC
**
3/15/2023 32,541
ZAR 155,943,246 USD 8,983,410 CITI 3/15/2023 139,343
ZAR 155,943,236 USD 8,983,400 JPMC 3/15/2023 139,352

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
December 31, 2022
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
HUF 3,552,439,013 USD 8,872,328 CITI 3/16/2023 $ 459,990
HUF 3,552,439,004 USD 8,873,412 JPMC 3/16/2023 458,905
Total unrealized appreciation 7,280,660
AUD 7,138,103 USD 4,877,134 CITI 3/15/2023 (3,297)
AUD 7,138,098 USD 4,877,106 JPMC 3/15/2023 (3,272)
BRL 24,323,004 USD 4,570,733 CITI
**
3/15/2023 (24,666)
BRL 24,323,003 USD 4,570,710 JPMC
**
3/15/2023 (24,643)
CAD 2,985,865 USD 2,233,891 CITI 3/15/2023 (27,475)
CAD 2,985,864 USD 2,233,893 JPMC 3/15/2023 (27,479)
COP 21,263,355,172 USD 4,358,246 CITI
**
3/15/2023 (31,260)
COP 21,263,355,170 USD 4,358,226 JPMC
**
3/15/2023 (31,241)
GBP 3,592,449 USD 4,384,957 CITI 3/15/2023 (34,240)
GBP 3,592,444 USD 4,384,932 JPMC 3/15/2023 (34,222)
INR 517,379,875 USD 6,284,627 CITI
**
3/15/2023 (59,992)
INR 517,379,861 USD 6,285,065 JPMC
**
3/15/2023 (60,430)
MXN 99,083,503 USD 5,054,184 CITI 3/15/2023 (34,612)
MXN 99,083,503 USD 5,054,170 JPMC 3/15/2023 (34,599)
NOK 11,289,482 USD 1,161,559 CITI 3/15/2023 (5,684)
NOK 11,289,480 USD 1,161,553 JPMC 3/15/2023 (5,678)
NZD 434,526 USD 276,463 CITI 3/15/2023 (363)
NZD 434,526 USD 276,462 JPMC 3/15/2023 (362)
PHP 5,000,000 USD 90,205 CITI
**
3/15/2023 (597)
PHP 5,000,000 USD 90,204 JPMC
**
3/15/2023 (596)
SEK 10,500,000 USD 1,026,796 CITI 3/15/2023 (16,493)
SEK 10,500,000 USD 1,026,791 JPMC 3/15/2023 (16,488)
TWD 994,896 USD 32,982 CITI
**
3/15/2023 (368)
TWD 994,896 USD 32,980 JPMC
**
3/15/2023 (364)
USD 1,231,336 AUD 1,827,000 CITI 3/15/2023 (16,125)
USD 1,231,340 AUD 1,827,000 JPMC 3/15/2023 (16,121)
USD 1,146,574 BRL 6,212,000 CITI
**
3/15/2023 (14,474)
USD 1,146,574 BRL 6,212,000 JPMC
**
3/15/2023 (14,473)
USD 3,822,576 CAD 5,202,000 CITI 3/15/2023 (21,460)
USD 3,822,596 CAD 5,202,000 JPMC 3/15/2023 (21,442)
USD 17,452,819 CHF 16,279,995 CITI 3/15/2023 (289,698)
USD 17,452,846 CHF 16,279,984 JPMC 3/15/2023 (289,661)
USD 1,926,284 CLP 1,750,000,000 CITI
**
3/15/2023 (117,985)
USD 1,926,289 CLP 1,750,000,000 JPMC
**
3/15/2023 (117,980)
USD 10,913,833 CNY 76,619,182 CITI
**
3/15/2023 (218,050)
USD 10,913,857 CNY 76,619,173 JPMC
**
3/15/2023 (218,025)
USD 1,132,002 COP 5,650,000,000 CITI
**
3/15/2023 (17,745)
USD 1,132,000 COP 5,650,000,000 JPMC
**
3/15/2023 (17,746)
USD 12,803,871 CZK 300,761,308 CITI 3/15/2023 (454,275)
USD 12,803,892 CZK 300,761,300 JPMC 3/15/2023 (454,253)
USD 9,161,890 EUR 8,667,503 CITI 3/15/2023 (161,200)
USD 9,161,912 EUR 8,667,497 JPMC 3/15/2023 (161,172)
USD 738,035 GBP 611,500 CITI 3/15/2023 (2,536)
USD 738,039 GBP 611,500 JPMC 3/15/2023 (2,532)
USD 1,934,405 IDR 30,500,000,000 CITI
**
3/15/2023 (34,187)
USD 1,934,403 IDR 30,500,000,000 JPMC
**
3/15/2023 (34,189)
USD 807,592 ILS 2,828,000 CITI 3/15/2023 (55)
USD 807,596 ILS 2,828,000 JPMC 3/15/2023 (50)
USD 781,415 INR 65,000,000 CITI
**
3/15/2023 (606)
USD 781,418 INR 65,000,000 JPMC
**
3/15/2023 (601)
USD 15,202,438 JPY 2,057,003,504 CITI 3/15/2023 (620,434)
USD 15,202,480 JPY 2,057,003,498 JPMC 3/15/2023 (620,392)
USD 7,800,296 KRW 10,286,188,003 CITI
**
3/15/2023 (381,153)
USD 7,800,315 KRW 10,286,187,997 JPMC
**
3/15/2023 (381,134)
USD 5,718,389 MXN 114,082,227 CITI 3/15/2023 (61,018)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
December 31, 2022
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 5,718,406 MXN 114,082,226 JPMC 3/15/2023 $ (61,000)
USD 2,385,250 NOK 24,000,001 CITI 3/15/2023 (71,991)
USD 2,385,252 NOK 23,999,999 JPMC 3/15/2023 (71,989)
USD 8,660,218 NZD 13,830,000 CITI 3/15/2023 (127,442)
USD 8,659,846 NZD 13,830,000 JPMC 3/15/2023 (127,815)
USD 2,561,251 PHP 146,585,646 CITI
**
3/15/2023 (65,797)
USD 2,560,884 PHP 146,585,643 JPMC
**
3/15/2023 (66,163)
USD 1,430,582 PLN 6,410,000 CITI 3/15/2023 (23,722)
USD 1,430,589 PLN 6,410,000 JPMC 3/15/2023 (23,714)
USD 9,781,310 SEK 102,762,000 CITI 3/15/2023 (106,378)
USD 9,781,306 SEK 102,762,000 JPMC 3/15/2023 (106,382)
USD 1,443,583 SGD 1,966,000 CITI 3/15/2023 (25,902)
USD 1,443,585 SGD 1,966,000 JPMC 3/15/2023 (25,900)
USD 1,870,390 TWD 57,248,124 CITI
**
3/15/2023 (6,316)
USD 1,870,394 TWD 57,248,124 JPMC
**
3/15/2023 (6,311)
USD 2,465,505 ZAR 43,000,000 CITI 3/15/2023 (50,016)
USD 2,465,511 ZAR 43,000,000 JPMC 3/15/2023 (50,010)
USD 339,877 HUF 137,299,502 CITI 3/16/2023 (20,811)
USD 339,879 HUF 137,299,498 JPMC 3/16/2023 (20,809)
Total unrealized depreciation (6,297,661)
Net unrealized appreciation $ 982,999
** Non-deliverable forward.
Collateral pledged to, or (received from), each counterparty at December 31, 2022 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BARC
Cash $ – $ 9,889,663 $ 9,889,663
CITG
Cash – 229,494 229,494
CITI
Cash 288,988 – 288,988
Investment Companies 1,109,961 – 1,109,961
GSCO
Cash – 862,351 862,351
GSIN
U.S. Treasury Bills 531,662 – 531,662
JPMC
Investment Companies 2,252,412 – 2,252,412
JPMS
Cash – 191,293 191,293
MLIN
Cash (9,782) – (9,782)
MSCL
Cash – 2,158,392 2,158,392

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
December 31, 2022
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at December 31, 2022 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
GSCO
Cash $ – $ 786,124 $ 786,124
GSIN
Cash 31,316 – 31,316
JPPC
Cash – 1,323,054 1,323,054
MSCL
Cash – 3,935,016 3,935,016

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2022
(a) Represents 7-day effective yield as of December 31, 2022.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c) For the period ended December 31, 2022, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(d) The rate shown was the effective yield at the date of purchase.
(e) All or a portion of the security pledged as collateral for swap contracts.
(f) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 94.9%
INVESTMENT COMPANIES - 23.0%
BlackRock Liquidity Funds
Treasury Trust Fund Portfolio,
Institutional Shares, 3.94% (1)(a) 40,858,885 40,858,885
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, Institutional Shares, 3.94%
(1)(a)(b) 8,786,613 8,786,613
Limited Purpose Cash Investment
Fund, 4.08% (1)(a)(c) 304,637,706 304,515,851
TOTAL INVESTMENT COMPANIES
(Cost $354,088,334) 354,161,349
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 71.9%
U.S. Treasury Bills
2.95%, 1/19/2023 (d) $ 22,218,000 22,182,254
2.96%, 1/26/2023 (d) 12,144,700 12,114,591
2.89%, 2/2/2023 (d) 120,493,000 120,110,702
3.07%, 2/16/2023 (d) 3,808,000 3,789,063
3.16%, 2/23/2023 (d) 2,742,000 2,725,498
3.29%, 3/2/2023 (d) 12,952,000 12,863,547
3.38%, 3/9/2023 (d) 87,876,000 87,202,745
3.53%, 3/16/2023 (d)(e) 107,271,000 106,381,402
3.85%, 3/23/2023 (d)(e) 88,838,000 88,011,144
3.93%, 3/30/2023 (d)(e) 121,432,000 120,188,069
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 71.9% (continued)
3.93%, 4/6/2023 (d)(e) $ 150,575,000 148,941,261
4.33%, 4/20/2023 (d) 122,205,000 120,611,734
4.49%, 4/27/2023 (d)(e) 174,781,000 172,318,182
4.54%, 5/4/2023 (d)(e) 5,643,000 5,557,823
4.59%, 5/11/2023 (d)(e) 60,402,000 59,426,834
4.63%, 5/25/2023 (d) 3,434,000 3,372,891
4.66%, 6/22/2023 (d) 12,561,000 12,292,240
4.71%, 6/29/2023 (d)(e) 8,813,000 8,617,904
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,107,351,331) 1,106,707,884
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,461,439,665) 1,460,869,233
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 94.9%
(Cost $1,461,439,665) 1,460,869,233
OTHER ASSETS IN EXCESS OF
LIABILITIES - 5.1% (f) 79,214,131
NET ASSETS - 100.0% 1,540,083,364
SECURITY TYPE VALUE
% OF NET
ASSETS
Investment Companies 354,161,349 23.0
U.S. Treasury Obligations 1,106,707,884 71.9
Total Investments In Securities
At Value $ 1,460,869,233 94.9
Other Assets in Excess of
Liabilities (f) 79,214,131 5.1
Net Assets
$ 1,540,083,364 100.0%
Affiliate
Value
At
12/31/2021
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
12/31/2022
Shares
Held At
12/31/2022
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 19.8%
INVESTMENT COMPANIES - 19.8%
Limited Purpose
Cash Investment
Fund,
4.08% (1)(a)
(Cost $304,442,836) $176,421,846 $4,540,771,621 $(4,412,710,458) $(40,629) $73,471 $304,515,851 304,637,706 $4,513,468 $–
(1) Level 1 security (See Note 5).
(a) Represents 7-day effective yield as of December 31, 2022.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2022
Credit default swap contracts outstanding - buy protection as of December 31, 2022:
Exchange Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
Emerging Markets Index
Series 38.V1 1.00 % Quarterly 12/20/2027 2.39 % USD 912,000 $ 70,840 $ (17,809) $ 53,031
Markit CDX North America
High Yield Index Series
39.V1 5.00 Quarterly 12/20/2027 4.85 USD 1,464,000 17,324 (28,087) (10,763)
Markit CDX North America
Investment Grade Index
Series 39.V1 1.00 Quarterly 12/20/2027 0.82 USD 5,012,000 (25,240) (16,274) (41,514)
$ 62,924 $ (62,170) $ 754
Credit default swap contracts outstanding - sell protection as of December 31, 2022 :
Exchange Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 38.V1 5.00 % Quarterly 12/20/2027 4.74 % EUR 655,000 $ 6,498 $ 1,572 $ 8,070
iTraxx Europe Main Index
Series 38.V1 1.00 Quarterly 12/20/2027 0.90 EUR 256,000 1,631 (371) 1,260
$ 8,129 $ 1,201 $ 9,330
Forward effective interest rate swap contracts outstanding as of December 31, 2022:
Exchange Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D SOFR Annual 4.00% Annual 3/15/2028 USD 41,500,000 $ 674,657 $ (110,077) $ 564,580
Pay 1D SOFR Annual 3.75% Annual 3/15/2033 USD 7,600,000 148,910 (11,838) 137,072
Pay 6M NIBOR Semi 3.50% Annual 6/21/2028 NOK 814,300,000 1,028,012 66,971 1,094,983
Receive 1D SARON Annual 1.50% Annual 3/17/2025 CHF 16,100,000 56,174 3,007 59,181
Receive 1D SARON Annual 1.50% Annual 6/23/2025 CHF 57,300,000 (281,408) 572,240 290,832
Receive 1D SARON Annual 1.00% Annual 6/23/2025 CHF 4,300,000 20,978 46,697 67,675
Receive 1D SARON Annual 2.00% Annual 3/15/2033 CHF 2,600,000 11,929 15,225 27,154
Receive 1D SARON Annual 1.50% Annual 3/15/2033 CHF 300,000 9,440 8,440 17,880
Receive 1D SARON Annual 1.50% Annual 6/21/2033 CHF 13,000,000 94,108 712,052 806,160
Receive 1D SOFR Annual 2.75% Annual 3/17/2025 USD 102,600,000 1,187,020 1,885,278 3,072,298
Receive 1D SOFR Annual 3.50% Annual 3/17/2025 USD 40,900,000 739,977 (93,746) 646,231
Receive 1D SOFR Annual 3.25% Annual 6/23/2025 USD 368,600,000 4,268,527 1,640,738 5,909,265
Receive 1D SOFR Annual 3.00% Annual 6/21/2033 USD 33,600,000 113,992 1,216,969 1,330,961
Receive 1D SONIA Annual 4.00% Annual 3/17/2025 GBP 96,000,000 1,019,769 84,899 1,104,668
Receive 1D SONIA Annual 4.00% Annual 6/23/2025 GBP 390,000,000 1,842,734 2,271,473 4,114,207
Receive 1D SONIA Annual 2.00% Annual 3/15/2033 GBP 3,700,000 386,497 243,394 629,891
Receive 1D SONIA Annual 3.25% Annual 6/21/2033 GBP 15,800,000 (23,841) 736,797 712,956
Receive 1D TONAR Annual 0.00% Annual 3/17/2025 JPY 10,040,000,000 226,508 226,112 452,620
Receive 1D TONAR Annual 0.00% Annual 6/23/2025 JPY 40,334,000,000 1,288,385 1,010,853 2,299,238
Receive 1D TONAR Annual 0.50% Annual 3/15/2028 JPY 240,000,000 (12,934) 22,191 9,257
Receive 1D TONAR Annual 0.50% Annual 6/21/2028 JPY 13,506,200,000 (671,509) 1,460,104 788,595
Receive 1M TIIE Monthly 9.00% Monthly 3/12/2025 MXN 200,000 (10) 112 102

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2022
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 1M TIIE Monthly 9.00% Monthly 6/18/2025 MXN 368,400,000 $ 28,472 $ (7,568) $ 20,904
Receive 3M BA Qtrly 4.00% Semi 3/13/2025 CAD 3,300,000 2,087 14,545 16,632
Receive 3M BA Qtrly 3.75% Semi 6/19/2025 CAD 434,500,000 471,821 1,835,303 2,307,124
Receive 3M BA Qtrly 3.50% Semi 3/13/2028 CAD 600,000 7,799 (4,367) 3,432
Receive 3M BA Qtrly 3.50% Semi 3/14/2033 CAD 200,000 (2,990) 5,528 2,538
Receive 3M BA Qtrly 3.25% Semi 3/14/2033 CAD 500,000 12,422 1,637 14,059
Receive 3M BBR Qtrly 4.00% Semi 3/12/2025 NZD 1,400,000 4,985 18,146 23,131
Receive 3M BBR Qtrly 4.50% Semi 3/12/2025 NZD 500,000 (531) 5,857 5,326
Receive 3M BBR Qtrly 5.00% Semi 3/12/2025 NZD 2,000,000 (3,737) 13,301 9,564
Receive 3M BBR Qtrly 5.00% Semi 6/11/2025 NZD 158,000,000 (436,045) 972,665 536,620
Receive 3M BBR Qtrly 4.00% Qtrly 6/12/2025 AUD 72,700,000 (323,763) 444,250 120,487
Receive 3M BBR Qtrly 4.50% Semi 3/16/2033 NZD 600,000 (800) 10,019 9,219
Receive 3M BBR Qtrly 4.00% Semi 3/16/2033 NZD 300,000 2,253 9,835 12,088
Receive 3M BBR Qtrly 4.50% Semi 6/15/2033 NZD 35,400,000 (604,921) 1,102,113 497,192
Receive 3M BBR Qtrly 4.00% Semi 6/15/2033 NZD 100,000 1,527 2,342 3,869
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 6/18/2025 KRW 2,759,800,000 3,125 4,500 7,625
Receive 3M STIBOR Qtrly 3.00% Annual 3/19/2025 SEK 1,500,000 534 1,036 1,570
Receive 3M STIBOR Qtrly 3.50% Annual 3/19/2025 SEK 100,000,000 (25,575) 38,873 13,298
Receive 3M STIBOR Qtrly 3.00% Annual 6/18/2025 SEK 1,343,100,000 213,725 1,127,253 1,340,978
Receive 3M STIBOR Qtrly 3.00% Annual 3/16/2033 SEK 11,200,000 (2,515) 14,711 12,196
Receive 3M STIBOR Qtrly 2.50% Annual 6/15/2033 SEK 278,700,000 148,351 1,238,718 1,387,069
Receive 6M BBR Semi 4.00% Semi 6/08/2028 AUD 20,800,000 (102,771) 321,461 218,690
Receive 6M EURIBOR Semi 1.50% Annual 3/17/2025 EUR 127,700,000 2,349,940 2,757,984 5,107,924
Receive 6M EURIBOR Semi 3.00% Annual 3/17/2025 EUR 10,900,000 12,217 91,173 103,390
Receive 6M EURIBOR Semi 2.50% Annual 6/23/2025 EUR 608,600,000 4,813,026 7,124,685 11,937,711
Receive 6M EURIBOR Semi 2.00% Annual 3/15/2033 EUR 26,100,000 1,280,425 1,600,276 2,880,701
Receive 6M NIBOR Semi 3.00% Annual 6/15/2033 NOK 233,800,000 205,076 285,560 490,636
20,182,052 31,037,727 51,219,779
Pay 1D SARON Annual 1.50% Annual 3/15/2028 CHF 8,700,000 (142,125) (38,193) (180,318)
Pay 1D SARON Annual 1.50% Annual 6/21/2028 CHF 49,100,000 262,317 (1,394,088) (1,131,771)
Pay 1D SOFR Annual 3.00% Annual 6/21/2028 USD 208,200,000 (2,131,466) (3,389,529) (5,520,995)
Pay 1D SOFR Annual 3.00% Annual 3/15/2033 USD 10,100,000 (581,605) 137,195 (444,410)
Pay 1D SOFR Annual 2.50% Annual 3/15/2033 USD 26,300,000 (1,012,486) (1,232,452) (2,244,938)
Pay 1D SONIA Annual 3.50% Annual 6/21/2028 GBP 218,300,000 (1,213,482) (4,896,963) (6,110,445)
Pay 1D SONIA Annual 3.00% Annual 3/15/2033 GBP 11,300,000 (615,536) (204,853) (820,389)
Pay 1D TONAR Annual 0.50% Annual 3/15/2033 JPY 1,394,900,000 (66,846) (338,818) (405,664)
Pay 1D TONAR Annual 0.50% Annual 6/21/2033 JPY 15,491,900,000 (1,803,191) (3,103,323) (4,906,514)
Pay 3M BA Qtrly 3.50% Semi 6/19/2028 CAD 129,100,000 1,303,047 (1,619,571) (316,524)
Pay 3M BA Qtrly 3.50% Semi 6/20/2033 CAD 21,600,000 453,687 (680,879) (227,192)
Pay 3M BBR Qtrly 4.00% Qtrly 3/13/2025 AUD 53,800,000 96,121 (152,398) (56,277)
Pay 3M BBR Qtrly 4.50% Semi 6/14/2028 NZD 129,500,000 819,910 (1,897,301) (1,077,391)
Pay 3M STIBOR Qtrly 3.00% Annual 6/21/2028 SEK 1,039,800,000 1,219,401 (2,423,856) (1,204,455)
Pay 6M BBR Semi 4.50% Semi 3/10/2033 AUD 5,200,000 65,238 (87,164) (21,926)
Pay 6M BBR Semi 4.00% Semi 6/09/2033 AUD 28,100,000 (23,334) (910,446) (933,780)
Pay 6M EURIBOR Semi 1.75% Annual 3/15/2028 EUR 100,400,000 (3,487,067) (3,933,370) (7,420,437)
Pay 6M EURIBOR Semi 2.50% Annual 6/21/2028 EUR 173,300,000 (973,896) (5,489,154) (6,463,050)
Pay 6M EURIBOR Semi 2.50% Annual 6/21/2033 EUR 40,600,000 (547,072) (2,086,512) (2,633,584)
Receive 1D SARON Annual 2.00% Annual 3/17/2025 CHF 1,100,000 (11,251) 3,508 (7,743)
Receive 1D SOFR Annual 4.50% Annual 3/17/2025 USD 141,000,000 (707,943) 276,675 (431,268)
Receive 1D TONAR Annual 0.50% Annual 6/23/2025 JPY 1,330,000,000 (22,655) (2,642) (25,297)
Receive 1M TIIE Monthly 10.00% Monthly 3/12/2025 MXN 745,000,000 (521,814) 224,440 (297,374)
Receive 3M BBR Qtrly 5.50% Semi 3/12/2025 NZD 10,300,000 (25,500) 14,286 (11,214)
Receive 3M BBR Qtrly 5.00% Semi 3/16/2033 NZD 500,000 (6,069) 1,289 (4,780)
Receive 3M HIBOR Qtrly 5.00% Qtrly 3/19/2025 HKD 13,700,000 838 (20,372) (19,534)
Receive 3M HIBOR Qtrly 4.50% Qtrly 6/18/2025 HKD 128,000,000 (58,500) (9,475) (67,975)
Receive 3M JIBAR Qtrly 8.00% Qtrly 3/19/2025 ZAR 681,000,000 115,599 (212,277) (96,678)
Receive 3M JIBAR Qtrly 8.00% Qtrly 6/18/2025 ZAR 144,200,000 (4,899) (7,376) (12,275)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2022
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 3M STIBOR Qtrly 3.50% Annual 3/15/2028 SEK 3,000,000 $ (4,044) $ 1,323 $ (2,721)
Receive 6M BBR Semi 4.50% Semi 3/09/2028 AUD 45,100,000 (609,620) 334,934 (274,686)
Receive 6M NIBOR Semi 4.00% Annual 3/19/2025 NOK 31,700,000 (12,754) (22,096) (34,850)
Receive 6M NIBOR Semi 3.50% Annual 6/18/2025 NOK 1,138,200,000 295,319 (559,200) (263,881)
Receive 6M NIBOR Semi 3.50% Annual 3/16/2033 NOK 5,700,000 1,801 (13,854) (12,053)
Receive 6M PRIBOR Semi 6.50% Annual 3/19/2025 CZK 102,000,000 3,045 (40,187) (37,142)
Receive 6M WIBOR Semi 8.00% Annual 3/19/2025 PLN 23,500,000 16,490 (135,363) (118,873)
(9,930,342) (33,908,062) (43,838,404)
$ 10,251,710 $ (2,870,335) $ 7,381,375
Abbreviations:
1D: 1 Day
1M: 1 Month
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at December 31, 2022 were as follows:
1 Day Secured Overnight Financing Rate (''SOFR''): 4.30%
1 Day Sterling Overnight Index Average (''SONIA''): 3.43%
1 Day Swiss Average Rate Overnight (“SARON”): 0.94%
1 Day Tokyo Overnight Average Rate (“TONAR”): -0.02%
1 Month Mexico Equilibrium Interbank Interest Rate (''TIIE''): 10.77%
3 Month Australian Bank-Bill Reference Rate (''BBR''): 3.26%
3 Month Canadian Bankers’ Acceptance Rate (''BA''): 4.94%
3 Month Hong Kong Interbank Offered Rate (''HIBOR''): 4.99%
3 Month Johannesburg Interbank Agreed Rate (''JIBAR''): 7.26%
3 Month Korean Certificate of Deposit (''CD_KSDA''): 3.98%
3 Month Stockholm Interbank Offered Rate (''STIBOR''): 2.70%
6 Month Australian Bank-Bill Reference Rate (''BBR''): 3.77%
6 Month Euro Interbank Offered Rate (''EURIBOR''): 2.69%
6 Month Norwegian Interbank Offered Rate (''NIBOR''): 3.51%
6 Month Prague Interbank Offered Rate (''PRIBOR''): 7.26%
6 Month Warsaw Interbank Offered Rate (''WIBOR''): 7.04%
Total return swap contracts outstanding as of December 31, 2022 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
KOSPI 200 Index
March Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 03/09/2023 KRW (73,212,500) $ 3,464
Swiss Market
Index March
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity Monthly MLIN 03/17/2023 CHF (30,369,600) 893,683

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2022
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
TAIEX Index
January Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 01/30/2023 TWD (25,443,000) $ 13,243
910,390
Hang Seng Index
January Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 01/30/2023 HKD (57,753,500) (38,863)
HSCEI January
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MSCS 01/30/2023 HKD (10,140,000) (5,410)
HSCEI January
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 01/30/2023 HKD (2,366,000) (450)
iBovespa Index
February Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MSCS 02/15/2023 BRL (77,772,100) (485,107)
(529,830)
$ 380,560
Futures contracts outstanding as of December 31, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
LME Aluminum Base Metal 3 1/2023 USD $ 176,313 $ 6,737
LME Aluminum Base Metal 21 1/2023 USD 1,234,895 1,410
LME Aluminum Base Metal 21 1/2023 USD 1,232,968 70,556
LME Aluminum Base Metal 28 1/2023 USD 1,662,675 138,010
LME Aluminum Base Metal 31 1/2023 USD 1,823,195 56,970
LME Aluminum Base Metal 39 1/2023 USD 2,289,797 159,892
LME Aluminum Base Metal 67 1/2023 USD 3,936,267 48,956
LME Aluminum Base Metal 89 1/2023 USD 5,227,059 143,367
LME Aluminum Base Metal 95 1/2023 USD 5,580,086 326,126
LME Aluminum Base Metal 138 1/2023 USD 8,109,260 (3,164)
LME Aluminum Base Metal 138 1/2023 USD 8,107,431 226,482
LME Copper Base Metal 3 1/2023 USD 627,976 53,641
LME Copper Base Metal 3 1/2023 USD 627,582 59,877
LME Copper Base Metal 5 1/2023 USD 1,051,188 119,249
LME Copper Base Metal 5 1/2023 USD 1,046,626 110,254
LME Copper Base Metal 6 1/2023 USD 1,255,839 147,618
LME Copper Base Metal 8 1/2023 USD 1,674,602 135,181
LME Copper Base Metal 8 1/2023 USD 1,674,482 160,570
LME Copper Base Metal 11 1/2023 USD 2,301,340 231,481
LME Copper Base Metal 15 1/2023 USD 3,139,316 331,116
LME Copper Base Metal 40 1/2023 USD 8,365,510 720,399
LME Copper Base Metal 54 1/2023 USD 11,299,514 1,114,324
LME Lead Base Metal 12 1/2023 USD 694,776 99,775
LME Lead Base Metal 17 1/2023 USD 990,250 125,062
LME Lead Base Metal 18 1/2023 USD 1,047,825 154,104
LME Lead Base Metal 24 1/2023 USD 1,389,300 265,129

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2022
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Lead Base Metal 30 1/2023 USD $ 1,750,875 $ 275,683
LME Lead Base Metal 34 1/2023 USD 1,973,275 276,161
LME Lead Base Metal 34 1/2023 USD 1,969,697 364,807
LME Lead Base Metal 35 1/2023 USD 2,035,469 258,431
LME Lead Base Metal 38 1/2023 USD 2,200,989 429,814
LME Lead Base Metal 43 1/2023 USD 2,494,806 396,068
LME Lead Base Metal 59 1/2023 USD 3,442,650 402,554
LME Nickel Base Metal 1 1/2023 USD 179,556 47,194
LME Nickel Base Metal 2 1/2023 USD 358,812 100,026
LME Nickel Base Metal 3 1/2023 USD 538,218 136,629
LME Nickel Base Metal 5 1/2023 USD 897,030 226,365
LME Nickel Base Metal 5 1/2023 USD 896,670 236,655
LME Nickel Base Metal 6 1/2023 USD 1,082,772 322,578
LME Nickel Base Metal 8 1/2023 USD 1,436,318 357,494
LME Nickel Base Metal 8 1/2023 USD 1,435,382 380,798
LME Nickel Base Metal 19 1/2023 USD 3,408,714 855,838
LME Zinc Base Metal 3 1/2023 USD 224,969 (9,370)
LME Zinc Base Metal 7 1/2023 USD 523,644 8,236
LME Zinc Base Metal 9 1/2023 USD 671,261 13,504
LME Zinc Base Metal 12 1/2023 USD 896,232 7,619
NY Harbor ULSD 48 1/2023 USD 6,642,720 833,529
RBOB Gasoline 45 1/2023 USD 4,683,987 701,336
100 oz Gold 42 2/2023 USD 7,670,040 51,785
Ethanol 15 2/2023 USD 1,466,325 107,809
LME Aluminum Base Metal 1 2/2023 USD 59,167 (511)
LME Aluminum Base Metal 8 2/2023 USD 472,002 (12,069)
LME Aluminum Base Metal 19 2/2023 USD 1,122,786 (23,138)
LME Aluminum Base Metal 23 2/2023 USD 1,358,788 (8,256)
LME Aluminum Base Metal 26 2/2023 USD 1,533,682 (51,935)
LME Aluminum Base Metal 27 2/2023 USD 1,592,669 (61,532)
LME Aluminum Base Metal 36 2/2023 USD 2,123,559 (64,341)
LME Aluminum Base Metal 90 2/2023 USD 5,311,148 (74,056)
LME Copper Base Metal 2 2/2023 USD 418,763 (5,118)
LME Copper Base Metal 5 2/2023 USD 1,047,438 37,424
LME Copper Base Metal 8 2/2023 USD 1,674,800 62,891
LME Copper Base Metal 9 2/2023 USD 1,884,728 90,880
LME Copper Base Metal 12 2/2023 USD 2,512,650 (11,032)
LME Copper Base Metal 13 2/2023 USD 2,721,391 113,482
LME Copper Base Metal 14 2/2023 USD 2,931,075 1,407
LME Copper Base Metal 16 2/2023 USD 3,349,700 (28,342)
LME Copper Base Metal 16 2/2023 USD 3,349,004 283,364
LME Copper Base Metal 18 2/2023 USD 3,769,632 178,360
LME Copper Base Metal 20 2/2023 USD 4,186,305 358,950
LME Copper Base Metal 93 2/2023 USD 19,471,875 430,793
LME Lead Base Metal 4 2/2023 USD 231,475 33,671
LME Lead Base Metal 4 2/2023 USD 231,425 28,315
LME Lead Base Metal 4 2/2023 USD 231,330 17,174
LME Lead Base Metal 10 2/2023 USD 578,448 39,547
LME Lead Base Metal 17 2/2023 USD 983,297 53,136
LME Lead Base Metal 20 2/2023 USD 1,156,750 72,009
LME Lead Base Metal 23 2/2023 USD 1,330,263 61,253
LME Lead Base Metal 32 2/2023 USD 1,850,800 144,385
LME Nickel Base Metal 4 2/2023 USD 719,196 36,458
LME Nickel Base Metal 4 2/2023 USD 719,160 56,226
LME Nickel Base Metal 8 2/2023 USD 1,440,312 154,928
LME Nickel Base Metal 11 2/2023 USD 1,977,182 217,375

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2022
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Nickel Base Metal 13 2/2023 USD $ 2,337,270 $ 31,140
LME Zinc Base Metal 5 2/2023 USD 372,469 2,454
LME Zinc Base Metal 8 2/2023 USD 596,184 (3,690)
LME Zinc Base Metal 11 2/2023 USD 820,204 17,154
LME Zinc Base Metal 20 2/2023 USD 1,490,990 118,385
LME Zinc Base Metal 21 2/2023 USD 1,565,965 41,203
LME Zinc Base Metal 34 2/2023 USD 2,535,465 (10,904)
LME Zinc Base Metal 55 2/2023 USD 4,096,813 91,394
LME Zinc Base Metal 92 2/2023 USD 6,852,459 42,488
Low Sulphur Gasoil 68 2/2023 USD 6,160,800 651,735
White Sugar 271 2/2023 USD 7,512,120 625,113
Cocoa 10 3/2023 USD 260,000 3,369
Cocoa 201 3/2023 GBP 5,010,638 283,107
FCOJ-A 42 3/2023 USD 1,286,460 20,219
LME Aluminum Base Metal 1 3/2023 USD 59,296 (1,857)
LME Aluminum Base Metal 2 3/2023 USD 118,382 (5,476)
LME Aluminum Base Metal 6 3/2023 USD 355,802 (4,963)
LME Aluminum Base Metal 7 3/2023 USD 414,843 (23,879)
LME Aluminum Base Metal 10 3/2023 USD 593,375 (2,405)
LME Aluminum Base Metal 10 3/2023 USD 592,510 (30,550)
LME Aluminum Base Metal 17 3/2023 USD 1,007,063 (55,529)
LME Aluminum Base Metal 23 3/2023 USD 1,363,716 (27,840)
LME Aluminum Base Metal 36 3/2023 USD 2,134,809 (108,861)
LME Copper Base Metal 1 3/2023 USD 209,488 (3,240)
LME Copper Base Metal 3 3/2023 USD 627,881 (2,716)
LME Copper Base Metal 4 3/2023 USD 837,800 (3,725)
LME Copper Base Metal 5 3/2023 USD 1,047,438 3,074
LME Copper Base Metal 9 3/2023 USD 1,883,306 1,337
LME Copper Base Metal 12 3/2023 USD 2,513,025 (34,515)
LME Copper Base Metal 17 3/2023 USD 3,557,569 11,806
LME Copper Base Metal 19 3/2023 USD 3,980,263 (6,063)
LME Copper Base Metal 29 3/2023 USD 6,075,138 (439)
LME Copper Base Metal 45 3/2023 USD 9,422,438 (22,956)
LME Lead Base Metal 2 3/2023 USD 115,636 6,089
LME Lead Base Metal 8 3/2023 USD 462,426 17,827
LME Lead Base Metal 9 3/2023 USD 516,038 8,158
LME Lead Base Metal 10 3/2023 USD 573,375 12,699
LME Lead Base Metal 14 3/2023 USD 808,500 43,776
LME Lead Base Metal 47 3/2023 USD 2,713,663 112,453
LME Nickel Base Metal 2 3/2023 USD 360,372 12,786
LME Nickel Base Metal 5 3/2023 USD 901,315 53,503
LME Nickel Base Metal 7 3/2023 USD 1,261,743 65,772
LME Nickel Base Metal 8 3/2023 USD 1,442,061 16,518
LME Nickel Base Metal 9 3/2023 USD 1,622,304 49,918
LME Nickel Base Metal 16 3/2023 USD 2,884,320 177,979
LME Zinc Base Metal 9 3/2023 USD 669,263 (17,546)
LME Zinc Base Metal 15 3/2023 USD 1,117,125 (93,972)
LME Zinc Base Metal 22 3/2023 USD 1,635,590 4,687
LME Zinc Base Metal 23 3/2023 USD 1,711,850 (162,099)
LME Zinc Base Metal 25 3/2023 USD 1,861,094 (185,982)
LME Zinc Base Metal 25 3/2023 USD 1,861,250 (154,714)
LME Zinc Base Metal 122 3/2023 USD 9,078,325 (629,481)
Milk 10 3/2023 USD 371,800 (3,084)
Milling Wheat No. 2 40 3/2023 EUR 662,073 (692)
Silver 5 3/2023 USD 601,000 2,265
Soybean 168 3/2023 USD 12,801,600 341,653

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2022
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Soybean Meal 12 3/2023 USD $ 565,200 $ 17,132
Soybean Oil 61 3/2023 USD 2,344,962 128,429
15,334,807
Short Contracts
Amsterdam Exchange Index (125) 1/2023 EUR (18,455,896) 727,704
Brent Crude Oil (97) 1/2023 USD (8,333,270) (653,675)
CAC 40 10 Euro Index (297) 1/2023 EUR (20,571,250) 436,187
CBOE Volatility Index (4) 1/2023 USD (92,392) 8,806
EURO STOXX 50 Volatility Index (22) 1/2023 EUR (51,692) 3,401
Hang Seng Index (9) 1/2023 HKD (1,148,140) (5,948)
IBEX 35 Index (147) 1/2023 EUR (12,894,235) 21,042
LME Aluminum Base Metal (3) 1/2023 USD (176,313) (7,643)
LME Aluminum Base Metal (21) 1/2023 USD (1,232,968) (66,015)
LME Aluminum Base Metal (21) 1/2023 USD (1,234,895) (20,631)
LME Aluminum Base Metal (28) 1/2023 USD (1,662,675) (155,824)
LME Aluminum Base Metal (31) 1/2023 USD (1,823,195) (40,787)
LME Aluminum Base Metal (39) 1/2023 USD (2,289,797) (168,184)
LME Aluminum Base Metal (67) 1/2023 USD (3,936,267) 481
LME Aluminum Base Metal (89) 1/2023 USD (5,227,059) (132,027)
LME Aluminum Base Metal (95) 1/2023 USD (5,580,086) (311,185)
LME Aluminum Base Metal (138) 1/2023 USD (8,109,260) 22,358
LME Aluminum Base Metal (138) 1/2023 USD (8,107,431) (222,713)
LME Copper Base Metal (3) 1/2023 USD (627,582) (62,840)
LME Copper Base Metal (3) 1/2023 USD (627,976) (55,434)
LME Copper Base Metal (5) 1/2023 USD (1,051,188) (119,414)
LME Copper Base Metal (5) 1/2023 USD (1,046,626) (104,139)
LME Copper Base Metal (6) 1/2023 USD (1,255,839) (148,855)
LME Copper Base Metal (8) 1/2023 USD (1,674,482) (170,653)
LME Copper Base Metal (8) 1/2023 USD (1,674,602) (129,734)
LME Copper Base Metal (11) 1/2023 USD (2,301,340) (234,194)
LME Copper Base Metal (15) 1/2023 USD (3,139,316) (343,856)
LME Copper Base Metal (40) 1/2023 USD (8,365,510) (712,415)
LME Copper Base Metal (54) 1/2023 USD (11,299,514) (1,087,080)
LME Lead Base Metal (12) 1/2023 USD (694,776) (90,308)
LME Lead Base Metal (17) 1/2023 USD (990,250) (125,420)
LME Lead Base Metal (18) 1/2023 USD (1,047,825) (155,522)
LME Lead Base Metal (24) 1/2023 USD (1,389,300) (265,563)
LME Lead Base Metal (30) 1/2023 USD (1,750,875) (288,454)
LME Lead Base Metal (34) 1/2023 USD (1,969,697) (365,458)
LME Lead Base Metal (34) 1/2023 USD (1,973,275) (289,246)
LME Lead Base Metal (35) 1/2023 USD (2,035,469) (251,111)
LME Lead Base Metal (38) 1/2023 USD (2,200,989) (380,625)
LME Lead Base Metal (43) 1/2023 USD (2,494,806) (413,849)
LME Lead Base Metal (59) 1/2023 USD (3,442,650) (403,580)
LME Nickel Base Metal (1) 1/2023 USD (179,556) (47,274)
LME Nickel Base Metal (2) 1/2023 USD (358,812) (99,678)
LME Nickel Base Metal (3) 1/2023 USD (538,218) (135,358)
LME Nickel Base Metal (5) 1/2023 USD (897,030) (230,256)
LME Nickel Base Metal (5) 1/2023 USD (896,670) (230,840)
LME Nickel Base Metal (6) 1/2023 USD (1,082,772) (311,796)
LME Nickel Base Metal (8) 1/2023 USD (1,435,382) (383,461)
LME Nickel Base Metal (8) 1/2023 USD (1,436,318) (357,186)
LME Nickel Base Metal (19) 1/2023 USD (3,408,714) (886,569)
LME Zinc Base Metal (3) 1/2023 USD (224,969) 10,935
LME Zinc Base Metal (7) 1/2023 USD (523,644) (3,039)
LME Zinc Base Metal (9) 1/2023 USD (671,261) (13,810)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2022
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (12) 1/2023 USD $ (896,232) $ (8,367)
MSCI Singapore Index (538) 1/2023 SGD (11,670,591) 2,422
Natural Gas (15) 1/2023 EUR (823,449) 686,791
Natural Gas (20) 1/2023 GBP (1,259,581) 554,367
Natural Gas (191) 1/2023 USD (8,547,250) 73,185
OMXS30 Index (491) 1/2023 SEK (9,608,399) 318,959
SGX FTSE China A50 Index (646) 1/2023 USD (8,452,264) (22,866)
SGX FTSE Taiwan Index (96) 1/2023 USD (4,768,320) 26,374
SGX NIFTY 50 Index (105) 1/2023 USD (3,826,830) (20,402)
WTI Crude Oil (79) 1/2023 USD (6,340,540) (422,243)
CBOE Volatility Index (7) 2/2023 USD (171,817) 10,781
EURO STOXX 50 Volatility Index (27) 2/2023 EUR (66,041) 3,277
Lean Hogs (2) 2/2023 USD (70,160) (2,757)
Live Cattle (48) 2/2023 USD (3,031,680) (67,404)
LME Aluminum Base Metal (1) 2/2023 USD (59,167) 401
LME Aluminum Base Metal (8) 2/2023 USD (472,002) 17,574
LME Aluminum Base Metal (19) 2/2023 USD (1,122,786) 9,795
LME Aluminum Base Metal (23) 2/2023 USD (1,358,788) 21,144
LME Aluminum Base Metal (26) 2/2023 USD (1,533,682) 67,467
LME Aluminum Base Metal (27) 2/2023 USD (1,592,669) 67,076
LME Aluminum Base Metal (36) 2/2023 USD (2,123,559) 38,135
LME Aluminum Base Metal (90) 2/2023 USD (5,311,148) 96,587
LME Copper Base Metal (2) 2/2023 USD (418,763) 2,090
LME Copper Base Metal (5) 2/2023 USD (1,047,438) (40,640)
LME Copper Base Metal (8) 2/2023 USD (1,674,800) (61,554)
LME Copper Base Metal (9) 2/2023 USD (1,884,728) (97,214)
LME Copper Base Metal (12) 2/2023 USD (2,512,650) 6,350
LME Copper Base Metal (13) 2/2023 USD (2,721,391) (132,493)
LME Copper Base Metal (14) 2/2023 USD (2,931,075) (16,555)
LME Copper Base Metal (16) 2/2023 USD (3,349,004) (308,546)
LME Copper Base Metal (16) 2/2023 USD (3,349,700) 36,845
LME Copper Base Metal (18) 2/2023 USD (3,769,632) (160,993)
LME Copper Base Metal (20) 2/2023 USD (4,186,305) (338,108)
LME Copper Base Metal (93) 2/2023 USD (19,471,875) (501,923)
LME Lead Base Metal (4) 2/2023 USD (231,425) (30,038)
LME Lead Base Metal (4) 2/2023 USD (231,475) (34,635)
LME Lead Base Metal (4) 2/2023 USD (231,330) (16,341)
LME Lead Base Metal (10) 2/2023 USD (578,448) (39,974)
LME Lead Base Metal (17) 2/2023 USD (983,297) (44,092)
LME Lead Base Metal (20) 2/2023 USD (1,156,750) (73,303)
LME Lead Base Metal (23) 2/2023 USD (1,330,263) (65,898)
LME Lead Base Metal (32) 2/2023 USD (1,850,800) (150,541)
LME Nickel Base Metal (4) 2/2023 USD (719,160) (11,172)
LME Nickel Base Metal (4) 2/2023 USD (719,196) (16,512)
LME Nickel Base Metal (8) 2/2023 USD (1,440,312) (157,116)
LME Nickel Base Metal (11) 2/2023 USD (1,977,182) (206,171)
LME Nickel Base Metal (13) 2/2023 USD (2,337,270) (71,018)
LME Zinc Base Metal (5) 2/2023 USD (372,469) (3,261)
LME Zinc Base Metal (8) 2/2023 USD (596,184) 8,336
LME Zinc Base Metal (11) 2/2023 USD (820,204) (23,053)
LME Zinc Base Metal (20) 2/2023 USD (1,490,990) (108,049)
LME Zinc Base Metal (21) 2/2023 USD (1,565,965) (50,783)
LME Zinc Base Metal (34) 2/2023 USD (2,535,465) (11,038)
LME Zinc Base Metal (55) 2/2023 USD (4,096,813) (76,990)
LME Zinc Base Metal (92) 2/2023 USD (6,852,459) (38,988)
Mont Belvieu Propane (160) 2/2023 USD (5,308,800) (376,319)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2022
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
Natural Gas (110) 2/2023 USD $ (4,747,050) $ (604,259)
SGX Iron Ore (49) 2/2023 USD (568,988) (21,002)
Sugar No. 11 (45) 2/2023 USD (1,010,016) (101,204)
Australia 10 Year Bond (679) 3/2023 AUD (53,458,632) 2,952,336
Australia 3 Year Bond (2,185) 3/2023 AUD (158,833,178) 2,026,146
Canada 10 Year Bond (517) 3/2023 CAD (46,743,826) 1,472,229
Canola (15) 3/2023 CAD (191,832) (246)
CBOE Volatility Index (8) 3/2023 USD (202,804) 9,432
Coffee 'C' (73) 3/2023 USD (4,579,838) (175,372)
Copper (208) 3/2023 USD (19,814,600) (301,686)
Corn (1,045) 3/2023 USD (35,451,625) (710,006)
Cotton No. 2 (60) 3/2023 USD (2,501,100) 61,967
Crude Palm Oil (38) 3/2023 MYR (900,182) (62,399)
DAX Index (63) 3/2023 EUR (23,583,191) 677,706
DJIA CBOT E-Mini Index (66) 3/2023 USD (10,984,050) 145,057
EURO STOXX 50 Index (421) 3/2023 EUR (17,057,460) 433,762
EURO STOXX 50 Volatility Index (44) 3/2023 EUR (108,801) 3,197
Euro-Bobl (774) 3/2023 EUR (95,835,868) 3,059,756
Euro-BTP (357) 3/2023 EUR (41,558,883) 2,905,894
Euro-Bund (469) 3/2023 EUR (66,671,051) 3,803,967
Euro-Buxl (220) 3/2023 EUR (31,759,395) 4,876,311
Euro-OAT (392) 3/2023 EUR (53,396,187) 3,099,980
Euro-Schatz (2,655) 3/2023 EUR (299,452,045) 3,613,784
Feeder Cattle (47) 3/2023 USD (4,376,288) (28,464)
FTSE 100 Index (290) 3/2023 GBP (26,175,460) (35,591)
FTSE/JSE Top 40 Index (36) 3/2023 ZAR (1,434,809) 55,686
FTSE/MIB Index (94) 3/2023 EUR (11,927,767) 217,207
Japan 10 Year Bond (74) 3/2023 JPY (81,882,658) 660,200
KC HRW Wheat (13) 3/2023 USD (577,200) (10,103)
KOSPI 200 Index (310) 3/2023 KRW (17,948,497) 1,098,975
LME Aluminum Base Metal (1) 3/2023 USD (59,296) 1,773
LME Aluminum Base Metal (2) 3/2023 USD (118,382) 5,838
LME Aluminum Base Metal (6) 3/2023 USD (355,802) 4,654
LME Aluminum Base Metal (7) 3/2023 USD (414,843) 22,137
LME Aluminum Base Metal (10) 3/2023 USD (592,510) 30,210
LME Aluminum Base Metal (10) 3/2023 USD (593,375) 2,562
LME Aluminum Base Metal (17) 3/2023 USD (1,007,063) 50,816
LME Aluminum Base Metal (23) 3/2023 USD (1,363,716) 41,445
LME Aluminum Base Metal (108) 3/2023 USD (6,404,427) 143,577
LME Copper Base Metal (1) 3/2023 USD (209,488) 3,286
LME Copper Base Metal (3) 3/2023 USD (627,881) 2,486
LME Copper Base Metal (4) 3/2023 USD (837,800) 4,689
LME Copper Base Metal (5) 3/2023 USD (1,047,438) 326
LME Copper Base Metal (9) 3/2023 USD (1,883,306) (6,436)
LME Copper Base Metal (12) 3/2023 USD (2,513,025) 44,443
LME Copper Base Metal (17) 3/2023 USD (3,557,569) (21,138)
LME Copper Base Metal (19) 3/2023 USD (3,980,263) 13,880
LME Copper Base Metal (29) 3/2023 USD (6,075,138) (23,786)
LME Copper Base Metal (111) 3/2023 USD (23,242,013) (234,979)
LME Lead Base Metal (2) 3/2023 USD (115,636) (6,391)
LME Lead Base Metal (8) 3/2023 USD (462,426) (17,747)
LME Lead Base Metal (9) 3/2023 USD (516,038) (15,211)
LME Lead Base Metal (10) 3/2023 USD (573,375) (12,151)
LME Lead Base Metal (14) 3/2023 USD (808,500) (44,253)
LME Lead Base Metal (72) 3/2023 USD (4,157,100) (260,055)
LME Nickel Base Metal (2) 3/2023 USD (360,372) (11,763)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2022
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal (5) 3/2023 USD $ (901,315) $ (49,108)
LME Nickel Base Metal (7) 3/2023 USD (1,261,743) (52,724)
LME Nickel Base Metal (8) 3/2023 USD (1,442,061) (21,189)
LME Nickel Base Metal (9) 3/2023 USD (1,622,304) (40,734)
LME Nickel Base Metal (33) 3/2023 USD (5,948,910) (350,485)
LME Zinc Base Metal (9) 3/2023 USD (669,263) 15,087
LME Zinc Base Metal (15) 3/2023 USD (1,117,125) 92,206
LME Zinc Base Metal (22) 3/2023 USD (1,635,590) (12,605)
LME Zinc Base Metal (23) 3/2023 USD (1,711,850) 179,844
LME Zinc Base Metal (25) 3/2023 USD (1,861,250) 154,551
LME Zinc Base Metal (25) 3/2023 USD (1,861,094) 177,424
LME Zinc Base Metal (150) 3/2023 USD (11,161,875) 27,256
Long Gilt (229) 3/2023 GBP (27,651,733) 1,501,171
MSCI EAFE E-Mini Index (173) 3/2023 USD (16,862,310) 269,750
MSCI Emerging Markets E-Mini Index (240) 3/2023 USD (11,512,800) 120,723
NASDAQ 100 E-Mini Index (64) 3/2023 USD (14,108,480) 728,824
Nikkei 225 Index (69) 3/2023 JPY (13,711,673) 418,019
Palladium (6) 3/2023 USD (1,078,800) 48,064
Robusta Coffee (280) 3/2023 USD (5,037,200) 168,155
Rough Rice (16) 3/2023 USD (588,480) (41,269)
Russell 2000 E-Mini Index (157) 3/2023 USD (13,901,565) 429,493
S&P 500 E-Mini Index (73) 3/2023 USD (14,092,650) 444,880
S&P Midcap 400 E-Mini Index (51) 3/2023 USD (12,457,260) 315,937
S&P/TSX 60 Index (79) 3/2023 CAD (13,651,713) 443,984
SPI 200 Index (112) 3/2023 AUD (13,329,409) 275,723
TOPIX Index (56) 3/2023 JPY (8,071,015) 64,272
U.S. Treasury 10 Year Note (569) 3/2023 USD (63,808,016) 361,466
U.S. Treasury 2 Year Note (1,145) 3/2023 USD (234,725,000) (118,955)
U.S. Treasury 5 Year Note (922) 3/2023 USD (99,417,531) 232,570
U.S. Treasury Long Bond (278) 3/2023 USD (34,663,125) 276,468
U.S. Treasury Ultra Bond (183) 3/2023 USD (24,436,219) 249,961
Wheat (38) 3/2023 ZAR (751,110) 16,244
Wheat (703) 3/2023 USD (27,838,800) 121,869
White Maize (69) 3/2023 ZAR (1,913,909) 19,104
Yellow Maize (111) 3/2023 ZAR (3,042,966) 104,745
CBOE Volatility Index (8) 4/2023 USD (207,003) 6,064
Platinum (13) 4/2023 USD (703,885) (46,439)
Rapeseed (181) 4/2023 EUR (5,696,293) (41,346)
CBOE Volatility Index (7) 5/2023 USD (183,400) 945
Rubber (8) 5/2023 JPY (66,291) 12
WTI Crude Oil (10) 5/2023 JPY (240,666) (8,409)
3 Month Canadian Bankers Acceptance (1,008) 6/2023 CAD (176,772,230) 662,042
3 Month Euro Euribor (292) 6/2023 EUR (75,353,150) 1,279,848
90-Day Australian Bank Bill (465) 6/2023 AUD (313,464,895) (50,368)
90-Day New Zealand Bill (147) 6/2023 NZD (92,012,132) 85,176
Rubber (25) 6/2023 JPY (207,635) 203
3 Month Canadian Bankers Acceptance (812) 9/2023 CAD (142,684,712) 408,992
3 Month Euro Euribor (236) 9/2023 EUR (60,851,336) 1,188,070
3 Month SARON (35) 9/2023 CHF (9,298,856) 10,780
3 Month SOFR (247) 9/2023 USD (58,681,025) 73,695
3 Month SONIA (143) 9/2023 GBP (41,203,751) 19,059
90-Day Australian Bank Bill (476) 9/2023 AUD (320,715,767) 50,719
90-Day New Zealand Bill (157) 9/2023 NZD (98,304,917) 79,224
3 Month Canadian Bankers Acceptance (651) 12/2023 CAD (114,802,456) 217,483
3 Month Euro Euribor (269) 12/2023 EUR (69,410,601) 353,093
3 Month SARON (38) 12/2023 CHF (10,083,058) 13,594

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2022
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
3 Month SOFR (265) 12/2023 USD $ (63,053,438) $ 94,075
3 Month SONIA (170) 12/2023 GBP (48,955,221) 49,563
90-Day Australian Bank Bill (407) 12/2023 AUD (274,205,382) 31,889
90-Day New Zealand Bill (160) 12/2023 NZD (100,229,664) 45,285
ECX Emission (2) 12/2023 EUR (179,771) 1,225
3 Month Canadian Bankers Acceptance (552) 3/2024 CAD (97,680,355) 280,099
3 Month Euro Euribor (266) 3/2024 EUR (68,739,723) 265,490
3 Month SARON (49) 3/2024 CHF (13,005,151) 25,482
3 Month SOFR (223) 3/2024 USD (53,210,588) 68,381
3 Month SONIA (208) 3/2024 GBP (59,948,445) 364,222
90-Day Australian Bank Bill (468) 3/2024 AUD (315,310,199) 382,718
3 Month Euro Euribor (272) 6/2024 EUR (70,403,068) 221,531
3 Month SARON (35) 6/2024 CHF (9,298,856) 14,328
3 Month SOFR (191) 6/2024 USD (45,754,050) 34,524
3 Month SONIA (216) 6/2024 GBP (62,335,759) 151,030
3 Month Euro Euribor (265) 9/2024 EUR (68,683,417) 181,794
3 Month SOFR (165) 9/2024 USD (39,674,250) (21,025)
3 Month SONIA (217) 9/2024 GBP (62,729,287) 133,719
3 Month Euro Euribor (259) 12/2024 EUR (67,197,633) 405,874
3 Month SOFR (146) 12/2024 USD (35,202,425) (57,877)
3 Month SONIA (224) 12/2024 GBP (64,844,209) 95,811
3 Month SOFR (141) 3/2025 USD (34,053,263) 95,909
3 Month SONIA (211) 3/2025 GBP (61,141,513) 216,021
31,584,562
$ 46,919,369
Forward Foreign Currency Exchange Contracts outstanding as of December 31, 2022:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 151,517,605 USD 102,026,508 CITI 3/15/2023 $ 1,428,450
AUD 151,517,600 USD 102,011,887 JPMC 3/15/2023 1,443,067
CLP 2,450,000,000 USD 2,795,273 CITI
**
3/15/2023 66,704
CLP 2,450,000,000 USD 2,795,259 JPMC
**
3/15/2023 66,718
COP 4,554,355,596 USD 910,648 CITI
**
3/15/2023 16,141
COP 4,554,355,592 USD 910,649 JPMC
**
3/15/2023 16,139
EUR 189,508,044 USD 200,151,639 CITI 3/15/2023 3,690,288
EUR 189,508,040 USD 200,150,937 JPMC 3/15/2023 3,690,985
GBP 26,489,247 USD 31,841,181 CITI 3/15/2023 239,221
GBP 26,489,244 USD 31,841,217 JPMC 3/15/2023 239,182
JPY 15,655,000,000 USD 118,768,730 CITI 3/15/2023 1,652,583
JPY 15,655,000,000 USD 118,768,145 JPMC 3/15/2023 1,653,168
KRW 5,700,000,001 USD 4,388,474 CITI
**
3/15/2023 145,204
KRW 5,699,999,999 USD 4,388,455 JPMC
**
3/15/2023 145,223
MXN 126,778,062 USD 6,417,914 CITI 3/15/2023 4,664
MXN 126,778,062 USD 6,417,923 JPMC 3/15/2023 4,656
NOK 317,751,861 USD 31,977,947 CITI 3/15/2023 555,098
NOK 317,751,856 USD 31,977,885 JPMC 3/15/2023 555,159
NZD 45,654,000 USD 28,364,131 CITI 3/15/2023 644,680
NZD 45,654,000 USD 28,364,166 JPMC 3/15/2023 644,644
PHP 285,000,000 USD 5,069,209 CITI
**
3/15/2023 38,443
PHP 285,000,000 USD 5,069,183 JPMC
**
3/15/2023 38,469

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2022
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
PLN 45,097,503 USD 10,070,715 CITI 3/15/2023 $ 161,023
PLN 45,097,497 USD 10,070,664 JPMC 3/15/2023 161,073
SEK 88,124,625 USD 8,372,644 CITI 3/15/2023 106,646
SEK 88,124,624 USD 8,372,654 JPMC 3/15/2023 106,636
SGD 72,689,500 USD 52,976,892 CITI 3/15/2023 1,354,817
SGD 72,689,500 USD 52,977,692 JPMC 3/15/2023 1,354,016
TWD 881,998 USD 28,724 CITI
**
3/15/2023 189
TWD 881,993 USD 28,731 JPMC
**
3/15/2023 182
USD 18,027,751 AUD 26,374,500 CITI 3/15/2023 19,462
USD 18,027,841 AUD 26,374,500 JPMC 3/15/2023 19,552
USD 598,148 BRL 3,172,250 CITI
**
3/15/2023 5,242
USD 598,151 BRL 3,172,249 JPMC
**
3/15/2023 5,245
USD 8,251,453 CAD 11,122,500 CITI 3/15/2023 32,442
USD 8,251,494 CAD 11,122,500 JPMC 3/15/2023 32,483
USD 10,591,400 GBP 8,720,500 CITI 3/15/2023 30,240
USD 10,591,453 GBP 8,720,500 JPMC 3/15/2023 30,293
USD 1,307,116 ILS 4,485,500 CITI 3/15/2023 26,104
USD 1,307,114 ILS 4,485,500 JPMC 3/15/2023 26,103
USD 40,206,475 INR 3,309,408,853 CITI
**
3/15/2023 390,732
USD 40,206,819 INR 3,309,408,851 JPMC
**
3/15/2023 391,076
USD 21,616,490 NZD 33,877,258 CITI 3/15/2023 90,688
USD 21,616,598 NZD 33,877,258 JPMC 3/15/2023 90,796
USD 4,487,179 PHP 249,594,656 CITI
**
3/15/2023 14,047
USD 4,487,202 PHP 249,594,652 JPMC
**
3/15/2023 14,069
USD 22,024,970 SEK 226,500,001 CITI 3/15/2023 231,298
USD 22,025,080 SEK 226,499,999 JPMC 3/15/2023 231,407
USD 2,343,347 TWD 71,000,000 CITI
**
3/15/2023 15,828
USD 2,343,359 TWD 71,000,000 JPMC
**
3/15/2023 15,839
ZAR 606,360,987 USD 34,969,529 CITI 3/15/2023 502,871
ZAR 606,360,987 USD 34,949,312 JPMC 3/15/2023 523,087
Total unrealized appreciation 22,962,372
AUD 51,176,442 USD 34,958,703 CITI 3/15/2023 (15,855)
AUD 51,176,441 USD 34,958,527 JPMC 3/15/2023 (15,680)
BRL 4,988,843 USD 943,093 CITI
**
3/15/2023 (10,659)
BRL 4,988,843 USD 943,089 JPMC
**
3/15/2023 (10,654)
CAD 58,775,480 USD 43,973,198 CITI 3/15/2023 (540,846)
CAD 58,775,479 USD 43,973,252 JPMC 3/15/2023 (540,901)
COP 4,554,355,596 USD 928,993 CITI
**
3/15/2023 (2,205)
COP 4,554,355,592 USD 928,991 JPMC
**
3/15/2023 (2,202)
GBP 4,413,748 USD 5,400,908 CITI 3/15/2023 (55,537)
GBP 4,413,745 USD 5,400,881 JPMC 3/15/2023 (55,515)
ILS 9,572,000 USD 2,799,582 CITI 3/15/2023 (65,920)
ILS 9,572,000 USD 2,799,585 JPMC 3/15/2023 (65,923)
MXN 126,778,063 USD 6,457,347 CITI 3/15/2023 (34,769)
MXN 126,778,061 USD 6,457,314 JPMC 3/15/2023 (34,736)
NOK 52,958,643 USD 5,449,994 CITI 3/15/2023 (27,819)
NOK 52,958,644 USD 5,449,967 JPMC 3/15/2023 (27,793)
NZD 78,270,500 USD 50,085,432 CITI 3/15/2023 (351,914)
NZD 78,270,500 USD 50,085,182 JPMC 3/15/2023 (351,663)
PHP 245,000,000 USD 4,414,620 CITI
**
3/15/2023 (23,830)
PHP 245,000,000 USD 4,414,598 JPMC
**
3/15/2023 (23,808)
TWD 395,145,982 USD 13,103,047 CITI
**
3/15/2023 (149,387)
TWD 395,145,978 USD 13,103,000 JPMC
**
3/15/2023 (149,340)
USD 43,952,298 AUD 65,052,000 CITI 3/15/2023 (464,666)
USD 43,952,450 AUD 65,052,000 JPMC 3/15/2023 (464,513)
USD 1,752,688 BRL 9,516,749 CITI
**
3/15/2023 (26,031)
USD 1,752,688 BRL 9,516,744 JPMC
**
3/15/2023 (26,030)
USD 26,867,972 CAD 36,585,500 CITI 3/15/2023 (167,014)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2022
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 26,868,107 CAD 36,585,500 JPMC 3/15/2023 $ (166,880)
USD 28,046,461 CHF 26,205,503 CITI 3/15/2023 (513,229)
USD 28,046,503 CHF 26,205,497 JPMC 3/15/2023 (513,180)
USD 5,512,483 CLP 5,042,268,830 CITI
**
3/15/2023 (377,663)
USD 5,512,492 CLP 5,042,268,826 JPMC
**
3/15/2023 (377,655)
USD 27,217,147 CZK 636,566,505 CITI 3/15/2023 (843,948)
USD 27,217,206 CZK 636,566,495 JPMC 3/15/2023 (843,888)
USD 47,566,892 EUR 44,694,000 CITI 3/15/2023 (507,643)
USD 47,567,071 EUR 44,694,000 JPMC 3/15/2023 (507,464)
USD 17,975,571 GBP 14,910,500 CITI 3/15/2023 (82,128)
USD 17,975,661 GBP 14,910,500 JPMC 3/15/2023 (82,038)
USD 382,068 IDR 6,000,451,644 CITI
**
3/15/2023 (5,225)
USD 382,081 IDR 6,000,451,640 JPMC
**
3/15/2023 (5,213)
USD 2,884,070 INR 240,000,000 CITI
**
3/15/2023 (3,388)
USD 2,884,084 INR 240,000,000 JPMC
**
3/15/2023 (3,373)
USD 317,056,791 JPY 43,103,239,722 CITI 3/15/2023 (14,501,734)
USD 317,057,331 JPY 43,103,239,718 JPMC 3/15/2023 (14,501,194)
USD 1,863,868 KRW 2,464,419,581 CITI
**
3/15/2023 (96,287)
USD 1,863,871 KRW 2,464,419,579 JPMC
**
3/15/2023 (96,284)
USD 1,176,929 MXN 23,500,000 CITI 3/15/2023 (13,582)
USD 1,176,934 MXN 23,500,000 JPMC 3/15/2023 (13,576)
USD 4,157,783 NOK 41,500,000 CITI 3/15/2023 (91,197)
USD 4,157,803 NOK 41,500,000 JPMC 3/15/2023 (91,177)
USD 63,699,102 NZD 101,631,773 CITI 3/15/2023 (878,303)
USD 63,679,728 NZD 101,631,773 JPMC 3/15/2023 (897,676)
USD 10,584,983 PHP 606,158,443 CITI
**
3/15/2023 (278,339)
USD 10,586,021 PHP 606,158,441 JPMC
**
3/15/2023 (277,300)
USD 3,878,625 PLN 17,642,495 CITI 3/15/2023 (124,110)
USD 3,878,632 PLN 17,642,489 JPMC 3/15/2023 (124,103)
USD 5,720,408 SEK 59,500,000 CITI 3/15/2023 (4,641)
USD 5,720,436 SEK 59,500,000 JPMC 3/15/2023 (4,612)
USD 16,119,402 SGD 21,727,000 CITI 3/15/2023 (120,426)
USD 16,119,477 SGD 21,727,000 JPMC 3/15/2023 (120,352)
USD 1,146,419 TWD 35,000,000 CITI
**
3/15/2023 (950)
USD 1,146,425 TWD 35,000,000 JPMC
**
3/15/2023 (943)
USD 31,722,552 ZAR 553,352,450 CITI 3/15/2023 (648,824)
USD 31,722,631 ZAR 553,352,446 JPMC 3/15/2023 (648,744)
ZAR 53,139,013 USD 3,114,031 CITI 3/15/2023 (5,374)
ZAR 53,139,013 USD 3,114,035 JPMC 3/15/2023 (5,378)
USD 7,643,389 HUF 3,074,584,860 CITI 3/16/2023 (433,598)
USD 7,643,415 HUF 3,074,584,858 JPMC 3/16/2023 (433,572)
Total unrealized depreciation (42,950,401)
Net unrealized depreciation $ (19,988,029)
** Non-deliverable forward.

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2022
Total Return Basket Swaps Outstanding at December 31, 2022
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long and
short equity positions and pays
or receives the NIBOR plus
or minus a specified spread
(-0.23% to 0.30%), which is
denominated in NOK based
on the local currencies of the
positions within the swap.
24-25 months
maturity ranging
from 09/25/2023
- 12/27/2024 $11,000,530 $(45,708) $(265,931) $(311,639)
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SORA plus
or minus a specified spread
(-0.55% to 0.23%), which is
denominated in SGD based
on the local currencies of the
positions within the swap.
24 months
maturity ranging
from 09/18/2023
- 12/30/2024 $6,828,818 $3,180 $(23,068) $(19,888)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TONAR
plus or minus a specified
spread (-0.20% to 0.01%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
46-61 months
maturity
ranging from
09/24/2026
- 12/30/2027 $166,387,633 $2,103,308 $(138,120) $1,965,188
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Bandai Namco Holdings, Inc. 17,300 1,084,354 (89,763) (4.6)
Dai-ichi Life Holdings, Inc. 63,500 1,434,044 173,141 8.8
IHI Corp. 66,100 1,914,810 3,430 0.2
Japan Post Holdings Co. Ltd. 170,600 1,435,421 72,467 3.7
Japan Post Insurance Co. Ltd. 65,600 1,153,716 59,058 3.0
Marubeni Corp. 139,100 1,593,522 (54,077) (2.8)
MISUMI Group, Inc. 53,600 1,164,959 (215,474) (11.0)
Mitsubishi Corp. 65,700 2,132,937 (122,309) (6.2)
Mitsubishi Heavy Industries Ltd. 33,200 1,311,950 (61,181) (3.1)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
Mitsubishi Motors Corp. 535,500 2,033,614 (351,448) (17.9)
Mitsui & Co. Ltd. 39,400 1,147,554 (60,205) (3.1)
NGK Spark Plug Co. Ltd. 61,100 1,119,785 (72,978) (3.7)
Osaka Gas Co. Ltd. 73,000 1,176,256 (9,632) (0.5)
Recruit Holdings Co. Ltd. 48,000 1,502,495 (65,967) (3.4)
SCREEN Holdings Co. Ltd. 23,300 1,485,780 (177,138) (9.0)
Shin-Etsu Chemical Co. Ltd. 15,800 1,929,373 (138,327) (7.0)
Sompo Holdings, Inc. 31,200 1,380,385 29,590 1.5
Square Enix Holdings Co. Ltd. 27,800 1,290,628 (41,756) (2.1)
Subaru Corp. 76,500 1,158,216 (142,657) (7.3)
Sumitomo Corp. 95,200 1,582,518 (44,166) (2.2)
Yakult Honsha Co. Ltd. 15,800 1,028,542 (34,503) (1.8)
ZOZO, Inc. 48,500 1,197,744 (40,255) (2.0)
Short Positions
Common Stocks
Japan
Aeon Co. Ltd. (83,500) (1,763,143) 36,140 1.8
ANA Holdings, Inc. (87,500) (1,853,069) 82,745 4.2
Asahi Intecc Co. Ltd. (67,000) (1,092,922) 215,528 11.0
Bridgestone Corp. (54,000) (1,911,982) 134,997 6.9
Daiichi Sankyo Co. Ltd. (52,200) (1,680,145) 96,049 4.9
Daikin Industries Ltd. (8,900) (1,350,251) 141,672 7.2
Eisai Co. Ltd. (15,700) (1,035,448) 106,755 5.4
Isuzu Motors Ltd. (112,600) (1,305,358) 154,049 7.8
JSR Corp. (86,100) (1,685,947) 212,005 10.8
Kao Corp. (36,400) (1,445,096) 86,732 4.4
Kobe Bussan Co. Ltd. (46,100) (1,328,658) (60,592) (3.1)
Kose Corp. (18,200) (1,977,489) 162,301 8.3
Kubota Corp. (119,000) (1,625,711) 185,947 9.5
Lasertec Corp. (10,600) (1,730,669) 459,678 23.4
Makita Corp. (49,000) (1,141,465) 30,891 1.6
MatsukiyoCocokara & Co. (43,000) (2,161,345) (115,018) (5.9)
Nidec Corp. (28,300) (1,456,294) 311,917 15.9
Nippon Paint Holdings Co. Ltd. (173,800) (1,365,042) 214,966 10.9
Rakuten Group, Inc. (408,300) (1,840,237) 203,751 10.4
Sekisui House Ltd. (114,700) (2,033,524) 81,087 4.1
Seven & i Holdings Co. Ltd. (37,600) (1,611,400) (14,746) (0.8)
Sharp Corp. (168,400) (1,209,627) 108,164 5.5
Shiseido Co. Ltd. (28,700) (1,406,694) 14,748 0.8
SoftBank Corp. (146,000) (1,651,796) (3,678) (0.2)
Unicharm Corp. (40,500) (1,550,592) 50,796 2.6
West Japan Railway Co. (24,500) (1,063,774) 1,801 0.1
Yaskawa Electric Corp. (39,100) (1,247,502) 125,944 6.4
Z Holdings Corp. (439,900) (1,098,657) 120,419 6.1

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2022
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.58% to 0.02%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
46-61 months
maturity
ranging from
09/21/2026
- 12/30/2027 $760,629,558 $3,675,375 $585,972 $4,261,347
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
3M Co. 19,458 2,333,403 (97,292) (2.3)
Abbott Laboratories 29,282 3,214,871 62,939 1.5
Ally Financial, Inc. 82,041 2,005,902 (42,011) (1.0)
Alphabet, Inc. 22,761 2,008,203 (80,311) (1.9)
Altria Group, Inc. 48,357 2,210,398 (44,054) (1.0)
Arrow Electronics, Inc. 19,440 2,032,841 (42,064) (1.0)
AT&T, Inc. 138,749 2,554,369 (87,225) (2.0)
Boeing Co. (The) 11,831 2,253,687 79,295 1.9
Cisco Systems, Inc. 57,288 2,729,200 (46,976) (1.1)
Citigroup, Inc. 51,969 2,350,558 19,229 0.5
Coca-Cola Co. (The) 49,179 3,128,276 23,114 0.5
CVS Health Corp. 32,142 2,995,313 (263,980) (6.2)
Dow, Inc. 64,789 3,264,718 14,207 0.3
DTE Energy Co. 17,367 2,041,144 4,419 0.1
Eastman Chemical Co. 25,073 2,041,945 (85,779) (2.0)
Expedia Group, Inc. 28,380 2,486,088 (168,257) (3.9)
Exxon Mobil Corp. 20,652 2,277,916 129,679 3.0
General Dynamics Corp. 9,909 2,458,522 10,603 0.2
Huntsman Corp. 75,743 2,081,418 (48,476) (1.1)
Intel Corp. 99,616 2,632,851 (143,691) (3.4)
Kroger Co. (The) 48,100 2,144,298 (90,909) (2.1)
Lockheed Martin Corp. 4,118 2,003,366 11,983 0.3
Macy's, Inc. 126,747 2,617,326 (171,699) (4.0)
Medtronic plc 28,822 2,240,046 (16,316) (0.4)
Pfizer, Inc. 48,427 2,481,399 (42,390) (1.0)
Tyson Foods, Inc. 33,325 2,074,481 (45,187) (1.1)
Short Positions
Common Stocks
United States
Air Products and Chemicals, Inc. (7,050) (2,173,233) 43,358 1.0
Apple, Inc. (16,305) (2,118,509) 8,750 0.2
DR Horton, Inc. (34,490) (3,074,439) (122,206) (2.9)
Eli Lilly & Co. (8,762) (3,205,490) (44,517) (1.0)
Five Below, Inc. (11,854) (2,096,617) (1,304) (0.0)
FTI Consulting, Inc. (13,096) (2,079,645) 41,907 1.0

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Honeywell International, Inc. (14,940) (3,201,642) (43,206) (1.0)
ICU Medical, Inc. (16,214) (2,553,381) (60,478) (1.4)
International Business Machines Corp. (21,125) (2,976,301) 8,516 0.2
Lancaster Colony Corp. (10,936) (2,157,673) 36,526 0.9
McCormick & Co., Inc. (Non-Voting) (31,867) (2,641,456) 76,162 1.8
Monster Beverage Corp. (29,037) (2,948,127) (43,265) (1.0)
NIKE, Inc. (17,896) (2,094,011) (135,831) (3.2)
Northrop Grumman Corp. (5,285) (2,883,549) (88,304) (2.1)
NVIDIA Corp. (14,357) (2,098,132) 342,702 8.0
Oracle Corp. (27,311) (2,232,401) (44,096) (1.0)
Penumbra, Inc. (10,027) (2,230,606) (54,240) (1.3)
Principal Financial Group, Inc. (30,747) (2,580,288) 121,560 2.9
Progressive Corp. (The) (16,240) (2,106,490) (5,359) (0.1)
Quanta Services, Inc. (19,206) (2,736,855) 96,359 2.3
RPM International, Inc. (20,720) (2,019,164) 124,320 2.9
T-Mobile US, Inc. (15,899) (2,225,860) 24,805 0.6
Visa, Inc. (12,230) (2,540,905) (20,857) (0.5)
WW Grainger, Inc. (3,879) (2,157,694) 93,173 2.2
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the BBR plus
or minus a specified spread
(-1.05% to 0.30%), which is
denominated in AUD based
on the local currencies of the
positions within the swap.
24 months
maturity
ranging from
09/18/2023
- 12/30/2024 $61,345,969 $(256,173) $410,478 $154,305
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Allkem Ltd. 93,073 705,094 433 0.3
ALS Ltd. 98,330 815,246 1,828 1.2
ANZ Group Holdings Ltd. 29,702 478,467 (607) (0.4)
Aristocrat Leisure Ltd. 68,329 1,407,974 (30,480) (19.8)
Aurizon Holdings Ltd. 531,178 1,345,707 (6,873) (4.5)
BHP Group Ltd. 126,877 3,930,262 (89,195) (57.8)
BlueScope Steel Ltd. 110,546 1,259,918 (13,569) (8.8)
Brambles Ltd. 47,387 388,602 (3,399) (2.2)
Coles Group Ltd. 35,318 400,352 (5,309) (3.4)
Incitec Pivot Ltd. 860,395 2,190,240 (29,942) (19.4)
JB Hi-Fi Ltd. 60,798 1,732,849 (16,475) (10.7)
Lynas Rare Earths Ltd. 74,801 394,315 639 0.4
Medibank Pvt Ltd. 210,930 420,813 (2,841) (1.8)
Origin Energy Ltd. 454,522 2,378,933 (16,297) (10.6)
Pilbara Minerals Ltd. 333,797 845,257 13,465 8.7

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
Qantas Airways Ltd. 467,867 1,893,790 (42,977) (27.9)
Qube Holdings Ltd. 336,634 642,140 (1,904) (1.2)
Sonic Healthcare Ltd. 63,327 1,288,769 4,769 3.1
South32 Ltd. 634,209 1,738,766 (35,937) (23.3)
Suncorp Group Ltd. 107,028 872,151 (3,746) (2.4)
Telstra Group Ltd. 792,981 2,144,572 (20,432) (13.2)
Whitehaven Coal Ltd. 140,722 896,532 (38,580) (25.0)
United States
Computershare Ltd. 36,769 647,724 (13,428) (8.7)
James Hardie Industries plc 36,296 653,266 7,538 4.9
Short Positions
Common Stocks
Australia
APA Group (111,614) (815,832) 29,203 18.9
carsales.com Ltd. (82,389) (1,159,423) (4,997) (3.2)
Commonwealth Bank of Australia (15,934) (1,106,693) 11,804 7.6
Domino's Pizza Enterprises Ltd. (43,061) (1,939,203) (61,673) (40.0)
Endeavour Group Ltd. (204,453) (889,764) 9,480 6.1
Evolution Mining Ltd. (460,064) (940,609) 5,360 3.5
IDP Education Ltd. (90,368) (1,665,413) (10,335) (6.7)
IGO Ltd. (45,380) (415,107) (1,705) (1.1)
Insurance Australia Group Ltd. (303,655) (976,151) 1,746 1.1
Lendlease Corp. Ltd. (160,539) (852,155) (11,615) (7.5)
Macquarie Group Ltd. (4,293) (484,630) 6,357 4.1
Mineral Resources Ltd. (18,523) (971,651) 15,442 10.0
National Australia Bank Ltd. (20,133) (408,772) 5,470 3.5
NEXTDC Ltd. (133,805) (825,658) (13,036) (8.4)
Pro Medicus Ltd. (19,948) (745,569) (6,187) (4.0)
QBE Insurance Group Ltd. (73,411) (665,962) 796 0.5
REA Group Ltd. (12,833) (965,126) (10,133) (6.6)
Reece Ltd. (63,233) (604,427) (9,876) (6.4)
Seven Group Holdings Ltd. (50,489) (718,117) (1,046) (0.7)
Transurban Group (107,174) (942,902) 35,618 23.1
Wesfarmers Ltd. (68,080) (2,123,232) 14,535 9.4
Westpac Banking Corp. (39,527) (625,772) 6,390 4.1
Woodside Energy Group Ltd. (67,638) (1,638,071) 57,078 37.0
Woolworths Group Ltd. (57,179) (1,305,707) 19,481 12.6
Worley Ltd. (62,430) (636,815) 14,369 9.3
United States
CSL Ltd. (23,294) (4,542,193) (13,132) (8.5)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CDOR
plus or minus a specified
spread (-1.83% to 0.23%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
10/25/2023
- 01/27/2025 $76,044,741 $153,450 $(31,765) $121,685

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2022
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Air Canada 74,149 1,061,853 42,715 35.1
Alimentation Couche-Tard, Inc. 25,359 1,114,373 (1,686) (1.4)
ARC Resources Ltd. 95,800 1,291,248 29,716 24.4
Atco Ltd. 31,690 991,892 (3,511) (2.9)
Bank of Nova Scotia (The) 46,026 2,255,070 30,593 25.1
Barrick Gold Corp. 37,032 634,795 (5,744) (4.7)
Canadian Natural Resources Ltd. 19,358 1,074,984 16,441 13.5
Canadian Tire Corp. Ltd. 7,028 734,462 5,762 4.7
Cenovus Energy, Inc. 58,598 1,136,905 30,294 24.9
Empire Co. Ltd. 37,749 994,187 (2,509) (2.1)
Fairfax Financial Holdings Ltd. 2,446 1,448,939 3,667 3.0
Finning International, Inc. 48,315 1,201,095 8,921 7.3
Gildan Activewear, Inc. 18,520 507,180 13,678 11.2
iA Financial Corp., Inc. 13,090 766,355 11,601 9.5
Imperial Oil Ltd. 25,080 1,221,585 18,893 15.5
MEG Energy Corp. 152,683 2,125,609 76,680 63.0
National Bank of Canada 19,654 1,324,250 3,048 2.5
Nutrien Ltd. 38,506 2,811,166 (19,054) (15.7)
Onex Corp. 17,993 867,624 25,647 21.1
Open Text Corp. 45,607 1,351,368 26,610 21.9
Pembina Pipeline Corp. 27,160 921,916 5,416 4.5
Teck Resources Ltd. 14,763 557,919 (9,813) (8.1)
Toromont Industries Ltd. 8,763 632,373 4,207 3.5
West Fraser Timber Co. Ltd. 12,906 931,920 (2,764) (2.3)
Whitecap Resources, Inc. 188,790 1,497,492 44,618 36.7
Chile
Lundin Mining Corp. 126,682 777,494 (2,807) (2.3)
Short Positions
Common Stocks
Canada
Agnico Eagle Mines Ltd. (33,518) (1,741,748) 11,387 9.4
Algonquin Power & Utilities Corp. (182,377) (1,188,010) 17,510 14.4
Bank of Montreal (7,856) (711,682) (3,771) (3.1)
BCE, Inc. (53,405) (2,346,428) (16,566) (13.6)
BlackBerry Ltd. (185,394) (603,831) (10,954) (9.0)
CAE, Inc. (72,160) (1,395,768) (33,042) (27.2)
Canadian Imperial Bank of Commerce (22,585) (913,575) (16,680) (13.7)
Canadian Pacific Railway Ltd. (51,333) (3,827,228) 16,302 13.4
Canadian Utilities Ltd. (21,865) (591,841) 2,745 2.3
Constellation Software, Inc. (722) (1,127,237) 277 0.2
Enbridge, Inc. (35,498) (1,387,411) (2,360) (1.9)
Fortis, Inc. (22,281) (891,569) 7,076 5.8
GFL Environmental, Inc. (28,412) (829,698) (12,380) (10.2)
Intact Financial Corp. (9,523) (1,370,848) 13,011 10.7
Kinross Gold Corp. (219,056) (893,050) 8,089 6.6
Lightspeed Commerce, Inc. (40,731) (582,086) (60,164) (49.4)
Lithium Americas Corp. (32,822) (622,261) (6,060) (5.0)
Pan American Silver Corp. (48,268) (787,831) 22,459 18.5
Restaurant Brands International, Inc. (15,928) (1,030,144) 3,647 3.0
Rogers Communications, Inc. (54,707) (2,560,401) (119,596) (98.3)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
Royal Bank of Canada (28,010) (2,633,436) 8,482 7.0
TC Energy Corp. (16,149) (643,813) 5,486 4.5
Toronto-Dominion Bank (The) (30,389) (1,967,654) (2,469) (2.0)
United States
BRP, Inc. (14,275) (1,088,337) (8,961) (7.4)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-0.23% to 0.35%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
09/25/2023
- 01/27/2025 $38,568,581 $(12,464) $277,140 $264,676
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Austria
ams-OSRAM AG 46,190 338,417 5,289 2.0
Switzerland
ABB Ltd. (Registered) 58,085 1,770,287 (20,665) (7.8)
Baloise Holding AG (Registered) 4,131 637,028 (6,758) (2.6)
Barry Callebaut AG (Registered) 533 1,052,542 (1,180) (0.4)
Chocoladefabriken Lindt & Spruengli AG 74 754,063 (7,025) (2.7)
Clariant AG (Registered) 10,927 173,536 (1,631) (0.6)
DKSH Holding AG 8,828 669,456 (7,455) (2.8)
Georg Fischer AG (Registered) 3,820 234,022 (2,081) (0.8)
Helvetia Holding AG (Registered) 6,509 757,405 (7,780) (2.9)
Kuehne + Nagel International AG (Registered) 7,052 1,639,468 (9,418) (3.6)
Lonza Group AG (Registered) 1,199 588,560 2,189 0.8
Novartis AG (Registered) 32,226 2,916,371 (38,391) (14.5)
Partners Group Holding AG 248 219,600 (868) (0.3)
SGS SA (Registered) 232 540,407 458 0.2
Sonova Holding AG (Registered) 2,639 626,759 9,967 3.8
Swiss Life Holding AG (Registered) 2,960 1,525,759 (13,064) (4.9)
Swisscom AG (Registered) 3,208 1,757,378 (7,863) (3.0)
Temenos AG (Registered) 26,174 1,439,918 15,670 5.9
UBS Group AG (Registered) 21,247 394,902 (4,463) (1.7)
United States
Roche Holding AG 5,048 1,586,271 (19,327) (7.3)
Swiss Re AG 6,056 566,244 (8,147) (3.1)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Switzerland
Adecco Group AG (Registered) (37,261) (1,225,695) 19,092 7.2
Bachem Holding AG (11,542) (1,001,505) (7,893) (3.0)
Banque Cantonale Vaudoise (Registered) (3,356) (321,763) 2,894 1.1
Belimo Holding AG (Registered) (157) (74,901) (316) (0.1)
BKW AG (1,105) (151,189) 508 0.2
Cie Financiere Richemont SA (Registered) (628) (81,426) 550 0.2
Credit Suisse Group AG (Registered) (366,951) (1,095,513) 35,520 13.4
Dufry AG (Registered) (8,725) (363,523) 4,009 1.5
Flughafen Zurich AG (Registered) (3,335) (516,059) 12,693 4.8
Galenica AG (2,650) (216,214) (265) (0.1)
Geberit AG (Registered) (3,062) (1,445,511) 2,950 1.1
Givaudan SA (Registered) (596) (1,825,493) (2,009) (0.8)
Logitech International SA (Registered) (27,735) (1,719,832) (3,511) (1.3)
Schindler Holding AG (4,900) (921,603) 5,245 2.0
SIG Group AG (96,705) (2,113,118) 1,752 0.7
Sika AG (Registered) (1,260) (302,908) 2,741 1.0
Straumann Holding AG (Registered) (1,099) (126,024) (2,116) (0.8)
Tecan Group AG (Registered) (3,088) (1,382,316) 296 0.1
VAT Group AG (742) (203,692) (1,950) (0.7)
United States
Nestle SA (Registered) (28,499) (3,291,903) 39,889 15.1
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-1.50% to 0.35%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
09/25/2023
- 01/27/2025 $20,702,205 $(214,208) $23,904 $(190,304)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 1,057 2,366,205 (91,881) 48.3
Carlsberg A/S 6,201 822,544 (4,220) 2.2
DSV A/S 13,388 2,117,141 8,764 (4.6)
Genmab A/S 1,919 811,343 (21,251) 11.2
ISS A/S 54,174 1,146,666 (9,838) 5.2
Jyske Bank A/S (Registered) 8,052 522,106 (1,689) 0.9
Pandora A/S 27,204 1,922,819 20,403 (10.7)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Denmark
Ambu A/S (52,313) (671,835) (19,993) 10.5
Chr Hansen Holding A/S (1,950) (140,269) (562) 0.3
Coloplast A/S (21,079) (2,469,462) (15,889) 8.3
Demant A/S (18,650) (520,069) (16,824) 8.8
GN Store Nord A/S (14,692) (339,189) (18,249) 9.6
H Lundbeck A/S (57,134) (213,953) 3,544 (1.9)
Novo Nordisk A/S (16,785) (2,279,664) (27,055) 14.2
Novozymes A/S (18,324) (929,644) (12,826) 6.7
ROCKWOOL A/S (5,990) (1,402,276) 11,842 (6.2)
Royal Unibrew A/S (1,119) (79,528) 691 (0.4)
SimCorp A/S (5,349) (368,295) (10,247) 5.4
Tryg A/S (10,014) (237,988) 621 (0.3)
Vestas Wind Systems A/S (45,978) (1,341,209) (9,549) 5.0
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-0.23% to 0.30%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
09/25/2023
- 01/27/2025 $209,966,724 $(636,119) $1,913,246 $1,277,127
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
France
BNP Paribas SA 34,974 1,991,391 (30,256) (2.4)
Cie de Saint-Gobain 63,443 3,103,685 (38,289) (3.0)
Eiffage SA 14,639 1,439,953 (26,789) (2.1)
Orange SA 232,007 2,302,002 (24,062) (1.9)
Renault SA 49,125 1,639,235 (10,383) (0.8)
Rexel SA 89,793 1,775,970 (1,269) (0.1)
Societe Generale SA 58,611 1,470,178 (12,371) (1.0)
TotalEnergies SE 27,878 1,749,991 (29,487) (2.3)
Germany
Bayer AG (Registered) 31,048 1,598,044 (13,371) (1.0)
Bayerische Motoren Werke AG 19,831 1,755,739 (19,991) (1.6)
Commerzbank AG 262,905 2,458,062 (60,706) (4.8)
Deutsche Bank AG (Registered) 220,261 2,476,079 (49,107) (3.8)
thyssenkrupp AG 290,474 1,763,917 (47,894) (3.8)
Italy
Davide Campari-Milano NV 146,323 1,485,516 (20,026) (1.6)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Italy (continued)
Leonardo SpA 296,615 2,558,235 (32,659) (2.6)
Prysmian SpA 52,004 1,932,236 (34,503) (2.7)
Luxembourg
ArcelorMittal SA 79,416 2,095,165 (41,158) (3.2)
Netherlands
ASR Nederland NV 31,228 1,483,768 (30,855) (2.4)
Singapore
STMicroelectronics NV 42,451 1,508,541 (2,167) (0.2)
Spain
Banco de Sabadell SA 1,561,825 1,468,059 (54,332) (4.3)
Industria de Diseno Textil SA 106,223 2,821,394 (33,774) (2.6)
Repsol SA 282,804 4,501,398 (54,652) (4.3)
United States
Stellantis NV 190,403 2,705,696 23,873 1.9
Tenaris SA 109,064 1,912,733 (30,530) (2.4)
Short Positions
Common Stocks
Belgium
UCB SA (19,916) (1,569,252) (2,300) (0.2)
Finland
Kone OYJ (32,121) (1,662,961) 10,849 0.8
UPM-Kymmene OYJ (46,264) (1,731,263) 33,747 2.6
France
Air Liquide SA (12,651) (1,795,625) 17,751 1.4
Alstom SA (75,919) (1,857,482) 23,860 1.9
Cie Generale des Etablissements Michelin SCA (86,457) (2,408,459) 71,362 5.6
EssilorLuxottica SA (15,141) (2,739,510) 42,539 3.3
L'Oreal SA (9,273) (3,320,640) 21,924 1.7
LVMH Moet Hennessy Louis Vuitton SE (2,294) (1,669,328) 25,060 2.0
Germany
Allianz SE (Registered) (8,179) (1,746,689) 30,830 2.4
Deutsche Telekom AG (Registered) (139,505) (2,775,673) 52,850 4.1
Fresenius Medical Care AG & Co. KGaA (43,364) (1,416,379) (37,735) (3.0)
Henkel AG & Co. KGaA (Preference) (33,797) (2,342,563) 42,290 3.3
Rheinmetall AG (7,231) (1,439,520) 33,293 2.6
SAP SE (43,226) (4,462,684) 35,176 2.8
Siemens AG (Registered) (25,237) (3,478,954) 16,389 1.3
Siemens Healthineers AG (32,674) (1,629,833) (24,790) (1.9)
Italy
Nexi SpA (248,660) (1,962,907) (7,563) (0.6)
Netherlands
Argenx SE (5,289) (1,985,523) (2,827) (0.2)
Portugal
EDP - Energias de Portugal SA (463,839) (2,312,148) 17,507 1.4
South Korea
Delivery Hero SE (30,319) (1,455,002) 5,472 0.4
Spain
Ferrovial SA (54,813) (1,435,154) 8,827 0.7
Grifols SA (191,978) (2,217,042) (28,437) (2.2)
Iberdrola SA (168,112) (1,962,456) 2,793 0.2
United Kingdom
CNH Industrial NV (127,978) (2,053,023) 51,205 4.0
United States
Schneider Electric SE (28,171) (3,956,184) 38,836 3.0

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2022
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.25% to 0.30%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
09/25/2023
- 01/27/2025 $78,356,086 $(161,413) $705,164 $543,751
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Glencore plc 295,372 1,969,732 (28,901) (5.3)
Rio Tinto plc 22,621 1,592,157 1,071 0.2
Netherlands
Shell plc 140,412 3,958,329 (30,821) (5.7)
Nigeria
Airtel Africa plc 466,649 628,809 2,597 0.5
South Africa
Anglo American plc 33,010 1,292,668 (18,691) (3.4)
United Kingdom
Associated British Foods plc 35,725 677,302 (8,767) (1.6)
Auto Trader Group plc 126,941 790,507 (9,048) (1.7)
Aviva plc 238,564 1,265,498 (25,434) (4.7)
Barclays plc 671,356 1,277,465 (12,062) (2.2)
Barratt Developments plc 149,118 712,232 (26,720) (4.9)
BP plc 308,766 1,781,562 (11,688) (2.1)
British American Tobacco plc 30,473 1,205,456 (22,248) (4.1)
Centrica plc 1,129,470 1,313,644 (11,411) (2.1)
Diageo plc 30,601 1,339,463 (17,701) (3.3)
DS Smith plc 362,390 1,397,884 (15,025) (2.8)
Harbour Energy plc 287,371 1,060,478 (16,516) (3.0)
HSBC Holdings plc 216,615 1,342,480 (14,042) (2.6)
InterContinental Hotels Group plc 33,331 1,912,493 (5,171) (1.0)
Johnson Matthey plc 23,210 593,182 7,015 1.3
Lloyds Banking Group plc 2,535,134 1,383,457 (33,730) (6.2)
Man Group plc 369,438 950,511 (23,147) (4.3)
Reckitt Benckiser Group plc 20,526 1,422,788 (5,558) (1.0)
RELX plc 61,412 1,697,921 (24,541) (4.5)
Rightmove plc 93,248 576,873 (6,854) (1.3)
Standard Chartered plc 173,919 1,297,178 (25,774) (4.7)
Tesco plc 372,899 1,004,914 (2,660) (0.5)
Vodafone Group plc 1,243,628 1,259,444 (10,549) (1.9)
United States
GSK plc 70,958 1,226,384 (9,087) (1.7)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Chile
Antofagasta plc (110,149) (2,056,218) 56,439 10.4
Italy
Coca-Cola HBC AG (32,806) (775,495) (8,454) (1.6)
Jordan
Hikma Pharmaceuticals plc (39,824) (742,156) 8,910 1.6
United Kingdom
abrdn plc (589,725) (1,340,089) (2,955) (0.5)
AstraZeneca plc (24,619) (3,331,428) 16,925 3.1
AVEVA Group plc (50,214) (1,943,636) 8,069 1.5
B&M European Value Retail SA (156,761) (778,130) (735) (0.1)
ConvaTec Group plc (235,959) (660,843) 3,819 0.7
Informa plc (77,670) (579,400) (418) (0.1)
ITV plc (1,088,119) (984,059) (6,393) (1.2)
Kingfisher plc (700,681) (1,990,793) 9,182 1.7
Ocado Group plc (143,588) (1,065,857) 17,002 3.1
Pennon Group plc (96,089) (1,033,109) 1,356 0.2
Persimmon plc (72,198) (1,058,612) 39,417 7.2
Rentokil Initial plc (298,658) (1,834,886) 30,364 5.6
Rolls-Royce Holdings plc (817,081) (912,659) 2,448 0.5
Schroders plc (123,055) (646,592) 5,605 1.0
Severn Trent plc (39,227) (1,253,230) 15,822 2.9
Smith & Nephew plc (92,841) (1,239,876) (7,479) (1.4)
Taylor Wimpey plc (795,247) (973,939) 28,335 5.2
United Utilities Group plc (58,386) (697,616) 5,701 1.0
Weir Group plc (The) (48,269) (970,904) 10,332 1.9
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HIBOR
plus or minus a specified
spread (-0.75% to 0.23%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
24 months
maturity
ranging from
09/18/2023
- 12/30/2024 $16,372,881 $27,169 $(855,384) $(828,215)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
BOC Hong Kong Holdings Ltd. 361,500 1,227,219 (18,622) 2.2
SITC International Holdings Co. Ltd. 508,000 1,125,951 (41,633) 5.0
Xinyi Glass Holdings Ltd. 88,000 162,587 (663) 0.1

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Hong Kong
ASMPT Ltd. 134,200 953,115 (3,682) 0.4
CLP Holdings Ltd. 17,000 123,855 364 (0.0)
HKT Trust & HKT Ltd. 134,000 164,033 (1,290) 0.2
Man Wah Holdings Ltd. 262,400 259,650 (1,559) 0.2
New World Development Co. Ltd. 158,000 443,218 (12,233) 1.5
Swire Properties Ltd. 136,400 345,487 3,676 (0.4)
WH Group Ltd. 1,592,000 928,515 (15,820) 1.9
Macau
Sands China Ltd. 42,400 139,082 1,106 (0.1)
United Kingdom
CK Hutchison Holdings Ltd. 153,000 916,600 (9,579) 1.2
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (197,000) (615,821) 25,244 (3.0)
Chow Tai Fook Jewellery Group Ltd. (309,200) (628,344) (2,453) 0.3
ESR Group Ltd. (243,000) (508,003) 10,658 (1.3)
Hong Kong
Hang Lung Properties Ltd. (119,000) (231,813) 2,362 (0.3)
Henderson Land Development Co. Ltd. (78,000) (271,534) (2,722) 0.3
Hong Kong & China Gas Co. Ltd. (656,000) (622,156) 12,375 (1.5)
MTR Corp. Ltd. (214,518) (1,134,554) (2,250) 0.3
Power Assets Holdings Ltd. (19,500) (106,577) (151) 0.0
Techtronic Industries Co. Ltd. (239,500) (2,660,089) 67,691 (8.2)
Wharf Real Estate Investment Co. Ltd. (135,000) (786,259) (18,334) 2.2
Macau
Galaxy Entertainment Group Ltd. (307,000) (2,018,419) 34,684 (4.2)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-0.75% to 0.30%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
09/25/2023
- 01/27/2025 $30,654,635 $46,556 $689,926 $736,482
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Finland
Nordea Bank Abp 139,519 1,494,521 (10,728) (1.5)
Sweden
Axfood AB 38,502 1,055,753 (10,955) (1.5)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2022
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Sweden (continued)
Billerud AB 43,390 529,300 (11,887) (1.6)
Boliden AB 50,565 1,899,332 (24,927) (3.4)
Evolution AB 11,970 1,165,931 3,213 0.4
Getinge AB 8,028 166,907 3,036 0.4
Hexpol AB 20,701 220,879 (4,087) (0.6)
Saab AB 29,653 1,168,553 (5,365) (0.7)
Sandvik AB 20,350 367,757 (6,388) (0.9)
Skandinaviska Enskilda Banken AB 55,329 636,996 (6,972) (0.9)
Skanska AB 48,566 769,892 549 0.1
SSAB AB 432,062 2,250,637 17,215 2.3
Svenska Cellulosa AB SCA 19,035 241,072 (5,556) (0.8)
Svenska Handelsbanken AB 62,088 625,102 (4,117) (0.6)
Swedbank AB 43,061 732,427 (10,370) (1.4)
Telefonaktiebolaget LM Ericsson 162,821 954,035 (11,982) (1.6)
Telia Co. AB 190,572 486,963 (1,938) (0.3)
Trelleborg AB 28,222 651,889 (16,144) (2.2)
Volvo AB 100,144 1,808,961 (23,312) (3.2)
Volvo Car AB 27,705 126,152 (931) (0.1)
United States
Sinch AB 76,100 280,457 3,245 0.4
Short Positions
Common Stocks
Guatemala
Millicom International Cellular SA (20,580) (260,741) 7,188 1.0
Sweden
Alfa Laval AB (37,619) (1,088,218) 14,952 2.0
Atlas Copco AB (76,566) (907,184) 8,967 1.2
Beijer Ref AB (42,119) (594,744) 12,328 1.7
Epiroc AB (23,920) (435,562) 7,543 1.0
EQT AB (17,777) (377,677) (1,518) (0.2)
Essity AB (29,082) (761,576) 6,802 0.9
Hexagon AB (299,370) (3,138,922) 41,302 5.6
Holmen AB (7,357) (292,404) 6,393 0.9
Husqvarna AB (79,986) (561,776) 8,367 1.1
Lifco AB (6,343) (106,171) 601 0.1
Nibe Industrier AB (116,742) (1,089,644) 38,076 5.2
Securitas AB (171,861) (1,434,087) 8,558 1.2
SKF AB (120,834) (1,845,561) 15,321 2.1
Swedish Orphan Biovitrum AB (6,129) (126,852) 77 0.0

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2022
Collateral pledged to, or (received from), each counterparty at December 31, 2022 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BARC
Cash $ – $ 12,480,958 $ 12,480,958
CITG
Cash – 2,357,549 2,357,549
CITI
Investment Companies 25,672,752 – 25,672,752
GSCO
Cash – (2,163,785) (2,163,785)
GSIN
Cash (6,322,432) – (6,322,432)
U.S. Treasury Bills 55,765,568 – 55,765,568
JPMC
Investment Companies 23,972,746 – 23,972,746
U.S. Treasury Bills 7,964,255 – 7,964,255
JPMS
Cash – 7,667,550 7,667,550
MLIN
Cash (1,781,036) – (1,781,036)
U.S. Treasury Bills 31,859,493 – 31,859,493
MSCL
Cash – 10,055,951 10,055,951
MSCS
Cash (144,158) – (144,158)
U.S. Treasury Bills 3,252,943 – 3,252,943
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at December 31, 2022 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
GSCO
Cash $ – $ 4,216,897 $ 4,216,897
JPPC
Cash – 1,942,588 1,942,588
MSCL
Cash – 12,048,684 12,048,684

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2022
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 89.0%
INVESTMENT COMPANIES - 23.7%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares , 3.94% (1)(a)(b) 13,763,703 13,763,703
Limited Purpose Cash Investment
Fund, 4.08% (1)(a) 29,677,707 29,665,837
TOTAL INVESTMENT COMPANIES
(Cost $43,422,007) 43,429,540
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 65.3%
U.S. Treasury Bills
3.16%, 2/23/2023 (c) $ 1,485,000 1,476,063
3.29%, 3/2/2023 (c) 7,469,000 7,417,992
3.38%, 3/9/2023 (c) 11,120,000 11,034,805
3.53%, 3/16/2023 (c) 4,583,000 4,544,993
3.85%, 3/23/2023 (c) 12,197,000 12,083,477
3.93%, 3/30/2023 (c) 11,713,000 11,593,014
3.93%, 4/6/2023 (c)(d) 6,629,000 6,557,075
4.33%, 4/20/2023 (c)(d) 29,636,000 29,249,616
4.49%, 4/27/2023 (c)(d) 5,817,000 5,735,033
4.54%, 5/4/2023 (c) 1,133,000 1,115,898
4.59%, 5/11/2023 (c)(d) 2,497,000 2,456,687
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 65.3% (continued)
4.62%, 5/25/2023 (c) $ 807,000 792,639
4.66%, 6/22/2023 (c)(d) 3,141,000 3,073,794
4.71%, 6/29/2023 (c)(d) 22,968,000 22,459,551
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $119,636,642) 119,590,637
TOTAL SHORT-TERM INVESTMENTS
(Cost $163,058,649) 163,020,177
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 89.0%
(Cost $163,058,649) 163,020,177
OTHER ASSETS IN EXCESS OF
LIABILITIES - 11.0% (e) 20,046,868
NET ASSETS - 100.0% 183,067,045
SECURITY TYPE VALUE
% OF NET
ASSETS
Investment Companies 43,429,540 23.7
U.S. Treasury Obligations 119,590,637 65.3
Total Investments In Securities
At Value $ 163,020,177 89.0
Other Assets in Excess of
Liabilities (e) 20,046,868 11.0
Net Assets
$ 183,067,045 100.0%
(a) Represents 7-day effective yield as of December 31, 2022.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c) The rate shown was the effective yield at the date of purchase.
(d) All or a portion of the security pledged as collateral for swap contracts.
(e) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2022
Credit default swap contracts outstanding - buy protection as of December 31, 2022:
Exchange Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
Emerging Markets Index
Series 38.V1 1.00 % Quarterly 12/20/2027 2.39 % USD 102,000 $ 7,923 $ (1,992) $ 5,931
iTraxx Europe Main Index
Series 38.V1 1.00 Quarterly 12/20/2027 0.90 EUR 53,000 (227) (33) (260)
Markit CDX North America
High Yield Index Series
39.V1 5.00 Quarterly 12/20/2027 4.85 USD 277,000 1,148 (3,184) (2,036)
Markit CDX North America
Investment Grade Index
Series 39.V1 1.00 Quarterly 12/20/2027 0.82 USD 959,000 (5,071) (2,865) (7,936)
$ 3,773 $ (8,074) $ (4,301)
Credit default swap contracts outstanding - sell protection as of December 31, 2022 :
Exchange Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 38.V1 5.00 % Quarterly 12/20/2027 4.74 % EUR 119,000 $ 739 $ 727 $ 1,466
$ 739 $ 727 $ 1,466
Forward effective interest rate swap contracts outstanding as of December 31, 2022:
Exchange Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D SARON Annual 2.00% Annual 3/15/2028 CHF 5,600,000 $ (19,996) $ 49,210 $ 29,214
Pay 1D SOFR Annual 3.75% Annual 3/15/2033 USD 2,500,000 37,936 7,153 45,089
Pay 6M NIBOR Semi 3.50% Annual 6/21/2028 NOK 75,800,000 95,694 6,234 101,928
Pay 6M NIBOR Semi 3.50% Annual 3/16/2033 NOK 500,000 2,014 (957) 1,057
Receive 1D SARON Annual 1.50% Annual 3/17/2025 CHF 1,900,000 (5,828) 12,812 6,984
Receive 1D SARON Annual 1.00% Annual 3/17/2025 CHF 2,400,000 18,593 15,943 34,536
Receive 1D SARON Annual 1.00% Annual 6/23/2025 CHF 700,000 3,392 7,625 11,017
Receive 1D SARON Annual 1.50% Annual 6/23/2025 CHF 9,500,000 15,320 32,898 48,218
Receive 1D SARON Annual 1.50% Annual 3/15/2033 CHF 600,000 21,049 14,710 35,759
Receive 1D SARON Annual 2.00% Annual 3/15/2033 CHF 1,800,000 28,877 (10,078) 18,799
Receive 1D SARON Annual 2.00% Annual 6/21/2033 CHF 1,300,000 7,012 10,074 17,086
Receive 1D SARON Annual 1.50% Annual 6/21/2033 CHF 600,000 4,627 32,580 37,207
Receive 1D SOFR Annual 2.75% Annual 3/17/2025 USD 17,100,000 207,269 304,780 512,049
Receive 1D SOFR Annual 3.50% Annual 3/17/2025 USD 15,800,000 269,839 (20,195) 249,644
Receive 1D SOFR Annual 3.75% Annual 6/23/2025 USD 18,400,000 96,980 26,238 123,218
Receive 1D SOFR Annual 3.25% Annual 6/23/2025 USD 59,300,000 748,855 201,822 950,677
Receive 1D SOFR Annual 3.00% Annual 6/21/2033 USD 9,000,000 118,799 237,709 356,508
Receive 1D SONIA Annual 2.50% Annual 3/17/2025 GBP 2,500,000 86,771 26,401 113,172
Receive 1D SONIA Annual 4.00% Annual 3/17/2025 GBP 26,100,000 382,195 (81,864) 300,331
Receive 1D SONIA Annual 4.00% Annual 6/23/2025 GBP 61,800,000 407,341 244,603 651,944
Receive 1D SONIA Annual 3.25% Annual 6/21/2033 GBP 2,300,000 (4,413) 108,198 103,785
Receive 1D TONAR Annual 0.00% Annual 3/17/2025 JPY 1,730,300,000 37,285 40,720 78,005

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2022
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 1D TONAR Annual 0.00% Annual 6/23/2025 JPY 9,263,400,000 $ 335,364 $ 192,696 $ 528,060
Receive 1D TONAR Annual 0.50% Annual 3/15/2028 JPY 30,000,000 (2,314) 3,471 1,157
Receive 1M TIIE Monthly 9.00% Monthly 3/12/2025 MXN 400,000 (20) 223 203
Receive 1M TIIE Monthly 8.50% Monthly 6/18/2025 MXN 61,000,000 21,133 9,294 30,427
Receive 1M TIIE Monthly 9.00% Monthly 6/18/2025 MXN 60,400,000 4,554 (1,127) 3,427
Receive 3M BA Qtrly 4.00% Semi 3/13/2025 CAD 15,600,000 75,685 2,935 78,620
Receive 3M BA Qtrly 3.75% Semi 6/19/2025 CAD 60,000,000 82,351 236,239 318,590
Receive 3M BA Qtrly 3.25% Semi 3/14/2033 CAD 100,000 2,720 91 2,811
Receive 3M BBR Qtrly 5.00% Semi 3/12/2025 NZD 1,600,000 (260) 7,911 7,651
Receive 3M BBR Qtrly 4.50% Semi 3/12/2025 NZD 100,000 (106) 1,171 1,065
Receive 3M BBR Qtrly 4.00% Semi 3/12/2025 NZD 300,000 1,068 3,888 4,956
Receive 3M BBR Qtrly 5.00% Semi 6/11/2025 NZD 24,900,000 (55,106) 139,674 84,568
Receive 3M BBR Qtrly 4.00% Qtrly 6/12/2025 AUD 16,400,000 (70,793) 97,973 27,180
Receive 3M BBR Qtrly 4.00% Semi 3/16/2033 NZD 100,000 751 3,278 4,029
Receive 3M BBR Qtrly 4.50% Semi 3/16/2033 NZD 100,000 1,134 402 1,536
Receive 3M BBR Qtrly 4.50% Semi 6/15/2033 NZD 5,300,000 (87,128) 161,566 74,438
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 6/18/2025 KRW 3,720,400,000 12,778 (2,500) 10,278
Receive 3M STIBOR Qtrly 3.00% Annual 3/19/2025 SEK 1,800,000 641 1,243 1,884
Receive 3M STIBOR Qtrly 3.50% Annual 3/19/2025 SEK 27,000,000 (7,457) 11,048 3,591
Receive 3M STIBOR Qtrly 3.00% Annual 6/18/2025 SEK 193,700,000 30,704 162,690 193,394
Receive 3M STIBOR Qtrly 3.00% Annual 3/16/2033 SEK 1,400,000 (1,298) 2,823 1,525
Receive 3M STIBOR Qtrly 2.50% Annual 6/15/2033 SEK 42,800,000 22,909 190,103 213,012
Receive 3M STIBOR Qtrly 3.00% Annual 6/15/2033 SEK 1,000,000 957 (5) 952
Receive 6M BBR Semi 4.00% Semi 6/08/2028 AUD 12,200,000 129,066 (795) 128,271
Receive 6M BBR Semi 4.50% Semi 6/09/2033 AUD 2,300,000 (31,362) 44,845 13,483
Receive 6M BUBOR Semi 12.00% Annual 6/18/2025 HUF 1,220,000,000 8,231 14,026 22,257
Receive 6M EURIBOR Semi 1.50% Annual 3/17/2025 EUR 1,500,000 19,592 40,408 60,000
Receive 6M EURIBOR Semi 2.50% Annual 6/23/2025 EUR 85,500,000 623,109 1,053,978 1,677,087
Receive 6M EURIBOR Semi 2.00% Annual 3/15/2033 EUR 100,000 7,320 3,717 11,037
Receive 6M EURIBOR Semi 2.50% Annual 6/21/2033 EUR 11,400,000 684,958 54,523 739,481
Receive 6M NIBOR Semi 3.00% Annual 6/15/2033 NOK 23,400,000 20,525 28,580 49,105
Receive 6M PRIBOR Semi 5.00% Annual 6/18/2025 CZK 400,000 (75) 293 218
4,389,242 3,731,278 8,120,520
Pay 1D SARON Annual 1.50% Annual 3/15/2028 CHF 2,600,000 (2,896) (50,992) (53,888)
Pay 1D SARON Annual 1.50% Annual 6/21/2028 CHF 7,500,000 (81,659) (91,219) (172,878)
Pay 1D SOFR Annual 3.00% Annual 6/21/2028 USD 39,800,000 (557,372) (498,032) (1,055,404)
Pay 1D SOFR Annual 3.25% Annual 6/21/2028 USD 8,100,000 (101,415) (23,551) (124,966)
Pay 1D SOFR Annual 2.50% Annual 3/15/2033 USD 4,300,000 (184,584) (182,459) (367,043)
Pay 1D SOFR Annual 3.00% Annual 3/15/2033 USD 3,600,000 (205,384) 46,980 (158,404)
Pay 1D SONIA Annual 3.50% Annual 3/15/2028 GBP 5,400,000 (150,519) (16,739) (167,258)
Pay 1D SONIA Annual 3.50% Annual 6/21/2028 GBP 33,700,000 (359,591) (583,706) (943,297)
Pay 1D SONIA Annual 2.00% Annual 3/15/2033 GBP 200,000 (22,661) (11,387) (34,048)
Pay 1D SONIA Annual 3.00% Annual 3/15/2033 GBP 1,500,000 (130,095) 21,194 (108,901)
Pay 1D TONAR Annual 0.50% Annual 6/21/2028 JPY 5,340,300,000 (274,144) (37,664) (311,808)
Pay 1D TONAR Annual 0.50% Annual 3/15/2033 JPY 243,700,000 (22,234) (48,639) (70,873)
Pay 1D TONAR Annual 0.50% Annual 6/21/2033 JPY 842,300,000 (164,882) (101,887) (266,769)
Pay 3M BA Qtrly 3.50% Semi 3/13/2028 CAD 3,800,000 (37,399) 15,664 (21,735)
Pay 3M BA Qtrly 3.50% Semi 6/19/2028 CAD 20,600,000 188,475 (238,982) (50,507)
Pay 3M BA Qtrly 3.50% Semi 3/14/2033 CAD 300,000 (9,080) 5,274 (3,806)
Pay 3M BA Qtrly 3.50% Semi 6/20/2033 CAD 2,200,000 11,740 (34,880) (23,140)
Pay 3M BBR Qtrly 4.00% Qtrly 3/13/2025 AUD 21,800,000 18,044 (40,848) (22,804)
Pay 3M BBR Qtrly 4.50% Semi 6/14/2028 NZD 18,700,000 118,397 (273,974) (155,577)
Pay 3M STIBOR Qtrly 3.00% Annual 6/21/2028 SEK 160,600,000 188,340 (374,370) (186,030)
Pay 6M BBR Semi 4.50% Semi 3/10/2033 AUD 5,100,000 9,662 (31,167) (21,505)
Pay 6M BBR Semi 4.00% Semi 6/09/2033 AUD 13,200,000 (119,081) (319,562) (438,643)
Pay 6M EURIBOR Semi 2.50% Annual 6/21/2028 EUR 56,000,000 (676,247) (1,412,215) (2,088,462)
Receive 1D SARON Annual 2.00% Annual 3/17/2025 CHF 6,500,000 (6,270) (39,480) (45,750)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2022
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 1D SOFR Annual 4.50% Annual 3/17/2025 USD 12,500,000 $ (33,341) $ (4,892) $ (38,233)
Receive 1D TONAR Annual 0.50% Annual 6/23/2025 JPY 7,910,000,000 (114,218) (36,231) (150,449)
Receive 1M TIIE Monthly 10.00% Monthly 3/12/2025 MXN 85,000,000 (59,690) 25,762 (33,928)
Receive 3M BBR Qtrly 5.50% Semi 3/12/2025 NZD 300,000 (1,130) 804 (326)
Receive 3M CD_KSDA Qtrly 4.00% Qtrly 3/19/2025 KRW 200,000,000 23 (796) (773)
Receive 3M HIBOR Qtrly 4.50% Qtrly 6/18/2025 HKD 3,900,000 (2,613) 541 (2,072)
Receive 3M JIBAR Qtrly 8.00% Qtrly 3/19/2025 ZAR 126,000,000 15,433 (33,321) (17,888)
Receive 3M JIBAR Qtrly 8.00% Qtrly 6/18/2025 ZAR 11,000,000 (374) (563) (937)
Receive 6M BBR Semi 4.50% Semi 3/09/2028 AUD 20,600,000 (143,697) 18,230 (125,467)
Receive 6M NIBOR Semi 4.00% Annual 3/19/2025 NOK 9,000,000 635 (10,530) (9,895)
Receive 6M NIBOR Semi 3.50% Annual 6/18/2025 NOK 110,000,000 28,325 (53,828) (25,503)
Receive 6M PRIBOR Semi 6.50% Annual 3/19/2025 CZK 22,000,000 657 (8,668) (8,011)
Receive 6M WIBOR Semi 8.00% Annual 3/19/2025 PLN 6,300,000 1,454 (33,322) (31,868)
(2,879,391) (4,459,455) (7,338,846)
$ 1,509,851 $ (728,177) $ 781,674
Abbreviations:
1D: 1 Day
1M: 1 Month
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at December 31, 2022 were as follows:
1 Day Secured Overnight Financing Rate (''SOFR''): 4.30%
1 Day Sterling Overnight Index Average (''SONIA''): 3.43%
1 Day Swiss Average Rate Overnight (“SARON”): 0.94%
1 Day Tokyo Overnight Average Rate (“TONAR”): -0.02%
1 Month Mexico Equilibrium Interbank Interest Rate (''TIIE''): 10.77%
3 Month Australian Bank-Bill Reference Rate (''BBR''): 3.26%
3 Month Canadian Bankers’ Acceptance Rate (''BA''): 4.94%
3 Month Hong Kong Interbank Offered Rate (''HIBOR''): 4.99%
3 Month Johannesburg Interbank Agreed Rate (''JIBAR''): 7.26%
3 Month Korean Certificate of Deposit (''CD_KSDA''): 3.98%
3 Month Stockholm Interbank Offered Rate (''STIBOR''): 2.70%
6 Month Australian Bank-Bill Reference Rate (''BBR''): 3.77%
6 Month Budapest Interbank Offered Rate (''BUBOR''): 15.75%
6 Month Euro Interbank Offered Rate (''EURIBOR''): 2.69%
6 Month Norwegian Interbank Offered Rate (''NIBOR''): 3.51%
6 Month Prague Interbank Offered Rate (''PRIBOR''): 7.26%
6 Month Warsaw Interbank Offered Rate (''WIBOR''): 7.04%

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2022
Total return swap contracts outstanding as of December 31, 2022 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Swiss Market
Index March
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity Monthly MLIN 03/17/2023 CHF (5,008,320) $ 145,372
TAIEX Index
January Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 01/30/2023 TWD (5,654,000) 2,284
147,656
Hang Seng Index
January Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 01/30/2023 HKD (5,974,500) (3,625)
HSCEI January
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 01/30/2023 HKD (1,690,000) (461)
iBovespa Index
February Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 02/15/2023 BRL (11,665,815) (62,158)
(66,244)
$ 81,412
Futures contracts outstanding as of December 31, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
LME Aluminum Base Metal 1 1/2023 USD $ 58,805 $ 326
LME Aluminum Base Metal 4 1/2023 USD 234,851 13,439
LME Aluminum Base Metal 4 1/2023 USD 235,251 7,351
LME Aluminum Base Metal 5 1/2023 USD 296,906 24,645
LME Aluminum Base Metal 6 1/2023 USD 352,277 24,599
LME Aluminum Base Metal 8 1/2023 USD 470,168 17,964
LME Aluminum Base Metal 11 1/2023 USD 646,253 8,037
LME Aluminum Base Metal 17 1/2023 USD 998,542 58,473
LME Aluminum Base Metal 17 1/2023 USD 998,427 27,385
LME Aluminum Base Metal 19 1/2023 USD 1,116,492 (1,249)
LME Aluminum Base Metal 26 1/2023 USD 1,527,487 42,920
LME Copper Base Metal 1 1/2023 USD 209,307 24,603
LME Copper Base Metal 1 1/2023 USD 209,325 22,352
LME Copper Base Metal 1 1/2023 USD 210,238 23,179
LME Copper Base Metal 1 1/2023 USD 209,213 21,044
LME Copper Base Metal 1 1/2023 USD 209,194 19,959
LME Copper Base Metal 2 1/2023 USD 418,651 33,795
LME Copper Base Metal 2 1/2023 USD 418,621 40,143
LME Copper Base Metal 3 1/2023 USD 627,863 66,223
LME Copper Base Metal 6 1/2023 USD 1,254,827 108,060
LME Copper Base Metal 10 1/2023 USD 2,092,503 205,792
LME Lead Base Metal 2 1/2023 USD 115,796 16,629
LME Lead Base Metal 3 1/2023 USD 174,638 25,684

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2022
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Lead Base Metal 3 1/2023 USD $ 174,750 $ 22,070
LME Lead Base Metal 3 1/2023 USD 173,663 33,141
LME Lead Base Metal 4 1/2023 USD 232,625 29,655
LME Lead Base Metal 5 1/2023 USD 291,813 45,947
LME Lead Base Metal 6 1/2023 USD 347,525 68,584
LME Lead Base Metal 7 1/2023 USD 405,526 75,107
LME Lead Base Metal 7 1/2023 USD 406,263 56,857
LME Lead Base Metal 7 1/2023 USD 406,131 64,063
LME Lead Base Metal 9 1/2023 USD 525,150 61,325
LME Nickel Base Metal 1 1/2023 USD 179,423 47,600
LME Nickel Base Metal 1 1/2023 USD 180,462 53,763
LME Nickel Base Metal 1 1/2023 USD 179,334 47,331
LME Nickel Base Metal 1 1/2023 USD 179,406 45,273
LME Nickel Base Metal 2 1/2023 USD 359,079 89,374
LME Nickel Base Metal 4 1/2023 USD 717,624 180,042
LME Zinc Base Metal 1 1/2023 USD 74,585 2,716
LME Zinc Base Metal 2 1/2023 USD 149,613 3,281
LME Zinc Base Metal 3 1/2023 USD 224,058 1,905
NY Harbor ULSD 7 1/2023 USD 968,730 115,251
RBOB Gasoline 8 1/2023 USD 832,709 124,645
100 oz Gold 9 2/2023 USD 1,643,580 10,211
LME Aluminum Base Metal 1 2/2023 USD 59,167 (511)
LME Aluminum Base Metal 1 2/2023 USD 58,988 (331)
LME Aluminum Base Metal 4 2/2023 USD 235,951 (7,990)
LME Aluminum Base Metal 5 2/2023 USD 295,470 (6,089)
LME Aluminum Base Metal 5 2/2023 USD 295,389 (1,795)
LME Aluminum Base Metal 5 2/2023 USD 294,939 (11,395)
LME Aluminum Base Metal 6 2/2023 USD 354,077 (6,888)
LME Aluminum Base Metal 7 2/2023 USD 412,914 (12,511)
LME Aluminum Base Metal 9 2/2023 USD 531,002 (13,578)
LME Copper Base Metal 1 2/2023 USD 209,488 7,610
LME Copper Base Metal 2 2/2023 USD 418,829 20,323
LME Copper Base Metal 2 2/2023 USD 418,676 17,920
LME Copper Base Metal 2 2/2023 USD 418,775 (1,880)
LME Copper Base Metal 2 2/2023 USD 418,848 19,305
LME Copper Base Metal 2 2/2023 USD 418,700 15,882
LME Copper Base Metal 2 2/2023 USD 418,626 32,880
LME Copper Base Metal 3 2/2023 USD 628,069 (5,439)
LME Copper Base Metal 4 2/2023 USD 837,261 71,790
LME Copper Base Metal 6 2/2023 USD 1,256,250 41,772
LME Copper Base Metal 12 2/2023 USD 2,512,350 1,206
LME Lead Base Metal 1 2/2023 USD 57,856 7,079
LME Lead Base Metal 1 2/2023 USD 57,833 4,294
LME Lead Base Metal 1 2/2023 USD 57,869 8,418
LME Lead Base Metal 2 2/2023 USD 115,690 7,909
LME Lead Base Metal 3 2/2023 USD 173,523 9,377
LME Lead Base Metal 3 2/2023 USD 173,513 7,989
LME Lead Base Metal 4 2/2023 USD 231,350 14,402
LME Lead Base Metal 7 2/2023 USD 404,863 30,835
LME Nickel Base Metal 1 2/2023 USD 179,799 9,114
LME Nickel Base Metal 1 2/2023 USD 180,039 19,168
LME Nickel Base Metal 2 2/2023 USD 359,580 4,791
LME Nickel Base Metal 3 2/2023 USD 539,232 59,284
LME Zinc Base Metal 1 2/2023 USD 74,570 1,929
LME Zinc Base Metal 1 2/2023 USD 74,494 491
LME Zinc Base Metal 2 2/2023 USD 149,134 5,353

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2022
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Zinc Base Metal 2 2/2023 USD $ 149,046 $ (960)
LME Zinc Base Metal 2 2/2023 USD 149,128 3,111
LME Zinc Base Metal 3 2/2023 USD 223,649 17,758
LME Zinc Base Metal 6 2/2023 USD 447,435 568
LME Zinc Base Metal 9 2/2023 USD 670,388 15,005
LME Zinc Base Metal 15 2/2023 USD 1,117,249 6,929
Low Sulphur Gasoil 9 2/2023 USD 815,400 86,259
White Sugar 47 2/2023 USD 1,302,840 83,980
Cocoa 3 3/2023 USD 78,000 1,011
Cocoa 39 3/2023 GBP 972,213 49,822
FCOJ-A 7 3/2023 USD 214,410 3,517
LME Aluminum Base Metal 1 3/2023 USD 59,191 (2,738)
LME Aluminum Base Metal 2 3/2023 USD 118,502 (6,110)
LME Aluminum Base Metal 2 3/2023 USD 118,675 (481)
LME Aluminum Base Metal 3 3/2023 USD 178,275 (2,353)
LME Aluminum Base Metal 3 3/2023 USD 177,717 (9,799)
LME Aluminum Base Metal 4 3/2023 USD 237,168 (4,842)
LME Aluminum Base Metal 6 3/2023 USD 355,802 (17,762)
LME Copper Base Metal 1 3/2023 USD 209,450 (931)
LME Copper Base Metal 1 3/2023 USD 209,488 510
LME Copper Base Metal 1 3/2023 USD 209,288 (3,090)
LME Copper Base Metal 1 3/2023 USD 209,256 148
LME Copper Base Metal 2 3/2023 USD 418,975 (818)
LME Copper Base Metal 2 3/2023 USD 418,538 1,389
LME Copper Base Metal 3 3/2023 USD 628,463 (45)
LME Copper Base Metal 3 3/2023 USD 628,463 8,955
LME Copper Base Metal 3 3/2023 USD 628,256 (8,629)
LME Copper Base Metal 7 3/2023 USD 1,465,713 (9,118)
LME Lead Base Metal 1 3/2023 USD 57,803 2,228
LME Lead Base Metal 1 3/2023 USD 57,818 3,045
LME Lead Base Metal 2 3/2023 USD 114,775 3,002
LME Lead Base Metal 2 3/2023 USD 114,675 1,813
LME Lead Base Metal 2 3/2023 USD 115,500 6,327
LME Lead Base Metal 9 3/2023 USD 519,638 20,876
LME Nickel Base Metal 1 3/2023 USD 180,279 (1,794)
LME Nickel Base Metal 1 3/2023 USD 180,263 10,700
LME Nickel Base Metal 1 3/2023 USD 180,258 2,065
LME Nickel Base Metal 1 3/2023 USD 180,249 9,396
LME Nickel Base Metal 2 3/2023 USD 360,512 11,547
LME Nickel Base Metal 3 3/2023 USD 540,810 16,863
LME Zinc Base Metal 2 3/2023 USD 148,725 (3,899)
LME Zinc Base Metal 3 3/2023 USD 223,350 (18,566)
LME Zinc Base Metal 3 3/2023 USD 223,331 (22,271)
LME Zinc Base Metal 3 3/2023 USD 223,285 (21,143)
LME Zinc Base Metal 3 3/2023 USD 223,035 639
LME Zinc Base Metal 7 3/2023 USD 521,325 (43,853)
LME Zinc Base Metal 21 3/2023 USD 1,562,663 (108,676)
Milk 1 3/2023 USD 37,180 (116)
Milling Wheat No. 2 11 3/2023 EUR 182,070 (190)
Silver 3 3/2023 USD 360,600 (1,026)
Soybean 35 3/2023 USD 2,667,000 61,644
Soybean Meal 5 3/2023 USD 235,500 9,308
Soybean Oil 13 3/2023 USD 499,746 27,486

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2022
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Platinum 1 4/2023 USD $ 54,145 $ 2,338
2,539,237
Short Contracts
Amsterdam Exchange Index (22) 1/2023 EUR (3,248,238) 125,831
Brent Crude Oil (15) 1/2023 USD (1,288,650) (99,678)
CAC 40 10 Euro Index (49) 1/2023 EUR (3,393,910) 71,915
CBOE Volatility Index (1) 1/2023 USD (23,098) 2,300
EURO STOXX 50 Volatility Index (4) 1/2023 EUR (9,399) 628
Hang Seng Index (5) 1/2023 HKD (637,856) (738)
IBEX 35 Index (27) 1/2023 EUR (2,368,329) 7,221
LME Aluminum Base Metal (1) 1/2023 USD (58,805) (281)
LME Aluminum Base Metal (4) 1/2023 USD (234,851) (12,574)
LME Aluminum Base Metal (4) 1/2023 USD (235,251) (5,263)
LME Aluminum Base Metal (5) 1/2023 USD (296,906) (27,819)
LME Aluminum Base Metal (6) 1/2023 USD (352,277) (25,874)
LME Aluminum Base Metal (8) 1/2023 USD (470,168) (20,382)
LME Aluminum Base Metal (11) 1/2023 USD (646,253) 29
LME Aluminum Base Metal (17) 1/2023 USD (998,427) (25,219)
LME Aluminum Base Metal (17) 1/2023 USD (998,542) (55,725)
LME Aluminum Base Metal (19) 1/2023 USD (1,116,492) 4,364
LME Aluminum Base Metal (26) 1/2023 USD (1,527,487) (42,189)
LME Copper Base Metal (1) 1/2023 USD (209,194) (20,947)
LME Copper Base Metal (1) 1/2023 USD (209,307) (24,809)
LME Copper Base Metal (1) 1/2023 USD (210,238) (23,883)
LME Copper Base Metal (1) 1/2023 USD (209,213) (21,290)
LME Copper Base Metal (1) 1/2023 USD (209,325) (20,828)
LME Copper Base Metal (2) 1/2023 USD (418,621) (42,926)
LME Copper Base Metal (2) 1/2023 USD (418,651) (32,433)
LME Copper Base Metal (3) 1/2023 USD (627,863) (68,871)
LME Copper Base Metal (6) 1/2023 USD (1,254,827) (106,792)
LME Copper Base Metal (10) 1/2023 USD (2,092,503) (199,904)
LME Lead Base Metal (2) 1/2023 USD (115,796) (15,051)
LME Lead Base Metal (3) 1/2023 USD (174,750) (22,133)
LME Lead Base Metal (3) 1/2023 USD (174,638) (25,920)
LME Lead Base Metal (3) 1/2023 USD (173,663) (33,195)
LME Lead Base Metal (4) 1/2023 USD (232,625) (28,685)
LME Lead Base Metal (5) 1/2023 USD (291,813) (48,076)
LME Lead Base Metal (6) 1/2023 USD (347,525) (59,167)
LME Lead Base Metal (7) 1/2023 USD (405,526) (75,241)
LME Lead Base Metal (7) 1/2023 USD (406,131) (66,881)
LME Lead Base Metal (7) 1/2023 USD (406,263) (59,551)
LME Lead Base Metal (9) 1/2023 USD (525,150) (61,299)
LME Nickel Base Metal (1) 1/2023 USD (180,462) (51,966)
LME Nickel Base Metal (1) 1/2023 USD (179,334) (46,168)
LME Nickel Base Metal (1) 1/2023 USD (179,406) (46,051)
LME Nickel Base Metal (1) 1/2023 USD (179,423) (47,933)
LME Nickel Base Metal (2) 1/2023 USD (359,079) (89,297)
LME Nickel Base Metal (4) 1/2023 USD (717,624) (187,195)
LME Zinc Base Metal (1) 1/2023 USD (74,585) (2,812)
LME Zinc Base Metal (2) 1/2023 USD (149,613) (1,678)
LME Zinc Base Metal (3) 1/2023 USD (224,058) (2,092)
MSCI Singapore Index (89) 1/2023 SGD (1,930,637) 807
Natural Gas (5) 1/2023 GBP (314,895) 138,592
Natural Gas (37) 1/2023 USD (1,655,750) 96,478
OMXS30 Index (81) 1/2023 SEK (1,585,092) 50,805
SGX FTSE China A50 Index (117) 1/2023 USD (1,530,828) (3,799)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2022
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
SGX FTSE Taiwan Index (16) 1/2023 USD $ (794,720) $ 4,130
SGX NIFTY 50 Index (19) 1/2023 USD (692,474) (3,055)
WTI Crude Oil (14) 1/2023 USD (1,123,640) (76,470)
CBOE Volatility Index (1) 2/2023 USD (24,545) 1,771
EURO STOXX 50 Volatility Index (6) 2/2023 EUR (14,676) 781
Live Cattle (7) 2/2023 USD (442,120) (10,192)
LME Aluminum Base Metal (1) 2/2023 USD (59,167) 401
LME Aluminum Base Metal (1) 2/2023 USD (58,988) (291)
LME Aluminum Base Metal (4) 2/2023 USD (235,951) 10,412
LME Aluminum Base Metal (5) 2/2023 USD (295,470) 2,578
LME Aluminum Base Metal (5) 2/2023 USD (295,389) 4,597
LME Aluminum Base Metal (5) 2/2023 USD (294,939) 12,422
LME Aluminum Base Metal (6) 2/2023 USD (354,077) 4,631
LME Aluminum Base Metal (7) 2/2023 USD (412,914) 7,415
LME Aluminum Base Metal (9) 2/2023 USD (531,002) 19,771
LME Copper Base Metal (1) 2/2023 USD (209,488) (8,128)
LME Copper Base Metal (2) 2/2023 USD (418,829) (21,603)
LME Copper Base Metal (2) 2/2023 USD (418,676) (20,384)
LME Copper Base Metal (2) 2/2023 USD (418,775) 1,058
LME Copper Base Metal (2) 2/2023 USD (418,626) (37,181)
LME Copper Base Metal (2) 2/2023 USD (418,700) (15,389)
LME Copper Base Metal (2) 2/2023 USD (418,848) (17,888)
LME Copper Base Metal (3) 2/2023 USD (628,069) 6,909
LME Copper Base Metal (4) 2/2023 USD (837,261) (67,622)
LME Copper Base Metal (6) 2/2023 USD (1,256,250) (43,537)
LME Copper Base Metal (12) 2/2023 USD (2,512,350) (14,190)
LME Lead Base Metal (1) 2/2023 USD (57,856) (7,509)
LME Lead Base Metal (1) 2/2023 USD (57,833) (4,085)
LME Lead Base Metal (1) 2/2023 USD (57,869) (8,659)
LME Lead Base Metal (2) 2/2023 USD (115,690) (7,995)
LME Lead Base Metal (3) 2/2023 USD (173,513) (8,595)
LME Lead Base Metal (3) 2/2023 USD (173,523) (7,781)
LME Lead Base Metal (4) 2/2023 USD (231,350) (14,661)
LME Lead Base Metal (7) 2/2023 USD (404,863) (32,324)
LME Nickel Base Metal (1) 2/2023 USD (179,799) (4,128)
LME Nickel Base Metal (1) 2/2023 USD (180,039) (19,002)
LME Nickel Base Metal (2) 2/2023 USD (359,580) (10,926)
LME Nickel Base Metal (3) 2/2023 USD (539,232) (56,228)
LME Zinc Base Metal (1) 2/2023 USD (74,494) (652)
LME Zinc Base Metal (1) 2/2023 USD (74,570) (2,418)
LME Zinc Base Metal (2) 2/2023 USD (149,046) 2,348
LME Zinc Base Metal (2) 2/2023 USD (149,134) (4,730)
LME Zinc Base Metal (2) 2/2023 USD (149,128) (4,191)
LME Zinc Base Metal (3) 2/2023 USD (223,649) (16,207)
LME Zinc Base Metal (6) 2/2023 USD (447,435) (4,368)
LME Zinc Base Metal (9) 2/2023 USD (670,388) (12,598)
LME Zinc Base Metal (15) 2/2023 USD (1,117,249) (6,490)
Mont Belvieu Propane (30) 2/2023 USD (995,400) (70,691)
Natural Gas (20) 2/2023 USD (863,100) (104,401)
SGX Iron Ore (1) 2/2023 USD (11,612) (377)
Sugar No. 11 (5) 2/2023 USD (112,224) (11,245)
Australia 10 Year Bond (111) 3/2023 AUD (8,739,187) 484,330
Australia 3 Year Bond (386) 3/2023 AUD (28,059,317) 319,705
Canada 10 Year Bond (99) 3/2023 CAD (8,950,945) 229,899
Canola (3) 3/2023 CAD (38,366) (49)
CBOE Volatility Index (1) 3/2023 USD (25,351) 1,431

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2022
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
Coffee 'C' (21) 3/2023 USD $ (1,317,488) $ (18,611)
Copper (32) 3/2023 USD (3,048,400) (52,543)
Corn (159) 3/2023 USD (5,394,075) (80,778)
Cotton No. 2 (19) 3/2023 USD (792,015) 15,516
Crude Palm Oil (6) 3/2023 MYR (142,134) (9,774)
DAX Index (11) 3/2023 EUR (4,117,700) 116,308
DJIA CBOT E-Mini Index (11) 3/2023 USD (1,830,675) 21,970
EURO STOXX 50 Index (71) 3/2023 EUR (2,876,674) 69,081
EURO STOXX 50 Volatility Index (12) 3/2023 EUR (29,673) 402
Euro-Bobl (139) 3/2023 EUR (17,210,834) 477,498
Euro-BTP (65) 3/2023 EUR (7,566,743) 452,987
Euro-Bund (83) 3/2023 EUR (11,798,928) 591,635
Euro-Buxl (38) 3/2023 EUR (5,485,714) 725,303
Euro-OAT (68) 3/2023 EUR (9,262,604) 481,986
Euro-Schatz (479) 3/2023 EUR (54,025,435) 563,475
Feeder Cattle (8) 3/2023 USD (744,900) (4,649)
FTSE 100 Index (48) 3/2023 GBP (4,332,490) (2,590)
FTSE/JSE Top 40 Index (7) 3/2023 ZAR (278,991) 9,066
FTSE/MIB Index (17) 3/2023 EUR (2,157,149) 36,520
Japan 10 Year Bond (13) 3/2023 JPY (14,384,791) 106,615
KC HRW Wheat (2) 3/2023 USD (88,800) (1,554)
KOSPI 200 Index (47) 3/2023 KRW (2,721,224) 166,972
LME Aluminum Base Metal (1) 3/2023 USD (59,191) 2,906
LME Aluminum Base Metal (2) 3/2023 USD (118,675) 513
LME Aluminum Base Metal (2) 3/2023 USD (118,502) 6,042
LME Aluminum Base Metal (3) 3/2023 USD (178,275) 675
LME Aluminum Base Metal (3) 3/2023 USD (177,717) 8,875
LME Aluminum Base Metal (4) 3/2023 USD (237,168) 7,208
LME Aluminum Base Metal (20) 3/2023 USD (1,186,005) 26,917
LME Copper Base Metal (1) 3/2023 USD (209,288) 2,103
LME Copper Base Metal (1) 3/2023 USD (209,488) 65
LME Copper Base Metal (1) 3/2023 USD (209,450) 1,172
LME Copper Base Metal (1) 3/2023 USD (209,256) (715)
LME Copper Base Metal (2) 3/2023 USD (418,975) 1,461
LME Copper Base Metal (2) 3/2023 USD (418,538) (2,293)
LME Copper Base Metal (3) 3/2023 USD (628,463) (2,461)
LME Copper Base Metal (3) 3/2023 USD (628,256) 11,111
LME Copper Base Metal (3) 3/2023 USD (628,463) (7,463)
LME Copper Base Metal (19) 3/2023 USD (3,978,363) (44,456)
LME Lead Base Metal (1) 3/2023 USD (57,818) (3,195)
LME Lead Base Metal (1) 3/2023 USD (57,803) (2,218)
LME Lead Base Metal (2) 3/2023 USD (114,775) (1,580)
LME Lead Base Metal (2) 3/2023 USD (114,675) (3,380)
LME Lead Base Metal (2) 3/2023 USD (115,500) (6,463)
LME Lead Base Metal (12) 3/2023 USD (692,850) (43,343)
LME Nickel Base Metal (1) 3/2023 USD (180,249) (7,532)
LME Nickel Base Metal (1) 3/2023 USD (180,258) (2,649)
LME Nickel Base Metal (1) 3/2023 USD (180,263) (9,822)
LME Nickel Base Metal (1) 3/2023 USD (180,279) 4,818
LME Nickel Base Metal (2) 3/2023 USD (360,512) (9,799)
LME Nickel Base Metal (5) 3/2023 USD (901,350) (54,248)
LME Zinc Base Metal (2) 3/2023 USD (148,725) 3,319
LME Zinc Base Metal (3) 3/2023 USD (223,285) 23,458
LME Zinc Base Metal (3) 3/2023 USD (223,350) 18,266
LME Zinc Base Metal (3) 3/2023 USD (223,035) (1,719)
LME Zinc Base Metal (3) 3/2023 USD (223,331) 21,323

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2022
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (7) 3/2023 USD $ (521,325) $ 43,029
LME Zinc Base Metal (25) 3/2023 USD (1,860,313) 7,349
Long Gilt (37) 3/2023 GBP (4,467,747) 235,812
MSCI EAFE E-Mini Index (33) 3/2023 USD (3,216,510) 46,291
MSCI Emerging Markets E-Mini Index (38) 3/2023 USD (1,822,860) 19,315
NASDAQ 100 E-Mini Index (11) 3/2023 USD (2,424,895) 109,655
Nikkei 225 Index (12) 3/2023 JPY (2,384,639) 64,862
Palladium (1) 3/2023 USD (179,800) 8,011
Robusta Coffee (42) 3/2023 USD (755,580) 26,755
Rough Rice (2) 3/2023 USD (73,560) (5,089)
Russell 2000 E-Mini Index (25) 3/2023 USD (2,213,625) 65,445
S&P 500 E-Mini Index (12) 3/2023 USD (2,316,600) 68,342
S&P Midcap 400 E-Mini Index (8) 3/2023 USD (1,954,080) 53,366
S&P/TSX 60 Index (13) 3/2023 CAD (2,246,484) 71,793
SPI 200 Index (19) 3/2023 AUD (2,261,239) 42,370
TOPIX Index (10) 3/2023 JPY (1,441,253) 16,933
U.S. Treasury 10 Year Note (98) 3/2023 USD (10,989,781) 60,962
U.S. Treasury 2 Year Note (206) 3/2023 USD (42,230,000) (14,190)
U.S. Treasury 5 Year Note (160) 3/2023 USD (17,252,500) 37,411
U.S. Treasury Long Bond (48) 3/2023 USD (5,985,000) 44,061
U.S. Treasury Ultra Bond (32) 3/2023 USD (4,273,000) 36,095
Wheat (6) 3/2023 ZAR (118,596) 2,476
Wheat (123) 3/2023 USD (4,870,800) 33,018
White Maize (13) 3/2023 ZAR (360,591) 2,214
Yellow Maize (20) 3/2023 ZAR (548,282) 14,892
CBOE Volatility Index (2) 4/2023 USD (51,751) 979
Rapeseed (31) 4/2023 EUR (975,608) (7,440)
CBOE Volatility Index (1) 5/2023 USD (26,200) 309
Rubber (1) 5/2023 JPY (8,286) (18)
3 Month Canadian Bankers Acceptance (178) 6/2023 CAD (31,215,731) 82,856
3 Month Euro Euribor (51) 6/2023 EUR (13,160,995) 67,904
90-Day Australian Bank Bill (79) 6/2023 AUD (53,255,326) (7,354)
90-Day New Zealand Bill (26) 6/2023 NZD (16,274,255) 12,475
Rubber (5) 6/2023 JPY (41,527) 23
3 Month Canadian Bankers Acceptance (143) 9/2023 CAD (25,127,973) 49,087
3 Month Euro Euribor (41) 9/2023 EUR (10,571,630) 50,676
3 Month SARON (6) 9/2023 CHF (1,594,090) 1,434
3 Month SOFR (43) 9/2023 USD (10,215,725) 6,985
3 Month SONIA (25) 9/2023 GBP (7,203,453) (2,796)
90-Day Australian Bank Bill (75) 9/2023 AUD (50,532,946) 8,067
90-Day New Zealand Bill (28) 9/2023 NZD (17,532,087) 11,752
3 Month Canadian Bankers Acceptance (113) 12/2023 CAD (19,927,308) 19,967
3 Month Euro Euribor (47) 12/2023 EUR (12,127,503) 50,294
3 Month SARON (7) 12/2023 CHF (1,857,406) 2,270
3 Month SOFR (46) 12/2023 USD (10,945,125) 8,027
3 Month SONIA (30) 12/2023 GBP (8,639,157) (6,388)
90-Day Australian Bank Bill (63) 12/2023 AUD (42,444,568) 21
90-Day New Zealand Bill (28) 12/2023 NZD (17,540,191) 7,334
3 Month Canadian Bankers Acceptance (96) 3/2024 CAD (16,987,888) 44,523
3 Month Euro Euribor (46) 3/2024 EUR (11,887,320) 40,035
3 Month SARON (9) 3/2024 CHF (2,388,701) 3,884
3 Month SOFR (40) 3/2024 USD (9,544,500) 7,663
3 Month SONIA (36) 3/2024 GBP (10,375,692) (4,861)
90-Day Australian Bank Bill (73) 3/2024 AUD (49,183,001) 56,175
3 Month Euro Euribor (48) 6/2024 EUR (12,424,071) 29,785
3 Month SARON (6) 6/2024 CHF (1,594,090) 2,435

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2022
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
3 Month SOFR (34) 6/2024 USD $ (8,144,700) $ 2,365
3 Month SONIA (37) 6/2024 GBP (10,677,885) 10,878
3 Month Euro Euribor (47) 9/2024 EUR (12,181,587) 26,140
3 Month SOFR (30) 9/2024 USD (7,213,500) (4,306)
3 Month SONIA (38) 9/2024 GBP (10,984,852) 11,147
3 Month Euro Euribor (46) 12/2024 EUR (11,934,715) 63,299
3 Month SOFR (26) 12/2024 USD (6,268,925) (8,437)
3 Month SONIA (39) 12/2024 GBP (11,289,840) (3,050)
3 Month SOFR (25) 3/2025 USD (6,037,813) 12,737
3 Month SONIA (37) 3/2025 GBP (10,721,498) 29,241
4,373,730
$ 6,912,967
Forward Foreign Currency Exchange Contracts outstanding as of December 31, 2022:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 26,227,001 USD 17,663,752 CITI 3/15/2023 $ 243,827
AUD 26,226,998 USD 17,661,296 JPMC 3/15/2023 246,279
BRL 646,500 USD 118,326 CITI
**
3/15/2023 2,508
BRL 646,500 USD 118,326 JPMC
**
3/15/2023 2,508
CLP 250,000,000 USD 287,574 CITI
**
3/15/2023 4,464
CLP 250,000,000 USD 287,573 JPMC
**
3/15/2023 4,466
COP 607,601,498 USD 121,491 CITI
**
3/15/2023 2,153
COP 607,601,497 USD 121,491 JPMC
**
3/15/2023 2,153
EUR 33,252,000 USD 35,153,692 CITI 3/15/2023 613,400
EUR 33,251,997 USD 35,153,563 JPMC 3/15/2023 613,526
GBP 4,344,500 USD 5,222,112 CITI 3/15/2023 39,394
GBP 4,344,499 USD 5,222,117 JPMC 3/15/2023 39,387
JPY 2,855,000,000 USD 21,619,351 CITI 3/15/2023 341,866
JPY 2,855,000,000 USD 21,619,245 JPMC 3/15/2023 341,972
KRW 950,000,001 USD 730,924 CITI
**
3/15/2023 24,689
KRW 949,999,999 USD 730,921 JPMC
**
3/15/2023 24,692
MXN 22,380,503 USD 1,132,973 CITI 3/15/2023 824
MXN 22,380,501 USD 1,132,975 JPMC 3/15/2023 822
NOK 50,463,002 USD 5,078,501 CITI 3/15/2023 88,156
NOK 50,462,997 USD 5,078,491 JPMC 3/15/2023 88,166
NZD 7,804,000 USD 4,848,744 CITI 3/15/2023 109,962
NZD 7,804,000 USD 4,848,750 JPMC 3/15/2023 109,956
PHP 60,000,000 USD 1,065,595 CITI
**
3/15/2023 9,700
PHP 60,000,000 USD 1,065,594 JPMC
**
3/15/2023 9,701
PLN 6,981,001 USD 1,556,969 CITI 3/15/2023 26,883
PLN 6,980,999 USD 1,556,961 JPMC 3/15/2023 26,891
SEK 14,905,500 USD 1,416,159 CITI 3/15/2023 18,038
SEK 14,905,500 USD 1,416,160 JPMC 3/15/2023 18,036
SGD 11,311,501 USD 8,236,879 CITI 3/15/2023 217,894
SGD 11,311,499 USD 8,237,006 JPMC 3/15/2023 217,765
USD 4,021,887 AUD 5,881,000 CITI 3/15/2023 6,389
USD 4,021,907 AUD 5,881,000 JPMC 3/15/2023 6,409
USD 1,578,329 CAD 2,127,500 CITI 3/15/2023 6,206
USD 1,578,337 CAD 2,127,500 JPMC 3/15/2023 6,213
USD 41,165 COP 200,000,000 CITI
**
3/15/2023 466

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2022
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 41,165 COP 200,000,000 JPMC
**
3/15/2023 $ 466
USD 1,898,473 GBP 1,559,500 CITI 3/15/2023 9,805
USD 1,898,482 GBP 1,559,500 JPMC 3/15/2023 9,815
USD 41,931 ILS 144,000 CITI 3/15/2023 806
USD 41,931 ILS 144,000 JPMC 3/15/2023 806
USD 6,474,697 INR 532,908,985 CITI
**
3/15/2023 63,229
USD 6,474,754 INR 532,908,983 JPMC
**
3/15/2023 63,287
USD 102,831 NOK 1,000,000 CITI 3/15/2023 446
USD 102,832 NOK 1,000,000 JPMC 3/15/2023 446
USD 3,580,760 NZD 5,611,750 CITI 3/15/2023 15,022
USD 3,580,778 NZD 5,611,750 JPMC 3/15/2023 15,040
USD 789,851 PHP 43,934,628 CITI
**
3/15/2023 2,473
USD 789,855 PHP 43,934,624 JPMC
**
3/15/2023 2,477
USD 3,355,366 SEK 34,500,000 CITI 3/15/2023 35,800
USD 3,355,383 SEK 34,500,000 JPMC 3/15/2023 35,817
USD 248,223 TWD 7,515,379 CITI
**
3/15/2023 1,854
USD 248,224 TWD 7,515,372 JPMC
**
3/15/2023 1,855
ZAR 100,432,736 USD 5,789,104 CITI 3/15/2023 86,257
ZAR 100,432,736 USD 5,785,841 JPMC 3/15/2023 89,521
Total unrealized appreciation 3,950,983
AUD 8,575,001 USD 5,857,596 CITI 3/15/2023 (2,657)
AUD 8,575,000 USD 5,857,566 JPMC 3/15/2023 (2,627)
BRL 1,086,945 USD 204,652 CITI
**
3/15/2023 (1,498)
BRL 1,086,945 USD 204,651 JPMC
**
3/15/2023 (1,497)
CAD 9,734,002 USD 7,282,547 CITI 3/15/2023 (89,571)
CAD 9,733,998 USD 7,282,553 JPMC 3/15/2023 (89,580)
COP 607,601,499 USD 123,938 CITI
**
3/15/2023 (294)
COP 607,601,498 USD 123,938 JPMC
**
3/15/2023 (294)
GBP 613,000 USD 748,555 CITI 3/15/2023 (6,168)
GBP 612,999 USD 748,550 JPMC 3/15/2023 (6,164)
ILS 949,501 USD 277,706 CITI 3/15/2023 (6,539)
ILS 949,499 USD 277,706 JPMC 3/15/2023 (6,539)
MXN 22,380,503 USD 1,139,934 CITI 3/15/2023 (6,138)
MXN 22,380,501 USD 1,139,929 JPMC 3/15/2023 (6,132)
NOK 8,410,501 USD 865,528 CITI 3/15/2023 (4,418)
NOK 8,410,500 USD 865,523 JPMC 3/15/2023 (4,414)
NZD 12,835,500 USD 8,217,070 CITI 3/15/2023 (61,321)
NZD 12,835,500 USD 8,217,029 JPMC 3/15/2023 (61,280)
PHP 40,000,000 USD 720,830 CITI
**
3/15/2023 (3,966)
PHP 40,000,000 USD 720,826 JPMC
**
3/15/2023 (3,962)
TWD 60,000,001 USD 1,988,584 CITI
**
3/15/2023 (21,666)
TWD 59,999,999 USD 1,988,575 JPMC
**
3/15/2023 (21,657)
USD 7,265,353 AUD 10,759,500 CITI 3/15/2023 (81,144)
USD 7,265,376 AUD 10,759,500 JPMC 3/15/2023 (81,121)
USD 4,323,228 CAD 5,885,000 CITI 3/15/2023 (25,514)
USD 4,323,250 CAD 5,885,000 JPMC 3/15/2023 (25,492)
USD 4,444,813 CHF 4,156,004 CITI 3/15/2023 (84,548)
USD 4,444,811 CHF 4,155,996 JPMC 3/15/2023 (84,541)
USD 734,420 CLP 671,774,037 CITI
**
3/15/2023 (50,316)
USD 734,421 CLP 671,774,027 JPMC
**
3/15/2023 (50,314)
USD 4,792,825 CZK 111,821,005 CITI 3/15/2023 (136,463)
USD 4,792,836 CZK 111,820,995 JPMC 3/15/2023 (136,452)
USD 8,788,978 EUR 8,253,500 CITI 3/15/2023 (88,795)
USD 8,789,012 EUR 8,253,500 JPMC 3/15/2023 (88,761)
USD 2,609,010 GBP 2,162,000 CITI 3/15/2023 (9,330)
USD 2,609,023 GBP 2,162,000 JPMC 3/15/2023 (9,317)
USD 267,157 IDR 4,185,649,844 CITI
**
3/15/2023 (3,002)
USD 267,120 IDR 4,185,649,840 JPMC
**
3/15/2023 (3,038)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2022
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 601,128 INR 50,000,000 CITI
**
3/15/2023 $ (426)
USD 601,131 INR 50,000,000 JPMC
**
3/15/2023 (424)
USD 55,952,874 JPY 7,591,356,575 CITI 3/15/2023 (2,441,321)
USD 55,952,985 JPY 7,591,356,573 JPMC 3/15/2023 (2,441,211)
USD 321,408 KRW 424,968,126 CITI
**
3/15/2023 (16,604)
USD 321,409 KRW 424,968,121 JPMC
**
3/15/2023 (16,603)
USD 675,718 MXN 13,500,000 CITI 3/15/2023 (8,192)
USD 675,721 MXN 13,500,000 JPMC 3/15/2023 (8,189)
USD 651,051 NOK 6,500,000 CITI 3/15/2023 (14,451)
USD 651,055 NOK 6,500,000 JPMC 3/15/2023 (14,448)
USD 10,551,723 NZD 16,835,250 CITI 3/15/2023 (145,490)
USD 10,548,514 NZD 16,835,250 JPMC 3/15/2023 (148,699)
USD 1,863,355 PHP 106,698,375 CITI
**
3/15/2023 (48,850)
USD 1,863,278 PHP 106,698,373 JPMC
**
3/15/2023 (48,927)
USD 633,595 PLN 2,882,000 CITI 3/15/2023 (20,274)
USD 633,596 PLN 2,881,999 JPMC 3/15/2023 (20,273)
USD 2,205,506 SEK 23,000,000 CITI 3/15/2023 (7,538)
USD 2,205,517 SEK 23,000,000 JPMC 3/15/2023 (7,527)
USD 2,381,801 SGD 3,207,000 CITI 3/15/2023 (15,268)
USD 2,381,813 SGD 3,207,000 JPMC 3/15/2023 (15,256)
USD 212,851 TWD 6,505,125 CITI
**
3/15/2023 (400)
USD 212,852 TWD 6,505,124 JPMC
**
3/15/2023 (399)
USD 5,248,349 ZAR 91,330,001 CITI 3/15/2023 (94,498)
USD 5,248,362 ZAR 91,329,999 JPMC 3/15/2023 (94,485)
ZAR 7,567,264 USD 443,454 CITI 3/15/2023 (765)
ZAR 7,567,264 USD 443,454 JPMC 3/15/2023 (766)
USD 1,437,282 HUF 578,152,517 CITI 3/16/2023 (81,535)
USD 1,437,287 HUF 578,152,515 JPMC 3/16/2023 (81,530)
Total unrealized depreciation (7,160,879)
Net unrealized depreciation $ (3,209,896)
** Non-deliverable forward.
Total Return Basket Swaps Outstanding at December 31, 2022
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SORA plus
or minus a specified spread
(-0.04% to 0.04%), which is
denominated in SGD based
on the local currencies of the
positions within the swap.
46-61 months
maturity ranging
from 09/21/2026
- 12/29/2027 $1,233,563 $(9,032) $(845) $(9,877)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2022
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the AOISR
plus or minus a specified
spread (-0.04% to 0.04%),
which is denominated in AUD
based on the local currencies
of the positions within the
swap.
46-61 months
maturity
ranging from
09/21/2026
- 12/31/2027 $8,462,342 $(61,875) $12,962 $(48,913)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Allkem Ltd. 13,790 104,469 (5,825) 11.9
ALS Ltd. 10,697 88,688 709 (1.4)
ANZ Group Holdings Ltd. 4,555 73,376 62 (0.1)
Aristocrat Leisure Ltd. 8,514 175,438 (21,710) 44.4
Aurizon Holdings Ltd. 59,644 151,104 (3,208) 6.6
BHP Group Ltd. 20,520 635,647 (27,698) 56.6
BlueScope Steel Ltd. 16,606 189,262 (14,726) 30.1
Harvey Norman Holdings Ltd. 17,621 49,374 (2,214) 4.5
Incitec Pivot Ltd. 127,360 324,210 (13,674) 28.0
JB Hi-Fi Ltd. 9,891 281,911 (18,521) 37.9
Lynas Rare Earths Ltd. 9,879 52,077 (5,229) 10.7
Northern Star Resources Ltd. 5,662 42,371 (502) 1.0
Orica Ltd. 8,539 87,306 (2,319) 4.7
Origin Energy Ltd. 65,977 345,319 (5,061) 10.3
Pilbara Minerals Ltd. 39,962 101,194 (9,844) 20.1
Qantas Airways Ltd. 72,767 294,540 (13,125) 26.8
Qube Holdings Ltd. 38,236 72,936 (216) 0.4
Sonic Healthcare Ltd. 6,011 122,330 (1,266) 2.6
South32 Ltd. 100,354 275,133 (10,597) 21.7
Suncorp Group Ltd. 9,178 74,790 1,116 (2.3)
Telstra Group Ltd. 77,084 208,469 (1,461) 3.0
Whitehaven Coal Ltd. 24,610 156,789 (5,650) 11.6
United States
Computershare Ltd. 3,284 57,851 (1,445) 3.0
James Hardie Industries plc 3,606 64,902 (6,936) 14.2
Short Positions
Common Stocks
Australia
Alumina Ltd. (46,604) (48,114) 2,971 (6.1)
carsales.com Ltd. (11,336) (159,526) 7,880 (16.1)
Commonwealth Bank of Australia (1,976) (137,243) 2,971 (6.1)
Domino's Pizza Enterprises Ltd. (7,635) (343,834) (4,385) 9.0
Endeavour Group Ltd. (34,917) (151,956) 13,257 (27.1)
Evolution Mining Ltd. (56,092) (114,681) (1,256) 2.6
IDP Education Ltd. (13,937) (256,848) 5,557 (11.4)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
IGO Ltd. (6,717) (61,443) 4,572 (9.3)
Insurance Australia Group Ltd. (36,738) (118,101) 1,712 (3.5)
Lendlease Corp. Ltd. (19,502) (103,518) (6,191) 12.7
Mineral Resources Ltd. (2,731) (143,259) 24,413 (49.9)
National Australia Bank Ltd. (2,403) (48,790) 612 (1.3)
NEXTDC Ltd. (16,737) (103,277) 990 (2.0)
Pro Medicus Ltd. (2,991) (111,791) 7,931 (16.2)
QBE Insurance Group Ltd. (12,224) (110,892) (3,113) 6.4
REA Group Ltd. (1,453) (109,275) 10,645 (21.8)
Reece Ltd. (10,820) (103,425) 4,130 (8.4)
Seven Group Holdings Ltd. (8,397) (119,433) (1,374) 2.8
Transurban Group (9,246) (81,345) 3,210 (6.6)
Washington H Soul Pattinson & Co. Ltd. (8,142) (152,755) 1,132 (2.3)
Wesfarmers Ltd. (8,847) (275,914) 11,175 (22.8)
Westpac Banking Corp. (3,207) (50,772) 409 (0.8)
Woodside Energy Group Ltd. (10,137) (245,500) (8,285) 16.9
Woolworths Group Ltd. (4,707) (107,486) 2,918 (6.0)
Worley Ltd. (5,095) (51,971) (2,296) 4.7
United States
CSL Ltd. (3,986) (777,246) 29,436 (60.2)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CORRA
plus or minus a specified
spread (-0.13% to 0.02%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
46-61 months
maturity
ranging from
09/21/2026
- 12/31/2027 $13,591,953 $199,118 $4,230 $203,348
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Air Canada 14,281 204,512 5,337 2.6
Alimentation Couche-Tard, Inc. 3,770 165,668 (6,348) (3.1)
AltaGas Ltd. 5,570 96,179 (2,225) (1.1)
ARC Resources Ltd. 14,933 201,276 4,963 2.4
Atco Ltd. 5,193 162,540 (3,528) (1.7)
Bank of Nova Scotia (The) 10,095 494,610 (15,545) (7.6)
Barrick Gold Corp. 9,797 167,938 (984) (0.5)
Canadian Natural Resources Ltd. 3,001 166,651 1,187 0.6
Canadian Tire Corp. Ltd. 1,336 139,619 (8,140) (4.0)
Cenovus Energy, Inc. 9,190 178,302 14,118 6.9
Empire Co. Ltd. 5,785 152,358 (5,597) (2.8)
Fairfax Financial Holdings Ltd. 403 238,725 3,149 1.5

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
Finning International, Inc. 7,788 193,607 (5,062) (2.5)
Imperial Oil Ltd. 4,420 215,287 (7,410) (3.6)
MEG Energy Corp. 26,404 367,589 42,147 20.7
National Bank of Canada 5,552 374,083 (15,295) (7.5)
Nutrien Ltd. 7,197 525,424 (26,281) (12.9)
Onex Corp. 2,398 115,632 1,772 0.9
Open Text Corp. 9,181 272,040 9,685 4.8
Pembina Pipeline Corp. 4,175 141,716 389 0.2
Sun Life Financial, Inc. 2,991 138,836 (884) (0.4)
Teck Resources Ltd. 2,453 92,703 2,011 1.0
West Fraser Timber Co. Ltd. 3,027 218,574 (6,404) (3.1)
Whitecap Resources, Inc. 29,172 231,394 25,639 12.6
Chile
Lundin Mining Corp. 20,713 127,123 (933) (0.5)
Short Positions
Common Stocks
Canada
Agnico Eagle Mines Ltd. (6,404) (332,781) (4,020) (2.0)
Algonquin Power & Utilities Corp. (32,324) (210,560) 22,918 11.3
Bank of Montreal (1,679) (152,102) (639) (0.3)
BCE, Inc. (5,014) (220,298) 14,257 7.0
CAE, Inc. (11,186) (216,367) 13,053 6.4
Canadian Imperial Bank of Commerce (5,826) (235,665) 4,160 2.0
Canadian Pacific Railway Ltd. (9,184) (684,730) 45,080 22.2
CGI, Inc. (1,543) (133,001) (677) (0.3)
Constellation Software, Inc. (144) (224,823) (2,695) (1.3)
Enbridge, Inc. (7,858) (307,124) 2,178 1.1
Fortis, Inc. (3,756) (150,295) 2,219 1.1
GFL Environmental, Inc. (4,508) (131,644) (3,596) (1.8)
Intact Financial Corp. (2,042) (293,948) 13,664 6.7
Kinross Gold Corp. (41,300) (168,372) 6,710 3.3
Lightspeed Commerce, Inc. (7,460) (106,611) 5,730 2.8
Lithium Americas Corp. (5,592) (106,017) 24,821 12.2
Magna International, Inc. (1,852) (104,035) 4,637 2.3
Pan American Silver Corp. (10,150) (165,668) 2,399 1.2
Restaurant Brands International, Inc. (3,313) (214,268) 3,266 1.6
Rogers Communications, Inc. (10,981) (513,934) (20,896) (10.3)
Royal Bank of Canada (4,647) (436,900) 12,390 6.1
Thomson Reuters Corp. (1,247) (142,254) (311) (0.2)
Toronto-Dominion Bank (The) (6,521) (422,228) 2,607 1.3
WSP Global, Inc. (808) (93,744) 2,769 1.4
United States
BRP, Inc. (2,331) (177,717) 2,548 1.3

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2022
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-1.30% to 0.03%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
46-61 months
maturity
ranging from
09/21/2026
- 12/29/2027 $6,926,712 $21,851 $(1,153) $20,698
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Austria
ams-OSRAM AG 13,043 95,561 (1,340) (6.5)
Switzerland
ABB Ltd. (Registered) 12,698 387,004 (13,719) (66.3)
Baloise Holding AG (Registered) 598 92,216 (590) (2.9)
Banque Cantonale Vaudoise (Registered) 192 18,408 (200) (1.0)
Barry Callebaut AG (Registered) 73 144,157 (872) (4.2)
Chocoladefabriken Lindt & Spruengli AG 12 122,280 (4,124) (19.9)
Clariant AG (Registered) 2,391 37,973 (551) (2.7)
DKSH Holding AG 1,419 107,607 (109) (0.5)
EMS-Chemie Holding AG (Registered) 22 14,901 (696) (3.4)
Georg Fischer AG (Registered) 479 29,345 46 0.2
Helvetia Holding AG (Registered) 749 87,156 (490) (2.4)
Julius Baer Group Ltd. 326 18,974 (148) (0.7)
Kuehne + Nagel International AG (Registered) 1,195 277,817 (4,310) (20.8)
Lonza Group AG (Registered) 231 113,392 (1,332) (6.4)
Novartis AG (Registered) 6,082 550,406 (11,850) (57.3)
Partners Group Holding AG 55 48,702 (3,298) (15.9)
SGS SA (Registered) 45 104,820 (1,031) (5.0)
Sonova Holding AG (Registered) 559 132,762 (12,404) (59.9)
Swatch Group AG (The) 78 22,169 102 0.5
Swiss Life Holding AG (Registered) 405 208,761 (8,051) (38.9)
Swisscom AG (Registered) 570 312,252 (3,740) (18.1)
Temenos AG (Registered) 4,331 238,263 (9,595) (46.4)
UBS Group AG (Registered) 2,927 54,402 192 0.9
United States
Roche Holding AG 1,062 333,720 (16,126) (77.9)
Swiss Re AG 584 54,605 (369) (1.8)
Short Positions
Common Stocks
Switzerland
Adecco Group AG (Registered) (6,413) (210,955) 4,812 23.2
Bachem Holding AG (2,051) (177,966) 10,799 52.2
Belimo Holding AG (Registered) (61) (29,102) (241) (1.2)
BKW AG (359) (49,119) 386 1.9
Cie Financiere Richemont SA (Registered) (569) (73,777) 1,192 5.8

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland (continued)
Credit Suisse Group AG (Registered) (56,468) (168,582) 23,237 112.3
Dufry AG (Registered) (1,261) (52,539) 75 0.4
Flughafen Zurich AG (Registered) (317) (49,053) 5,458 26.4
Galenica AG (599) (48,873) (1,144) (5.5)
Geberit AG (Registered) (482) (227,543) 9,222 44.6
Givaudan SA (Registered) (93) (284,850) 22,015 106.4
Logitech International SA (Registered) (4,293) (266,207) (3,143) (15.2)
Schindler Holding AG (860) (161,751) 5,617 27.1
SIG Group AG (16,499) (360,523) 18,830 91.0
Sika AG (Registered) (450) (108,181) 7,014 33.9
Straumann Holding AG (Registered) (215) (24,654) 690 3.3
Tecan Group AG (Registered) (535) (239,488) (5,376) (26.0)
VAT Group AG (242) (66,433) 1,530 7.4
Zurich Insurance Group AG (242) (115,695) 1,723 8.3
United States
Nestle SA (Registered) (5,227) (603,768) 13,760 66.5
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Denmark
Tomorrow/Next plus or minus
a specified spread (-0.18% to
0.03%), which is denominated
in DKK based on the local
currencies of the positions
within the swap.
46-61 months
maturity
ranging from
09/21/2026
- 12/29/2027 $3,674,408 $(2,325) $(17,625) $(19,950)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 197 441,005 17,898 (89.7)
Carlsberg A/S 1,401 185,838 1,628 (8.2)
Danske Bank A/S 2,356 46,468 (174) 0.9
DSV A/S 2,282 360,869 3,793 (19.0)
Genmab A/S 380 160,662 (15,039) 75.4
ISS A/S 9,165 193,990 (11,996) 60.1
Jyske Bank A/S (Registered) 1,539 99,792 3,864 (19.4)
Orsted A/S 365 32,998 (587) 2.9
Pandora A/S 5,197 367,332 (31,712) 159.0

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Denmark
Ambu A/S (7,096) (91,131) 6,114 (30.6)
Coloplast A/S (3,677) (430,771) 21,153 (106.0)
Demant A/S (2,944) (82,096) (410) 2.1
GN Store Nord A/S (1,997) (46,104) 509 (2.6)
Novo Nordisk A/S (3,423) (464,897) (6,256) 31.4
Novozymes A/S (4,177) (211,915) 17,893 (89.7)
ROCKWOOL A/S (979) (229,187) (9,691) 48.6
Tryg A/S (764) (18,157) 3 (0.0)
Vestas Wind Systems A/S (7,240) (211,196) 685 (3.4)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-0.04% to 0.03%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
46-61 months
maturity
ranging from
09/21/2026
- 12/29/2027 $36,704,582 $138,109 $19,225 $157,334
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
France
BNP Paribas SA 6,287 357,977 2,031 1.3
Cie de Saint-Gobain 10,658 521,398 (12,452) (7.9)
Eiffage SA 3,065 301,486 (13,811) (8.8)
Orange SA 41,203 408,821 (1,318) (0.8)
Renault SA 7,337 244,826 (25,387) (16.1)
Rexel SA 14,875 294,205 689 0.4
Teleperformance 987 235,958 (981) (0.6)
TotalEnergies SE 6,436 404,008 16,203 10.3
Germany
Bayer AG (Registered) 5,663 291,475 (29,081) (18.5)
Bayerische Motoren Werke AG 3,859 341,657 (7,567) (4.8)
Brenntag SE 3,612 230,355 (1,313) (0.8)
Commerzbank AG 41,067 383,961 35,327 22.5
Deutsche Bank AG (Registered) 35,963 404,281 14,034 8.9
GEA Group AG 5,869 238,678 (12,056) (7.7)
thyssenkrupp AG 47,175 286,472 (6,932) (4.4)
Italy
Leonardo SpA 48,187 415,602 21,389 13.6
Prysmian SpA 8,975 333,471 (7,588) (4.8)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Luxembourg
ArcelorMittal SA 12,026 317,272 (14,290) (9.1)
Netherlands
ASR Nederland NV 4,891 232,391 7,314 4.6
Singapore
STMicroelectronics NV 8,428 299,498 (33,360) (21.2)
Spain
Banco de Sabadell SA 298,105 280,208 6,798 4.3
Industria de Diseno Textil SA 17,050 452,866 5,255 3.3
Repsol SA 48,692 775,032 37,500 23.8
United States
Stellantis NV 30,142 428,329 (12,663) (8.0)
Tenaris SA 17,338 304,069 18,532 11.8
Short Positions
Common Stocks
Belgium
UCB SA (4,066) (320,375) (8,478) (5.4)
Finland
UPM-Kymmene OYJ (7,342) (274,748) 15,651 9.9
France
Air Liquide SA (2,859) (405,793) 11,335 7.2
Cie Generale des Etablissements Michelin SCA (16,249) (452,653) 11,001 7.0
EssilorLuxottica SA (2,723) (492,681) 31,261 19.9
L'Oreal SA (1,769) (633,475) 33,178 21.1
LVMH Moet Hennessy Louis Vuitton SE (506) (368,213) 9,247 5.9
Germany
adidas AG (1,789) (242,457) (12,511) (8.0)
Allianz SE (Registered) (1,317) (281,256) 7,327 4.7
Deutsche Telekom AG (Registered) (26,137) (520,037) 18,819 12.0
Henkel AG & Co. KGaA (Preference) (6,067) (420,520) 18,632 11.8
Rheinmetall AG (1,273) (253,424) 14,709 9.3
SAP SE (7,434) (767,492) 43,085 27.4
Sartorius AG (Preference) (646) (255,090) (12,414) (7.9)
Siemens AG (Registered) (4,694) (647,074) 16,890 10.7
Siemens Healthineers AG (5,466) (272,653) 19,784 12.6
Italy
Nexi SpA (43,865) (346,268) 17,260 11.0
Netherlands
Argenx SE (907) (340,493) 18,186 11.6
Portugal
EDP - Energias de Portugal SA (75,943) (378,561) (6,401) (4.1)
Spain
Acciona SA (1,388) (255,436) 8,599 5.5
Ferrovial SA (10,484) (274,500) 13,809 8.8
Grifols SA (30,945) (357,366) (19,821) (12.6)
Iberdrola SA (31,906) (372,455) 2,316 1.5
United Kingdom
CNH Industrial NV (19,644) (315,129) 7,649 4.9
United States
Schneider Electric SE (4,836) (679,142) 37,209 23.6

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2022
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.03% to 0.03%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
46-61 months
maturity
ranging from
09/21/2026
- 12/31/2027 $14,339,635 $18,454 $9,907 $28,361
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Glencore plc 48,940 326,364 5,388 19.0
Rio Tinto plc 4,561 321,022 (722) (2.5)
Netherlands
Shell plc 25,970 732,116 14,393 50.7
South Africa
Anglo American plc 6,658 260,727 3,957 14.0
United Kingdom
Associated British Foods plc 7,541 142,968 (6,455) (22.8)
Auto Trader Group plc 19,391 120,755 (11,041) (38.9)
Aviva plc 49,571 262,957 (5,539) (19.5)
Barclays plc 105,674 201,078 (1,885) (6.6)
Barratt Developments plc 27,274 130,269 (4,151) (14.6)
BP plc 48,539 280,067 8,989 31.7
British American Tobacco plc 3,873 153,209 (2,055) (7.2)
Centrica plc 215,808 250,998 10,343 36.5
Diageo plc 5,935 259,786 (8,779) (31.0)
DS Smith plc 65,094 251,094 (4,660) (16.4)
Harbour Energy plc 48,691 179,683 (540) (1.9)
HSBC Holdings plc 32,835 203,496 6,525 23.0
Imperial Brands plc 6,518 162,371 (1,295) (4.6)
InterContinental Hotels Group plc 6,575 377,266 (19,064) (67.2)
Lloyds Banking Group plc 568,792 310,398 (8,943) (31.5)
National Grid plc 9,316 111,600 (2,941) (10.4)
Reckitt Benckiser Group plc 4,450 308,458 (5,724) (20.2)
RELX plc 11,125 307,584 (5,656) (19.9)
Standard Chartered plc 35,133 262,040 7,621 26.9
Tesco plc 74,307 200,248 (4,263) (15.0)
Vodafone Group plc 228,553 231,460 (7,711) (27.2)
United States
GSK plc 13,821 238,872 (4,390) (15.5)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Chile
Antofagasta plc (17,577) (328,121) (18,512) (65.3)
Italy
Coca-Cola HBC AG (6,236) (147,412) 2,615 9.2
Jordan
Hikma Pharmaceuticals plc (8,235) (153,467) (6,023) (21.2)
United Kingdom
abrdn plc (119,976) (272,633) (4,010) (14.1)
AstraZeneca plc (4,625) (625,852) 8,995 31.7
AVEVA Group plc (8,258) (319,643) (171) (0.6)
B&M European Value Retail SA (28,282) (140,386) (235) (0.8)
ConvaTec Group plc (41,598) (116,502) (1,037) (3.7)
ITV plc (144,434) (130,621) 1,317 4.6
J Sainsbury plc (56,235) (147,494) 6,425 22.7
Kingfisher plc (126,879) (360,492) 10,099 35.6
Ocado Group plc (15,073) (111,887) 13,156 46.4
Pennon Group plc (13,969) (150,189) 8,810 31.1
Persimmon plc (12,196) (178,825) 10,197 36.0
Rentokil Initial plc (67,923) (417,303) 22,015 77.6
Rolls-Royce Holdings plc (130,209) (145,440) 2,610 9.2
Schroders plc (28,341) (148,918) 5,951 21.0
Severn Trent plc (4,633) (148,016) 5,453 19.2
Smith & Nephew plc (18,422) (246,023) (1,484) (5.2)
SSE plc (7,426) (152,730) 1,821 6.4
Taylor Wimpey plc (137,876) (168,857) 4,996 17.6
Unilever plc (2,320) (117,132) (1,421) (5.0)
United Utilities Group plc (10,617) (126,855) 5,863 20.7
Weir Group plc (The) (5,543) (111,494) 2,627 9.3
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HONIX
plus or minus a specified
spread (-0.04% to 0.02%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
46-61 months
maturity
ranging from
09/21/2026
- 12/30/2027 $2,095,902 $28,630 $1,799 $30,429
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
BOC Hong Kong Holdings Ltd. 27,500 93,357 5,630 18.5
SITC International Holdings Co. Ltd. 75,000 166,233 (1,534) (5.0)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Hong Kong
ASMPT Ltd. 18,900 134,232 (3,355) (11.0)
HKT Trust & HKT Ltd. 14,000 17,138 134 0.4
Man Wah Holdings Ltd. 55,200 54,621 (4,359) (14.3)
New World Development Co. Ltd. 20,000 56,104 (904) (3.0)
Sun Hung Kai Properties Ltd. 1,500 20,489 791 2.6
Swire Properties Ltd. 10,200 25,836 432 1.4
WH Group Ltd. 218,500 127,438 (2,149) (7.1)
Macau
Sands China Ltd. 4,000 13,121 233 0.8
United Kingdom
CK Hutchison Holdings Ltd. 16,000 95,854 2,437 8.0
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (14,800) (46,265) 350 1.1
Chow Tai Fook Jewellery Group Ltd. (40,800) (82,912) (4,924) (16.2)
ESR Group Ltd. (30,600) (63,971) 4,086 13.4
Hong Kong
Hang Lung Properties Ltd. (8,000) (15,584) (210) (0.7)
Henderson Land Development Co. Ltd. (4,000) (13,925) (345) (1.1)
Hong Kong & China Gas Co. Ltd. (144,000) (136,571) (3,925) (12.9)
MTR Corp. Ltd. (18,500) (97,844) (6,119) (20.1)
Power Assets Holdings Ltd. (4,000) (21,862) (543) (1.8)
Techtronic Industries Co. Ltd. (39,500) (438,720) 36,456 119.8
Wharf Real Estate Investment Co. Ltd. (10,000) (58,241) (3,280) (10.8)
Macau
Galaxy Entertainment Group Ltd. (48,000) (315,584) 9,728 32.0
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the NOWA
plus or minus a specified
spread (-0.04% to 0.03%),
which is denominated in NOK
based on the local currencies
of the positions within the
swap.
46-60 months
maturity
ranging from
09/21/2026
- 11/17/2027 $2,035,799 $(47,052) $8,934 $(38,118)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Yara International ASA 4,759 209,001 (1,095) 2.9
Norway
Equinor ASA 4,883 175,496 (3,041) 8.0

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Norway (continued)
Gjensidige Forsikring ASA 2,073 40,660 (94) 0.2
Leroy Seafood Group ASA 10,172 56,995 3,009 (7.9)
Norsk Hydro ASA 41,615 310,963 (4,994) 13.1
Short Positions
Common Stocks
Faroe Islands
Bakkafrost P/F (1,122) (70,043) (2,816) 7.4
Norway
DNB Bank ASA (2,105) (41,574) (1,835) 4.8
Kongsberg Gruppen ASA (3,484) (148,292) (1,918) 5.0
Mowi ASA (13,651) (232,617) (15,662) 41.1
Orkla ASA (28,299) (204,243) (1,579) 4.1
Salmar ASA (6,881) (269,848) (16,573) 43.5
Schibsted ASA (2,560) (48,547) 2,095 (5.5)
Telenor ASA (10,327) (96,485) 1,717 (4.5)
United Kingdom
Subsea 7 SA (11,316) (131,035) (4,266) 11.2
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-0.04% to 0.03%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
46-61 months
maturity
ranging from
09/21/2026
- 12/17/2027 $5,281,665 $52,545 $(3,737) $48,808
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Finland
Nordea Bank Abp 22,854 244,811 7,135 14.6
Sweden
Axfood AB 6,296 172,641 (645) (1.3)
Billerud AB 6,974 85,073 (13,607) (27.9)
Boliden AB 8,490 318,903 (5,894) (12.1)
Elekta AB 3,545 21,383 309 0.6
Evolution AB 2,063 200,945 (10,450) (21.4)
Hexpol AB 3,795 40,493 (1,622) (3.3)
Saab AB 4,548 179,226 5,715 11.7
Skandinaviska Enskilda Banken AB 9,318 107,277 1,237 2.5
Skanska AB 8,997 142,625 (2,369) (4.9)
SSAB AB 67,002 349,017 (38,425) (78.7)
Svenska Cellulosa AB SCA 4,303 54,496 (5,235) (10.7)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Sweden (continued)
Svenska Handelsbanken AB 13,392 134,831 3,090 6.3
Swedbank AB 8,157 138,743 6,165 12.6
Telefonaktiebolaget LM Ericsson 29,569 173,257 (17,072) (35.0)
Telia Co. AB 32,380 82,740 (5,046) (10.3)
Trelleborg AB 5,915 136,628 (9,222) (18.9)
Volvo AB 17,388 314,090 (10,013) (20.5)
Volvo Car AB 6,996 31,856 (757) (1.6)
United States
Sinch AB 16,917 62,346 (765) (1.6)
Short Positions
Common Stocks
Guatemala
Millicom International Cellular SA (1,546) (19,587) 799 1.6
Sweden
Alfa Laval AB (6,470) (187,160) 3,874 7.9
Assa Abloy AB (1,370) (29,468) 863 1.8
Atlas Copco AB (16,655) (197,335) 8,203 16.8
Beijer Ref AB (7,021) (99,140) 20,289 41.6
Epiroc AB (4,281) (77,953) 1,565 3.2
EQT AB (3,417) (72,595) 7,109 14.6
Essity AB (4,476) (117,214) (2,470) (5.1)
Getinge AB (919) (19,107) 2,162 4.4
Hexagon AB (50,581) (530,346) 49,150 100.7
Holmen AB (1,084) (43,084) 2,833 5.8
Husqvarna AB (18,881) (132,609) 14,134 29.0
Nibe Industrier AB (20,353) (189,970) 14,245 29.2
Securitas AB (24,598) (205,257) (2,884) (5.9)
SKF AB (19,498) (297,803) 25,362 52.0
Swedish Orphan Biovitrum AB (1,098) (22,725) (365) (0.7)
Tele2 AB (5,998) (48,931) 5,147 10.5
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the MUTSC
plus or minus a specified
spread (-2.75% to 0.30%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
1-13 months
maturity
ranging from
01/06/2023
- 01/31/2024 $29,841,247 $109,050 $(52,462) $56,588
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Bandai Namco Holdings, Inc. 2,900 181,770 (10,694) (18.9)
Dai-ichi Life Holdings, Inc. 14,500 327,459 36,111 63.8
IHI Corp. 11,500 333,136 (11,233) (19.8)
Japan Post Holdings Co. Ltd. 32,900 276,819 12,095 21.4
Japan Post Insurance Co. Ltd. 10,500 184,665 10,601 18.7
Lawson, Inc. 4,800 183,507 4,659 8.2
Marubeni Corp. 23,300 266,924 (8,171) (14.4)
MISUMI Group, Inc. 10,000 217,343 (28,390) (50.2)
Mitsubishi Corp. 13,300 431,782 (10,846) (19.2)
Mitsubishi Heavy Industries Ltd. 4,800 189,679 (8,260) (14.6)
Mitsubishi Motors Corp. 99,400 377,481 (58,247) (102.9)
Mitsui & Co. Ltd. 6,700 195,142 (7,685) (13.6)
NGK Spark Plug Co. Ltd. 10,900 199,765 (14,846) (26.2)
Osaka Gas Co. Ltd. 13,300 214,304 1,910 3.4
Recruit Holdings Co. Ltd. 8,000 250,416 (5,969) (10.5)
SCREEN Holdings Co. Ltd. 4,400 280,577 (22,837) (40.4)
Shin-Etsu Chemical Co. Ltd. 3,000 366,337 (27,636) (48.8)
Sompo Holdings, Inc. 5,300 234,488 6,076 10.7
Square Enix Holdings Co. Ltd. 4,800 222,842 (1,723) (3.0)
Subaru Corp. 12,300 186,223 (21,884) (38.7)
Sumitomo Corp. 17,200 285,917 (6,800) (12.0)
ZOZO, Inc. 8,400 207,444 (892) (1.6)
Short Positions
Common Stocks
Japan
Aeon Co. Ltd. (12,500) (263,944) 3,124 5.5
Bridgestone Corp. (10,500) (371,774) 18,876 33.4
Canon, Inc. (11,300) (244,578) 14,667 25.9
Daiichi Sankyo Co. Ltd. (8,300) (267,150) 13,006 23.0
Daikin Industries Ltd. (1,700) (257,913) 19,289 34.1
Isuzu Motors Ltd. (19,600) (227,220) 25,172 44.5
JSR Corp. (16,500) (323,091) 24,787 43.8
Kao Corp. (5,000) (198,502) 4,904 8.7
Kirin Holdings Co. Ltd. (11,700) (178,325) 7,708 13.6
Kobe Bussan Co. Ltd. (8,600) (247,862) (20,805) (36.8)
Kose Corp. (3,400) (369,421) (6,727) (11.9)
Kubota Corp. (21,600) (295,087) 27,415 48.4
Lasertec Corp. (1,900) (310,214) 36,668 64.8
Makita Corp. (8,400) (195,680) 9,456 16.7
MatsukiyoCocokara & Co. (8,000) (402,111) (20,520) (36.3)
Nidec Corp. (4,700) (241,858) 33,932 60.0
Nintendo Co. Ltd. (4,400) (185,005) 2,752 4.9
Nippon Paint Holdings Co. Ltd. (31,200) (245,048) 20,952 37.0
Rakuten Group, Inc. (63,000) (283,946) 10,549 18.6
Sekisui House Ltd. (22,100) (391,812) 13,328 23.6
Seven & i Holdings Co. Ltd. (6,100) (261,424) 2,070 3.7
Shiseido Co. Ltd. (5,800) (284,280) (9,880) (17.5)
SoftBank Corp. (21,600) (244,375) 196 0.3
Sumitomo Electric Industries Ltd. (17,200) (194,333) 10,837 19.2
Unicharm Corp. (7,200) (275,661) 7,791 13.8
West Japan Railway Co. (4,400) (191,045) 1,564 2.8
Yaskawa Electric Corp. (7,900) (252,053) 15,213 26.9

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
Z Holdings Corp. (77,900) (194,556) 12,463 22.0
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-6.20% to 0.25%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
1-13 months
maturity
ranging from
01/05/2023
- 01/31/2024 $127,962,501 $147,742 $823,549 $971,291
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
3M Co. 2,929 351,246 (6,473) (0.7)
Abbott Laboratories 5,069 556,526 16,221 1.7
Alphabet, Inc. 4,664 411,505 (979) (0.1)
Altria Group, Inc. 9,288 424,554 (6,343) (0.7)
Arrow Electronics, Inc. 3,296 344,663 8,800 0.9
AT&T, Inc. 25,660 472,401 14,113 1.5
Boeing Co. (The) 2,099 399,839 5,155 0.5
Booking Holdings, Inc. 183 368,796 15,343 1.6
Cisco Systems, Inc. 9,341 445,005 2,242 0.2
Citigroup, Inc. 8,828 399,290 11,300 1.2
Coca-Cola Co. (The) 8,466 538,522 6,519 0.7
CVS Health Corp. 5,389 502,201 (9,886) (1.0)
Dow, Inc. 10,223 515,137 10,224 1.1
DTE Energy Co. 3,140 369,044 4,513 0.5
Eastman Chemical Co. 4,419 359,883 2,577 0.3
Expedia Group, Inc. 4,472 391,747 10,425 1.1
Exxon Mobil Corp. 3,939 434,472 13,454 1.4
Gartner, Inc. 1,018 342,191 (2,973) (0.3)
General Dynamics Corp. 1,882 466,943 7,026 0.7
Intel Corp. 16,455 434,906 (5,924) (0.6)
Johnson & Johnson 1,999 353,123 2,339 0.2
Kroger Co. (The) 8,184 364,843 1,473 0.2
Lockheed Martin Corp. 733 356,597 3,445 0.4
Macy's, Inc. 21,090 435,508 10,824 1.1
Medtronic plc 5,575 433,289 3,345 0.3
Pfizer, Inc. 8,388 429,801 (1,007) (0.1)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
United States
Air Products and Chemicals, Inc. (1,135) (349,875) 6,197 0.6
Apple, Inc. (2,672) (347,173) 1,092 0.1
DR Horton, Inc. (5,981) (533,146) (5,020) (0.5)
Eli Lilly & Co. (1,352) (494,616) (10,897) (1.1)
First Citizens BancShares, Inc. (461) (349,604) (12,991) (1.3)
Five Below, Inc. (2,108) (372,842) (19,046) (2.0)
FTI Consulting, Inc. (2,313) (367,304) (7,101) (0.7)
Honeywell International, Inc. (2,713) (581,396) (10,859) (1.1)
ICU Medical, Inc. (2,844) (447,873) (14,504) (1.5)
International Business Machines Corp. (3,915) (551,584) 3,624 0.4
Lancaster Colony Corp. (1,994) (393,416) 1,356 0.1
McCormick & Co., Inc. (Non-Voting) (5,860) (485,735) (293) (0.0)
Monster Beverage Corp. (5,065) (514,249) (5,622) (0.6)
Northrop Grumman Corp. (996) (543,428) (13,038) (1.3)
NVIDIA Corp. (2,407) (351,759) 36,449 3.8
Oracle Corp. (5,241) (428,399) (5,298) (0.5)
Penumbra, Inc. (1,575) (350,374) (4,237) (0.4)
Principal Financial Group, Inc. (4,599) (385,948) 1,794 0.2
Progressive Corp. (The) (2,650) (343,732) (6,996) (0.7)
Quanta Services, Inc. (3,074) (438,045) (430) (0.0)
RPM International, Inc. (3,562) (347,117) 2,351 0.2
T-Mobile US, Inc. (2,581) (361,340) 4,181 0.4
Visa, Inc. (2,359) (490,106) (3,733) (0.4)
WW Grainger, Inc. (626) (348,212) 3,318 0.3

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2022
Collateral pledged to, or (received from), each counterparty at December 31, 2022 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BARC
Cash $ – $ 2,576,739 $ 2,576,739
CITG
Cash – 480,008 480,008
CITI
Cash (52,110) – (52,110)
Investment Companies 2,867,451 – 2,867,451
GSCO
Cash – 172,483 172,483
GSIN
Cash (330,706) – (330,706)
U.S. Treasury Bills 4,837,711 – 4,837,711
JPMC
Investment Companies 10,896,252 – 10,896,252
JPMS
Cash – 2,816,547 2,816,547
MSCL
Cash – 1,253,642 1,253,642
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at December 31, 2022 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
GSCO
Cash $ – $ 831,414 $ 831,414
JPPC
Cash – 311,136 311,136
MSCL
Cash – 1,914,148 1,914,148

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2022
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 105.8%
COMMON STOCKS - 54.3%
Australia - 1.8%
BHP Group Ltd. (2)(a) 20,631 639,084
BlueScope Steel Ltd. (2) 37,550 427,966
Harvey Norman Holdings Ltd. (2) 40,889 114,571
Incitec Pivot Ltd. (2) 62,712 159,641
JB Hi-Fi Ltd. (2) 13,748 391,842
Sonic Healthcare Ltd. (2) 4,791 97,502
South32 Ltd. (2) 154,770 424,322
Whitehaven Coal Ltd. (2) 40,528 258,202
2,513,130
—
Austria - 0.0% (b)
ams-OSRAM AG (2)* 7,672 56,210
Mondi plc (2) 394 6,663
62,873
—
Belgium - 0.1%
Ageas SA/NV (2) 1,410 62,564
Proximus SADP (2) 6,943 67,034
129,598
—
Brazil - 0.1%
Yara International ASA (2) 3,912 171,803
Canada - 2.7%
ARC Resources Ltd. 15,000 202,179
Bank of Montreal 75 6,794
Bank of Nova Scotia (The) 2,739 134,199
Canadian Natural Resources Ltd. 1,073 59,586
Canadian Tire Corp. Ltd., Class A 781 81,619
Empire Co. Ltd., Class A (a) 8,689 228,840
Fairfax Financial Holdings Ltd. 252 149,277
Imperial Oil Ltd. 8,777 427,506
Manulife Financial Corp. (a) 8,657 154,407
Nutrien Ltd. (a) 5,089 371,527
Onex Corp. 3,387 163,321
Open Text Corp. (a) 1,813 53,721
Ritchie Bros Auctioneers, Inc. (a) 4,950 285,923
Shaw Communications, Inc., Class
B 964 27,774
Suncor Energy, Inc. 21,879 694,019
Teck Resources Ltd., Class B 4,205 158,914
Toromont Industries Ltd. 208 15,010
West Fraser Timber Co. Ltd. 8,040 580,555
3,795,171
—
Chile - 0.2%
Lundin Mining Corp. 34,963 214,581
China - 0.4%
BOC Hong Kong Holdings Ltd. (2) 2,500 8,487
NXP Semiconductors NV 1,233 194,851
SITC International Holdings Co.
Ltd. (2) 143,000 316,951
Wilmar International Ltd. (2) 6,900 21,496
541,785
—
INVESTMENTS SHARES VALUE ($)
Denmark - 0.6%
AP Moller - Maersk A/S, Class B
(2)(a) 361 808,136
ISS A/S (2)* 3,714 78,612
886,748
—
Finland - 0.1%
Nokia OYJ (2) 14,460 67,177
Nordea Bank Abp (2) 1,162 12,447
79,624
—
France - 1.3%
BNP Paribas SA (2) 836 47,601
Bouygues SA (2)(a) 1,073 32,181
Cie de Saint-Gobain (2)(a) 12,648 618,751
Dassault Aviation SA (2) 952 161,453
Eiffage SA (2) 152 14,951
Electricite de France SA (2)(a) 3,342 42,906
Ipsen SA (2) 678 72,926
Orange SA (2) 621 6,162
Renault SA (2)* 2,888 96,369
Rexel SA (2) 9,045 178,896
Rubis SCA (2) 4,200 110,595
Sanofi (2)(a) 836 80,613
TotalEnergies SE (2)(a) 7,313 459,060
1,922,464
—
Germany - 1.6%
BASF SE (2)(a) 2,124 104,583
Bayer AG (Registered) (2)(a) 4,367 224,770
Bayerische Motoren Werke AG (2) 5,346 473,308
Deutsche Bank AG (Registered) (2) 62,001 696,990
Deutsche Lufthansa AG
(Registered) (2)* 2,052 16,915
Deutsche Post AG (Registered) (2)
(a) 2,394 89,599
Freenet AG (2) 926 20,135
GEA Group AG (2) 1,089 44,287
HeidelbergCement AG (2)(a) 1,499 84,941
HelloFresh SE (2)* 664 14,492
Mercedes-Benz Group AG (2)(a) 935 61,144
ProSiebenSat.1 Media SE (2) 16,195 143,648
Rational AG (2) 39 23,159
TeamViewer AG (2)*(c) 6,440 82,609
thyssenkrupp AG (2)* 32,529 197,534
TUI AG (2)* 8,435 13,526
2,291,640
—
Guatemala - 0.1%
Millicom International Cellular SA,
SDR (2)* 11,543 146,245
Hong Kong - 0.1%
Hong Kong Exchanges & Clearing
Ltd. (2) 800 34,376
New World Development Co. Ltd.
(2) 29,000 81,350
WH Group Ltd. (2)(c) 76,000 44,326
160,052
—

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2022
INVESTMENTS SHARES VALUE ($)
Italy - 0.9%
Buzzi Unicem SpA (2) 5,499 105,966
Eni SpA (2) 3,058 43,483
Leonardo SpA (2) 28,795 248,350
UniCredit SpA (2) 37,051 525,738
Unipol Gruppo SpA (2) 76,684 373,359
1,296,896
—
Japan - 3.6%
AGC, Inc. (2) 1,900 63,053
Alfresa Holdings Corp. (2) 600 7,627
Dai-ichi Life Holdings, Inc. (2) 23,800 537,485
ENEOS Holdings, Inc. (2) 4,100 13,962
Idemitsu Kosan Co. Ltd. (2) 3,700 86,623
Iida Group Holdings Co. Ltd. (2)(a) 5,800 88,062
Inpex Corp. (2) 7,800 83,814
Japan Post Insurance Co. Ltd. (2) 19,500 342,949
JFE Holdings, Inc. (2) 28,400 329,539
JTEKT Corp. (2) 16,000 111,400
Kawasaki Kisen Kaisha Ltd. (2) 5,600 118,586
Koito Manufacturing Co. Ltd. (2) 900 13,417
Kuraray Co. Ltd. (2) 6,800 54,424
Marubeni Corp. (2)(a) 5,800 66,445
Mazda Motor Corp. (2) 55,500 416,031
Mitsubishi Gas Chemical Co., Inc.
(2) 1,100 15,121
Mitsubishi Motors Corp. (2)* 50,000 189,880
Mitsui Chemicals, Inc. (2) 2,800 62,890
Mitsui OSK Lines Ltd. (2) 5,100 127,438
Mizuho Financial Group, Inc. (2) 29,700 418,423
Nippon Steel Corp. (2) 39,100 678,431
Nippon Yusen KK (2) 13,900 327,771
Nissan Motor Co. Ltd. (2) 11,800 36,927
Obayashi Corp. (2) 2,200 16,618
Osaka Gas Co. Ltd. (2) 1,700 27,392
Ryohin Keikaku Co. Ltd. (2) 17,800 210,449
Santen Pharmaceutical Co. Ltd. (2) 5,100 41,557
SCREEN Holdings Co. Ltd. (2) 3,300 210,432
Shimamura Co. Ltd. (2) 200 19,931
Shin-Etsu Chemical Co. Ltd. (2)(a) 500 61,056
Sojitz Corp. (2) 4,880 92,982
Subaru Corp. (2) 1,600 24,224
Sumitomo Heavy Industries Ltd. (2) 700 13,975
Sumitomo Metal Mining Co. Ltd.
(2)(a) 600 21,083
Sumitomo Mitsui Financial Group,
Inc. (2) 600 24,139
Sumitomo Pharma Co. Ltd. (2) 5,300 40,172
THK Co. Ltd. (2) 1,200 22,690
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a) 11,400 41,056
Tosoh Corp. (2) 8,100 96,322
Toyota Boshoku Corp. (2) 500 6,636
Toyota Tsusho Corp. (2)(a) 600 22,071
Yamada Holdings Co. Ltd. (2) 4,500 15,974
5,199,057
—
INVESTMENTS SHARES VALUE ($)
Luxembourg - 0.4%
Aperam SA (2) 448 14,208
ArcelorMittal SA (2) 21,846 576,344
590,552
—
Macau - 0.0% (b)
Sands China Ltd. (2)* 2,800 9,185
Netherlands - 1.2%
Aegon NV (2) 31,544 159,823
ASR Nederland NV (2) 376 17,865
ING Groep NV (2) 5,135 62,550
NN Group NV (2) 5,186 212,067
OCI NV (2) 2,571 91,920
Shell plc (2) 41,426 1,167,833
1,712,058
—
Nigeria - 0.0% (b)
Airtel Africa plc (2)(c) 4,592 6,188
Norway - 0.1%
Equinor ASA (2)(a) 3,388 121,766
Norsk Hydro ASA (2)(a) 5,081 37,967
159,733
—
Russia - 0.0%
Evraz plc (3)*(d) 27,473 –
Singapore - 0.2%
STMicroelectronics NV (2) 6,501 231,020
Spain - 1.1%
Acerinox SA (2) 20,848 206,089
Banco de Sabadell SA (2) 129,243 121,484
Banco Santander SA (2) 118,188 353,396
Mapfre SA (2) 53,625 103,738
Repsol SA (2) 49,993 795,739
1,580,446
—
Sweden - 0.5%
Skanska AB, Class B (2) 1,142 18,104
SSAB AB, Class B (2) 79,534 414,296
Svenska Handelsbanken AB, Class
A (2) 16,451 165,629
Telefonaktiebolaget LM Ericsson,
Class B (2) 18,814 110,239
708,268
—
Switzerland - 1.1%
Clariant AG (Registered) (2)* 1,287 20,439
DKSH Holding AG (2) 839 63,624
Dufry AG (Registered) (2)* 765 31,873
Novartis AG (Registered) (2)(a) 13,063 1,182,169
Swiss Life Holding AG (Registered)
(2) 71 36,598
Temenos AG (Registered) (2) 3,327 183,029
UBS Group AG (Registered) (2) 6,146 114,231
1,631,963
—
United Kingdom - 1.6%
Aviva plc (2) 33,465 177,520
Barclays plc (2) 258,825 492,496
BP plc (2) 66,090 381,336
British American Tobacco plc (2)(a) 1,625 64,282

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2022
INVESTMENTS SHARES VALUE ($)
United Kingdom - 1.6% (continued)
CK Hutchison Holdings Ltd. (2)(a) 37,500 224,657
DCC plc (2) 2,233 109,801
Direct Line Insurance Group plc (2) 4,135 11,021
Harbour Energy plc (2) 29,934 110,465
HSBC Holdings plc (2) 5,324 32,996
Inchcape plc (2) 3,045 30,064
InterContinental Hotels Group plc
(2)(a) 695 39,878
International Distributions Services
plc (2) 37,294 95,596
Liberty Global plc, Class C * 8,449 164,164
Lloyds Banking Group plc (2) 87,680 47,848
Man Group plc (2) 26,955 69,351
Marks & Spencer Group plc (2)* 107,091 157,986
Standard Chartered plc (2) 1,906 14,216
Vodafone Group plc (2) 72,216 73,134
2,296,811
—
United States - 34.5%
3M Co. (a) 2,413 289,367
Abbott Laboratories (a) 2,246 246,588
Accenture plc, Class A (a) 94 25,083
ACI Worldwide, Inc. * 8,836 203,228
Activision Blizzard, Inc. 705 53,968
Adient plc * 801 27,787
Adobe, Inc. *(a) 2,115 711,760
Advanced Micro Devices, Inc. * 482 31,219
AGCO Corp. (a) 208 28,848
Alaska Air Group, Inc. * 3,452 148,229
Align Technology, Inc. * 730 153,957
Allison Transmission Holdings, Inc. 12,270 510,432
Ally Financial, Inc. 14,851 363,107
Alphabet, Inc., Class A *(a) 9,272 818,068
Alphabet, Inc., Class C *(a) 6,533 579,673
Altice USA, Inc., Class A * 78,198 359,711
Altria Group, Inc. (a) 3,450 157,700
Amazon.com, Inc. *(a) 10,134 851,255
American International Group, Inc. 8,711 550,884
American Tower Corp., REIT 324 68,643
Antero Resources Corp. * 2,231 69,139
APA Corp. 6,393 298,425
Apple, Inc. (a) 17,645 2,292,614
Applied Materials, Inc. (a) 1,086 105,755
Arrow Electronics, Inc. * 2,097 219,283
Associated Banc-Corp. 4,344 100,303
AT&T, Inc. (a) 21,670 398,945
Autodesk, Inc. *(a) 432 80,728
AutoNation, Inc. * 2,846 305,376
Avantor, Inc. * 1,564 32,985
Avis Budget Group, Inc. * 45 7,377
Axis Capital Holdings Ltd. 1,096 59,370
Baker Hughes Co. 4,122 121,723
Bank of America Corp. (a) 4,754 157,452
Bank of New York Mellon Corp.
(The) 2,208 100,508
Bath & Body Works, Inc. (a) 2,936 123,723
Berkshire Hathaway, Inc., Class B
*(a) 1,592 491,769
Best Buy Co., Inc. (a) 2,091 167,719
Biogen, Inc. *(a) 71 19,661
INVESTMENTS SHARES VALUE ($)
United States - 34.5% (continued)
Booking Holdings, Inc. *(a) 254 511,881
Bright Horizons Family Solutions,
Inc. * 153 9,654
Bristol-Myers Squibb Co. (a) 2,808 202,036
Broadcom, Inc. (a) 749 418,788
Brunswick Corp. (a) 775 55,862
Builders FirstSource, Inc. * 2,977 193,148
BWX Technologies, Inc. 2,757 160,127
Caesars Entertainment, Inc. * 901 37,482
Capital One Financial Corp. 906 84,222
Cardinal Health, Inc. (a) 1,273 97,856
Celanese Corp. 474 48,462
CF Industries Holdings, Inc. 2,212 188,462
Chemours Co. (The) 4,500 137,790
Chesapeake Energy Corp. 1,776 167,601
Chevron Corp. (a) 1,121 201,208
Cigna Corp. (a) 1,891 626,563
Cisco Systems, Inc. (a) 16,243 773,816
Citigroup, Inc. 19,588 885,964
Cleveland-Cliffs, Inc. * 7,914 127,495
CNO Financial Group, Inc. 13,484 308,109
Coca-Cola Co. (The) (a) 4,203 267,353
Coca-Cola Consolidated, Inc. 421 215,704
Cognizant Technology Solutions
Corp., Class A (a) 3,316 189,642
Comcast Corp., Class A (a) 15,813 552,981
Comerica, Inc. 1,019 68,120
Corning, Inc. 199 6,356
Coterra Energy, Inc. 2,491 61,204
Crane Holdings Co. 971 97,537
Crowdstrike Holdings, Inc., Class
A *(a) 441 46,433
Crown Castle, Inc., REIT 311 42,184
CVS Health Corp. (a) 9,776 911,024
Danaher Corp. (a) 23 6,105
Datadog, Inc., Class A *(a) 647 47,555
DaVita, Inc. * 850 63,470
Dell Technologies, Inc., Class C 3,221 129,549
Delta Air Lines, Inc. * 6,522 214,313
Digital Realty Trust, Inc., REIT 191 19,152
Discover Financial Services 1,730 169,246
DocuSign, Inc. *(a) 3,726 206,495
Dow, Inc. (a) 2,933 147,794
Dropbox, Inc., Class A * 742 16,606
DXC Technology Co. * 10,425 276,263
Eagle Materials, Inc. 161 21,389
Eastman Chemical Co. 1,061 86,408
Elanco Animal Health, Inc. * 4,515 55,173
Elevance Health, Inc. (a) 12 6,156
Enhabit, Inc. * 8,887 116,953
EOG Resources, Inc. 341 44,166
EQT Corp. 4,414 149,326
Equinix, Inc., REIT 61 39,957
Exelixis, Inc. * 2,614 41,929
Expedia Group, Inc. * 7,078 620,032
Exxon Mobil Corp. (a) 6,786 748,495
FedEx Corp. (a) 570 98,724
Fidelity National Information
Services, Inc. (a) 2,568 174,239
FirstEnergy Corp. (a) 366 15,350

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2022
INVESTMENTS SHARES VALUE ($)
United States - 34.5% (continued)
FleetCor Technologies, Inc. *(a) 139 25,532
Ford Motor Co. 13,331 155,040
Gates Industrial Corp. plc * 17,367 198,157
Generac Holdings, Inc. * 676 68,046
General Dynamics Corp. (a) 568 140,926
General Motors Co. 16,270 547,323
Gilead Sciences, Inc. (a) 1,975 169,554
Global Payments, Inc. (a) 176 17,480
Goodyear Tire & Rubber Co. (The)
* 16,617 168,663
Grand Canyon Education, Inc. * 539 56,951
H&R Block, Inc. 1,211 44,214
Halliburton Co. 4,696 184,788
Hartford Financial Services Group,
Inc. (The) 760 57,631
HCA Healthcare, Inc. (a) 382 91,665
Hewlett Packard Enterprise Co. 11,334 180,891
Home Depot, Inc. (The) (a) 26 8,212
Horizon Therapeutics plc *(a) 257 29,247
Humana, Inc. (a) 61 31,244
Huntington Ingalls Industries, Inc. 307 70,819
Huntsman Corp. 7,156 196,647
Incyte Corp. * 1,819 146,102
Intel Corp. (a) 21,562 569,884
International Paper Co. (a) 1,242 43,010
IPG Photonics Corp. * 769 72,801
Janus Henderson Group plc 1,570 36,926
Johnson & Johnson (a) 91 16,075
KB Home (a)(e) 4,133 131,636
Kennametal, Inc. 2,423 58,297
Kraft Heinz Co. (The) 7,311 297,631
Kroger Co. (The) (a) 4,924 219,512
Kyndryl Holdings, Inc. * 2,231 24,809
Laboratory Corp. of America
Holdings (a) 570 134,224
Lam Research Corp. 128 53,798
Lennar Corp., Class A (a) 1,013 91,677
Lincoln National Corp. 1,867 57,354
Lithia Motors, Inc., Class A 110 22,521
Lockheed Martin Corp. (a) 701 341,029
Louisiana-Pacific Corp. 608 35,994
Lumen Technologies, Inc. 58,065 303,099
LyondellBasell Industries NV, Class
A (a) 3,701 307,294
Macy's, Inc. 11,589 239,313
ManpowerGroup, Inc. (a) 2,946 245,137
Marathon Oil Corp. 7,490 202,754
Marathon Petroleum Corp. 3,423 398,403
Maravai LifeSciences Holdings,
Inc., Class A * 513 7,341
Marriott International, Inc., Class
A (a) 938 139,659
Mastercard, Inc., Class A (a) 346 120,315
Mattel, Inc. *(a) 6,466 115,353
Medtronic plc (a) 4,170 324,092
Merck & Co., Inc. (a) 1,303 144,568
Meta Platforms, Inc., Class A *(a) 7,023 845,147
Microchip Technology, Inc. 2,605 183,001
Micron Technology, Inc. 352 17,593
Microsoft Corp. (a) 10,143 2,432,493
INVESTMENTS SHARES VALUE ($)
United States - 34.5% (continued)
Moderna, Inc. *(a) 298 53,527
Mohawk Industries, Inc. *(a) 351 35,879
Mosaic Co. (The) 6,743 295,815
Navient Corp. 23,290 383,121
NCR Corp. * 9,654 226,000
Netflix, Inc. *(a) 882 260,084
NRG Energy, Inc. 1,325 42,162
NuVasive, Inc. * 762 31,425
Occidental Petroleum Corp. 1,578 99,398
Ovintiv, Inc. 1,837 93,154
Owens Corning 4,005 341,627
PACCAR, Inc. (a) 1,000 98,970
PacWest Bancorp 348 7,987
PDC Energy, Inc. 2,817 178,823
Pentair plc 152 6,837
Petco Health & Wellness Co., Inc. * 1,226 11,622
Pfizer, Inc. (a) 17,683 906,076
Phillips 66 734 76,395
Pilgrim's Pride Corp. * 3,261 77,384
Pioneer Natural Resources Co. 246 56,184
Playtika Holding Corp. * 21,980 187,050
Popular, Inc. 2,193 145,440
Premier, Inc., Class A 242 8,465
Prologis, Inc., REIT 1,198 135,051
Public Storage, REIT 111 31,101
PulteGroup, Inc. (a) 3,431 156,213
PVH Corp. 3,077 217,205
Qorvo, Inc. * 838 75,956
QUALCOMM, Inc. (a) 2,237 245,936
QuidelOrtho Corp. * 501 42,921
Range Resources Corp. 256 6,405
Raytheon Technologies Corp. (a) 980 98,902
RingCentral, Inc., Class A * 3,573 126,484
Roche Holding AG (2)(a) 54 16,969
Salesforce, Inc. *(a) 2,955 391,803
Schlumberger Ltd. 130 6,950
Schneider National, Inc., Class B 5,719 133,825
Semtech Corp. * 11,738 336,763
ServiceNow, Inc. *(a) 347 134,730
Signify NV (2)(c) 322 10,839
Simon Property Group, Inc., REIT 376 44,172
Skyworks Solutions, Inc. 837 76,276
Sotera Health Co. * 7,640 63,641
Southwest Airlines Co. * 6,028 202,963
Southwestern Energy Co. * 4,777 27,945
SS&C Technologies Holdings, Inc.
(a) 4,458 232,083
Stellantis NV (2) 41,220 585,751
Stifel Financial Corp. 962 56,152
Swiss Re AG (2) 1,091 102,010
Synaptics, Inc. * 1,741 165,674
Synchrony Financial 2,615 85,929
Syneos Health, Inc. * 10,508 385,433
Taylor Morrison Home Corp., Class
A * 7,583 230,144
Tenet Healthcare Corp. * 6,339 309,280
Teradata Corp. * 5,191 174,729
Terex Corp. 1,963 83,859
Tesla, Inc. *(a) 3,532 435,072
Textron, Inc. (a) 5,832 412,906

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2022
INVESTMENTS SHARES VALUE ($)
United States - 34.5% (continued)
Toll Brothers, Inc. 7,236 361,221
Travel + Leisure Co. 6,996 254,654
Tyson Foods, Inc., Class A 8,125 505,781
UMB Financial Corp. 234 19,544
Umpqua Holdings Corp. 2,470 44,090
United Airlines Holdings, Inc. * 1,275 48,068
United States Steel Corp. 9,339 233,942
Universal Display Corp. 778 84,055
Universal Health Services, Inc.,
Class B (a) 1,626 229,087
Unum Group 7,060 289,672
US Bancorp 860 37,505
Vail Resorts, Inc. 388 92,480
Valero Energy Corp. 2,242 284,420
Veeva Systems, Inc., Class A *(a) 47 7,585
VeriSign, Inc. *(a) 384 78,889
Verizon Communications, Inc. (a)(e) 7,843 309,014
Viatris, Inc. 32,464 361,324
Vicor Corp. * 1,509 81,109
Victoria's Secret & Co. * 373 13,346
Virtu Financial, Inc., Class A 9,773 199,467
Visa, Inc., Class A (a) 339 70,431
Vishay Intertechnology, Inc. 11,954 257,848
VMware, Inc., Class A *(a) 248 30,444
Vontier Corp. 17,194 332,360
Walt Disney Co. (The) *(a) 125 10,860
Washington Federal, Inc. 6,055 203,145
Wells Fargo & Co. 13,608 561,874
Western Digital Corp. * 710 22,401
Western Union Co. (The) 19,032 262,071
Westrock Co. 9,279 326,250
WEX, Inc. * 421 68,897
Whirlpool Corp. (a) 107 15,136
Williams-Sonoma, Inc. (a) 2,810 322,925
Wintrust Financial Corp. 1,931 163,208
Workday, Inc., Class A *(a) 734 122,820
Wyndham Hotels & Resorts, Inc. 189 13,478
Xerox Holdings Corp. 4,285 62,561
XPO, Inc. * 1,188 39,549
Zions Bancorp NA 1,942 95,469
Zoom Video Communications, Inc.,
Class A *(a) 188 12,735
49,359,355
—
TOTAL COMMON STOCKS
(Cost $73,498,397) 77,697,246
PRINCIPAL
AMOUNT
FOREIGN GOVERNMENT SECURITIES - 6.2%
Federal Republic of Germany
0.50%, 4/15/2030 (2)(f)(g) EUR 2,314,542 2,516,674
0.10%, 4/15/2033 (2)(f)(g) 462,464 487,761
French Republic
1.85%, 7/25/2027 (2)(f)(g) 781,571 891,929
0.10%, 3/1/2029 (2)(f)(g) 348,099 362,536
0.70%, 7/25/2030 (2)(f)(g) 1,208,930 1,308,542
0.10%, 7/25/2031 (2)(f)(g) 805,518 828,331
United Kingdom Gilt Inflation Linked
0.13%, 8/10/2028 (2)(f)(g) GBP 382,692 460,698
0.13%, 8/10/2031 (2)(f)(g) 242,640 295,012
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
FOREIGN GOVERNMENT SECURITIES - 6.2% (continued)
1.25%, 11/22/2032 (2)(f)(g) GBP 656,188 877,520
0.75%, 3/22/2034 (2)(f)(g) 613,532 779,422
Cost: $9,011,712 $–
TOTAL FOREIGN GOVERNMENT SECURITIES
(Cost $9,011,712) 8,808,425
U.S. TREASURY OBLIGATIONS - 6.8%
U.S. Treasury Inflation Linked Notes
0.50%, 1/15/2028 (2) $ 120,816 113,607
0.75%, 7/15/2028 (2) 118,722 113,088
0.25%, 7/15/2029 (2) 466,020 426,617
0.13%, 1/15/2030 (2) 579,150 520,205
0.13%, 7/15/2030 (2) 1,859,728 1,665,085
0.13%, 1/15/2031 (2) 1,946,177 1,728,322
0.13%, 7/15/2031 (2) 2,001,420 1,768,380
0.13%, 1/15/2032 (2) 2,150,140 1,883,249
0.63%, 7/15/2032 (2) 1,641,104 1,503,115
Cost: $10,128,232 $–
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $10,128,232) 9,721,668
SHARES
SHORT-TERM INVESTMENTS - 38.5%
INVESTMENT COMPANIES - 21.2%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 3.94% (h)(i) 2,460,463 2,460,463
Limited Purpose Cash Investment
Fund, 4.08% (h) 27,957,674 27,946,492
TOTAL INVESTMENT COMPANIES
(Cost $30,401,467) 30,406,955
—
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 17.3%
U.S. Treasury Bills
3.38%, 3/9/2023 (2)(j) $ 1,360,000 1,349,580
3.93%, 4/6/2023 (2)(j) 2,571,000 2,543,105
4.33%, 4/20/2023 (2)(j) 7,254,000 7,159,425
4.54%, 5/4/2023 (2)(j) 1,181,000 1,163,174
4.59%, 5/11/2023 (2)(j) 2,999,000 2,950,582
4.63%, 5/25/2023 (2)(j) 3,576,000 3,512,364
4.66%, 6/1/2023 (2)(j) 1,317,000 1,292,457
4.68%, 6/8/2023 (2)(j) 2,497,000 2,448,200
4.74%, 6/15/2023 (2)(j) 1,930,000 1,891,094
4.71%, 6/29/2023 (2)(j) 370,000 361,809
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $24,671,519) 24,671,790
—
TOTAL SHORT-TERM INVESTMENTS
(Cost $55,072,986) 55,078,745
TOTAL LONG POSITIONS
(Cost $147,711,327) 151,306,084

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2022
INVESTMENTS SHARES VALUE ($)
SHORT POSITIONS - (12.2)%
COMMON STOCKS - (12.2)%
Australia - (0.4)%
Cleanaway Waste Management
Ltd. (2) (19,582) (34,892)
Endeavour Group Ltd. (2) (12,074) (52,545)
IDP Education Ltd. (2) (8,024) (147,877)
IGO Ltd. (2) (4,402) (40,267)
Lynas Rare Earths Ltd. (2) (18,725) (98,709)
Mineral Resources Ltd. (2) (1,251) (65,623)
OZ Minerals Ltd. (2) (1,554) (29,292)
Reece Ltd. (2) (756) (7,226)
Washington H Soul Pattinson & Co.
Ltd. (2) (963) (18,067)
Worley Ltd. (2) (12,673) (129,270)
(623,768)
—
Brazil - (0.0)% (b)
Wheaton Precious Metals Corp. (288) (11,252)
Canada - (0.9)%
BlackBerry Ltd. (55,060) (179,331)
CAE, Inc. (1,069) (20,677)
Cameco Corp. (15,074) (341,671)
Canadian Pacific Railway Ltd. (2,249) (167,678)
Constellation Software, Inc. (171) (266,977)
Dollarama, Inc. (867) (50,707)
Kinross Gold Corp. (21,699) (88,463)
Pan American Silver Corp. (8,447) (137,872)
(1,253,376)
—
Chile - (0.0)% (b)
Antofagasta plc (2) (3,169) (59,158)
China - (0.1)%
Prosus NV (2) (1,523) (105,153)
Denmark - (0.2)%
Coloplast A/S, Class B (2) (939) (110,007)
Novo Nordisk A/S, Class B (2) (53) (7,198)
Novozymes A/S, Class B (2) (528) (26,787)
SimCorp A/S (2) (467) (32,154)
Vestas Wind Systems A/S (2) (4,976) (145,154)
(321,300)
—
Faroe Islands - (0.0)% (b)
Bakkafrost P/F (2) (980) (61,179)
France - (0.6)%
Aeroports de Paris (2) (935) (125,264)
Alstom SA (2) (4,419) (108,118)
EssilorLuxottica SA (2) (250) (45,233)
Gaztransport Et Technigaz SA (2) (178) (19,023)
Hermes International (2) (191) (295,639)
LVMH Moet Hennessy Louis
Vuitton SE (2) (79) (57,488)
SOITEC (2) (50) (8,207)
Worldline SA (2)(c) (4,232) (165,736)
(824,708)
—
Germany - (0.1)%
Rheinmetall AG (2) (519) (103,321)
INVESTMENTS SHARES VALUE ($)
Italy - (0.6)%
Banca Generali SpA (2) (577) (19,807)
DiaSorin SpA (2) (983) (137,547)
Ferrari NV (2) (1,566) (335,811)
Infrastrutture Wireless Italiane SpA
(2)(c) (4,207) (42,441)
Nexi SpA (2)(c) (22,842) (180,313)
Reply SpA (2) (94) (10,783)
Telecom Italia SpA (2) (429,739) (99,593)
(826,295)
—
Japan - (1.0)%
Azbil Corp. (2) (600) (15,064)
BayCurrent Consulting, Inc. (2) (2,800) (87,164)
Capcom Co. Ltd. (2) (7,900) (252,171)
Disco Corp. (2) (200) (57,004)
JSR Corp. (2) (3,100) (60,702)
Koei Tecmo Holdings Co. Ltd. (2) (400) (7,235)
Kurita Water Industries Ltd. (2) (400) (16,522)
Lasertec Corp. (2) (1,200) (195,925)
MonotaRO Co. Ltd. (2) (7,400) (104,236)
Nexon Co. Ltd. (2) (3,600) (80,823)
Nippon Paint Holdings Co. Ltd. (2) (8,600) (67,545)
Obic Co. Ltd. (2) (1,400) (205,533)
TIS, Inc. (2) (3,000) (78,845)
Trend Micro, Inc. (2) (300) (14,030)
Unicharm Corp. (2) (2,900) (111,030)
Yaskawa Electric Corp. (2) (200) (6,381)
Z Holdings Corp. (2) (36,400) (90,910)
(1,451,120)
—
Netherlands - (0.2)%
Argenx SE (2) (628) (235,755)
Koninklijke DSM NV (2) (660) (81,044)
(316,799)
—
Norway - (0.2)%
Kongsberg Gruppen ASA (2) (2,762) (117,561)
Salmar ASA (2) (580) (22,746)
Schibsted ASA, Class A (2) (4,211) (79,856)
(220,163)
—
Singapore - (0.0)% (b)
Grab Holdings Ltd., Class A (1,839) (5,922)
South Korea - (0.1)%
Delivery Hero SE (2)(c) (3,252) (156,063)
Spain - (0.3)%
Acciona SA (2) (494) (90,912)
CaixaBank SA (2) (17,104) (67,061)
Cellnex Telecom SA (2)(c) (9,853) (326,836)
(484,809)
—
Sweden - (0.2)%
Beijer Ref AB (2) (2,157) (30,458)
Hexagon AB, Class B (2) (12,311) (129,082)
Nibe Industrier AB, Class B (2) (14,560) (135,900)
(295,440)
—

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2022
INVESTMENTS SHARES VALUE ($)
Switzerland - (0.5)%
Bachem Holding AG, Class B (2) (4,619) (400,793)
SIG Group AG (2) (6,839) (149,440)
Tecan Group AG (Registered) (2) (246) (110,120)
(660,353)
—
United Kingdom - (0.3)%
AVEVA Group plc (2) (434) (16,799)
B&M European Value Retail SA (2) (2,453) (12,176)
ConvaTec Group plc (2)(c) (19,418) (54,383)
Ocado Group plc (2) (17,969) (133,384)
Rentokil Initial plc (2) (7,697) (47,289)
Rolls-Royce Holdings plc (2) (150,047) (167,599)
Subsea 7 SA (2) (2,052) (23,761)
(455,391)
—
United States - (6.4)%
10X Genomics, Inc., Class A (2,833) (103,235)
Advanced Drainage Systems, Inc. (75) (6,148)
Affirm Holdings, Inc. (11,619) (112,356)
agilon health, Inc. (14,829) (239,339)
Alcoa Corp. (615) (27,964)
Alnylam Pharmaceuticals, Inc. (480) (114,072)
Arrowhead Pharmaceuticals, Inc. (1,860) (75,442)
Aspen Technology, Inc. (103) (21,156)
Axon Enterprise, Inc. (1,049) (174,061)
AZEK Co., Inc. (The) (5,621) (114,219)
Azenta, Inc. (3,248) (189,099)
Ball Corp. (2,610) (133,475)
Bentley Systems, Inc., Class B (4,901) (181,141)
Bill.com Holdings, Inc. (971) (105,800)
Brookfield Renewable Corp. (735) (20,232)
Burlington Stores, Inc. (917) (185,931)
Catalent, Inc. (225) (10,127)
Celsius Holdings, Inc. (761) (79,174)
Ceridian HCM Holding, Inc. (134) (8,596)
ChargePoint Holdings, Inc. (7,331) (69,864)
Chart Industries, Inc. (1,507) (173,652)
Cloudflare, Inc., Class A (549) (24,820)
CNX Resources Corp. (5,013) (84,419)
Confluent, Inc., Class A (4,967) (110,466)
Core & Main, Inc., Class A (646) (12,474)
Crocs, Inc. (1,089) (118,080)
Definitive Healthcare Corp. (6,133) (67,402)
DoorDash, Inc., Class A (1,201) (58,633)
DoubleVerify Holdings, Inc. (2,836) (62,279)
DraftKings, Inc., Class A (11,782) (134,197)
Enphase Energy, Inc. (21) (5,564)
Entegris, Inc. (1,955) (128,228)
Envestnet, Inc. (792) (48,866)
EPAM Systems, Inc. (78) (25,564)
Equifax, Inc. (57) (11,079)
Etsy, Inc. (536) (64,202)
First Solar, Inc. (522) (78,190)
Five Below, Inc. (212) (37,496)
Five9, Inc. (407) (27,619)
Floor & Decor Holdings, Inc.,
Class A (121) (8,425)
Fox Factory Holding Corp. (562) (51,271)
Freshpet, Inc. (4,929) (260,102)
INVESTMENTS SHARES VALUE ($)
United States - (6.4)% (continued)
Frontier Communications Parent,
Inc. (342) (8,714)
FTI Consulting, Inc. (438) (69,554)
Globant SA (42) (7,063)
Grocery Outlet Holding Corp. (1,944) (56,745)
Hanesbrands, Inc. (5,846) (37,181)
HealthEquity, Inc. (1,329) (81,920)
Hess Corp. (213) (30,208)
IAC, Inc. (2,165) (96,126)
ICU Medical, Inc. (710) (111,811)
Illumina, Inc. (539) (108,986)
Inari Medical, Inc. (705) (44,810)
Insulet Corp. (710) (209,017)
Jamf Holding Corp. (2,273) (48,415)
Kinsale Capital Group, Inc. (30) (7,846)
Kohl's Corp. (8,210) (207,303)
Las Vegas Sands Corp. (824) (39,610)
Leslie's, Inc. (1,052) (12,845)
Masimo Corp. (61) (9,025)
Mirati Therapeutics, Inc. (2,253) (102,083)
MKS Instruments, Inc. (678) (57,447)
MP Materials Corp. (4,998) (121,351)
Natera, Inc. (2,645) (106,250)
nCino, Inc. (7,374) (194,969)
New Fortress Energy, Inc. (1,333) (56,546)
Norwegian Cruise Line Holdings
Ltd. (3,693) (45,202)
Novanta, Inc. (988) (134,240)
Novocure Ltd. (2,530) (185,576)
NVIDIA Corp. (314) (45,888)
Oak Street Health, Inc. (10,051) (216,196)
Okta, Inc. (844) (57,671)
Ollie's Bargain Outlet Holdings, Inc. (705) (33,022)
Palantir Technologies, Inc., Class A (16,008) (102,771)
Palo Alto Networks, Inc. (44) (6,140)
Papa John's International, Inc. (338) (27,821)
Paycor HCM, Inc. (2,491) (60,955)
Penumbra, Inc. (759) (168,847)
PerkinElmer, Inc. (69) (9,675)
Pinterest, Inc., Class A (6,307) (153,134)
Plug Power, Inc. (17,368) (214,841)
Pool Corp. (147) (44,443)
Procore Technologies, Inc. (332) (15,664)
Quanta Services, Inc. (1,363) (194,228)
R1 RCM, Inc. (8,043) (88,071)
Repligen Corp. (829) (140,358)
ROBLOX Corp., Class A (5,555) (158,095)
RPM International, Inc. (193) (18,808)
Saia, Inc. (631) (132,308)
Schneider Electric SE (2) (187) (26,261)
Scotts Miracle-Gro Co. (The) (1,341) (65,159)
SentinelOne, Inc., Class A (5,640) (82,288)
Shift4 Payments, Inc., Class A (2,358) (131,883)
SolarEdge Technologies, Inc. (322) (91,213)
SVB Financial Group (209) (48,099)
Take-Two Interactive Software, Inc. (104) (10,830)
Teladoc Health, Inc. (998) (23,603)
Teledyne Technologies, Inc. (25) (9,998)
Toast, Inc., Class A (2,281) (41,126)
Topgolf Callaway Brands Corp. (1,435) (28,341)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2022
INVESTMENTS SHARES VALUE ($)
United States - (6.4)% (continued)
Trade Desk, Inc. (The), Class A (2,385) (106,920)
UiPath, Inc., Class A (6,382) (81,115)
Unity Software, Inc. (3,230) (92,346)
Valvoline, Inc. (931) (30,397)
Viasat, Inc. (774) (24,497)
Wingstop, Inc. (850) (116,977)
Wolfspeed, Inc. (712) (49,156)
World Wrestling Entertainment,
Inc., Class A (581) (39,810)
Wynn Resorts Ltd. (405) (33,400)
ZoomInfo Technologies, Inc., Class
A (7,593) (228,624)
(9,006,281)
—
Zambia - (0.1)%
First Quantum Minerals Ltd. (7,596) (158,708)
TOTAL COMMON STOCKS
(Proceeds $(19,754,709)) (17,400,559)
TOTAL SHORT POSITIONS
(Proceeds $(19,754,709)) (17,400,559)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 93.6%
(Cost $127,956,618) 133,905,525
OTHER ASSETS IN EXCESS OF
LIABILITIES - 6.4% (k) 9,096,989
NET ASSETS - 100.0% 143,002,514
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 3,550,966 2.5%
Consumer Discretionary 7,207,478 5.1
Consumer Staples 1,495,579 1.1
Energy 7,679,516 5.4
Financials 11,628,148 8.1
Foreign Government Securities 8,808,425 6.2
Health Care 4,331,657 3.0
Industrials 6,116,500 4.3
Information Technology 10,603,970 7.3
Materials 7,052,946 4.9
Real Estate 461,609 0.3
Utilities 168,318 0.1
Investment Companies 30,406,955 21.2
U.S. Treasury Obligations 34,393,458 24.1
Total Investments In Securities
At Value 133,905,525 93.6
Other Assets in Excess of
Liabilities (k) 9,096,989 6.4
Net Assets
$ 143,002,514 100.0%
* Non-income producing security.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $19,106,688, which is inclusive of rehypothecated amounts disclosed below.
(b) Represents less than 0.05% of net assets.
(c) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2022 amounted to $(781,810), which represents (0.55)%
of net assets of the fund.
(d) Security fair valued using significant unobservable inputs (Level 3) as of December 31, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at December 31, 2022 amounted to $0, which represents 0.00% of net assets of the fund.
(e) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company with a total value of $83,973.
(f) Inflation protected security.
(g) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At December 31, 2022, the value of these securities amounted to $8,808,425 or 6.16% of net assets.
(h) Represents 7-day effective yield as of December 31, 2022.
(i) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(j) The rate shown was the effective yield at the date of purchase.
(k) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).
(3) Level 3 security (See Note 5).

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2022
Total return swap contracts outstanding as of December 31, 2022 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Swiss Market
Index March
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity Monthly MLIN 03/17/2023 CHF (2,237,760) $ 73,040
$ 73,040
Futures contracts outstanding as of December 31, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
CAC 40 10 Euro Index 17 1/2023 EUR $ 1,177,479 $ (38,490)
LME Aluminum Base Metal 1 1/2023 USD 58,805 67
LME Aluminum Base Metal 1 1/2023 USD 58,750 731
LME Aluminum Base Metal 1 1/2023 USD 59,381 4,929
LME Aluminum Base Metal 2 1/2023 USD 117,426 5,920
LME Aluminum Base Metal 3 1/2023 USD 176,249 4,886
LME Aluminum Base Metal 3 1/2023 USD 176,288 (461)
LME Aluminum Base Metal 4 1/2023 USD 234,851 18,239
LME Copper Base Metal 1 1/2023 USD 209,157 13,404
LME Copper Base Metal 1 1/2023 USD 209,250 19,226
LME Copper Base Metal 5 1/2023 USD 1,046,533 123,015
LME Lead Base Metal 1 1/2023 USD 58,156 7,530
LME Lead Base Metal 1 1/2023 USD 58,363 9,189
LME Lead Base Metal 1 1/2023 USD 58,250 7,357
LME Nickel Base Metal 1 1/2023 USD 180,462 51,628
LME Nickel Base Metal 1 1/2023 USD 179,406 45,783
LME Nickel Base Metal 1 1/2023 USD 179,556 46,353
Natural Gas 7 1/2023 USD 313,250 (60,124)
RBOB Gasoline 5 1/2023 USD 520,443 77,079
WTI Crude Oil 15 1/2023 USD 1,203,900 64,497
100 oz Gold 20 2/2023 USD 3,652,400 78,417
Brent Crude Oil 14 2/2023 USD 1,199,100 69,242
Lean Hogs 14 2/2023 USD 491,120 (2,758)
Live Cattle 6 2/2023 USD 378,960 6,037
LME Aluminum Base Metal 2 2/2023 USD 118,333 (639)
LME Aluminum Base Metal 2 2/2023 USD 118,026 (2,296)
LME Aluminum Base Metal 6 2/2023 USD 354,564 (7,307)
LME Copper Base Metal 1 2/2023 USD 209,356 (1,984)
LME Copper Base Metal 2 2/2023 USD 418,975 14,895
LME Copper Base Metal 2 2/2023 USD 418,750 11,070
LME Copper Base Metal 2 2/2023 USD 418,848 20,043
LME Nickel Base Metal 1 2/2023 USD 180,039 20,753
LME Nickel Base Metal 1 2/2023 USD 179,808 28,542
LME Zinc Base Metal 1 2/2023 USD 74,570 2,342
LME Zinc Base Metal 1 2/2023 USD 74,488 1,122
LME Zinc Base Metal 1 2/2023 USD 74,573 (2,055)
Low Sulphur Gasoil 10 2/2023 USD 906,000 20,450
Natural Gas 2 2/2023 USD 82,080 284
NY Harbor ULSD 4 2/2023 USD 534,106 16,091

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2022
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
RBOB Gasoline 7 2/2023 USD $ 728,620 $ 58,641
Sugar No. 11 51 2/2023 USD 1,144,685 90,883
WTI Crude Oil 10 2/2023 USD 804,500 20,080
Australia 10 Year Bond 34 3/2023 AUD 2,676,868 (21,695)
Australia 3 Year Bond 18 3/2023 AUD 1,308,466 (14,787)
Cocoa 27 3/2023 USD 702,000 26,304
Corn 71 3/2023 USD 2,408,675 44,292
Cotton No. 2 6 3/2023 USD 250,110 8,086
EURO STOXX 50 Index 41 3/2023 EUR 1,661,178 (64,559)
Euro-Bobl 57 3/2023 EUR 7,057,680 (194,782)
Euro-BTP 19 3/2023 EUR 2,211,817 (156,778)
Euro-Bund 195 3/2023 EUR 27,720,372 (1,581,016)
Euro-Buxl 4 3/2023 EUR 577,444 (59,563)
Euro-OAT 22 3/2023 EUR 2,996,725 (178,883)
Euro-Schatz 54 3/2023 EUR 6,090,550 (55,174)
FTSE/MIB Index 78 3/2023 EUR 9,897,509 (326,992)
Japan 10 Year Bond 22 3/2023 JPY 24,343,492 (491,071)
KC HRW Wheat 3 3/2023 USD 133,200 (5,216)
LME Aluminum Base Metal 1 3/2023 USD 59,438 (373)
LME Aluminum Base Metal 1 3/2023 USD 59,363 (353)
LME Aluminum Base Metal 1 3/2023 USD 59,338 (240)
LME Aluminum Base Metal 1 3/2023 USD 59,275 (2,995)
LME Aluminum Base Metal 1 3/2023 USD 59,300 (827)
LME Aluminum Base Metal 2 3/2023 USD 118,357 (6,244)
LME Aluminum Base Metal 2 3/2023 USD 118,382 (6,524)
LME Aluminum Base Metal 4 3/2023 USD 237,168 (7,295)
LME Aluminum Base Metal 4 3/2023 USD 237,004 (12,220)
LME Aluminum Base Metal 5 3/2023 USD 296,316 (17,057)
LME Aluminum Base Metal 8 3/2023 USD 473,912 (26,131)
LME Aluminum Base Metal 42 3/2023 USD 2,490,611 (74,184)
LME Copper Base Metal 1 3/2023 USD 209,488 2,985
LME Copper Base Metal 1 3/2023 USD 209,488 (428)
LME Copper Base Metal 1 3/2023 USD 209,256 4
LME Copper Base Metal 1 3/2023 USD 209,294 1,741
LME Copper Base Metal 2 3/2023 USD 418,975 (7,330)
LME Copper Base Metal 3 3/2023 USD 627,806 1,838
LME Copper Base Metal 8 3/2023 USD 1,675,900 (121)
LME Copper Base Metal 20 3/2023 USD 4,187,750 366,172
LME Lead Base Metal 1 3/2023 USD 57,796 2,514
LME Lead Base Metal 1 3/2023 USD 57,803 2,228
LME Lead Base Metal 1 3/2023 USD 57,563 3,569
LME Lead Base Metal 1 3/2023 USD 57,338 1,270
LME Lead Base Metal 1 3/2023 USD 57,338 906
LME Lead Base Metal 2 3/2023 USD 115,577 4,222
LME Lead Base Metal 2 3/2023 USD 115,488 7,307
LME Lead Base Metal 4 3/2023 USD 231,271 12,958
LME Lead Base Metal 15 3/2023 USD 866,063 68,443
LME Nickel Base Metal 1 3/2023 USD 180,165 9,552
LME Nickel Base Metal 1 3/2023 USD 180,207 (11,046)
LME Nickel Base Metal 1 3/2023 USD 180,081 14,478
LME Nickel Base Metal 1 3/2023 USD 180,060 17,270
LME Nickel Base Metal 1 3/2023 USD 180,256 5,654
LME Nickel Base Metal 6 3/2023 USD 1,081,620 183,246
LME Zinc Base Metal 1 3/2023 USD 74,444 (6,649)
LME Zinc Base Metal 2 3/2023 USD 148,900 (12,377)
LME Zinc Base Metal 2 3/2023 USD 148,950 (12,530)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2022
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Zinc Base Metal 3 3/2023 USD $ 223,088 $ (5,188)
LME Zinc Base Metal 3 3/2023 USD 223,463 (8,571)
LME Zinc Base Metal 25 3/2023 USD 1,860,313 (27,456)
Long Gilt 18 3/2023 GBP 2,173,499 (69,235)
Low Sulphur Gasoil 4 3/2023 USD 353,000 (4,501)
Silver 3 3/2023 USD 360,600 32,859
Soybean 28 3/2023 USD 2,133,600 67,968
Soybean Meal 32 3/2023 USD 1,507,200 125,558
Soybean Oil 20 3/2023 USD 768,840 (14,257)
SPI 200 Index 29 3/2023 AUD 3,451,365 (22,722)
TOPIX Index 108 3/2023 JPY 15,565,529 (426,338)
U.S. Treasury 10 Year Note 25 3/2023 USD 2,803,516 (43,965)
U.S. Treasury 2 Year Note 41 3/2023 USD 8,405,000 3,325
U.S. Treasury 5 Year Note 57 3/2023 USD 6,146,203 (85,559)
U.S. Treasury Long Bond 47 3/2023 USD 5,860,313 (103,942)
U.S. Treasury Ultra Bond 19 3/2023 USD 2,537,094 (131,545)
100 oz Gold 3 4/2023 USD 552,660 281
Lean Hogs 1 4/2023 USD 38,120 (58)
Live Cattle 2 4/2023 USD 129,440 (261)
(2,441,397)
Short Contracts
Amsterdam Exchange Index (29) 1/2023 EUR (4,281,768) 234,097
Brent Crude Oil (8) 1/2023 USD (687,280) (23,238)
Hang Seng Index (6) 1/2023 HKD (765,427) 6,357
IBEX 35 Index (6) 1/2023 EUR (526,295) 2,175
LME Aluminum Base Metal (1) 1/2023 USD (58,805) 443
LME Aluminum Base Metal (1) 1/2023 USD (58,750) 309
LME Aluminum Base Metal (1) 1/2023 USD (59,381) (5,634)
LME Aluminum Base Metal (2) 1/2023 USD (117,426) (6,287)
LME Aluminum Base Metal (3) 1/2023 USD (176,288) 1,490
LME Aluminum Base Metal (3) 1/2023 USD (176,249) (4,732)
LME Aluminum Base Metal (4) 1/2023 USD (234,851) (17,250)
LME Copper Base Metal (1) 1/2023 USD (209,250) (18,528)
LME Copper Base Metal (1) 1/2023 USD (209,157) (15,908)
LME Copper Base Metal (5) 1/2023 USD (1,046,533) (124,671)
LME Lead Base Metal (1) 1/2023 USD (58,250) (7,428)
LME Lead Base Metal (1) 1/2023 USD (58,363) (9,615)
LME Lead Base Metal (1) 1/2023 USD (58,156) (7,259)
LME Nickel Base Metal (1) 1/2023 USD (179,406) (46,338)
LME Nickel Base Metal (1) 1/2023 USD (180,462) (54,027)
LME Nickel Base Metal (1) 1/2023 USD (179,556) (45,219)
NY Harbor ULSD (4) 1/2023 USD (553,560) (18,312)
OMXS30 Index (47) 1/2023 SEK (919,745) 38,358
LME Aluminum Base Metal (2) 2/2023 USD (118,333) 1,561
LME Aluminum Base Metal (2) 2/2023 USD (118,026) 1,394
LME Aluminum Base Metal (6) 2/2023 USD (354,564) 5,868
LME Copper Base Metal (1) 2/2023 USD (209,356) 1,804
LME Copper Base Metal (2) 2/2023 USD (418,975) (16,256)
LME Copper Base Metal (2) 2/2023 USD (418,750) (12,237)
LME Copper Base Metal (2) 2/2023 USD (418,848) (17,888)
LME Nickel Base Metal (1) 2/2023 USD (180,039) (24,102)
LME Nickel Base Metal (1) 2/2023 USD (179,808) (31,731)
LME Zinc Base Metal (1) 2/2023 USD (74,488) (1,400)
LME Zinc Base Metal (1) 2/2023 USD (74,573) 2,441
LME Zinc Base Metal (1) 2/2023 USD (74,570) (2,418)
Canada 10 Year Bond (194) 3/2023 CAD (17,540,237) 593,033

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2022
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
Coffee 'C' (4) 3/2023 USD $ (250,950) $ (7,459)
DAX Index (18) 3/2023 EUR (6,738,055) 207,949
FTSE 100 Index (12) 3/2023 GBP (1,083,122) 1,335
LME Aluminum Base Metal (1) 3/2023 USD (59,275) 3,222
LME Aluminum Base Metal (1) 3/2023 USD (59,363) 378
LME Aluminum Base Metal (1) 3/2023 USD (59,300) 776
LME Aluminum Base Metal (1) 3/2023 USD (59,438) (53)
LME Aluminum Base Metal (1) 3/2023 USD (59,338) 256
LME Aluminum Base Metal (2) 3/2023 USD (118,382) 5,838
LME Aluminum Base Metal (2) 3/2023 USD (118,357) 5,837
LME Aluminum Base Metal (4) 3/2023 USD (237,168) 4,820
LME Aluminum Base Metal (4) 3/2023 USD (237,004) 12,034
LME Aluminum Base Metal (5) 3/2023 USD (296,316) 15,794
LME Aluminum Base Metal (8) 3/2023 USD (473,912) 23,741
LME Aluminum Base Metal (36) 3/2023 USD (2,134,809) (69,945)
LME Copper Base Metal (1) 3/2023 USD (209,488) 731
LME Copper Base Metal (1) 3/2023 USD (209,256) (464)
LME Copper Base Metal (1) 3/2023 USD (209,294) (2,237)
LME Copper Base Metal (1) 3/2023 USD (209,488) (2,488)
LME Copper Base Metal (2) 3/2023 USD (418,975) 7,406
LME Copper Base Metal (3) 3/2023 USD (627,806) (739)
LME Copper Base Metal (8) 3/2023 USD (1,675,900) (2,576)
LME Copper Base Metal (20) 3/2023 USD (4,187,750) (40,725)
LME Lead Base Metal (1) 3/2023 USD (57,338) (1,215)
LME Lead Base Metal (1) 3/2023 USD (57,796) (2,748)
LME Lead Base Metal (1) 3/2023 USD (57,563) (3,440)
LME Lead Base Metal (1) 3/2023 USD (57,338) (1,690)
LME Lead Base Metal (1) 3/2023 USD (57,803) (2,218)
LME Lead Base Metal (2) 3/2023 USD (115,577) (4,673)
LME Lead Base Metal (2) 3/2023 USD (115,488) (7,200)
LME Lead Base Metal (4) 3/2023 USD (231,271) (12,782)
LME Lead Base Metal (4) 3/2023 USD (230,950) (11,468)
LME Nickel Base Metal (1) 3/2023 USD (180,165) (8,823)
LME Nickel Base Metal (1) 3/2023 USD (180,081) (14,784)
LME Nickel Base Metal (1) 3/2023 USD (180,256) (6,020)
LME Nickel Base Metal (1) 3/2023 USD (180,060) (18,933)
LME Nickel Base Metal (1) 3/2023 USD (180,207) 7,585
LME Nickel Base Metal (5) 3/2023 USD (901,350) (96,602)
LME Zinc Base Metal (1) 3/2023 USD (74,444) 6,803
LME Zinc Base Metal (2) 3/2023 USD (148,950) 12,294
LME Zinc Base Metal (2) 3/2023 USD (148,900) 12,344
LME Zinc Base Metal (3) 3/2023 USD (223,238) (1,759)
LME Zinc Base Metal (3) 3/2023 USD (223,463) 7,304
LME Zinc Base Metal (3) 3/2023 USD (223,088) 4,891
Russell 2000 E-Mini Index (15) 3/2023 USD (1,328,175) 42,847
S&P 500 E-Mini Index (137) 3/2023 USD (26,447,851) 1,019,356
S&P Midcap 400 E-Mini Index (6) 3/2023 USD (1,465,560) 41,768
S&P/TSX 60 Index (7) 3/2023 CAD (1,209,645) 41,618
Wheat (13) 3/2023 USD (514,800) 38,294
Platinum (4) 10/2023 JPY (66,748) (466)
1,582,566
$ (858,831)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2022
Forward Foreign Currency Exchange Contracts outstanding as of December 31, 2022:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 7,986,501 USD 5,383,018 CITI 3/15/2023 $ 70,099
AUD 7,986,497 USD 5,382,297 JPMC 3/15/2023 70,817
BRL 5,546,750 USD 1,015,835 CITI
**
3/15/2023 20,875
BRL 5,546,750 USD 1,015,836 JPMC
**
3/15/2023 20,874
CAD 1,871,000 USD 1,378,427 CITI 3/15/2023 4,154
CAD 1,871,000 USD 1,378,420 JPMC 3/15/2023 4,161
CHF 2,715,500 USD 2,927,617 CITI 3/15/2023 31,832
CHF 2,715,500 USD 2,927,607 JPMC 3/15/2023 31,841
CLP 866,481,501 USD 945,869 CITI
**
3/15/2023 66,315
CLP 866,481,499 USD 945,867 JPMC
**
3/15/2023 66,316
CNY 22,561,501 USD 3,221,064 CITI
**
3/15/2023 56,862
CNY 22,561,499 USD 3,221,054 JPMC
**
3/15/2023 56,871
CZK 500,001 USD 20,993 CITI 3/15/2023 1,048
CZK 499,999 USD 20,993 JPMC 3/15/2023 1,048
DKK 8,500 USD 1,205 CITI 3/15/2023 26
DKK 8,500 USD 1,205 JPMC 3/15/2023 26
EUR 9,018,860 USD 9,504,773 CITI 3/15/2023 196,249
EUR 8,219,856 USD 8,651,927 JPMC 3/15/2023 189,657
GBP 635,500 USD 759,014 CITI 3/15/2023 10,623
GBP 635,500 USD 759,015 JPMC 3/15/2023 10,622
HKD 112,500 USD 14,420 CITI 3/15/2023 12
HKD 112,500 USD 14,420 JPMC 3/15/2023 12
INR 5,000,000 USD 60,084 CITI
**
3/15/2023 72
INR 5,000,000 USD 60,083 JPMC
**
3/15/2023 72
JPY 242,178,000 USD 1,815,911 CITI 3/15/2023 46,970
JPY 242,178,000 USD 1,815,902 JPMC 3/15/2023 46,978
KRW 4,257,282,500 USD 3,235,611 CITI
**
3/15/2023 150,555
KRW 4,257,282,499 USD 3,235,603 JPMC
**
3/15/2023 150,563
MXN 39,528,250 USD 1,999,990 CITI 3/15/2023 2,512
MXN 39,528,249 USD 1,999,991 JPMC 3/15/2023 2,510
NOK 34,063,362 USD 3,428,072 CITI 3/15/2023 59,507
NOK 34,063,351 USD 3,428,065 JPMC 3/15/2023 59,513
NZD 1,246,500 USD 786,939 CITI 3/15/2023 5,094
NZD 1,246,500 USD 786,936 JPMC 3/15/2023 5,097
PLN 9,219,002 USD 2,026,963 CITI 3/15/2023 64,647
PLN 9,218,998 USD 2,026,959 JPMC 3/15/2023 64,651
SEK 7,500,000 USD 710,286 CITI 3/15/2023 11,359
SEK 7,500,000 USD 710,287 JPMC 3/15/2023 11,359
SGD 430,500 USD 318,819 CITI 3/15/2023 2,958
SGD 430,500 USD 318,818 JPMC 3/15/2023 2,959
USD 2,110,149 AUD 3,086,215 CITI 3/15/2023 2,907
USD 2,110,159 AUD 3,086,214 JPMC 3/15/2023 2,918
USD 60,888 BRL 318,751 CITI
**
3/15/2023 1,312
USD 60,888 BRL 318,750 JPMC
**
3/15/2023 1,312
USD 3,510,645 CAD 4,707,501 CITI 3/15/2023 32,020
USD 3,510,648 CAD 4,707,499 JPMC 3/15/2023 32,025
USD 56,138 CHF 51,500 CITI 3/15/2023 11
USD 56,138 CHF 51,500 JPMC 3/15/2023 11
USD 3,540,472 GBP 2,898,156 CITI 3/15/2023 30,594
USD 3,540,476 GBP 2,898,150 JPMC 3/15/2023 30,606
USD 748,564 ILS 2,537,000 CITI 3/15/2023 24,024
USD 748,568 ILS 2,537,000 JPMC 3/15/2023 24,027
USD 1,101,995 INR 90,000,000 CITI
**
3/15/2023 19,198
USD 1,102,000 INR 90,000,000 JPMC
**
3/15/2023 19,204
USD 661,989 MXN 13,000,000 CITI 3/15/2023 3,410

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2022
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 661,993 MXN 13,000,000 JPMC 3/15/2023 $ 3,413
USD 592,221 NZD 928,126 CITI 3/15/2023 2,484
USD 592,223 NZD 928,124 JPMC 3/15/2023 2,488
USD 1,073,262 SEK 11,056,000 CITI 3/15/2023 9,461
USD 1,073,268 SEK 11,056,000 JPMC 3/15/2023 9,467
USD 499,634 TWD 15,000,000 CITI
**
3/15/2023 7,904
USD 499,636 TWD 15,000,000 JPMC
**
3/15/2023 7,907
ZAR 48,365,502 USD 2,770,687 CITI 3/15/2023 58,717
ZAR 48,365,500 USD 2,770,682 JPMC 3/15/2023 58,722
HUF 383,009,000 USD 959,580 CITI 3/16/2023 46,591
HUF 383,009,000 USD 959,578 JPMC 3/16/2023 46,593
Total unrealized appreciation 2,075,042
AUD 2,585,502 USD 1,766,493 CITI 3/15/2023 (1,134)
AUD 2,585,500 USD 1,766,483 JPMC 3/15/2023 (1,125)
BRL 7,121,243 USD 1,338,562 CITI
**
3/15/2023 (7,573)
BRL 7,121,243 USD 1,338,555 JPMC
**
3/15/2023 (7,566)
CAD 1,083,000 USD 810,252 CITI 3/15/2023 (9,965)
CAD 1,083,000 USD 810,253 JPMC 3/15/2023 (9,966)
CHF 132,000 USD 144,298 CITI 3/15/2023 (440)
CHF 132,000 USD 144,297 JPMC 3/15/2023 (439)
COP 1,750,000,000 USD 359,029 CITI
**
3/15/2023 (2,913)
COP 1,750,000,000 USD 359,027 JPMC
**
3/15/2023 (2,911)
GBP 1,737,500 USD 2,123,621 CITI 3/15/2023 (19,382)
GBP 1,438,500 USD 1,755,445 JPMC 3/15/2023 (13,316)
HKD 304,000 USD 39,075 CITI 3/15/2023 (76)
HKD 304,000 USD 39,074 JPMC 3/15/2023 (75)
IDR 500,000,000 USD 32,413 CITI
**
3/15/2023 (141)
IDR 500,000,000 USD 32,413 JPMC
**
3/15/2023 (141)
INR 229,923,503 USD 2,792,752 CITI
**
3/15/2023 (26,525)
INR 229,923,497 USD 2,792,786 JPMC
**
3/15/2023 (26,559)
MXN 37,028,251 USD 1,886,006 CITI 3/15/2023 (10,155)
MXN 37,028,250 USD 1,885,997 JPMC 3/15/2023 (10,145)
NOK 7,177,144 USD 738,861 CITI 3/15/2023 (4,029)
NOK 7,177,143 USD 738,858 JPMC 3/15/2023 (4,025)
NZD 505,500 USD 322,761 CITI 3/15/2023 (1,564)
NZD 505,500 USD 322,760 JPMC 3/15/2023 (1,562)
SEK 1,985,000 USD 193,700 CITI 3/15/2023 (2,704)
SEK 1,985,000 USD 193,699 JPMC 3/15/2023 (2,704)
USD 1,238,793 AUD 1,836,786 CITI 3/15/2023 (15,349)
USD 1,238,794 AUD 1,836,785 JPMC 3/15/2023 (15,347)
USD 262,321 BRL 1,423,750 CITI
**
3/15/2023 (3,784)
USD 262,321 BRL 1,423,749 JPMC
**
3/15/2023 (3,784)
USD 1,295,064 CAD 1,759,500 CITI 3/15/2023 (5,125)
USD 1,295,071 CAD 1,759,500 JPMC 3/15/2023 (5,118)
USD 9,974,663 CHF 9,311,007 CITI 3/15/2023 (172,804)
USD 9,974,666 CHF 9,310,993 JPMC 3/15/2023 (172,785)
USD 169,490 CLP 150,000,000 CITI
**
3/15/2023 (5,734)
USD 169,490 CLP 150,000,000 JPMC
**
3/15/2023 (5,733)
USD 573,183 CNY 4,002,000 CITI
**
3/15/2023 (8,262)
USD 573,186 CNY 4,002,000 JPMC
**
3/15/2023 (8,259)
USD 870,660 CZK 20,215,001 CITI 3/15/2023 (20,457)
USD 870,664 CZK 20,214,999 JPMC 3/15/2023 (20,453)
USD 110,381 DKK 783,500 CITI 3/15/2023 (3,017)
USD 110,382 DKK 783,500 JPMC 3/15/2023 (3,017)
USD 18,349,870 EUR 17,510,741 CITI 3/15/2023 (485,337)
USD 17,272,208 EUR 16,495,733 JPMC 3/15/2023 (471,218)
USD 2,319,192 GBP 1,934,155 CITI 3/15/2023 (23,210)
USD 1,964,387 GBP 1,638,148 JPMC 3/15/2023 (19,530)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2022
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 673,784 HKD 5,259,500 CITI 3/15/2023 $ (941)
USD 673,783 HKD 5,259,500 JPMC 3/15/2023 (941)
USD 300,536 INR 25,000,000 CITI
**
3/15/2023 (240)
USD 300,538 INR 25,000,000 JPMC
**
3/15/2023 (239)
USD 5,827,396 JPY 790,983,007 CITI 3/15/2023 (257,000)
USD 5,827,409 JPY 790,982,993 JPMC 3/15/2023 (256,986)
USD 1,544,123 KRW 2,000,000,000 CITI
**
3/15/2023 (46,641)
USD 1,544,130 KRW 2,000,000,000 JPMC
**
3/15/2023 (46,634)
USD 701,922 MXN 14,000,000 CITI 3/15/2023 (7,319)
USD 701,925 MXN 14,000,000 JPMC 3/15/2023 (7,315)
USD 1,240,432 NOK 12,517,501 CITI 3/15/2023 (41,174)
USD 1,240,430 NOK 12,517,499 JPMC 3/15/2023 (41,175)
USD 1,744,458 NZD 2,784,378 CITI 3/15/2023 (24,751)
USD 1,744,665 NZD 2,784,372 JPMC 3/15/2023 (24,541)
USD 533,727 PHP 30,000,000 CITI
**
3/15/2023 (3,921)
USD 533,729 PHP 30,000,000 JPMC
**
3/15/2023 (3,918)
USD 519,332 PLN 2,338,000 CITI 3/15/2023 (11,115)
USD 519,334 PLN 2,338,000 JPMC 3/15/2023 (11,112)
USD 2,488,503 SEK 26,100,001 CITI 3/15/2023 (22,820)
USD 2,488,506 SEK 26,099,999 JPMC 3/15/2023 (22,818)
USD 420,986 SGD 573,500 CITI 3/15/2023 (7,676)
USD 420,987 SGD 573,500 JPMC 3/15/2023 (7,675)
USD 130,941 TWD 4,000,000 CITI
**
3/15/2023 (187)
USD 130,942 TWD 4,000,000 JPMC
**
3/15/2023 (187)
USD 260,709 ZAR 4,500,000 CITI 3/15/2023 (2,543)
USD 260,710 ZAR 4,500,000 JPMC 3/15/2023 (2,542)
USD 249,055 HUF 100,000,000 CITI 3/16/2023 (13,647)
USD 249,056 HUF 100,000,000 JPMC 3/16/2023 (13,645)
Total unrealized depreciation (2,515,161)
Net unrealized depreciation $ (440,119)
** Non-deliverable forward.
Collateral pledged to, or (received from), each counterparty at December 31, 2022 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BARC
Cash $ – $ 3,962,117 $ 3,962,117
CITI
Cash 98,752 – 98,752
Investment Companies 1,185,135 – 1,185,135
GSCO
Cash – 3,081,646 3,081,646
JPMC
Investment Companies 1,275,328 – 1,275,328
JPMS
Cash – 1,734,848 1,734,848
MSCL
Cash – 98,075 98,075

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2022
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at December 31, 2022 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
GSCO
Cash $ – $ 103,021 $ 103,021
JPPC
Cash – 348,730 348,730
MSCL
Cash – 666,630 666,630

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2022
Affiliate
Value
At
12/31/2021
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
12/31/2022
Shares
Held At
12/31/2022
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 48.2%
INVESTMENT COMPANIES - 48.2%
Limited Purpose
Cash Investment
Fund,
4.08% (1)^(a)
(Cost $222,345,945)
$116,359,401
$1,677,444,864
$(1,571,367,107)
$(91,220)
$71,662
$222,417,600
222,506,603
$3,425,863
$–
^    No longer affiliated as of December 31, 2022.
(1) Level 1 security (See Note 5).
(a) Represents 7-day effective yield as of December 31, 2022.
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 88.7%
INVESTMENT COMPANIES - 48.2%
Limited Purpose Cash Investment
Fund, 4.08% (1)(a)(b)
(Cost $222,345,945) 222,506,603 222,417,600
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 40.5%
U.S. Treasury Bills
3.07%, 2/16/2023 (c) $ 9,615,000 9,567,185
3.16%, 2/23/2023 (c) 133,000 132,200
3.29%, 3/2/2023 (c) 17,642,000 17,521,517
3.38%, 3/9/2023 (c) 20,062,000 19,908,297
3.53%, 3/16/2023 (c) 34,725,000 34,437,026
3.85%, 3/23/2023 (c) 457,000 452,746
3.93%, 3/30/2023 (c) 5,124,000 5,071,510
3.93%, 4/6/2023 (c) 3,973,000 3,929,893
4.33%, 4/20/2023 (c) 22,602,000 22,307,323
4.49%, 4/27/2023 (c) 5,356,000 5,280,529
4.54%, 5/4/2023 (c) 12,912,000 12,717,104
4.63%, 5/25/2023 (c) 24,646,000 24,207,416
4.66%, 6/1/2023 (c) 13,135,000 12,890,225
4.68%, 6/8/2023 (c) 16,446,000 16,124,590
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 40.5% (continued)
4.66%, 6/22/2023 (c) $ 2,011,000 1,967,972
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $186,610,751) 186,515,533
TOTAL SHORT-TERM INVESTMENTS
(Cost $408,956,696) 408,933,133
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 88.7%
(Cost $408,956,696) 408,933,133
OTHER ASSETS IN EXCESS OF
LIABILITIES - 11.3% (d) 52,112,261
NET ASSETS - 100.0% 461,045,394
SECURITY TYPE VALUE
% OF NET
ASSETS
Investment Companies 222,417,600 48.2
U.S. Treasury Obligations 186,515,533 40.5
Total Investments In Securities
At Value $ 408,933,133 88.7
Other Assets in Excess of
Liabilities (d) 52,112,261 11.3
Net Assets
$ 461,045,394 100.0%
(a) Represents 7-day effective yield as of December 31, 2022.
(b) For the period ended December 31, 2022, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(c) The rate shown was the effective yield at the date of purchase.
(d) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
Futures contracts outstanding as of December 31, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
LME Aluminum Base Metal 2 1/2023 USD $ 117,426 $ 8,145
LME Aluminum Base Metal 5 1/2023 USD 294,126 17,033

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2022
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 10 1/2023 USD $ 587,503 $ 7,307
LME Aluminum Base Metal 22 1/2023 USD 1,293,881 40,430
LME Aluminum Base Metal 31 1/2023 USD 1,822,940 13,294
LME Aluminum Base Metal 35 1/2023 USD 2,055,821 117,593
LME Aluminum Base Metal 35 1/2023 USD 2,055,585 56,380
LME Aluminum Base Metal 45 1/2023 USD 2,642,074 133,541
LME Aluminum Base Metal 49 1/2023 USD 2,878,726 70,641
LME Aluminum Base Metal 80 1/2023 USD 4,750,500 394,314
LME Aluminum Base Metal 83 1/2023 USD 4,877,308 (5,405)
LME Copper Base Metal 3 1/2023 USD 627,976 53,641
LME Copper Base Metal 3 1/2023 USD 627,695 60,708
LME Copper Base Metal 7 1/2023 USD 1,464,096 122,327
LME Copper Base Metal 7 1/2023 USD 1,465,277 122,008
LME Copper Base Metal 8 1/2023 USD 1,674,602 177,610
LME Copper Base Metal 8 1/2023 USD 1,673,552 159,671
LME Copper Base Metal 8 1/2023 USD 1,673,702 170,281
LME Copper Base Metal 12 1/2023 USD 2,509,653 216,120
LME Copper Base Metal 19 1/2023 USD 3,976,467 419,821
LME Copper Base Metal 19 1/2023 USD 3,976,895 381,354
LME Copper Base Metal 19 1/2023 USD 3,976,824 467,458
LME Copper Base Metal 32 1/2023 USD 6,727,600 759,616
LME Copper Base Metal 35 1/2023 USD 7,323,759 694,895
LME Lead Base Metal 2 1/2023 USD 116,388 15,335
LME Lead Base Metal 3 1/2023 USD 173,663 33,855
LME Lead Base Metal 4 1/2023 USD 233,450 36,758
LME Lead Base Metal 6 1/2023 USD 348,225 49,709
LME Lead Base Metal 8 1/2023 USD 465,250 60,244
LME Lead Base Metal 8 1/2023 USD 466,000 58,853
LME Lead Base Metal 10 1/2023 USD 579,208 107,182
LME Lead Base Metal 12 1/2023 USD 698,550 102,736
LME Lead Base Metal 13 1/2023 USD 758,550 83,916
LME Lead Base Metal 14 1/2023 USD 810,572 109,135
LME Lead Base Metal 14 1/2023 USD 812,875 106,188
LME Lead Base Metal 16 1/2023 USD 928,300 149,458
LME Lead Base Metal 23 1/2023 USD 1,336,519 169,208
LME Lead Base Metal 27 1/2023 USD 1,564,171 289,418
LME Nickel Base Metal 1 1/2023 USD 179,556 46,353
LME Nickel Base Metal 2 1/2023 USD 358,668 91,657
LME Nickel Base Metal 4 1/2023 USD 718,493 188,707
LME Nickel Base Metal 4 1/2023 USD 717,624 180,132
LME Nickel Base Metal 7 1/2023 USD 1,255,842 322,581
LME Nickel Base Metal 7 1/2023 USD 1,255,959 326,478
LME Nickel Base Metal 7 1/2023 USD 1,255,842 347,361
LME Nickel Base Metal 8 1/2023 USD 1,434,816 336,552
LME Nickel Base Metal 8 1/2023 USD 1,436,318 360,614
LME Nickel Base Metal 10 1/2023 USD 1,804,620 516,277
LME Nickel Base Metal 14 1/2023 USD 2,511,684 636,973
LME Zinc Base Metal 1 1/2023 USD 74,831 1,770
LME Zinc Base Metal 1 1/2023 USD 74,706 3,078
LME Zinc Base Metal 3 1/2023 USD 224,969 (4,915)
LME Zinc Base Metal 4 1/2023 USD 298,175 23,165
LME Zinc Base Metal 4 1/2023 USD 301,275 7,713
LME Zinc Base Metal 5 1/2023 USD 373,430 8,790
LME Zinc Base Metal 10 1/2023 USD 750,438 (8,566)
LME Zinc Base Metal 11 1/2023 USD 823,419 16,717
LME Zinc Base Metal 11 1/2023 USD 820,430 5,812

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2022
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Zinc Base Metal 16 1/2023 USD $ 1,198,100 $ 3,060
LME Zinc Base Metal 44 1/2023 USD 3,291,475 80,521
Natural Gas 19 1/2023 USD 850,250 (388,253)
WTI Crude Oil 40 1/2023 USD 3,210,400 (31,253)
100 oz Gold 555 2/2023 USD 101,354,099 2,804,450
Brent Crude Oil 25 2/2023 USD 2,141,250 57,068
Lean Hogs 321 2/2023 USD 11,260,680 25,287
Live Cattle 209 2/2023 USD 13,200,440 378,510
LME Aluminum Base Metal 1 2/2023 USD 58,988 (2,279)
LME Aluminum Base Metal 4 2/2023 USD 235,951 (9,061)
LME Aluminum Base Metal 6 2/2023 USD 353,706 1,188
LME Aluminum Base Metal 8 2/2023 USD 471,022 13,536
LME Aluminum Base Metal 10 2/2023 USD 589,878 (33)
LME Aluminum Base Metal 14 2/2023 USD 824,033 33,342
LME Aluminum Base Metal 14 2/2023 USD 825,829 3,987
LME Aluminum Base Metal 19 2/2023 USD 1,121,005 (28,665)
LME Aluminum Base Metal 27 2/2023 USD 1,597,496 (9,048)
LME Aluminum Base Metal 37 2/2023 USD 2,183,472 (41,370)
LME Aluminum Base Metal 37 2/2023 USD 2,181,872 33,912
LME Aluminum Base Metal 46 2/2023 USD 2,718,324 (56,018)
LME Aluminum Base Metal 80 2/2023 USD 4,726,220 (28,718)
LME Copper Base Metal 7 2/2023 USD 1,465,713 (10,256)
LME Copper Base Metal 7 2/2023 USD 1,465,408 77,990
LME Copper Base Metal 7 2/2023 USD 1,465,494 23,500
LME Copper Base Metal 9 2/2023 USD 1,884,431 (13,017)
LME Copper Base Metal 10 2/2023 USD 2,093,500 83,599
LME Copper Base Metal 12 2/2023 USD 2,511,753 217,605
LME Copper Base Metal 19 2/2023 USD 3,976,990 341,002
LME Copper Base Metal 20 2/2023 USD 4,186,755 201,702
LME Copper Base Metal 24 2/2023 USD 5,024,700 1,437
LME Copper Base Metal 29 2/2023 USD 6,073,296 288,220
LME Copper Base Metal 34 2/2023 USD 7,122,575 244,571
LME Copper Base Metal 50 2/2023 USD 10,468,750 332,919
LME Copper Base Metal 55 2/2023 USD 11,517,784 552,015
LME Lead Base Metal 3 2/2023 USD 173,569 22,334
LME Lead Base Metal 3 2/2023 USD 173,513 7,990
LME Lead Base Metal 8 2/2023 USD 462,750 52,729
LME Lead Base Metal 9 2/2023 USD 520,731 41,958
LME Lead Base Metal 11 2/2023 USD 636,251 34,382
LME Lead Base Metal 13 2/2023 USD 751,823 55,817
LME Lead Base Metal 14 2/2023 USD 810,075 67,338
LME Lead Base Metal 16 2/2023 USD 925,900 129,408
LME Lead Base Metal 22 2/2023 USD 1,272,425 79,210
LME Lead Base Metal 23 2/2023 USD 1,330,429 80,219
LME Lead Base Metal 23 2/2023 USD 1,331,125 193,140
LME Lead Base Metal 29 2/2023 USD 1,677,650 221,774
LME Nickel Base Metal 1 2/2023 USD 179,790 2,395
LME Nickel Base Metal 2 2/2023 USD 359,598 18,229
LME Nickel Base Metal 3 2/2023 USD 538,955 104,246
LME Nickel Base Metal 4 2/2023 USD 719,160 56,225
LME Nickel Base Metal 4 2/2023 USD 718,652 152,801
LME Nickel Base Metal 5 2/2023 USD 898,719 102,505
LME Nickel Base Metal 6 2/2023 USD 1,078,394 204,525
LME Nickel Base Metal 6 2/2023 USD 1,079,478 147,376
LME Nickel Base Metal 7 2/2023 USD 1,258,045 266,280
LME Nickel Base Metal 10 2/2023 USD 1,798,080 271,577

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2022
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Nickel Base Metal 11 2/2023 USD $ 1,980,429 $ 226,522
LME Nickel Base Metal 15 2/2023 USD 2,698,380 447,062
LME Zinc Base Metal 1 2/2023 USD 74,552 (3,239)
LME Zinc Base Metal 1 2/2023 USD 74,553 5,000
LME Zinc Base Metal 5 2/2023 USD 372,863 360
LME Zinc Base Metal 5 2/2023 USD 372,820 6,899
LME Zinc Base Metal 6 2/2023 USD 447,488 (28,330)
LME Zinc Base Metal 13 2/2023 USD 969,144 76,950
LME Zinc Base Metal 14 2/2023 USD 1,042,913 1,621
LME Zinc Base Metal 16 2/2023 USD 1,193,160 (32,887)
LME Zinc Base Metal 18 2/2023 USD 1,340,775 20,197
LME Zinc Base Metal 19 2/2023 USD 1,415,182 7,151
LME Zinc Base Metal 20 2/2023 USD 1,491,395 46,836
LME Zinc Base Metal 29 2/2023 USD 2,161,167 (33,969)
LME Zinc Base Metal 46 2/2023 USD 3,430,071 114,485
Low Sulphur Gasoil 44 2/2023 USD 3,986,400 (19,256)
Natural Gas 231 2/2023 USD 9,480,240 (1,323,829)
RBOB Gasoline 189 2/2023 USD 19,672,745 2,115,074
Sugar No. 11 1,213 2/2023 USD 27,225,542 2,443,206
WTI Crude Oil 223 2/2023 USD 17,940,350 765,062
Cocoa 533 3/2023 USD 13,858,000 723,058
Coffee 'C' 180 3/2023 USD 11,292,750 (119,366)
Corn 755 3/2023 USD 25,613,375 448,156
Cotton No. 2 168 3/2023 USD 7,003,080 103,602
Feeder Cattle 59 3/2023 USD 5,493,638 (432)
LME Aluminum Base Metal 2 3/2023 USD 118,601 (1,613)
LME Aluminum Base Metal 5 3/2023 USD 296,781 (2,077)
LME Aluminum Base Metal 5 3/2023 USD 295,893 (15,609)
LME Aluminum Base Metal 6 3/2023 USD 356,625 (2,237)
LME Aluminum Base Metal 7 3/2023 USD 414,927 (20,494)
LME Aluminum Base Metal 8 3/2023 USD 474,900 (2,824)
LME Aluminum Base Metal 9 3/2023 USD 533,664 (16,713)
LME Aluminum Base Metal 13 3/2023 USD 772,850 (13,073)
LME Aluminum Base Metal 27 3/2023 USD 1,602,113 (6,642)
LME Aluminum Base Metal 36 3/2023 USD 2,130,867 (98,564)
LME Aluminum Base Metal 54 3/2023 USD 3,199,554 (164,968)
LME Aluminum Base Metal 57 3/2023 USD 3,376,623 (186,184)
LME Aluminum Base Metal 66 3/2023 USD 3,911,375 (225,149)
LME Aluminum Base Metal 113 3/2023 USD 6,699,996 (197,858)
LME Aluminum Base Metal 734 3/2023 USD 43,526,384 (811,427)
LME Copper Base Metal 2 3/2023 USD 418,538 (243)
LME Copper Base Metal 2 3/2023 USD 418,975 (6,480)
LME Copper Base Metal 2 3/2023 USD 418,588 4,449
LME Copper Base Metal 2 3/2023 USD 418,838 (7,330)
LME Copper Base Metal 3 3/2023 USD 627,900 (3,639)
LME Copper Base Metal 5 3/2023 USD 1,047,438 14,924
LME Copper Base Metal 6 3/2023 USD 1,255,538 1,622
LME Copper Base Metal 7 3/2023 USD 1,466,413 (25,656)
LME Copper Base Metal 11 3/2023 USD 2,301,956 6,976
LME Copper Base Metal 17 3/2023 USD 3,560,650 (29,070)
LME Copper Base Metal 21 3/2023 USD 4,399,238 12,457
LME Copper Base Metal 28 3/2023 USD 5,865,650 (8,861)
LME Copper Base Metal 53 3/2023 USD 11,102,838 (802)
LME Copper Base Metal 590 3/2023 USD 123,538,624 12,456,605
LME Lead Base Metal 1 3/2023 USD 57,781 2,404
LME Lead Base Metal 2 3/2023 USD 114,775 2,720

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2022
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Lead Base Metal 3 3/2023 USD $ 171,975 $ 1,275
LME Lead Base Metal 5 3/2023 USD 287,396 17,133
LME Lead Base Metal 5 3/2023 USD 288,979 12,572
LME Lead Base Metal 6 3/2023 USD 346,820 13,371
LME Lead Base Metal 8 3/2023 USD 462,000 25,307
LME Lead Base Metal 10 3/2023 USD 573,375 12,699
LME Lead Base Metal 13 3/2023 USD 751,631 39,580
LME Lead Base Metal 13 3/2023 USD 750,669 47,497
LME Lead Base Metal 19 3/2023 USD 1,089,413 17,223
LME Lead Base Metal 20 3/2023 USD 1,155,770 42,217
LME Lead Base Metal 443 3/2023 USD 25,577,713 2,771,832
LME Nickel Base Metal 1 3/2023 USD 180,228 (1,225)
LME Nickel Base Metal 1 3/2023 USD 180,249 11,316
LME Nickel Base Metal 2 3/2023 USD 360,526 21,401
LME Nickel Base Metal 2 3/2023 USD 360,507 9,621
LME Nickel Base Metal 2 3/2023 USD 360,576 (6,630)
LME Nickel Base Metal 5 3/2023 USD 900,930 31,965
LME Nickel Base Metal 5 3/2023 USD 901,418 (5,136)
LME Nickel Base Metal 10 3/2023 USD 1,802,576 32,247
LME Nickel Base Metal 12 3/2023 USD 2,160,972 177,475
LME Nickel Base Metal 12 3/2023 USD 2,162,484 (122,651)
LME Nickel Base Metal 16 3/2023 USD 2,884,096 87,571
LME Nickel Base Metal 112 3/2023 USD 20,190,240 3,467,936
LME Zinc Base Metal 2 3/2023 USD 148,625 (1,218)
LME Zinc Base Metal 3 3/2023 USD 223,444 (11,915)
LME Zinc Base Metal 3 3/2023 USD 223,181 (9,254)
LME Zinc Base Metal 7 3/2023 USD 520,998 (49,335)
LME Zinc Base Metal 8 3/2023 USD 595,800 (50,118)
LME Zinc Base Metal 10 3/2023 USD 744,875 (25,155)
LME Zinc Base Metal 33 3/2023 USD 2,453,385 7,031
LME Zinc Base Metal 35 3/2023 USD 2,605,531 (254,796)
LME Zinc Base Metal 45 3/2023 USD 3,346,313 (77,813)
LME Zinc Base Metal 609 3/2023 USD 45,317,213 69,513
Low Sulphur Gasoil 158 3/2023 USD 13,943,500 432,255
Silver 148 3/2023 USD 17,789,600 1,943,010
Soybean 675 3/2023 USD 51,435,000 1,602,684
Soybean Meal 578 3/2023 USD 27,223,800 3,676,709
Soybean Oil 419 3/2023 USD 16,107,198 (227,691)
100 oz Gold 143 4/2023 USD 26,343,460 13,832
Lean Hogs 5 4/2023 USD 190,600 (293)
Platinum 13 10/2023 JPY 216,931 11,201
47,329,755
Short Contracts
LME Aluminum Base Metal (2) 1/2023 USD (117,426) (8,231)
LME Aluminum Base Metal (5) 1/2023 USD (294,126) (16,516)
LME Aluminum Base Metal (10) 1/2023 USD (587,503) 394
LME Aluminum Base Metal (22) 1/2023 USD (1,293,881) (36,095)
LME Aluminum Base Metal (31) 1/2023 USD (1,822,940) 5,039
LME Aluminum Base Metal (35) 1/2023 USD (2,055,585) (61,563)
LME Aluminum Base Metal (35) 1/2023 USD (2,055,821) (114,705)
LME Aluminum Base Metal (45) 1/2023 USD (2,642,074) (145,662)
LME Aluminum Base Metal (49) 1/2023 USD (2,878,726) (70,295)
LME Aluminum Base Metal (80) 1/2023 USD (4,750,500) (445,112)
LME Aluminum Base Metal (83) 1/2023 USD (4,877,308) 32,184
LME Copper Base Metal (3) 1/2023 USD (627,695) (60,402)
LME Copper Base Metal (3) 1/2023 USD (627,976) (56,784)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2022
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (7) 1/2023 USD $ (1,465,277) $ (119,598)
LME Copper Base Metal (7) 1/2023 USD (1,464,096) (131,533)
LME Copper Base Metal (8) 1/2023 USD (1,674,602) (168,023)
LME Copper Base Metal (8) 1/2023 USD (1,673,702) (168,655)
LME Copper Base Metal (8) 1/2023 USD (1,673,552) (169,973)
LME Copper Base Metal (12) 1/2023 USD (2,509,653) (213,810)
LME Copper Base Metal (19) 1/2023 USD (3,976,467) (437,756)
LME Copper Base Metal (19) 1/2023 USD (3,976,824) (473,748)
LME Copper Base Metal (19) 1/2023 USD (3,976,895) (417,770)
LME Copper Base Metal (32) 1/2023 USD (6,727,600) (764,249)
LME Copper Base Metal (35) 1/2023 USD (7,323,759) (672,495)
LME Lead Base Metal (2) 1/2023 USD (116,388) (15,743)
LME Lead Base Metal (3) 1/2023 USD (173,663) (33,317)
LME Lead Base Metal (4) 1/2023 USD (233,450) (38,461)
LME Lead Base Metal (6) 1/2023 USD (348,225) (51,044)
LME Lead Base Metal (8) 1/2023 USD (465,250) (58,071)
LME Lead Base Metal (8) 1/2023 USD (466,000) (59,421)
LME Lead Base Metal (10) 1/2023 USD (579,208) (107,734)
LME Lead Base Metal (12) 1/2023 USD (698,550) (106,982)
LME Lead Base Metal (13) 1/2023 USD (758,550) (88,404)
LME Lead Base Metal (14) 1/2023 USD (810,572) (116,877)
LME Lead Base Metal (14) 1/2023 USD (812,875) (105,892)
LME Lead Base Metal (16) 1/2023 USD (928,300) (154,208)
LME Lead Base Metal (23) 1/2023 USD (1,336,519) (169,851)
LME Lead Base Metal (27) 1/2023 USD (1,564,171) (295,242)
LME Nickel Base Metal (1) 1/2023 USD (179,556) (45,219)
LME Nickel Base Metal (2) 1/2023 USD (358,668) (94,614)
LME Nickel Base Metal (4) 1/2023 USD (717,624) (184,205)
LME Nickel Base Metal (4) 1/2023 USD (718,493) (193,643)
LME Nickel Base Metal (7) 1/2023 USD (1,255,842) (315,836)
LME Nickel Base Metal (7) 1/2023 USD (1,255,842) (346,303)
LME Nickel Base Metal (7) 1/2023 USD (1,255,959) (335,529)
LME Nickel Base Metal (8) 1/2023 USD (1,434,816) (351,967)
LME Nickel Base Metal (8) 1/2023 USD (1,436,318) (357,186)
LME Nickel Base Metal (10) 1/2023 USD (1,804,620) (540,270)
LME Nickel Base Metal (14) 1/2023 USD (2,511,684) (653,035)
LME Zinc Base Metal (1) 1/2023 USD (74,831) (1,684)
LME Zinc Base Metal (1) 1/2023 USD (74,706) (2,672)
LME Zinc Base Metal (3) 1/2023 USD (224,969) 4,470
LME Zinc Base Metal (4) 1/2023 USD (301,275) (8,324)
LME Zinc Base Metal (4) 1/2023 USD (298,175) (25,049)
LME Zinc Base Metal (5) 1/2023 USD (373,430) (9,257)
LME Zinc Base Metal (10) 1/2023 USD (750,438) 10,533
LME Zinc Base Metal (11) 1/2023 USD (820,430) (6,462)
LME Zinc Base Metal (11) 1/2023 USD (823,419) (20,176)
LME Zinc Base Metal (16) 1/2023 USD (1,198,100) (2,547)
LME Zinc Base Metal (44) 1/2023 USD (3,291,475) (50,005)
NY Harbor ULSD (9) 1/2023 USD (1,245,510) (68,757)
LME Aluminum Base Metal (1) 2/2023 USD (58,988) 2,584
LME Aluminum Base Metal (4) 2/2023 USD (235,951) 7,764
LME Aluminum Base Metal (6) 2/2023 USD (353,706) (5,350)
LME Aluminum Base Metal (8) 2/2023 USD (471,022) (11,562)
LME Aluminum Base Metal (10) 2/2023 USD (589,878) (157)
LME Aluminum Base Metal (14) 2/2023 USD (825,829) (2,079)
LME Aluminum Base Metal (14) 2/2023 USD (824,033) (34,988)
LME Aluminum Base Metal (19) 2/2023 USD (1,121,005) 36,039

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2022
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (27) 2/2023 USD $ (1,597,496) $ 20,619
LME Aluminum Base Metal (37) 2/2023 USD (2,181,872) (19,765)
LME Aluminum Base Metal (37) 2/2023 USD (2,183,472) 25,622
LME Aluminum Base Metal (46) 2/2023 USD (2,718,324) 44,990
LME Aluminum Base Metal (80) 2/2023 USD (4,726,220) 57,544
LME Copper Base Metal (7) 2/2023 USD (1,465,408) (67,159)
LME Copper Base Metal (7) 2/2023 USD (1,465,713) 3,704
LME Copper Base Metal (7) 2/2023 USD (1,465,494) (18,342)
LME Copper Base Metal (9) 2/2023 USD (1,884,431) 9,403
LME Copper Base Metal (10) 2/2023 USD (2,093,500) (76,943)
LME Copper Base Metal (12) 2/2023 USD (2,511,753) (232,985)
LME Copper Base Metal (19) 2/2023 USD (3,976,990) (328,565)
LME Copper Base Metal (20) 2/2023 USD (4,186,755) (203,836)
LME Copper Base Metal (24) 2/2023 USD (5,024,700) (28,380)
LME Copper Base Metal (29) 2/2023 USD (6,073,296) (259,378)
LME Copper Base Metal (34) 2/2023 USD (7,122,575) (273,799)
LME Copper Base Metal (50) 2/2023 USD (10,468,750) (353,707)
LME Copper Base Metal (55) 2/2023 USD (11,517,784) (594,083)
LME Lead Base Metal (3) 2/2023 USD (173,513) (8,145)
LME Lead Base Metal (3) 2/2023 USD (173,569) (21,664)
LME Lead Base Metal (8) 2/2023 USD (462,750) (53,368)
LME Lead Base Metal (9) 2/2023 USD (520,731) (44,205)
LME Lead Base Metal (11) 2/2023 USD (636,251) (30,730)
LME Lead Base Metal (13) 2/2023 USD (751,823) (53,107)
LME Lead Base Metal (14) 2/2023 USD (810,075) (71,277)
LME Lead Base Metal (16) 2/2023 USD (925,900) (124,039)
LME Lead Base Metal (22) 2/2023 USD (1,272,425) (84,483)
LME Lead Base Metal (23) 2/2023 USD (1,331,125) (197,450)
LME Lead Base Metal (23) 2/2023 USD (1,330,429) (76,967)
LME Lead Base Metal (29) 2/2023 USD (1,677,650) (209,808)
LME Nickel Base Metal (1) 2/2023 USD (179,790) (6,093)
LME Nickel Base Metal (2) 2/2023 USD (359,598) (12,084)
LME Nickel Base Metal (3) 2/2023 USD (538,955) (109,805)
LME Nickel Base Metal (4) 2/2023 USD (718,652) (161,393)
LME Nickel Base Metal (4) 2/2023 USD (719,160) (14,772)
LME Nickel Base Metal (5) 2/2023 USD (898,719) (113,238)
LME Nickel Base Metal (6) 2/2023 USD (1,078,394) (210,811)
LME Nickel Base Metal (6) 2/2023 USD (1,079,478) (164,376)
LME Nickel Base Metal (7) 2/2023 USD (1,258,045) (274,216)
LME Nickel Base Metal (10) 2/2023 USD (1,798,080) (295,470)
LME Nickel Base Metal (11) 2/2023 USD (1,980,429) (258,071)
LME Nickel Base Metal (15) 2/2023 USD (2,698,380) (434,924)
LME Zinc Base Metal (1) 2/2023 USD (74,552) 3,920
LME Zinc Base Metal (1) 2/2023 USD (74,553) (4,880)
LME Zinc Base Metal (5) 2/2023 USD (372,863) (352)
LME Zinc Base Metal (5) 2/2023 USD (372,820) (10,479)
LME Zinc Base Metal (6) 2/2023 USD (447,488) 26,017
LME Zinc Base Metal (13) 2/2023 USD (969,144) (70,557)
LME Zinc Base Metal (14) 2/2023 USD (1,042,913) (9,130)
LME Zinc Base Metal (16) 2/2023 USD (1,193,160) 39,056
LME Zinc Base Metal (18) 2/2023 USD (1,340,775) (25,197)
LME Zinc Base Metal (19) 2/2023 USD (1,415,182) (12,709)
LME Zinc Base Metal (20) 2/2023 USD (1,491,395) (48,365)
LME Zinc Base Metal (29) 2/2023 USD (2,161,167) 14,597
LME Zinc Base Metal (46) 2/2023 USD (3,430,071) (108,798)
NY Harbor ULSD (41) 2/2023 USD (5,474,582) (296,875)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2022
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (2) 3/2023 USD $ (118,601) $ 1,644
LME Aluminum Base Metal (5) 3/2023 USD (296,781) 2,079
LME Aluminum Base Metal (5) 3/2023 USD (295,893) 14,593
LME Aluminum Base Metal (6) 3/2023 USD (356,625) (318)
LME Aluminum Base Metal (7) 3/2023 USD (414,927) 20,908
LME Aluminum Base Metal (8) 3/2023 USD (474,900) 3,025
LME Aluminum Base Metal (9) 3/2023 USD (533,664) 15,959
LME Aluminum Base Metal (13) 3/2023 USD (772,850) 15,237
LME Aluminum Base Metal (27) 3/2023 USD (1,602,113) 6,712
LME Aluminum Base Metal (36) 3/2023 USD (2,130,867) 105,052
LME Aluminum Base Metal (54) 3/2023 USD (3,199,554) 163,137
LME Aluminum Base Metal (57) 3/2023 USD (3,376,623) 170,648
LME Aluminum Base Metal (66) 3/2023 USD (3,911,375) 209,056
LME Aluminum Base Metal (113) 3/2023 USD (6,699,996) 179,071
LME Aluminum Base Metal (453) 3/2023 USD (26,863,013) (649,785)
LME Copper Base Metal (2) 3/2023 USD (418,538) (181)
LME Copper Base Metal (2) 3/2023 USD (418,975) 6,572
LME Copper Base Metal (2) 3/2023 USD (418,838) 5,707
LME Copper Base Metal (2) 3/2023 USD (418,588) (5,443)
LME Copper Base Metal (3) 3/2023 USD (627,900) 3,892
LME Copper Base Metal (5) 3/2023 USD (1,047,438) (12,439)
LME Copper Base Metal (6) 3/2023 USD (1,255,538) (2,782)
LME Copper Base Metal (7) 3/2023 USD (1,466,413) 25,919
LME Copper Base Metal (11) 3/2023 USD (2,301,956) (12,750)
LME Copper Base Metal (17) 3/2023 USD (3,560,650) 33,269
LME Copper Base Metal (21) 3/2023 USD (4,399,238) 1,371
LME Copper Base Metal (28) 3/2023 USD (5,865,650) 20,454
LME Copper Base Metal (53) 3/2023 USD (11,102,838) (43,472)
LME Copper Base Metal (422) 3/2023 USD (88,361,525) (2,154,752)
LME Lead Base Metal (1) 3/2023 USD (57,781) (2,209)
LME Lead Base Metal (2) 3/2023 USD (114,775) (4,281)
LME Lead Base Metal (3) 3/2023 USD (171,975) (1,508)
LME Lead Base Metal (5) 3/2023 USD (287,396) (16,178)
LME Lead Base Metal (5) 3/2023 USD (288,979) (13,742)
LME Lead Base Metal (6) 3/2023 USD (346,820) (13,310)
LME Lead Base Metal (8) 3/2023 USD (462,000) (25,851)
LME Lead Base Metal (10) 3/2023 USD (573,375) (12,151)
LME Lead Base Metal (13) 3/2023 USD (751,631) (41,540)
LME Lead Base Metal (13) 3/2023 USD (750,669) (46,796)
LME Lead Base Metal (19) 3/2023 USD (1,089,413) (32,112)
LME Lead Base Metal (20) 3/2023 USD (1,155,770) (46,725)
LME Lead Base Metal (212) 3/2023 USD (12,240,350) (1,396,109)
LME Nickel Base Metal (1) 3/2023 USD (180,228) 1,749
LME Nickel Base Metal (1) 3/2023 USD (180,249) (13,152)
LME Nickel Base Metal (2) 3/2023 USD (360,526) (19,643)
LME Nickel Base Metal (2) 3/2023 USD (360,507) (14,835)
LME Nickel Base Metal (2) 3/2023 USD (360,576) 5,568
LME Nickel Base Metal (5) 3/2023 USD (901,418) 1,927
LME Nickel Base Metal (5) 3/2023 USD (900,930) (29,406)
LME Nickel Base Metal (10) 3/2023 USD (1,802,576) (28,399)
LME Nickel Base Metal (12) 3/2023 USD (2,160,972) (177,407)
LME Nickel Base Metal (12) 3/2023 USD (2,162,484) 91,015
LME Nickel Base Metal (16) 3/2023 USD (2,884,096) (78,392)
LME Nickel Base Metal (117) 3/2023 USD (21,091,590) (2,774,608)
LME Zinc Base Metal (2) 3/2023 USD (148,625) 819
LME Zinc Base Metal (3) 3/2023 USD (223,181) 10,585

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2022
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (3) 3/2023 USD $ (223,444) $ 10,522
LME Zinc Base Metal (7) 3/2023 USD (520,998) 54,735
LME Zinc Base Metal (8) 3/2023 USD (595,800) 49,176
LME Zinc Base Metal (10) 3/2023 USD (744,875) 21,433
LME Zinc Base Metal (33) 3/2023 USD (2,453,385) (18,907)
LME Zinc Base Metal (35) 3/2023 USD (2,605,531) 245,871
LME Zinc Base Metal (45) 3/2023 USD (3,346,313) 74,322
LME Zinc Base Metal (174) 3/2023 USD (12,947,775) (149,960)
Wheat (86) 3/2023 USD (3,405,600) (42,457)
Live Cattle (69) 4/2023 USD (4,465,680) 8,181
Platinum (1) 12/2023 JPY (16,698) (404)
(21,853,195)
$ 25,476,560
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at December 31, 2022 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
GSCO
Cash $ – $ 1,294,840 $ 1,294,840
GSIN
Cash 15,886 – 15,886
JPPC
Cash – 5,964,268 5,964,268
MSCL
Cash – 10,839,736 10,839,736

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2022
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 87.8%
COMMON STOCKS - 4.8%
Italy - 3.7%
A2A SpA (a) 2,316,365 3,088,329
Assicurazioni Generali SpA (a) 251,897 4,479,362
Azimut Holding SpA (a) 75,429 1,687,785
Banco BPM SpA (a) 249,178 888,313
Buzzi Unicem SpA (a) 107,735 2,076,068
Hera SpA (a) 683,230 1,842,817
Intesa Sanpaolo SpA (a) 164,349 364,101
Leonardo SpA (a) 880,814 7,596,815
Mediobanca Banca di Credito
Finanziario SpA (a) 19,063 183,178
Pirelli & C SpA (a)(b) 186,654 800,103
Poste Italiane SpA (a)(b) 193,901 1,891,790
Prysmian SpA (a) 70,597 2,623,069
UniCredit SpA (a) 64,746 918,717
Unipol Gruppo SpA (a) 486,488 2,368,613
30,809,060
—
United States - 1.1%
Stellantis NV (a) 372,924 5,299,386
Tenaris SA (a) 246,085 4,315,768
9,615,154
—
TOTAL COMMON STOCKS
(Cost $37,925,140) 40,424,214
SHORT-TERM INVESTMENTS - 83.0%
INVESTMENT COMPANIES - 35.3%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund ,
Institutional Shares, 3.94% (1)(c)(d) 15,616,493 15,616,493
Limited Purpose Cash Investment
Fund, 4.08% (1)(c)(e) 280,001,709 279,889,708
TOTAL INVESTMENT COMPANIES
(Cost $295,440,243) 295,506,201
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 47.7%
U.S. Treasury Bills
2.53%, 1/5/2023 (f) $ 21,815,000 21,810,595
2.72%, 1/12/2023 (f)(g) 40,543,000 40,507,803
2.95%, 1/19/2023 (f)(g) 5,238,000 5,229,573
3.09%, 2/9/2023 (f)(g) 22,248,000 22,159,242
3.07%, 2/16/2023 (f)(g) 632,000 628,857
3.38%, 3/9/2023 (f) 19,863,000 19,710,821
3.53%, 3/16/2023 (f)(g) 44,568,000 44,198,398
3.85%, 3/23/2023 (f)(g) 21,354,000 21,155,249
3.93%, 3/30/2023 (f) 2,265,000 2,241,798
3.93%, 4/6/2023 (f)(g) 32,498,000 32,145,397
4.11%, 4/13/2023 (f)(g) 27,211,000 26,903,742
4.33%, 4/20/2023 (f) 3,340,000 3,296,454
4.49%, 4/27/2023 (f)(g) 51,935,000 51,203,189
4.54%, 5/4/2023 (f) 3,282,000 3,232,461
4.59%, 5/11/2023 (f)(g) 55,786,000 54,885,357
4.54%, 5/18/2023 (f)(g) 17,591,000 17,293,204
4.66%, 6/1/2023 (f)(g) 10,099,000 9,910,802
4.68%, 6/8/2023 (f)(g) 2,135,000 2,093,275
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 47.7% (continued)
4.74%, 6/15/2023 (f)(g) $ 21,350,000 20,919,610
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $399,628,698) 399,525,827
TOTAL SHORT-TERM INVESTMENTS
(Cost $695,068,941) 695,032,028
TOTAL LONG POSITIONS
(Cost $732,994,081) 735,456,242
SHARES
SHORT POSITIONS - (4.8)%
COMMON STOCKS - (4.8)%
Canada - (0.1)%
SNC-Lavalin Group, Inc. (1) (24,638) (434,167)
Italy - (4.5)%
Amplifon SpA (96,164) (2,871,437)
Banca Generali SpA (29,313) (1,006,219)
Brembo SpA (13,330) (149,063)
Davide Campari-Milano NV (461,939) (4,689,745)
DiaSorin SpA (12,555) (1,756,767)
Enel SpA (35,033) (188,413)
Ferrari NV (20,275) (4,347,744)
FinecoBank Banca Fineco SpA (110,134) (1,828,898)
Infrastrutture Wireless Italiane SpA
(b) (233,809) (2,358,715)
Interpump Group SpA (34,034) (1,536,537)
Italgas SpA (26,384) (146,495)
Moncler SpA (81,622) (4,337,140)
Nexi SpA (b) (330,071) (2,605,561)
Recordati Industria Chimica e
Farmaceutica SpA (62,809) (2,610,832)
Reply SpA (6,567) (753,353)
Salvatore Ferragamo SpA (20,218) (357,462)
Snam SpA (445,408) (2,159,712)
Telecom Italia SpA (2,064,304) (478,406)
Terna - Rete Elettrica Nazionale (490,471) (3,622,227)
(37,804,726)
—
Portugal - (0.0)% (h)
Banco Espirito Santo SA
(Registered) (3)(i) (216,618) (2)
United Kingdom - (0.2)%
CNH Industrial NV (109,955) (1,763,898)
TOTAL COMMON STOCKS
(Proceeds $(45,133,060)) (40,002,793)
TOTAL SHORT POSITIONS
(Proceeds $(45,133,060)) (40,002,793)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 83.0%
(Cost $687,861,021) 695,453,449
OTHER ASSETS IN EXCESS OF
LIABILITIES - 17.0% (j) 142,002,616
NET ASSETS - 100.0% 837,456,065

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2022
(a) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $39,524,068. In addition,
$3,443,946 of cash collateral was pledged.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2022 amounted to $(2,272,383), which represents
(0.27)% of net assets of the fund.
(c) Represents 7-day effective yield as of December 31, 2022.
(d) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(e) For the period ended December 31, 2022, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(f) The rate shown was the effective yield at the date of purchase.
(g) All or a portion of the security pledged as collateral for swap contracts.
(h) Represents less than 0.05% of net assets.
(i) Security fair valued using significant unobservable inputs (Level 3) as of December 31, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at December 31, 2022 amounted to $(2), which represents (0.00)% of net assets of the fund.
(j) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (2,837,121) (0.3) %
Consumer Discretionary (3,091,920) (0.4)
Consumer Staples (4,689,746) (0.6)
Energy 4,315,768 0.5
Financials 9,946,739 1.2
Health Care (7,239,036) (0.9)
Industrials 6,485,283 0.8
Information Technology (3,358,914) (0.4)
Materials 2,076,068 0.2
Utilities (1,185,700) (0.1)
Investment Companies 295,506,201 35.3
U.S. Treasury Obligations 399,525,827 47.7
Total Investments In Securities
At Value 695,453,449 83.0
Other Assets in Excess of
Liabilities (j) 142,002,616 17.0
Net Assets
$ 837,456,065 100.0%
Affiliate
Value
At
12/31/2021
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
12/31/2022
Shares
Held At
12/31/2022
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 33.4%
INVESTMENT COMPANIES - 33.4%
Limited Purpose
Cash Investment
Fund,
4.08% (1)(a)
(Cost $279,823,750) $255,575,499 $2,101,525,658 $(2,077,182,100) $(95,294) $65,945 $279,889,708 280,001,709 $3,650,299 $–
(1) Level 1 security (See Note 5).
(a) Represents 7-day effective yield as of December 31, 2022.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
(3) Level 3 security (See Note 5).

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2022
Forward effective interest rate swap contracts outstanding as of December 31, 2022:
Exchange Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D SOFR Annual 3.75% Annual 3/15/2033 USD 67,100,000 $ 1,459,269 $ (249,066) $ 1,210,203
Pay 3M BBR Qtrly 5.50% Semi 3/12/2025 NZD 35,000,000 28,719 9,386 38,105
Pay 3M BBR Qtrly 4.50% Qtrly 3/13/2025 AUD 128,400,000 229,630 472,969 702,599
Pay 6M NIBOR Semi 3.50% Annual 6/18/2025 NOK 16,000,000 9,738 (6,028) 3,710
Receive 1D SOFR Annual 2.75% Annual 3/17/2025 USD 3,500,000 31,618 73,188 104,806
Receive 1D SOFR Annual 3.50% Annual 3/17/2025 USD 161,400,000 2,024,384 525,778 2,550,162
Receive 1D SOFR Annual 3.25% Annual 6/23/2025 USD 402,200,000 5,567,969 879,960 6,447,929
Receive 1D SOFR Annual 3.75% Annual 6/23/2025 USD 160,700,000 331,046 745,102 1,076,148
Receive 1D SONIA Annual 4.00% Annual 6/23/2025 GBP 19,900,000 163,078 46,852 209,930
Receive 1D SONIA Annual 3.00% Annual 3/15/2033 GBP 5,400,000 159,118 232,927 392,045
Receive 1D SONIA Annual 3.25% Annual 6/21/2033 GBP 900,000 393 40,218 40,611
Receive 1D TONAR Annual 0.00% Annual 6/23/2025 JPY 119,281,000,000 3,840,599 2,959,011 6,799,610
Receive 3M BA Qtrly 3.25% Semi 3/13/2025 CAD 269,400,000 2,868,476 1,299,083 4,167,559
Receive 3M BA Qtrly 4.00% Semi 3/13/2025 CAD 367,600,000 534,667 1,317,959 1,852,626
Receive 3M BA Qtrly 3.75% Semi 6/19/2025 CAD 429,400,000 435,927 1,844,117 2,280,044
Receive 3M BBR Qtrly 4.00% Qtrly 3/13/2025 AUD 200,200,000 (49,086) 258,504 209,418
Receive 3M STIBOR Qtrly 3.00% Annual 6/18/2025 SEK 289,000,000 145,692 142,851 288,543
Receive 6M EURIBOR Semi 2.50% Annual 6/23/2025 EUR 177,700,000 1,537,615 1,947,977 3,485,592
Receive 6M EURIBOR Semi 3.00% Annual 3/15/2033 EUR 16,600,000 (379,782) 705,060 325,278
Receive 6M EURIBOR Semi 2.00% Annual 3/15/2033 EUR 17,500,000 1,338,072 593,432 1,931,504
20,277,142 13,839,280 34,116,422
Pay 1D SARON Annual 1.00% Annual 3/17/2025 CHF 175,700,000 (1,327,018) (1,201,305) (2,528,323)
Pay 1D SARON Annual 1.50% Annual 3/17/2025 CHF 198,100,000 39,355 (767,532) (728,177)
Pay 1D SARON Annual 1.50% Annual 6/23/2025 CHF 192,300,000 953,576 (1,929,612) (976,036)
Pay 1D SOFR Annual 3.00% Annual 3/15/2033 USD 17,100,000 (659,505) (92,911) (752,416)
Pay 1D SOFR Annual 3.00% Annual 6/21/2033 USD 90,600,000 (1,965,943) (1,622,899) (3,588,842)
Pay 1D SONIA Annual 4.00% Annual 3/17/2025 GBP 24,800,000 (358,474) 73,101 (285,373)
Pay 1D TONAR Annual 0.00% Annual 3/17/2025 JPY 21,106,600,000 (552,181) (399,339) (951,520)
Pay 1D TONAR Annual 0.50% Annual 3/15/2033 JPY 3,717,100,000 (96,276) (984,729) (1,081,005)
Pay 1D TONAR Annual 0.50% Annual 6/21/2033 JPY 24,798,700,000 (2,976,302) (4,877,812) (7,854,114)
Pay 3M BA Qtrly 3.25% Semi 3/14/2033 CAD 14,500,000 (327,119) (80,588) (407,707)
Pay 3M BA Qtrly 3.50% Semi 3/14/2033 CAD 18,400,000 (528,591) 295,162 (233,429)
Pay 3M BA Qtrly 3.50% Semi 6/20/2033 CAD 93,400,000 1,980,500 (2,962,895) (982,395)
Pay 3M BBR Qtrly 5.00% Semi 3/12/2025 NZD 40,300,000 (134,746) (57,955) (192,701)
Pay 3M BBR Qtrly 4.50% Semi 3/12/2025 NZD 900,000 (432) (9,155) (9,587)
Pay 3M BBR Qtrly 4.00% Semi 3/12/2025 NZD 31,100,000 (143,923) (369,923) (513,846)
Pay 3M BBR Qtrly 4.00% Qtrly 6/12/2025 AUD 32,600,000 85,079 (139,107) (54,028)
Pay 3M STIBOR Qtrly 3.50% Annual 3/19/2025 SEK 100,000 (11) (2) (13)
Pay 6M BBR Semi 4.50% Semi 3/10/2033 AUD 37,200,000 (267,360) 110,504 (156,856)
Pay 6M BBR Semi 4.00% Semi 3/10/2033 AUD 9,900,000 (231,330) (84,180) (315,510)
Pay 6M BBR Semi 4.50% Semi 6/09/2033 AUD 1,100,000 17,034 (23,483) (6,449)
Pay 6M EURIBOR Semi 1.50% Annual 3/17/2025 EUR 75,500,000 (2,228,659) (791,296) (3,019,955)
Pay 6M EURIBOR Semi 3.00% Annual 3/17/2025 EUR 76,500,000 (332,491) (393,139) (725,630)
Pay 6M EURIBOR Semi 2.50% Annual 6/21/2033 EUR 48,200,000 (637,643) (2,488,927) (3,126,570)
Receive 1D SOFR Annual 4.50% Annual 3/17/2025 USD 389,900,000 (2,032,023) 839,460 (1,192,563)
Receive 6M NIBOR Semi 4.00% Annual 3/19/2025 NOK 100,000 (96) (14) (110)
(11,724,579) (17,958,576) (29,683,155)
$ 8,552,563 $ (4,119,296) $ 4,433,267

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2022
Abbreviations:
1D: 1 Day
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at December 31, 2022 were as follows:
1 Day Secured Overnight Financing Rate (''SOFR''): 4.30%
1 Day Sterling Overnight Index Average (''SONIA''): 3.43%
1 Day Swiss Average Rate Overnight (“SARON”): 0.94%
1 Day Tokyo Overnight Average Rate (“TONAR”): -0.02%
3 Month Australian Bank-Bill Reference Rate (''BBR''): 3.26%
3 Month Canadian Bankers’ Acceptance Rate (''BA''): 4.94%
3 Month Stockholm Interbank Offered Rate (''STIBOR''): 2.70%
6 Month Australian Bank-Bill Reference Rate (''BBR''): 3.77%
6 Month Euro Interbank Offered Rate (''EURIBOR''): 2.69%
6 Month Norwegian Interbank Offered Rate (''NIBOR''): 3.51%
Total return swap contracts outstanding as of December 31, 2022 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Canada 10 Year
Bond March
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination BANA 03/22/2023 CAD (367,650) $ 9,036
iBovespa Index
February Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 02/15/2023 BRL 101,659,245 573,019
Swiss Market
Index March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity Monthly MLIN 03/17/2023 CHF 5,647,680 20,389
MSCI Mexico Net
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
TIIE plus or minus
a specified spread
(0.25%) Monthly CITI 03/15/2023 MXN (42,184,132) 122,534
MSCI
Netherlands Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (-0.26%) Monthly CITI 03/15/2023 EUR (10,673,943) 726,987
MSCI Singapore
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SORA plus or
minus a specified
spread (-0.15%) Monthly CITI 03/15/2023 SGD (12,264,389) 174,020
1,625,985

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2022
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
DTOP Index
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 03/16/2023 ZAR 636,400 $ (1,481)
HSCEI January
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 01/30/2023 HKD (36,166,000) (19,468)
SGX NIFTY 50
Index January
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 01/25/2023 USD (145,784) (1,563)
TAIEX Index
January Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 01/30/2023 TWD 28,270,000 (16,112)
Tel Aviv Stock
Exchange 35
Index
Decreases in
total return
of reference
entity and pays
the TELBOR
plus or minus
a specified
spread (-0.30%)
Increases in
total return of
reference entity
Monthly BANA 03/15/2023 ILS 11,301,789 (102,763)
MSCI Emerging
Markets Taiwan
Net Total Return
Index
Decreases in
total return
of reference
entity and pays
the OBFR
plus or minus
a specified
spread (0.40%)
Increases in
total return of
reference entity
Monthly JPMC 03/15/2023 USD 1,659,809 (86,059)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.32%)
Increases in
total return of
reference entity
Monthly CITI 03/15/2023 EUR 9,080,105 (202,578)
MSCI Poland Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
WIBOR plus or
minus a specified
spread (-0.55%) Monthly CITI 03/15/2023 PLN (21,892,476) (172,574)
MSCI South
Africa Net Return
Index
Decreases in
total return
of reference
entity and pays
the JIBAR
plus or minus
a specified
spread (0.45%)
Increases in
total return of
reference entity
Monthly CITI 03/15/2023 ZAR 46,747,315 (61,353)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2022
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.18%)
Increases in
total return of
reference entity
Monthly CITI 03/15/2023 EUR 6,449,379 $ (65,359)
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the SARON
plus or minus
a specified
spread (0.20%)
Increases in
total return of
reference entity
Monthly CITI 03/15/2023 CHF 17,494,167 (629,284)
MSCI United
Kingdom Net
Return Index
Decreases in
total return
of reference
entity and pays
the SONIA
plus or minus
a specified
spread (0.15%)
Increases in
total return of
reference entity
Monthly CITI 03/15/2023 GBP 3,248,116 (39,009)
(1,397,603)
$ 228,382
Futures contracts outstanding as of December 31, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 323 1/2023 USD $ 27,748,930 $ 1,519,221
CAC 40 10 Euro Index 106 1/2023 EUR 7,341,928 (239,318)
FTSE Bursa Malaysia KLCI Index 4 1/2023 MYR 67,741 576
IBEX 35 Index 268 1/2023 EUR 23,507,857 (22,661)
LME Copper Base Metal 3 1/2023 USD 627,638 63,131
LME Copper Base Metal 17 1/2023 USD 3,556,298 339,302
LME Copper Base Metal 17 1/2023 USD 3,558,274 341,212
LME Copper Base Metal 33 1/2023 USD 6,905,258 669,977
Natural Gas 234 1/2023 USD 10,471,500 (1,453,134)
SGX FTSE Taiwan Index 471 1/2023 USD 23,394,570 (104,242)
WTI Crude Oil 118 1/2023 USD 9,470,680 919,006
LME Copper Base Metal 7 2/2023 USD 1,465,207 116,638
LME Copper Base Metal 18 2/2023 USD 3,768,863 (46,060)
LME Copper Base Metal 20 2/2023 USD 4,187,000 158,185
LME Copper Base Metal 24 2/2023 USD 5,024,550 23,237
LME Copper Base Metal 27 2/2023 USD 5,652,288 306,217
LME Copper Base Metal 28 2/2023 USD 5,865,650 210,226
LME Copper Base Metal 28 2/2023 USD 5,862,850 (26,105)
LME Copper Base Metal 35 2/2023 USD 7,329,499 354,932
LME Copper Base Metal 40 2/2023 USD 8,375,000 201,595

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2022
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 52 2/2023 USD $ 10,885,563 $ 455,245
Australia 10 Year Bond 574 3/2023 AUD 45,191,834 (853,825)
Euro-Bund 1,946 3/2023 EUR 276,635,108 (15,541,508)
FTSE 100 Index 191 3/2023 GBP 17,239,700 (1,159)
FTSE/JSE Top 40 Index 131 3/2023 ZAR 5,221,111 (153,418)
FTSE/MIB Index 1,206 3/2023 EUR 153,030,718 (5,060,750)
Japan 10 Year Bond 169 3/2023 JPY 187,002,286 (3,764,733)
KOSPI 200 Index 203 3/2023 KRW 11,753,371 (600,700)
LME Copper Base Metal 3 3/2023 USD 628,163 (2,595)
LME Copper Base Metal 3 3/2023 USD 627,881 (2,716)
LME Copper Base Metal 9 3/2023 USD 1,884,769 (32,986)
LME Copper Base Metal 18 3/2023 USD 3,767,175 (55,622)
LME Copper Base Metal 31 3/2023 USD 6,494,113 (10,069)
LME Copper Base Metal 31 3/2023 USD 6,486,944 8,912
LME Copper Base Metal 33 3/2023 USD 6,913,088 (499)
Long Gilt 207 3/2023 GBP 24,995,235 (1,001,686)
SET50 Index 1,656 3/2023 THB 9,632,388 207,211
Silver 52 3/2023 USD 6,250,400 706,246
Soybean 585 3/2023 USD 44,577,000 1,388,260
SPI 200 Index 1,033 3/2023 AUD 122,939,995 (1,788,925)
TOPIX Index 1,399 3/2023 JPY 201,631,248 (5,401,739)
(28,175,121)
Short Contracts
Amsterdam Exchange Index (393) 1/2023 EUR (58,025,337) 3,142,502
Hang Seng Index (229) 1/2023 HKD (29,213,787) (169,074)
HSCEI (178) 1/2023 HKD (7,707,948) (56,004)
LME Copper Base Metal (3) 1/2023 USD (627,638) (63,871)
LME Copper Base Metal (17) 1/2023 USD (3,558,274) (362,244)
LME Copper Base Metal (17) 1/2023 USD (3,556,298) (356,093)
LME Copper Base Metal (33) 1/2023 USD (6,905,258) (648,895)
MSCI Singapore Index (970) 1/2023 SGD (21,041,772) 1,226
OMXS30 Index (483) 1/2023 SEK (9,451,846) 384,331
SGX NIFTY 50 Index (268) 1/2023 USD (9,767,528) (48,519)
100 oz Gold (557) 2/2023 USD (101,719,340) (3,587,113)
LME Copper Base Metal (7) 2/2023 USD (1,465,207) (125,841)
LME Copper Base Metal (18) 2/2023 USD (3,768,863) 18,806
LME Copper Base Metal (20) 2/2023 USD (4,187,000) (153,885)
LME Copper Base Metal (24) 2/2023 USD (5,024,550) (5,041)
LME Copper Base Metal (27) 2/2023 USD (5,652,288) (259,042)
LME Copper Base Metal (28) 2/2023 USD (5,865,650) (227,582)
LME Copper Base Metal (28) 2/2023 USD (5,862,850) 14,818
LME Copper Base Metal (35) 2/2023 USD (7,329,499) (378,053)
LME Copper Base Metal (40) 2/2023 USD (8,375,000) (228,821)
LME Copper Base Metal (52) 2/2023 USD (10,885,563) (529,973)
Canada 10 Year Bond (3,060) 3/2023 CAD (276,665,584) 8,359,351
Corn (764) 3/2023 USD (25,918,700) (237,637)
DAX Index (308) 3/2023 EUR (115,295,600) 3,958,133
EURO STOXX 50 Index (540) 3/2023 EUR (21,878,928) 214,985
LME Copper Base Metal (3) 3/2023 USD (627,881) 2,486
LME Copper Base Metal (9) 3/2023 USD (1,884,769) 25,683
LME Copper Base Metal (18) 3/2023 USD (3,767,175) 37,855
LME Copper Base Metal (31) 3/2023 USD (6,494,113) 22,646
LME Copper Base Metal (31) 3/2023 USD (6,486,944) (14,374)
LME Copper Base Metal (33) 3/2023 USD (6,913,088) (27,067)
LME Copper Base Metal (205) 3/2023 USD (42,924,438) (154,400)
MEX BOLSA Index (32) 3/2023 MXN (801,999) 37,067

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2022
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
S&P 500 E-Mini Index (768) 3/2023 USD $ (148,262,400) $ 4,636,329
S&P/TSX 60 Index (6) 3/2023 CAD (1,036,839) 35,673
U.S. Treasury 10 Year Note (1,789) 3/2023 USD (200,619,578) 2,466,801
15,725,163
$ (12,449,958)
Forward Foreign Currency Exchange Contracts outstanding as of December 31, 2022:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 103,310,926 USD 69,499,938 CITI 3/15/2023 $ 1,039,902
AUD 103,310,922 USD 69,498,757 JPMC 3/15/2023 1,041,079
BRL 35,434,242 USD 6,485,363 CITI
**
3/15/2023 137,438
BRL 35,434,240 USD 6,485,371 JPMC
**
3/15/2023 137,430
CAD 10,110,000 USD 7,469,999 CITI 3/15/2023 822
CAD 10,110,000 USD 7,469,961 JPMC 3/15/2023 859
CHF 16,758,500 USD 18,170,538 CITI 3/15/2023 93,472
CHF 16,758,500 USD 18,170,449 JPMC 3/15/2023 93,562
CLP 45,183,000 USD 50,944 CITI
**
3/15/2023 1,836
CLP 45,183,000 USD 50,944 JPMC
**
3/15/2023 1,836
CNY 65,966,595 USD 9,400,360 CITI
**
3/15/2023 183,825
CNY 65,966,589 USD 9,400,340 JPMC
**
3/15/2023 183,846
EUR 88,263,816 USD 92,722,980 CITI 3/15/2023 2,216,875
EUR 88,263,812 USD 92,722,774 JPMC 3/15/2023 2,217,076
GBP 7,683,500 USD 9,210,080 CITI 3/15/2023 95,197
GBP 7,683,500 USD 9,210,092 JPMC 3/15/2023 95,185
IDR 476,871,500 USD 30,384 CITI
**
3/15/2023 395
IDR 476,871,500 USD 30,384 JPMC
**
3/15/2023 396
JPY 2,483,585,210 USD 18,745,008 CITI 3/15/2023 359,214
JPY 2,483,585,204 USD 18,744,921 JPMC 3/15/2023 359,300
KRW 4,708,541,500 USD 3,613,224 CITI
**
3/15/2023 131,865
KRW 4,708,541,500 USD 3,613,206 JPMC
**
3/15/2023 131,883
MXN 187,380,836 USD 9,468,777 CITI 3/15/2023 23,939
MXN 187,380,834 USD 9,468,788 JPMC 3/15/2023 23,927
NOK 744,901,118 USD 74,965,440 CITI 3/15/2023 1,301,309
NOK 744,901,112 USD 74,965,297 JPMC 3/15/2023 1,301,451
NZD 42,774,501 USD 27,079,311 CITI 3/15/2023 99,849
NZD 42,774,499 USD 27,079,175 JPMC 3/15/2023 99,984
PLN 27,960,003 USD 6,173,595 CITI 3/15/2023 169,979
PLN 27,960,001 USD 6,173,580 JPMC 3/15/2023 169,996
SGD 8,754,503 USD 6,420,129 CITI 3/15/2023 123,417
SGD 8,754,497 USD 6,420,114 JPMC 3/15/2023 123,427
TWD 1,000,000 USD 32,737 CITI
**
3/15/2023 45
TWD 1,000,000 USD 32,737 JPMC
**
3/15/2023 45
USD 4,489,118 AUD 6,549,000 CITI 3/15/2023 17,515
USD 4,489,140 AUD 6,549,000 JPMC 3/15/2023 17,538
USD 57,345 BRL 304,126 CITI
**
3/15/2023 503
USD 57,345 BRL 304,124 JPMC
**
3/15/2023 503
USD 19,048,482 CAD 25,668,501 CITI 3/15/2023 80,651
USD 19,048,565 CAD 25,668,499 JPMC 3/15/2023 80,736
USD 5,947,915 CHF 5,455,500 CITI 3/15/2023 2,317
USD 5,947,945 CHF 5,455,500 JPMC 3/15/2023 2,347

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2022
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 37,745,380 GBP 30,677,936 CITI 3/15/2023 $ 592,171
USD 37,745,570 GBP 30,677,940 JPMC 3/15/2023 592,356
USD 12,114,574 ILS 41,463,046 CITI 3/15/2023 273,165
USD 12,114,567 ILS 41,463,045 JPMC 3/15/2023 273,159
USD 2,311,463 INR 190,000,000 CITI
**
3/15/2023 25,560
USD 2,311,464 INR 190,000,000 JPMC
**
3/15/2023 25,559
USD 3,335,856 MXN 65,500,000 CITI 3/15/2023 17,626
USD 3,335,873 MXN 65,500,000 JPMC 3/15/2023 17,642
USD 13,706,434 NOK 133,500,000 CITI 3/15/2023 38,027
USD 13,706,502 NOK 133,500,000 JPMC 3/15/2023 38,096
USD 3,331,260 NZD 5,216,768 CITI 3/15/2023 16,496
USD 3,331,276 NZD 5,216,768 JPMC 3/15/2023 16,513
USD 7,833,765 SEK 81,000,000 CITI 3/15/2023 40,002
USD 7,833,804 SEK 81,000,000 JPMC 3/15/2023 40,040
USD 5,634,011 TWD 169,956,638 CITI
**
3/15/2023 62,499
USD 5,634,028 TWD 169,956,630 JPMC
**
3/15/2023 62,516
ZAR 192,430,876 USD 11,069,650 CITI 3/15/2023 187,648
ZAR 192,430,876 USD 11,064,024 JPMC 3/15/2023 193,273
HUF 3,145,924,502 USD 7,812,933 CITI 3/16/2023 451,464
HUF 3,145,924,498 USD 7,812,924 JPMC 3/16/2023 451,473
Total unrealized appreciation 15,578,056
AUD 35,979,572 USD 24,577,699 CITI 3/15/2023 (11,147)
AUD 35,979,569 USD 24,577,574 JPMC 3/15/2023 (11,024)
BRL 95,314,654 USD 17,926,990 CITI
**
3/15/2023 (112,300)
BRL 95,314,654 USD 17,926,900 JPMC
**
3/15/2023 (112,211)
CAD 5,384,678 USD 4,028,576 CITI 3/15/2023 (49,550)
CAD 5,384,672 USD 4,028,577 JPMC 3/15/2023 (49,555)
CHF 3,053,000 USD 3,336,091 CITI 3/15/2023 (8,823)
CHF 3,053,000 USD 3,336,074 JPMC 3/15/2023 (8,806)
GBP 14,607,000 USD 17,808,938 CITI 3/15/2023 (118,800)
GBP 14,607,000 USD 17,808,849 JPMC 3/15/2023 (118,711)
INR 387,244,847 USD 4,704,346 CITI
**
3/15/2023 (45,375)
INR 387,244,843 USD 4,704,335 JPMC
**
3/15/2023 (45,364)
MXN 229,811,336 USD 11,746,432 CITI 3/15/2023 (104,187)
MXN 229,811,335 USD 11,746,412 JPMC 3/15/2023 (104,167)
NOK 124,150,187 USD 12,776,343 CITI 3/15/2023 (65,217)
NOK 124,150,185 USD 12,776,278 JPMC 3/15/2023 (65,153)
SEK 152,000,000 USD 14,772,053 CITI 3/15/2023 (146,720)
SEK 152,000,000 USD 14,771,980 JPMC 3/15/2023 (146,645)
TWD 90,700,500 USD 3,012,634 CITI
**
3/15/2023 (39,293)
TWD 90,700,500 USD 3,013,097 JPMC
**
3/15/2023 (39,756)
USD 4,495,165 AUD 6,642,000 CITI 3/15/2023 (39,937)
USD 4,495,188 AUD 6,642,000 JPMC 3/15/2023 (39,915)
USD 10,487,450 BRL 56,889,378 CITI
**
3/15/2023 (145,402)
USD 10,487,442 BRL 56,889,372 JPMC
**
3/15/2023 (145,409)
USD 5,616,006 CAD 7,655,000 CITI 3/15/2023 (40,684)
USD 5,616,034 CAD 7,655,000 JPMC 3/15/2023 (40,656)
USD 141,017,807 CHF 131,661,168 CITI 3/15/2023 (2,471,220)
USD 141,018,057 CHF 131,661,163 JPMC 3/15/2023 (2,470,965)
USD 1,432,747 CLP 1,309,244,502 CITI
**
3/15/2023 (96,652)
USD 1,432,750 CLP 1,309,244,498 JPMC
**
3/15/2023 (96,650)
USD 3,352,532 CNY 23,260,320 CITI
**
3/15/2023 (26,924)
USD 3,352,550 CNY 23,260,326 JPMC
**
3/15/2023 (26,907)
USD 749,956 DKK 5,386,212 CITI 3/15/2023 (29,609)
USD 749,955 DKK 5,386,211 JPMC 3/15/2023 (29,610)
USD 20,028,981 EUR 18,761,002 CITI 3/15/2023 (151,053)
USD 20,029,077 EUR 18,760,998 JPMC 3/15/2023 (150,953)
USD 1,284,111 GBP 1,070,939 CITI 3/15/2023 (12,874)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2022
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 1,284,106 GBP 1,070,936 JPMC 3/15/2023 $ (12,876)
USD 184,562 IDR 2,903,353,500 CITI
**
3/15/2023 (2,832)
USD 184,518 IDR 2,903,353,498 JPMC
**
3/15/2023 (2,876)
USD 351,251 ILS 1,230,000 CITI 3/15/2023 (24)
USD 351,253 ILS 1,230,000 JPMC 3/15/2023 (22)
USD 661,210 INR 55,000,000 CITI
**
3/15/2023 (500)
USD 661,213 INR 55,000,000 JPMC
**
3/15/2023 (496)
USD 71,399,510 JPY 9,694,407,534 CITI 3/15/2023 (3,171,764)
USD 71,399,647 JPY 9,694,407,524 JPMC 3/15/2023 (3,171,626)
USD 34,016,621 KRW 44,938,823,984 CITI
**
3/15/2023 (1,726,911)
USD 34,016,692 KRW 44,938,823,976 JPMC
**
3/15/2023 (1,726,840)
USD 8,990,063 MXN 180,361,000 CITI 3/15/2023 (147,028)
USD 8,990,108 MXN 180,361,000 JPMC 3/15/2023 (146,982)
USD 18,743,286 NOK 187,000,000 CITI 3/15/2023 (402,721)
USD 18,740,334 NOK 187,000,000 JPMC 3/15/2023 (405,673)
USD 9,142,479 NZD 14,586,804 CITI 3/15/2023 (126,059)
USD 9,139,697 NZD 14,586,803 JPMC 3/15/2023 (128,840)
USD 3,067,325 PLN 13,718,000 CITI 3/15/2023 (45,020)
USD 3,067,340 PLN 13,718,000 JPMC 3/15/2023 (45,005)
USD 10,790,227 SEK 113,410,635 CITI 3/15/2023 (122,066)
USD 10,790,220 SEK 113,410,633 JPMC 3/15/2023 (122,071)
USD 5,291,167 SGD 7,199,752 CITI 3/15/2023 (90,282)
USD 5,291,171 SGD 7,199,747 JPMC 3/15/2023 (90,274)
USD 2,032,838 TWD 62,348,210 CITI
**
3/15/2023 (11,058)
USD 2,032,837 TWD 62,348,206 JPMC
**
3/15/2023 (11,059)
USD 2,117,728 ZAR 36,602,000 CITI 3/15/2023 (23,506)
USD 2,117,739 ZAR 36,602,000 JPMC 3/15/2023 (23,495)
ZAR 12,107,624 USD 709,526 CITI 3/15/2023 (1,224)
ZAR 12,107,624 USD 709,527 JPMC 3/15/2023 (1,225)
USD 450,149 HUF 180,000,000 CITI 3/16/2023 (22,714)
USD 450,151 HUF 180,000,000 JPMC 3/16/2023 (22,712)
Total unrealized depreciation (19,224,005)
Net unrealized depreciation $ (3,645,949)
** Non-deliverable forward.

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2022
Total Return Basket Swaps Outstanding at December 31, 2022
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TIIE plus
or minus a specified spread
(-0.20%), which is denominated
in MXN based on the local
currencies of the positions
within the swap.
60 months
maturity
12/09/2027 $3,311 $(159) $– $(159)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TIIE plus
or minus a specified spread
(-0.50% to 0.50%), which is
denominated in MXN based
on the local currencies of the
positions within the swap.
41-59 months
maturity ranging
from 04/17/2026
- 10/14/2027 $4,341,310 $(114,663) $(1,501) $(116,164)
JPMC The Fund receives the total
return on a portfolio of long and
short equity positions and pays
or receives the WIBOR plus
or minus a specified spread
(-1.95% to 0.70%), which is
denominated in PLN based
on the local currencies of the
positions within the swap.
41-56 months
maturity ranging
from 04/17/2026
- 07/21/2027 $8,163,291 $114,449 $(3,113) $111,336
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR plus
or minus a specified spread
(-6.50% to 0.75%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
41-61 months
maturity ranging
from 04/17/2026
- 12/08/2027 $5,869,802 $174,624 $(4,113) $170,511
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BANA The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-34.77% to 0.20%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
13-14 months
maturity
ranging from
01/25/2023
- 02/26/2024 $679,915,961 $(3,083,143) $2,219,598 $(863,545)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2022
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Abbott Laboratories 27,719 3,043,269 33,817 (3.9)
Acuity Brands, Inc. 23,582 3,905,415 (55,654) 6.4
Alphabet, Inc. 48,647 4,292,125 40,863 (4.7)
Amdocs Ltd. 31,070 2,824,263 20,196 (2.3)
Amkor Technology, Inc. 151,691 3,637,550 (63,710) 7.4
AutoNation, Inc. 35,123 3,768,698 10,537 (1.2)
Best Buy Co., Inc. 35,131 2,817,858 (57,966) 6.7
Builders FirstSource, Inc. 122,248 7,931,450 (33,007) 3.8
Cognizant Technology Solutions Corp. 60,472 3,458,394 42,935 (5.0)
CVS Health Corp. 43,893 4,090,389 7,462 (0.9)
DXC Technology Co. 113,065 2,996,222 (21,482) 2.5
EMCOR Group, Inc. 22,620 3,350,248 (44,561) 5.2
General Dynamics Corp. 19,279 4,783,313 (12,146) 1.4
HF Sinclair Corp. 56,765 2,945,536 54,494 (6.3)
Hologic, Inc. 37,413 2,798,867 (35,168) 4.1
Huntington Ingalls Industries, Inc. 15,560 3,589,381 (21,940) 2.5
LKQ Corp. 87,281 4,661,678 (51,496) 6.0
Lockheed Martin Corp. 8,488 4,129,327 8,403 (1.0)
Macy's, Inc. 229,921 4,747,869 57,480 (6.7)
Meta Platforms, Inc. 46,710 5,621,081 161,617 (18.7)
Microsoft Corp. 11,737 2,814,767 33,568 (3.9)
NCR Corp. 119,540 2,798,431 – 0.0
Ovintiv, Inc. 68,464 3,471,809 (126,658) 14.7
Owens Corning 56,115 4,786,610 (147,021) 17.0
PDC Energy, Inc. 55,085 3,496,796 (83,178) 9.6
Playtika Holding Corp. 449,830 3,828,053 251,905 (29.2)
Teradata Corp. 98,871 3,327,998 30,650 (3.5)
Textron, Inc. 89,108 6,308,846 4,455 (0.5)
TripAdvisor, Inc. 172,910 3,108,922 63,977 (7.4)
United Rentals, Inc. 7,797 2,771,210 (25,418) 2.9
Universal Health Services, Inc. 19,735 2,780,464 (7,302) 0.8
Valero Energy Corp. 23,594 2,993,135 10,617 (1.2)
Ziff Davis, Inc. 37,767 2,987,370 38,522 (4.5)
Short Positions
Common Stocks
Singapore
Sea Ltd., ADR (66,383) (3,453,907) (118,162) 13.7
United States
Boeing Co. (The) (33,433) (6,368,652) (36,442) 4.2
Burlington Stores, Inc. (15,630) (3,169,139) 33,448 (3.9)
CNX Resources Corp. (330,003) (5,557,251) 181,502 (21.0)
Dollar General Corp. (12,411) (3,056,209) 11,418 (1.3)
First Solar, Inc. (18,790) (2,814,554) 8,080 (0.9)
HealthEquity, Inc. (47,764) (2,944,173) 955 (0.1)
Hess Corp. (53,999) (7,658,138) 85,858 (9.9)
Honeywell International, Inc. (22,450) (4,811,035) 13,246 (1.5)
Insulet Corp. (10,633) (3,130,249) (24,881) 2.9
Oak Street Health, Inc. (145,330) (3,126,048) (196,196) 22.7
Penumbra, Inc. (13,706) (3,049,037) (40,981) 4.7
Quanta Services, Inc. (26,111) (3,720,818) 38,383 (4.4)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
R1 RCM, Inc. (272,310) (2,981,794) (35,400) 4.1
Trade Desk, Inc. (The) (67,475) (3,024,904) (68,150) 7.9
Valmont Industries, Inc. (8,570) (2,833,842) 62,818 (7.3)
Williams Cos., Inc. (The) (84,371) (2,775,806) 43,029 (5.0)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the AOISR
plus or minus a specified
spread (-0.04% to 0.04%),
which is denominated in AUD
based on the local currencies
of the positions within the
swap.
26-61 months
maturity
ranging from
01/13/2025
- 12/08/2027 $87,217,101 $52,788 $(56,294) $(3,506)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Aristocrat Leisure Ltd. 85,698 1,765,876 (218,522) 6,232.8
Atlas Arteria Ltd. 221,005 995,290 (32,429) 925.0
Aurizon Holdings Ltd. 1,371,806 3,475,387 (73,790) 2,104.7
BHP Group Ltd. 137,868 4,270,729 (186,096) 5,307.9
BlueScope Steel Ltd. 190,177 2,167,491 (189,490) 5,404.7
Brambles Ltd. 279,033 2,288,240 19,883 (567.1)
Goodman Group 148,472 1,746,083 (91,681) 2,615.0
Harvey Norman Holdings Ltd. 452,022 1,266,565 (56,799) 1,620.1
Incitec Pivot Ltd. 763,569 1,943,758 (83,887) 2,392.7
JB Hi-Fi Ltd. 164,034 4,675,254 (313,605) 8,944.8
Northern Star Resources Ltd. 73,816 552,389 (7,481) 213.4
Origin Energy Ltd. 413,767 2,165,625 (31,739) 905.3
Qube Holdings Ltd. 1,392,325 2,655,903 (7,877) 224.7
Sonic Healthcare Ltd. 29,261 595,491 (6,164) 175.8
South32 Ltd. 753,664 2,066,267 (83,757) 2,389.0
Telstra Group Ltd. 224,506 607,164 (4,256) 121.4
Whitehaven Coal Ltd. 555,783 3,540,861 (125,882) 3,590.5
Worley Ltd. 99,239 1,012,284 44,726 (1,275.7)
United States
Computershare Ltd. 46,165 813,244 (20,317) 579.5

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Australia
Alumina Ltd. (944,781) (975,403) 60,237 (1,718.1)
APA Group (465,735) (3,404,246) 61,610 (1,757.3)
Cochlear Ltd. (7,236) (999,345) 28,744 (819.9)
Commonwealth Bank of Australia (10,496) (728,998) 21,210 (605.0)
Domino's Pizza Enterprises Ltd. (13,085) (589,268) (6,553) 186.9
Endeavour Group Ltd. (203,914) (887,418) 81,649 (2,328.8)
Evolution Mining Ltd. (499,348) (1,020,926) (11,182) 318.9
GPT Group (The) (276,439) (788,407) 28,440 (811.2)
IDP Education Ltd. (199,729) (3,680,853) 83,226 (2,373.8)
IGO Ltd. (117,719) (1,076,817) 128,623 (3,668.7)
Insurance Australia Group Ltd. (630,139) (2,025,689) 29,365 (837.6)
Lendlease Corp. Ltd. (292,032) (1,550,130) (92,707) 2,644.2
Lynas Rare Earths Ltd. (235,303) (1,240,403) 124,552 (3,552.5)
Medibank Pvt Ltd. (1,282,902) (2,559,439) 77,739 (2,217.3)
Mineral Resources Ltd. (24,214) (1,270,181) 221,811 (6,326.6)
National Australia Bank Ltd. (27,089) (550,004) 6,806 (194.1)
Newcrest Mining Ltd. (49,806) (698,395) 26,609 (759.0)
NEXTDC Ltd. (128,754) (794,490) 7,619 (217.3)
QBE Insurance Group Ltd. (141,193) (1,280,860) (35,960) 1,025.7
Ramsay Health Care Ltd. (57,438) (2,522,166) 53,885 (1,536.9)
REA Group Ltd. (15,060) (1,132,610) 110,331 (3,146.9)
Reece Ltd. (135,883) (1,298,868) 51,864 (1,479.3)
Santos Ltd. (192,508) (946,792) (10,998) 313.7
Scentre Group (705,706) (1,373,699) 10,083 (287.6)
Transurban Group (126,107) (1,109,471) 82,265 (2,346.4)
Westpac Banking Corp. (35,257) (558,171) 4,499 (128.3)
Woodside Energy Group Ltd. (82,940) (2,008,658) (50,890) 1,451.5
Woolworths Group Ltd. (51,851) (1,184,040) 31,438 (896.7)
New Zealand
Xero Ltd. (25,501) (1,215,986) (448) 12.8
United States
CSL Ltd. (8,208) (1,600,512) 67,115 (1,914.3)
James Hardie Industries plc (99,375) (1,788,580) 191,136 (5,451.7)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HONIX
plus or minus a specified
spread (-0.90% to 0.02%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
26-61 months
maturity
ranging from
01/13/2025
- 12/17/2027 $197,088,953 $43,869 $461,876 $505,745
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
3SBio, Inc. 1,278,000 1,353,167 (30,366) (6.0)
Beijing Enterprises Holdings Ltd. 388,500 1,240,402 8,523 1.7
BOC Hong Kong Holdings Ltd. 561,000 1,904,481 114,847 22.7
China Cinda Asset Management Co. Ltd. 9,219,000 1,272,194 (38,824) (7.7)
China CITIC Bank Corp. Ltd. 5,487,000 2,428,121 (4,157) (0.8)
China Construction Bank Corp. 2,522,000 1,577,232 48,934 9.7
China Hongqiao Group Ltd. 2,896,500 2,731,846 (55,016) (10.9)
China Minsheng Banking Corp. Ltd. 4,782,500 1,652,617 (1,708) (0.3)
China National Building Material Co. Ltd. 1,872,000 1,529,558 (168,456) (33.3)
China Taiping Insurance Holdings Co. Ltd. 1,070,200 1,327,860 (30,894) (6.1)
CITIC Ltd. 2,337,000 2,457,195 97,874 19.4
CSPC Pharmaceutical Group Ltd. 1,554,000 1,617,828 (50,440) (10.0)
Dongyue Group Ltd. 1,479,000 1,619,877 (153,684) (30.4)
Kunlun Energy Co. Ltd. 2,096,000 1,490,158 (115,654) (22.9)
New China Life Insurance Co. Ltd. 716,700 1,744,935 (56,583) (11.2)
PICC Property & Casualty Co. Ltd. 1,378,000 1,302,893 (46,008) (9.1)
Sinopharm Group Co. Ltd. 657,200 1,663,447 (33,134) (6.6)
SITC International Holdings Co. Ltd. 1,149,000 2,546,689 (23,507) (4.6)
Topsports International Holdings Ltd. 1,972,000 1,553,698 32,781 6.5
Xinyi Glass Holdings Ltd. 1,833,000 3,386,605 (229,868) (45.5)
Hong Kong
ASMPT Ltd. 287,700 2,043,302 (53,967) (10.7)
CK Asset Holdings Ltd. 577,372 3,541,123 39,834 7.9
New World Development Co. Ltd. 1,009,000 2,830,424 (39,852) (7.9)
Orient Overseas International Ltd. 101,500 1,829,380 36,165 7.2
Sun Hung Kai Properties Ltd. 218,000 2,977,743 115,000 22.7
Swire Pacific Ltd. 201,000 1,761,943 108,713 21.5
WH Group Ltd. 7,345,000 4,283,885 (72,987) (14.4)
United Kingdom
CK Hutchison Holdings Ltd. 1,387,000 8,309,311 233,586 46.2
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (907,100) (2,835,591) 11,644 2.3
China Mengniu Dairy Co. Ltd. (337,000) (1,519,571) (17,083) (3.4)
China Merchants Bank Co. Ltd. (585,000) (3,237,306) (67,021) (13.3)
China Southern Airlines Co. Ltd. (2,468,000) (1,600,466) 24,747 4.9
CITIC Securities Co. Ltd. (965,500) (1,944,500) 79,160 15.7
ESR Group Ltd. (959,600) (2,006,088) 128,145 25.3
Flat Glass Group Co. Ltd. (677,000) (1,628,108) 47,598 9.4
Ganfeng Lithium Group Co. Ltd. (193,600) (1,435,218) 307,206 60.7
Meituan (64,900) (1,437,914) 129,408 25.6
Nongfu Spring Co. Ltd. (268,200) (1,510,444) (17,475) (3.5)
Postal Savings Bank of China Co. Ltd. (3,779,000) (2,338,505) 28,983 5.7
Xiaomi Corp. (1,531,600) (2,126,033) 126,594 25.0
Xinyi Solar Holdings Ltd. (1,196,155) (1,316,184) (12,060) (2.4)
ZhongAn Online P&C Insurance Co. Ltd. (715,300) (1,948,101) 109,241 21.6
Zijin Mining Group Co. Ltd. (1,108,000) (1,489,143) 109,237 21.6
Hong Kong
AIA Group Ltd. (749,000) (8,271,500) (67,041) (13.3)
Hong Kong & China Gas Co. Ltd. (4,193,716) (3,977,356) (114,309) (22.6)
Power Assets Holdings Ltd. (281,500) (1,538,530) (38,245) (7.6)
Techtronic Industries Co. Ltd. (216,000) (2,399,078) 217,401 43.0

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Hong Kong (continued)
Wharf Real Estate Investment Co. Ltd. (928,000) (5,404,802) (304,366) (60.2)
Macau
Galaxy Entertainment Group Ltd. (385,000) (2,531,243) 78,024 15.4
Sands China Ltd. (1,115,600) (3,659,423) 99,525 19.7
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TONAR
plus or minus a specified
spread (-0.08% to 0.01%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
26-61 months
maturity
ranging from
01/14/2025
- 12/17/2027 $587,821,107 $8,914,258 $252,044 $9,166,302
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
AGC, Inc. 160,900 5,339,585 (282,890) (3.1)
Dai Nippon Printing Co. Ltd. 172,600 3,467,460 (152,986) (1.7)
Dai-ichi Life Holdings, Inc. 200,000 4,516,675 545,326 5.9
ENEOS Holdings, Inc. 1,076,700 3,666,612 11,016 0.1
Idemitsu Kosan Co. Ltd. 149,400 3,497,691 7,082 0.1
Japan Post Holdings Co. Ltd. 393,000 3,306,685 165,809 1.8
Japan Post Insurance Co. Ltd. 309,800 5,448,492 278,864 3.0
Kajima Corp. 376,600 4,382,613 (47,975) (0.5)
Marubeni Corp. 332,800 3,812,540 (129,380) (1.4)
Mazda Motor Corp. 521,500 3,909,191 (312,088) (3.4)
Mitsubishi Corp. 116,600 3,785,395 (216,013) (2.4)
Mitsubishi Electric Corp. 489,100 4,846,463 (229,385) (2.5)
Mitsubishi HC Capital, Inc. 682,300 3,355,927 39,047 0.4
Mitsui & Co. Ltd. 120,100 3,498,000 (183,517) (2.0)
MS&AD Insurance Group Holdings, Inc. 130,300 4,165,669 282,681 3.1
Obayashi Corp. 651,800 4,923,431 (103,128) (1.1)
Osaka Gas Co. Ltd. 280,700 4,522,947 (37,037) (0.4)
Sojitz Corp. 238,300 4,540,476 24,688 0.3
Suntory Beverage & Food Ltd. 123,700 4,212,257 (128,176) (1.4)
Taisei Corp. 143,200 4,617,514 100,233 1.1
Tokyo Electric Power Co. Holdings, Inc. 964,300 3,472,850 (318,515) (3.5)
Tokyo Gas Co. Ltd. 328,700 6,435,881 65,842 0.7
TOPPAN, Inc. 286,700 4,233,841 (261,957) (2.9)
Tosoh Corp. 305,900 3,637,652 (161,624) (1.8)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Japan
Aeon Co. Ltd. (249,900) (5,276,761) 108,161 1.2
ANA Holdings, Inc. (364,700) (7,723,592) 344,881 3.8
Asics Corp. (173,400) (3,811,488) 238,123 2.6
Daiichi Sankyo Co. Ltd. (120,700) (3,884,934) 171,650 1.9
Daikin Industries Ltd. (33,100) (5,021,720) 526,894 5.7
Denso Corp. (67,800) (3,324,900) 408,129 4.5
East Japan Railway Co. (69,400) (3,952,882) 167,016 1.8
Eisai Co. Ltd. (57,200) (3,772,459) 387,698 4.2
FUJIFILM Holdings Corp. (67,200) (3,360,097) 259,455 2.8
Japan Airlines Co. Ltd. (299,700) (6,104,192) 127,759 1.4
Japan Airport Terminal Co. Ltd. (120,900) (5,962,456) (195,663) (2.1)
Keyence Corp. (10,200) (3,960,097) 438,868 4.8
Kobe Bussan Co. Ltd. (180,300) (5,196,464) (236,977) (2.6)
M3, Inc. (162,000) (4,400,459) 646,101 7.0
Marui Group Co. Ltd. (236,100) (3,896,967) 165,161 1.8
MatsukiyoCocokara & Co. (76,400) (3,840,156) (207,605) (2.3)
MonotaRO Co. Ltd. (268,200) (3,777,834) 698,243 7.6
Nidec Corp. (102,200) (5,259,125) 1,126,429 12.3
Nitori Holdings Co. Ltd. (27,200) (3,554,021) (196,508) (2.1)
Oriental Land Co. Ltd. (39,900) (5,806,414) 143,319 1.6
Shiseido Co. Ltd. (75,200) (3,685,832) 36,942 0.4
SoftBank Group Corp. (104,500) (4,419,615) 494,287 5.4
Sony Group Corp. (89,600) (6,829,457) 623,075 6.8
Toyota Motor Corp. (317,600) (4,332,872) 395,796 4.3
Unicharm Corp. (240,200) (9,196,352) 293,365 3.2
West Japan Railway Co. (81,300) (3,529,992) 5,976 0.1
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-9.61% to 0.02%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
26-61 months
maturity
ranging from
01/13/2025
- 12/23/2027 $1,134,466,062 $3,273,212 $1,889,288 $5,162,500
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Altria Group, Inc. 84,494 3,862,221 (85,159) (1.6)
Archer-Daniels-Midland Co. 48,468 4,500,254 47,014 0.9
Arrow Electronics, Inc. 35,479 3,710,039 (76,665) (1.5)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
AT&T, Inc. 265,233 4,882,940 (177,113) (3.4)
Brighthouse Financial, Inc. 86,188 4,418,859 (77,569) (1.5)
Cisco Systems, Inc. 88,344 4,208,708 (72,442) (1.4)
Exelixis, Inc. 246,151 3,948,262 65,187 1.3
Expedia Group, Inc. 49,489 4,335,236 (300,169) (5.8)
Gilead Sciences, Inc. 56,109 4,816,958 (118,951) (2.3)
Greif, Inc. 70,292 4,713,782 19,682 0.4
H&R Block, Inc. 121,646 4,441,295 (619,177) (12.0)
Hewlett Packard Enterprise Co. 316,472 5,050,893 (56,640) (1.1)
HP, Inc. 146,094 3,925,546 (187,046) (3.6)
International Paper Co. 143,175 4,958,150 (207,604) (4.0)
Jabil, Inc. 66,557 4,539,187 (217,641) (4.2)
KB Home 119,322 3,800,406 83,798 1.6
Knight-Swift Transportation Holdings, Inc. 72,112 3,779,390 (170,905) (3.3)
ManpowerGroup, Inc. 71,915 5,984,047 (156,775) (3.0)
Molson Coors Beverage Co. 114,418 5,894,815 (107,553) (2.1)
National Fuel Gas Co. 64,590 4,088,547 14,856 0.3
NRG Energy, Inc. 130,617 4,156,233 (54,220) (1.1)
Nu Skin Enterprises, Inc. 118,511 4,996,424 297,463 5.8
Pfizer, Inc. 101,889 5,220,792 (48,907) (0.9)
PVH Corp. 74,714 5,274,061 (210,693) (4.1)
Robert Half International, Inc. 56,395 4,163,643 46,244 0.9
Schneider National, Inc. 198,639 4,648,153 (264,190) (5.1)
Syneos Health, Inc. 121,931 4,472,429 282,880 5.5
Taylor Morrison Home Corp. 180,620 5,481,817 75,860 1.5
Toll Brothers, Inc. 100,719 5,027,892 89,850 1.7
Tyson Foods, Inc. 81,329 5,062,730 (119,607) (2.3)
UGI Corp. 126,789 4,700,068 (163,558) (3.2)
United Therapeutics Corp. 15,056 4,186,923 (35,231) (0.7)
Viatris, Inc. 340,249 3,786,971 119,087 2.3
Vishay Intertechnology, Inc. 218,716 4,717,704 (115,919) (2.2)
Werner Enterprises, Inc. 101,188 4,073,829 (268,148) (5.2)
Westrock Co. 205,942 7,240,921 (148,278) (2.9)
Short Positions
Common Stocks
Singapore
Grab Holdings Ltd. (1,333,091) (4,292,553) (264,199) (5.1)
United States
American Airlines Group, Inc. (378,488) (4,814,367) 306,575 5.9
AptarGroup, Inc. (34,299) (3,772,204) (65,854) (1.3)
Aptiv plc (42,622) (3,969,387) 6,393 0.1
Avery Dennison Corp. (23,838) (4,314,678) (73,445) (1.4)
Ball Corp. (107,539) (5,499,544) 260,244 5.0
Freshpet, Inc. (68,986) (3,640,391) 334,736 6.5
Globe Life, Inc. (34,399) (4,146,799) (138,628) (2.7)
NextEra Energy, Inc. (72,887) (6,093,353) 66,327 1.3
Primerica, Inc. (26,865) (3,809,994) (49,969) (1.0)
Public Service Enterprise Group, Inc. (97,930) (6,000,171) (146,895) (2.8)
Tesla, Inc. (30,005) (3,696,016) 1,570,058 30.4
Uber Technologies, Inc. (153,939) (3,806,911) 280,169 5.4
WEC Energy Group, Inc. (41,708) (3,910,542) 82,165 1.6

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2022
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Rand
Overnight Deposit Rate plus
or minus a specified spread
(-0.08% to 0.06%), which is
denominated in ZAR based
on the local currencies of the
positions within the swap.
41-60 months
maturity
ranging from
04/20/2026
- 11/18/2027 $20,959,453 $(287,309) $(7,717) $(295,026)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Luxembourg
Reinet Investments SCA 4,621 89,030 (718) 0.2
South Africa
Absa Group Ltd. 41,628 472,712 (5,375) 1.8
African Rainbow Minerals Ltd. 81,403 1,375,505 (34,259) 11.6
Anglo American Platinum Ltd. 1,487 124,100 (1,314) 0.4
Aspen Pharmacare Holdings Ltd. 84,137 672,902 (25,052) 8.5
Exxaro Resources Ltd. 123,712 1,586,049 (54,707) 18.5
Foschini Group Ltd. (The) 92,573 545,007 (9,464) 3.2
Impala Platinum Holdings Ltd. 52,256 656,694 (1,640) 0.6
Mr Price Group Ltd. 15,174 140,704 (5,621) 1.9
MTN Group Ltd. 58,695 438,378 (13,115) 4.4
MultiChoice Group 129,210 891,552 (2,662) 0.9
Nedbank Group Ltd. 83,100 1,039,676 4,304 (1.5)
Old Mutual Ltd. 778,158 477,387 12,083 (4.1)
Pepkor Holdings Ltd. 142,065 167,221 (3,930) 1.3
Sasol Ltd. 35,690 569,564 1,140 (0.4)
Shoprite Holdings Ltd. 10,719 142,097 (8,047) 2.7
Sibanye Stillwater Ltd. 496,017 1,315,055 (122,967) 41.7
SPAR Group Ltd. (The) 81,781 546,290 (113,108) 38.3
Standard Bank Group Ltd. 60,039 592,384 (6,725) 2.3
Vodacom Group Ltd. 32,737 236,406 (12,524) 4.2
Woolworths Holdings Ltd. 162,619 633,401 (17,027) 5.8
Short Positions
Common Stocks
South Africa
Bidvest Group Ltd. (The) (58,563) (738,929) 21,921 (7.4)
Capitec Bank Holdings Ltd. (23,240) (2,529,831) 68,919 (23.4)
Clicks Group Ltd. (45,886) (729,369) 51,689 (17.5)
Discovery Ltd. (153,263) (1,108,604) (663) 0.2
FirstRand Ltd. (51,147) (185,822) (2,591) 0.9
Kumba Iron Ore Ltd. (13,524) (390,618) 13,281 (4.5)
Naspers Ltd. (11,940) (1,995,242) (29,714) 10.1
Northam Platinum Holdings Ltd. (51,644) (568,924) 10,577 (3.6)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2022
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CDOR
plus or minus a specified
spread (-1.45% to 0.20%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
27-61 months
maturity
ranging from
02/25/2025
- 12/15/2027 $174,810,567 $971,607 $(2,056,161) $(1,084,554)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
ARC Resources Ltd. 212,466 2,863,740 133,380 (12.3)
Atco Ltd. 85,676 2,681,646 (3,797) 0.4
Bank of Montreal 24,628 2,231,071 46,746 (4.3)
Bank of Nova Scotia (The) 56,351 2,760,949 77,410 (7.1)
Canadian Imperial Bank of Commerce 49,025 1,983,087 15,207 (1.4)
Capital Power Corp. 118,233 4,045,594 (78,589) 7.2
Cenovus Energy, Inc. 124,655 2,418,528 175,843 (16.2)
Empire Co. Ltd. 94,659 2,493,013 7,690 (0.7)
Fairfax Financial Holdings Ltd. 4,777 2,829,755 20,604 (1.9)
George Weston Ltd. 13,856 1,719,106 (53,111) 4.9
iA Financial Corp., Inc. 31,934 1,869,578 51,415 (4.7)
Imperial Oil Ltd. 72,275 3,520,337 104,623 (9.6)
Loblaw Cos. Ltd. 22,123 1,956,105 (50,488) 4.7
Manulife Financial Corp. 185,966 3,316,897 32,963 (3.0)
MEG Energy Corp. 261,334 3,638,217 362,857 (33.5)
National Bank of Canada 21,586 1,454,425 – 0.0
Northland Power, Inc. 150,243 4,120,031 (178,649) 16.5
Nutrien Ltd. 48,140 3,514,504 (22,755) 2.1
Open Text Corp. 61,583 1,824,749 46,847 (4.3)
Suncor Energy, Inc. 112,216 3,559,584 194,762 (18.0)
Teck Resources Ltd. 83,475 3,154,665 80,762 (7.4)
TFI International, Inc. 16,195 1,622,012 (52,269) 4.8
Toronto-Dominion Bank (The) 23,912 1,548,276 18,720 (1.7)
Tourmaline Oil Corp. 41,720 2,105,104 (82,577) 7.6
West Fraser Timber Co. Ltd. 68,533 4,948,649 (20,246) 1.9
Whitecap Resources, Inc. 521,189 4,134,099 408,021 (37.6)
Chile
Lundin Mining Corp. 304,444 1,868,486 (20,236) 1.9
Short Positions
Common Stocks
Brazil
Wheaton Precious Metals Corp. (41,942) (1,638,650) (18,896) 1.7

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada
Agnico Eagle Mines Ltd. (56,479) (2,934,906) (71,746) 6.6
Air Canada (183,667) (2,630,209) (73,250) 6.8
Algonquin Power & Utilities Corp. (571,590) (3,723,356) 118,202 (10.9)
Boralex, Inc. (51,970) (1,536,070) (55,655) 5.1
CAE, Inc. (87,538) (1,693,220) 29,740 (2.7)
Cameco Corp. (111,651) (2,530,701) (121,216) 11.2
Canadian Pacific Railway Ltd. (24,102) (1,796,970) 11,926 (1.1)
CCL Industries, Inc. (43,444) (1,855,835) 5,134 (0.5)
Constellation Software, Inc. (968) (1,511,310) 5,541 (0.5)
Element Fleet Management Corp. (269,138) (3,667,353) (23,853) 2.2
Emera, Inc. (43,560) (1,664,867) (2,252) 0.2
Enbridge, Inc. (57,252) (2,237,648) (49,049) 4.5
GFL Environmental, Inc. (93,373) (2,726,712) (91,718) 8.5
Innergex Renewable Energy, Inc. (129,136) (1,545,054) 31,473 (2.9)
Restaurant Brands International, Inc. (39,735) (2,569,863) 29,053 (2.7)
Ritchie Bros Auctioneers, Inc. (39,883) (2,303,729) (110,753) 10.2
Rogers Communications, Inc. (56,601) (2,649,044) (155,924) 14.4
Shopify, Inc. (78,006) (2,708,318) 84,113 (7.8)
SNC-Lavalin Group, Inc. (89,124) (1,570,531) (60,557) 5.6
Thomson Reuters Corp. (41,129) (4,691,865) (56,499) 5.2
WSP Global, Inc. (34,165) (3,963,796) (48,699) 4.5
United States
Brookfield Renewable Corp. (58,351) (1,606,161) 109,462 (10.1)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-2.40% to 0.35%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
25-62 months
maturity
ranging from
01/21/2025
- 12/17/2027 $218,643,751 $271,695 $566,941 $838,636
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Rio Tinto plc 27,028 1,902,340 69,571 8.3
Germany
TUI AG 1,296,385 2,078,864 (62,020) (7.4)
Italy
Coca-Cola HBC AG 195,924 4,631,409 (13,461) (1.6)
Netherlands
Shell plc 254,023 7,161,116 137,714 16.4
Nigeria
Airtel Africa plc 1,457,223 1,963,607 (27,125) (3.2)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
South Africa
Anglo American plc 53,332 2,088,475 81,346 9.7
United Kingdom
abrdn plc 894,253 2,032,098 14,752 1.8
Associated British Foods plc 263,007 4,986,289 19,718 2.4
BAE Systems plc 416,957 4,306,500 53,072 6.3
Barclays plc 1,637,295 3,115,466 39,862 4.8
Barratt Developments plc 630,958 3,013,643 10,512 1.3
BP plc 543,506 3,135,998 70,102 8.4
British American Tobacco plc 118,165 4,674,389 (85,559) (10.2)
Britvic plc 221,836 2,066,780 (85,434) (10.2)
BT Group plc 3,538,260 4,777,624 (38,931) (4.6)
Centrica plc 1,833,644 2,132,642 93,644 11.2
DCC plc 69,874 3,435,841 18,860 2.2
DS Smith plc 1,030,686 3,975,771 22,061 2.6
Howden Joinery Group plc 296,116 1,999,488 (13,129) (1.6)
Imperial Brands plc 250,539 6,241,212 (4,362) (0.5)
International Distributions Services plc 1,260,647 3,231,437 76,635 9.1
J Sainsbury plc 730,703 1,916,501 (27,826) (3.3)
JD Sports Fashion plc 1,788,223 2,717,431 217,226 25.9
Kingfisher plc 1,033,743 2,937,098 97,680 11.6
Man Group plc 850,115 2,187,225 (31,680) (3.8)
Marks & Spencer Group plc 2,296,106 3,387,330 49,338 5.9
Standard Chartered plc 311,390 2,322,508 (972) (0.1)
Taylor Wimpey plc 1,867,169 2,286,721 34,824 4.2
Tesco plc 1,160,733 3,128,024 (11,087) (1.3)
Travis Perkins plc 191,922 2,051,874 (19,173) (2.3)
Vodafone Group plc 2,955,552 2,993,140 (18,639) (2.2)
United States
GSK plc 132,477 2,289,631 14,105 1.7
Short Positions
Common Stocks
Hong Kong
Prudential plc (570,139) (7,774,013) (502,219) (59.9)
United Kingdom
Admiral Group plc (72,939) (1,872,410) (74,427) (8.9)
Ashtead Group plc (58,906) (3,346,143) 40,102 4.8
AstraZeneca plc (13,391) (1,812,062) (13,782) (1.6)
AVEVA Group plc (53,039) (2,052,983) 4,676 0.6
Croda International plc (24,621) (1,959,304) 18,915 2.3
Diageo plc (63,215) (2,767,039) 11,729 1.4
Experian plc (70,508) (2,387,989) 26,879 3.2
Halma plc (132,609) (3,158,077) 147,673 17.6
Hargreaves Lansdown plc (188,342) (1,939,538) (2,300) (0.3)
Informa plc (618,413) (4,613,215) (90,051) (10.7)
National Grid plc (325,867) (3,903,677) 21,710 2.6
Reckitt Benckiser Group plc (78,305) (5,427,818) 13,631 1.6
RELX plc (65,216) (1,803,094) 7,927 0.9
Rentokil Initial plc (801,240) (4,922,633) 64,024 7.6
Rolls-Royce Holdings plc (3,425,594) (3,826,303) (147,108) (17.5)
Smiths Group plc (120,536) (2,313,336) (9,471) (1.1)
WPP plc (352,314) (3,480,858) (73,418) (8.8)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2022
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SORA
plus or minus a specified
spread (-1.00% to 0.25%),
which is denominated in SGD
based on the local currencies
of the positions within the
swap.
27-59 months
maturity
ranging from
02/25/2025
- 11/01/2027 $27,020,753 $(53,953) $41,512 $(12,441)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Wilmar International Ltd. 692,100 2,156,152 16,915 (136.0)
Yangzijiang Shipbuilding Holdings Ltd. 6,097,200 6,193,570 (133,971) 1,076.9
Singapore
Genting Singapore Ltd. 2,133,700 1,522,733 17,322 (139.2)
Mapletree Pan Asia Commercial Trust 56,000 69,969 1,401 (11.3)
Oversea-Chinese Banking Corp. Ltd. 153,200 1,393,513 (3,062) 24.6
Singapore Airlines Ltd. 644,700 2,661,882 (23,966) 192.6
United Overseas Bank Ltd. 52,800 1,209,429 (11,034) 88.7
UOL Group Ltd. 35,200 176,978 374 (3.0)
Short Positions
Common Stocks
Singapore
City Developments Ltd. (278,700) (1,713,259) (11,179) 89.9
DBS Group Holdings Ltd. (3,300) (83,528) 512 (4.1)
Keppel Corp. Ltd. (531,000) (2,879,709) 18,313 (147.2)
Mapletree Logistics Trust (244,900) (291,213) (492) 4.0
Singapore Technologies Engineering Ltd. (603,500) (1,510,147) 12,796 (102.9)
Singapore Telecommunications Ltd. (2,560,300) (4,908,846) 61,126 (491.3)
Venture Corp. Ltd. (19,600) (249,825) 992 (8.0)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-4.50% to 0.45%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
1-24 months
maturity
ranging from
01/20/2023
- 12/30/2024 $79,481,960 $(1,581,173) $3,407,233 $1,826,060

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2022
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
South Korea
CJ Corp. 9,898 661,182 17,127 0.9
CJ ENM Co. Ltd. 8,534 709,182 11,377 0.6
DB Insurance Co. Ltd. 21,653 1,122,382 (30,235) (1.7)
Doosan Bobcat, Inc. 58,537 1,601,646 (36,664) (2.0)
E-MART, Inc. 20,421 1,587,749 (61,217) (3.4)
GS Holdings Corp. 37,768 1,310,655 (64,675) (3.5)
Hana Financial Group, Inc. 39,641 1,320,010 (66,033) (3.6)
Hankook Tire & Technology Co. Ltd. 33,680 831,688 (51,525) (2.8)
HMM Co. Ltd. 113,871 1,774,841 (166,804) (9.1)
Hyundai Engineering & Construction Co. Ltd. 30,760 850,409 7,597 0.4
Hyundai Glovis Co. Ltd. 6,161 799,892 (28,456) (1.6)
Hyundai Steel Co. 25,909 631,502 (30,662) (1.7)
Industrial Bank of Korea 128,981 1,002,442 (114,899) (6.3)
Kia Corp. 86,252 4,058,201 (249,108) (13.6)
Korea Investment Holdings Co. Ltd. 42,765 1,814,871 (129,656) (7.1)
Kumho Petrochemical Co. Ltd. 16,836 1,677,745 (196,493) (10.8)
LG Electronics, Inc. 21,319 1,465,677 (20,143) (1.1)
LG Innotek Co. Ltd. 4,629 933,570 (57,142) (3.1)
Lotte Shopping Co. Ltd. 11,885 856,423 22,512 1.2
Mirae Asset Securities Co. Ltd. 150,654 727,886 (49,263) (2.7)
NH Investment & Securities Co. Ltd. 116,782 812,750 (82,640) (4.5)
POSCO Holdings, Inc. 11,649 2,549,406 (117,262) (6.4)
Samsung SDS Co. Ltd. 9,895 964,360 (40,217) (2.2)
Samsung Securities Co. Ltd. 35,334 881,867 (94,582) (5.2)
SD Biosensor, Inc. 42,150 1,009,369 (107,525) (5.9)
Seegene, Inc. 39,685 858,646 (9,370) (0.5)
Woori Financial Group, Inc. 458,765 4,190,970 (394,648) (21.6)
Short Positions
Common Stocks
South Korea
Amorepacific Corp. (6,931) (758,561) (35,883) (2.0)
Celltrion Healthcare Co. Ltd. (42,517) (1,964,838) 33,550 1.8
CJ CheilJedang Corp. (2,188) (658,174) 3,939 0.2
Hanon Systems (140,019) (899,113) 17,468 1.0
Hyundai Motor Co. (12,362) (1,479,509) 51,731 2.8
Kakao Corp. (52,038) (2,216,608) (29,940) (1.6)
KakaoBank Corp. (32,555) (633,350) 7,253 0.4
Korea Electric Power Corp. (37,381) (645,530) (9,602) (0.5)
L&F Co. Ltd. (9,979) (1,375,902) 56,526 3.1
LG Chem Ltd. (3,911) (1,867,617) 27,228 1.5
LG H&H Co. Ltd. (1,803) (1,037,752) (52,549) (2.9)
NAVER Corp. (8,750) (1,244,434) (19,977) (1.1)
Netmarble Corp. (12,788) (615,181) (94,865) (5.2)
Pearl Abyss Corp. (18,545) (618,119) 12,859 0.7
POSCO Chemical Co. Ltd. (18,359) (2,622,726) 32,752 1.8
Samsung Biologics Co. Ltd. (4,182) (2,719,200) (24,235) (1.3)
Samsung C&T Corp. (13,052) (1,175,871) 46,892 2.6
Samsung Heavy Industries Co. Ltd. (311,382) (1,261,970) (19,435) (1.1)
Samsung SDI Co. Ltd. (5,590) (2,624,743) 109,857 6.0
SK Biopharmaceuticals Co. Ltd. (15,703) (897,843) (18,864) (1.0)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
South Korea (continued)
SK IE Technology Co. Ltd. (29,981) (1,266,990) 42,188 2.3
SK Innovation Co. Ltd. (8,108) (990,528) 32,852 1.8
SKC Co. Ltd. (18,088) (1,276,437) 39,503 2.2
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-15.00% to 0.35%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
7-64 months
maturity
05/19/2023 $71,683,294 $346,585 $(11,578) $335,007
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Austria
ams-OSRAM AG 243,789 1,786,151 29,151 8.7
Switzerland
Adecco Group AG (Registered) 110,444 3,633,040 47,328 14.1
Baloise Holding AG (Registered) 10,255 1,581,390 37,567 11.2
BKW AG 6,841 936,006 2,319 0.7
Bucher Industries AG (Registered) 421 175,696 675 0.2
Cie Financiere Richemont SA (Registered) 2,463 319,352 4,768 1.4
DKSH Holding AG 23,867 1,809,912 (12,411) (3.7)
Flughafen Zurich AG (Registered) 11,135 1,723,034 (67,670) (20.2)
Georg Fischer AG (Registered) 18,325 1,122,631 (76) (0.0)
Helvetia Holding AG (Registered) 12,713 1,479,319 41,175 12.3
Julius Baer Group Ltd. 10,530 612,858 7,467 2.2
Kuehne + Nagel International AG (Registered) 3,247 754,871 7,252 2.2
Novartis AG (Registered) 38,847 3,515,555 (19,390) (5.8)
SGS SA (Registered) 300 698,802 6,756 2.0
Sonova Holding AG (Registered) 2,884 684,946 10,615 3.2
Sulzer AG (Registered) 3,685 286,659 3,504 1.0
Swatch Group AG (The) 12,176 3,460,672 110,675 33.0
Swiss Life Holding AG (Registered) 2,940 1,515,449 15,641 4.7
Swisscom AG (Registered) 3,083 1,688,902 27,453 8.2
Temenos AG (Registered) 12,257 674,298 (7,051) (2.1)
UBS Group AG (Registered) 129,502 2,406,954 60,329 18.0
Zurich Insurance Group AG 2,336 1,116,789 8,979 2.7
United States
Holcim AG 10,079 521,722 6,245 1.9
Roche Holding AG 4,240 1,332,367 (44,664) (13.3)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) (33,663) (1,025,965) (38) (0.0)
Alcon, Inc. (7,792) (534,679) (7,319) (2.2)
Bachem Holding AG (22,108) (1,918,321) 69,761 20.8
Banque Cantonale Vaudoise (Registered) (11,902) (1,141,127) 6,403 1.9
Barry Callebaut AG (Registered) (186) (367,304) 814 0.2
Belimo Holding AG (Registered) (2,740) (1,307,194) (1,867) (0.6)
Chocoladefabriken Lindt & Spruengli AG (158) (1,610,026) 1,329 0.4
Clariant AG (Registered) (64,753) (1,028,371) 7,369 2.2
Credit Suisse Group AG (Registered) (176,048) (525,582) 3,523 1.1
Dufry AG (Registered) (19,901) (829,166) 4,410 1.3
EMS-Chemie Holding AG (Registered) (2,101) (1,423,010) (2,878) (0.9)
Geberit AG (Registered) (3,147) (1,485,637) (13,305) (4.0)
Givaudan SA (Registered) (850) (2,603,471) 22,874 6.8
Idorsia Ltd. (50,032) (725,392) 19,691 5.9
Logitech International SA (Registered) (62,071) (3,848,989) (162,255) (48.4)
Lonza Group AG (Registered) (1,227) (602,304) (12,325) (3.7)
Partners Group Holding AG (1,541) (1,364,531) 3,062 0.9
PSP Swiss Property AG (Registered) (913) (107,252) (1,995) (0.6)
Schindler Holding AG (7,115) (1,338,206) (5,851) (1.7)
SIG Group AG (269,572) (5,890,465) 91,926 27.4
Sika AG (Registered) (7,836) (1,883,800) 24,671 7.4
Straumann Holding AG (Registered) (8,847) (1,014,496) (34,260) (10.2)
Swiss Prime Site AG (Registered) (1,567) (135,816) (2,020) (0.6)
VAT Group AG (5,258) (1,443,413) 41,895 12.5
United States
Nestle SA (Registered) (24,408) (2,819,354) 29,412 8.8
Swiss Re AG (7,522) (703,317) (15,750) (4.7)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-1.88% to 0.35%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
16-24 months
maturity
02/21/2024 $51,478,319 $290,738 $(749) $289,989
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 2,636 5,900,963 275,538 95.0
Carlsberg A/S 32,697 4,337,158 47,406 16.3
Danske Bank A/S 10,390 204,923 10,189 3.5
Demant A/S 13,308 371,103 25,032 8.6
GN Store Nord A/S 39,007 900,542 57,434 19.8
H Lundbeck A/S 200,817 752,010 (18,095) (6.2)
H Lundbeck A/S 33,443 114,962 (3,779) (1.3)
ISS A/S 153,426 3,247,469 849 0.3
Pandora A/S 36,462 2,577,189 (9,394) (3.2)
ROCKWOOL A/S 8,429 1,973,253 104,065 35.9
Royal Unibrew A/S 22,606 1,606,617 7,523 2.6
Short Positions
Common Stocks
Denmark
Ambu A/S (24,480) (314,387) (2,590) (0.9)
Chr Hansen Holding A/S (26,814) (1,928,806) 48,238 16.6
Coloplast A/S (21,181) (2,481,412) 10,255 3.5
DSV A/S (25,138) (3,975,253) (36,358) (12.5)
Genmab A/S (1,772) (749,192) 24,725 8.5
Jyske Bank A/S (Registered) (6,166) (399,815) (16,725) (5.8)
Novo Nordisk A/S (7,388) (1,003,405) (29,229) (10.1)
Novozymes A/S (33,667) (1,708,052) 28,415 9.8
Orsted A/S (78,163) (7,066,376) (337) (0.1)
SimCorp A/S (8,379) (576,919) (14,966) (5.2)
Tryg A/S (141,454) (3,361,734) (47,742) (16.5)
Vestas Wind Systems A/S (203,176) (5,926,779) (169,716) (58.5)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-1.13% to 0.35%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
12-73 months
maturity
11/13/2023 $415,812,784 $3,116,155 $21,830 $3,137,985
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Ageas SA/NV 83,620 3,710,378 13,573 0.4
Proximus SADP 332,601 3,211,216 177,105 5.6
Finland
Nokia OYJ 624,701 2,902,174 (18,756) (0.6)
France
AXA SA 110,289 3,072,159 (28,066) (0.9)
BNP Paribas SA 58,333 3,321,434 61,932 2.0
Bouygues SA 172,521 5,174,209 16,234 0.5
Carrefour SA 202,641 3,389,364 (22,741) (0.7)
Cie de Saint-Gobain 145,539 7,119,891 167,663 5.3
Eiffage SA 49,484 4,867,452 (21,693) (0.7)
Engie SA 498,831 7,136,321 (314,747) (10.0)
Orange SA 477,467 4,737,486 22,546 0.7
Rexel SA 246,626 4,877,890 58,555 1.9
Societe Generale SA 119,990 3,009,789 133,943 4.3
TotalEnergies SE 97,339 6,110,281 207,547 6.6
Germany
Deutsche Bank AG (Registered) 630,112 7,083,448 380,233 12.1
HeidelbergCement AG 70,505 3,995,171 44,963 1.4
HUGO BOSS AG 52,249 3,020,523 147,961 4.7
Luxembourg
ArcelorMittal SA 134,745 3,554,863 87,387 2.8
Netherlands
ASR Nederland NV 110,071 5,229,917 126,895 4.0
Koninklijke Ahold Delhaize NV 192,498 5,534,565 (86,738) (2.8)
NN Group NV 101,604 4,154,811 (322,920) (10.3)
Randstad NV 74,720 4,565,573 67,271 2.1
Spain
Banco Bilbao Vizcaya Argentaria SA 475,769 2,865,685 113,498 3.6
Banco de Sabadell SA 3,189,721 2,998,223 1,031 0.0
Repsol SA 602,200 9,585,231 418,665 13.3
United States
Signify NV 124,660 4,196,374 (33,747) (1.1)
Short Positions
Common Stocks
Belgium
Anheuser-Busch InBev SA/NV (47,583) (2,865,970) (2,392) (0.1)
China
Prosus NV (59,207) (4,087,855) (34,824) (1.1)
France
Airbus SE (41,859) (4,977,140) (6,144) (0.2)
Dassault Systemes SE (79,851) (2,871,416) 42,478 1.4
Edenred (54,517) (2,967,110) (203) (0.0)
Hermes International (2,071) (3,205,603) 72,087 2.3
LVMH Moet Hennessy Louis Vuitton SE (4,921) (3,580,979) 39,501 1.3
Pernod Ricard SA (15,903) (3,128,481) (10,651) (0.3)
Remy Cointreau SA (17,869) (3,012,957) 43,677 1.4
Safran SA (32,694) (4,095,054) (15,070) (0.5)
Sartorius Stedim Biotech (13,668) (4,441,664) (91,894) (2.9)
Veolia Environnement SA (129,328) (3,323,010) 23,065 0.7

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Germany
Merck KGaA (15,987) (3,084,538) (15,271) (0.5)
RWE AG (110,677) (4,892,779) 32,193 1.0
SAP SE (39,306) (4,057,980) 102,827 3.3
Sartorius AG (Preference) (14,115) (5,573,675) (444,032) (14.2)
Siemens AG (Registered) (23,071) (3,180,368) (18,741) (0.6)
Netherlands
Argenx SE (14,891) (5,590,172) 79,712 2.5
IMCD NV (27,156) (3,884,437) 115,477 3.7
South Korea
Delivery Hero SE (80,511) (3,863,704) (187,999) (6.0)
Spain
Amadeus IT Group SA (76,999) (3,994,537) 176,097 5.6
Cellnex Telecom SA (228,561) (7,581,655) 86,088 2.7
Ferrovial SA (268,069) (7,018,779) 11,606 0.4
United States
Schneider Electric SE (26,495) (3,720,816) 21,777 0.7
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the NIBOR
plus or minus a specified
spread (-0.35% to 0.35%),
which is denominated in NOK
based on the local currencies
of the positions within the
swap.
15-24 months
maturity
02/21/2024 $24,320,007 $218,992 $(5,202) $213,790
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Yara International ASA 76,467 3,358,200 40,165 18.8
Norway
Equinor ASA 160,185 5,757,093 (156,155) (73.0)
Leroy Seafood Group ASA 158,358 887,298 45,140 21.1
Norsk Hydro ASA 348,692 2,605,555 114,084 53.4
Salmar ASA 843 33,059 2,151 1.0
United Kingdom
Subsea 7 SA 139,149 1,611,296 80,867 37.8
Short Positions
Common Stocks
Faroe Islands
Bakkafrost P/F (14,319) (893,895) (33,013) (15.4)
France
Adevinta ASA (43,775) (289,866) 11,297 5.3

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Norway
DNB Bank ASA (10,000) (197,501) (6,725) (3.1)
Gjensidige Forsikring ASA (53,693) (1,053,135) 1,893 0.9
Kongsberg Gruppen ASA (26,705) (1,136,666) (25,048) (11.7)
Mowi ASA (63,888) (1,088,670) (44,282) (20.7)
Orkla ASA (23,392) (168,828) (398) (0.2)
Schibsted ASA (84,367) (1,599,914) 68,170 31.9
Telenor ASA (217,482) (2,031,929) (40,653) (19.0)
TOMRA Systems ASA (95,285) (1,607,102) 161,499 75.5
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-1.88% to 0.35%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
14-24 months
maturity
02/21/2024 $67,159,154 $201,326 $(6,308) $195,018
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Finland
Nordea Bank Abp 7,436 79,654 2,991 1.5
Guatemala
Millicom International Cellular SA 86,740 1,098,963 (13,669) (7.0)
Sweden
Billerud AB 136,252 1,662,092 (151,580) (77.7)
Boliden AB 42,105 1,581,556 (5,625) (2.9)
Castellum AB 8,460 102,454 3,908 2.0
Elekta AB 106,399 641,794 29,188 15.0
Embracer Group AB 375,576 1,705,095 492 0.3
Essity AB 144,579 3,786,118 (37,972) (19.5)
Fastighets AB Balder 15,644 73,015 2,402 1.2
Getinge AB 29,736 618,229 8,967 4.6
H & M Hennes & Mauritz AB 100,894 1,087,277 4,742 2.4
Saab AB 52,960 2,087,025 22,393 11.5
Securitas AB 392,062 3,271,545 132,749 68.1
Skandinaviska Enskilda Banken AB 15,150 174,420 3,172 1.6
Skanska AB 181,495 2,877,147 37,714 19.3
SKF AB 50,150 765,967 (3,475) (1.8)
SSAB AB 709,870 3,697,755 31,004 15.9
Swedbank AB 12,961 220,455 5,573 2.9
Swedish Orphan Biovitrum AB 34,234 708,540 (13,879) (7.1)
Telefonaktiebolaget LM Ericsson 474,186 2,778,451 (5,358) (2.7)
Telia Co. AB 316,987 809,987 10,142 5.2
Trelleborg AB 37,528 866,845 (32,617) (16.7)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Sweden (continued)
Volvo AB 39,284 709,610 (5,681) (2.9)
Volvo Car AB 514,034 2,340,611 32,720 16.8
United States
Sinch AB 269,023 991,452 4,676 2.4
Short Positions
Common Stocks
Sweden
AAK AB (9,055) (154,628) 1,093 0.6
Alfa Laval AB (46,930) (1,357,560) (8,331) (4.3)
Assa Abloy AB (114,162) (2,455,541) 56,387 28.9
Atlas Copco AB (147,491) (1,747,532) 40,760 20.9
Axfood AB (19,352) (530,646) (7,661) (3.9)
Beijer Ref AB (112,494) (1,588,478) 31,847 16.3
Electrolux AB (57,822) (781,229) (5,455) (2.8)
Epiroc AB (127,814) (2,327,379) 28,058 14.4
EQT AB (243,495) (5,173,119) (135,139) (69.3)
Evolution AB (5,385) (524,523) (12,850) (6.6)
Hexagon AB (296,171) (3,105,380) 97,627 50.1
Hexpol AB (15,827) (168,874) 2,822 1.4
Holmen AB (44,208) (1,757,047) (3,530) (1.8)
Husqvarna AB (6,140) (43,124) (240) (0.1)
Indutrade AB (54,912) (1,113,588) 8,875 4.6
Lifco AB (83,299) (1,394,284) (14,063) (7.2)
Nibe Industrier AB (524,322) (4,893,907) 50,417 25.9
Sandvik AB (7,541) (136,278) 19 0.0
Svenska Cellulosa AB SCA (177,173) (2,243,838) 17,761 9.1
Svenska Handelsbanken AB (17,156) (172,727) (2,808) (1.4)
Sweco AB (33,539) (321,620) (7,920) (4.1)
Tele2 AB (52,930) (431,795) 680 0.3
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Federal
Funds Effective Rate plus
or minus a specified spread
(-23.38% to 0.40%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
4-24 months
maturity
ranging from
04/19/2023
- 04/20/2023 $66,420,517 $74,575 $397,210 $471,785
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2022
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Banco do Brasil SA 522,900 3,382,862 134,817 28.6
Klabin SA 171,100 646,362 9,648 2.0
Petro Rio SA 73,700 519,125 22,012 4.7
Petroleo Brasileiro SA (Preference) 618,000 2,867,322 259,980 55.1
TIM SA/Brazil 633,800 1,484,096 2,525 0.5
Vibra Energia SA 373,000 1,093,639 52,969 11.2
Taiwan
ASE Technology Holding Co. Ltd. 229,000 695,789 (18,073) (3.8)
AUO Corp. 2,198,800 1,068,167 (1,549) (0.3)
Catcher Technology Co. Ltd. 345,000 1,894,704 (2,520) (0.5)
CTBC Financial Holding Co. Ltd. 1,707,000 1,224,916 144 0.0
Evergreen Marine Corp. Taiwan Ltd. 376,000 1,987,241 5,195 1.1
Innolux Corp. 2,258,815 811,907 (11,205) (2.4)
Nanya Technology Corp. 711,000 1,180,728 (61,674) (13.1)
Novatek Microelectronics Corp. 76,000 776,927 12,770 2.7
Pegatron Corp. 428,000 883,095 (5,433) (1.2)
Pou Chen Corp. 752,000 835,845 20,978 4.4
Powerchip Semiconductor Manufacturing Corp. 570,000 588,030 (22,155) (4.7)
Realtek Semiconductor Corp. 52,000 472,888 (24,575) (5.2)
United Microelectronics Corp. 667,000 876,361 (55,838) (11.8)
Walsin Lihwa Corp. 384,000 589,203 2,582 0.5
Winbond Electronics Corp. 1,476,000 937,310 (71,238) (15.1)
Yang Ming Marine Transport Corp. 665,000 1,412,618 21,239 4.5
United States
JBS SA 528,900 2,209,880 175,890 37.3
Short Positions
Common Stocks
Brazil
B3 SA - Brasil Bolsa Balcao (408,300) (1,020,188) (89,590) (19.0)
Banco BTG Pactual SA (289,000) (1,307,281) (104,896) (22.2)
Cia Siderurgica Nacional SA (192,300) (524,148) (30,033) (6.4)
Cosan SA (405,200) (1,313,141) (76,430) (16.2)
Equatorial Energia SA (101,906) (521,972) (11,923) (2.5)
Localiza Rent a Car SA (158,900) (1,577,838) (28,865) (6.1)
Raia Drogasil SA (116,700) (525,575) (21,560) (4.6)
Rede D'Or Sao Luiz SA (92,400) (516,158) (59,785) (12.7)
Rumo SA (456,200) (1,611,396) (96,082) (20.4)
Suzano SA (82,500) (761,730) (2,301) (0.5)
TOTVS SA (151,900) (792,030) (29,173) (6.2)
WEG SA (195,100) (1,417,263) (15,235) (3.2)
China
Silergy Corp. (35,000) (494,372) 42,608 9.0
Taiwan
Advantech Co. Ltd. (85,000) (910,133) 27,485 5.8
Chailease Holding Co. Ltd. (247,130) (1,741,077) 11,964 2.5
China Development Financial Holding Corp. (1,195,000) (489,034) 4,859 1.0
China Steel Corp. (1,777,000) (1,721,890) (85,451) (18.1)
Chunghwa Telecom Co. Ltd. (387,000) (1,423,239) (19,164) (4.1)
Delta Electronics, Inc. (180,000) (1,668,598) 29,954 6.3
E.Sun Financial Holding Co. Ltd. (2,707,955) (2,114,531) 26,649 5.6
eMemory Technology, Inc. (12,000) (518,214) 55,780 11.8
First Financial Holding Co. Ltd. (568,940) (490,038) (3,139) (0.7)
Formosa Petrochemical Corp. (347,000) (905,784) 893 0.2

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Taiwan (continued)
Mega Financial Holding Co. Ltd. (928,125) (914,322) 11,288 2.4
Taiwan Cooperative Financial Holding Co. Ltd. (1,285,270) (1,085,958) 7,678 1.6
Win Semiconductors Corp. (204,000) (904,226) 68,242 14.5
Yuanta Financial Holding Co. Ltd. (779,860) (549,591) 11,198 2.4
Collateral pledged to, or (received from), each counterparty at December 31, 2022 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BANA
Investment Companies $ 170,000 $ – $ 170,000
BARC
Cash – 64,076,639 64,076,639
CITG
Cash – 13,651,596 13,651,596
CITI
Cash 1,670,000 – 1,670,000
Investment Companies 15,446,433 – 15,446,433
GSCO
Cash – 29,614,905 29,614,905
GSIN
Cash (14,532,331) – (14,532,331)
U.S. Treasury Bills 107,725,656 – 107,725,656
JPMC
U.S. Treasury Bills 52,583,628 – 52,583,628
JPMS
Cash – 2,878,410 2,878,410
MLIN
Cash 297,630 – 297,630
MSCL
Cash – 9,596,445 9,596,445
MSIP
Cash (4,157,543) – (4,157,543)
U.S. Treasury Bills 46,061,099 – 46,061,099
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at December 31, 2022 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
GSCO
Cash $ – $ 2,576,822 $ 2,576,822
MSCL
Cash – 15,401,514 15,401,514

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
December 31, 2022
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 59.9%
INVESTMENT COMPANIES - 30.4%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, Institutional Shares , 3.94%
(1)(a)(b) 100,730 100,730
Limited Purpose Cash Investment
Fund, 4.08% (1)(a) 7,419,947 7,416,979
TOTAL INVESTMENT COMPANIES
(Cost $7,515,456) 7,517,709
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 29.5%
U.S. Treasury Bills
2.53%, 1/5/2023 (c) $ 2,145,000 2,144,567
4.63%, 5/25/2023 (c) 1,738,000 1,707,072
4.66%, 6/1/2023 (c) 1,628,000 1,597,661
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 29.5% (continued)
4.71%, 6/29/2023 (c) $ 1,878,000 1,836,426
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $7,282,957) 7,285,726
TOTAL SHORT-TERM INVESTMENTS
(Cost $14,798,413) 14,803,435
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 59.9%
(Cost $14,798,413) 14,803,435
OTHER ASSETS IN EXCESS OF
LIABILITIES - 40.1% (d) 9,929,177
NET ASSETS - 100.0% 24,732,612
SECURITY TYPE VALUE
% OF NET
ASSETS
Investment Companies 7,517,709 30.4
U.S. Treasury Obligations 7,285,726 29.5
Total Investments In Securities
At Value $ 14,803,435 59.9
Other Assets in Excess of
Liabilities (d) 9,929,177 40.1
Net Assets
$ 24,732,612 100.0%
(a) Represents 7-day effective yield as of December 31, 2022.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c) The rate shown was the effective yield at the date of purchase.
(d) Includes appreciation/(depreciation) on forward foreign currency exchange and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
Forward Foreign Currency Exchange Contracts outstanding as of December 31, 2022:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 148,216 USD 99,813 CITI 3/15/2023 $ 1,387
AUD 148,211 USD 99,795 JPMC 3/15/2023 1,403
CAD 7,000 USD 5,142 CITI 3/15/2023 31
CAD 7,000 USD 5,142 JPMC 3/15/2023 31
CHF 162,503 USD 173,686 CITI 3/15/2023 3,415
CHF 162,497 USD 173,680 JPMC 3/15/2023 3,415
DKK 338,500 USD 47,199 CITI 3/15/2023 1,793
DKK 338,500 USD 47,199 JPMC 3/15/2023 1,793
EUR 521,502 USD 546,151 CITI 3/15/2023 14,796
EUR 521,498 USD 546,146 JPMC 3/15/2023 14,797
GBP 104,500 USD 125,299 CITI 3/15/2023 1,258
GBP 104,500 USD 125,299 JPMC 3/15/2023 1,258
HKD 303,000 USD 38,819 CITI 3/15/2023 52
HKD 303,000 USD 38,819 JPMC 3/15/2023 52
JPY 50,140,502 USD 369,242 CITI 3/15/2023 16,449
JPY 50,140,498 USD 369,241 JPMC 3/15/2023 16,449
NOK 113,145 USD 11,387 CITI 3/15/2023 197
NOK 113,140 USD 11,386 JPMC 3/15/2023 197
NZD 3,750 USD 2,350 CITI 3/15/2023 33
NZD 3,750 USD 2,350 JPMC 3/15/2023 33

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
December 31, 2022
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
SEK 583,000 USD 55,390 CITI 3/15/2023 $ 706
SEK 583,000 USD 55,390 JPMC 3/15/2023 706
SGD 129,501 USD 94,183 CITI 3/15/2023 2,613
SGD 129,499 USD 94,181 JPMC 3/15/2023 2,612
Total unrealized appreciation 85,476
AUD 54,287 USD 37,084 CITI 3/15/2023 (17)
AUD 54,286 USD 37,083 JPMC 3/15/2023 (17)
CAD 278,500 USD 208,361 CITI 3/15/2023 (2,563)
CAD 278,500 USD 208,362 JPMC 3/15/2023 (2,563)
GBP 109,500 USD 133,235 CITI 3/15/2023 (623)
GBP 109,500 USD 133,235 JPMC 3/15/2023 (622)
HKD 73,000 USD 9,386 CITI 3/15/2023 (21)
HKD 73,000 USD 9,386 JPMC 3/15/2023 (21)
ILS 43,500 USD 12,724 CITI 3/15/2023 (301)
ILS 43,500 USD 12,724 JPMC 3/15/2023 (301)
NOK 18,858 USD 1,941 CITI 3/15/2023 (9)
NOK 18,857 USD 1,941 JPMC 3/15/2023 (9)
NZD 1,250 USD 801 CITI 3/15/2023 (7)
NZD 1,250 USD 801 JPMC 3/15/2023 (7)
SEK 22,000 USD 2,133 CITI 3/15/2023 (16)
SEK 22,000 USD 2,133 JPMC 3/15/2023 (16)
USD 2,316 JPY 313,000 CITI 3/15/2023 (91)
USD 2,316 JPY 313,000 JPMC 3/15/2023 (91)
USD 304 NOK 3,000 CITI 3/15/2023 (4)
USD 304 NOK 3,000 JPMC 3/15/2023 (4)
Total unrealized depreciation (7,303)
Net unrealized appreciation $ 78,173
Total Return Basket Swaps Outstanding at December 31, 2022
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TONAR
plus or minus a specified
spread (-0.20% to 0.01%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
49-61 months
maturity
ranging from
12/18/2026
- 01/05/2028 $23,112,310 $362,966 $26,593 $389,559
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Dai-ichi Life Holdings, Inc. 8,300 187,442 22,631 5 .8
Fukuoka Financial Group, Inc. 7,200 163,568 18,887 4 .8
Honda Motor Co. Ltd. 11,300 257,742 (20,218) (5 .2)
IHI Corp. 5,500 159,326 285 0 .1
Japan Post Bank Co. Ltd. 19,000 162,886 14,241 3 .7
Japan Post Holdings Co. Ltd. 18,900 159,024 7,986 2 .1
Japan Post Insurance Co. Ltd. 7,600 133,662 6,837 1 .8
KDDI Corp. 9,200 279,007 (2,353) (0 .6)
Mazda Motor Corp. 37,500 281,102 (22,350) (5 .7)
Mitsubishi HC Capital, Inc. 27,600 135,752 1,555 0 .4
Mitsubishi Heavy Industries Ltd. 3,900 154,115 (7,187) (1 .8)
Mitsubishi Motors Corp. 77,000 292,415 (41,617) (10 .7)
Mizuho Financial Group, Inc. 44,600 628,338 54,702 14 .0
MS&AD Insurance Group Holdings, Inc. 4,100 131,076 7,458 1 .9
NGK Spark Plug Co. Ltd. 9,300 170,442 (10,977) (2 .8)
NH Foods Ltd. 5,000 139,595 (606) (0 .2)
NIPPON EXPRESS HOLDINGS, Inc. 2,600 148,485 (11,985) (3 .1)
Obayashi Corp. 20,500 154,849 (3,078) (0 .8)
Ryohin Keikaku Co. Ltd. 11,600 137,147 5,348 1 .4
SCREEN Holdings Co. Ltd. 3,400 216,809 (25,937) (6 .7)
Seiko Epson Corp. 10,000 145,490 (12,922) (3 .3)
Shimamura Co. Ltd. 1,700 169,412 5,293 1 .4
Shin-Etsu Chemical Co. Ltd. 1,900 232,013 (16,634) (4 .3)
Sumitomo Mitsui Financial Group, Inc. 3,700 148,860 18,089 4 .6
Suntory Beverage & Food Ltd. 4,000 136,209 (4,061) (1 .0)
Toyo Suisan Kaisha Ltd. 3,600 138,693 (9,950) (2 .6)
Yamada Holdings Co. Ltd. 46,200 163,999 (1,805) (0 .5)
Short Positions
Common Stocks
Japan
Aeon Co. Ltd. (7,100) (149,920) 3,082 0 .8
ANA Holdings, Inc. (7,200) (152,481) 6,809 1 .7
Asahi Intecc Co. Ltd. (8,700) (141,917) 27,668 7 .1
Bridgestone Corp. (4,500) (159,332) 11,936 3 .1
Capcom Co. Ltd. (4,700) (150,026) 6,524 1 .7
Chiba Bank Ltd. (The) (18,700) (136,438) (18,395) (4 .7)
Daiichi Sankyo Co. Ltd. (4,700) (151,277) 6,062 1 .6
Daikin Industries Ltd. (900) (136,542) 13,092 3 .4
Denso Corp. (4,600) (225,583) 25,695 6 .6
JSR Corp. (11,100) (217,352) 27,332 7 .0
Kansai Electric Power Co., Inc. (The) (17,300) (167,998) (11,165) (2 .9)
Keyence Corp. (400) (155,298) 17,210 4 .4
Kobe Bussan Co. Ltd. (6,800) (195,984) (8,938) (2 .3)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
Kubota Corp. (13,200) (180,331) 19,824 5 .1
Kurita Water Industries Ltd. (3,400) (140,436) 11,099 2 .8
Lasertec Corp. (1,400) (228,579) 53,455 13 .7
Mitsubishi UFJ Financial Group, Inc. (28,900) (194,018) (24,901) (6 .4)
Nidec Corp. (4,200) (216,128) 44,259 11 .4
Nippon Paint Holdings Co. Ltd. (27,900) (219,129) 33,252 8 .5
Obic Co. Ltd. (1,200) (176,171) 13,176 3 .4
Toyota Motor Corp. (26,300) (358,799) 28,142 7 .2
Unicharm Corp. (4,300) (164,631) 5,063 1 .3
Yaskawa Electric Corp. (5,700) (181,861) 17,536 4 .5
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-5.35% to 0.02%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
49-61 months
maturity
ranging from
12/18/2026
- 01/03/2028 $58,498,557 $9,965 $86,194 $96,159
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
3M Co. 1,876 224,970 (9,391) (9 .8)
Adobe, Inc. 753 253,407 4,395 4 .6
Allison Transmission Holdings, Inc. 4,363 181,501 (3,726) (3 .9)
Alphabet, Inc. 3,231 285,071 (14,838) (15 .4)
Amazon.com, Inc. 3,796 318,864 (17,161) (17 .8)
American International Group, Inc. 3,155 199,522 2,266 2 .4
Apple, Inc. 3,014 391,609 (36,861) (38 .3)
Arrow Electronics, Inc. 1,490 155,809 (3,355) (3 .5)
AT&T, Inc. 9,466 174,269 (6,014) (6 .3)
Bank of America Corp. 4,661 154,372 1,987 2 .1
Booking Holdings, Inc. 110 221,681 (517) (0 .5)
Cardinal Health, Inc. 2,041 156,892 (1,125) (1 .2)
Cigna Corp. 641 212,389 (500) (0 .5)
Cisco Systems, Inc. 5,587 266,165 (4,581) (4 .8)
Citigroup, Inc. 6,683 302,272 1,040 1 .1
CNO Financial Group, Inc. 7,639 174,551 3,743 3 .9

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Coca-Cola Co. (The) 4,864 309,399 2,136 2 .2
CVS Health Corp. 2,588 241,176 (18,310) (19 .0)
EMCOR Group, Inc. 1,335 197,727 (607) (0 .6)
Expedia Group, Inc. 2,275 199,290 (14,788) (15 .4)
General Motors Co. 5,342 179,705 (22,642) (23 .5)
Halliburton Co. 4,782 188,172 29,467 30 .6
Intel Corp. 8,655 228,752 (13,521) (14 .1)
Kroger Co. (The) 5,537 246,839 (8,989) (9 .3)
ManpowerGroup, Inc. 2,105 175,157 (4,589) (4 .8)
Marathon Petroleum Corp. 2,119 246,630 19,901 20 .7
Medtronic plc 2,265 176,036 (1,971) (2 .0)
Microsoft Corp. 2,421 580,604 (13,362) (13 .9)
Mosaic Co. (The) 3,752 164,600 (9,272) (9 .6)
NiSource, Inc. 5,637 154,567 118 0 .1
Owens Corning 1,982 169,065 (13,631) (14 .2)
Pfizer, Inc. 5,350 274,134 (2,568) (2 .7)
Textron, Inc. 2,451 173,531 (2,230) (2 .3)
Toll Brothers, Inc. 3,158 157,647 2,416 2 .5
Tyson Foods, Inc. 4,315 268,609 (6,323) (6 .6)
Valero Energy Corp. 1,452 184,201 17,329 18 .0
Vishay Intertechnology, Inc. 8,704 187,745 (4,613) (4 .8)
Wells Fargo & Co. 5,073 209,464 (6,405) (6 .7)
Westrock Co. 5,575 196,017 (4,044) (4 .2)
Short Positions
Common Stocks
United States
Ameren Corp. (2,134) (189,755) 103 0 .1
Commerce Bancshares, Inc. (2,397) (163,164) (2,594) (2 .7)
DR Horton, Inc. (1,950) (173,823) (5,980) (6 .2)
Equifax, Inc. (866) (168,316) 2,676 2 .8
First Financial Bankshares, Inc. (4,504) (154,938) 5,163 5 .4
Honeywell International, Inc. (857) (183,655) (2,240) (2 .3)
Kohl's Corp. (7,043) (177,836) 7,074 7 .4
McCormick & Co., Inc. (Non-Voting) (2,040) (169,096) 4,537 4 .7
Monster Beverage Corp. (1,544) (156,762) (2,301) (2 .4)
Realty Income Corp. (2,886) (183,059) 2,944 3 .1
Vistra Corp. (6,785) (157,412) 4,224 4 .4

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
December 31, 2022
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the BBR plus
or minus a specified spread
(-1.00% to 0.30%), which is
denominated in AUD based
on the local currencies of the
positions within the swap.
24 months
maturity
ranging from
12/18/2023
- 12/30/2024 $2,849,124 $(17,865) $9,110 $(8,755)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Allkem Ltd. 2,462 18,651 (123) 1 .4
Ampol Ltd. 3,299 63,415 (1,565) 17 .9
ANZ Group Holdings Ltd. 9,143 147,284 (184) 2 .1
APA Group 2,973 21,731 (778) 8 .9
Aristocrat Leisure Ltd. 2,599 53,554 (1,159) 13 .2
Atlas Arteria Ltd. 5,204 23,436 382 (4 .4)
Aurizon Holdings Ltd. 54,251 137,442 (704) 8 .0
BlueScope Steel Ltd. 11,530 131,410 (1,387) 15 .8
Brambles Ltd. 6,245 51,213 (448) 5 .1
Cochlear Ltd. 400 55,243 266 (3 .0)
Coles Group Ltd. 8,110 91,932 (1,219) 13 .9
Evolution Mining Ltd. 8,766 17,922 (49) 0 .6
Fortescue Metals Group Ltd. 1,945 27,186 (280) 3 .2
Harvey Norman Holdings Ltd. 25,729 72,093 (255) 2 .9
Incitec Pivot Ltd. 48,944 124,593 (1,650) 18 .9
JB Hi-Fi Ltd. 5,113 145,729 (1,363) 15 .6
Newcrest Mining Ltd. 2,257 31,648 (361) 4 .1
Orica Ltd. 2,138 21,860 (292) 3 .3
Qantas Airways Ltd. 11,753 47,573 (1,005) 11 .5
QBE Insurance Group Ltd. 2,495 22,634 (27) 0 .3
Qube Holdings Ltd. 27,372 52,213 (157) 1 .8
Sonic Healthcare Ltd. 6,568 133,666 453 (5 .2)
Suncorp Group Ltd. 8,406 68,499 (294) 3 .4
Telstra Group Ltd. 33,191 89,763 (855) 9 .8
Westpac Banking Corp. 4,094 64,814 (642) 7 .3
Worley Ltd. 1,116 11,384 (257) 2 .9
United States
Computershare Ltd. 4,092 72,085 (1,494) 17 .1

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Australia
Alumina Ltd. (35,584) (36,737) 634 (7 .2)
carsales.com Ltd. (1,730) (24,346) (57) 0 .6
Cleanaway Waste Management Ltd. (39,497) (70,377) 589 (6 .7)
Commonwealth Bank of Australia (1,109) (77,025) 822 (9 .4)
Domino's Pizza Enterprises Ltd. (2,378) (107,091) (3,179) 36 .3
Endeavour Group Ltd. (4,432) (19,288) 206 (2 .3)
IDP Education Ltd. (4,388) (80,867) (438) 5 .0
IGO Ltd. (2,578) (23,582) (97) 1 .1
Insurance Australia Group Ltd. (5,838) (18,767) 34 (0 .4)
Lendlease Corp. Ltd. (4,100) (21,763) (297) 3 .4
Lynas Rare Earths Ltd. (8,985) (47,365) 25 (0 .3)
Macquarie Group Ltd. (397) (44,817) 588 (6 .7)
Medibank Pvt Ltd. (16,883) (33,682) 227 (2 .6)
Mineral Resources Ltd. (636) (33,362) 384 (4 .4)
Pro Medicus Ltd. (1,332) (49,784) (375) 4 .3
REA Group Ltd. (658) (49,486) (475) 5 .4
Reece Ltd. (4,458) (42,613) (693) 7 .9
Seven Group Holdings Ltd. (1,238) (17,608) (26) 0 .3
Wesfarmers Ltd. (1,058) (32,996) 226 (2 .6)
WiseTech Global Ltd. (553) (19,019) 135 (1 .5)
Woolworths Group Ltd. (899) (20,529) 306 (3 .5)
United States
CSL Ltd. (369) (71,953) (208) 2 .4
James Hardie Industries plc (925) (16,648) (192) 2 .2
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CDOR
plus or minus a specified
spread (-1.86% to 0.23%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
13-14 months
maturity
ranging from
01/25/2023
- 02/26/2024 $3,990,916 $(234) $(8,365) $(8,599)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Atco Ltd. 2,524 79,001 (280) 3 .3
Bank of Montreal 1,488 134,799 553 (6 .4)
Bank of Nova Scotia (The) 4,029 197,403 2,465 (28 .7)
Barrick Gold Corp. 4,246 72,784 (659) 7 .7
Canadian Imperial Bank of Commerce 2,741 110,875 1,391 (16 .2)
Canadian National Railway Co. 443 52,623 (510) 5 .9
Canadian Tire Corp. Ltd. 495 51,730 406 (4 .7)
Canadian Utilities Ltd. 1,445 39,113 (181) 2 .1
Cogeco Communications, Inc. 752 42,649 1,823 (21 .2)
Empire Co. Ltd. 2,064 54,359 (111) 1 .3
Enbridge, Inc. 1,460 57,063 83 (1 .0)
Finning International, Inc. 3,336 82,932 616 (7 .2)
George Weston Ltd. 756 93,796 (1,401) 16 .3
iA Financial Corp., Inc. 1,017 59,540 901 (10 .5)
Loblaw Cos. Ltd. 711 62,866 (1,129) 13 .1
National Bank of Canada 1,119 75,396 174 (2 .0)
Nutrien Ltd. 1,803 131,630 (892) 10 .4
Onex Corp. 1,110 53,524 1,582 (18 .4)
Open Text Corp. 2,222 65,839 1,140 (13 .3)
Parkland Corp. 3,007 65,981 60 (0 .7)
Pembina Pipeline Corp. 3,002 101,900 560 (6 .5)
Ritchie Bros Auctioneers, Inc. 626 36,159 (30) 0 .3
SSR Mining, Inc. 2,575 40,299 (323) 3 .8
Sun Life Financial, Inc. 2,371 110,057 55 (0 .6)
TC Energy Corp. 1,516 60,438 (514) 6 .0
Toromont Industries Ltd. 840 60,618 403 (4 .7)
West Fraser Timber Co. Ltd. 1,614 116,544 (443) 5 .2
Chile
Lundin Mining Corp. 10,511 64,510 (233) 2 .7
Short Positions
Common Stocks
Canada
BCE, Inc. (1,479) (64,982) (459) 5 .3
BlackBerry Ltd. (10,756) (35,032) (569) 6 .6
Brookfield Corp. (1,159) (36,448) (265) 3 .1
Cameco Corp. (1,602) (36,311) (141) 1 .6
Canadian Pacific Railway Ltd. (1,029) (76,719) 327 (3 .8)
Capital Power Corp. (1,095) (37,468) 485 (5 .6)
Constellation Software, Inc. (39) (60,890) 73 (0 .8)
Dollarama, Inc. (1,164) (68,078) 1,332 (15 .5)
Element Fleet Management Corp. (3,768) (51,344) (406) 4 .7
Emera, Inc. (1,930) (73,765) 358 (4 .2)
Franco-Nevada Corp. (403) (54,935) 470 (5 .5)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
GFL Environmental, Inc. (2,247) (65,618) (979) 11 .4
Intact Financial Corp. (302) (43,473) 413 (4 .8)
Lithium Americas Corp. (1,940) (36,780) (318) 3 .7
Restaurant Brands International, Inc. (1,081) (69,914) 248 (2 .9)
Rogers Communications, Inc. (2,576) (120,562) (2,644) 30 .7
Royal Bank of Canada (658) (61,864) 199 (2 .3)
Thomson Reuters Corp. (676) (77,116) (549) 6 .4
TMX Group Ltd. (381) (38,134) (270) 3 .1
WSP Global, Inc. (342) (39,679) (556) 6 .5
United States
Brookfield Renewable Corp. (1,581) (43,518) (280) 3 .3
BRP, Inc. (754) (57,486) (473) 5 .5
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-7.00% to 0.23%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
12/27/2023
- 01/27/2025 $2,808,669 $(4,663) $17,811 $13,148
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Austria
ams-OSRAM AG 3,382 24,779 236 1 .8
Switzerland
ABB Ltd. (Registered) 4,795 146,140 (1,706) (13 .0)
Adecco Group AG (Registered) 1,001 32,928 (444) (3 .4)
Baloise Holding AG (Registered) 186 28,682 (289) (2 .2)
Barry Callebaut AG (Registered) 39 77,015 (88) (0 .7)
Clariant AG (Registered) 3,167 50,297 (390) (3 .0)
DKSH Holding AG 715 54,221 (567) (4 .3)
Galenica AG 133 10,852 13 0 .1
Georg Fischer AG (Registered) 263 16,112 (143) (1 .1)
Helvetia Holding AG (Registered) 491 57,134 (575) (4 .4)
Julius Baer Group Ltd. 285 16,587 (72) (0 .5)
Kuehne + Nagel International AG (Registered) 317 73,697 (423) (3 .2)
Lonza Group AG (Registered) 6 2,945 11 0 .1

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland (continued)
Novartis AG (Registered) 3,721 336,741 (4,433) (33 .7)
OC Oerlikon Corp. AG (Registered) 367 2,407 9 0 .1
SGS SA (Registered) 9 20,964 18 0 .1
Sonova Holding AG (Registered) 386 91,675 1,221 9 .3
Sulzer AG (Registered) 78 6,068 (52) (0 .4)
Swiss Life Holding AG (Registered) 60 30,928 (229) (1 .7)
Swisscom AG (Registered) 32 17,530 (78) (0 .6)
Temenos AG (Registered) 1,508 82,960 825 6 .3
UBS Group AG (Registered) 4,881 90,719 (1,025) (7 .8)
United States
Roche Holding AG 638 200,484 (1,825) (13 .9)
Swiss Re AG 447 41,795 (601) (4 .6)
Short Positions
Common Stocks
Switzerland
Alcon, Inc. (197) (13,518) (70) (0 .5)
Bachem Holding AG (1,153) (100,046) (670) (5 .1)
Belimo Holding AG (Registered) (34) (16,221) (49) (0 .4)
BKW AG (242) (33,111) 195 1 .5
Chocoladefabriken Lindt & Spruengli AG (1) (10,190) 115 0 .9
Cie Financiere Richemont SA (Registered) (457) (59,255) 338 2 .6
Credit Suisse Group AG (Registered) (24,136) (72,057) 2,336 17 .8
Dufry AG (Registered) (1,314) (54,747) 604 4 .6
EMS-Chemie Holding AG (Registered) (114) (77,212) 388 3 .0
Flughafen Zurich AG (Registered) (50) (7,737) 190 1 .4
Geberit AG (Registered) (24) (11,330) 23 0 .2
Givaudan SA (Registered) (18) (55,132) (36) (0 .3)
Idorsia Ltd. (1,438) (20,849) 597 4 .5
Logitech International SA (Registered) (956) (59,281) (111) (0 .8)
Partners Group Holding AG (66) (58,442) 231 1 .8
Schindler Holding AG (229) (43,071) 235 1 .8
SIG Group AG (6,897) (150,708) 121 0 .9
Sika AG (Registered) (389) (93,517) 846 6 .4
Straumann Holding AG (Registered) (491) (56,304) (778) (5 .9)
Tecan Group AG (Registered) (204) (91,319) 29 0 .2
VAT Group AG (232) (63,688) (272) (2 .1)
United States
Holcim AG (1,957) (101,301) 1,125 8 .6
Nestle SA (Registered) (398) (45,973) 557 4 .2

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
December 31, 2022
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-0.50% to 0.30%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
12/27/2023
- 01/27/2025 $1,257,235 $(14,223) $7,150 $(7,073)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 86 192,520 (7,431) 105 .1
Carlsberg A/S 846 112,219 (564) 8 .0
Demant A/S 507 14,138 226 (3 .2)
DSV A/S 203 32,102 133 (1 .9)
Genmab A/S 265 112,041 (2,662) 37 .6
H Lundbeck A/S 3,128 11,714 (191) 2 .7
H Lundbeck A/S 687 2,362 (41) 0 .6
ISS A/S 5,303 112,245 (944) 13 .4
Pandora A/S 2,068 146,169 1,551 (21 .9)
Short Positions
Common Stocks
Denmark
Chr Hansen Holding A/S (167) (12,013) (48) 0 .7
Coloplast A/S (971) (113,755) (732) 10 .3
GN Store Nord A/S (1,051) (24,264) (1,305) 18 .5
Novo Nordisk A/S (441) (59,895) (485) 6 .9
Novozymes A/S (1,476) (74,883) (1,043) 14 .7
Orsted A/S (107) (9,673) (47) 0 .7
ROCKWOOL A/S (64) (14,983) 127 (1 .8)
Royal Unibrew A/S (197) (14,001) 117 (1 .7)
SimCorp A/S (225) (15,492) (431) 6 .1
Tryg A/S (3,657) (86,911) 227 (3 .2)
Vestas Wind Systems A/S (3,286) (95,855) (680) 9 .6

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
December 31, 2022
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-18.00% to 0.30%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
12/27/2023
- 01/27/2025 $14,294,165 $(71,097) $75,730 $4,633
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Finland
Nokia OYJ 19,687 91,460 (770) (16 .6)
Stora Enso OYJ 6,265 88,333 (1,599) (34 .5)
France
Cie de Saint-Gobain 4,727 231,249 (2,853) (61 .6)
Danone SA 1,705 89,863 (1,228) (26 .5)
Eiffage SA 2,187 215,122 (3,927) (84 .8)
Orange SA 20,440 202,808 (2,120) (45 .8)
Rexel SA 7,491 148,161 (148) (3 .2)
Sanofi 1,853 178,678 (654) (14 .1)
Thales SA 691 88,288 157 3 .4
Germany
Bayer AG (Registered) 3,710 190,954 (1,700) (36 .7)
Brenntag SE 1,436 91,581 333 7 .2
Deutsche Bank AG (Registered) 21,956 246,820 (4,895) (105 .7)
E.ON SE 9,035 89,826 856 18 .5
GEA Group AG 2,397 97,480 (305) (6 .6)
Italy
Assicurazioni Generali SpA 5,326 94,710 (791) (17 .1)
Leonardo SpA 20,511 176,903 (2,258) (48 .7)
UniCredit SpA 15,843 224,805 (107) (2 .3)
Netherlands
Koninklijke Ahold Delhaize NV 3,409 98,013 (2,284) (49 .3)
NN Group NV 4,618 188,840 (10,581) (228 .4)
OCI NV 2,530 90,454 (1,906) (41 .1)
Singapore
STMicroelectronics NV 4,431 157,460 (139) (3 .0)
Spain
Banco de Sabadell SA 194,531 182,852 (6,767) (146 .1)
Banco Santander SA 52,787 157,839 (1,215) (26 .2)
Industria de Diseno Textil SA 3,787 100,587 (1,142) (24 .6)
Red Electrica Corp. SA 8,981 156,163 (2,800) (60 .4)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States
Stellantis NV 21,589 306,788 2,544 54 .9
Tenaris SA 5,503 96,510 (1,507) (32 .5)
Short Positions
Common Stocks
China
Prosus NV (1,564) (107,984) 419 9 .1
France
Aeroports de Paris (667) (89,359) 818 17 .7
Air Liquide SA (1,310) (185,935) 1,775 38 .3
Cie Generale des Etablissements Michelin SCA (5,492) (152,992) 4,452 96 .1
EssilorLuxottica SA (938) (169,715) 2,635 56 .9
Hermes International (76) (117,637) 2,146 46 .3
L'Oreal SA (278) (99,551) 630 13 .6
LVMH Moet Hennessy Louis Vuitton SE (180) (130,985) 2,004 43 .2
Sartorius Stedim Biotech (420) (136,487) (1,465) (31 .6)
Germany
adidas AG (1,039) (140,812) (132) (2 .8)
RWE AG (2,592) (114,586) 282 6 .1
SAP SE (1,090) (112,532) 926 20 .0
Sartorius AG (Preference) (424) (167,427) (8,099) (174 .8)
Siemens Healthineers AG (2,942) (146,752) (2,069) (44 .7)
Symrise AG (820) (89,056) 1,321 28 .5
Zalando SE (2,991) (105,298) 103 2 .2
Italy
Ferrari NV (1,231) (263,974) (1,159) (25 .0)
FinecoBank Banca Fineco SpA (6,353) (105,499) (1,314) (28 .4)
Spain
Acciona SA (498) (91,648) 522 11 .3
CaixaBank SA (38,815) (152,186) (655) (14 .1)
Cellnex Telecom SA (5,203) (172,590) (881) (19 .0)
Ferrovial SA (4,917) (128,740) 786 17 .0
United States
Schneider Electric SE (1,123) (157,708) 1,548 33 .4
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.23% to 0.30%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
12/27/2023
- 01/27/2025 $4,933,060 $(13,686) $(23,973) $(37,659)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
December 31, 2022
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Rio Tinto plc 2,086 146,821 99 (0 .3)
Germany
TUI AG 24,748 39,686 (930) 2 .5
Nigeria
Airtel Africa plc 47,669 64,234 235 (0 .6)
United Kingdom
abrdn plc 26,573 60,384 133 (0 .4)
Associated British Foods plc 4,625 87,684 (1,135) 3 .0
Aviva plc 11,905 63,152 (1,269) 3 .4
BAE Systems plc 5,184 53,542 (794) 2 .1
Barclays plc 99,787 189,876 (1,791) 4 .8
Barratt Developments plc 32,205 153,821 (5,617) 14 .9
BT Group plc 63,210 85,351 (2,539) 6 .7
DCC plc 1,362 66,972 (536) 1 .4
Direct Line Insurance Group plc 15,680 41,793 (214) 0 .6
DS Smith plc 23,233 89,619 (905) 2 .4
Howden Joinery Group plc 10,156 68,577 (1,727) 4 .6
HSBC Holdings plc 10,102 62,608 (650) 1 .7
Inchcape plc 4,096 40,441 (90) 0 .2
InterContinental Hotels Group plc 2,280 130,824 (354) 0 .9
International Distributions Services plc 27,094 69,450 468 (1 .2)
Intertek Group plc 1,524 74,146 (104) 0 .3
JD Sports Fashion plc 53,613 81,472 2,027 (5 .4)
Johnson Matthey plc 2,387 61,005 721 (1 .9)
Legal & General Group plc 37,748 113,174 (1,615) 4 .3
Lloyds Banking Group plc 183,265 100,010 (2,438) 6 .5
Man Group plc 21,651 55,705 (1,329) 3 .5
Marks & Spencer Group plc 61,076 90,102 (275) 0 .7
Reckitt Benckiser Group plc 1,947 134,959 (523) 1 .4
Smiths Group plc 5,850 112,274 (887) 2 .4
Standard Chartered plc 5,081 37,897 (722) 1 .9
Travis Perkins plc 3,812 40,755 (915) 2 .4
Vodafone Group plc 146,213 148,072 (1,207) 3 .2
United States
GSK plc 10,199 176,272 (1,319) 3 .5
Short Positions
Common Stocks
Chile
Antofagasta plc (6,095) (113,779) 3,041 (8 .1)
Hong Kong
Prudential plc (4,746) (64,713) (118) 0 .3

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United Kingdom
Admiral Group plc (2,832) (72,700) (48) 0 .1
Ashtead Group plc (1,216) (69,075) 1,166 (3 .1)
AstraZeneca plc (672) (90,935) 462 (1 .2)
AVEVA Group plc (1,353) (52,371) 217 (0 .6)
B&M European Value Retail SA (19,837) (98,467) (93) 0 .2
Berkeley Group Holdings plc (1,426) (65,010) 1,328 (3 .5)
ConvaTec Group plc (20,773) (58,178) 336 (0 .9)
Croda International plc (621) (49,418) 663 (1 .8)
Experian plc (3,114) (105,466) 1,700 (4 .5)
Halma plc (2,663) (63,419) 1,517 (4 .0)
Pennon Group plc (5,211) (56,027) 75 (0 .2)
Rentokil Initial plc (16,462) (101,139) 1,674 (4 .4)
Severn Trent plc (2,263) (72,299) 899 (2 .4)
Smith & Nephew plc (3,460) (46,208) (279) 0 .7
St James's Place plc (3,186) (41,970) 264 (0 .7)
Tate & Lyle plc (4,555) (39,024) 471 (1 .3)
United Utilities Group plc (5,436) (64,951) 531 (1 .4)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HIBOR
plus or minus a specified
spread (-0.75% to 0.30%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
24 months
maturity
ranging from
12/18/2023
- 12/30/2024 $1,535,539 $2,602 $5,081 $7,683
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
BOC Hong Kong Holdings Ltd. 34,000 115,423 (1,735) (22 .6)
Hong Kong
ASMPT Ltd. 6,400 45,454 (176) (2 .3)
CK Asset Holdings Ltd. 10,000 61,332 (183) (2 .4)
Hang Lung Properties Ltd. 7,000 13,636 (139) (1 .8)
Hang Seng Bank Ltd. 800 13,269 (86) (1 .1)
Henderson Land Development Co. Ltd. 13,000 45,256 403 5 .3
HKT Trust & HKT Ltd. 5,000 6,121 (48) (0 .6)
Hong Kong Exchanges & Clearing Ltd. 100 4,297 (92) (1 .2)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Hong Kong (continued)
Man Wah Holdings Ltd. 68,800 68,079 (409) (5 .3)
MTR Corp. Ltd. 8,500 44,955 89 1 .2
New World Development Co. Ltd. 43,000 120,623 (3,203) (41 .7)
Power Assets Holdings Ltd. 5,000 27,327 39 0 .5
Sino Land Co. Ltd. 24,000 29,935 48 0 .6
Sun Hung Kai Properties Ltd. 13,000 177,572 2,361 30 .7
Swire Properties Ltd. 15,000 37,993 361 4 .7
WH Group Ltd. 167,000 97,401 (1,547) (20 .1)
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (16,700) (52,204) 1,936 25 .2
Chow Tai Fook Jewellery Group Ltd. (3,000) (6,096) (24) (0 .3)
ESR Group Ltd. (29,200) (61,044) 1,281 16 .7
Hong Kong
AIA Group Ltd. (6,600) (72,886) 593 7 .7
CLP Holdings Ltd. (1,000) (7,286) (5) (0 .1)
Techtronic Industries Co. Ltd. (15,000) (166,603) 4,065 52 .9
Wharf Real Estate Investment Co. Ltd. (24,000) (139,779) (2,940) (38 .3)
Macau
Galaxy Entertainment Group Ltd. (18,000) (118,344) 2,034 26 .5
Sands China Ltd. (800) (2,624) (21) (0 .3)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the NIBOR
plus or minus a specified
spread (-0.23% to 0.30%),
which is denominated in NOK
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
12/27/2023
- 01/27/2025 $581,228 $1,108 $(15,728) $(14,620)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Yara International ASA 2,414 106,016 (279) 1 .9

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
December 31, 2022
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Norway
Gjensidige Forsikring ASA 55 1,079 1 (0 .0)
Leroy Seafood Group ASA 8,978 50,305 268 (1 .8)
Norsk Hydro ASA 16,266 121,546 1,204 (8 .2)
Orkla ASA 4,917 35,488 183 (1 .3)
Telenor ASA 5,459 51,003 697 (4 .8)
United Kingdom
Subsea 7 SA 1,170 13,548 (41) 0 .3
Short Positions
Common Stocks
Faroe Islands
Bakkafrost P/F (333) (20,788) (54) 0 .4
Norway
Kongsberg Gruppen ASA (1,105) (47,033) 204 (1 .4)
Mowi ASA (51) (869) (7) 0 .0
Salmar ASA (2,234) (87,609) (980) 6 .7
Schibsted ASA (1,005) (19,059) 32 (0 .2)
TOMRA Systems ASA (1,594) (26,885) (120) 0 .8
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-5.00% to 0.30%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
12/27/2023
- 01/27/2025 $2,379,724 $6,262 $28,855 $35,117
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Finland
Nordea Bank Abp 6,567 70,345 (494) (1 .4)
Guatemala
Millicom International Cellular SA 5,468 69,278 (1,872) (5 .3)
Sweden
Assa Abloy AB 1,654 35,576 (437) (1 .2)
Axfood AB 542 14,862 (154) (0 .4)
Billerud AB 4,155 50,685 (1,106) (3 .1)
Boliden AB 2,581 96,948 (1,272) (3 .6)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
December 31, 2022
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Sweden (continued)
Elekta AB 7,362 44,407 961 2 .7
Essity AB 2,475 64,813 (579) (1 .6)
Evolution AB 282 27,468 76 0 .2
Getinge AB 913 18,982 286 0 .8
H & M Hennes & Mauritz AB 2,608 28,105 (222) (0 .6)
Saab AB 1,332 52,491 (241) (0 .7)
Sandvik AB 2,694 48,685 (846) (2 .4)
Skanska AB 4,373 69,323 30 0 .1
SSAB AB 30,412 158,418 1,212 3 .5
Svenska Cellulosa AB SCA 1,973 24,987 (576) (1 .6)
Svenska Handelsbanken AB 11,631 117,101 (741) (2 .1)
Swedbank AB 3,062 52,082 (737) (2 .1)
Swedish Orphan Biovitrum AB 1,100 22,767 (14) (0 .0)
Tele2 AB 4,796 39,125 (140) (0 .4)
Telefonaktiebolaget LM Ericsson 22,747 133,284 (1,596) (4 .5)
Telia Co. AB 18,176 46,445 (193) (0 .5)
Trelleborg AB 515 11,896 (295) (0 .8)
Volvo AB 3,381 61,073 (722) (2 .1)
Volvo Car AB 3,488 15,882 (113) (0 .3)
Short Positions
Common Stocks
Sweden
Alfa Laval AB (1,423) (41,164) 566 1 .6
Atlas Copco AB (4,154) (49,218) 575 1 .6
Beijer Ref AB (3,290) (46,457) 963 2 .7
Electrolux AB (2,176) (29,400) 418 1 .2
Embracer Group AB (14,701) (66,742) 3,700 10 .5
Epiroc AB (2,769) (50,421) 825 2 .3
EQT AB (4,719) (100,256) (403) (1 .1)
Hexagon AB (17,258) (180,952) 2,381 6 .8
Hexpol AB (1,866) (19,910) 337 1 .0
Holmen AB (1,026) (40,778) 891 2 .5
Husqvarna AB (867) (6,089) 55 0 .2
Indutrade AB (3,343) (67,794) 413 1 .2
Lifco AB (2,699) (45,177) 261 0 .7
Nibe Industrier AB (12,065) (112,612) 3,935 11 .2
Securitas AB (6,412) (53,505) 322 0 .9
Skandinaviska Enskilda Banken AB (1,694) (19,503) 213 0 .6
SKF AB (4,223) (64,500) 535 1 .5
Sweco AB (21) (201) 3 0 .0
United States
Sinch AB (2,718) (10,017) 57 0 .2

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
December 31, 2022
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SORA
plus or minus a specified
spread (-0.30% to 0.35%),
which is denominated in SGD
based on the local currencies
of the positions within the
swap.
24 months
maturity
ranging from
12/18/2023
- 12/30/2024 $599,693 $(2,295) $(118) $(2,413)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Wilmar International Ltd. 20,200 62,931 185 (7 .7)
Yangzijiang Shipbuilding Holdings Ltd. 96,400 97,924 (1,398) 58 .0
Singapore
City Developments Ltd. 12,800 78,686 166 (6 .9)
Genting Singapore Ltd. 22,900 16,343 186 (7 .7)
Oversea-Chinese Banking Corp. Ltd. 13,300 120,977 (1,457) 60 .4
Singapore Airlines Ltd. 7,200 29,728 17 (0 .7)
Singapore Telecommunications Ltd. 32,300 61,929 (289) 12 .0
United Overseas Bank Ltd. 2,600 59,555 (485) 20 .1
Short Positions
Common Stocks
Singapore
DBS Group Holdings Ltd. (2,200) (55,686) 653 (27 .1)
Keppel Corp. Ltd. (1,600) (8,677) 91 (3 .8)
Singapore Technologies Engineering Ltd. (2,900) (7,257) 36 (1 .5)
Collateral pledged to, or (received from), each counterparty at December 31, 2022 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
CITI
Investment Companies $ 100,730 $ – $ 100,730
GSIN
Cash 7,794,296 – 7,794,296
JPMC
Cash (20,151) – (20,151)
MLIN
Cash 1,549,694 – 1,549,694

Schedule of Investments
AQR Funds | Annual Report | December 2022
December 31, 2022
The accompanying notes are an integral part of these financial statements.
Abbreviations
ADR - American Depositary Receipt
CHESS - Clearing House Electronic Subregister System  Depository Interest
CVA - Dutch Certification
CVR - Contingent Value Rights
FDR - Fiduciary Depositary Receipt
OYJ - Public Traded Company
Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference.  Preference shares may also have liquidation preference.
REIT - Real Estate Investment Trust
SCA - Limited partnership with share capital
SDR - Swedish Depositary Receipt
Currencies
AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
CNY - Chinese Renminbi
COP - Colombian Peso
CZK - Czech Republic Koruna
DKK - Danish Krone
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
HUF - Hungarian Forint
IDR - Indonesian Rupiah
ILS - Israeli Shekel
INR - Indian Rupee
JPY - Japanese Yen
KRW - Korean Won
MXN - Mexican Peso
MYR - Malaysian Ringgit
NOK - Norwegian Krone
NZD - New Zealand Dollar
PHP - Philippine Peso
PLN - Poland Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
THB - Thai Baht
TWD - New Taiwan Dollar
USD - United States Dollar
ZAR - South African Rand
The following abbreviations are used for counterparty descriptions:
BANA - Bank of America, NA
BARC - Barclays Capital, Inc.
BNPP - BNP Paribas SA
CITG - Citigroup Global Markets, Inc.
CITI - Citibank NA
GSCO - Goldman Sachs & Co.
GSIN - Goldman Sachs International
JPMC - J.P. Morgan Chase Bank, NA
JPMS - J.P. Morgan Securities LLC
JPPC - J.P. Morgan Securities plc
MLIN - Merrill Lynch International
MSCL - Morgan Stanley & Co. LLC
MSCS - Morgan Stanley Capital Services LLC
MSIP - Morgan Stanley & Co. International plc

Schedule of Investments
AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
December 31, 2022
The following reference rates, and their values as of period end, are used for security descriptions:
1 Month Stockholm Interbank Offered Rate (“STIBOR”): 2.41%
Australian Bank-Bill Reference Rate (“BBR”): 3.02%
Australian Overnight Indexed Swap Rate (“AOISR”): 3.07%
Bank of Japan Estimate Unsecured Overnight Call Rate (“MUTSC”): -0.02%
Brazilian Interbank Certificate of Deposit (“CDI”): 13.65%
Canadian Bankers’ Acceptance Rate ("BA"): 4.74%
Canadian Dollar Offered Rate (“CDOR”): 4.74%
Canadian Overnight Repo Rate Average ("CORRA"): 4.28%
Copenhagen Interbank Offered Rate(“CIBOR”): 2.03%
Denmark Tomorrow/Next : 1.35%
Euro Short-Term Rate ("ESTR"): 1.89%
Federal Funds Floating Rate: 4.33%
Hong Kong Interbank Offered Rate (“HIBOR”): 4.35%
Hong Kong Overnight Index Average (“HONIX”): 3.28%
Johannesburg Interbank Agreed Rate (“JIBAR”): 7.08%
Mexico Equilibrium Interbank Interest Rate ("TIIE"): 10.77%
Norway Interbank Offered Rate ("NIBOR"): 3.04%
Norwegian Overnight Weighted Average ("NOWA"): 2.75%
Overnight Bank Funding Rate ("OBFR"): 4.33%
Rand Overnight Deposit Rate: 6.83%
Reserve Bank of Australia Cash Rate  (“RBACR”):  3.07%
Singapore Overnight Rate Average (“SORA”): 2.53%
Sterling Overnight Index Average (“SONIA”): 3.43%
Swiss Average Rate Overnight (“SARON”): 0.94%
Tel Aviv Interbank Offer Rate ("TELBOR"): 3.58%
Tokyo Overnight Average Rate (“TONAR”):  -0.02%
Warsaw Interbank Offered Rate(“WIBOR”): 6.83%

Statements of Assets and Liabilities

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
December 31, 2022
AQR
ALTERNATIVE
RISK PREMIA
FUND
*
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR
DIVERSIFYING
STRATEGIES
FUND
AQR EQUITY
MARKET
NEUTRAL FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 331,109,667 $ 1,110,869,366 $ 3,589,948 $ 180,012,740
Investments in securities of affiliated issuers, at cost ............. — 519,093,844 185,486,415 —
Investments in securities of unaffiliated issuers, at value .......... $ 375,294,671 $ 1,058,888,544 $ 3,590,620 $ 180,844,361
Investments in securities of affiliated issuers, at value ............ — 519,255,218 184,759,142 —
Cash ................................................. 39,039 10,783,373 — 811,886
Cash denominated in foreign currencies
‡
...................... 133,832 13,896,870 — 5,150,731
Unrealized appreciation on forward foreign currency exchange contracts .............................................. 2,217,140 698,123 — 17,614
Unrealized appreciation on OTC swaps ....................... 216,675 916,463 — 3,248,399
Deposits for securities sold short ............................ 4,849,539 5,789,773 — —
Due from broker ........................................ 446,204 75,773,670 — 120,000
Deposits with brokers for centrally cleared swaps (unamortized upfront premium paid $945,817, $4,449,834, $— and $—, respectively) .... 2,174,846 7,700,417 — —
Deposits with brokers for futures contracts ..................... 14,660,833 4,020,253 — —
Variation margin on centrally cleared swaps .................... — 60,943 — —
Variation margin on futures contracts ......................... 218,929 3,944,715 — —
Receivables:
Securities sold ....................................... 21,914 6,524,618 4,053,756 646,514
Foreign tax reclaims ................................... 245,381 31,489 — 374,668
Dividends and interest .................................. 642,415 3,281,574 11,350 296,676
Capital shares sold .................................... 98,396 3,256,108 3,409,217 2,012,001
Due from Investment Adviser ............................. — — 12,586 —
Due from custodian .................................... — 5,760,457 — —
Prepaid expenses .......................................
29,512 20,657 25,139 63,713
Total Assets 401,289,326 1,720,603,265 195,861,810 193,586,563
LIABILITIES:
Securities sold short, at value (proceeds  $273,128,349, $118,024,387,
$– and $7,559,660, respectively) ............................ 235,119,066 99,014,391 — 7,102,750
Due to broker .......................................... 464,325 553,857 — 2,790,498
Unrealized depreciation on forward foreign currency exchange contracts .............................................. 3,176,862 38,560 — 31,624
Unrealized depreciation on OTC swaps ....................... 187,811 66,604,510 — —
Deposits from brokers for futures contracts .................... — — — 226
Variation margin on centrally cleared swaps .................... 40,589 — — —
Variation margin on futures contracts ......................... 80,512 362,593 — —
Payables: – – – –
Securities purchased ................................... 20,123 8,423,974 7,114,037 964,300
Accrued investment advisory fees ......................... 119,389 1,252,942 — 138,499
Accrued distribution fees—Class N ........................ 1,252 14,098 1,189 6,035
Capital shares redeemed ............................... 1,556 827,297 314 3,244,836
Dividends and interest payable on securities sold short ......... 316,172 274,208 — 3,653
Other accrued expenses and liabilities ........................
114,742 522,981 65,776 119,119
Total Liabilities 239,642,399 177,889,411 7,181,316 14,401,540
Net Assets $ 161,646,927 $ 1,542,713,854 $ 188,680,494 $ 179,185,023
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 194,363,316 $ 1,715,095,939 $ 192,689,885 $ 161,675,613
Total distributable earnings (loss) ...........................
(32,716,389) (172,382,085) (4,009,391) 17,509,410
Net Assets $ 161,646,927 $ 1,542,713,854 $ 188,680,494 $ 179,185,023
NET ASSETS:
Class I ............................................... $ 54,627,373 $ 1,017,383,333 $ 177,048,132 $ 116,153,489
Class N ............................................... 5,926,027 66,384,846 6,499,082 24,133,299
Class R6 .............................................. 101,093,527 458,945,675 5,133,280 38,898,235
SHARES OUTSTANDING: – – – –
Class I ............................................... 5,768,614 87,011,068 15,429,691 13,224,680
Class N ............................................... 630,223 5,682,394 567,533 2,790,246
Class R6 .............................................. 10,635,041 39,270,687 446,722 4,410,230
NET ASSET VALUE: – – – –
Class I ............................................... $ 9.47 $ 11.69 $ 11.47 $ 8.78
Class N ............................................... $ 9.40 $ 11.68 $ 11.45 $ 8.65
Class R6 .............................................. $ 9.51 $ 11.69 $ 11.49 $ 8.82
‡
Cash denominated in foreign currencies, at cost ............... $ 130,797 $ 13,905,331 $ — $ 5,084,354
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Assets and Liabilities

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
December 31, 2022
AQR LONG-
SHORT EQUITY
FUND
AQR MACRO
OPPORTUNITIES
FUND
*
AQR MANAGED
FUTURES
STRATEGY
FUND
*
AQR MANAGED
FUTURES
STRATEGY HV
FUND
*
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 494,797,297 $ 147,856,377 $ 1,156,996,829 $ 163,058,649
Investments in securities of affiliated issuers, at cost ............. — — 304,442,836 —
Investments in securities of unaffiliated issuers, at value .......... $ 494,932,455 $ 147,504,557 $ 1,156,353,382 $ 163,020,177
Investments in securities of affiliated issuers, at value ............ — — 304,515,851 —
Cash ................................................. — 16,165 28,575 57,376
Cash denominated in foreign currencies
‡
...................... 16,475,521 214,815 3,594,913 598,232
Unrealized appreciation on forward foreign currency exchange contracts .............................................. 1,908,627 7,280,660 22,962,372 3,950,983
Unrealized appreciation on OTC swaps ....................... 13,885,905 222,953 10,234,951 1,664,513
Due from broker ........................................ 35,160,450 320,304 58,844 47,645
Deposits with brokers for centrally cleared swaps (unamortized upfront premium paid $—, $191,007, $10,322,763 and $1,514,363, respectively) ........................................... — 4,651,448 12,588,887 2,506,574
Deposits with brokers for futures contracts ..................... 10,262,730 20,909,221 84,868,915 14,578,388
Variation margin on centrally cleared swaps .................... — 7,073 37,891 9,826
Variation margin on futures contracts ......................... — 784,081 6,058,252 1,107,368
Receivables:
Securities sold ....................................... 871 2,748,290 101,415 244,977
Foreign tax reclaims ................................... 103,549 416 — —
Dividends and interest .................................. 592,776 244,627 825,825 133,382
Capital shares sold .................................... 1,324,829 2,123,695 4,326,583 3,869,604
Prepaid expenses .......................................
49,823 25,437 76,679 21,714
Total Assets 574,697,536 187,053,742 1,606,633,335 191,810,759
LIABILITIES:
Due to custodian ........................................ 150,005 — — —
Due to broker .......................................... 3,051,441 4,499 8,758,234 444,194
Unrealized depreciation on forward foreign currency exchange contracts .............................................. 162,513 6,297,661 42,950,401 7,160,879
Unrealized depreciation on OTC swaps ....................... 794,278 147,360 1,879,876 183,102
Deposits from brokers for futures contracts .................... — 172 — —
Variation margin on centrally cleared swaps .................... — 171,090 371,091 100,022
Variation margin on futures contracts ......................... 588,511 115,525 263,207 54,211
Payables: – – – –
Securities purchased ................................... 88,396 62,572 116,338 233,787
Accrued investment advisory fees ......................... 518,359 101,861 1,385,278 144,831
Accrued distribution fees—Class N ........................ 2,779 1,486 13,898 1,575
Capital shares redeemed ............................... 4,420,937 75,553 10,287,320 289,470
Dividends and interest payable on securities sold short ......... — 1,432 2,948 432
Other accrued expenses and liabilities ........................
264,647 99,766 521,380 131,211
Total Liabilities 10,041,866 7,078,977 66,549,971 8,743,714
Net Assets $ 564,655,670 $ 179,974,765 $ 1,540,083,364 $ 183,067,045
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 527,600,349 $ 178,129,563 $ 2,481,995,263 $ 276,823,856
Total distributable earnings (loss) ...........................
37,055,321 1,845,202 (941,911,899) (93,756,811)
Net Assets $ 564,655,670 $ 179,974,765 $ 1,540,083,364 $ 183,067,045
NET ASSETS:
Class I ............................................... $ 544,239,315 $ 129,055,411 $ 1,311,468,950 $ 131,821,538
Class N ............................................... 13,690,918 7,365,663 64,180,195 4,922,823
Class R6 .............................................. 6,725,437 43,553,691 164,434,219 46,322,684
SHARES OUTSTANDING: – – – –
Class I ............................................... 42,486,728 11,930,178 150,640,327 15,784,683
Class N ............................................... 1,089,869 693,995 7,438,592 585,351
Class R6 .............................................. 521,296 4,014,101 18,857,750 5,531,627
NET ASSET VALUE: – – – –
Class I ............................................... $ 12.81 $ 10.82 $ 8.71 $ 8.35
Class N ............................................... $ 12.56 $ 10.61 $ 8.63 $ 8.41
Class R6 .............................................. $ 12.90 $ 10.85 $ 8.72 $ 8.37
‡
Cash denominated in foreign currencies, at cost ............... $ 16,188,296 $ 212,912 $ 3,579,040 $ 596,325
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Assets and Liabilities

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
December 31, 2022
AQR MULTI-
ASSET FUND
*
AQR RISK-
BALANCED
COMMODITIES
STRATEGY
FUND
*
AQR STYLE
PREMIA
ALTERNATIVE
FUND
*
AQR
SUSTAINABLE
LONG-SHORT
EQUITY CARBON
AWARE FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 147,711,327 $ 408,956,696 $ 453,170,331 $ 14,798,413
Investments in securities of affiliated issuers, at cost ............. — — 279,823,750 —
Investments in securities of unaffiliated issuers, at value .......... $ 151,306,084 $ 408,933,133 $ 455,566,534 $ 14,803,435
Investments in securities of affiliated issuers, at value ............ — — 279,889,708 —
Cash ................................................. — — 9,898 —
Cash denominated in foreign currencies
‡
...................... 482,418 — 9,957,913 21,198
Unrealized appreciation on forward foreign currency exchange contracts .............................................. 2,075,042 — 15,578,056 85,476
Unrealized appreciation on OTC swaps ....................... 73,040 — 24,050,649 546,299
Deposits for securities sold short ............................ — — 3,443,946 —
Due from broker ........................................ 98,856 15,888 1,850,888 9,343,990
Deposits with brokers for centrally cleared swaps (unamortized upfront premium paid $—, $—, $8,552,563 and $—, respectively) ......... — — 18,385,979 —
Deposits with brokers for futures contracts ..................... 9,588,365 43,700,613 113,277,995 —
Variation margin on futures contracts ......................... 89,020 747,926 2,805,579 —
Receivables:
Securities sold ....................................... — — 331,160 54
Foreign tax reclaims ................................... 95,380 — 401,220 —
Dividends and interest .................................. 172,794 680,918 911,877 23,598
Capital shares sold .................................... 1,686,246 9,071,958 2,244,398 47,045
Due from Investment Adviser ............................. — — — 3,179
Prepaid expenses .......................................
43,512 52,278 47,856 30,628
Total Assets 165,710,757 463,202,714 928,753,656 24,904,902
LIABILITIES:
Securities sold short, at value (proceeds  $19,754,709, $–,
$45,133,060 and $–, respectively) ........................... 17,400,559 — 40,002,793 —
Due to custodian ........................................ 350,786 — — —
Due to broker .......................................... 252 114 18,743,955 20,151
Unrealized depreciation on forward foreign currency exchange contracts .............................................. 2,515,161 — 19,224,005 7,303
Unrealized depreciation on OTC swaps ....................... — — 3,772,998 79,119
Deposits from brokers for futures contracts .................... — — — 26
Variation margin on centrally cleared swaps .................... — — 301,116 —
Variation margin on futures contracts ......................... 541,149 873,135 4,388,797 —
Payables: – – – –
Securities purchased ................................... 23,118 3 351,308 —
Accrued investment advisory fees ......................... 42,740 271,117 948,191 —
Accrued distribution fees—Class N ........................ 1,876 8,629 7,397 1,063
Capital shares redeemed ............................... 1,694,784 806,357 3,358,732 —
Dividends and interest payable on securities sold short ......... 13,820 — 21,089 —
Other accrued expenses and liabilities ........................
123,998 197,965 177,210 64,628
Total Liabilities 22,708,243 2,157,320 91,297,591 172,290
Net Assets $ 143,002,514 $ 461,045,394 $ 837,456,065 $ 24,732,612
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 150,429,546 $ 439,443,750 $ 1,199,751,806 $ 23,877,975
Total distributable earnings (loss) ...........................
(7,427,032) 21,601,644 (362,295,741) 854,637
Net Assets $ 143,002,514 $ 461,045,394 $ 837,456,065 $ 24,732,612
NET ASSETS:
Class I ............................................... $ 94,401,086 $ 391,025,612 $ 322,368,110 $ 9,446,408
Class N ............................................... 8,931,085 40,198,919 32,005,392 5,014,809
Class R6 .............................................. 39,670,343 29,820,863 483,082,563 10,271,395
SHARES OUTSTANDING: – – – –
Class I ............................................... 10,693,455 43,761,998 43,075,480 829,442
Class N ............................................... 1,015,293 4,589,425 4,317,987 440,938
Class R6 .............................................. 4,499,554 3,321,303 64,261,848 901,176
NET ASSET VALUE: – – – –
Class I ............................................... $ 8.83 $ 8.94 $ 7.48 $ 11.39
Class N ............................................... $ 8.80 $ 8.76 $ 7.41 $ 11.37
Class R6 .............................................. $ 8.82 $ 8.98 $ 7.52 $ 11.40
‡
Cash denominated in foreign currencies, at cost ............... $ 495,548 $ — $ 9,925,138 $ 21,157
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Operations

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
December 31, 2022
AQR
ALTERNATIVE
RISK PREMIA
FUND
*
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR
DIVERSIFYING
STRATEGIES
FUND
AQR EQUITY
MARKET
NEUTRAL FUND
FOR THE
YEAR ENDED
DECEMBER 31,
2022
FOR THE
YEAR ENDED
DECEMBER 31,
2022
FOR THE
YEAR ENDED
DECEMBER 31,
2022
FOR THE
YEAR ENDED
DECEMBER 31,
2022
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers
†
................................... $ 5,346,117 $ 7,245,378 $ 42,642 $ 1,383,634
Affiliated issuers ...................................... — 7,125,108 12,799,500 —
Interest income ......................................... 530,589 14,186,303 — 1,071,071
Total Income 5,876,706 28,556,789 12,842,142 2,454,705
EXPENSES:
Investment advisory fees .................................. 1,732,689 14,300,023 — 1,444,384
Custody fees ........................................... 13,465 107,822 13,413 5,281
Administration & accounting fees ............................ 69,557 689,054 38,114 63,068
Legal fees ............................................. 8,288 124,861 5,793 8,903
Audit & tax fees ......................................... 150,852 315,036 36,157 109,808
Shareholder reporting fees ................................ 34,722 161,971 23,380 30,160
Transfer agent fees ...................................... 66,685 973,119 123,438 123,266
Trustee fees ........................................... 15,456 98,249 8,039 14,491
Distribution fees—Class N ................................. 15,986 132,883 12,073 57,026
Dividends and interest on securities sold short ................. 2,467,042 1,281,437 — 181,503
Interest expense ........................................ 13,695 107,349 — 42,164
Recoupment of waiver and/or reimbursement .................. — 27,960 — —
Registration fees ........................................ 60,930 81,870 63,933 69,196
Other expenses ........................................ 44,205 119,673 708 19,271
Total Expenses 4,693,572 18,521,307 325,048 2,168,521
Less expense reimbursements ............................. (270,880) (213,319) (99,601) (201,604)
Net Expenses 4,422,692 18,307,988 225,447 1,966,917
Net Investment Income (Loss) 1,454,014 10,248,801 12,616,695 487,788
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers ...... (4,740,366) (550,330) (373) (618,754)
Transactions in investment securities of affiliated issuers ........ — (138,001) (3,435,337) —
Distributions of capital gains received from affiliated issuers ...... — 86 1,449,781 —
Settlement of foreign currency and foreign currency transactions .. (134,049) (784,162) — 217,156
Settlement of forward foreign currency exchange contracts ...... (939,761) 2,452,902 — (4,796)
Expiration or closing of futures contracts .................... 16,078,213 1,833,938 — (844,375)
Closed short positions in securities ........................ (681,923) 16,399,620 — 257,476
Expiration or closing of swap contracts ..................... (1,923,794) 70,020,397 — 18,980,669
Expiration or closing of written option contracts (premium-style) ... — 100 — —
Net realized gain (loss) 7,658,320 89,234,550 (1,985,929) 17,987,376
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers .................. 9,075,657 (71,185,351) 802 199,774
Investment securities of affiliated issuers ................... — 161,340 (1,847,956) —
Foreign currency and foreign currency transactions ............ 12,520 77,009 — (5,579)
Forward foreign currency exchange contracts ................ (914,972) 772,659 — (13,466)
Futures contracts ..................................... (1,289,410) 1,421,111 — (107,319)
Short positions in securities .............................. 17,147,596 20,728,654 — 499,753
Swap contracts ....................................... (706,827) (97,305,605) — 2,717,357
Net change in unrealized appreciation (depreciation) 23,324,564 (145,330,183) (1,847,154) 3,290,520
Net realized gain (loss) and net change in unrealized appreciation
(depreciation) 30,982,884 (56,095,633) (3,833,083) 21,277,896
Net increase (decrease) in net assets resulting from operations $ 32,436,898 $ (45,846,832) $ 8,783,612 $ 21,765,684
________________
†
Net of foreign taxes withheld of ............................ $ 349,572 $ 595,002 $ — $ 62,347
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Operations

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
December 31, 2022
AQR LONG-
SHORT EQUITY
FUND
AQR MACRO
OPPORTUNITIES
FUND
*
AQR MANAGED
FUTURES
STRATEGY FUND
*
AQR MANAGED
FUTURES
STRATEGY HV
FUND
*
FOR THE
YEAR ENDED
DECEMBER 31,
2022
FOR THE
YEAR ENDED
DECEMBER 31,
2022
FOR THE
YEAR ENDED
DECEMBER 31,
2022
FOR THE
YEAR ENDED
DECEMBER 31,
2022
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers
†
................................... $ 2,423,136 $ 1,057,482 $ 464,608 $ 583,541
Affiliated issuers ...................................... — — 4,513,468 —
Interest income ......................................... 4,825,213 1,306,505 17,236,929 1,677,273
Interfund lending income .................................. — — 2,268 —
Total Income 7,248,349 2,363,987 22,217,273 2,260,814
EXPENSES:
Investment advisory fees .................................. 5,350,400 816,094 14,949,448 1,878,481
Custody fees ........................................... 64,848 29,227 77,941 39,570
Administration & accounting fees ............................ 233,727 39,108 684,828 62,161
Legal fees ............................................. 34,751 313 171,467 81,813
Audit & tax fees ......................................... 109,338 114,351 141,013 135,111
Shareholder reporting fees ................................ 60,544 23,762 286,320 29,017
Transfer agent fees ...................................... 432,275 70,020 1,097,772 115,872
Trustee fees ........................................... 37,385 11,319 101,122 14,882
Distribution fees—Class N ................................. 34,698 11,338 162,002 20,334
Dividends and interest on securities sold short and/or reverse repurchase agreements ................................ — 382,663 — —
Interest expense ........................................ 178,468 5,941 250,630 15,097
Recoupment of waiver and/or reimbursement .................. 21,344 — — —
Registration fees ........................................ 85,364 55,774 112,977 61,096
Other expenses ........................................ 33,880 68,693 73,351 39,138
Total Expenses 6,677,022 1,628,603 18,108,871 2,492,572
Less expense reimbursements ............................. (143,540) (281,132) (29,955) (354,304)
Net Expenses 6,533,482 1,347,471 18,078,916 2,138,268
Net Investment Income (Loss) 714,867 1,016,516 4,138,357 122,546
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers ...... 210,646 (1,188,168) (1,590) (24,423)
Transactions in investment securities of affiliated issuers ........ — — (40,629) —
Settlement of foreign currency and foreign currency transactions .. 430,667 (71,152) (290,336) (455,430)
Settlement of forward foreign currency exchange contracts ...... (7,444,922) (2,202,642) 23,966,172 2,551,345
Expiration or closing of futures contracts .................... (15,827,760) 7,513,876 265,280,904 18,972,769
Closed short positions in securities ........................ — 1,888,231 — —
Expiration or closing of swap contracts ..................... 71,931,502 184,744 54,395,623 4,218,276
Net realized gain (loss) 49,300,133 6,124,889 343,310,144 25,262,537
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers .................. 136,921 (351,507) (643,975) (38,463)
Investment securities of affiliated issuers ................... — — 73,471 —
Foreign currency and foreign currency transactions ............ 240,159 81,649 (330,009) (24,692)
Forward foreign currency exchange contracts ................ 1,444,095 1,284,709 (14,715,087) (2,611,524)
Futures contracts ..................................... (7,417,871) 2,544,771 36,311,341 6,112,953
Swap contracts ....................................... 7,162,345 3,768,890 (3,267,624) 433,007
Net change in unrealized appreciation (depreciation) 1,565,649 7,328,512 17,428,117 3,871,281
Net realized gain (loss) and net change in unrealized appreciation
(depreciation) 50,865,782 13,453,401 360,738,261 29,133,818
Net increase (decrease) in net assets resulting from operations $ 51,580,649 $ 14,469,917 $ 364,876,618 $ 29,256,364
________________
†
Net of foreign taxes withheld of ............................ $ 6,015 $ 36,658 $ 26,653 $ 6,406
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Operations

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
December 31, 2022
AQR MULTI-
ASSET FUND
*
AQR RISK-
BALANCED
COMMODITIES
STRATEGY FUND
*
AQR STYLE
PREMIA
ALTERNATIVE
FUND
*
AQR
SUSTAINABLE
LONG-SHORT
EQUITY CARBON
AWARE FUND
FOR THE
YEAR ENDED
DECEMBER 31,
2022
FOR THE
YEAR ENDED
DECEMBER 31,
2022
FOR THE
YEAR ENDED
DECEMBER 31,
2022
FOR THE
YEAR ENDED
DECEMBER 31,
2022
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers
†
................................... $ 2,455,174 $ — $ 2,212,452 $ 88,749
Affiliated issuers ...................................... — 3,425,863 3,650,299 —
Interest income ......................................... 2,651,048 2,989,686 6,472,269 117,323
Total Income 5,106,222 6,415,549 12,335,020 206,072
EXPENSES:
Investment advisory fees .................................. 869,043 3,866,857 11,017,888 207,826
Custody fees ........................................... 29,731 12,776 27,471 7,542
Administration & accounting fees ............................ 69,724 232,074 400,235 9,010
Legal fees ............................................. 13,497 36,094 81,567 1,592
Audit & tax fees ......................................... 158,621 113,246 143,516 101,881
Shareholder reporting fees ................................ 23,848 88,584 100,382 13,584
Transfer agent fees ...................................... 139,196 466,579 343,720 23,948
Trustee fees ........................................... 15,473 36,361 60,972 7,287
Offering costs .......................................... — — — 142,261
Distribution fees—Class N ................................. 17,819 102,935 75,202 8,070
Dividends and interest on securities sold short and/or reverse repurchase agreements ................................ 276,979 — 844,012 —
Interest expense ........................................ 12,094 27,253 300,508 9,400
Registration fees ........................................ 75,778 117,143 97,374 73,746
Other expenses ........................................ 14,214 8,325 107,258 125
Total Expenses 1,716,017 5,108,227 13,600,105 606,272
Less expense reimbursements ............................. (277,601) (162,820) (388,710) (353,228)
Net Expenses 1,438,416 4,945,407 13,211,395 253,044
Net Investment Income (Loss) 3,667,806 1,470,142 (876,375) (46,972)
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers ...... (6,640,642) (5,787) (1,875,976) (4,435)
Transactions in investment securities of affiliated issuers ........ — (91,220) (95,294) —
Maturity of reverse repurchase agreements .................. 1,217,028 — — —
Settlement of foreign currency and foreign currency transactions .. 246,996 12,259 513,655 46,818
Settlement of forward foreign currency exchange contracts ...... 1,392,942 — (11,812,485) (250,326)
Expiration or closing of futures contracts .................... (7,533,418) 21,499,571 68,201,987 (169,399)
Closed short positions in securities ........................ 5,048,254 — 1,076,277 —
Expiration or closing of swap contracts ..................... 513,713 644,584 196,805,436 1,253,774
Net realized gain (loss) (5,755,127) 22,059,407 252,813,600 876,432
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers .................. (11,996,554) (94,673) (1,663,562) 4,427
Investment securities of affiliated issuers ................... — 71,662 65,945 —
Reverse repurchase agreements .......................... 3,164 — — —
Foreign currency and foreign currency transactions ............ 23,927 25 56,015 2,070
Forward foreign currency exchange contracts ................ (110,215) — (3,814,897) 68,494
Futures contracts ..................................... (1,947,488) 14,641,790 (19,639,104) —
Short positions in securities .............................. 19,198 — 8,180,432 —
Swap contracts ....................................... (78,330) (266,388) (25,529,707) 395,585
Net change in unrealized appreciation (depreciation) (14,086,298) 14,352,416 (42,344,878) 470,576
Net realized gain (loss) and net change in unrealized appreciation
(depreciation) (19,841,425) 36,411,823 210,468,722 1,347,008
Net increase (decrease) in net assets resulting from operations $ (16,173,619) $ 37,881,965 $ 209,592,347 $ 1,300,036
________________
†
Net of foreign taxes withheld of ............................ $ 133,186 $ 33,718 $ 32,202 $ —
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
December 31, 2022
AQR ALTERNATIVE RISK PREMIA
FUND
*
AQR DIVERSIFIED ARBITRAGE FUND
FOR THE YEAR
ENDED DECEMBER
31, 2022
FOR THE YEAR
ENDED DECEMBER
31, 2021
FOR THE YEAR
ENDED DECEMBER
31, 2022
FOR THE YEAR
ENDED DECEMBER
31, 2021
OPERATIONS:
Net investment income (loss) ........................ $ 1,454,014 $ (590,657) $ 10,248,801 $ (10,577,252)
Net realized gain (loss) ............................. 7,658,320 2,193,307 89,234,550 143,102,943
Net change in unrealized appreciation (depreciation) ....... 23,324,564 13,321,675 (145,330,183) (77,764,992)
Net increase (decrease) in net assets resulting from
operations 32,436,898 14,924,325 (45,846,832) 54,760,699
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... — (1,866,399) (983,966) (5,849,858)
Class N ......................................... — (257,017) (63,776) (173,385)
Class R6 ........................................ — (2,367,059) (438,704) (2,583,028)
Total distributions — (4,490,475) (1,486,446) (8,606,271)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 28,234,985 16,967,266 521,817,437 495,692,139
Reinvestment of distributions ......................... — 1,832,945 742,297 4,577,191
Cost of shares redeemed ........................... (30,094,366) (37,098,888) (395,246,621) (221,272,814)
Net increase (decrease) from capital transactions (1,859,381) (18,298,677) 127,313,113 278,996,516
CLASS N — — — —
Proceeds from shares sold .......................... 2,322,031 720,520 38,988,288 24,408,599
Reinvestment of distributions ......................... — 252,376 62,274 166,515
Cost of shares redeemed ........................... (5,355,159) (680,743) (15,589,646) (16,357,046)
Net increase (decrease) from capital transactions (3,033,128) 292,153 23,460,916 8,218,068
CLASS R6 — — — —
Proceeds from shares sold .......................... 21,868,314 45,932,684 200,615,218 181,737,377
Reinvestment of distributions ......................... — 2,351,570 277,229 1,591,943
Cost of shares redeemed ........................... (24,517,916) (26,401,664) (87,170,719) (69,687,969)
Net increase (decrease) from capital transactions (2,649,602) 21,882,590 113,721,728 113,641,351
Net increase (decrease) in net assets resulting from capital transactions (7,542,111) 3,876,066 264,495,757 400,855,935
Total increase (decrease) in net assets 24,894,787 14,309,916 217,162,479 447,010,363
NET ASSETS:
Beginning of period ................................ 136,752,140 122,442,224 1,325,551,375 878,541,012
End of period ................................... $ 161,646,927 $ 136,752,140 $ 1,542,713,854 $ 1,325,551,375
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
December 31, 2022
AQR ALTERNATIVE RISK PREMIA
FUND
*
AQR DIVERSIFIED ARBITRAGE FUND
FOR THE YEAR
ENDED DECEMBER
31, 2022
FOR THE YEAR
ENDED DECEMBER
31, 2021
FOR THE YEAR
ENDED DECEMBER
31, 2022
FOR THE YEAR
ENDED DECEMBER
31, 2021
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 6,189,769 8,863,505 76,251,849 53,386,837
Shares sold ..................................... 3,141,915 2,275,795 44,294,939 40,690,127
Shares issued on reinvestment of distributions ........... — 245,046 63,662 378,907
Shares redeemed ................................. (3,563,070) (5,194,577) (33,599,382) (18,204,022)
Shares outstanding, end of period 5,768,614 6,189,769 87,011,068 76,251,849
CLASS N
Shares outstanding, beginning of period ................ 985,910 947,658 3,685,631 3,014,424
Shares sold ..................................... 266,631 97,055 3,318,631 1,999,493
Shares issued on reinvestment of distributions ........... — 33,921 5,345 13,762
Shares redeemed ................................. (622,318) (92,724) (1,327,213) (1,342,048)
Shares outstanding, end of period 630,223 985,910 5,682,394 3,685,631
CLASS R6
Shares outstanding, beginning of period ................ 10,881,765 7,938,571 29,636,579 20,297,549
Shares sold ..................................... 2,499,526 6,187,254 17,048,380 14,876,727
Shares issued on reinvestment of distributions ........... — 313,543 23,796 131,893
Shares redeemed ................................. (2,746,250) (3,557,603) (7,438,068) (5,669,590)
Shares outstanding, end of period 10,635,041 10,881,765 39,270,687 29,636,579
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
December 31, 2022
AQR DIVERSIFYING STRATEGIES
FUND
AQR EQUITY MARKET NEUTRAL
FUND
FOR THE YEAR
ENDED DECEMBER
31, 2022
FOR THE YEAR
ENDED DECEMBER
31, 2021
FOR THE YEAR
ENDED DECEMBER
31, 2022
FOR THE YEAR
ENDED DECEMBER
31, 2021
OPERATIONS:
Net investment income (loss) ........................ $ 12,616,695 $ 1,263,619 $ 487,788 $ (702,101)
Net realized gain (loss) ............................. (1,985,929) 61,747 17,987,376 8,444,249
Net change in unrealized appreciation (depreciation) ....... (1,847,154) 1,006,378 3,290,520 1,134,372
Net increase (decrease) in net assets resulting from
operations 8,783,612 2,331,744 21,765,684 8,876,520
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... (12,924,414) (1,379,468) (6,276,832) (460,474)
Class N ......................................... (441,524) (104,319) (1,346,438) (219,447)
Class R6 ........................................ (413,813) (290,208) (2,153,069) (74,096)
Total distributions (13,779,751) (1,773,995) (9,776,339) (754,017)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 194,581,642 12,789,016 161,528,758 12,013,276
Reinvestment of distributions ......................... 12,861,488 1,338,578 6,220,864 435,194
Cost of shares redeemed ........................... (52,183,714) (3,110,804) (92,245,889) (23,764,184)
Net increase (decrease) from capital transactions 155,259,416 11,016,790 75,503,733 (11,315,714)
CLASS N — — — —
Proceeds from shares sold .......................... 10,308,609 1,264,460 51,353,961 14,168,246
Reinvestment of distributions ......................... 395,667 71,979 1,318,232 214,006
Cost of shares redeemed ........................... (5,991,291) (53,236) (47,352,895) (10,238,462)
Net increase (decrease) from capital transactions 4,712,985 1,283,203 5,319,298 4,143,790
CLASS R6 — — — —
Proceeds from shares sold .......................... 566,450 35,260 39,880,808 2,422,643
Reinvestment of distributions ......................... 32,337 24,120 2,149,176 73,570
Cost of shares redeemed ........................... (459,754) (21,986) (10,344,821) (2,055,050)
Net increase (decrease) from capital transactions 139,033 37,394 31,685,163 441,163
Net increase (decrease) in net assets resulting from capital transactions 160,111,434 12,337,387 112,508,194 (6,730,761)
Total increase (decrease) in net assets 155,115,295 12,895,136 124,497,539 1,391,742
NET ASSETS:
Beginning of period ................................ 33,565,199 20,670,063 54,687,484 53,295,742
End of period ................................... $ 188,680,494 $ 33,565,199 $ 179,185,023 $ 54,687,484
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
December 31, 2022
AQR DIVERSIFYING STRATEGIES
FUND
AQR EQUITY MARKET NEUTRAL
FUND
FOR THE YEAR
ENDED DECEMBER
31, 2022
FOR THE YEAR
ENDED DECEMBER
31, 2021
FOR THE YEAR
ENDED DECEMBER
31, 2022
FOR THE YEAR
ENDED DECEMBER
31, 2021
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 2,500,544 1,509,380 4,481,423 6,103,292
Shares sold ..................................... 16,196,387 1,146,092 18,732,347 1,737,094
Shares issued on reinvestment of distributions ........... 1,118,390 123,485 721,678 60,193
Shares redeemed ................................. (4,385,630) (278,413) (10,710,768) (3,419,156)
Shares outstanding, end of period 15,429,691 2,500,544 13,224,680 4,481,423
CLASS N
Shares outstanding, beginning of period ................ 165,948 51,473 2,215,198 1,612,139
Shares sold ..................................... 869,901 112,719 5,985,898 2,016,912
Shares issued on reinvestment of distributions ........... 34,466 6,652 155,269 30,057
Shares redeemed ................................. (502,782) (4,896) (5,566,119) (1,443,910)
Shares outstanding, end of period 567,533 165,948 2,790,246 2,215,198
CLASS R6
Shares outstanding, beginning of period ................ 436,452 433,047 805,243 752,319
Shares sold ..................................... 46,993 3,212 4,553,523 337,969
Shares issued on reinvestment of distributions ........... 2,807 2,223 248,173 10,134
Shares redeemed ................................. (39,530) (2,030) (1,196,709) (295,179)
Shares outstanding, end of period 446,722 436,452 4,410,230 805,243

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
December 31, 2022
AQR LONG-SHORT EQUITY FUND AQR MACRO OPPORTUNITIES FUND
*
FOR THE YEAR
ENDED DECEMBER
31, 2022
FOR THE YEAR
ENDED DECEMBER
31, 2021
FOR THE YEAR
ENDED DECEMBER
31, 2022
FOR THE YEAR
ENDED DECEMBER
31, 2021
OPERATIONS:
Net investment income (loss) ........................ $ 714,867 $ (3,750,432) $ 1,016,516 $ (343,758)
Net realized gain (loss) ............................. 49,300,133 72,656,523 6,124,889 (643,688)
Net change in unrealized appreciation (depreciation) ....... 1,565,649 9,173,540 7,328,512 (395,344)
Net increase (decrease) in net assets resulting from
operations 51,580,649 78,079,631 14,469,917 (1,382,790)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings — — — —
Class I ......................................... (69,421,677) — (7,653,485) (110,636)
Class N ......................................... (1,615,998) — (521,926) (8,267)
Class R6 ........................................ (855,304) — (2,950,237) (300,419)
Total distributions (71,892,979) — (11,125,648) (419,322)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 577,335,870 98,668,089 140,398,205 4,917,986
Reinvestment of distributions ......................... 64,695,538 — 7,646,245 109,839
Cost of shares redeemed ........................... (355,208,306) (241,227,711) (24,654,888) (5,780,955)
Net increase (decrease) from capital transactions 286,823,102 (142,559,622) 123,389,562 (753,130)
CLASS N — — — —
Proceeds from shares sold .......................... 11,460,850 8,735,206 7,232,994 261,432
Reinvestment of distributions ......................... 1,569,643 — 517,179 7,580
Cost of shares redeemed ........................... (10,294,244) (7,208,924) (1,442,119) (122,035)
Net increase (decrease) from capital transactions 2,736,249 1,526,282 6,308,054 146,977
CLASS R6 — — — —
Proceeds from shares sold .......................... 3,724,868 2,956,081 25,588,871 1,768,718
Reinvestment of distributions ......................... 816,662 — 1,541,995 82,806
Cost of shares redeemed ........................... (14,070,856) (8,393,296) (7,415,398) (343,303)
Net increase (decrease) from capital transactions (9,529,326) (5,437,215) 19,715,468 1,508,221
Net increase (decrease) in net assets resulting from capital transactions 280,030,025 (146,470,555) 149,413,084 902,068
Total increase (decrease) in net assets 259,717,695 (68,390,924) 152,757,353 (900,044)
NET ASSETS:
Beginning of period ................................ 304,937,975 373,328,899 27,217,412 28,117,456
End of period ................................... $ 564,655,670 $ 304,937,975 $ 179,974,765 $ 27,217,412
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
December 31, 2022
AQR LONG-SHORT EQUITY FUND AQR MACRO OPPORTUNITIES FUND
*
FOR THE YEAR
ENDED DECEMBER
31, 2022
FOR THE YEAR
ENDED DECEMBER
31, 2021
FOR THE YEAR
ENDED DECEMBER
31, 2022
FOR THE YEAR
ENDED DECEMBER
31, 2021
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 22,660,129 37,323,213 798,180 888,298
Shares sold ..................................... 41,190,658 8,955,898 12,594,098 510,946
Shares issued on reinvestment of distributions ........... 5,163,251 — 723,391 12,286
Shares redeemed ................................. (26,527,310) (23,618,982) (2,185,491) (613,350)
Shares outstanding, end of period 42,486,728 22,660,129 11,930,178 798,180
CLASS N
Shares outstanding, beginning of period ................ 913,522 749,475 72,073 57,047
Shares sold ..................................... 838,701 822,939 702,793 27,192
Shares issued on reinvestment of distributions ........... 127,717 — 49,873 862
Shares redeemed ................................. (790,071) (658,892) (130,744) (13,028)
Shares outstanding, end of period 1,089,869 913,522 693,995 72,073
CLASS R6
Shares outstanding, beginning of period ................ 1,207,353 1,686,829 2,147,926 1,985,904
Shares sold ..................................... 267,646 261,108 2,399,970 188,379
Shares issued on reinvestment of distributions ........... 64,712 — 145,471 9,242
Shares redeemed ................................. (1,018,415) (740,584) (679,266) (35,599)
Shares outstanding, end of period 521,296 1,207,353 4,014,101 2,147,926
*
Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
December 31, 2022
AQR MANAGED FUTURES
STRATEGY FUND
*
AQR MANAGED FUTURES
STRATEGY HV FUND
*
FOR THE YEAR
ENDED DECEMBER
31, 2022
FOR THE YEAR
ENDED DECEMBER
31, 2021
FOR THE YEAR
ENDED DECEMBER
31, 2022
FOR THE YEAR
ENDED DECEMBER
31, 2021
OPERATIONS:
Net investment income (loss) ........................ $ 4,138,357 $ (18,918,450) $ 122,546 $ (1,677,053)
Net realized gain (loss) ............................. 343,310,144 80,523,328 25,262,537 4,379,467
Net change in unrealized appreciation (depreciation) ....... 17,428,117 (58,148,727) 3,871,281 (5,217,323)
Net increase (decrease) in net assets resulting from
operations 364,876,618 3,456,151 29,256,364 (2,514,909)
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... (156,421,893) (60,400,347) (9,939,643) (4,180,219)
Class N ......................................... (7,583,288) (3,113,556) (410,857) (237,747)
Class R6 ........................................ (19,712,879) (7,636,294) (3,651,151) (2,001,524)
Total distributions (183,718,060) (71,150,197) (14,001,651) (6,419,490)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 855,979,584 328,131,780 158,000,767 23,862,052
Reinvestment of distributions ......................... 123,757,286 47,020,849 9,752,600 4,127,343
Cost of shares redeemed ........................... (706,257,428) (886,099,012) (80,999,983) (74,693,533)
Net increase (decrease) from capital transactions 273,479,442 (510,946,383) 86,753,384 (46,704,138)
CLASS N — — — —
Proceeds from shares sold .......................... 40,962,020 13,334,036 22,522,870 1,421,435
Reinvestment of distributions ......................... 7,378,524 3,036,104 410,137 237,522
Cost of shares redeemed ........................... (42,316,387) (336,195,400) (20,612,615) (2,157,096)
Net increase (decrease) from capital transactions 6,024,157 (319,825,260) 2,320,392 (498,139)
CLASS R6 — — — —
Proceeds from shares sold .......................... 132,705,451 90,464,467 33,151,969 7,802,731
Reinvestment of distributions ......................... 7,120,170 5,667,632 3,634,444 1,999,161
Cost of shares redeemed ........................... (80,207,618) (427,501,150) (17,606,902) (12,676,074)
Net increase (decrease) from capital transactions 59,618,003 (331,369,051) 19,179,511 (2,874,182)
Net increase (decrease) in net assets resulting from capital transactions 339,121,602 (1,162,140,694) 108,253,287 (50,076,459)
Total increase (decrease) in net assets 520,280,160 (1,229,834,740) 123,508,000 (59,010,858)
NET ASSETS:
Beginning of period ................................ 1,019,803,204 2,249,637,944 59,559,045 118,569,903
End of period ................................... $ 1,540,083,364 $ 1,019,803,204 $ 183,067,045 $ 59,559,045
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
December 31, 2022
AQR MANAGED FUTURES
STRATEGY FUND
*
AQR MANAGED FUTURES
STRATEGY HV FUND
*
FOR THE YEAR
ENDED DECEMBER
31, 2022
FOR THE YEAR
ENDED DECEMBER
31, 2021
FOR THE YEAR
ENDED DECEMBER
31, 2022
FOR THE YEAR
ENDED DECEMBER
31, 2021
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 119,912,936 184,061,144 6,090,044 13,033,808
Shares sold ..................................... 92,885,302 41,746,669 17,770,919 3,409,999
Shares issued on reinvestment of distributions ........... 14,307,201 6,521,616 1,175,012 684,468
Shares redeemed ................................. (76,465,112) (112,416,493) (9,251,292) (11,038,231)
Shares outstanding, end of period 150,640,327 119,912,936 15,784,683 6,090,044
CLASS N
Shares outstanding, beginning of period ................ 6,791,239 47,202,273 380,076 452,751
Shares sold ..................................... 4,427,942 1,701,088 2,432,234 198,971
Shares issued on reinvestment of distributions ........... 859,968 424,629 49,059 39,195
Shares redeemed ................................. (4,640,557) (42,536,751) (2,276,018) (310,841)
Shares outstanding, end of period 7,438,592 6,791,239 585,351 380,076
CLASS R6
Shares outstanding, beginning of period ................ 13,840,246 55,630,961 3,296,965 3,657,794
Shares sold ..................................... 13,450,710 11,425,370 3,842,745 1,142,740
Shares issued on reinvestment of distributions ........... 821,242 784,991 436,832 330,440
Shares redeemed ................................. (9,254,448) (54,001,076) (2,044,915) (1,834,009)
Shares outstanding, end of period 18,857,750 13,840,246 5,531,627 3,296,965
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
December 31, 2022
AQR MULTI-ASSET FUND
*
AQR RISK-BALANCED
COMMODITIES STRATEGY FUND
*
FOR THE YEAR
ENDED DECEMBER
31, 2022
FOR THE YEAR
ENDED DECEMBER
31, 2021
FOR THE YEAR
ENDED DECEMBER
31, 2022
FOR THE YEAR
ENDED DECEMBER
31, 2021
OPERATIONS:
Net investment income (loss) ........................ $ 3,667,806 $ 1,816,726 $ 1,470,142 $ (1,765,481)
Net realized gain (loss) ............................. (5,755,127) 11,220,709 22,059,407 45,624,121
Net change in unrealized appreciation (depreciation) ....... (14,086,298) 4,727,867 14,352,416 3,965,649
Net increase (decrease) in net assets resulting from
operations (16,173,619) 17,765,302 37,881,965 47,824,289
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... (6,314,647) (6,565,161) (33,303,715) (34,748,130)
Class N ......................................... (557,782) (343,784) (3,596,724) (5,277,938)
Class R6 ........................................ (2,404,191) (959,104) (2,857,711) (487,714)
Total distributions (9,276,620) (7,868,049) (39,758,150) (40,513,782)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 72,900,278 15,594,074 509,819,069 232,827,893
Reinvestment of distributions ......................... 4,059,089 4,670,202 32,944,319 34,473,488
Cost of shares redeemed ........................... (68,048,548) (44,606,195) (365,099,249) (95,519,548)
Net increase (decrease) from capital transactions 8,910,819 (24,341,919) 177,664,139 171,781,833
CLASS N — — — —
Proceeds from shares sold .......................... 8,999,250 1,976,625 33,560,689 22,008,305
Reinvestment of distributions ......................... 538,964 296,427 3,596,724 5,277,938
Cost of shares redeemed ........................... (5,121,711) (2,282,264) (29,051,812) (16,240,342)
Net increase (decrease) from capital transactions 4,416,503 (9,212) 8,105,601 11,045,901
CLASS R6 — — — —
Proceeds from shares sold .......................... 40,488,257 5,306,569 34,316,049 3,333,019
Reinvestment of distributions ......................... 2,404,191 955,684 2,850,875 476,176
Cost of shares redeemed ........................... (15,213,727) (2,435,755) (8,114,335) (1,383,589)
Net increase (decrease) from capital transactions 27,678,721 3,826,498 29,052,589 2,425,606
Net increase (decrease) in net assets resulting from capital transactions 41,006,043 (20,524,633) 214,822,329 185,253,340
Total increase (decrease) in net assets 15,555,804 (10,627,380) 212,946,144 192,563,847
NET ASSETS:
Beginning of period ................................ 127,446,710 138,074,090 248,099,250 55,535,403
End of period ................................... $ 143,002,514 $ 127,446,710 $ 461,045,394 $ 248,099,250
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
December 31, 2022
AQR MULTI-ASSET FUND
*
AQR RISK-BALANCED
COMMODITIES STRATEGY FUND
*
FOR THE YEAR
ENDED DECEMBER
31, 2022
FOR THE YEAR
ENDED DECEMBER
31, 2021
FOR THE YEAR
ENDED DECEMBER
31, 2022
FOR THE YEAR
ENDED DECEMBER
31, 2021
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 9,928,770 12,265,365 26,596,501 5,631,966
Shares sold ..................................... 7,366,862 1,477,644 51,808,420 27,913,051
Shares issued on reinvestment of distributions ........... 458,654 445,205 3,778,018 4,293,087
Shares redeemed ................................. (7,060,831) (4,259,444) (38,420,941) (11,241,603)
Shares outstanding, end of period 10,693,455 9,928,770 43,761,998 26,596,501
CLASS N
Shares outstanding, beginning of period ................ 556,832 570,487 3,735,120 2,399,584
Shares sold ..................................... 911,972 180,312 3,528,389 2,637,058
Shares issued on reinvestment of distributions ........... 61,107 28,339 420,670 669,789
Shares redeemed ................................. (514,618) (222,306) (3,094,754) (1,971,311)
Shares outstanding, end of period 1,015,293 556,832 4,589,425 3,735,120
CLASS R6
Shares outstanding, beginning of period ................ 1,609,210 1,245,435 430,409 114,907
Shares sold ..................................... 4,164,895 500,818 3,441,415 414,638
Shares issued on reinvestment of distributions ........... 271,967 91,191 325,071 59,079
Shares redeemed ................................. (1,546,518) (228,234) (875,592) (158,215)
Shares outstanding, end of period 4,499,554 1,609,210 3,321,303 430,409
*
Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
December 31, 2022
AQR STYLE PREMIA ALTERNATIVE
FUND
*
AQR SUSTAINABLE LONG-SHORT
EQUITY CARBON AWARE FUND
FOR THE YEAR
ENDED DECEMBER
31, 2022
FOR THE YEAR
ENDED DECEMBER
31, 2021
FOR THE YEAR
ENDED DECEMBER
31, 2022
FOR THE PERIOD
12/16/21
**
- 12/31/21
OPERATIONS:
Net investment income (loss) ........................ $ (876,375) $ (9,477,690) $ (46,972) $ (4,936)
Net realized gain (loss) ............................. 252,813,600 126,371,766 876,432 (115)
Net change in unrealized appreciation (depreciation) ....... (42,344,878) 33,550,456 470,576 81,983
Net increase (decrease) in net assets resulting from
operations 209,592,347 150,444,532 1,300,036 76,932
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings — — — —
Class I ......................................... (63,228,460) (27,925,373) (196,621) —
Class N ......................................... (6,367,403) (2,257,265) (100,622) —
Class R6 ........................................ (94,082,119) (46,587,791) (225,621) —
Total distributions (163,677,982) (76,770,429) (522,864) —
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 237,851,533 158,057,194 9,380,014 500,000
Reinvestment of distributions ......................... 60,326,832 25,637,051 184,415 —
Cost of shares redeemed ........................... (233,719,578) (203,683,304) (322,648) —
Net increase (decrease) from capital transactions 64,458,787 (19,989,059) 9,241,781 500,000
CLASS N — — — —
Proceeds from shares sold .......................... 33,082,015 9,682,806 5,865,960 500,000
Reinvestment of distributions ......................... 5,576,392 2,069,523 89,042 —
Cost of shares redeemed ........................... (25,998,628) (9,305,147) (1,330,063) —
Net increase (decrease) from capital transactions 12,659,779 2,447,182 4,624,939 500,000
CLASS R6 — — — —
Proceeds from shares sold .......................... 160,336,346 85,955,708 — 9,011,500
Reinvestment of distributions ......................... 88,280,427 44,723,437 288 —
Cost of shares redeemed ........................... (192,398,557) (170,969,347) — —
Net increase (decrease) from capital transactions 56,218,216 (40,290,202) 288 9,011,500
Net increase (decrease) in net assets resulting from capital transactions 133,336,782 (57,832,079) 13,867,008 10,011,500
Total increase (decrease) in net assets 179,251,147 15,842,024 14,644,180 10,088,432
NET ASSETS:
Beginning of period ................................ 658,204,918 642,362,894 10,088,432 —
End of period ................................... $ 837,456,065 $ 658,204,918 $ 24,732,612 $ 10,088,432
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
December 31, 2022
AQR STYLE PREMIA ALTERNATIVE
FUND
*
AQR SUSTAINABLE LONG-SHORT
EQUITY CARBON AWARE FUND
FOR THE YEAR
ENDED DECEMBER
31, 2022
FOR THE YEAR
ENDED DECEMBER
31, 2021
FOR THE YEAR
ENDED DECEMBER
31, 2022
FOR THE PERIOD
12/16/21
**
- 12/31/21
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 34,514,139 37,337,857 50,000 —
Shares sold ..................................... 27,913,018 21,549,285 793,457 50,000
Shares issued on reinvestment of distributions ........... 8,097,561 3,688,784 16,480 —
Shares redeemed ................................. (27,449,238) (28,061,787) (30,495) —
Shares outstanding, end of period 43,075,480 34,514,139 829,442 50,000
CLASS N
Shares outstanding, beginning of period ................ 2,732,084 2,352,158 50,000 —
Shares sold ..................................... 3,865,711 1,341,245 510,761 50,000
Shares issued on reinvestment of distributions ........... 755,609 299,931 7,972 —
Shares redeemed ................................. (3,035,417) (1,261,250) (127,795) —
Shares outstanding, end of period 4,317,987 2,732,084 440,938 50,000
CLASS R6
Shares outstanding, beginning of period ................ 56,170,219 61,159,132 901,150 —
Shares sold ..................................... 18,894,649 11,791,726 — 901,150
Shares issued on reinvestment of distributions ........... 11,802,196 6,407,369 26 —
Shares redeemed ................................. (22,605,216) (23,188,008) — —
Shares outstanding, end of period 64,261,848 56,170,219 901,176 901,150
*
Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.
**
Commencement of operations.

Statements of Cash Flows

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
December 31, 2022
AQR
ALTERNATIVE
RISK PREMIA
FUND
***
AQR MACRO
OPPORTUNITIES
FUND
***
AQR MULTI-
ASSET FUND
***
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations ............... $ 32,436,898 $ 14,469,917 $ (16,173,619)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities: — — —
Payments to purchase securities .................................... (254,576,259) (47,253,423) (155,579,551)
Payments to cover short positions in securities .......................... (149,435,741) (34,329,565) (34,254,566)
Proceeds from sale of securities ..................................... 113,502,018 34,613,461 151,227,535
Proceeds from short positions in securities ............................. 294,000,907 35,077,065 40,022,055
(Purchases) sales of short-term investments, net ........................ (6,014,365) (114,031,008) 1,665,592
(Purchases) maturities of repurchase agreements, net .................... — — 1,004,872
Realized (gain) loss on investments in securities ........................ 4,740,366 1,188,168 6,640,642
Realized (gain) loss on reverse repurchase agreements ................... — — (1,217,028)
Realized (gain) loss on short positions in securities ....................... 681,923 (1,888,231) (5,048,254)
Change in unrealized (appreciation) depreciation on investments in securities ... (9,075,657) 351,507 11,996,554
Change in unrealized (appreciation) depreciation on short positions in securities . (17,147,596) — (19,198)
Amortization (accretion) of bond premium (discount) ...................... (532,262) (980,902) (2,501,242)
(Increases) decreases in operating assets: – – –
Due from brokers ................................................ (354,987) (310,328) 395,144
Deposits with brokers for futures contracts ............................. (4,820,397) (17,348,668) (4,318,460)
Unrealized appreciation on forward foreign currency exchange contracts ...... (577,164) (6,501,611) (1,097,795)
Unrealized appreciation on OTC swaps ............................... 302,506 (47,864) 81,155
Deposits for securities sold short .................................... 1,445,149 — —
Deposits with brokers for centrally cleared swaps ....................... (1,017,421) (3,924,470) —
Variation margin on centrally cleared swaps ............................ 5,906 (4,789) —
Variation margin on futures contracts ................................. (206,540) (756,243) 58,378
Foreign tax reclaim .............................................. (52,995) (416) (29,127)
Dividends and Interest ............................................ (520,904) (244,508) (64,311)
Due from Investment Adviser ....................................... — 37,638 —
Prepaid expenses ............................................... (275) (7,695) (12,686)
Increases (decreases) in operating liabilities – – –
Due to broker ................................................... 327,918 (98,348) (147,446)
Unrealized depreciation on forward foreign currency exchange contracts ...... 1,492,136 5,216,902 1,208,010
Unrealized depreciation on OTC swaps ............................... (23,542) 109,168 (2,825)
Deposits from brokers for futures contracts ............................. — 172 —
Variation margin on centrally cleared swaps ............................ 40,589 171,090 —
Variation margin on futures contracts ................................. (555,698) 20,300 287,199
Accrued investment advisory fees ................................... 28,095 101,861 1,036
Accrued distribution fees—Class N ................................... (208) 1,349 626
Dividends and Interest payable on securities sold short ................... 189,282 1,432 5,939
Other accrued expenses and liabilities ................................ 22,596 12,479 27,831
Net cash provided by (used in) operating activities $ 4,304,278 $ (136,355,560) $ (5,843,540)
— — —
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES — — —
Proceeds from shares sold ......................................... 52,349,676 171,279,668 120,761,072
Net change in reverse repurchase agreements .......................... — — (26,206,430)
Payments on shares redeemed ..................................... (59,991,145) (33,442,852) (86,875,883)
Cash distributions paid ............................................ — (1,420,229) (2,274,376)
Due to custodian ................................................ — — 350,439
Net cash provided by (used in) financing activities ....................... $ (7,641,469) $ 136,416,587 $ 5,754,822
Net change in cash and cash denominated in foreign currencies .............. (3,337,191) 61,027 (88,718)
Cash, beginning of period ......................................... 3,510,062 169,953 571,136
Cash, end of period^ ............................................. $ 172,871 $ 230,980 $ 482,418
Supplemental disclosure of cash flow information:
Cash paid during the period for interest in the amount of $772,703, $– and $119,242.
Non-cash financing activities consist of reinvestment of distributions in the amount $–, $9,705,419 and $7,002,244.
*** Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Cash Flows

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
December 31, 2022
^ The following is a reconciliation of cash and cash held in foreign currencies reported within the Statements of Assets and Liabilities that sum to the total of the same such amounts disclosed in the Statement of Cash Flows:
FUND CASH
CASH
DENOMINATED
IN FOREIGN
CURRENCIES
TOTAL CASH
AND CASH
DENOMINATED
IN FOREIGN
CURRENCIES
AQR Alternative Risk Premia Fund .......................................... $ 39,039 $ 133,832 $ 172,871
AQR Macro Opportunities Fund ............................................. 16,165 214,815 230,980
AQR Multi-Asset Fund ................................................... — 482,418 482,418

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
Financial Highlights
December 31, 2022
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR ALTERNATIVE RISK PREMIA FUND CLASS I
^
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.56 0.08 1.83 1.91 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.89 (0.05) 1.03 0.98 (0.31) — — (0.31)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.89 (0.02) (1.84) (1.86) (0.14) — — (0.14)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.25 0.05
6
(0.33) (0.28) (0.08) — — (0.08)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 10.01 (0.00)
7
(0.75) (0.75) (0.01) — — (0.01)
AQR ALTERNATIVE RISK PREMIA FUND CLASS N
^
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.53 0.05 1.82 1.87 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.86 (0.06) 1.02 0.96 (0.29) — — (0.29)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.88 (0.04) (1.84) (1.88) (0.14) — — (0.14)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.23 0.03
6
(0.33) (0.30) (0.05) — — (0.05)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 10.01 (0.03) (0.74) (0.77) (0.01) — — (0.01)
AQR ALTERNATIVE RISK PREMIA FUND CLASS R6
^
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.58 0.09 1.84 1.93 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.91 (0.03) 1.02 0.99 (0.32) — — (0.32)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.91 (0.02) (1.84) (1.86) (0.14) — — (0.14)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.27 0.05
6
(0.32) (0.27) (0.09) — — (0.09)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 10.02 0.01 (0.75) (0.74) (0.01) — — (0.01)
AQR DIVERSIFIED ARBITRAGE FUND CLASS I
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 12.10 0.08
9
(0.48) (0.40) (0.01) — — (0.01)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 11.46 (0.12) 0.84 0.72 (0.08) — — (0.08)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.30 (0.03) 2.37 2.34 (0.15) — (0.03) (0.18)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.75 0.08 0.67 0.75 (0.20) — — (0.20)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.12 0.06 0.14 0.20 (0.57) — — (0.57)
AQR DIVERSIFIED ARBITRAGE FUND CLASS N
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 12.12 0.07
9
(0.50) (0.43) (0.01) — — (0.01)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 11.48 (0.15) 0.84 0.69 (0.05) — — (0.05)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.31 (0.06) 2.38 2.32 (0.12) — (0.03) (0.15)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.76 0.05 0.67 0.72 (0.17) — — (0.17)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.12 0.04 0.14 0.18 (0.54) — — (0.54)
AQR DIVERSIFIED ARBITRAGE FUND CLASS R6
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 12.08 0.10
9
(0.48) (0.38) (0.01) — — (0.01)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 11.44 (0.11) 0.84 0.73 (0.09) — — (0.09)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.28 (0.01) 2.36 2.35 (0.15) — (0.04) (0.19)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.73 0.12 0.63 0.75 (0.20) — — (0.20)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.10 0.08 0.13 0.21 (0.58) — — (0.58)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
Financial Highlights
December 31, 2022
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 9.47 25.26% $ 54,627 3.30% 3.12% 1.40% 0.91% 262%
$ 7.56 14.25% $ 46,808 3.09% 2.79% 1.40% (0.62)% 179%
$ 6.89 (20.95)% $ 61,080 3.31% 3.20% 1.41% (0.31)% 232%
$ 8.89 (3.08)% $ 144,245 3.60% 3.55% 1.40% 0.58%
6
192%
$ 9.25 (7.51)% $ 260,990 3.40%
8
3.32% 1.40% (0.00)% 253%
$ 9.40 24.83% $ 5,926 3.56% 3.37% 1.65% 0.58% 262%
$ 7.53 14.03% $ 7,422 3.35% 3.04% 1.65% (0.78)% 179%
$ 6.86 (21.20)% $ 6,503 3.57% 3.45% 1.66% (0.51)% 232%
$ 8.88 (3.24)% $ 8,989 3.85% 3.80% 1.65% 0.28%
6
192%
$ 9.23 (7.72)% $ 11,467 3.64%
8
3.55% 1.63% (0.27)% 253%
$ 9.51 25.46% $ 101,094 3.21% 3.02% 1.30% 1.08% 262%
$ 7.58 14.31% $ 82,522 3.00% 2.69% 1.30% (0.43)% 179%
$ 6.91 (20.90)% $ 54,859 3.22% 3.10% 1.31% (0.24)% 232%
$ 8.91 (2.93)% $ 82,300 3.51% 3.45% 1.30% 0.53%
6
192%
$ 9.27 (7.41)% $ 98,967 3.31%
8
3.23% 1.30% 0.06% 253%
$ 11.69 (3.29)% $ 1,017,383 1.31% 1.30% 1.20% 0.68%
9
164%
$ 12.10 6.27% $ 922,765 1.51% 1.47% 1.20% (0.98)% 518%
$ 11.46 25.21% $ 611,741 2.10% 2.04% 1.20% (0.29)% 598%
$ 9.30 8.53% $ 464,186 2.06% 1.98% 1.20% 0.88% 361%
$ 8.75 2.19% $ 319,152 1.96% 1.92% 1.20% 0.66% 390%
$ 11.68 (3.54)% $ 66,385 1.57% 1.55% 1.45% 0.58%
9
164%
$ 12.12 5.99% $ 44,676 1.76% 1.72% 1.45% (1.22)% 518%
$ 11.48 24.96% $ 34,599 2.35% 2.29% 1.45% (0.60)% 598%
$ 9.31 8.21% $ 55,694 2.30% 2.22% 1.44% 0.52% 361%
$ 8.76 2.01% $ 66,251 2.21% 2.17% 1.45% 0.44% 390%
$ 11.69 (3.13)% $ 458,946 1.22% 1.20% 1.10% 0.81%
9
164%
$ 12.08 6.37% $ 358,110 1.42% 1.37% 1.10% (0.88)% 518%
$ 11.44 25.36% $ 232,201 2.00% 1.94% 1.10% (0.10)% 598%
$ 9.28 8.64% $ 19,077 1.96% 1.88% 1.10% 1.27% 361%
$ 8.73 2.41% $ 13,654 1.87% 1.82% 1.10% 0.79% 390%

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
Financial Highlights
December 31, 2022
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR DIVERSIFYING STRATEGIES FUND CLASS I
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.82 1.43 0.17
10
1.60 (0.93) (0.02) — (0.95)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 10.37 0.57 0.54 1.11 (0.51) (0.15) — (0.66)
FOR THE PERIOD 6/08/20
11
-12/31/20 $ 10.00 0.23 0.34 0.57 (0.20) — — (0.20)
AQR DIVERSIFYING STRATEGIES FUND CLASS N
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.80 0.95 0.62
10
1.57 (0.90) (0.02) — (0.92)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 10.37 0.75 0.33 1.08 (0.50) (0.15) — (0.65)
FOR THE PERIOD 6/08/20
11
-12/31/20 $ 10.00 0.15 0.41 0.56 (0.19) — — (0.19)
AQR DIVERSIFYING STRATEGIES FUND CLASS R6
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.83 0.91 0.70
10
1.61 (0.93) (0.02) — (0.95)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 10.37 0.51 0.62 1.13 (0.52) (0.15) — (0.67)
FOR THE PERIOD 6/08/20
11
-12/31/20 $ 10.00 0.18 0.39 0.57 (0.20) — — (0.20)
AQR EQUITY MARKET NEUTRAL FUND CLASS I
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.32 0.03 1.95 1.98 (0.52) — — (0.52)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.31 (0.09) 1.20 1.11 — (0.10) — (0.10)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.20 (0.02) (1.77) (1.79) — (1.10) — (1.10)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 10.76 0.13 (1.34) (1.21) — (0.35) — (0.35)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 12.25 0.04 (1.48) (1.44) (0.05) — — (0.05)
AQR EQUITY MARKET NEUTRAL FUND CLASS N
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.21 0.01 1.93 1.94 (0.50) — — (0.50)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.23 (0.10) 1.18 1.08 — (0.10) — (0.10)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.12 (0.03) (1.76) (1.79) — (1.10) — (1.10)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 10.70 0.12 (1.35) (1.23) — (0.35) — (0.35)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 12.21 0.00
7
(1.46) (1.46) (0.05) — — (0.05)
AQR EQUITY MARKET NEUTRAL FUND CLASS R6
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.35 0.06 1.94 2.00 (0.53) — — (0.53)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.32 (0.08) 1.21 1.13 — (0.10) — (0.10)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.22 (0.00)
7
(1.80) (1.80) — (1.10) — (1.10)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 10.77 0.11 (1.31) (1.20) — (0.35) — (0.35)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 12.25 0.05 (1.48) (1.43) (0.05) — — (0.05)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
Financial Highlights
December 31, 2022
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 11.47 14.69% $ 177,048 0.29% 0.20% 0.20% 11.92% 48%
$ 10.82 10.66% $ 27,048 1.03%
8
0.20% 0.20% 5.11% 14%
$ 10.37 5.71% $ 15,645 1.31%
8
0.20% 0.20% 3.91% 14%
$ 11.45 14.49% $ 6,499 0.52% 0.45% 0.45% 7.90% 48%
$ 10.80 10.37% $ 1,792 1.15%
8
0.45% 0.45% 6.69% 14%
$ 10.37 5.61% $ 533 1.87%
8
0.45% 0.45% 2.56% 14%
$ 11.49 14.84% $ 5,133 0.22% 0.10% 0.10% 7.65% 48%
$ 10.83 10.84% $ 4,725 0.93%
8
0.10% 0.10% 4.55% 14%
$ 10.37 5.75% $ 4,492 1.62%
8
0.10% 0.10% 3.06% 14%
$ 8.78 27.22% $ 116,154 1.62% 1.47% 1.30% 0.35% 319%
$ 7.32 17.64% $ 32,802 1.87% 1.48% 1.30% (1.22)% 282%
$ 6.31 (19.52)% $ 38,498 1.73% 1.63% 1.30% (0.20)% 312%
$ 9.20 (11.27)% $ 208,679 2.23% 2.21% 1.27% 1.31% 263%
$ 10.76 (11.73)% $ 708,592 1.99% 1.99% 1.24% 0.32% 175%
$ 8.65 27.03% $ 24,133 1.88% 1.72% 1.55% 0.12% 319%
$ 7.21 17.38% $ 15,968 2.13% 1.73% 1.55% (1.45)% 282%
$ 6.23 (19.70)% $ 10,040 2.03% 1.88% 1.55% (0.33)% 312%
$ 9.12 (11.52)% $ 14,129 2.50% 2.49% 1.55% 1.20% 263%
$ 10.70 (11.94)% $ 209,290 2.27% 2.27% 1.53% 0.02% 175%
$ 8.82 27.33% $ 38,898 1.53% 1.37% 1.20% 0.72% 319%
$ 7.35 17.93% $ 5,917 1.79% 1.38% 1.20% (1.13)% 282%
$ 6.32 (19.61)% $ 4,758 1.67% 1.53% 1.20% (0.01)% 312%
$ 9.22 (11.17)% $ 38,112 2.15% 2.14% 1.20% 1.05% 263%
$ 10.77 (11.65)% $ 206,044 1.93% 1.93% 1.18% 0.44% 175%

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
Financial Highlights
December 31, 2022
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR LONG-SHORT EQUITY FUND CLASS I
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 12.31 0.02 2.29 2.31 (1.32) (0.49) — (1.81)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.39 (0.14) 3.06 2.92 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 11.08 (0.04) (1.50) (1.54) — (0.15) — (0.15)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 10.94 0.10 0.04 0.14 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 13.88 0.04 (2.32) (2.28) (0.04) (0.62) — (0.66)
AQR LONG-SHORT EQUITY FUND CLASS N
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 12.09 (0.03) 2.27 2.24 (1.28) (0.49) — (1.77)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.25 (0.17) 3.01 2.84 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 10.95 (0.08) (1.47) (1.55) — (0.15) — (0.15)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 10.84 0.07 0.04 0.11 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 13.80 (0.01) (2.29) (2.30) (0.04) (0.62) — (0.66)
AQR LONG-SHORT EQUITY FUND CLASS R6
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 12.38 (0.03) 2.37 2.34 (1.33) (0.49) — (1.82)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.44 (0.13) 3.07 2.94 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 11.12 (0.02) (1.51) (1.53) — (0.15) — (0.15)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 10.97 0.10 0.05 0.15 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 13.91 0.04 (2.32) (2.28) (0.04) (0.62) — (0.66)
AQR MACRO OPPORTUNITIES FUND CLASS I
^
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 9.01 0.15 2.46 2.61 (0.03) (0.77) — (0.80)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.58 (0.12) (0.31) (0.43) (0.08) (0.06) — (0.14)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.52 (0.07) 0.22 0.15 — (0.09) — (0.09)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.08 0.06 0.38 0.44 (0.00)
7
— — (0.00)
7
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 8.75 0.03 0.65 0.68 (0.15) (0.20) — (0.35)
AQR MACRO OPPORTUNITIES FUND CLASS N
^
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 8.86 0.12 2.42 2.54 (0.02) (0.77) — (0.79)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.42 (0.14) (0.30) (0.44) (0.06) (0.06) — (0.12)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.39 (0.10) 0.22 0.12 — (0.09) — (0.09)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.97 0.03 0.39 0.42 (0.00)
7
— — (0.00)
7
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 8.66 (0.00)
7
0.66 0.66 (0.15) (0.20) — (0.35)
AQR MACRO OPPORTUNITIES FUND CLASS R6
^
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 9.03 0.12 2.51 2.63 (0.04) (0.77) — (0.81)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.60 (0.11) (0.31) (0.42) (0.09) (0.06) — (0.15)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.53 (0.07) 0.23 0.16 — (0.09) — (0.09)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.08 0.06 0.39 0.45 (0.00)
7
— — (0.00)
7
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 8.75 0.04 0.65 0.69 (0.16) (0.20) — (0.36)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
Financial Highlights
December 31, 2022
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 12.81 19.11% $ 544,239 1.37% 1.34% 1.30% 0.16% 0%
$ 12.31 31.10% $ 278,938 1.36% 1.31% 1.30% (1.26)% 0%
$ 9.39 (13.91)% $ 350,475 1.32% 1.31% 1.30% (0.42)% 269%
$ 11.08 1.28% $ 901,269 2.06% 2.06% 1.26% 0.92% 292%
$ 10.94 (16.40)% $ 1,697,554 1.73% 1.73% 1.24% 0.28% 462%
$ 12.56 18.84% $ 13,691 1.63% 1.59% 1.55% (0.23)% 0%
$ 12.09 30.70% $ 11,049 1.62% 1.56% 1.55% (1.52)% 0%
$ 9.25 (14.17)% $ 6,934 1.57% 1.56% 1.55% (0.79)% 269%
$ 10.95 1.01% $ 28,689 2.33% 2.33% 1.53% 0.60% 292%
$ 10.84 (16.64)% $ 117,289 2.01% 2.01% 1.51% (0.04)% 462%
$ 12.90 19.25% $ 6,726 1.28% 1.24% 1.20% (0.19)% 0%
$ 12.38 31.14% $ 14,951 1.27% 1.21% 1.20% (1.16)% 0%
$ 9.44 (13.77)% $ 15,920 1.23% 1.21% 1.20% (0.25)% 269%
$ 11.12 1.37% $ 76,285 1.99% 1.99% 1.19% 0.87% 292%
$ 10.97 (16.36)% $ 206,247 1.66% 1.66% 1.16% 0.32% 462%
$ 10.82 29.28% $ 129,055 1.98% 1.68% 1.20% 1.34% 319%
$ 9.01 (4.54)% $ 7,190 2.32%
12
1.26% 1.25% (1.23)% 0%
$ 9.58 1.61% $ 8,510 2.22% 1.35% 1.34% (0.77)% 0%
$ 9.52 4.90% $ 14,985 2.15% 1.45% 1.45% 0.59% 0%
$ 9.08 7.80% $ 20,230 1.93% 1.42% 1.42% 0.29% 0%
$ 10.61 28.87% $ 7,366 2.28% 1.93% 1.45% 1.13% 319%
$ 8.86 (4.72)% $ 638 2.60%
12
1.50% 1.50% (1.47)% 0%
$ 9.42 1.31% $ 537 2.47% 1.60% 1.59% (1.04)% 0%
$ 9.39 4.73% $ 1,173 2.23% 1.70% 1.70% 0.37% 0%
$ 8.97 7.57% $ 17,074 2.11% 1.68% 1.68% (0.04)% 0%
$ 10.85 29.38% $ 43,554 1.98% 1.58% 1.10% 1.13% 319%
$ 9.03 (4.41)% $ 19,389 2.24%
12
1.16% 1.15% (1.13)% 0%
$ 9.60 1.71% $ 19,070 2.12% 1.23% 1.22% (0.71)% 0%
$ 9.53 5.01% $ 11,841 2.08% 1.35% 1.35% 0.67% 0%
$ 9.08 7.84% $ 12,073 1.91% 1.35% 1.35% 0.41% 0%

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
Financial Highlights
December 31, 2022
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR MANAGED FUTURES STRATEGY FUND CLASS I
^
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.26 0.03 2.53 2.56 (1.11) — — (1.11)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 7.85 (0.09) 0.00
7
(0.09) (0.50) — — (0.50)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.30 (0.04) 0.01 (0.03) (0.42) — — (0.42)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.41 0.09 0.06 0.15 (0.26) — — (0.26)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.23 0.06 (0.88) (0.82) — — — —
AQR MANAGED FUTURES STRATEGY FUND CLASS N
^
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.20 0.00
7
2.52 2.52 (1.09) — — (1.09)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 7.78 (0.11) 0.00
7
(0.11) (0.47) — — (0.47)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.16 (0.06) 0.00
7
(0.06) (0.32) — — (0.32)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.27 0.06 0.07 0.13 (0.24) — — (0.24)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.10 0.03 (0.86) (0.83) — — — —
AQR MANAGED FUTURES STRATEGY FUND CLASS R6
^
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.27 0.05 2.52 2.57 (1.12) — — (1.12)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 7.86 (0.09) 0.01 (0.08) (0.51) — — (0.51)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.32 (0.03) 0.00
7
(0.03) (0.43) — — (0.43)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.42 0.09 0.08 0.17 (0.27) — — (0.27)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.24 0.06 (0.88) (0.82) — — — —
AQR MANAGED FUTURES STRATEGY HV FUND CLASS I
^
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 6.09 0.01 3.03 3.04 (0.78) — — (0.78)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.91 (0.12) (0.03) (0.15) (0.67) — — (0.67)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 7.64 (0.06) (0.01) (0.07) (0.66) — — (0.66)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 7.82 0.04 0.10 0.14 (0.32) — — (0.32)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.14 0.00
7
(1.32) (1.32) — — — —
AQR MANAGED FUTURES STRATEGY HV FUND CLASS N
^
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 6.12 (0.01) 3.04 3.03 (0.74) — — (0.74)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.94 (0.13) (0.04) (0.17) (0.65) — — (0.65)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 7.56 (0.07) (0.01) (0.08) (0.54) — — (0.54)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 7.73 0.02 0.10 0.12 (0.29) — — (0.29)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.06 (0.02) (1.31) (1.33) — — — —
AQR MANAGED FUTURES STRATEGY HV FUND CLASS R6
^
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 6.11 0.01 3.04 3.05 (0.79) — — (0.79)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.93 (0.11) (0.03) (0.14) (0.68) — — (0.68)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 7.66 (0.05) (0.01) (0.06) (0.67) — — (0.67)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 7.84 0.05 0.10 0.15 (0.33) — — (0.33)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.15 0.01 (1.32) (1.31) — — — —

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
Financial Highlights
December 31, 2022
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 8.71 35.38% $ 1,311,469 1.27% 1.27% 1.25% 0.28% 0%
$ 7.26 (1.06)% $ 870,337 1.24% 1.24% 1.23% (1.18)% 0%
$ 7.85 (0.29)% $ 1,445,072 1.22% 1.22% 1.22% (0.46)% 0%
$ 8.30 1.80% $ 2,315,083 1.21% 1.21% 1.20% 1.00% 0%
$ 8.41 (8.88)% $ 4,254,642 1.16% 1.16% 1.16% 0.62% 0%
$ 8.63 35.04% $ 64,180 1.53% 1.52% 1.50% 0.01% 0%
$ 7.20 (1.31)% $ 48,894 1.47% 1.47% 1.47% (1.41)% 0%
$ 7.78 (0.60)% $ 367,278 1.49% 1.49% 1.49% (0.72)% 0%
$ 8.16 1.56% $ 1,506,755 1.49% 1.49% 1.48% 0.71% 0%
$ 8.27 (9.12)% $ 1,811,668 1.45% 1.45% 1.45% 0.30% 0%
$ 8.72 35.41% $ 164,434 1.19% 1.17% 1.15% 0.52% 0%
$ 7.27 (0.94)% $ 100,572 1.15% 1.15% 1.15% (1.09)% 0%
$ 7.86 (0.30)% $ 437,288 1.14% 1.14% 1.14% (0.37)% 0%
$ 8.32 2.03% $ 580,587 1.14% 1.14% 1.13% 1.07% 0%
$ 8.42 (8.87)% $ 971,992 1.11% 1.11% 1.11% 0.66% 0%
$ 8.35 50.00% $ 131,821 1.93%
13
1.66% 1.65% 0.12% 0%
$ 6.09 (2.11)% $ 37,100 1.94% 1.71% 1.70% (1.65)% 0%
$ 6.91 (0.65)% $ 90,075 1.76% 1.66% 1.65% (0.83)% 0%
$ 7.64 1.81% $ 159,510 1.70% 1.64% 1.64% 0.50% 0%
$ 7.82 (14.44)% $ 244,569 1.65% 1.64% 1.64% 0.00% 0%
$ 8.41 49.52% $ 4,923 2.17%
13
1.91% 1.90% (0.06)% 0%
$ 6.12 (2.34)% $ 2,325 2.20% 1.96% 1.95% (1.91)% 0%
$ 6.94 (0.80)% $ 3,141 1.99% 1.91% 1.90% (0.87)% 0%
$ 7.56 1.55% $ 31,794 1.96% 1.90% 1.90% 0.26% 0%
$ 7.73 (14.68)% $ 59,231 1.91% 1.90% 1.90% (0.24)% 0%
$ 8.37 49.95% $ 46,323 1.84%
13
1.56% 1.55% 0.07% 0%
$ 6.11 (1.92)% $ 20,134 1.84% 1.60% 1.59% (1.55)% 0%
$ 6.93 (0.49)% $ 25,354 1.65% 1.56% 1.55% (0.65)% 0%
$ 7.66 1.93% $ 95,310 1.61% 1.55% 1.55% 0.59% 0%
$ 7.84 (14.32)% $ 181,404 1.56% 1.55% 1.55% 0.12% 0%

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
Financial Highlights
December 31, 2022
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR MULTI-ASSET FUND CLASS I
^
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.54 0.25 (1.36) (1.11) (0.60) (0.00)
7
— (0.60)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.81 0.14 1.27 1.41 (0.57) (0.11) — (0.68)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.66 0.01 0.25 0.26 (0.11) — — (0.11)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.51 0.12 1.67 1.79 (0.64) — — (0.64)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.82 0.09 (0.78) (0.69) (0.28) (0.34) — (0.62)
AQR MULTI-ASSET FUND CLASS N
^
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.51 0.22 (1.34) (1.12) (0.59) (0.00)
7
— (0.59)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.79 0.11 1.27 1.38 (0.55) (0.11) — (0.66)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.63 (0.01) 0.24 0.23 (0.07) — — (0.07)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.49 0.11 1.65 1.76 (0.62) — — (0.62)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.80 0.06 (0.77) (0.71) (0.26) (0.34) — (0.60)
AQR MULTI-ASSET FUND CLASS R6
^
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.53 0.26 (1.36) (1.10) (0.61) (0.00)
7
— (0.61)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.80 0.16 1.26 1.42 (0.58) (0.11) — (0.69)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.65 0.02 0.25 0.27 (0.12) — — (0.12)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.51 0.04 1.75 1.79 (0.65) — — (0.65)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.83 0.09 (0.78) (0.69) (0.29) (0.34) — (0.63)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND CLASS I
^
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 8.08 0.03 1.68 1.71 (0.85) — — (0.85)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.85 (0.08) 2.78 2.70 (1.47) — — (1.47)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 6.33 (0.01) 0.54 0.53 — (0.01) — (0.01)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 5.65 0.06 0.95 1.01 (0.33) — (0.00)
7
(0.33)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 6.90 0.05 (1.26) (1.21) (0.04) — — (0.04)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND CLASS N
^
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.94 0.01 1.64 1.65 (0.83) — — (0.83)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.75 (0.10) 2.74 2.64 (1.45) — — (1.45)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 6.25 (0.03) 0.54 0.51 — (0.01) — (0.01)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 5.58 0.05 0.93 0.98 (0.31) — (0.00)
7
(0.31)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 6.81 0.03 (1.24) (1.21) (0.02) — — (0.02)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND CLASS R6
^
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 8.12 0.09 1.63 1.72 (0.86) — — (0.86)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.87 (0.08) 2.81 2.73 (1.48) — — (1.48)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 6.35 (0.01) 0.54 0.53 — (0.01) — (0.01)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 5.66 0.07 0.95 1.02 (0.33) — (0.00)
7
(0.33)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 6.92 0.05 (1.27) (1.22) (0.04) — — (0.04)

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
Financial Highlights
December 31, 2022
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 8.83 (10.52)% $ 94,401 1.19% 1.00% 0.80% 2.52% 179%
$ 10.54 14.34% $ 104,649 1.15% 0.97% 0.80% 1.35% 125%
$ 9.81 2.68% $ 120,287 1.20% 1.04% 0.87% 0.10% 187%
$ 9.66 21.05% $ 119,488 1.47% 1.34% 0.93% 1.31% 233%
$ 8.51 (6.96)% $ 217,406 0.93% 0.92% 0.92% 0.96% 21%
$ 8.80 (10.70)% $ 8,931 1.44% 1.25% 1.05% 2.24% 179%
$ 10.51 14.06% $ 5,855 1.40% 1.22% 1.05% 1.03% 125%
$ 9.79 2.41% $ 5,585 1.46% 1.31% 1.14% (0.08)% 187%
$ 9.63 20.67% $ 11,366 1.74% 1.61% 1.20% 1.13% 233%
$ 8.49 (7.23)% $ 12,303 1.20% 1.18% 1.18% 0.68% 21%
$ 8.82 (10.43)% $ 39,671 1.09% 0.90% 0.70% 2.67% 179%
$ 10.53 14.48% $ 16,943 1.05% 0.87% 0.70% 1.51% 125%
$ 9.80 2.78% $ 12,202 1.08% 0.92% 0.75% 0.20% 187%
$ 9.65 21.07% $ 4,691 1.38% 1.26% 0.85% 0.48% 233%
$ 8.51 (6.94)% $ 24,925 0.86% 0.85% 0.85% 0.98% 21%
$ 8.94 21.44% $ 391,025 1.04% 1.01% 1.00% 0.30% 0%
$ 8.08 39.60% $ 214,957 1.11% 1.01% 1.00% (0.98)% 0%
$ 6.85 8.32% $ 38,558 1.10% 1.00% 1.00% (0.13)% 0%
$ 6.33 17.96% $ 105,145 1.06% 0.99% 0.99% 1.05% 0%
$ 5.65 (17.58)% $ 96,393 0.99% 0.97% 0.97% 0.71% 0%
$ 8.76 21.01% $ 40,199 1.30% 1.26% 1.25% 0.07% 0%
$ 7.94 39.33% $ 29,648 1.37% 1.26% 1.25% (1.23)% 0%
$ 6.75 8.11% $ 16,188 1.39% 1.25% 1.25% (0.63)% 0%
$ 6.25 17.67% $ 13,586 1.32% 1.25% 1.25% 0.79% 0%
$ 5.58 (17.82)% $ 17,457 1.27% 1.25% 1.25% 0.45% 0%
$ 8.98 21.45% $ 29,821 0.96% 0.91% 0.90% 0.90% 0%
$ 8.12 39.89% $ 3,494 1.02% 0.91% 0.90% (0.88)% 0%
$ 6.87 8.29% $ 789 1.02% 0.90% 0.90% (0.14)% 0%
$ 6.35 18.20% $ 148,682 0.97% 0.90% 0.90% 1.12% 0%
$ 5.66 (17.60)% $ 156,433 0.93% 0.90% 0.90% 0.80% 0%

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
Financial Highlights
December 31, 2022
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR STYLE PREMIA ALTERNATIVE FUND CLASS I
^
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.03 (0.01) 2.16 2.15 (1.70) — — (1.70)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.36 (0.10) 1.67 1.57 (0.90) — — (0.90)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.15 (0.06) (1.73) (1.79) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.02 0.02
6
(0.76) (0.74) (0.13) — (0.00)
7
(0.13)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 10.38 0.01 (1.28) (1.27) (0.09) — — (0.09)
AQR STYLE PREMIA ALTERNATIVE FUND CLASS N
^
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 6.98 (0.03) 2.14 2.11 (1.68) — — (1.68)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.32 (0.12) 1.66 1.54 (0.88) — — (0.88)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.12 (0.08) (1.72) (1.80) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.00 0.00
6,7
(0.75) (0.75) (0.13) — (0.00)
7
(0.13)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 10.35 (0.02) (1.28) (1.30) (0.05) — — (0.05)
AQR STYLE PREMIA ALTERNATIVE FUND CLASS R6
^
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.06 (0.01) 2.17 2.16 (1.70) — — (1.70)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.38 (0.10) 1.69 1.59 (0.91) — — (0.91)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.17 (0.05) (1.74) (1.79) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.03 0.03
6
(0.76) (0.73) (0.13) — (0.00)
7
(0.13)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 10.41 0.02 (1.30) (1.28) (0.10) — — (0.10)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND CLASS I
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.08 (0.01) 1.56 1.55 (0.24) (0.00)
7
— (0.24)
FOR THE PERIOD 12/16/21
11
-12/31/21 $ 10.00 (0.01) 0.09 0.08 — — — —
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND CLASS N
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.08 (0.03) 1.55 1.52 (0.23) (0.00)
7
— (0.23)
FOR THE PERIOD 12/16/21
11
-12/31/21 $ 10.00 (0.01) 0.09 0.08 — — — —
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND CLASS R6
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.08 (0.04) 1.61 1.57 (0.25) (0.00)
7
— (0.25)
FOR THE PERIOD 12/16/21
11
-12/31/21 $ 10.00 (0.00)
7
0.08 0.08 — — — —

AQR Funds | Annual Report | December 2022
The accompanying notes are an integral part of these financial statements.
Financial Highlights
December 31, 2022
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 7.48 30.64% $ 322,368 1.67% 1.63% 1.49% (0.13)% 174%
$ 7.03 24.83% $ 242,712 1.67% 1.60% 1.50% (1.38)% 194%
$ 6.36 (21.96)% $ 237,379 1.84% 1.78% 1.50% (0.80)% 544%
$ 8.15 (8.20)% $ 866,804 2.51% 2.48% 1.49% 0.28%
6
170%
$ 9.02 (12.26)% $ 1,759,075 2.25% 2.24% 1.47% 0.09% 345%
$ 7.41 30.28% $ 32,005 1.94% 1.89% 1.75% (0.34)% 174%
$ 6.98 24.53% $ 19,068 1.92% 1.85% 1.75% (1.63)% 194%
$ 6.32 (22.17)% $ 14,857 2.08% 2.03% 1.75% (1.06)% 544%
$ 8.12 (8.33)% $ 40,665 2.77% 2.74% 1.75% 0.02%
6
170%
$ 9.00 (12.60)% $ 82,850 2.51% 2.50% 1.74% (0.22)% 345%
$ 7.52 30.79% $ 483,083 1.59% 1.54% 1.40% (0.07)% 174%
$ 7.06 25.04% $ 396,425 1.57% 1.50% 1.40% (1.28)% 194%
$ 6.38 (21.91)% $ 390,127 1.74% 1.68% 1.40% (0.68)% 544%
$ 8.17 (8.08)% $ 1,163,852 2.42% 2.39% 1.40% 0.33%
6
170%
$ 9.03 (12.32)% $ 1,459,422 2.18% 2.17% 1.40% 0.21% 345%
$ 11.39 15.46% $ 9,447 2.91% 1.35% 1.30% (0.06)% 0%
$ 10.08 0.80% $ 504 3.45%
8
1.30% 1.30% (1.29)% 0%
$ 11.37 15.14% $ 5,015 3.12% 1.60% 1.55% (0.28)% 0%
$ 10.08 0.80% $ 503 3.70%
8
1.55% 1.55% (1.54)% 0%
$ 11.40 15.62% $ 10,271 3.41% 1.25% 1.20% (0.35)% 0%
$ 10.08 0.80% $ 9,081 3.43%
8
1.20% 1.20% (1.19)% 0%

Financial Highlights
AQR Funds | Annual Report | December 31, 2022
The accompanying notes are an integral part of these financial statements.
December 31, 2022
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR Alternative Risk Premia Fund – Class I ......................................
$ 0.04
0.47%
AQR Alternative Risk Premia Fund – Class N .....................................
0.02
0.17
AQR Alternative Risk Premia Fund – Class R6 ....................................
0.04
0.42
AQR Style Premia Alternative Fund – Class I ......................................
0.01
0.16
AQR Style Premia Alternative Fund – Class N .....................................
(0.01)
(0.10)
AQR Style Premia Alternative Fund – Class R6 ....................................
0.02
0.21
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR Diversified Arbitrage Fund – Class I ........................................
$ 0.04
0 .30%
AQR Diversified Arbitrage Fund – Class N ........................................
0.03
0 .20
AQR Diversified Arbitrage Fund – Class R6 .......................................
0.06
0 .43
FUND
Expenses, Before
Reimbursements
and/or Waivers
AQR Macro Opportunities Fund – Class I ........................................
2.10%
AQR Macro Opportunities Fund – Class N ........................................
2.38
AQR Macro Opportunities Fund – Class R6 .......................................
2.02
FUND
Expenses, Before
Reimbursements
and/or Waivers
AQR Managed Futures Strategy HV Fund – Class I .................................
1.87%
AQR Managed Futures Strategy HV Fund – Class N ................................
2.11
AQR Managed Futures Strategy HV Fund – Class R6 ...............................
1.78
*
Annualized for periods less than one year.
^
Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.
1
Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
2
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
3
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
4
Ratios do not include the impact of the expenses of the underlying funds in which the Funds invest.
5
Portfolio turnover rate excludes derivatives, if any, and is not annualized.
6
For the period ended December 31, 2019 certain Funds received special dividends. Had these special dividends not been received the Net
Investment Income Per Share and Net Investment Income Ratio would have been as follows:
7
Amount is less than $.005 per share.
8
Certain expenses incurred by the Fund were not annualized for the period.
9
For the period ended December 31, 2022, the AQR Diversified Arbitrage Fund received special dividends. Had these special dividends not been received, the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:
10
The amount shown for a share outstanding throughout the period is not indicative of the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.
11
Commencement of operations.
12
For the period ended December 31, 2021, the AQR Macro Opportunities Equity Fund incurred certain non-recurring professional service expenses.
Without these costs, the Expenses, Before Reimbursements and/or Waivers would have been:
13
For the period ended December 31, 2022, the AQR Managed Futures Strategy HV Fund incurred certain non-recurring professional service and other expenses. Without these costs, the Expenses, Before Reimbursements and/or Waivers would have been:

Notes to Financial Statements
AQR Funds | Annual Report | December 2022
December 31, 2022
1. Organization
AQR Funds (the “Trust”), was organized as a Delaware statutory trust on September 4, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of December 31, 2022, the Trust consists of twenty-
three active series, twelve of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Alternative Risk Premia
Fund, AQR Diversified Arbitrage Fund, AQR Diversifying Strategies Fund, AQR Equity Market Neutral Fund, AQR Macro Opportunities Fund, AQR
Long-Short Equity Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Asset Fund, AQR Risk-Balanced
Commodities Strategy Fund, AQR Style Premia Alternative Fund and AQR Sustainable Long-Short Equity Carbon Aware Fund. The remaining active series have a different fiscal year end and are reported in a separate book. AQR Capital Management, LLC (the “Adviser”) serves as the investment adviser of each Fund. The Adviser has retained AQR Arbitrage, LLC (the “Sub-Adviser”), an affiliate of the Adviser, to serve as an investment sub-adviser to the AQR Diversified Arbitrage Fund.
The investment objective of the AQR Alternative Risk Premia Fund, AQR Diversified Arbitrage Fund, AQR Equity Market Neutral Fund, AQR Macro
Opportunities Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund and AQR Style Premia Alternative Fund is to seek positive absolute returns. The investment objective of the AQR Multi-Asset Fund, AQR Risk-Balanced Commodities Strategy Fund is to seek total return.
The investment objective of the AQR Diversifying Strategies Fund, AQR Long-Short Equity Fund and AQR Sustainable Long-Short Equity Carbon Aware
Fund is to seek capital appreciation. The AQR Diversifying Strategies Fund pursues its investment objective by investing in a portfolio of mutual funds that are each managed by the Adviser. Each fund offers Class I, Class N and Class R6 shares.
2. Consolidation of Subsidiaries
The Consolidated Schedules of Investments, Statements of Assets and Liabilities, of Operations, of Changes in Net Assets, of Cash Flows (as
applicable) and the Financial Highlights of the AQR Alternative Risk Premia Fund, AQR Macro Opportunities Fund, AQR Managed Futures Strategy
Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Asset Fund, AQR Risk-Balanced Commodities Strategy Fund and AQR Style Premia
Alternative Fund (“Consolidated Funds”) include the accounts of the AQR Alternative Risk Premia Offshore Fund Ltd., AQR Macro Opportunities Offshore
Fund Ltd., AQR Managed Futures Strategy Offshore Fund Ltd., AQR Managed Futures Strategy HV Offshore Fund Ltd., AQR Multi-Asset Offshore Fund
Ltd., AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd. and AQR Style Premia Alternative Offshore Fund Ltd., respectively, which are wholly-
owned and controlled subsidiaries (collectively, the “Subsidiaries”). All intercompany accounts and transactions have been eliminated in consolidation.
Subsequent references to the Funds within the Notes to Financial Statements collectively refer to the Consolidated Funds and their Subsidiaries.
Each Consolidated Fund may invest up to 25% of its total assets (on a tax basis) in its respective Subsidiary, which acts as an investment vehicle in order to affect certain investment strategies consistent with the Fund’s investment objectives and policies. The Funds expect that they will achieve a significant portion of their exposure to commodities and commodities-related investments through investment in the Subsidiaries. Unlike the Funds, the
Subsidiaries may invest without limitation in commodities and commodities-related investments.
3. Significant Accounting Policies
Basis of Preparation: The Funds are investment companies and apply specialized accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standard Codification Topic 946 Financial Services—Investment Companies . The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.
Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 5.
Cash: Cash comprises U.S. dollar and foreign currency deposits held at a custodian bank(s) which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.
SUBSIDIARY NET
ASSETS AT
DECEMBER 31,
2022
% OF TOTAL
ASSETS AT
DECEMBER 31,
2022
AQR Alternative Risk Premia Offshore Fund Ltd. ............................................... $ 37,395,969 5.7%
AQR Macro Opportunities Offshore Fund Ltd. ................................................. 40,901,415 18.6%
AQR Managed Futures Strategy Offshore Fund Ltd. ............................................ 355,095,081 20.0%
AQR Managed Futures Strategy HV Offshore Fund Ltd. ......................................... 42,097,558 19.2%
AQR Multi-Asset Offshore Fund Ltd. ........................................................ 14,510,449 7.5%
AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd. .................................... 105,960,665 22.9%
AQR Style Premia Alternative Offshore Fund Ltd. .............................................. 195,218,388 16.0%

Notes to Financial Statements
AQR Funds | Annual Report | December 2022
December 31, 2022
Due to/from Brokers: Due to/from brokers represents cash balances on deposit with, or cash balances owed to, the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.
Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign denominated assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into
U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.
The Funds do not separately disclose that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) from transactions in investment securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statements of Operations.
Realized gains (losses) from settlement of foreign currency and foreign currency transactions reported on the Statements of Operations arise from the disposition of foreign currency and a change between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Changes in unrealized appreciation (depreciation) on foreign currency and foreign currency translations reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.
Investment Transactions and Related Income: Investment transactions are accounted for on trade date (the date the order to buy or sell is executed).
Realized gains and losses on investment transactions are calculated on a specifically identified cost basis. Interest income is recorded on an accrual basis using the effective interest method, which results in coupon interest being adjusted for amortization of premiums and accretion of discounts, when applicable. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. The Funds record distributions received in excess of income from underlying investments, such as real estate investment trusts, as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently net investment income) as necessary once the issuers provide information about the actual composition of the distributions
.
The Funds may be subject to foreign taxes on income, capital gains on investments or currency repatriation, a portion of which may be recoverable.
Dividend income (expense) net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the ex-dividend date dividend notification. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts withheld. Income recognized, if any, for these reclaims is reflected as dividend income in the Statements of Operations. Additionally, there may be reclaims that include amounts withheld in prior years, which may be reclaimable based upon certain provisions in the Treaty on the Functioning of the European Union (“EU”) and
subsequent rulings by the European Court of Justice (“ECJ”). Income recognized related to EU reclaims pursuant to the ECJ rulings are reflected as
European Union tax reclaims on the Statements of Operations, if material. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Expenses incurred related to EU reclaims that are contingent upon successful receipt of EU reclaims are reflected in European Union tax reclaim fees in the Statements of Operations, if material.
Multi-class Operations: Each class of shares offered by the Trust has equal rights as to earnings, assets and voting privileges, except that each class may bear different sub-transfer agency and distribution fees, and shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares. Income, non-class specific expenses, and realized gain (loss) and change in unrealized appreciation (depreciation) are allocated daily to each class of shares based upon the proportion of relative net assets at the beginning of each day. The Funds are charged for those expenses that are directly attributable to each Fund. Trust level expenses are allocated among the Funds based on the ratio of average net assets or other reasonable methodology.
Certain Funds may invest in other investment companies, including affiliated funds, and, as a result, indirectly bear a portion of the advisory and operating expenses incurred by these entities. Such expenses are not reflected in the expenses shown on the Statements of Operations and are not included in the ratios to average net assets shown on the Financial Highlights.
Offering Costs: Offering costs, including professional fees, printing fees and initial registration, are amortized over a period not longer than twelve months from the date the Funds commenced operations.
Federal Income Taxes: Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify as a “Regulated
Investment Company”  ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Accordingly, no provision for Federal income tax is necessary.

Notes to Financial Statements
AQR Funds | Annual Report | December 2022
December 31, 2022
The Adviser evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained if challenged by the applicable tax authority. Tax positions deemed to meet the more-likely-than-
not threshold would be recorded as a tax benefit or expense in the current year. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The Funds have determined that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken for any of the Funds' open tax years. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense/benefit will materially change in the next twelve months.
The returns of the Funds for the prior three fiscal years as well as current year, or since inception if shorter, are open for examination. As of December
31, 2022, the Funds had no examinations in progress.
For Federal tax purposes, taxable income for each Consolidated Fund and its Subsidiary are calculated separately. The Subsidiaries are classified as controlled foreign corporations (“CFCs”) under the Code and each CFCs taxable income is included in the calculation of the relevant Consolidated
Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the Consolidated Funds either in the current period or future periods. Each of the CFCs has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The Funds intend to declare and distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income, dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Funds’ financial statements presented under GAAP.
The Funds utilize earnings and profits distributed to shareholders on redemptions of Fund shares as part of the dividends paid deduction. Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital.
Indemnification: In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. The Funds’
maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Funds.
However, based on experience, the Funds expect the risk of loss to be remote.
4. Securities and Other Investments
Affiliate Investments:  Certain investments may be classified as an affiliate or a controlled affiliate of the Funds on the Schedule of Investments. Section
2a-3 of the 1940 Act defines an affiliate as, among other things, a company in which a Fund owns at least 5% of the outstanding voting securities or an issuer which is under common control with another fund or Trust. Further, pursuant to the 1940 Act, control is presumed to exist when, among other things, a Fund owns more than 25% of the outstanding voting securities of a portfolio company.
Additionally, certain Funds may invest in the Limited Purpose Cash Investment Fund (the “LPCI Fund”), which is managed by UBS Asset Management
(Americas) Inc. The LPCI Fund is a registered investment company under the 1940 Act and is subject to the money market regulations as prescribed in
Rule 2a-7 of the 1940 Act. Pursuant to the LPCI Fund’s eligibility requirements, shares of the LPCI Fund are only available for sale to the Adviser and funds advised by the Adviser. The LPCI Fund may be considered an affiliated issuer of some of the Funds in the Trust, based upon ownership of the outstanding voting securities. However, the Funds do not invest in the LPCI Fund for the purpose of exercising significant influence over its management, board or policies.
The AQR Diversifying Strategies Fund invests in funds which are managed by the Adviser, and as such assumes the AQR Funds in which it invests to be affiliated issuers. A summary of transactions with each affiliated issuer is included in the Schedules of Investments, if applicable.
Convertible Securities: Certain Funds invest in preferred stocks and fixed-income securities which are convertible into common stock. Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in a convertible security, the Funds may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if they had invested in that company’s common stock. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. The Funds may attempt to hedge some of their investments in convertible debt securities by selling short the issuer’s common stock. The premiums attributable to the conversion feature are not amortized.
High Yield Securities: Certain Funds invest in lower-quality debt securities. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities causing greater price volatility. These instruments involve a greater risk of loss due to default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

Notes to Financial Statements
AQR Funds | Annual Report | December 2022
December 31, 2022
Inflation-Indexed Bonds: Certain Funds invest in inflation-indexed bonds which are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index.
Inflation-indexed bonds typically pay a fixed rate of interest but that fixed rate is applied to an inflation adjusted principal amount. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Loan Participations and Assignments: Certain Funds invest in loan participations and assignments. When a Fund purchases a loan participation, the
Fund enters into a contractual relationship with the lender or a third party selling such participations (“Selling Participant”), but not the borrower. In this case, the Fund assumes the credit risk of the borrower and the Selling Participant and any other persons inter-positioned between the Fund and the borrower (“Intermediate Participants”). In contrast, when one of the Funds purchases an assignment, the contractual relationship is with the borrower and the credit risk assumed by the Fund is only with the borrower. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor.
Defaulted Securities and Distressed Investments: Certain Funds held defaulted securities or other securities which were placed in non-accrual status as the collection of a portion or all of the interest has been deemed to be uncollectible. The securities have been identified on the Schedules of
Investments. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. The Funds may invest in distressed investments, which are issued by companies that are, or might be, involved in reorganizations or financial restructurings, either out of court or in bankruptcy.
Special Purpose Acquisition Companies (“SPACs”):  Certain Funds invest in common stock, rights, units, warrants, and other securities of SPACs or similar special purpose entities that pool funds to seek potential acquisition opportunities. The securities of a SPAC are often issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares or partial shares. Unless and until a transaction is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market fund securities and cash. If an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time the invested funds are returned to the entity’s shareholders, less certain permitted expenses, and any rights or warrants issued by the
SPAC may expire worthless. Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a suitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their securities’ prices.
Securities Sold Short: Certain Funds engage in short sales, which is when a Fund sells securities it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market value of that security. When one of the Funds makes a short sale, it must borrow the security sold short and deliver it to the broker through which it made the short sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions are recorded on the ex-date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, which could be unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The
Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms. Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is recorded as net change in unrealized appreciation (depreciation) on the Statements of Operations.
The Funds are required to pledge cash or liquid securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Daily market fluctuations and trading activity could cause the value of securities sold short to be more or less than the value of the collateral segregated. Cash deposited with the broker for collateral for securities sold short is recorded as an asset on the Statements of Assets and Liabilities and securities segregated as collateral are denoted in the Schedules of Investments. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities;
and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security.
Pursuant to a Master Securities Loan Agreement ("MSLA"), State Street Bank and Trust Company (“SSB”) is permitted, subject to certain conditions, to rehypothecate up to 30% of portfolio securities pledged by certain Funds as collateral for securities sold short. The Funds continue to receive dividends and interest on rehypothecated securities. The Funds also have the right under the MSLA to recall the rehypothecated securities from SSB on demand. If
SSB fails to deliver the recalled security in a timely manner, the Funds will be compensated by SSB for any fees or losses related to the failed delivery or, in the event a recalled security will not be returned by SSB, the Fund may reduce the loan balance outstanding by the amount of the recalled security.

Notes to Financial Statements
AQR Funds | Annual Report | December 2022
December 31, 2022
The net amount of fees incurred are included in the dividend and interest on securities sold short in the Statements of Operations and are as follows:
Futures Contracts: Certain Funds invest in futures contracts as part of their primary investment strategy and to equitize its cash flows. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not receive the return of the entire margin owed to the Funds, potentially resulting in a loss. A change in market value of an open futures contract is recorded in the Statements of Operations as net change in unrealized appreciation (depreciation)
on futures contracts. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired, and is reported in the Statements of Operations. The use of long futures contracts subjects the Funds to risk of loss in excess of the variation margin on the Statements of Assets and Liabilities. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts. When the contract is closed, the
Funds record a realized gain (loss) equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Risks may exceed amounts recognized on the Statements of Assets and Liabilities. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
Swap Contracts: Certain Funds engage in various swap transactions to manage risks within their portfolios or as alternatives to direct investments.
Swap transactions may be privately negotiated in the over-the-counter (“OTC”) market where payments are settled through direct payments between a
Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For centrally cleared swaps, the Schedules of Investments include the cumulative appreciation
(depreciation), while only the current day’s variation margin is reported within the Statements of Assets and Liabilities. For credit default and interest rate swap contracts, an upfront payment received by a Fund is recorded as a liability and an upfront payment made by a Fund is recorded as an asset on the Fund’s Statement of Assets and Liabilities. Upfront payments are amortized over the term of the contract. If there is no upfront payment or receipt, market value will equal unrealized appreciation (depreciation). Payments received (paid) by a Fund are recorded as realized gains (losses) from the expiration at a periodic reset date or closing of swap contracts in the Statements of Operations. The Funds’ use of swap contracts creates additional risks beyond those that would exist if the Funds invested in the underlying positions directly.
Total Return Swap Contracts: Certain Funds invest in total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is recorded as net change in appreciation
(depreciation) on swap contracts in the Statements of Operations. Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities. The use of short total return swaps subject the Funds to potential unlimited loss. Periodic payments received (paid) by the
Funds are recorded as realized gains (losses) from the expiration or closing of swap contracts in the Statements of Operations. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
FUND FEES
AQR Alternative Risk Premia Fund ........................................................................
$ 772,703
AQR Diversified Arbitrage Fund ...........................................................................
863,902
AQR Equity Market Neutral Fund .........................................................................
10,863
AQR Multi-Asset Fund .................................................................................
119,242
AQR Style Premia Alternative Fund ........................................................................
149,928

Notes to Financial Statements
AQR Funds | Annual Report | December 2022
December 31, 2022
Total Return Basket Swaps: Certain Funds enter into a total return basket swap agreement to obtain exposure to a portfolio of long and/or short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. The absolute notional value of the total return basket swap represents the accumulated notional value of the underlying long components and absolute notional value of the short components held within the total return basket swap at period end. The notional value of each component represents the market value at period end. The Funds have the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes financing charges and credits related to the notional values of the long and short positions and cash balances within the swap. Finance charges and credits are based on defined market rates plus or minus a specified spread. Positions within the swap are reset periodically, and financing costs are reset generally monthly.
During a reset, any realized gains (losses) from positions, income, proceeds from corporate actions and accrued financing costs may become available for cash settlement between the Funds and the swap counterparty. Prior to the reset, these amounts are included as a component of the swap value in net cash and other receivables (payables). Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the
Master Agreement between the Funds and the counterparty. The maturity dates are measured from the commencement of investment in each underlying portfolio swap position. A change in the market value of a total return basket swap contract is recognized as net change in unrealized appreciation
(depreciation) on swap contracts in the Statements of Operations. Cash settlements between a Fund and the counterparty are recognized as net realized gain (loss) from expiration or closing of swap contracts in the Statements of Operations. Total return basket swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
Credit Default Swap Contracts: Certain Funds enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. The credit default contracts are marked to market daily and the change, if any, is recorded as net change in unrealized appreciation (depreciation) on swap contracts. Variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain (loss) on swap contracts in the Statements of
Operations.
Implied credit spreads are used to determine the value of credit default swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads indicate a greater likelihood that a seller will be obligated to perform
(i.e., make payment) under the swap contract. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
Risks of loss may exceed amounts recognized on the Statements of Assets and Liabilities. A Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the specific Fund and the counterparty. The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Statements of Assets and Liabilities. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after each Fund’s Schedule of Investments.
Interest Rate Swaps: Certain Funds enter into interest rate swaps as part of their investment strategy. Interest rate swaps generally involve agreements to exchange fixed and floating payment obligations, without the exchange of the underlying notional amounts. Interest rate swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (centrally cleared swaps). Periodic payments received (paid) by the Funds are recorded as realized gains (losses) on swap contracts in the Statements of
Operations. Interest rate swaps are marked to market daily and the change is recorded as net change in unrealized appreciation (depreciation) on swap contracts in the Statements of Operations. The Funds’ risk of loss associated with these instruments may exceed their value, as recorded in the
Schedule of Investments. Non-deliverable interest rate swap contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. Centrally cleared interest rate swaps may have forward effective dates. The amortization of the upfront premiums (if applicable) and payments related to these swap contracts begin on the effective date of the contract. Interest rate contracts outstanding, including their respective notional amounts at period end, if any, are listed after each Fund’s Schedule of Investments.
Repurchase Agreements: Certain Funds enter into repurchase agreements. In a repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time.
Under the terms of a master repurchase agreement, the underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements. Investments in repurchase agreements are reflected as assets on the
Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund may seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements outstanding at period end are included within each Fund’s Schedule of Investments.

Notes to Financial Statements
AQR Funds | Annual Report | December 2022
December 31, 2022
Reverse Repurchase Agreements: Certain Funds enter into reverse repurchase agreements under the terms of a master repurchase agreement.
A Fund sells a security that it holds to a counterparty with a contemporaneous agreement to repurchase the same security at an agreed-upon price and date. Reverse repurchase agreements are accounted for as secured borrowings and are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made on reverse repurchase agreements are recorded as a component of interest expense on the Statements of
Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund monitors collateral market value for the reverse repurchase agreement, including accrued interest, throughout the lives of the agreements, and when necessary, delivers or receives cash or securities in order to manage credit exposure and liquidity. If the counterparty defaults or enters insolvency proceeding, realization or return of the collateral to the Fund may be delayed or limited. Reverse repurchase agreements outstanding at period end, if any, including the underlying debt obligation (collateral) assigned to each agreement, are listed after each Fund’s Schedule of Investments.
Master Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions, and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different
Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates.
As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to (i) close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty, (ii) exit transactions through means other than sale, such as through a negotiated agreement with the Funds’ counterparty, a transfer to another party, or close out of the position through execution of an offsetting transaction.
Master Repurchase Agreements govern repurchase, or reverse repurchase transactions, relating to government bonds between certain Funds and select counterparties. Master Repurchase Agreements maintain provisions for initiation, income payments, events of default, and maintenance of collateral.
Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity options or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.
Customer Account Agreements govern cleared derivatives transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which are referred to as the initial margin. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded as Deposits with brokers for centrally cleared swaps and Deposits with brokers for futures contracts on the Statements of Assets and Liabilities.
For exchange-traded futures or centrally cleared swaps, initial margin is posted, and daily changes in fair value are recorded as a payable or receivable on the Statements of Assets and Liabilities as Variation margin on centrally cleared swaps and Variation margin on futures contracts. Variation margin is determined separately for exchange-traded futures and centrally cleared swaps and cannot be netted.
International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination.
Events of termination include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity. Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of Investments in securities, at value (securities) or in Due from brokers (cash).
Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure net of existing collateral already in place governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government, money market funds and other securities as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.
Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged, are presented in the Fund’s Schedule of Investments. Segregation of a Fund’s collateral in the custodian account helps mitigate counterparty risk. Collateral received is reflected as a liability within Due to brokers in the Statements of Assets and Liabilities. As governed by the relevant Master
Agreements, interest expense may be incurred if a counterparty charges the Fund interest on collateral posted directly to a Fund’s custodian account.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities subject to master netting agreements on the
Statements of Assets and Liabilities.

Notes to Financial Statements
AQR Funds | Annual Report | December 2022
December 31, 2022
5. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Net Asset Value (“NAV”) of the Funds’ shares are valued as of the close of regular trading on the New York Stock
Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within each Fund is computed by dividing the total current value of the assets of such Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Funds’ Board of Trustees (the “Board”).
Effective September 8, 2022, and in accordance with Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Valuation Designee for the Funds to perform fair value determinations. The Valuation Designee has established a Valuation Committee to assist with oversight and monitoring of the valuation of the Funds’ investments. This includes administering, implementing and overseeing the continual appropriateness of valuation approaches applied and the determination of adjustments to the fair valuation of portfolio securities and other financial derivative instruments in good faith after consideration of market factor changes and events affecting issuers.
Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from pricing services or established market makers. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, securities or financial derivatives are valued at fair value, as determined in good faith by the Valuation Committee in accordance with the valuation procedures approved by the Funds’ Board. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had an active ready market for the investments existed. These differences could be material.
Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized into three broad levels as follows:
Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.
Equity securities, including securities sold short, rights, exchange options, warrants, Exchange-Traded Funds (“ETFs”) and closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market, or composite in which each security trades and are therefore classified Level 1. Investments in mutual funds are valued daily at their NAVs which are also classified as Level 1.
An equity for which no sales are reported, as in the case of a security that is traded in the over-the-counter market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the ask price) and is therefore classified Level 2. In addition, equities traded outside of the Western
Hemisphere, or in foreign markets that close at 4:00 p.m. Eastern time where the market is closed due to a holiday, are classified Level 2 because they are fair valued daily based on the application of a fair value factor (unless the Adviser determines that use of another valuation methodology is appropriate). The Funds apply daily fair value factors, furnished by an independent pricing service, to account for the market movement between the close of the foreign market and the close of the NYSE. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, American Depositary Receipts, futures contracts and exchange rates in other markets in determining fair value as of the time a Fund calculates its net asset value.

Notes to Financial Statements
AQR Funds | Annual Report | December 2022
December 31, 2022
Fixed income securities (other than certain short-term investments maturing in 60 days or less) and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs and are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-
grade corporate bonds, and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are generally based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in
60 days or less are generally valued at amortized cost, which approximates fair value. These investments are categorized as Level 2 within the fair value hierarchy.
Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach generally is based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.
The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.
Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange that constitutes the principal market. For option contracts, if no sales occurred on such date, the contracts will be valued at the mid price on such exchange at the close of business on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on a daily basis using quotations provided by an independent pricing service.
OTC derivatives, including forward contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.
The value of each total return swap contract and total return basket swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii)
the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable.
The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.
Credit default swap contracts and interest rate swap contracts are marked to market daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract.
Generally, a valuation model is used consistently for similar derivative types. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs typically may include market prices for reference securities, yield curves, credit spreads, measures of volatility, prepayment rates and implied correlations of such inputs which are obtained from outside brokers and/or pricing services when available. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also may include other unobservable inputs which may be considered significant to the fair value determination.

Notes to Financial Statements
AQR Funds | Annual Report | December 2022
December 31, 2022
The Funds value the repurchase agreements and reverse repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral), and reverse repurchase agreements are carried at the amount of cash received plus accrued interest payable (or interest receivable in periods of increased demand for collateral).These investments are categorized as Level 2 within the fair value hierarchy.
Quantitative Information
The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments:
AQR ALTERNATIVE RISK PREMIA FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 145,785,733 $ 114,078,562 $ – $ 259,864,295
Short-Term Investments ........................... 83,726,868 31,703,508 – 115,430,376
Futures Contracts* ............................... 4,987,879 – – 4,987,879
Forward Foreign Currency Exchange Contracts* ........ – 2,217,140 – 2,217,140
Interest Rate Swap Contracts* ...................... – 4,119,502 – 4,119,502
Total Return Swaps Contracts* ...................... – 216,675 – 216,675
Total Assets $ 234,500,480 $ 152,335,387 $ – $ 386,835,867
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (133,167,934) $ (101,941,321) $ – $ (235,109,255)
Warrants (Sold Short)
†
............................ (9,811) – – (9,811)
Futures Contracts* ............................... (5,446,637) – – (5,446,637)
Forward Foreign Currency Exchange Contracts* ........ – (3,176,862) – (3,176,862)
Interest Rate Swap Contracts* ...................... – (3,423,897) – (3,423,897)
Total Return Swaps Contracts* ...................... – (187,811) – (187,811)
Total Liabilities $ (138,624,382) $ (108,729,891) $ – $ (247,354,273)
AQR DIVERSIFIED ARBITRAGE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 232,569,297 $ 64,745,060 $ 282,452 $ 297,596,809
Corporate Bonds ................................ – 4,820,032 145,210 4,965,242
Convertible Bonds ............................... – 343,632,636 – 343,632,636
Closed End Funds ............................... 47,593,632 – – 47,593,632
Rights ........................................ 127,665 126,430 313,872 567,967
Securities in Litigation ............................ – – –
(a)
–
(a)
Warrants ...................................... 1,536,259 524,283 84,894 2,145,436
Units ......................................... 10 391,864 – 391,874
Short-Term Investments ........................... 526,614,160 354,636,006 – 881,250,166
Futures Contracts* ............................... 643,908 – – 643,908
Forward Foreign Currency Exchange Contracts* ........ – 698,123 – 698,123
Total Return Basket Swaps Contracts* ................ – 916,463 – 916,463
Total Assets $ 809,084,931 $ 770,490,897 $ 826,428 $ 1,580,402,256
LIABILITIES
Common Stocks (Sold Short) ...................... $ (78,373,350) $ (12,383,236) $ –
(a)
$ (90,756,586)
Convertible Bonds (Sold Short) ..................... – (8,257,805) – (8,257,805)
Futures Contracts* ............................... (204,890) – – (204,890)
Forward Foreign Currency Exchange Contracts* ........ – (38,560) – (38,560)
Credit Default Swap Contracts* ..................... – (859,978) – (859,978)
Total Return Basket Swaps Contracts* ................ – (66,604,510) – (66,604,510)
Total Liabilities $ (78,578,240) $ (88,144,089) $ –
(a)
$ (166,722,329)
AQR DIVERSIFYING STRATEGIES FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Investment Companies ........................... $ 184,759,142 $ – $ – $ 184,759,142
Short-Term Investments ........................... 3,590,620 – – 3,590,620
Total Assets $ 188,349,762 $ – $ – $ 188,349,762

Notes to Financial Statements
AQR Funds | Annual Report | December 2022
December 31, 2022
AQR EQUITY MARKET NEUTRAL FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ – $ 8,774,745 $ – $ 8,774,745
Short-Term Investments ........................... 91,683,534 80,386,082 – 172,069,616
Forward Foreign Currency Exchange Contracts* ........ – 17,614 – 17,614
Total Return Basket Swaps Contracts* ................ – 3,248,399 – 3,248,399
Total Assets $ 91,683,534 $ 92,426,840 $ – $ 184,110,374
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ – $ (7,102,750) $ – $ (7,102,750)
Forward Foreign Currency Exchange Contracts* ........ – (31,624) – (31,624)
Total Liabilities $ – $ (7,134,374) $ – $ (7,134,374)
AQR LONG-SHORT EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 159,302,446 $ 335,630,009 $ – $ 494,932,455
Futures Contracts* ............................... 1,986 – – 1,986
Forward Foreign Currency Exchange Contracts* ........ – 1,908,627 – 1,908,627
Total Return Basket Swaps Contracts* ................ – 13,869,930 – 13,869,930
Total Return Swaps Contracts* ...................... – 15,975 – 15,975
Total Assets $ 159,304,432 $ 351,424,541 $ – $ 510,728,973
LIABILITIES
Futures Contracts* ............................... $ (4,924,250) $ – $ – $ (4,924,250)
Forward Foreign Currency Exchange Contracts* ........ – (162,513) – (162,513)
Total Return Basket Swaps Contracts* ................ – (1,051) – (1,051)
Total Return Swaps Contracts* ...................... – (793,227) – (793,227)
Total Liabilities $ (4,924,250) $ (956,791) $ – $ (5,881,041)
AQR MACRO OPPORTUNITIES FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 6,669,784 $ 3,244,787 $ – $ 9,914,571
Short-Term Investments ........................... 76,632,918 60,957,068 – 137,589,986
Futures Contracts* ............................... 13,467,267 – – 13,467,267
Forward Foreign Currency Exchange Contracts* ........ – 7,280,660 – 7,280,660
Interest Rate Swap Contracts* ...................... – 15,151,228 – 15,151,228
Credit Default Swap Contracts* ..................... – 38,833 – 38,833
Total Return Swaps Contracts* ...................... – 222,953 – 222,953
Total Assets $ 96,769,969 $ 86,895,529 $ – $ 183,665,498
LIABILITIES
Futures Contracts* ............................... $ (11,008,747) $ – $ – $ (11,008,747)
Forward Foreign Currency Exchange Contracts* ........ – (6,297,661) – (6,297,661)
Interest Rate Swap Contracts* ...................... – (10,909,883) – (10,909,883)
Credit Default Swap Contracts* ..................... – (19,490) – (19,490)
Total Return Swaps Contracts* ...................... – (147,360) – (147,360)
Total Liabilities $ (11,008,747) $ (17,374,394) $ – $ (28,383,141)
AQR MANAGED FUTURES STRATEGY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 354,161,349 $ 1,106,707,884 $ – $ 1,460,869,233
Futures Contracts* ............................... 66,975,192 – – 66,975,192
Forward Foreign Currency Exchange Contracts* ........ – 22,962,372 – 22,962,372
Interest Rate Swap Contracts* ...................... – 51,219,779 – 51,219,779
Credit Default Swap Contracts* ..................... – 62,361 – 62,361
Total Return Basket Swaps Contracts* ................ – 9,324,561 – 9,324,561
Total Return Swaps Contracts* ...................... – 910,390 – 910,390
Total Assets $ 421,136,541 $ 1,191,187,347 $ – $ 1,612,323,888

Notes to Financial Statements
AQR Funds | Annual Report | December 2022
December 31, 2022
AQR MANAGED FUTURES STRATEGY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
LIABILITIES
Futures Contracts* ............................... $ (20,055,823) $ – $ – $ (20,055,823)
Forward Foreign Currency Exchange Contracts* ........ – (42,950,401) – (42,950,401)
Interest Rate Swap Contracts* ...................... – (43,838,404) – (43,838,404)
Credit Default Swap Contracts* ..................... – (52,277) – (52,277)
Total Return Basket Swaps Contracts* ................ – (1,350,046) – (1,350,046)
Total Return Swaps Contracts* ...................... – (529,830) – (529,830)
Total Liabilities $ (20,055,823) $ (88,720,958) $ – $ (108,776,781)
AQR MANAGED FUTURES STRATEGY HV FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 43,429,540 $ 119,590,637 $ – $ 163,020,177
Futures Contracts* ............................... 10,318,452 – – 10,318,452
Forward Foreign Currency Exchange Contracts* ........ – 3,950,983 – 3,950,983
Interest Rate Swap Contracts* ...................... – 8,120,520 – 8,120,520
Credit Default Swap Contracts* ..................... – 7,397 – 7,397
Total Return Basket Swaps Contracts* ................ – 1,516,857 – 1,516,857
Total Return Swaps Contracts* ...................... – 147,656 – 147,656
Total Assets $ 53,747,992 $ 133,334,050 $ – $ 187,082,042
LIABILITIES
Futures Contracts* ............................... $ (3,405,485) $ – $ – $ (3,405,485)
Forward Foreign Currency Exchange Contracts* ........ – (7,160,879) – (7,160,879)
Interest Rate Swap Contracts* ...................... – (7,338,846) – (7,338,846)
Credit Default Swap Contracts* ..................... – (10,232) – (10,232)
Total Return Basket Swaps Contracts* ................ – (116,858) – (116,858)
Total Return Swaps Contracts* ...................... – (66,244) – (66,244)
Total Liabilities $ (3,405,485) $ (14,693,059) $ – $ (18,098,544)
AQR MULTI-ASSET FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 53,012,553 $ 24,684,693 $ –
(a)
$ 77,697,246
Foreign Government Securities ..................... – 8,808,425 – 8,808,425
U.S. Treasury Obligations ......................... – 9,721,668 – 9,721,668
Short-Term Investments ........................... 30,406,955 24,671,790 – 55,078,745
Futures Contracts* ............................... 4,388,306 – – 4,388,306
Forward Foreign Currency Exchange Contracts* ........ – 2,075,042 – 2,075,042
Total Return Swaps Contracts* ...................... – 73,040 – 73,040
Total Assets $ 87,807,814 $ 70,034,658 $ –
(a)
$ 157,842,472
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (10,409,278) $ (6,991,281) $ – $ (17,400,559)
Futures Contracts* ............................... (5,247,137) – – (5,247,137)
Forward Foreign Currency Exchange Contracts* ........ – (2,515,161) – (2,515,161)
Total Liabilities $ (15,656,415) $ (9,506,442) $ – $ (25,162,857)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 222,417,600 $ 186,515,533 $ – $ 408,933,133
Futures Contracts* ............................... 54,143,350 – – 54,143,350
Total Assets $ 276,560,950 $ 186,515,533 $ – $ 463,076,483
LIABILITIES
Futures Contracts* ............................... $ (28,666,790) $ – $ – $ (28,666,790)
Total Liabilities $ (28,666,790) $ – $ – $ (28,666,790)

Notes to Financial Statements
AQR Funds | Annual Report | December 2022
December 31, 2022
Transfers to Level 3 or from Level 3 are generally due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.
The fair values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
AQR STYLE PREMIA ALTERNATIVE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ – $ 40,424,214 $ – $ 40,424,214
Short-Term Investments ........................... 295,506,201 399,525,827 – 695,032,028
Futures Contracts* ............................... 31,348,021 – – 31,348,021
Forward Foreign Currency Exchange Contracts* ........ – 15,578,056 – 15,578,056
Interest Rate Swap Contracts* ...................... – 34,116,422 – 34,116,422
Total Return Basket Swaps Contracts* ................ – 22,424,664 – 22,424,664
Total Return Swaps Contracts* ...................... – 1,625,985 – 1,625,985
Total Assets $ 326,854,222 $ 513,695,168 $ – $ 840,549,390
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (434,167) $ (39,568,624) $ (2) $ (40,002,793)
Futures Contracts* ............................... (43,797,979) – – (43,797,979)
Forward Foreign Currency Exchange Contracts* ........ – (19,224,005) – (19,224,005)
Interest Rate Swap Contracts* ...................... – (29,683,155) – (29,683,155)
Total Return Basket Swaps Contracts* ................ – (2,375,395) – (2,375,395)
Total Return Swaps Contracts* ...................... – (1,397,603) – (1,397,603)
Total Liabilities $ (44,232,146) $ (92,248,782) $ (2) $ (136,480,930)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON
AWARE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 7,517,709 $ 7,285,726 $ – $ 14,803,435
Forward Foreign Currency Exchange Contracts* ........ – 85,476 – 85,476
Total Return Basket Swaps Contracts* ................ – 546,299 – 546,299
Total Assets $ 7,517,709 $ 7,917,501 $ – $ 15,435,210
LIABILITIES
Forward Foreign Currency Exchange Contracts* ........ $ – $ (7,303) $ – $ (7,303)
Total Return Basket Swaps Contracts* ................ – (79,119) – (79,119)
Total Liabilities $ – $ (86,422) $ – $ (86,422)
*
Derivative instruments, including futures, total return swap, total return basket swap and forward foreign currency exchange contracts, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments. Credit default swaps and interest rate swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and cleared derivatives.
† Please refer to the Schedule of Investments to view securities segregated by country.
(a) Security has zero value.

Notes to Financial Statements
AQR Funds | Annual Report | December 2022
December 31, 2022
6. Federal Income Tax Matters
At December 31, 2022, the cost and aggregate gross unrealized appreciation (depreciation) of long security positions, short security positions and derivative instruments for federal income tax purposes were as follows:
The differences between book-basis and tax-basis cost of investments was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g. wash sale loss deferrals and passive foreign investment company ("PFIC") transactions.
As of December 31, 2022, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:
FUND
COST OF
INVESTMENTS
GROSS
UNREALIZED
APPRECIATION
GROSS
UNREALIZED
DEPRECIATION
NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
AQR Alternative Risk Premia Fund .......................... $ 58,919,146 $ 100,847,750 $ (20,285,302) $ 80,562,448
AQR Diversified Arbitrage Fund ............................. 1,508,980,894 31,121,074 (126,422,041) (95,300,967)
AQR Diversifying Strategies Fund ........................... 192,846,840 341,194 (4,838,272) (4,497,078)
AQR Equity Market Neutral Fund ........................... 176,131,779 1,130,082 (285,861) 844,221
AQR Long-Short Equity Fund .............................. 505,470,921 1,034,284 (1,657,273) (622,989)
AQR Macro Opportunities Fund ............................. 151,614,232 26,925,393 (23,257,268) 3,668,125
AQR Managed Futures Strategy Fund ........................ 1,489,752,055 91,864,926 (78,069,874) 13,795,052
AQR Managed Futures Strategy HV Fund ..................... 167,032,892 13,892,530 (11,941,924) 1,950,606
AQR Multi-Asset Fund ................................... 130,087,688 13,958,457 (11,366,530) 2,591,927
AQR Risk-Balanced Commodities Strategy Fund ................ 414,719,399 48,451,656 (28,761,362) 19,690,294
AQR Style Premia Alternative Fund .......................... 704,372,438 73,854,399 (74,158,377) (303,978)
AQR Sustainable Long-Short Equity Carbon Aware Fund .......... 15,331,317 103,893 (86,422) 17,471
FUND
UNDISTRIBUTED
ORDINARY
INCOME
UNDISTRIBUTED
LONG-TERM
CAPITAL GAIN
UNREALIZED
APPRECIATION
(DEPRECIATION)
(a)
LOSS
CARRYFORWARDS
AND DEFERRALS
(b)
OTHER
TEMPORARY
DIFFERENCES
(c)
TOTAL
ACCUMULATED
EARNINGS
(LOSS)
AQR Alternative Risk Premia
Fund ................. $ — $ — $ 80,590,039 $ (112,283,894) $ (1,022,534) $ (32,716,389)
AQR Diversified Arbitrage Fund — — (95,308,004) (77,005,886) (68,195) (172,382,085)
AQR Diversifying Strategies
Fund ................. — 487,686 (4,497,077) — — (4,009,391)
AQR Equity Market Neutral
Fund ................. 17,676,009 — 844,187 (1,003,970) (6,816) 17,509,410
AQR Long-Short Equity Fund 68,381,323 — (363,030) (30,962,972) — 37,055,321
AQR Macro Opportunities Fund — — 3,740,744 (1,794,579) (100,963) 1,845,202
AQR Managed Futures
Strategy Fund .......... 13,894,882 — 13,456,603 (958,096,376) (11,167,008) (941,911,899)
AQR Managed Futures
Strategy HV Fund ....... 1,060,733 — 1,927,567 (95,083,417) (1,661,694) (93,756,811)
AQR Multi-Asset Fund ..... 4,730 — 2,607,542 (9,846,945) (192,359) (7,427,032)
AQR Risk-Balanced
Commodities Strategy Fund 461,728 18,247 19,690,319 — 1,431,350 21,601,644
AQR Style Premia Alternative
Fund ................. 89,334,136 — (7,958) (444,282,352) (7,339,567) (362,295,741)
AQR Sustainable Long-Short
Equity Carbon Aware Fund 1,191,751 — 19,655 (356,769) — 854,637
(a)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
(b)
The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.
(c)
Other temporary differences represent book-to-tax basis differences related to straddle loss deferrals and Cayman subsidiary income.

Notes to Financial Statements
AQR Funds | Annual Report | December 2022
December 31, 2022
As of December 31, 2022, the effect of permanent book/tax reclassifications resulted in increase (decrease) to the components of net assets as follows:
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to the difference in tax treatment of certain non-deductible expenses, net operating losses, and income from investments in the Cayman subsidiary. The result of operations and net assets were not affected by the reclassifications.
The tax character of distributions paid during the fiscal years ended December 31, 2022 and December 31, 2021 were as follows:
During the year ended December 31, 2022, the Funds utilized capital loss carryforwards in the amounts listed below:
FUND
TOTAL
DISTRIBUTABLE
EARNINGS (LOSS) PAID-IN CAPITAL
AQR Alternative Risk Premia Fund ................................................. $ 466,738 $ (466,738)
AQR Diversified Arbitrage Fund .................................................... 13,592,100 (13,592,100)
AQR Diversifying Strategies Fund .................................................. (55,070) 55,070
AQR Equity Market Neutral Fund .................................................. 12,636 (12,636)
AQR Long-Short Equity Fund ..................................................... 8,427 (8,427)
AQR Macro Opportunities Fund .................................................... (525,151) 525,151
AQR Managed Futures Strategy Fund ............................................... 33,742 (33,742)
AQR Managed Futures Strategy HV Fund ............................................ (2,299,088) 2,299,088
AQR Multi-Asset Fund .......................................................... (32,307) 32,307
AQR Risk-Balanced Commodities Strategy Fund ....................................... 20,621 (20,621)
AQR Style Premia Alternative Fund ................................................. 101,568 (101,568)
AQR Sustainable Long-Short Equity Carbon Aware Fund ................................. 54 (54)
DECEMBER 31, 2022 DECEMBER 31, 2021
FUND
ORDINARY
INCOME
LONG-TERM
CAPITAL
GAINS
ORDINARY
INCOME
LONG-TERM
CAPITAL
GAINS
AQR Alternative Risk Premia Fund .................................. $ — $ — $ 4,490,475 $ —
AQR Diversified Arbitrage Fund ..................................... 1,486,446 — 8,606,271 —
AQR Diversifying Strategies Fund ................................... 13,686,935 92,816 1,409,950 364,045
AQR Equity Market Neutral Fund ................................... 9,776,339 — — 754,017
AQR Long-Short Equity Fund ...................................... 62,742,042 9,150,937 — —
AQR Macro Opportunities Fund ..................................... 7,011,680 4,113,968 419,322 —
AQR Managed Futures Strategy Fund ................................ 183,718,060 — 71,150,197 —
AQR Managed Futures Strategy HV Fund ............................. 14,001,651 — 6,419,490 —
AQR Multi-Asset Fund ........................................... 9,276,620 — 7,868,049 —
AQR Risk-Balanced Commodities Strategy Fund ........................ 39,758,150 — 40,513,782 —
AQR Style Premia Alternative Fund .................................. 163,677,982 — 76,770,429 —
AQR Sustainable Long-Short Equity Carbon Aware Fund .................. 517,684 5,180 — —
FUND SHORT-TERM LONG-TERM
AQR Alternative Risk Premia Fund ......................................................... $ 7,268,409 $ –
AQR Diversified Arbitrage Fund ............................................................ – 77,097,426
AQR Macro Opportunities Fund ............................................................ – 629,248
AQR Managed Futures Strategy Fund ....................................................... 72,560,634 117,289,286
AQR Managed Futures Strategy HV Fund .................................................... 5,460,517 11,051,588
AQR Risk-Balanced Commodities Strategy Fund ............................................... 68 –
AQR Style Premia Alternative Fund ......................................................... 11,820,409 41,587,126

Notes to Financial Statements
AQR Funds | Annual Report | December 2022
December 31, 2022
As of December 31, 2022, for federal income tax purposes, the following Funds have capital loss carryforwards, with no expiration, available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
7. Investment Transactions
During the year ended December 31, 2022, the cost of purchases and the proceeds from sales of investments (excluding swap contracts, forward foreign currency exchange contracts, futures contracts and short-term investments) were as follows:
During the year ended December 31, 2022, the Funds had purchases and sales of long-term U.S. Government obligations, which are included in the table above, as follows:
8. Derivative Instruments and Activities
The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities. All derivative instruments held by the Funds were subject to a master netting agreement or similar arrangement.
The following table lists the fair value of derivative instruments held by the Funds, by primary underlying risk and contract type, as included in the
Statements of Assets and Liabilities at December 31, 2022:
FUND SHORT-TERM LONG TERM
AQR Alternative Risk Premia Fund ................................................. $ 112,283,894 $ —
AQR Diversified Arbitrage Fund .................................................... — 77,005,886
AQR Equity Market Neutral Fund .................................................. 629,515 374,455
AQR Long-Short Equity Fund ..................................................... 13,591,078 17,371,894
AQR Managed Futures Strategy Fund ............................................... 459,556,408 498,539,968
AQR Managed Futures Strategy HV Fund ............................................ 48,664,672 46,418,745
AQR Multi-Asset Fund .......................................................... 2,647,136 7,199,809
AQR Style Premia Alternative Fund ................................................. 444,282,352 —
AQR Sustainable Long-Short Equity Carbon Aware Fund
*
................................ 144,125 212,644
*
Capital loss carryforwards are reduced for limitations to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
FUND PURCHASES SALES
SECURITIES
SOLD SHORT
COVERS ON
SECURITIES
SOLD SHORT
AQR Alternative Risk Premia Fund .......................... $ 254,576,044 $ 113,498,472 $ 294,000,907 $ 149,417,927
AQR Diversified Arbitrage Fund ............................. 1,004,456,733 789,725,822 303,007,282 255,767,442
AQR Diversifying Strategies Fund ........................... 208,314,494 51,112,882 — —
AQR Equity Market Neutral Fund ........................... 14,548,697 7,861,239 10,749,285 5,394,669
AQR Macro Opportunities Fund ............................. 47,332,075 37,361,751 — —
AQR Multi-Asset Fund ................................... 155,570,338 151,190,850 40,022,055 34,249,411
AQR Style Premia Alternative Fund .......................... 44,981,859 29,688,459 37,017,573 18,494,291
FUND PURCHASES SALES
AQR Macro Opportunities Fund ............................................................ $ 33,416,522 $ 33,257,140
AQR Multi-Asset Fund .................................................................. 27,659,135 34,604,297
AQR
ALTERNATIVE
RISK PREMIA
FUND
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR EQUITY
MARKET
NEUTRAL FUND
Equity Risk Exposure: 3,730,925 23,005,576 3,248,399
Unrealized Appreciation on Futures Contracts
*
.................................. $ 1,732,800 $ 75,179 $ –
Swaps at Value (Assets)
**
................................................. 216,675 1,073,232 3,248,399
Unrealized Depreciation on Futures Contracts
*
................................. (1,593,637) (488) –
Swaps at Value (Liabilities)
**
............................................... (187,811) (21,856,677) –

Notes to Financial Statements
AQR Funds | Annual Report | December 2022
December 31, 2022
AQR
ALTERNATIVE
RISK PREMIA
FUND
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR EQUITY
MARKET
NEUTRAL FUND
3,730,925 23,005,576 3,248,399
Foreign Exchange Rate Risk Exposure: 5,394,002 736,683 49,238
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts ............ 2,217,140 698,123 17,614
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts ........... (3,176,862) (38,560) (31,624)
5,394,002 736,683 49,238
Interest Rate Risk Exposure: 12,280,829 45,677,733 –
Unrealized Appreciation on Futures Contracts
*
.................................. 2,136,944 568,729 –
Swaps at Value (Assets)
**
................................................. 4,119,502 – –
Unrealized Depreciation on Futures Contracts
*
................................. (2,600,488) (204,402) –
Swaps at Value (Liabilities)
**
............................................... (3,423,897) (44,904,602) –
12,280,829 45,677,733 –
Credit Risk Exposure: – 859,979 –
Swaps at Value (Liabilities)
**
............................................... – (859,978) –
– 859,979 –
Commodity Risk Exposure: 2,370,648 – –
Unrealized Appreciation on Futures Contracts
*
.................................. 1,118,135 – –
Unrealized Depreciation on Futures Contracts
*
................................. (1,252,512) – –
2,370,648 – –
Net Fair Value of Derivative Contracts: (2,112,491) (131,997,471) 3,220,379
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...................... (458,758) 439,018 –
Swaps at Value
**
........................................................ 724,469 (66,548,025) 3,248,399
Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts (959,722) 659,563 (14,010)
2,112,491 131,997,471 3,220,379
AQR LONG-
SHORT EQUITY
FUND
AQR MACRO
OPPORTUNITIES
FUND
AQR MANAGED
FUTURES
STRATEGY FUND
AQR MANAGED
FUTURES
STRATEGY HV
FUND
Equity Risk Exposure: 19,606,420 7,637,421 19,918,220 3,105,396
Unrealized Appreciation on Futures Contracts
*
.................. $ 1,986 $ 4,590,743 $ 7,718,589 $ 1,247,599
Swaps at Value (Assets)
**
................................. 13,885,905 222,953 10,234,951 1,664,513
Unrealized Depreciation on Futures Contracts
*
................. (4,924,250) (2,676,360) (84,807) (10,182)
Swaps at Value (Liabilities)
**
............................... (794,278) (147,360) (1,879,876) (183,102)
19,606,420 7,637,421 19,918,220 3,105,396
Foreign Exchange Rate Risk Exposure: 2,071,140 13,578,321 65,912,773 11,111,862
Unrealized Appreciation on Forward Foreign Currency Exchange
Contracts ............................................. 1,908,627 7,280,660 22,962,372 3,950,983
Unrealized Depreciation on Forward Foreign Currency Exchange
Contracts ............................................. (162,513) (6,297,661) (42,950,401) (7,160,879)
2,071,140 13,578,321 65,912,773 11,111,862
Interest Rate Risk Exposure: – 32,288,375 133,998,160 21,077,985
Unrealized Appreciation on Futures Contracts
*
.................. – 3,754,069 38,691,759 5,567,230
Swaps at Value (Assets)
**
................................. – 15,151,228 51,219,779 8,120,520
Unrealized Depreciation on Futures Contracts
*
................. – (2,473,202) (248,225) (51,382)
Swaps at Value (Liabilities)
**
............................... – (10,909,883) (43,838,404) (7,338,846)
– 32,288,375 133,998,160 21,077,985
Credit Risk Exposure: – 58,323 114,638 17,631
Swaps at Value (Assets)
**
................................. – 38,833 62,361 7,397
Swaps at Value (Liabilities)
**
............................... – (19,490) (52,277) (10,232)
– 58,323 114,638 17,631
Commodity Risk Exposure: – 10,981,637 40,287,638 6,847,543
Unrealized Appreciation on Futures Contracts
*
.................. – 5,122,455 20,564,844 3,503,623
Unrealized Depreciation on Futures Contracts
*
................. – (5,859,185) (19,722,791) (3,343,921)
– 10,981,637 40,287,638 6,847,543
Net Fair Value of Derivative Contracts: 4,993,212 7,777,800 22,689,844 2,753,421
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...... (4,922,264) 2,458,520 46,919,369 6,912,967
Swaps at Value
**
........................................ 13,091,627 4,336,281 15,746,534 2,260,250
Unrealized Appreciation (Depreciation) on Forward Foreign Currency
Exchange Contracts ..................................... 1,746,114 982,999 (19,988,029) (3,209,896)
4,993,212 7,777,800 22,689,844 2,753,421

Notes to Financial Statements
AQR Funds | Annual Report | December 2022
December 31, 2022
AQR MULTI-
ASSET FUND
AQR RISK-
BALANCED
COMMODITIES
STRATEGY FUND
AQR STYLE
PREMIA
ALTERNATIVE
FUND
AQR
SUSTAINABLE
LONG-SHORT
EQUITY CARBON
AWARE FUND
Equity Risk Exposure: 2,588,002 – 54,079,150 625,418
Unrealized Appreciation on Futures Contracts
*
.................. $ 1,635,860 $ – $ 12,618,033 $ –
Swaps at Value (Assets)
**
................................. 73,040 – 24,041,613 546,299
Unrealized Depreciation on Futures Contracts
*
................. (879,101) – (13,646,509) –
Swaps at Value (Liabilities)
**
............................... – – (3,772,998) (79,119)
2,588,002 – 54,079,150 625,418
Foreign Exchange Rate Risk Exposure: 4,590,203 – 34,802,061 92,779
Unrealized Appreciation on Forward Foreign Currency Exchange
Contracts ............................................. 2,075,042 – 15,578,056 85,476
Unrealized Depreciation on Forward Foreign Currency Exchange
Contracts ............................................. (2,515,161) – (19,224,005) (7,303)
4,590,203 – 34,802,061 92,779
Interest Rate Risk Exposure: 3,784,352 – 95,796,518 –
Unrealized Appreciation on Futures Contracts
*
.................. 596,358 – 10,826,152 –
Swaps at Value (Assets)
**
................................. – – 34,125,458 –
Unrealized Depreciation on Futures Contracts
*
................. (3,187,995) – (21,161,752) –
Swaps at Value (Liabilities)
**
............................... – – (29,683,155) –
3,784,352 – 95,796,518 –
Commodity Risk Exposure: 3,336,128 82,810,140 16,893,554 –
Unrealized Appreciation on Futures Contracts
*
.................. 2,156,088 54,143,350 7,903,836 –
Unrealized Depreciation on Futures Contracts
*
................. (1,180,041) (28,666,790) (8,989,718) –
3,336,128 82,810,140 16,893,554 –
Net Fair Value of Derivative Contracts: (2,524,858) 25,476,560 (7,480,896) 545,353
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...... (858,831) 25,476,560 (12,449,958) –
Swaps at Value
**
........................................ 73,040 – 24,710,918 467,180
Unrealized Appreciation (Depreciation) on Forward Foreign Currency
Exchange Contracts ..................................... (440,119) – (3,645,949) 78,173
2,524,858 25,476,560 7,480,896 545,353
* Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
** Includes the fair value of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities .

Notes to Financial Statements
AQR Funds | Annual Report | December 2022
December 31, 2022
The following table indicates the effect of derivative instruments, by primary underlying risk exposure and contract type, on the Statements of Operations for the year ended December 31, 2022:
*
AQR
ALTERNATIVE
RISK PREMIA
FUND
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR EQUITY
MARKET
NEUTRAL FUND
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations
Equity Risk Exposure: 1,734,539 55,589,398 18,136,295
Futures Contracts ....................................................... $ 4,703,729 $ 7,214,369 $ (844,375)
Swap Contracts ........................................................ (2,969,190) 48,374,928 18,980,669
Written Options ......................................................... – 100 –
1,734,538.91 55,589,398.31 18,136,294.72
Foreign Exchange Rate Risk Exposure: (939,761) 2,452,902 (4,796)
Forward Foreign Currency Exchange Contracts ................................. (939,761) 2,452,902 (4,796)
(939,761) 2,452,902 (4,796)
Interest Rate Risk Exposure: 7,230,939 13,775,743 –
Futures Contracts ....................................................... 6,178,811 (5,380,431) –
Swap Contracts ........................................................ 1,052,128 19,156,174 –
7,230,938.99 13,775,742.59 –
Credit Risk Exposure: – 2,489,295 –
Swap Contracts ........................................................ – 2,489,295 –
– 2,489,295.06 –
Commodity Risk Exposure: 5,188,941 – –
Futures Contracts ....................................................... 5,195,673 – –
Swap Contracts ........................................................ (6,732) – –
5,188,940.65 – –
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations
Equity Risk Exposure: (112,334) (25,842,254) 2,610,038
Futures Contracts ....................................................... 166,635 399,283 (107,319)
Swap Contracts ........................................................ (278,964) (26,241,537) 2,717,357
112,334 25,842,254 2,610,038
Foreign Exchange Rate Risk Exposure: 914,972 772,659 13,466
Forward Foreign Currency Exchange Contracts ................................. (914,972) 772,659 (13,466)
914,972 772,659 13,466
Interest Rate Risk Exposure: 1,553,445 64,781,166 –
Futures Contracts ....................................................... (1,125,580) 1,021,828 –
Swap Contracts ........................................................ (427,863) (65,802,994) –
1,553,445 64,781,166 –
Credit Risk Exposure: – 5,261,075 –
Swap Contracts ........................................................ – (5,261,074) –
– 5,261,075 –
Commodity Risk Exposure: 330,465 – –
Futures Contracts ....................................................... (330,465) – –
330,465 – –
*
AQR LONG-
SHORT EQUITY
FUND
AQR MACRO
OPPORTUNITIES
FUND
AQR MANAGED
FUTURES
STRATEGY FUND
AQR MANAGED
FUTURES
STRATEGY HV
FUND
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations
Equity Risk Exposure: 56,103,741 (189,117) 24,626,542 (2,622,452)
Futures Contracts ....................................... $ (15,827,760) $ 864,019 $ (18,711,880) $ (5,210,219)
Swap Contracts ........................................ 71,931,502 (1,053,136) 43,338,422 2,587,766
56,103,741.42 (189,116.67) 24,626,541.68 (2,622,452.22)
Foreign Exchange Rate Risk Exposure: (7,444,922) (2,202,642) 23,966,172 2,551,345
Forward Foreign Currency Exchange Contracts ................. (7,444,922) (2,202,642) 23,966,172 2,551,345
(7,444,922) (2,202,642) 23,966,172 2,551,345
Interest Rate Risk Exposure: – 7,564,258 220,260,525 22,498,302
Futures Contracts ....................................... – 6,346,143 208,544,203 20,755,958
Swap Contracts ........................................ – 1,218,114 11,716,322 1,742,344
– 7,564,257.67 220,260,525.21 22,498,301.91
Credit Risk Exposure: – 53,098 (463,118) (86,817)
Swap Contracts ........................................ – 53,098 (463,118) (86,817)

Notes to Financial Statements
AQR Funds | Annual Report | December 2022
December 31, 2022
*
AQR LONG-
SHORT EQUITY
FUND
AQR MACRO
OPPORTUNITIES
FUND
AQR MANAGED
FUTURES
STRATEGY FUND
AQR MANAGED
FUTURES
STRATEGY HV
FUND
– 53,097.68 (463,118.02) (86,817.11)
Commodity Risk Exposure: – 270,382 75,252,578 3,402,013
Futures Contracts ....................................... – 303,714 75,448,581 3,427,030
Swap Contracts ........................................ – (33,332) (196,003) (25,017)
– 270,381.5 75,252,578.1 3,402,012.64
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations
Equity Risk Exposure: (255,527) 1,910,572 8,776,758 2,541,878
Futures Contracts ....................................... (7,417,871) 1,971,876 9,306,290 1,388,205
Swap Contracts ........................................ 7,162,345 (61,304) (529,532) 1,153,673
255,527 1,910,572 8,776,758 2,541,878
Foreign Exchange Rate Risk Exposure: 1,444,095 1,284,710 14,715,087 2,611,524
Forward Foreign Currency Exchange Contracts ................. 1,444,095 1,284,709 (14,715,087) (2,611,524)
1,444,095 1,284,710 14,715,087 2,611,524
Interest Rate Risk Exposure: – 5,070,701 25,117,735 3,971,830
Futures Contracts ....................................... – 1,255,198 27,988,070 4,700,007
Swap Contracts ........................................ – 3,815,501 (2,870,335) (728,177)
– 5,070,701 25,117,735 3,971,830
Credit Risk Exposure: – 14,693 60,969 7,348
Swap Contracts ........................................ – 14,693 (60,969) (7,347)
– 14,693 60,969 7,348
Commodity Risk Exposure: – 682,302 789,808 39,601
Futures Contracts ....................................... – (682,303) (983,019) 24,741
Swap Contracts ........................................ – – 193,212 14,858
– 682,302 789,808 39,601
*
AQR MULTI-
ASSET FUND
AQR RISK-
BALANCED
COMMODITIES
STRATEGY FUND
AQR STYLE
PREMIA
ALTERNATIVE
FUND
AQR
SUSTAINABLE
LONG-SHORT
EQUITY CARBON
AWARE FUND
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations
Equity Risk Exposure: 517,365 – 218,466,415 1,084,374
Futures Contracts ....................................... $ 712,777 $ – $ 34,326,456 $ (169,399)
Swap Contracts ........................................ (195,413) – 184,139,958 1,253,774
517,364.65 – 218,466,414.82 1,084,374.35
Foreign Exchange Rate Risk Exposure: 1,392,942 – (11,812,485) (250,326)
Forward Foreign Currency Exchange Contracts ................. 1,392,942 – (11,812,485) (250,326)
1,392,942 – (11,812,485) (250,326)
Interest Rate Risk Exposure: (13,114,222) – 11,567,690 –
Futures Contracts ....................................... (13,114,222) – (1,097,788) –
Swap Contracts ........................................ – – 12,665,478 –
(13,114,222.16) – 11,567,690.24 –
Commodity Risk Exposure: 5,577,152 22,144,155 34,973,318 –
Futures Contracts ....................................... 4,868,027 21,499,571 34,973,319 –
Swap Contracts ........................................ 709,126 644,584 – –
5,577,152.47 22,144,154.93 34,973,318.43 –
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations
Equity Risk Exposure: 876,171 – (20,694,667) 395,585
Futures Contracts ....................................... 852,085 – (1,511,633) –
Swap Contracts ........................................ 24,086 – (19,183,036) 395,585
876,171 – 20,694,667 395,585
Foreign Exchange Rate Risk Exposure: 110,215 – 3,814,897 68,494
Forward Foreign Currency Exchange Contracts ................. (110,215) – (3,814,897) 68,494
110,215 – 3,814,897 68,494
Interest Rate Risk Exposure: 3,079,644 – 20,578,494 –
Futures Contracts ....................................... (3,079,642) – (14,231,822) –
Swap Contracts ........................................ – – (6,346,671) –
3,079,644 – 20,578,494 –
Commodity Risk Exposure: 177,655 14,375,402 3,895,648 –
Futures Contracts ....................................... 280,069 14,641,790 (3,895,649) –

Notes to Financial Statements
AQR Funds | Annual Report | December 2022
December 31, 2022
The following tables present the Funds’ gross OTC derivative assets and liabilities by counterparty and contract type net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Funds as of December 31, 2022:
AQR Alternative Risk Premia Fund
*
AQR MULTI-
ASSET FUND
AQR RISK-
BALANCED
COMMODITIES
STRATEGY FUND
AQR STYLE
PREMIA
ALTERNATIVE
FUND
AQR
SUSTAINABLE
LONG-SHORT
EQUITY CARBON
AWARE FUND
Swap Contracts ........................................ (102,416) (266,388) – –
177,655 14,375,402 3,895,648 –
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a) NET AMOUNT
BANA   ......... Total Return Swap
Contracts $ 119,541 $ (119,541) $ – $ – $ – $ –
CITI ........... Forward Foreign
Currency Exchange
Contracts 1,107,767 (1,107,767) – – – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 1,109,373 (1,109,373) – – – –
MLIN .......... Total Return Swap
Contracts 18,337 (4,258) 14,079 – – 14,079
MSCS .......... Total Return Swap
Contracts 78,797 – 78,797 (78,797) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 2,433,815 (2,340,939) 92,876 – (78,797) 14,079

Notes to Financial Statements
AQR Funds | Annual Report | December 2022
December 31, 2022
AQR Alternative Risk Premia Fund (continued)
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $385,442 and total additional collateral pledged was $4,809,004.
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
BANA   ......... Total Return Swap
Contracts $ 174,553 $ (119,541) $ 55,012 $ – $ – $ 55,012
CITI ........... Forward Foreign
Currency Exchange
Contracts 1,588,138 (1,107,767) 480,371 – (480,371)
GSIN .......... Total Return Swap
Contracts 9,000 – 9,000 – (9,000) –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 1,588,724 (1,109,373) 479,351 – (479,351) –
MLIN .......... Total Return Swap
Contracts 4,258 (4,258) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 3,364,673 (2,340,939) 1,023,734 – (968,722) 55,012

Notes to Financial Statements
AQR Funds | Annual Report | December 2022
December 31, 2022
AQR Diversified Arbitrage Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $42,706 and total additional collateral pledged was $198,972,467.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a) NET AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 373,467 $ (24,577) $ 348,890 $ – $ (348,890) $ –
GSIN .......... Total Return Basket
Swap Contracts 916,463 (916,463) – – – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 324,656 (13,983) 310,673 – – 310,673
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 1,614,586 (955,023) 659,563 – (348,890) 310,673
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
BNPP .......... Total Return Basket
Swap Contracts $ 41,106,176 $ – $ 41,106,176 $ – $ (41,106,176)
CITI ........... Forward Foreign
Currency Exchange
Contracts 24,577 (24,577) – – – $ –
GSIN .......... Total Return Basket
Swap Contracts 25,498,334 (916,463) 24,581,871 (24,581,871) – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 13,983 (13,983) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 66,643,070 (955,023) 65,688,047 (24,581,871) (41,106,176) –

Notes to Financial Statements
AQR Funds | Annual Report | December 2022
December 31, 2022
AQR Equity Market Neutral Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $44,429,227.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a) NET AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 8,807 $ (8,807) $ – $ – $ – $ –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 8,807 (8,807) –
JPMC .......... Total Return Basket
Swap Contracts 294,995 – 294,995
Total JPMC 303,802 (8,807) 294,995 – – 294,995
MLIN .......... Total Return Basket
Swap Contracts 368,539 – 368,539 – (230,327) 138,212
MSIP .......... Total Return Basket
Swap Contracts 2,584,865 – 2,584,865 – (2,560,171) 24,694
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 3,266,013 (17,614) 3,248,399 – (2,790,498) 457,901
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 15,813 $ (8,807) $ 7,006 $ – $ (7,006) $ –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 15,811 (8,807) 7,004 – (7,004) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 31,624 (17,614) 14,010 – (14,010) –

Notes to Financial Statements
AQR Funds | Annual Report | December 2022
December 31, 2022
AQR Long-Short Equity Fund
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a) NET AMOUNT
BANA   ......... Total Return Basket
Swap Contracts $ 967,311 $ – $ 967,311 $ – $ (464,246) $ 503,065
BNPP .......... Total Return Basket
Swap Contracts 5,014,481 – 5,014,481 – – 5,014,481
CITI ........... Forward Foreign
Currency Exchange
Contracts 954,274 (81,260) 873,014 – (633,263) 239,751
GSIN .......... Total Return Swap
Contracts 2,812 (2,812) –
GSIN .......... Total Return Basket
Swap Contracts 5,442,385 – 5,442,385
Total GSIN 5,445,197 (2,812) 5,442,385 (1,431,560) 4,010,825
JPMC .......... Forward Foreign
Currency Exchange
Contracts 954,353 (81,253) 873,100
JPMC .......... Total Return Swap
Contracts 13,163 (13,163) –
JPMC .......... Total Return Basket
Swap Contracts 1,619,440 (1,051) 1,618,389
Total JPMC 2,586,956 (95,467) 2,491,489 – – 2,491,489
MSIP .......... Total Return Basket
Swap Contracts 826,313 – 826,313 – (557,507) 268,806
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 15,794,532 (179,539) 15,614,993 – (3,086,576) 12,528,417

Notes to Financial Statements
AQR Funds | Annual Report | December 2022
December 31, 2022
AQR Long-Short Equity Fund (continued)
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $126,406,864.
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 81,260 $ (81,260) $ – $ – $ – $ –
GSIN .......... Total Return Swap
Contracts 141,315 (2,812) 138,503 (138,503) – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 81,253 (81,253) –
JPMC .......... Total Return Swap
Contracts 651,912 (13,163) 638,749
JPMC .......... Total Return Basket
Swap Contracts 1,051 (1,051) –
Total JPMC 734,216 (95,467) 638,749 (638,749) – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 956,791 (179,539) 777,252 (777,252) – –

Notes to Financial Statements
AQR Funds | Annual Report | December 2022
December 31, 2022
AQR Macro Opportunities Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $4,097,794.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a) NET AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 3,640,219 $ (3,148,423) $ 491,796 $ – $ – $ 491,796
GSIN .......... Total Return Swap
Contracts 18,859 (18,859) – – – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 3,640,441 (3,149,238) 491,203 – – 491,203
MLIN .......... Total Return Swap
Contracts 204,094 (19,687) 184,407 – (9,782) 174,625
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 7,503,613 (6,336,207) 1,167,406 – (9,782) 1,157,624
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
BANA   ......... Total Return Swap
Contracts $ 23,585 $ – $ 23,585 $ – $ – $ 23,585
CITI ........... Forward Foreign
Currency Exchange
Contracts 3,148,423 (3,148,423) – – – –
GSIN .......... Total Return Swap
Contracts 104,088 (18,859) 85,229 (85,229) – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 3,149,238 (3,149,238) – – – –
MLIN .......... Total Return Swap
Contracts 19,687 (19,687) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 6,445,021 (6,336,207) 108,814 (85,229) – 23,585

Notes to Financial Statements
AQR Funds | Annual Report | December 2022
December 31, 2022
AQR Managed Futures Strategy Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $240,055 and total additional collateral pledged was $128,009,211.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a) NET AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 11,463,105 $ (11,463,105) $ – $ – $ – $ –
GSIN .......... Total Return Basket
Swap Contracts 6,226,535 – 6,226,535 – (6,226,535) –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 11,499,267 (11,499,267) – – – –
MLIN .......... Total Return Swap
Contracts 910,390 (39,313) 871,077
MLIN .......... Total Return Basket
Swap Contracts 3,098,026 (1,350,046) 1,747,980
Total MLIN 4,008,416 (1,389,359) 2,619,057 – (1,781,036) 838,021
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 33,197,323 (24,351,731) 8,845,592 – (8,007,571) 838,021
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 21,467,041 $ (11,463,105) $ 10,003,936 $ – $ (10,003,936) $ –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 21,483,360 (11,499,267) 9,984,093 (7,964,255) (2,019,838) –
MLIN .......... Total Return Swap
Contracts 39,313 (39,313) –
MLIN .......... Total Return Basket
Swap Contracts 1,350,046 (1,350,046) – – – –
Total MLIN 1,389,359 (1,389,359) – – – –
MSCS .......... Total Return Swap
Contracts 490,517 – 490,517 (490,517) – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 44,830,277 (24,351,731) 20,478,546 (8,454,772) (12,023,774) –

Notes to Financial Statements
AQR Funds | Annual Report | December 2022
December 31, 2022
AQR Managed Futures Strategy HV Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $52,110 and total additional collateral pledged was $15,391,518.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a) NET AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 1,972,511 $ (1,972,511) $ – $ – $ –
GSIN .......... Total Return Basket
Swap Contracts 488,978 (116,858) 372,120 – (330,706) $ 41,414
JPMC .......... Forward Foreign
Currency Exchange
Contracts 1,978,472 (1,978,472) –
JPMC .......... Total Return Basket
Swap Contracts 1,027,879 – 1,027,879
Total JPMC 3,006,351 (1,978,472) 1,027,879 – – 1,027,879
MLIN .......... Total Return Swap
Contracts 147,656 (66,244) 81,412 – – 81,412
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 5,615,496 (4,134,085) 1,481,411 – (330,706) 1,150,705
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 3,578,960 $ (1,972,511) $ 1,606,449 $ – $ (1,606,449) $ –
GSIN .......... Total Return Basket
Swap Contracts 116,858 (116,858) – – – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 3,581,919 (1,978,472) 1,603,447 – (1,603,447) –
MLIN .......... Total Return Swap
Contracts 66,244 (66,244) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 7,343,981 (4,134,085) 3,209,896 – (3,209,896) –

Notes to Financial Statements
AQR Funds | Annual Report | December 2022
December 31, 2022
AQR Multi-Asset Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $2,119,096.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a) NET AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 1,040,402 $ (1,040,402) $ – $ – $ – $ –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 1,034,640 (1,034,640) – – – –
MLIN .......... Total Return Swap
Contracts 73,040 – 73,040 – – 73,040
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 2,148,082 (2,075,042) 73,040 – – 73,040
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 1,269,655 $ (1,040,402) $ 229,253 $ – $ (229,253) $ –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 1,245,506 (1,034,640) 210,866 – (210,866) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 2,515,161 (2,075,042) 440,119 – (440,119) –

Notes to Financial Statements
AQR Funds | Annual Report | December 2022
December 31, 2022
AQR Style Premia Alternative Fund
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a) NET AMOUNT
BANA   ......... Total Return Swap
Contracts $ 9,036 $ (9,036) $ –
CITI ........... Forward Foreign
Currency Exchange
Contracts 7,785,023 (7,785,023) –
CITI ........... Total Return Swap
Contracts 1,023,541 (1,023,541) –
Total CITI 8,808,564 (8,808,564) – $ – $ – $ –
GSIN .......... Total Return Basket
Swap Contracts 14,834,547 (298,691) 14,535,856 – (14,532,331) 3,525
JPMC .......... Forward Foreign
Currency Exchange
Contracts 7,793,033 (7,793,033) –
JPMC .......... Total Return Basket
Swap Contracts 1,120,483 (1,120,483) –
Total JPMC 8,913,516 (8,913,516) – – – –
MLIN .......... Total Return Swap
Contracts 593,408 (38,624) 554,784
MLIN .......... Total Return Basket
Swap Contracts 1,826,060 – 1,826,060
Total MLIN 2,419,468 (38,624) 2,380,844 – – 2,380,844
MSIP .......... Total Return Basket
Swap Contracts 4,643,574 – 4,643,574 – (4,157,543) 486,031
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 39,628,705 (18,068,431) 21,560,274 – (18,689,874) 2,870,400

Notes to Financial Statements
AQR Funds | Annual Report | December 2022
December 31, 2022
AQR Style Premia Alternative Fund (continued)
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $219,813,146.
(b) The amount of collateral shown for total return basket swaps is not indicative of the aggregate collateral as of period end because of the timing of payments with counterparties.
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
BANA   ......... Total Return Swap
Contracts $ 102,763 $ (9,036) $ 93,727
BANA   ......... Total Return Basket
Swap Contracts 863,545 – 863,545
Total BANA 966,308 (9,036) 957,272 $ – $ (170,000) $ 787,272 (b)
CITI ........... Forward Foreign
Currency Exchange
Contracts 9,609,476 (7,785,023) 1,824,453
CITI ........... Total Return Swap
Contracts 1,170,157 (1,023,541) 146,616
Total CITI 10,779,633 (8,808,564) 1,971,069 – (1,971,069) –
GSIN .......... Total Return Basket
Swap Contracts 298,691 (298,691) – – – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 9,614,529 (7,793,033) 1,821,496
JPMC .......... Total Return Swap
Contracts 86,059 – 86,059
JPMC .......... Total Return Basket
Swap Contracts 1,213,159 (1,120,483) 92,676
Total JPMC 10,913,747 (8,913,516) 2,000,231 (2,000,231) – –
MLIN .......... Total Return Swap
Contracts 38,624 (38,624) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 22,997,003 (18,068,431) 4,928,572 (2,000,231) (2,141,069) 787,272

Notes to Financial Statements
AQR Funds | Annual Report | December 2022
December 31, 2022
AQR Sustainable Long-Short Equity Carbon Aware Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $9,426,182.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a) NET AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 42,730 $ (3,652) $ 39,078 $ – $ – $ 39,078
GSIN .......... Total Return Basket
Swap Contracts 485,718 – 485,718 – – 485,718
JPMC .......... Forward Foreign
Currency Exchange
Contracts 42,746 (3,651) 39,095 – (20,151) 18,944
MLIN .......... Total Return Basket
Swap Contracts 60,581 (60,581) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 631,775 (67,884) 563,891 – (20,151) 543,740
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 3,652 $ (3,652) $ – $ – $ – $ –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 3,651 (3,651) – – – –
MLIN .......... Total Return Basket
Swap Contracts 79,119 (60,581) 18,538 – (18,538) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 86,422 (67,884) 18,538 – (18,538) –

Notes to Financial Statements
AQR Funds | Annual Report | December 2022
December 31, 2022
For the year ended December 31, 2022, the average and ending notional/settlement balances/values of the derivatives held by the Funds were as follows:
Derivatives Volume Disclosure*
*
AQR
ALTERNATIVE
RISK PREMIA
FUND
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR EQUITY
MARKET
NEUTRAL FUND
AQR LONG-
SHORT EQUITY
FUND
Futures Contracts:
Average Notional Balance - Long $ 413,601,099 $ 394,483,967 $ 3,947,931 $ 142,522,359
Average Notional Balance - Short 331,260,070 176,123,802 – 895,662
Ending Notional Balance - Long 164,295,966 220,375,000 – 162,584,263
Ending Notional Balance - Short 278,604,902 184,088,653 – –
Forward Foreign Currency Exchange Contracts:
Average Settlement Value - Purchased 155,018,983 4,283,777 540,139 76,238,100
Average Settlement Value - Sold 162,886,435 47,703,803 915,719 745,454
Ending Value - Purchased 144,664,494 1,028,500 569,714 88,729,734
Ending Value - Sold 149,156,166 56,015,534 1,742,891 125,178
Credit Default Swaps:
Average Notional Balance - Buy Protection – 83,300,000 – –
Average Notional Balance - Sell Protection – – – –
Ending Notional Balance - Buy Protection – 116,975,000 – –
Ending Notional Balance - Sell Protection – – – –
Total Return Swaps:
Average Notional Balance - Long 13,607,443 – – 24,479,977
Average Notional Balance - Short 5,132,364 – – –
Ending Notional Balance - Long 9,947,539 – – 25,521,914
Ending Notional Balance - Short 4,339,308 – – –
Interest Rate-Related Swaps (Interest Rate Swaps):
Average Notional Balance - Pays Fixed Rate 207,093,909 – – –
Average Notional Balance - Receives Fixed Rate 222,736,029 – – –
Ending Notional Balance - Pays Fixed Rate 369,544,914 – – –
Ending Notional Balance - Receives Fixed Rate 183,101,091 – – –
Total Return Basket Swaps:
Average Notional of Underlying Positions - Long – 1,174,067,346 273,482,832 1,057,474,953
Average Notional of Underlying Positions - Short – 204,448,479 259,070,816 1,004,834,445
Ending Notional Balance - Long – 993,688,976 410,750,237 1,351,829,038
Ending Notional Balance - Short – 110,320,084 382,526,396 1,252,934,434

Notes to Financial Statements
AQR Funds | Annual Report | December 2022
December 31, 2022
*
AQR MACRO
OPPORTUNITIES
FUND
AQR MANAGED
FUTURES
STRATEGY FUND
AQR MANAGED
FUTURES
STRATEGY HV
FUND
AQR MULTI-
ASSET FUND
AQR RISK-
BALANCED
COMMODITIES
STRATEGY FUND
Futures Contracts:
Average Notional Balance - Long $ 129,431,069 $ 344,226,964 $ 42,723,955 $ 192,925,890 $ 983,189,479
Average Notional Balance - Short 237,940,375 4,721,561,512 622,634,576 61,996,352 485,651,875
Ending Notional Balance - Long 300,491,194 324,422,147 57,236,311 179,954,126 978,069,457
Ending Notional Balance - Short 604,327,593 5,493,720,560 944,525,080 85,566,376 469,198,278
Forward Foreign Currency Exchange
Contracts:
Average Settlement Value - Purchased 179,083,561 1,737,644,475 221,723,817 98,943,412 –
Average Settlement Value - Sold 183,667,179 2,183,385,750 279,528,877 113,710,397 –
Ending Value - Purchased 332,604,127 1,621,482,286 275,819,150 110,444,192 –
Ending Value - Sold 321,771,621 1,592,748,388 276,188,955 130,078,788 –
Credit Default Swaps:
Average Notional Balance - Buy Protection 4,145,965 12,248,820 1,971,058 – –
Average Notional Balance - Sell Protection 1,859,518 975,180 127,384 – –
Ending Notional Balance - Buy Protection 2,651,000 7,388,000 1,394,734 – –
Ending Notional Balance - Sell Protection 3,374,058 975,180 127,384 – –
Total Return Swaps:
Average Notional Balance - Long 6,197,254 8,577,811 767,797 2,298,290 2,601,297
Average Notional Balance - Short 4,527,419 64,361,278 8,159,958 2,431,738 2,333,222
Ending Notional Balance - Long 12,608,675 – – – –
Ending Notional Balance - Short 5,141,007 57,461,732 8,791,888 2,420,116 –
Interest Rate-Related Swaps (Interest Rate
Swaps):
Average Notional Balance - Pays Fixed Rate 452,979,945 4,162,826,760 674,056,109 – –
Average Notional Balance - Receives Fixed Rate 290,751,746 2,056,491,142 340,986,913 – –
Ending Notional Balance - Pays Fixed Rate 925,604,565 3,724,448,019 701,137,016 – –
Ending Notional Balance - Receives Fixed Rate 540,245,613 1,534,485,902 315,736,541 – –
Total Return Basket Swaps:
Average Notional of Underlying Positions - Long – 647,925,199 85,853,049 – –
Average Notional of Underlying Positions - Short – 652,168,560 86,998,219 – –
Ending Notional Balance - Long – 745,722,452 127,060,663 – –
Ending Notional Balance - Short – 731,135,890 125,089,614 – –

Notes to Financial Statements
AQR Funds | Annual Report | December 2022
December 31, 2022
9. Investment Advisory and Other Agreements
The Adviser serves as the investment adviser to each of the Funds, pursuant to certain investment management agreements entered into between the
Trust, on behalf of the applicable Funds, and the Adviser (collectively, the “Advisory Agreement”). Under the Advisory Agreement, the Adviser furnishes a continuous investment program for each Fund’s portfolio, makes day-to-day investment decisions for each Fund, and manages each Fund’s investments in accordance with the stated policies of each Fund. The Adviser is also responsible for selecting brokers and dealers to execute purchase and sale orders for the portfolio transactions of each Fund, subject to its obligation to seek best execution, and also provides certain other administrative services to each Fund. The Adviser provides persons satisfactory to the Funds’ Board to serve as officers of the Funds.
Pursuant to the Advisory Agreement, the Funds calculate and accrue daily based on the average daily net assets for each Fund and pay monthly the
Investment Advisory fee in the annual ratios below:
*
AQR STYLE
PREMIA
ALTERNATIVE
FUND
AQR
SUSTAINABLE
LONG-SHORT
EQUITY CARBON
AWARE FUND
Futures Contracts:
Average Notional Balance - Long $ 3,582,115,929 $ 226,538
Average Notional Balance - Short 1,881,793,739 –
Ending Notional Balance - Long 1,307,969,671 –
Ending Notional Balance - Short 1,169,569,532 –
Forward Foreign Currency Exchange Contracts:
Average Settlement Value - Purchased 1,002,054,873 3,060,151
Average Settlement Value - Sold 967,999,512 60,294
Ending Value - Purchased 987,634,459 3,948,619
Ending Value - Sold 942,512,932 5,240
Total Return Swaps:
Average Notional Balance - Long 112,266,248 –
Average Notional Balance - Short 36,498,015 –
Ending Notional Balance - Long 73,416,102 –
Ending Notional Balance - Short 32,794,823 –
Interest Rate-Related Swaps (Interest Rate Swaps):
Average Notional Balance - Pays Fixed Rate 1,763,449,127 –
Average Notional Balance - Receives Fixed Rate 1,872,972,425 –
Ending Notional Balance - Pays Fixed Rate 3,236,577,018 –
Ending Notional Balance - Receives Fixed Rate 1,714,902,474 –
Total Return Basket Swaps:
Average Notional of Underlying Positions - Long 1,716,068,710 48,583,033
Average Notional of Underlying Positions - Short 1,640,779,877 35,722,870
Ending Notional Balance - Long 2,045,312,145 67,741,726
Ending Notional Balance - Short 1,877,365,325 49,098,493
*
Average notional/settlement value is based on the average of the notional/settlement balances that were outstanding at the end of each quarter during the year.
FUND RATIO
AQR Alternative Risk Premia Fund ........................................................................ 1.20%
AQR Diversified Arbitrage Fund .......................................................................... 1.00
AQR Diversifying Strategies Fund ........................................................................ 0.00
AQR Equity Market Neutral Fund ......................................................................... 1.10
AQR Long-Short Equity Fund ............................................................................ 1.10
AQR Macro Opportunities Fund .......................................................................... 1.00
AQR Managed Futures Strategy Fund ..................................................................... 1.05
AQR Managed Futures Strategy HV Fund .................................................................. 1.45
AQR Multi-Asset Fund ................................................................................. 0.60
AQR Risk-Balanced Commodities Strategy Fund ............................................................. 0.80
AQR Style Premia Alternative Fund (a) ..................................................................... 1.30
AQR Sustainable Long-Short Equity Carbon Aware Fund ....................................................... 1.10
(a) Effective July 1, 2022, the AQR Style Premia Alternative Fund's Advisory Fee was reduced from 1.35% to 1.30%

Notes to Financial Statements
AQR Funds | Annual Report | December 2022
December 31, 2022
The Trust and the Adviser have entered into an agreement (the “Expense Limitation Agreement”) whereby the Adviser has agreed to reimburse operating expenses of each Fund at least through April 30, 2023 for Class I, N, and R6 shares. Pursuant to the Expense Limitation Agreement, the Adviser has
agreed to reimburse each Fund in an amount sufficient to limit each Fund's operating expenses other than management fees and 12b-1 fees, and exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend and interest expense related to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts and extraordinary expenses, at no more than the following ratios:
The Trust, in turn, agreed that the Funds will repay the expense reimbursement to the Adviser only to the extent it can be made during the thirty-six months following the applicable month during which the Adviser waived fees or reimbursed the applicable Fund for its operating expenses under the
Expense Limitation Agreement. Such repayment shall be made only out of the class of the Fund for which the applicable fee waiver and/or expense reimbursement was made. Repayments with respect to a Fund must be limited to amounts that do not cause the total annual operating expenses or the other operating expenses, as applicable, attributable to a share class of the Fund during a year in which such repayment is made to exceed either of (i)
the applicable limits in effect at the time of the waiver and/or reimbursement and (ii) the applicable limits in effect at the time of recapture.
For the year ended December 31, 2022, the amounts reimbursed by the Adviser, as well as the amounts available for potential future recoupment by the
Adviser and the expiration schedule at December 31, 2022 are as follows:
FUND CLASS I CLASS N CLASS R6
AQR Alternative Risk Premia Fund .................................................... 0.20% 0.20% 0.10%
AQR Diversified Arbitrage Fund ...................................................... 0.20 0.20 0.10
AQR Diversifying Strategies Fund .................................................... 0.20 0.20 0.10
AQR Equity Market Neutral Fund ..................................................... 0.20 0.20 0.10
AQR Long-Short Equity Fund ........................................................ 0.20 0.20 0.10
AQR Macro Opportunities Fund ...................................................... 0.20 0.20 0.10
AQR Managed Futures Strategy Fund ................................................. 0.20 0.20 0.10
AQR Managed Futures Strategy HV Fund .............................................. 0.20 0.20 0.10
AQR Multi-Asset Fund ............................................................. 0.20 0.20 0.10
AQR Risk-Balanced Commodities Strategy Fund ......................................... 0.20 0.20 0.10
AQR Style Premia Alternative Fund (a) ................................................. 0.20 0.20 0.10
AQR Sustainable Long-Short Equity Carbon Aware Fund ................................... 0.20 0.20 0.10
(a) Effective July 1, 2022, the AQR Style Premia Alternative Fund's operating expenses cap was increased from 0.15% to 0.20% for Class I and Class N shares, and from 0.05% to 0.10% for Class R6 shares. The Adviser has agreed to reimburse operating expenses of the Fund at least through April 30,
2024 for Class I, N, and R6 shares.
EXPENSES
REIMBURSED FOR THE
PERIOD ENDED
DECEMBER 31 ,
TOTAL POTENTIAL
RECOUPMENT
AMOUNT
DECEMBER 31 ,
POTENTIAL RECOUPMENT
AMOUNTS EXPIRING
DECEMBER 31 ,
2022 2022 20 23 20 24 20 25
AQR ALTERNATIVE RISK PREMIA FUND
Class I ........... $ 77,874 $ 336,025 $ 119,994 $ 138,157 $ 77,874
Class N ........... 11,960 43,416 10,423 21,033 11,960
Class R6 .......... 181,046 485,118 117,600 186,472 181,046
Totals $ 270,880 $ 864,559 $ 248,017 $ 345,662 $ 270,880
AQR DIVERSIFIED ARBITRAGE FUND
Class I ........... $ 123,222 $ 679,537 $ 248,996 $ 307,319 $ 123,222
Class N ........... 8,382 43,830 19,054 16,394 8,382
Class R6 .......... 81,715 260,465 61,318 117,432 81,715
Totals $ 213,319 $ 983,832 $ 329,368 $ 441,145 $ 213,319
AQR DIVERSIFYING STRATEGIES FUND
Class I ........... $ 90,324 $ 340,491 $ 93,193 $ 156,974 $ 90,324
Class N ........... 3,259 16,419 5,620 7,540 3,259
Class R6 .......... 6,018 93,292 46,386 40,888 6,018
Totals $ 99,601 $ 450,202 $ 145,199 $ 205,402 $ 99,601
AQR EQUITY MARKET NEUTRAL FUND
Class I ........... $ 128,895 $ 390,972 $ 122,329 $ 139,748 $ 128,895
Class N ........... 37,792 106,442 11,995 56,655 37,792
Class R6 .......... 34,917 91,463 37,566 18,980 34,917
Totals $ 201,604 $ 588,877 $ 171,890 $ 215,383 $ 201,604

Notes to Financial Statements
AQR Funds | Annual Report | December 2022
December 31, 2022
During the year ended December 31, 2022, the Funds repaid to the Advisor amounts previously waived or reimbursed as follows:
Pursuant to the Sub-Advisory Agreements between the Sub-Adviser, the Adviser and the Trust, the Adviser will pay the Sub-Adviser an annual fee, payable monthly, at the annual rate of 0.50% of the average daily net assets for the AQR Diversified Arbitrage Fund.
10. Distribution Plan
The Trust has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Class N shares of the Funds. The
Plan allows for the payment of services related to the distribution and servicing of these shares at a rate of up to 0.25% per annum of the average daily net asset value of the Class N shares of the Funds.
EXPENSES
REIMBURSED FOR THE
PERIOD ENDED
DECEMBER 31,
TOTAL POTENTIAL
RECOUPMENT
AMOUNT
DECEMBER 31,
POTENTIAL RECOUPMENT
AMOUNTS EXPIRING
DECEMBER 31,
2022 2022 2023 2024 2025
AQR LONG-SHORT EQUITY FUND
Class I ........... $ 134,429 $ 338,827 $ 49,832 $ 154,566 $ 134,429
Class N ........... 5,522 13,719 1,679 6,518 5,522
Class R6 .......... 3,589 22,867 9,376 9,902 3,589
Totals $ 143,540 $ 375,413 $ 60,887 $ 170,986 $ 143,540
AQR MACRO OPPORTUNITIES FUND
Class I ........... $ 138,154 $ 342,440 $ 106,111 $ 98,175 $ 138,154
Class N ........... 15,846 31,391 8,498 7,047 15,846
Class R6 .......... 127,132 451,744 113,912 210,700 127,132
Totals $ 281,132 $ 825,575 $ 228,521 $ 315,922 $ 281,132
AQR MANAGED FUTURES STRATEGY FUND
Class I ........... $ – $ – $ – $ – $ –
Class N ........... 6,710 6,710 – – 6,710
Class R6 .......... 23,245 23,245 – – 23,245
Totals $ 29,955 $ 29,955 $ – $ – $ 29,955
AQR MANAGED FUTURES STRATEGY HV FUND
Class I ........... $ 237,501 $ 561,967 $ 145,232 $ 179,234 $ 237,501
Class N ........... 21,236 44,772 16,365 7,171 21,236
Class R6 .......... 95,567 223,232 71,441 56,224 95,567
Totals $ 354,304 $ 829,971 $ 233,038 $ 242,629 $ 354,304
AQR MULTI-ASSET FUND
Class I ........... $ 210,179 $ 604,128 $ 185,398 $ 208,551 $ 210,179
Class N ........... 13,800 33,379 10,646 8,933 13,800
Class R6 .......... 53,622 91,673 12,377 25,674 53,622
Totals $ 277,601 $ 729,180 $ 208,421 $ 243,158 $ 277,601
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Class I ........... $ 136,748 $ 329,168 $ 34,925 $ 157,495 $ 136,748
Class N ........... 16,743 67,092 20,019 30,330 16,743
Class R6 .......... 9,329 116,805 104,625 2,851 9,329
Totals $ 162,820 $ 513,065 $ 159,569 $ 190,676 $ 162,820
AQR STYLE PREMIA ALTERNATIVE FUND
Class I ........... $ 142,137 $ 597,934 $ 288,290 $ 167,507 $ 142,137
Class N ........... 14,134 37,999 11,441 12,424 14,134
Class R6 .......... 232,439 921,352 417,046 271,867 232,439
Totals $ 388,710 $ 1,557,285 $ 716,777 $ 451,798 $ 388,710
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Class I ........... $ 87,281 $ 90,421 $ – $ 3,140 $ 87,281
Class N ........... 48,902 52,042 – 3,140 48,902
Class R6 .......... 217,045 273,924 – 56,879 217,045
Totals $ 353,228 $ 416,387 $ – $ 63,159 $ 353,228
FUND CLASS I CLASS N CLASS R6
AQR Diversified Arbitrage Fund ............................................. $ 26,478 $ 620 $ 862
AQR Long-Short Equity Fund .............................................. 21,344 – –

Notes to Financial Statements
AQR Funds | Annual Report | December 2022
December 31, 2022
11. Principal Risks and Concentrations
With the exception of AQR Risk-Balanced Commodities Strategy Fund, the Funds are diversified. Because a non-diversified Fund may invest in securities of a smaller number of issuers, such non-diversified Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the non-diversified Fund's performance.
The investment techniques and strategies utilized by the Funds, including investments made on a shorter-term basis or in derivative instruments or instruments with a maturity of one year or less at the time of acquisition, may result in frequent portfolio trading and high portfolio turnover. High portfolio turnover will cause the Funds to incur higher levels of brokerage fees and commissions, which may reduce performance, and may cause higher levels of current tax liability to shareholders in the Funds.
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate, foreign currency, equity and commodity risks.
Exposure to the commodities markets may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments and exchange-traded notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.
Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Fixed income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities. Fixed income securities are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.
Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. The Funds may lose money if short-
term or long-term interest rates rise sharply or otherwise change in a manner not anticipated. Convertible securities and non-convertible income producing securities are subject to certain risks, including (i) if interest rates go up, the value of convertible securities and non-convertible income producing securities in the Funds portfolio generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Funds to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments
(extension risk). Inflation-indexed bonds are subject to certain risks, including that their value will typically fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities.
Certain financial instruments may be tied to the London Interbank Offered Rate, or “LIBOR”, to determine payment obligations, financing terms, hedging strategies, or investment value. LIBOR is the offered rate for short-term Eurodollar deposits between major international banks. As of December 31,
2021, all non-U.S. dollar LIBOR publications have been phased out. The phase out of a majority of the U.S. dollar publications (overnight and one, three, six and 12 months) is delayed until June 30, 2023. This delay is intended to allow most legacy U.S. dollar LIBOR contracts to mature before LIBOR experiences disruptions. The transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies, adversely affecting a Fund’s performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for a Fund.
Sovereign debt investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Investment in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers.
These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions, embargos or other government actions and/or restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and
higher transaction costs. To the extent a Fund’s investments in a single country or a limited number of countries represent a higher percentage of the
Fund’s assets, the Fund assumes the risk that economic, political and social conditions in those countries may have a significant impact on investment performance, may subject the Fund to increased price volatility and may impair or otherwise limit the Fund's ability to invest in, receive, hold or sell securities issued by the impacted countries.
Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Notes to Financial Statements
AQR Funds | Annual Report | December 2022
December 31, 2022
Currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and
non-U.S. denominated financial instruments. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.
The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Funds may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news.
Geopolitical and other events, including war, terrorism, natural disasters, economic uncertainty, trade disputes, public health crises including pandemics and related geopolitical events have led, and in the future may lead, to increased market volatility, which may disrupt the U.S. and world economies and markets and may have significant adverse direct or indirect effects on the Funds and their investments. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s net asset value to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the net asset value of a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
In addition to market risk, the Funds may be exposed to the risk that one or more securities in the Funds’ portfolios will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their obligations. Certain Funds may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such each of the
Funds have credit risk associated with such financial institutions. In general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ net asset value or dividends. The Funds minimize credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be deposited with or returned to the Funds when deemed necessary.
In the normal course of business, the Funds may enter into agreements with certain counterparties for derivative transactions. A number of each Fund’s
Master Agreements contain provisions that require each Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of a Fund’s net asset value over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.
Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Funds may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Statements of Assets and Liabilities. The counterparties to the
Funds’ derivative investments may include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds use multiple clearing brokers and counterparties, a concentration of credit risk may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.
The Funds may invest in securities with positive momentum. This entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Fund while using a momentum strategy may suffer.
Investing in or having exposure to "value" securities presents the risk that the securities may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the security's true value or because the Adviser misjudged that value. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.
The Funds may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Funds’ net asset value per share to experience significant increases or declines in value over short periods of time, however, all investments long-term or short-term are subject to risk of loss.
The Funds may invest in restricted securities. Restricted securities are subject to legal or contractual restrictions on resale and may generally be sold privately but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the
Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Fund, if any, are disclosed in the Schedule of Investments.

Notes to Financial Statements
AQR Funds | Annual Report | December 2022
December 31, 2022
The Funds, at times, may utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into reverse repurchase transactions and entering into other forms of direct and indirect borrowings. There is no guarantee that the Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions could also increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the
Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds’ best interest to do so.
Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on quantitative models and information and traditional and non-traditional data supplied or made available by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments. When Models and Data prove to be incorrect or incomplete, including because data is stale, missing or unavailable, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties or otherwise, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The
Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting investments or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.
In regards to the AQR Diversifying Strategies Fund, due to the Fund's strategy of investing in affiliated funds, shareholders bear both their proportionate share of expenses in the Fund and, indirectly, the expenses of such affiliated funds. An investor holding the affiliated investment funds directly and in the same proportions as the Fund would incur lower overall expenses but would not receive the benefits of the active allocation of investments among the affiliated investment funds associated with an investment in the Fund. The Adviser receives management fees from each of the affiliated investment funds, but not from the Fund. If the Adviser were to invest in unaffiliated funds, however, the Adviser would not receive direct or indirect management fees on the Fund assets invested in those unaffiliated funds. There is a risk that the affiliated investment funds in which the Fund invests will have higher expense ratios and/or under-perform unaffiliated funds with comparable investment strategies.
Additionally, investments in the AQR Diversifying Strategies Fund are subject to risks related to the Adviser's allocation choices. The selection of the affiliated investment funds and the allocation of the Fund's assets to the affiliated investment funds could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. The Fund could miss attractive investment opportunities by under-weighting strategies that subsequently experience significant returns and could lose value by overweighting strategies that subsequently experience significant declines. As with other investments, investments in other investment companies, such as the affiliated investment funds and money market mutual funds, are subject to market and manager risk. Since the AQR Diversifying Strategies Fund's investments consist primarily of affiliated funds, the Fund's risks are directly related to the risks of the affiliated investment funds. For this reason, it is important to understand the risks associated with investing in the affiliated investment funds.
In regard to the AQR Sustainable Long-Short Equity Carbon Aware Fund, the ability of the Fund to achieve its net zero carbon target will be subject to the Adviser's ability to correctly assess the carbon emissions of the companies to which the Fund has exposure and the relative performance of the investments in the portfolio. Since the carbon emissions of companies will likely change as the regulatory environment, public sentiment and markets change or time passes, the success of the Fund's net zero carbon strategy will also be subject to the Adviser's ability to continually recalculate, readjust, and execute long and/or short positions in an efficient and timely manner. Additionally, the Adviser's methodology for assessing the Fund's carbon emissions exposure may differ from the methodology used by others and may not comport with an investor's assessment due to a variety of reasons such as, the use of different carbon emission data sources and/or differing views on how net zero carbon exposure is achieved. The Adviser's methodology for calculating the Fund's carbon emissions exposure could prove to be imperfect or may not achieve its intended results.
Additionally, the AQR Sustainable Long-Short Equity Carbon Aware Fund follows a sustainable investment approach that considers the Environmental,
Social and Governance (“ESG”) characteristics of investments when constructing the Fund's portfolio. Accordingly, the Fund will have reduced exposure to industries or sectors with companies that are excluded by the Fund's dynamic ESG filter or otherwise underweighted due to their ESG characteristics and potentially increased exposure to industries or sectors that do not contain such companies. Additionally, due to its exclusionary criteria, the Fund may not be invested in certain industries or sectors. As a result, the Fund's performance may be lower than other funds that do not consider ESG characteristics or use different ESG criteria when constructing their portfolios. In addition, since sustainable and ESG investing takes into consideration factors beyond traditional financial analysis, the Fund may have fewer investment opportunities available to it. Sustainability and ESG-related information provided by issuers and third parties, upon which the portfolio managers may rely, may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries. Further, the regulatory landscape for sustainable and ESG investing in the U.S. is still developing and future rules and regulations may require the Fund to modify or alter its investment process. Similarly, government policies incentivizing companies to engage in and/or disclose their sustainable and ESG practices may fall out of favor, which would challenge the Fund's ability to assess ESG characteristics of an issuer or industry and its ability to implement its investment strategies. There is also a risk that the companies identified through the investment process may fail to adhere to sustainable and/or ESG-related business practices, which may result in the Fund selling a security when it might otherwise be disadvantageous to do so. There is no guarantee that sustainable investments will outperform the broader market on either an absolute or relative basis. There is also no guarantee that the Adviser will successfully implement strategies or make investments in companies that result in favorable ESG outcomes while enhancing long-term shareholder value and achieving financial returns.
Periodically, the Funds may be a party to legal actions arising in the ordinary course of business. The Funds are currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.

Notes to Financial Statements
AQR Funds | Annual Report | December 2022
December 31, 2022
12. Interfund Lending
Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Funds, including other AQR Funds not presented in this book, may participate in a joint lending and borrowing program (the “Interfund Lending Program”) to the extent such participation is consistent with each Fund’s investment objective and investment policies. This program allows the Funds to borrow and lend to other AQR Funds that permit such transactions. All loans under the Interfund Lending Program are for temporary cash management or emergency purposes. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates, as calculated according to a formula established by the Board.
No Fund may borrow or lend money through the program unless it receives a more favorable rate than is typically available for comparable borrowings from a bank or investments in U.S. Treasury bills, respectively.
A lending Fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing Fund through the Interfund Lending Program. A borrowing Fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3%
of its total assets. If a borrowing Fund’s total outstanding borrowings exceed 10% of its total assets, the Fund must secure each of its outstanding borrowings through the Interfund Lending Program with collateral equal to 102% of the outstanding principal value of the loan.
The Funds are not required to borrow money under the Interfund Lending Program and may borrow under other arrangements, including their existing bank line of credit. This could result in a Fund borrowing money at a higher interest rate than it would have received under the Interfund Lending
Program. Interest expense earned, as a result of lending under this agreement, is included in interfund lending income in the Statements of Operations.
During the reporting period, average loans made to another AQR Fund (not presented in this book) under the Interfund Lending Program were as follows:
There were no open borrowings as of December 31, 2022 by any of the Funds. The Funds did not have any borrowings for the year ended December
31, 2022.
13. Line of Credit
Effective March 18, 2022 and terminating on March 17, 2023, all funds within the Trust, with the exception of the AQR Diversifying Strategies
Fund, renewed a $350,000,000 committed syndicated line of credit (the “Agreement”) with Bank of America, N.A., as the Administrative
Agent. Borrowing, if any, under this arrangement bears, as incurred, interest at the sum of (a) 1.00% per annum plus (b) the higher of (i) the Federal
Funds Rate or (ii) Term SOFR (including a 0.10% adjustment), which is paid monthly. The maximum loan amount available to a Fund is the lesser of an amount which will not exceed the borrowing limits set forth in the Fund’s Prospectus and/or Registration Statement and will not cause the asset coverage ratio for any borrowings by a Fund to drop below the required amount under the Agreement (between 300-500% per Fund). The Agreement is subject to an annual commitment fee and allocated to each participating fund, which is payable in arrears on a quarterly basis. In the event of a draw upon the line of credit, liquid assets of the borrowing Fund may be earmarked for asset coverage purposes until its loan is repaid in full. Interest expense paid, as a result of borrowing under the Agreement, and each Fund's allocated commitment fee, is included in interest expense in the Statements of Operations.
There were no open borrowings as of December 31, 2022 by any of the Funds. The Funds did not have any borrowings for the year ended December
31, 2022.
14. Principal Ownership
As of December 31, 2022, the Funds had individual shareholder and/or omnibus accounts owning more than 5% of the total shares outstanding of the
Fund as follows:
FUND
AVERAGE
LOANS
WEIGHTED
AVERAGE
INTEREST
RATE
INTEREST
RECEIVED
AQR Managed Futures Strategy Fund .................................... $ 1,780,000 3.58% $ 2,268
FUND
NUMBER OF INDIVIDUAL
SHAREHOLDERS
AND/OR OMNIBUS
ACCOUNTS
TOTAL
PERCENTAGE
INTEREST
HELD
AQR Alternative Risk Premia Fund .......................................... 3 90.49%
AQR Diversified Arbitrage Fund ............................................. 5 83.32
AQR Diversifying Strategies Fund ........................................... 4 90.56
AQR Equity Market Neutral Fund* ........................................... 6 92.15
AQR Long-Short Equity Fund .............................................. 8 94.29
AQR Macro Opportunities Fund* ............................................ 6 88.24
AQR Managed Futures Strategy Fund ........................................ 9 84.17

Notes to Financial Statements
AQR Funds | Annual Report | December 2022
December 31, 2022
Significant shareholder transactions by these shareholders, if any, may impact the Funds’ performance.
15. New Accounting Pronouncements and Regulations
In June 2022, FASB issued Accounting Standards Update No. 2022-03, “Fair Value Measurement of Equity Securities Subject to Contractual Sale
Restrictions” (“ASU 2022-03”). ASU 2022-03 clarifies the guidance in ASC 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the ability to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15,
2023, and allows for early adoption. For Registered Investment Companies, such as the Funds, ASU 2022-03 will be applicable to equity securities with contractual sale restrictions executed, or modified, after the date of adoption. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
16. Subsequent Events
The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events, requiring adjustment to, or disclosure in, these financial statements.
FUND
NUMBER OF INDIVIDUAL
SHAREHOLDERS
AND/OR OMNIBUS
ACCOUNTS
TOTAL
PERCENTAGE
INTEREST
HELD
AQR Managed Futures Strategy HV Fund* .................................... 6 91.69%
AQR Multi-Asset Fund* ................................................... 7 92.15
AQR Risk-Balanced Commodities Strategy Fund ................................ 6 89.01
AQR Style Premia Alternative Fund .......................................... 3 74.97
AQR Sustainable Long-Short Equity Carbon Aware Fund* ......................... 5 98.95
*
The percentages held by the Adviser and/or affiliates are 21.31%, 19.13%, 11.90%, 25.99% and 45.50%, respectively.

Report of Independent Registered Public Accounting Firm
AQR Funds | Annual Report | December 2022
To the Board of Trustees of AQR Funds and Shareholders of each of the twelve funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (twelve of the funds constituting AQR Funds, hereafter collectively referred to as the "Funds") as of December 31, 2022, and the related statements of operations, the statements of changes in net assets, and for AQR Alternative Risk Premia Fund, AQR Macro Opportunities Fund and
AQR Multi-Asset Fund, the statements of cash flows, for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2022, and the results of each of their operations, the changes in each of their net assets, for AQR Alternative Risk Premia Fund, AQR Macro Opportunities Fund and AQR Multi-Asset Fund,
each of their cash flows, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
December 31, 2022 by correspondence with the custodians, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 24, 2023
We have served as the auditor of one or more investment companies in AQR Funds since 2008.
AQR Alternative Risk Premia Fund (1) AQR Managed Futures Strategy Fund (2)
AQR Diversified Arbitrage Fund (3) AQR Managed Futures Strategy HV Fund (2)
AQR Diversifying Strategies Fund (4) AQR Multi-Asset Fund (1)
AQR Equity Market Neutral Fund (3) AQR Risk-Balanced Commodities Strategy Fund (2)
AQR Long-Short Equity Fund (3) AQR Style Premia Alternative Fund (2)
AQR Macro Opportunities Fund (1) AQR Sustainable Long-Short Equity Carbon Aware Fund (5)
(1) Consolidated statement of assets and liabilities, including the consolidated schedule of investments, as of December 31, 2022, and the related consolidated statements of operations and of cash flows for the year ended December 31, 2022, consolidated statement of changes in net assets for each of the two years in the period ended December 31, 2022, and consolidated financial highlights for each of the five years in the period ended December 31, 2022
(2) Consolidated statement of asset and liabilities, including the consolidated schedule of investments, as of December 31, 2022, and the related consolidated statement of operations for the year ended December 31, 2022, consolidated statement of changes in net assets for each of the two years in the period ended December 31, 2022, and consolidated financial highlights for each of the five years in the period ended December 31, 2022
(3) Statement of assets and liabilities, including the schedule of investments, as of December 31, 2022, and the related statement of operations for the year ended December 31, 2022, statement of changes in net assets for each of the two years in the period ended
December 31, 2022, and financial highlights for each of the five years in the period ended December 31, 2022
(4) Statement of assets and liabilities, including the schedule of investments, as of December 31, 2022, and the related statement of operations for the year ended December 31, 2022, statement of changes in net assets for each of the two years in the period ended
December 31, 2022, and financial highlights for each of the two years in the period ended December 31, 2022 and for the period June
8, 2020 (commencement of operations) through December 31, 2020
(5) Statement of assets and liabilities, including the schedule of investments, as of December 31, 2022, and the related statement of operations for the year ended December 31, 2022, statement of changes in net assets and financial highlights for the year ended
December 31, 2022 and for the period December 16, 2021 (commencement of operations) through December 31, 2021

Other Federal Tax Information (Unaudited)
AQR Funds | Annual Report | December 2022
For the fiscal year ended December 31, 2022, the Funds designate the following percentages of ordinary income dividends, or maximum amount allowable, as qualifying for the reduced tax rate under the Jobs and Growth Tax Relief Reconciliation Act of 2003:
For the fiscal year ended December 31, 2022, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum allowable under Section 852 of the Internal Revenue Code, as long term capital gain dividends paid during the fiscal year ended December 31, 2022:
The Funds hereby designated the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j)
interest dividend for the ﬁscal year ended December 31, 2022:
The Funds hereby designated the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from
U.S. withholding tax for nonresident aliens and foreign corporations for the ﬁscal year ended December 31, 2022:
FUND PERCENTAGE
AQR Diversified Arbitrage Fund ........................................................................... 3.28%
AQR Diversifying Strategies Fund ......................................................................... 4.76%
AQR Equity Market Neutral Fund ......................................................................... 2.35%
AQR Macro Opportunities Fund ........................................................................... 3.57%
AQR Multi-Asset Fund ................................................................................. 21.72%
AQR Style Premia Alternative Fund ........................................................................ 1.10%
FUND PERCENTAGE
AQR Diversified Arbitrage Fund ........................................................................... 1.78%
AQR Diversifying Strategies Fund ......................................................................... 1.52%
AQR Macro Opportunities Fund ........................................................................... 1.24%
AQR Multi-Asset Fund ................................................................................. 8.57%
FUND TOTAL
AQR Diversifying Strategies Fund ......................................................................... $ 147,886
AQR Long-Short Equity Fund ............................................................................ 9,150,937
AQR Macro Opportunities Fund ........................................................................... 4,583,139
AQR Risk-Balanced Commodities Strategy Fund .............................................................. 599
AQR Sustainable Long-Short Equity Carbon Aware Fund ........................................................ 5,180
FUND PERCENTAGE
AQR Diversified Arbitrage Fund ................................................ 15.42%
AQR Diversifying Strategies Fund .............................................. 6.59%
AQR Equity Market Neutral Fund .............................................. 2.16%
AQR Long-Short Equity Fund ................................................. 1.19%
AQR Macro Opportunities Fund ................................................ 12.26%
AQR Managed Futures Strategy Fund ........................................... 5.85%
AQR Managed Futures Strategy HV Fund ........................................ 7.01%
AQR Multi-Asset Fund ...................................................... 23.12%
AQR Risk-Balanced Commodities Strategy Fund ................................... 5.74%
AQR Style Premia Alternative Fund ............................................. 1.52%
AQR Sustainable Long-Short Equity Carbon Aware Fund ............................. 5.39%
FUND PERCENTAGE
AQR Diversified Arbitrage Fund ................................................ 12.62%
AQR Diversifying Strategies Fund .............................................. 11.33%
AQR Equity Market Neutral Fund .............................................. 2.16%
AQR Long-Short Equity Fund ................................................. 1.43%
AQR Macro Opportunities Fund ................................................ 100.00%
AQR Managed Futures Strategy Fund ........................................... 5.85%
AQR Managed Futures Strategy HV Fund ........................................ 7.01%
AQR Multi-Asset Fund ...................................................... 14.08%
AQR Risk-Balanced Commodities Strategy Fund ................................... 5.74%
AQR Style Premia Alternative Fund ............................................. 1.52%
AQR Sustainable Long-Short Equity Carbon Aware Fund ............................. 5.43%

Other Federal Tax Information (Unaudited)
AQR Funds | Annual Report | December 2022
Other Tax Matters
On December 28, 2022, the AQR Diversifying Strategies Fund paid an income distribution to shareholders in the aggregate amount of $13,531,156. It has been subsequently determined that $17,491 (0.13%) is estimated to be long-term capital gain and, accordingly, this updated information is being provided pursuant to Rule 19a-1 under the 1940 Act. Such source designation and amount are for financial accounting purposes and do not reflect the tax character of the distribution; they are estimates only and are not being provided for tax reporting purposes.

Fund Expense Examples (Unaudited)
AQR Funds | Annual Report | December 2022
As a shareholder of the Trust, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid for the Period Ending 12/31/2022” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.
Hypothetical Example for Comparison Purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests.
These expenses are not included in the table.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
BEGINNING
  ACCOUNT
          DATE
        VALUE
    ENDING
ACCOUNT
      VALUE
  12/31/22
ANNUALIZED
      EXPENSE
RATIO FOR
THE PERIOD
      EXPENSES
PAID FOR THE
PERIOD
          ENDING
        12/31/22
AQR Alternative Risk Premia Fund
Class I
Actual Return $1,000.00 $1,064.00 3.36% $17.48
Hypothetical Return $1,000.00 $1,008.27 3.36% $17.01
Class N
Actual Return $1,000.00 $1,062.10 3.64% $18.92
Hypothetical Return $1,000.00 $1,006.86 3.64% $18.41
Class R6
Actual Return $1,000.00 $1,064.90 3.27% $17.02
Hypothetical Return $1,000.00 $1,008.72 3.27% $16.56
AQR Diversified Arbitrage Fund
Class I
Actual Return $1,000.00 $1,010.50 1.30% $6.59
Hypothetical Return $1,000.00 $1,018.65 1.30% $6.61
Class N
Actual Return $1,000.00 $1,009.60 1.55% $7.85
Hypothetical Return $1,000.00 $1,017.39 1.55% $7.88
Class R6
Actual Return $1,000.00 $1,011.40 1.20% $6.08
Hypothetical Return $1,000.00 $1,019.16 1.20% $6.11
AQR Diversifying Strategies Fund
Class I
Actual Return $1,000.00 $1,037.60 0.20% $1.03
Hypothetical Return $1,000.00 $1,024.20 0.20% $1.02
Class N
Actual Return $1,000.00 $1,036.40 0.45% $2.31
Hypothetical Return $1,000.00 $1,022.94 0.45% $2.29
Class R6
Actual Return $1,000.00 $1,038.20 0.10% $0.51
Hypothetical Return $1,000.00 $1,024.70 0.10% $0.51

Fund Expense Examples (Unaudited)
AQR Funds | Annual Report | December 2022
BEGINNING
  ACCOUNT
          DATE
        VALUE
    ENDING
ACCOUNT
      VALUE
  12/31/22
ANNUALIZED
      EXPENSE
RATIO FOR
THE PERIOD
      EXPENSES
PAID FOR THE
PERIOD
          ENDING
        12/31/22
AQR Equity Market Neutral Fund
Class I
Actual Return $1,000.00 $1,048.70 1.41% $7.28
Hypothetical Return $1,000.00 $1,018.10 1.41% $7.17
Class N
Actual Return $1,000.00 $1,047.90 1.66% $8.57
Hypothetical Return $1,000.00 $1,016.84 1.66% $8.44
Class R6
Actual Return $1,000.00 $1,049.20 1.33% $6.87
Hypothetical Return $1,000.00 $1,018.50 1.33% $6.77
AQR Long-Short Equity Fund
Class I
Actual Return $1,000.00 $1,057.20 1.35% $7.00
Hypothetical Return $1,000.00 $1,018.40 1.35% $6.87
Class N
Actual Return $1,000.00 $1,055.70 1.60% $8.29
Hypothetical Return $1,000.00 $1,017.14 1.60% $8.13
Class R6
Actual Return $1,000.00 $1,057.50 1.27% $6.59
Hypothetical Return $1,000.00 $1,018.80 1.27% $6.46
AQR Macro Opportunities Fund
Class I
Actual Return $1,000.00 $1,111.40 1.72% $9.15
Hypothetical Return $1,000.00 $1,016.53 1.72% $8.74
Class N
Actual Return $1,000.00 $1,109.60 2.02% $10.74
Hypothetical Return $1,000.00 $1,015.02 2.02% $10.26
Class R6
Actual Return $1,000.00 $1,112.60 1.75% $9.32
Hypothetical Return $1,000.00 $1,016.38 1.75% $8.89
AQR Managed Futures Strategy Fund
Class I
Actual Return $1,000.00 $1,027.00 1.27% $6.49
Hypothetical Return $1,000.00 $1,018.80 1.27% $6.46
Class N
Actual Return $1,000.00 $1,024.50 1.52% $7.76
Hypothetical Return $1,000.00 $1,017.54 1.52% $7.73
Class R6
Actual Return $1,000.00 $1,026.60 1.17% $5.98
Hypothetical Return $1,000.00 $1,019.31 1.17% $5.96
AQR Managed Futures Strategy HV Fund
Class I
Actual Return $1,000.00 $1,004.90 1.66% $8.39
Hypothetical Return $1,000.00 $1,016.84 1.66% $8.44
Class N
Actual Return $1,000.00 $1,004.40 1.90% $9.60
Hypothetical Return $1,000.00 $1,015.63 1.90% $9.65
Class R6
Actual Return $1,000.00 $1,005.70 1.56% $7.89
Hypothetical Return $1,000.00 $1,017.34 1.56% $7.93

Fund Expense Examples (Unaudited)
AQR Funds | Annual Report | December 2022
BEGINNING
  ACCOUNT
          DATE
        VALUE
    ENDING
ACCOUNT
      VALUE
  12/31/22
ANNUALIZED
      EXPENSE
RATIO FOR
THE PERIOD
      EXPENSES
PAID FOR THE
PERIOD
          ENDING
        12/31/22
AQR Multi-Asset Fund
Class I
Actual Return $1,000.00 $1,000.10 0.95% $4.79
Hypothetical Return $1,000.00 $1,020.42 0.95% $4.84
Class N
Actual Return $1,000.00 $999.50 1.19% $6.00
Hypothetical Return $1,000.00 $1,019.21 1.19% $6.06
Class R6
Actual Return $1,000.00 $1,001.20 0.85% $4.29
Hypothetical Return $1,000.00 $1,020.92 0.85% $4.33
AQR Risk-Balanced Commodities Strategy Fund
Class I
Actual Return $1,000.00 $1,036.10 1.01% $5.18
Hypothetical Return $1,000.00 $1,020.11 1.01% $5.14
Class N
Actual Return $1,000.00 $1,034.20 1.26% $6.46
Hypothetical Return $1,000.00 $1,018.85 1.26% $6.41
Class R6
Actual Return $1,000.00 $1,035.90 0.89% $4.57
Hypothetical Return $1,000.00 $1,020.72 0.89% $4.53
AQR Style Premia Alternative Fund
Class I
Actual Return $1,000.00 $1,044.80 1.57% $8.09
Hypothetical Return $1,000.00 $1,017.29 1.57% $7.98
Class N
Actual Return $1,000.00 $1,042.80 1.86% $9.58
Hypothetical Return $1,000.00 $1,015.83 1.86% $9.45
Class R6
Actual Return $1,000.00 $1,045.70 1.49% $7.68
Hypothetical Return $1,000.00 $1,017.69 1.49% $7.58
AQR Sustainable Long-Short Equity Carbon Aware Fund
Class I
Actual Return $1,000.00 $1,047.60 1.37% $7.07
Hypothetical Return $1,000.00 $1,018.30 1.37% $6.97
Class N
Actual Return $1,000.00 $1,045.60 1.61% $8.30
Hypothetical Return $1,000.00 $1,017.09 1.61% $8.19
Class R6
Actual Return $1,000.00 $1,048.10 1.28% $6.61
Hypothetical Return $1,000.00 $1,018.75 1.28% $6.51
Expenses are calculated using each Class’ annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/365
(to reflect the one-half year period unless stated otherwise).

Trustees and Officers (Unaudited)
AQR Funds | Annual Report | December 2022
December 31, 2022
The overall management of the business and affairs of the Funds is vested with the Board of Trustees. The Board of Trustees consists of six individuals
(each, a “Trustee”), five of whom are not “interested persons” of the Trust as defined in the 1940 Act (the “Disinterested Trustees”). The Trustees are
responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the
1940 Act. The Board of Trustees approves all significant agreements between the Trust and persons or companies furnishing services to it, including the
Trust’s agreements with its investment advisers, investment sub-advisers, administrator, custodian and transfer agent. The management of each Fund’s day-to-day operations is delegated to its officers, the Adviser and the Funds' administrator, subject always to the investment objectives and policies of each of the Funds and to general supervision of the Board of Trustees. The Disinterested Trustees have retained independent legal counsel to assist them in connection with their duties.
Listed in the chart below is basic information regarding the Trustees and officers of the Trust. The address of each officer and Trustee is One Greenwich
Plaza, Greenwich CT 06830. The Statement of Additional Information (“SAI”) for the Funds includes additional disclosure regarding the Trustees. The
SAI is available, without charge, upon request, by calling toll-free 866-290-2688.
NAME AND YEAR OF BIRTH
CURRENT POSITION
WITH THE TRUST,
TERM OF OFFICE
1
AND
LENGTH OF TIME
SERVED
PRINCIPAL OCCUPATION(S)
DURING PAST 5 YEARS
NUMBER OF
FUNDS IN
FUND
COMPLEX
OVERSEEN BY
TRUSTEE
OTHER PRESENTOR
PAST
DIRECTORSHIPS
HELD BY TRUSTEE
(DURING THE PAST 5
YEARS)
Disinterested Trustees
2
William L. Atwell, M.B.A.,
1950
Chairman of the Board,
since 2023; Trustee,
since 2011
Retired from Atwell Partners, LLC (2012-
2019) (consulting)
36 Webster Financial
Corporation (since 2014)
(banking); Blucora, Inc.
(2017-2019)
L. Joe Moravy, M.B.A., CPA,
1950
Trustee, since 2008 Retired Independent Consultant (2014-
2021)
36 None
Gregg D. Behrens, M.M.,
1952
Trustee, since 2011 Retired from Northern Trust Company
(1974-2009) (banking)
36 Kiwibank (since 2022);
Kiwi Wealth (wealth
management) (2020-
2022)
Mark A. Zurack,
M.B.A., CFA
1957
Trustee, since 2014 Professor, Columbia Business School
(since 2002)
36 Exchange Traded
Concepts Trust (19
portfolios) (since 2011)
Kathleen Hagerty, Ph.D., M.B.A.
1953
Trustee, since 2022 Provost (since 2020) and Associate
Provost (2019-2020), Northwestern
University; Interim Dean (2019-2020),
Senior Associate Dean (2016-2019) and
Professor (since 1984), Kellogg School of
Management, Northwestern University
36 None
Interested Trustees
3
David Kabiller, CFA, 1963 Trustee, since 2010 Founding Principal, AQR Capital
Management, LLC (since 1998)
36 None
Officers
Ted Pyne, M.B.A., Ph.D., 1966 Chief Executive Officer
and President, since
2020
Principal, AQR Capital Management, LLC
(since 2016)
N/A N/A
H.J. Willcox, J.D.,
1966
Chief Compliance
Officer, since 2013;
Anti-Money Laundering
Officer, since 2017
Principal, Chief Legal Officer and Global
Head of Compliance, AQR Capital
Management, LLC (since 2013)
N/A N/A
Bradley Asness, J.D., M.B.A.,
1969
Vice President,
since 2009
Principal and
Co-Chief Operating Officer, AQR Capital
Management, LLC (since 1998)
N/A N/A
Patrick Ryan, CPA
1965
Assistant Treasurer,
since 2020
Principal, AQR Capital Management, LLC
(since 2012)
N/A N/A
Matthew Plastina, 1970 Chief Financial Officer
and Treasurer, since
2022
Executive Director, AQR Capital
Management, LLC (since 2018);
Executive Director, JP Morgan Investment
Management (2010-2018)
N/A N/A

Trustees and Officers (Unaudited)
AQR Funds | Annual Report | December 2022
December 31, 2022
_________
1 Each Trustee serves until the election and qualification of a successor, or until death, resignation or removal as provided in the Trust’s Declaration of
Trust. A Disinterested Trustee may not hold office beyond December 31 of the year in which he or she turns 75.
2 A Disinterested Trustee is any Trustee that is not an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.
3 An Interested Trustee is a Trustee that is an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Kabiller is an
interested person of the Trust because of his position with the Adviser.
NAME AND YEAR OF BIRTH
CURRENT POSITION
WITH THE TRUST,
TERM OF OFFICE
1
AND
LENGTH OF TIME
SERVED
PRINCIPAL OCCUPATION(S)
DURING PAST 5 YEARS
NUMBER OF
FUNDS IN
FUND
COMPLEX
OVERSEEN BY
TRUSTEE
OTHER PRESENTOR
PAST
DIRECTORSHIPS
HELD BY TRUSTEE
(DURING THE PAST 5
YEARS)
Nicole DonVito, J.D., 1979 Chief Legal Officer, since
2014; Vice President,
since 2009, Secretary,
since 2022
Managing Director, Senior Counsel &
Head of Registered Products, AQR Capital
Management, LLC (since 2007)
N/A N/A

Board Approval of Investment Advisory Agreements (Unaudited)
AQR Funds | Annual Report | December 2022
The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of the AQR Funds (the “Trust”) held a videoconference meeting on November 9, 11-12, 2021 (the “Meeting”) to consider the approval of the Investment Management Agreement II between the
Trust, on behalf of the AQR Sustainable Long-Short Equity Net Zero Carbon Fund
1
(the “New Fund”), and AQR Capital Management, LLC (“AQR”) (the
“Investment Management Agreement”). At the Meeting, the Board Members who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”), met with independent legal counsel and representatives of AQR and Fund counsel to review the materials provided and the relevant legal considerations. In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by AQR relevant to the Board’s consideration of whether to approve the Investment Management
Agreement. These materials included: (1) memoranda and materials provided by AQR describing the personnel and services to be provided to the New
Fund; (2) information independently compiled and prepared by Broadridge relating to the New Fund’s proposed fees and expenses relative to peers within the New Fund’s Morningstar fund category; (3) a discussion of the financial information of AQR; and (4) a discussion of the compliance program and the regulatory exam history of AQR.
At the Meeting the Board, including the Independent Board Members, approved the Investment Management Agreement for an initial two-year period for the New Fund. The Board considered all factors it believed to be relevant with respect to the New Fund, including, among other factors: (a) the nature, extent and quality of the services expected to be provided by AQR; (b) the investment performance of AQR and AQR’s portfolio management capabilities; (c) the management fee and the cost of the services and profits that may be realized by AQR from the relationship with the New Fund; (d)
economies of scale; and (e) other factors.
The Board also considered other matters it deemed important to the approval process, services related to the administration of the New Fund’s portfolio holdings, direct and indirect benefits to AQR and its affiliates from their relationship with the New Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weightings to the various items considered.
In considering the approval of the Investment Management Agreement for the New Fund, the Board did not view the Investment Management
Agreement as creating third-party beneficiary rights in shareholders to enforce the terms of the Investment Management Agreement against AQR.
The following is a summary of the Board’s discussion and views regarding the factors it considered in evaluating the Investment Management
Agreement:
The Nature, Extent and Quality of the Services to be Provided by AQR . The Board Members reviewed the services that AQR would provide to the
New Fund under the Investment Management Agreement, including certain administrative services. The Board considered the size and experience of AQR’s staff, its use of technology, and the New Fund’s stated investment objectives, strategies and processes. The Board reviewed the overall qualifications of AQR as an investment adviser. In connection with the investment advisory services to be provided to the New Fund, the Board
Members took into account discussions they had with representatives of AQR regarding the management of the New Fund’s investments in accordance with the New Fund’s stated investment objectives and policies and the types of transactions that would be entered into on behalf of the New Fund.
During these discussions, the Board Members asked questions of, and received answers from, representatives of AQR regarding the formulation and proposed implementation of the New Fund’s investment strategies, their efficacy and potential risks.
In addition to the investment advisory services to be provided to the New Fund, the Board Members considered that AQR also will provide shareholder and administrative services, oversight of fund accounting, marketing services, risk management, compliance oversight, and assistance in meeting legal and regulatory requirements and other services necessary for the operation of the New Fund. The Board Members recognized that AQR will oversee third-party service providers and will administer the New Fund’s liquidity risk management program. In particular, the Board Members reviewed the compliance, shareholder and administrative services to be provided to the New Fund by AQR under the Investment Management Agreement. The Board
Members recognized the entrepreneurial risk that AQR would assume in connection with launching the New Fund and the enterprise risk involved in providing services to the New Fund over time.
Finally, the Independent Board Members had an opportunity to meet outside the presence of Fund management in executive session separately with independent legal counsel to discuss and consider the Investment Management Agreement. Based on the presentations and materials at the Meetings, the Board concluded that the services to be provided to the New Fund by AQR pursuant to the Investment Management Agreement were expected to be of a high quality and would benefit the New Fund.
Investment Performance and AQR’s Portfolio Management . Because the New Fund is newly formed, the Board did not consider the investment performance of the New Fund. The Board based its review of AQR’s performance primarily on the experience of AQR in managing other registered investment companies and private funds, noting that other funds AQR manages have investment objectives, policies or restrictions different from those of the New Fund. The Board also considered the resources and strengths of AQR and the experience of the portfolio management team with respect to the investment strategies proposed for the New Fund. Based on these factors, the Board Members determined that AQR would be an appropriate investment adviser for the New Fund.
The Management Fee and the Cost of the Services and Profits to be Realized by AQR from the Relationship with the New Fund . The Board, including the Independent Board Members, received and reviewed information regarding the management fees to be paid by the New Fund to AQR pursuant to the Investment Management Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided to the New Fund.
To assist in this analysis, the Board received a report independently prepared by Broadridge. The report showed comparative fee information for the
New Fund’s prospective Morningstar category, including expense comparisons of contractual investment management fees and actual net expenses.
The Board also received and reviewed information regarding the expected profitability of AQR with respect to New Fund-related activities. The Board also reviewed AQR’s methodology of determining profitability. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by AQR, the types of funds managed, taxes, expense allocations and business mix.

Board Approval of Investment Advisory Agreements (Unaudited)
AQR Funds | Annual Report | December 2022
The Board reviewed AQR’s unaudited financial information. The purpose of the review was to help the Independent Board Members determine whether the firm has the necessary resources to continue to provide high quality services to the New Fund and attract and retain high quality employees.
Based on their review of the materials presented at the Meeting and discussions of these materials, the Board concluded that the proposed management fees under the Investment Management Agreement are reasonable.
Economies of Scale. Because the New Fund is newly formed and had not commenced operations as of the dates of the Meeting, and the eventual aggregate amount of the New Fund’s assets was uncertain, AQR was not able to provide the Board with specific information concerning the extent to which economies of scale would be realized as the New Fund grows. The Board considered AQR’s representation that the proposed management fee does not include breakpoints because AQR believes the New Fund is priced competitively compared to its peers even at higher asset levels. The Board recognized that economies would also be shared through the adoption of an expense limitation agreement for the New Fund. The Board considered that the funds in the AQR fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit the
New Fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also considered AQR’s overall operations and its efforts to expand the scale of, and further enhance the quality of, its operations.
Other Factors. The Board also took into account other ancillary or “fall-out” benefits that AQR or its affiliates may derive from its relationship with the New Fund, both tangible and intangible. The Board also received information regarding AQR’s brokerage and soft dollar practices. The Board considered that AQR is responsible for decisions to buy and sell securities for the New Fund, selection of broker-dealers and best execution, and aggregation and allocation of trade orders among the firm’s various advisory clients. The Board noted that AQR does not presently intend to make use of soft dollars to acquire third-party research.
Conclusion. Counsel advised the Board concerning the statutory and regulatory requirements for approval and disclosure of an investment management agreement. No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board, including all of the Independent Board Members, concluded that the proposed management fee rate under the Investment
Management Agreement is reasonable in relation to the services to be provided by AQR to the New Fund, as well as the costs expected to be incurred and benefits expected to be gained by AQR in providing such services, including the investment advisory and administrative components. The Board also found the proposed investment management fee to be reasonable in comparison to the fees charged by advisers to other comparable funds of an anticipated size. As a result, the Board, including the Independent Board Members voting separately, approved the Investment Management
Agreement with respect to the New Fund. The Independent Board Members were represented by independent legal counsel who assisted them in their deliberations.
1
The New Fund was renamed “AQR Sustainable Long-Short Equity Carbon Aware Fund” at a subsequent Board meeting.

Investment Adviser
AQR Capital Management, LLC
One Greenwich Plaza
Greenwich, CT 06830
Sub-Adviser
AQR Arbitrage, LLC
One Greenwich Plaza
Greenwich, CT 06830
Transfer Agent
ALPS Fund Services, Inc.
1290 Broadway, Suite 1000
Denver, CO 80203
Custodian
JPMorgan Chase Bank, N.A.
4 Metro Tech Center
Brooklyn, NY 11245
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1000
Denver, CO 80203
Administrator
JPMorgan Chase Bank, N.A.
70 Fargo Street
Boston, MA 02210
Independent Registered Public Accounting Firm
PricewaterhouseCoopers, LLP
300 Madison Avenue
New York, NY 10017
You may obtain a description of the AQR Funds proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30th of each year (available by August 31st of that year) without charge, upon request, by calling 1-866-290-2688 or visiting the funds website https://funds.aqr.com, or by accessing the
SEC’s website at www.SEC.gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.
The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-PORT Part F. The
Form N-PORT Part F is available without charge, upon request, by calling 1-800-SEC-0330, or by accessing the SEC’s website, at
www.SEC.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experienced of its management, marketability of shares and other information.

AQR Funds
P.O. Box 2248, Denver, CO 80201-2248 | p: +1.866.290.2688 | w: https://funds.aqr.com

Item 2. Code of Ethics.
a).
As of the end of the period, December 31
, 2022
,
the Registrant
has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  This code of ethics is included as Exhibit 13 (a)(1).
b). Not Applicable.
c). There have been amendments to the Registrant’s Code of Ethics during the fiscal year ended December 31, 2022 (“Reporting Period”).
d). Registrant granted no waivers from the provisions of its Code of Ethics during the Reporting Period.
e). Not Applicable.
f). Attached.

Item 3. Audit Committee Financial Expert.

a). The Registrant’s Board of Trustees has determined that the “Audit Committee financial expert”, as that term is defined under Items 3(b) and 3(c), serving on its Audit Committee is Mr. L. Joe Moravy. Mr. Moravy is “independent”, as that term is defined under Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Aggregate fees for professional services rendered for the AQR Funds by PricewaterhouseCoopers LLP for the fiscal years ended December 31, 2021 and December 31, 2022 were:

	2021	2022
Audit Fees (a)	$1,054,944	$1,045,930
Audit Related Fees (b)	$17,500	$2,500
Tax Fees (c)	$337,500	$302,660
All Other Fees (d)	$1,889	$2,061
Total:	$1,386,833	$1,353,151

(a)

Audit Fees: These fees relate to professional services rendered by PricewaterhouseCoopers LLP for the audits of the Registrant’s annual financial statements or services normally provided by the independent registered public accounting firm in connection with statutory and regulatory filings or engagements.  These services include the audits of the financial statements of the Registrant, issuance of consents and assistance with review of documents filed with the SEC.

(b)           Audit Related Fees: These fees relate to assurance and related services by PricewaterhouseCoopers LLC that are reasonably related to the performance of the audit of the Registrant’s December 31, 2022 annual financial statements that are not reported under “Audit Fees” above. The audit related services provided by PricewaterhouseCoopers LLP for the year-ended December 31, 2021 and December 31, 2022, relate to procedures performed by PricewaterhouseCoopers LLP in connection with its review of amendments to the Registrant’s Registration Statement.

(c)           Tax Fees: The December 31, 2021 and December 31, 2022 fees relate to professional services rendered by PricewaterhouseCoopers LLP for tax compliance, tax advice and tax planning. The tax services provided by PricewaterhouseCoopers LLP relate to the preparation and review of the Registrant’s federal and state income tax returns, excise tax calculations and assistance with filings for reclaims related to certain foreign taxes withheld.

(d)           All Other Fees: These fees relate to products and services provided by PricewaterhouseCoopers LLP other than those reported under “Audit Fees,” “Audit-Related Fees,” and “Tax Fees” above.

(e)           Audit Committee Pre-approval Policies and Procedures:

(i)
Per Rule 2-01(c)(7)(A) and the charter of the Registrant’s Audit Committee, the Audit Committee approves and recommends the principal accountant for the Registrant, pre-approves (i) the principal accountant’s provision of all audit and permissible non-audit services to the Registrant (including the fees and other compensation to be paid to the principal accountant), and (ii) the principal accountant’s provision of any permissible non-audit services to the Registrant’s investment adviser (the “Adviser”), sub-adviser or any entity controlling, controlled by, or under common control with any investment adviser or sub-adviser, if the engagement relates directly to the operations of the financial reporting of the Trust.

(ii)	The Audit Committee waived pre-approval, pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, for none of the services described in each of Items 4(b) through (d).
(f)            Less than 50% of the hours expended on the principal accountant’s engagement to audit Registrant’s financial statements were attributed to work performed by persons other than the accountant’s full-time, permanent employees.

(g)           Disclose the aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal years ended December 31, 2021 and December 31, 2022: $3,950 and $3,950, respectively.

(h)           Not Applicable.

(i)            The Registrant is not a foreign issuer, as identified by the Securities and Exchange Commission (“Commission”) pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N- CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (“PCAOB”) has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the Registrant is not owned or controlled by a governmental entity in the foreign jurisdiction.

(j)            The Registrant is not a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the PCAOB has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the Registrant is so identified
.

Also, the Registrant does not use a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in
the
financial
statements
of
the
Registrant.

(1) Not Applicable.

(2) Not Applicable.

(3) Not Applicable.

(4) Not Applicable.

(5) Not Applicable.

Item 5. Audit Committee of Listed Registrants.
(a) The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a) (58)(A) of such Act.  All of the Board’s independent Trustees, William L. Atwell, Gregg D. Behrens, Kathleen Hagerty, L. Joe Moravy and Mark A. Zurack, are members of the Audit Committee.
(b) Not Applicable.

Item 6. Investments
(a) Schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b) The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940
.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)
There have not been any changes in Registrant’s control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.
Item 13. Exhibits.

(a)(1)      The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.
aqrfundscodeofethics.docx
(a)(2)      Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
section302.docx
(b)           Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.
section906.docx

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

By: /s/ Ted Pyne
-----------------------------------
Ted Pyne,
Principal Executive Officer
February 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Ted Pyne
----------------------------------
Ted Pyne,
Principal Executive Officer
February 28, 2023

By: /s/ Matthew Plastina
---------------------------------
Matthew Plastina,
Principal Financial Officer
February 28, 2023